                                                    REGISTRATION NO. 333-153809
                                                     REGISTRATION NO. 811-01705

================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4
                            REGISTRATION STATEMENT
                                     UNDER
                        THE SECURITIES ACT OF 1933                   [X]
                        PRE-EFFECTIVE AMENDMENT NO.                  [_]
                      POST-EFFECTIVE AMENDMENT NO. 17                [X]
                                  AND/OR
                          REGISTRATION STATEMENT
                                   UNDER
                    THE INVESTMENT COMPANY ACT OF 1940               [X]
                             AMENDMENT NO. 332                       [X]
                       (CHECK APPROPRIATE BOX OR BOXES)

                               -----------------

                              SEPARATE ACCOUNT A
                                      OF
                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          (EXACT NAME OF REGISTRANT)

                               -----------------

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104 (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)
       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 554-1234

                               -----------------

                                  SHANE DALY
                 VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
                     AXA EQUITABLE LIFE INSURANCE COMPANY
             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104
                  (NAMES AND ADDRESSES OF AGENTS FOR SERVICE)

                               -----------------

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box):
    [X]Immediately upon filing pursuant to paragraph (b) of Rule 485.
    [_]On (date) pursuant to paragraph (b) of Rule 485.
    [_]60 days after filing pursuant to paragraph (a)(1) of Rule 485.
    [_]On (date) pursuant to paragraph (a)(1) of Rule 485.
    [_]75 days after filing pursuant to paragraph (a)(2) of Rule 485.
    [_]On (date) pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:
    [_]This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

   Units of interest in Separate Account under individual variable annuity contracts.
================================================================================

                                     NOTE

This Post-Effective Amendment No. 17 ("PEA") to the Form N-4 Registration Statement No. 333-153809 ("Registration Statement") of AXA Equitable Life Insurance Company ("AXA Equitable") and its Separate Account A is being filed for the purpose of including in the Registration Statement a revised Statement of Additional Information, and Part C. This Post-Effective Amendment No. 17 incorporates by reference the information contained in Part A of Post-Effective Amendment No. 16, filed on April 18, 2017, and including any supplements thereto.

EQUI-VEST(R) (Series 201)

Employer-Sponsored Retirement Plans

STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 1, 2017, SUPPLEMENTED DECEMBER 21, 2017. THE DATE OF THE RELATED PROSPECTUS IS MAY 1, 2017.



AXA EQUITABLE LIFE INSURANCE COMPANY
1290 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10104


--------------------------------------------------------------------------------

This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the related prospectus for EQUI-VEST(R) (Series
201) dated May 1, 2017. That prospectus provides detailed information concerning the contracts, as well as the variable investment options that fund the contracts. Each variable investment option is a subaccount of AXA Equitable's Separate Account A. Definitions of special terms used in the SAI are found in the prospectus.

A copy of the prospectus is available free of charge by writing the processing office (P.O. Box 4956, Syracuse, NY 13221-4956), by calling toll free,
(800) 628-6673, or by contacting your financial professional.
             TABLE OF CONTENTS

             Who is AXA Equitable?                              2

             Calculation of annuity payments                    2

             Custodian and independent registered public
               accounting firm                                  2

             Distribution of the contracts                      2

             Calculating unit values                            3

             Financial statements                               3


   EQUI-VEST(R) is a registered service mark of AXA Equitable Life Insurance
            Company (AXA Equitable). Distributed by its affiliate,
      AXA Advisors, LLC, 1290 Avenue of the Americas, New York, NY 10104 Copyright 2017 AXA Equitable Life Insurance Company -- All rights reserved

                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                 212-554-1234


                                                                        #492476
                                                                  EV Series 201

WHO IS AXA EQUITABLE?

We are AXA Equitable Life Insurance Company ("AXA Equitable") a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect wholly owned subsidiary of AXA Financial, Inc., which is an indirect wholly owned subsidiary of AXA S.A. ("AXA"), a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, AXA exercises significant influence over the operations and capital structure of AXA Equitable. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts. AXA Equitable is solely responsible for paying all amounts owed to you under your contract.

CALCULATION OF ANNUITY PAYMENTS

Variable Immediate Annuities are described in a separate prospectus that is available from your financial professional. Before you select a Variable Immediate Payout option, you should read the prospectus which contains important information you should know.

The calculation of monthly annuity payments under a contract takes into account the number of annuity units of each variable investment option credited under a certificate, their respective annuity unit values, and a net investment factor. The annuity unit values used may vary, although the method of calculating annuity unit values set forth below remains the same. Annuity unit values will also vary by variable investment option.

For each valuation period, the adjusted net investment factor is equal to the net investment factor for the variable investment option reduced for each day in the valuation period by:

..   .00013366 of the net investment factor for a certificate with an assumed base rate of net investment return of 5% a year; or

..   .00009425 of the net investment factor for a certificate with an assumed base rate of net investment return of 3 1/2%.

Because of this adjustment, the annuity unit value rises and falls depending on whether the actual rate of net investment return (after charges) is higher or lower than the assumed base rate.

The assumed base rate will be 5%, except in states where that rate is not permitted. Annuity payments based upon an assumed base rate of 3 1/2% will at first be smaller than those based upon a 5% assumed base rate. Payments based upon a 3 1/2% rate, however, will rise more rapidly when unit values are rising, and payments will fall more slowly when unit values are falling than those based upon a 5% rate.

The amounts of variable annuity payments are determined as follows:

Payments normally start on the business day specified on your election form or on such other future date as specified therein. The first three monthly payments are the same. The initial payment will be calculated using the basis guaranteed in the applicable contract or our current basis, whichever would provide the higher initial benefit.

The first three payments depend on the assumed base rate of net investment return and the form of annuity chosen (and any fixed period). If the annuity involves a life contingency, the risk class and the age of the annuitants will affect payments.

Payments after the first three will vary according to the investment performance of the variable investment option(s) selected to fund the variable payments. After that, each monthly payment will be calculated by multiplying the number of annuity units credited by the average annuity unit value for the selected fund for the second calendar month immediately preceding the due date of the payment. The number of units is calculated by dividing the first monthly payment by the annuity unit value for the valuation period which includes the due date of the first monthly payment. The average annuity unit value is the average of the annuity unit values for the valuation periods ending in that month.

ILLUSTRATION OF CALCULATION OF ANNUITY PAYMENTS

To show how we determine variable annuity payments, assume that the account value on a retirement date is enough to fund an annuity with a monthly payment of $100 and that the annuity unit value of the selected variable investment option for the valuation period that includes the due date of the first annuity payment is $3.74. The number of annuity units credited under the certificate would be 26.74 (100 divided by 3.74 = 26.74). Based on a hypothetical average annuity unit value of $3.56 in October 2015, the annuity payment due in December 2015 would be $95.19 (the number of units (26.74) times $3.56).

CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

AXA Equitable is the custodian for the shares of the Trusts owned by the variable annuity options.

The financial statements of the Separate Account at December 31, 2016 and for each of the two years in the period ended December 31, 2016, and the consolidated financial statements of AXA Equitable at December 31, 2016 and 2015 and for each of the three years in the period ended December 31, 2016 are included in this SAI in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable's Form 10-K. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.

DISTRIBUTION OF THE CONTRACTS

Pursuant to a Distribution and Servicing Agreement between AXA Advisors, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account A, AXA Equitable paid AXA Advisors a fee of $0, $0 and $325,380 for each of the years 2016, 2015 and 2014. AXA Equitable paid AXA Advisors, as the distributors of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account A, $542,160,541 in 2016, $560,399,960 in 2015 and $571,445,806
in 2014. Of these amounts, AXA Advisors retained $281,641,950, $285,764,982 and $305,637,317, respectively.

Under a Distribution Agreement between AXA Distributors, LLC, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account A, AXA Equitable paid AXA Distributors, LLC, distribution fees of $507,645,857 in 2016, $490,800,838 in 2015 and $516,811,792 in 2014, as distributor of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account A. Of these amounts, for each of these three years, AXA Distributors, LLC retained $7,262,669, $0 and $0, respectively.

CALCULATING UNIT VALUES

Unit values are determined at the end of each "valuation period" for each of the variable investment options. A valuation period is each business day together with any consecutive preceding non-business day. The unit values for EQUI-VEST(R) may vary. The method of calculating unit values is set forth below.

The unit value for a variable investment option for any valuation period is equal to the unit value for the preceding valuation period multiplied by the "net investment factor" for the variable investment option for that valuation period. The net investment factor is:

                              (   _a    )     -    c
                                   b

where:

(a)is the value of the variable investment option's shares of the corresponding portfolio at the end of the valuation period before giving effect to any amounts allocated to or withdrawn from the variable investment options for the valuation period. For this purpose, we use the share value reported to us by the applicable Trust. This share value is after deduction for investment advisory fees and direct expenses of such Trust.

(b)is the value of the variable investment option's shares of the corresponding portfolio at the end of the preceding valuation period (after any amounts allocated or withdrawn for that valuation period).

(c)is the daily Separate Account A asset charge for the expenses of the contracts times the number of calendar days in the valuation period, plus any charge for taxes or amounts set aside as a reserve for taxes.

FINANCIAL STATEMENTS

The consolidated financial statements of AXA Equitable included herein should be considered only as bearing upon the ability of AXA Equitable to meet its obligations under the contracts.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

INDEX TO FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm...............   FSA-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2016............   FSA-3
   Statements of Operations for the Year Ended December 31, 2016......  FSA-50
   Statements of Changes in Net Assets for the Years or Periods Ended
     December 31, 2016 and 2015.......................................  FSA-68
   Notes to Financial Statements...................................... FSA-109

AXA EQUITABLE LIFE INSURANCE COMPANY

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm...............     F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2016 and 2015............     F-2
   Consolidated Statements of Earnings (Loss), Years Ended
     December 31, 2016, 2015 and 2014.................................     F-3
   Consolidated Statements of Comprehensive Income (Loss), Years
     Ended December 31, 2016, 2015 and 2014...........................     F-4
   Consolidated Statements of Equity, Years Ended December 31, 2016,
     2015 and 2014....................................................     F-5
   Consolidated Statements of Cash Flows, Years Ended December 31,
     2016, 2015 and 2014..............................................     F-6
   Notes to Consolidated Financial Statements.........................     F-8

                                 FSA-1  #345643

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of AXA Equitable Life Insurance Company and the Contractowners of Separate Account A of AXA Equitable Life Insurance Company

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Variable Investment Options constituting Separate Account A of AXA Equitable Life Insurance Company ("AXA Equitable"), indicated in Note 1, as of December 31, 2016, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the periods indicated in Note 1, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of December 31, 2016 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
New York, New York
April 17, 2017

                                     FSA-2

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2016



                                                          1290 VT                                        ALL ASSET
                                                          SOCIALLY       ALL ASSET        ALL ASSET       MODERATE
                                                        RESPONSIBLE* AGGRESSIVE-ALT 25* GR0WTH-ALT 20* GROWTH-ALT 15*
                                                        ------------ ------------------ -------------- --------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $45,623,340     $11,929,009      $59,126,536     $7,992,727
Receivable for policy-related transactions.............      13,800           4,483           25,066          2,424
                                                        -----------     -----------      -----------     ----------
   Total assets........................................  45,637,140      11,933,492       59,151,602      7,995,151
                                                        -----------     -----------      -----------     ----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........      13,798           4,483           25,066          2,424
                                                        -----------     -----------      -----------     ----------
   Total liabilities...................................      13,798           4,483           25,066          2,424
                                                        -----------     -----------      -----------     ----------
NET ASSETS............................................. $45,623,342     $11,929,009      $59,126,536     $7,992,727
                                                        ===========     ===========      ===========     ==========

NET ASSETS:
Accumulation unit values............................... $45,604,233     $11,928,755      $59,125,913     $7,992,589
Retained by AXA Equitable in Separate Account A........      19,109             254              623            138
                                                        -----------     -----------      -----------     ----------
TOTAL NET ASSETS....................................... $45,623,342     $11,929,009      $59,126,536     $7,992,727
                                                        ===========     ===========      ===========     ==========

Investments in shares of the Portfolios, at cost....... $39,911,929     $11,664,753      $60,094,381     $7,932,916

                                                                          AMERICAN
                                                                           FUNDS
                                                           AMERICAN      INSURANCE
                                                        CENTURY VP MID SERIES(R) BOND
                                                        CAP VALUE FUND    FUND/SM/
                                                        -------------- --------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $47,192,999    $36,249,368
Receivable for policy-related transactions.............       98,879         73,785
                                                         -----------    -----------
   Total assets........................................   47,291,878     36,323,153
                                                         -----------    -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........       98,879         73,785
                                                         -----------    -----------
   Total liabilities...................................       98,879         73,785
                                                         -----------    -----------
NET ASSETS.............................................  $47,192,999    $36,249,368
                                                         ===========    ===========

NET ASSETS:
Accumulation unit values...............................  $47,192,749    $36,249,350
Retained by AXA Equitable in Separate Account A........          250             18
                                                         -----------    -----------
TOTAL NET ASSETS.......................................  $47,192,999    $36,249,368
                                                         ===========    ===========

Investments in shares of the Portfolios, at cost.......  $42,568,718    $37,128,206

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-3

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                          AXA 400     AXA 500    AXA 2000       AXA
                                                          MANAGED     MANAGED     MANAGED   AGGRESSIVE   AXA BALANCED
                                                        VOLATILITY* VOLATILITY* VOLATILITY* ALLOCATION*   STRATEGY*
                                                        ----------- ----------- ----------- ------------ ------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $12,252,124 $19,421,208 $5,859,784  $610,878,511 $124,934,311
Receivable for shares of the Portfolios sold...........          --          --     39,663            --           --
Receivable for policy-related transactions.............      31,127      63,822         --        68,525        4,728
                                                        ----------- ----------- ----------  ------------ ------------
   Total assets........................................  12,283,251  19,485,030  5,899,447   610,947,036  124,939,039
                                                        ----------- ----------- ----------  ------------ ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........      31,127      63,822         --        68,525        4,728
Payable for policy-related transactions................          --          --     39,663            --           --
                                                        ----------- ----------- ----------  ------------ ------------
   Total liabilities...................................      31,127      63,822     39,663        68,525        4,728
                                                        ----------- ----------- ----------  ------------ ------------
NET ASSETS............................................. $12,252,124 $19,421,208 $5,859,784  $610,878,511 $124,934,311
                                                        =========== =========== ==========  ============ ============

NET ASSETS:
Accumulation unit values............................... $12,251,267 $19,418,433 $5,859,354  $610,864,749 $124,932,640
Retained by AXA Equitable in Separate Account A........         857       2,775        430        13,762        1,671
                                                        ----------- ----------- ----------  ------------ ------------
TOTAL NET ASSETS....................................... $12,252,124 $19,421,208 $5,859,784  $610,878,511 $124,934,311
                                                        =========== =========== ==========  ============ ============

Investments in shares of the Portfolios, at cost....... $11,621,139 $18,095,441 $5,410,985  $620,563,240 $117,038,701

                                                            AXA
                                                        CONSERVATIVE
                                                        ALLOCATION*
                                                        ------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $112,217,485
Receivable for shares of the Portfolios sold...........           --
Receivable for policy-related transactions.............       15,335
                                                        ------------
   Total assets........................................  112,232,820
                                                        ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........       15,335
Payable for policy-related transactions................           --
                                                        ------------
   Total liabilities...................................       15,335
                                                        ------------
NET ASSETS............................................. $112,217,485
                                                        ============

NET ASSETS:
Accumulation unit values............................... $112,214,133
Retained by AXA Equitable in Separate Account A........        3,352
                                                        ------------
TOTAL NET ASSETS....................................... $112,217,485
                                                        ============

Investments in shares of the Portfolios, at cost....... $115,788,631

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-4

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                            AXA                        AXA      AXA GLOBAL
                                                        CONSERVATIVE     AXA      CONSERVATIVE-   EQUITY
                                                           GROWTH    CONSERVATIVE     PLUS        MANAGED    AXA GROWTH
                                                         STRATEGY*    STRATEGY*    ALLOCATION*  VOLATILITY*  STRATEGY*
                                                        ------------ ------------ ------------- ------------ ----------
ASSETS:
Investments in shares of the Portfolios, at fair value. $25,591,333   $9,714,205  $206,446,896  $348,761,358 $1,369,888
Receivable for shares of the Portfolios sold...........      36,998       25,585            --        66,006         43
Receivable for policy-related transactions.............          --           --        29,458            --         --
                                                        -----------   ----------  ------------  ------------ ----------
   Total assets........................................  25,628,331    9,739,790   206,476,354   348,827,364  1,369,931
                                                        -----------   ----------  ------------  ------------ ----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........          --           --        29,458            --         --
Payable for policy-related transactions................      36,998       25,509            --        66,006          6
                                                        -----------   ----------  ------------  ------------ ----------
   Total liabilities...................................      36,998       25,509        29,458        66,006          6
                                                        -----------   ----------  ------------  ------------ ----------
NET ASSETS............................................. $25,591,333   $9,714,281  $206,446,896  $348,761,358 $1,369,925
                                                        ===========   ==========  ============  ============ ==========

NET ASSETS:
Accumulation unit values............................... $25,591,290   $9,714,281  $206,424,338  $348,728,162 $1,369,925
Retained by AXA Equitable in Separate Account A........          43           --        22,558        33,196         --
                                                        -----------   ----------  ------------  ------------ ----------
TOTAL NET ASSETS....................................... $25,591,333   $9,714,281  $206,446,896  $348,761,358 $1,369,925
                                                        ===========   ==========  ============  ============ ==========

Investments in shares of the Portfolios, at cost....... $24,659,425   $9,557,542  $213,236,229  $302,863,823 $1,049,191

                                                             AXA
                                                        INTERNATIONAL
                                                        CORE MANAGED
                                                         VOLATILITY*
                                                        -------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $150,483,587
Receivable for shares of the Portfolios sold...........           --
Receivable for policy-related transactions.............       15,310
                                                        ------------
   Total assets........................................  150,498,897
                                                        ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........       15,310
Payable for policy-related transactions................           --
                                                        ------------
   Total liabilities...................................       15,310
                                                        ------------
NET ASSETS............................................. $150,483,587
                                                        ============

NET ASSETS:
Accumulation unit values............................... $150,471,207
Retained by AXA Equitable in Separate Account A........       12,380
                                                        ------------
TOTAL NET ASSETS....................................... $150,483,587
                                                        ============

Investments in shares of the Portfolios, at cost....... $151,997,352

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-5

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                             AXA           AXA                    AXA LARGE CAP
                                                        INTERNATIONAL INTERNATIONAL AXA LARGE CAP    GROWTH     AXA LARGE CAP
                                                           MANAGED    VALUE MANAGED CORE MANAGED     MANAGED    VALUE MANAGED
                                                         VOLATILITY*   VOLATILITY*   VOLATILITY*   VOLATILITY*   VOLATILITY*
                                                        ------------- ------------- ------------- ------------- -------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $8,712,452   $170,186,770   $29,430,509  $631,506,060  $851,565,470
Receivable for shares of the Portfolios sold...........          --         66,805         1,284       187,879       127,784
Receivable for policy-related transactions.............       3,451             --            --            --            --
                                                         ----------   ------------   -----------  ------------  ------------
   Total assets........................................   8,715,903    170,253,575    29,431,793   631,693,939   851,693,254
                                                         ----------   ------------   -----------  ------------  ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........       3,451             --            --            --            --
Payable for policy related transactions................          --         66,805         1,284       187,879       127,780
                                                         ----------   ------------   -----------  ------------  ------------
   Total liabilities...................................       3,451         66,805         1,284       187,879       127,780
                                                         ----------   ------------   -----------  ------------  ------------
NET ASSETS.............................................  $8,712,452   $170,186,770   $29,430,509  $631,506,060  $851,565,474
                                                         ==========   ============   ===========  ============  ============

NET ASSETS:
Accumulation unit values...............................  $8,711,211   $170,173,104   $29,416,852  $631,454,022  $847,752,566
Contracts in payout (annuitization) period.............          --             --            --            --     3,304,925
Retained by AXA Equitable in Separate Account A........       1,241         13,666        13,657        52,038       507,983
                                                         ----------   ------------   -----------  ------------  ------------
TOTAL NET ASSETS.......................................  $8,712,452   $170,186,770   $29,430,509  $631,506,060  $851,565,474
                                                         ==========   ============   ===========  ============  ============

Investments in shares of the Portfolios, at cost.......  $9,490,874   $166,323,134   $22,817,932  $436,826,200  $544,522,202

                                                         AXA MID CAP
                                                        VALUE MANAGED
                                                         VOLATILITY*
                                                        -------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $505,193,576
Receivable for shares of the Portfolios sold...........      199,363
Receivable for policy-related transactions.............           --
                                                        ------------
   Total assets........................................  505,392,939
                                                        ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........           --
Payable for policy related transactions................      199,359
                                                        ------------
   Total liabilities...................................      199,359
                                                        ------------
NET ASSETS............................................. $505,193,580
                                                        ============

NET ASSETS:
Accumulation unit values............................... $505,176,240
Contracts in payout (annuitization) period.............           --
Retained by AXA Equitable in Separate Account A........       17,340
                                                        ------------
TOTAL NET ASSETS....................................... $505,193,580
                                                        ============

Investments in shares of the Portfolios, at cost....... $315,232,177

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-6

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                       AXA MODERATE AXA MODERATE-                AXA/AB DYNAMIC
                                                         AXA MODERATE     GROWTH        PLUS       AXA SMARTBETA    MODERATE
                                                         ALLOCATION*    STRATEGY*    ALLOCATION*      EQUITY*       GROWTH*
                                                        -------------- ------------ -------------- ------------- --------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $1,609,640,941 $50,659,005  $1,086,655,180   $392,304     $16,586,642
Receivable for shares of the Portfolios sold...........        445,868          --         140,359         --              --
Receivable for policy-related transactions.............             --      94,414              --      1,208          16,691
                                                        -------------- -----------  --------------   --------     -----------
   Total assets........................................  1,610,086,809  50,753,419   1,086,795,539    393,512      16,603,333
                                                        -------------- -----------  --------------   --------     -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........             --      94,414              --      1,199          16,691
Payable for policy-related transactions................        119,838          --         140,359         --              --
                                                        -------------- -----------  --------------   --------     -----------
   Total liabilities...................................        119,838      94,414         140,359      1,199          16,691
                                                        -------------- -----------  --------------   --------     -----------
NET ASSETS............................................. $1,609,966,971 $50,659,005  $1,086,655,180   $392,313     $16,586,642
                                                        ============== ===========  ==============   ========     ===========

NET ASSETS:
Accumulation unit values............................... $1,604,200,842 $50,651,193  $1,086,620,331   $392,313     $16,586,584
Contracts in payout (annuitization) period.............      5,766,129          --              --         --              --
Retained by AXA Equitable in Separate Account A........             --       7,812          34,849         --              58
                                                        -------------- -----------  --------------   --------     -----------
TOTAL NET ASSETS....................................... $1,609,966,971 $50,659,005  $1,086,655,180   $392,313     $16,586,642
                                                        ============== ===========  ==============   ========     ===========

Investments in shares of the Portfolios, at cost....... $1,693,924,269 $49,296,072  $1,105,058,990   $387,638     $16,473,723

                                                        AXA/AB SMALL
                                                        CAP GROWTH*
                                                        ------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $347,378,918
Receivable for shares of the Portfolios sold...........       74,296
Receivable for policy-related transactions.............           --
                                                        ------------
   Total assets........................................  347,453,214
                                                        ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........           --
Payable for policy-related transactions................       74,296
                                                        ------------
   Total liabilities...................................       74,296
                                                        ------------
NET ASSETS............................................. $347,378,918
                                                        ============

NET ASSETS:
Accumulation unit values............................... $345,174,587
Contracts in payout (annuitization) period.............    2,165,886
Retained by AXA Equitable in Separate Account A........       38,445
                                                        ------------
TOTAL NET ASSETS....................................... $347,378,918
                                                        ============

Investments in shares of the Portfolios, at cost....... $336,731,543

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-7

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                                                  AXA/FRANKLIN
                                                                        AXA/DOUBLELINE AXA/FRANKLIN AXA/FRANKLIN   TEMPLETON
                                                        AXA/CLEARBRIDGE OPPORTUNISTIC    BALANCED     SMALL CAP    ALLOCATION
                                                           LARGE CAP      CORE PLUS      MANAGED    VALUE MANAGED   MANAGED
                                                            GROWTH*         BOND*      VOLATILITY*   VOLATILITY*  VOLATILITY*
                                                        --------------- -------------- ------------ ------------- ------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $152,983,778     $2,603,006   $89,575,944   $19,631,149  $69,579,281
Receivable for shares of the Portfolios sold...........        83,058             --        30,562        38,127           --
Receivable for policy-related transactions.............            --         29,634            --            --       34,595
                                                         ------------     ----------   -----------   -----------  -----------
   Total assets........................................   153,066,836      2,632,640    89,606,506    19,669,276   69,613,876
                                                         ------------     ----------   -----------   -----------  -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........            --         29,567            --            --       34,595
Payable for policy-related transactions................        83,058             --        30,562        38,123           --
                                                         ------------     ----------   -----------   -----------  -----------
   Total liabilities...................................        83,058         29,567        30,562        38,123       34,595
                                                         ------------     ----------   -----------   -----------  -----------
NET ASSETS.............................................  $152,983,778     $2,603,073   $89,575,944   $19,631,153  $69,579,281
                                                         ============     ==========   ===========   ===========  ===========

NET ASSETS:
Accumulation unit values...............................  $152,942,475     $2,603,073   $89,564,668   $19,631,153  $69,558,335
Retained by AXA Equitable in Separate Account A........        41,303             --        11,276            --       20,946
                                                         ------------     ----------   -----------   -----------  -----------
TOTAL NET ASSETS.......................................  $152,983,778     $2,603,073   $89,575,944   $19,631,153  $69,579,281
                                                         ============     ==========   ===========   ===========  ===========

Investments in shares of the Portfolios, at cost.......  $168,790,122     $2,650,219   $84,232,106   $15,155,899  $62,337,868


                                                        AXA/HORIZON
                                                         SMALL CAP
                                                          VALUE*
                                                        -----------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $306,561
Receivable for shares of the Portfolios sold...........        --
Receivable for policy-related transactions.............       284
                                                         --------
   Total assets........................................   306,845
                                                         --------

LIABILITIES:
Payable for shares of the Portfolios purchased.........       278
Payable for policy-related transactions................        --
                                                         --------
   Total liabilities...................................       278
                                                         --------
NET ASSETS.............................................  $306,567
                                                         ========

NET ASSETS:
Accumulation unit values...............................  $306,567
Retained by AXA Equitable in Separate Account A........        --
                                                         --------
TOTAL NET ASSETS.......................................  $306,567
                                                         ========

Investments in shares of the Portfolios, at cost.......  $293,748

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-8

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                 AXA/MUTUAL
                                                                                  LARGE CAP               AXA/TEMPLETON
                                                                     AXA/LOOMIS    EQUITY    AXA/PACIFIC  GLOBAL EQUITY
                                                         AXA/JANUS     SAYLES      MANAGED   GLOBAL SMALL    MANAGED
                                                        ENTERPRISE*   GROWTH*    VOLATILITY*  CAP VALUE*   VOLATILITY*
                                                        ------------ ----------- ----------- ------------ -------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $244,984,003 $61,043,883 $26,934,864   $404,077    $43,951,041
Receivable for shares of the Portfolios sold...........       10,341          --       4,831         --         22,540
Receivable for policy-related transactions.............           --      10,188          --        397             --
                                                        ------------ ----------- -----------   --------    -----------
   Total assets........................................  244,994,344  61,054,071  26,939,695    404,474     43,973,581
                                                        ------------ ----------- -----------   --------    -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........           --      10,188          --        395             --
Payable for policy related transactions................       10,341          --       4,831         --         22,540
                                                        ------------ ----------- -----------   --------    -----------
   Total liabilities...................................       10,341      10,188       4,831        395         22,540
                                                        ------------ ----------- -----------   --------    -----------
NET ASSETS............................................. $244,984,003 $61,043,883 $26,934,864   $404,079    $43,951,041
                                                        ============ =========== ===========   ========    ===========

NET ASSETS:
Accumulation unit values............................... $244,983,228 $61,039,091 $26,930,295   $404,079    $43,936,088
Retained by AXA Equitable in Separate Account A........          775       4,792       4,569         --         14,953
                                                        ------------ ----------- -----------   --------    -----------
TOTAL NET ASSETS....................................... $244,984,003 $61,043,883 $26,934,864   $404,079    $43,951,041
                                                        ============ =========== ===========   ========    ===========

Investments in shares of the Portfolios, at cost....... $276,012,316 $60,577,808 $20,327,509   $345,880    $39,322,433


                                                         CHARTER/SM/
                                                        INTERNATIONAL
                                                          MODERATE*
                                                        -------------
ASSETS:
Investments in shares of the Portfolios, at fair value.    $50,522
Receivable for shares of the Portfolios sold...........         --
Receivable for policy-related transactions.............         16
                                                           -------
   Total assets........................................     50,538
                                                           -------

LIABILITIES:
Payable for shares of the Portfolios purchased.........         14
Payable for policy related transactions................         --
                                                           -------
   Total liabilities...................................         14
                                                           -------
NET ASSETS.............................................    $50,524
                                                           =======

NET ASSETS:
Accumulation unit values...............................    $50,524
Retained by AXA Equitable in Separate Account A........         --
                                                           -------
TOTAL NET ASSETS.......................................    $50,524
                                                           =======

Investments in shares of the Portfolios, at cost.......    $51,381

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-9

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                        CHARTER/SM/                   CHARTER/SM/ CHARTER/SM/  EQ/BLACKROCK
                                                        MULTI-SECTOR CHARTER/SM/ REAL SMALL CAP    SMALL CAP   BASIC VALUE
                                                           BOND*        ASSETS*        GROWTH*       VALUE*      EQUITY*
                                                        ------------ --------------   ----------- ------------ ------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $87,469,289     $170,159      $40,462,098 $117,415,211 $759,184,930
Receivable for shares of the Portfolios sold...........      62,368           --           94,588       26,950       11,695
Receivable for policy-related transactions.............          --           46               --           --           --
                                                        -----------     --------      ----------- ------------ ------------
   Total assets........................................  87,531,657      170,205       40,556,686  117,442,161  759,196,625
                                                        -----------     --------      ----------- ------------ ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........          --           43               --           --           --
Payable for policy-related transactions................      62,368           --           94,588       26,946       11,688
                                                        -----------     --------      ----------- ------------ ------------
   Total liabilities...................................      62,368           43           94,588       26,946       11,688
                                                        -----------     --------      ----------- ------------ ------------
NET ASSETS............................................. $87,469,289     $170,162      $40,462,098 $117,415,215 $759,184,937
                                                        ===========     ========      =========== ============ ============

NET ASSETS:
Accumulation unit values............................... $87,046,108     $170,162      $40,272,405 $117,210,197 $759,183,384
Contracts in payout (annuitization) period.............     290,951           --               --           --           --
Retained by AXA Equitable in Separate Account A........     132,230           --          189,693      205,018        1,553
                                                        -----------     --------      ----------- ------------ ------------
TOTAL NET ASSETS....................................... $87,469,289     $170,162      $40,462,098 $117,415,215 $759,184,937
                                                        ===========     ========      =========== ============ ============

Investments in shares of the Portfolios, at cost....... $96,754,865     $171,868      $36,502,404 $ 85,653,256 $585,669,736

                                                          EQ/BOSTON
                                                           ADVISORS
                                                        EQUITY INCOME*
                                                        --------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $107,753,143
Receivable for shares of the Portfolios sold...........         1,290
Receivable for policy-related transactions.............            --
                                                         ------------
   Total assets........................................   107,754,433
                                                         ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........            --
Payable for policy-related transactions................         1,290
                                                         ------------
   Total liabilities...................................         1,290
                                                         ------------
NET ASSETS.............................................  $107,753,143
                                                         ============

NET ASSETS:
Accumulation unit values...............................  $107,750,870
Contracts in payout (annuitization) period.............            --
Retained by AXA Equitable in Separate Account A........         2,273
                                                         ------------
TOTAL NET ASSETS.......................................  $107,753,143
                                                         ============

Investments in shares of the Portfolios, at cost.......  $118,027,090

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-10

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                         EQ/CAPITAL                              EQ/EMERGING
                                                          GUARDIAN     EQ/COMMON    EQ/CORE BOND   MARKETS    EQ/EQUITY 500
                                                         RESEARCH*    STOCK INDEX*     INDEX*    EQUITY PLUS*    INDEX*
                                                        ------------ -------------- ------------ ------------ --------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $194,101,285 $2,212,348,094 $114,334,250  $5,741,763  $1,322,901,221
Receivable for shares of the Portfolios sold...........      131,212        442,364           --          --              --
Receivable for policy-related transactions.............           --             --       21,142      10,743         243,552
                                                        ------------ -------------- ------------  ----------  --------------
   Total assets........................................  194,232,497  2,212,790,458  114,355,392   5,752,506   1,323,144,773
                                                        ------------ -------------- ------------  ----------  --------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........           --             --       21,142      10,743         243,552
Payable for policy-related transactions................      131,208        683,760           --          --              --
                                                        ------------ -------------- ------------  ----------  --------------
   Total liabilities...................................      131,208        683,760       21,142      10,743         243,552
                                                        ------------ -------------- ------------  ----------  --------------
NET ASSETS............................................. $194,101,289 $2,212,106,698 $114,334,250  $5,741,763  $1,322,901,221
                                                        ============ ============== ============  ==========  ==============

NET ASSETS:
Accumulation unit values............................... $194,060,686 $2,199,198,152 $114,324,021  $5,741,286  $1,318,846,521
Contracts in payout (annuitization) period.............           --     12,383,780           --          --       3,729,575
Retained by AXA Equitable in Separate Account A........       40,603        524,766       10,229         477         325,125
                                                        ------------ -------------- ------------  ----------  --------------
TOTAL NET ASSETS....................................... $194,101,289 $2,212,106,698 $114,334,250  $5,741,763  $1,322,901,221
                                                        ============ ============== ============  ==========  ==============

Investments in shares of the Portfolios, at cost....... $123,631,285 $1,489,527,747 $116,731,424  $5,852,608  $1,036,177,343

                                                          EQ/GAMCO
                                                         MERGERS AND
                                                        ACQUISITIONS*
                                                        -------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $17,663,930
Receivable for shares of the Portfolios sold...........           --
Receivable for policy-related transactions.............       18,460
                                                         -----------
   Total assets........................................   17,682,390
                                                         -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........       18,460
Payable for policy-related transactions................           --
                                                         -----------
   Total liabilities...................................       18,460
                                                         -----------
NET ASSETS.............................................  $17,663,930
                                                         ===========

NET ASSETS:
Accumulation unit values...............................  $17,652,670
Contracts in payout (annuitization) period.............           --
Retained by AXA Equitable in Separate Account A........       11,260
                                                         -----------
TOTAL NET ASSETS.......................................  $17,663,930
                                                         ===========

Investments in shares of the Portfolios, at cost.......  $17,750,259

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-11

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                          EQ/GAMCO                              EQ/INTERMEDIATE
                                                        SMALL COMPANY EQ/GLOBAL   EQ/HIGH YIELD   GOVERNMENT    EQ/INTERNATIONAL
                                                           VALUE*     BOND PLUS*      BOND*          BOND*       EQUITY INDEX*
                                                        ------------- ----------- ------------- --------------- ----------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $878,471,150  $54,209,532  $8,520,864     $58,311,525     $345,971,275
Receivable for shares of the Portfolios sold...........           --           --          --              --            9,096
Receivable for policy-related transactions.............      284,409          982       4,641           8,990               --
                                                        ------------  -----------  ----------     -----------     ------------
   Total assets........................................  878,755,559   54,210,514   8,525,505      58,320,515      345,980,371
                                                        ------------  -----------  ----------     -----------     ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........      284,409          982       2,857           8,955               --
Payable for policy-related transactions................           --           --          --              --            2,703
                                                        ------------  -----------  ----------     -----------     ------------
   Total liabilities...................................      284,409          982       2,857           8,955            2,703
                                                        ------------  -----------  ----------     -----------     ------------
NET ASSETS............................................. $878,471,150  $54,209,532  $8,522,648     $58,311,560     $345,977,668
                                                        ============  ===========  ==========     ===========     ============

NET ASSETS:
Accumulation unit values............................... $878,427,885  $54,197,938  $8,522,648     $57,994,158     $344,698,792
Contracts in payout (annuitization) period.............           --           --          --         249,248        1,278,876
Retained by AXA Equitable in Separate Account A........       43,265       11,594          --          68,154               --
                                                        ------------  -----------  ----------     -----------     ------------
TOTAL NET ASSETS....................................... $878,471,150  $54,209,532  $8,522,648     $58,311,560     $345,977,668
                                                        ============  ===========  ==========     ===========     ============

Investments in shares of the Portfolios, at cost....... $758,016,526  $59,077,498  $8,684,398     $58,178,060     $381,384,521

                                                         EQ/INVESCO
                                                         COMSTOCK*
                                                        ------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $117,520,669
Receivable for shares of the Portfolios sold...........       54,163
Receivable for policy-related transactions.............           --
                                                        ------------
   Total assets........................................  117,574,832
                                                        ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........           --
Payable for policy-related transactions................       54,163
                                                        ------------
   Total liabilities...................................       54,163
                                                        ------------
NET ASSETS............................................. $117,520,669
                                                        ============

NET ASSETS:
Accumulation unit values............................... $117,507,292
Contracts in payout (annuitization) period.............           --
Retained by AXA Equitable in Separate Account A........       13,377
                                                        ------------
TOTAL NET ASSETS....................................... $117,520,669
                                                        ============

Investments in shares of the Portfolios, at cost....... $100,477,382

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-12

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                         EQ/JPMORGAN                                 EQ/MFS
                                                            VALUE      EQ/LARGE CAP  EQ/LARGE CAP INTERNATIONAL  EQ/MID CAP
                                                        OPPORTUNITIES* GROWTH INDEX* VALUE INDEX*    GROWTH*       INDEX*
                                                        -------------- ------------- ------------ ------------- ------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $92,233,271   $214,009,628  $78,419,503  $104,476,975  $562,443,000
Receivable for shares of the Portfolios sold...........           --             --       89,156            --            --
Receivable for policy-related transactions.............       72,009         29,806           --        23,564       154,699
                                                         -----------   ------------  -----------  ------------  ------------
   Total assets........................................   92,305,280    214,039,434   78,508,659   104,500,539   562,597,699
                                                         -----------   ------------  -----------  ------------  ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........       72,009         29,806           --        23,564       154,699
Payable for policy-related transactions................           --             --       89,156            --            --
                                                         -----------   ------------  -----------  ------------  ------------
   Total liabilities...................................       72,009         29,806       89,156        23,564       154,699
                                                         -----------   ------------  -----------  ------------  ------------
NET ASSETS.............................................  $92,233,271   $214,009,628  $78,419,503  $104,476,975  $562,443,000
                                                         ===========   ============  ===========  ============  ============

NET ASSETS:
Accumulation unit values...............................  $92,187,979   $214,004,665  $78,416,710  $104,465,799  $562,440,448
Contracts in payout (annuitization) period.............           --             --           --            --            --
Retained by AXA Equitable in Separate Account A........       45,292          4,963        2,793        11,176         2,552
                                                         -----------   ------------  -----------  ------------  ------------
TOTAL NET ASSETS.......................................  $92,233,271   $214,009,628  $78,419,503  $104,476,975  $562,443,000
                                                         ===========   ============  ===========  ============  ============

Investments in shares of the Portfolios, at cost.......  $71,374,391   $214,654,218  $71,188,725  $108,384,667  $422,310,872

                                                         EQ/MONEY
                                                         MARKET*
                                                        -----------
ASSETS:
Investments in shares of the Portfolios, at fair value. $76,813,703
Receivable for shares of the Portfolios sold...........          --
Receivable for policy-related transactions.............     150,131
                                                        -----------
   Total assets........................................  76,963,834
                                                        -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........     150,097
Payable for policy-related transactions................          --
                                                        -----------
   Total liabilities...................................     150,097
                                                        -----------
NET ASSETS............................................. $76,813,737
                                                        ===========

NET ASSETS:
Accumulation unit values............................... $76,067,810
Contracts in payout (annuitization) period.............     310,912
Retained by AXA Equitable in Separate Account A........     435,015
                                                        -----------
TOTAL NET ASSETS....................................... $76,813,737
                                                        ===========

Investments in shares of the Portfolios, at cost....... $76,819,822

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-13

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                        EQ/PIMCO
                                                        EQ/OPPENHEIMER GLOBAL REAL EQ/PIMCO ULTRA EQ/QUALITY     EQ/SMALL
                                                           GLOBAL*       RETURN*    SHORT BOND*   BOND PLUS*  COMPANY INDEX*
                                                        -------------- ----------- -------------- ----------- --------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $123,212,542  $24,961,642  $83,756,387   $85,026,350  $277,603,906
Receivable for shares of the Portfolios sold...........            --           --        8,352        32,873            --
Receivable for policy-related transactions.............        31,037       49,742           --            --        17,879
                                                         ------------  -----------  -----------   -----------  ------------
   Total assets........................................   123,243,579   25,011,384   83,764,739    85,059,223   277,621,785
                                                         ------------  -----------  -----------   -----------  ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........        31,037       45,959           --            --        17,879
Payable for policy-related transactions................            --           --        8,352        32,873            --
                                                         ------------  -----------  -----------   -----------  ------------
   Total liabilities...................................        31,037       45,959        8,352        32,873        17,879
                                                         ------------  -----------  -----------   -----------  ------------
NET ASSETS.............................................  $123,212,542  $24,965,425  $83,756,387   $85,026,350  $277,603,906
                                                         ============  ===========  ===========   ===========  ============

NET ASSETS:
Accumulation unit values...............................  $123,212,435  $24,965,425  $83,743,931   $84,412,817  $277,464,263
Contracts in payout (annuitization) period.............            --           --           --       496,305            --
Retained by AXA Equitable in Separate Account A........           107           --       12,456       117,228       139,643
                                                         ------------  -----------  -----------   -----------  ------------
TOTAL NET ASSETS.......................................  $123,212,542  $24,965,425  $83,756,387   $85,026,350  $277,603,906
                                                         ============  ===========  ===========   ===========  ============

Investments in shares of the Portfolios, at cost.......  $117,875,250  $25,143,401  $84,134,330   $89,933,768  $263,667,397

                                                         EQ/T. ROWE
                                                        PRICE GROWTH
                                                           STOCK*
                                                        ------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $427,482,798
Receivable for shares of the Portfolios sold...........      102,528
Receivable for policy-related transactions.............           --
                                                        ------------
   Total assets........................................  427,585,326
                                                        ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........           --
Payable for policy-related transactions................      102,349
                                                        ------------
   Total liabilities...................................      102,349
                                                        ------------
NET ASSETS............................................. $427,482,977
                                                        ============

NET ASSETS:
Accumulation unit values............................... $427,482,977
Contracts in payout (annuitization) period.............           --
Retained by AXA Equitable in Separate Account A........           --
                                                        ------------
TOTAL NET ASSETS....................................... $427,482,977
                                                        ============

Investments in shares of the Portfolios, at cost....... $364,926,345

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-14

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                      FIDELITY(R) VIP FIDELITY(R) VIP FIDELITY(R) VIP
                                                        EQ/UBS GROWTH  CONTRAFUND(R)   EQUITY-INCOME      MID CAP
                                                          & INCOME*      PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                        ------------- --------------- --------------- ---------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $34,164,191   $349,178,854     $10,327,819     $39,627,325
Receivable for policy-related transactions.............        4,494        199,027             738          31,846
                                                         -----------   ------------     -----------     -----------
   Total assets........................................   34,168,685    349,377,881      10,328,557      39,659,171
                                                         -----------   ------------     -----------     -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........        4,494        199,027             738          31,846
                                                         -----------   ------------     -----------     -----------
   Total liabilities...................................        4,494        199,027             738          31,846
                                                         -----------   ------------     -----------     -----------
NET ASSETS.............................................  $34,164,191   $349,178,854     $10,327,819     $39,627,325
                                                         ===========   ============     ===========     ===========

NET ASSETS:
Accumulation unit values...............................  $34,162,601   $349,167,288     $10,325,355     $39,627,232
Retained by AXA Equitable in Separate Account A........        1,590         11,566           2,464              93
                                                         -----------   ------------     -----------     -----------
TOTAL NET ASSETS.......................................  $34,164,191   $349,178,854     $10,327,819     $39,627,325
                                                         ===========   ============     ===========     ===========

Investments in shares of the Portfolios, at cost.......  $34,995,249   $344,131,509     $10,354,082     $39,345,157

                                                        GOLDMAN SACHS INVESCO V.I.
                                                         VIT MID CAP   DIVERSIFIED
                                                         VALUE FUND   DIVIDEND FUND
                                                        ------------- -------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $50,335,496   $28,771,274
Receivable for policy-related transactions.............       20,798        78,000
                                                         -----------   -----------
   Total assets........................................   50,356,294    28,849,274
                                                         -----------   -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........       20,798        77,997
                                                         -----------   -----------
   Total liabilities...................................       20,798        77,997
                                                         -----------   -----------
NET ASSETS.............................................  $50,335,496   $28,771,277
                                                         ===========   ===========

NET ASSETS:
Accumulation unit values...............................  $50,335,337   $28,770,295
Retained by AXA Equitable in Separate Account A........          159           982
                                                         -----------   -----------
TOTAL NET ASSETS.......................................  $50,335,496   $28,771,277
                                                         ===========   ===========

Investments in shares of the Portfolios, at cost.......  $52,508,555   $26,421,953

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-15

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                        INVESCO V.I.                 INVESCO V.I.  INVESCO V.I. MID INVESCO V.I.
                                                        GLOBAL REAL   INVESCO V.I.   INTERNATIONAL     CAP CORE      SMALL CAP
                                                        ESTATE FUND  HIGH YIELD FUND  GROWTH FUND    EQUITY FUND    EQUITY FUND
                                                        ------------ --------------- ------------- ---------------- ------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $77,853,087    $34,050,959    $61,123,634    $18,352,990    $ 9,537,247
Receivable for policy-related transactions.............      82,437         26,866         23,884         10,746          4,124
                                                        -----------    -----------    -----------    -----------    -----------
   Total assets........................................  77,935,524     34,077,825     61,147,518     18,363,736      9,541,371
                                                        -----------    -----------    -----------    -----------    -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........      82,437         26,866         23,884         10,746          4,124
                                                        -----------    -----------    -----------    -----------    -----------
   Total liabilities...................................      82,437         26,866         23,884         10,746          4,124
                                                        -----------    -----------    -----------    -----------    -----------
NET ASSETS............................................. $77,853,087    $34,050,959    $61,123,634    $18,352,990    $ 9,537,247
                                                        ===========    ===========    ===========    ===========    ===========

NET ASSETS:
Accumulation unit values............................... $77,850,914    $34,050,702    $61,123,096    $18,351,098    $ 9,534,651
Retained by AXA Equitable in Separate Account A........       2,173            257            538          1,892          2,596
                                                        -----------    -----------    -----------    -----------    -----------
TOTAL NET ASSETS....................................... $77,853,087    $34,050,959    $61,123,634    $18,352,990    $ 9,537,247
                                                        ===========    ===========    ===========    ===========    ===========

Investments in shares of the Portfolios, at cost....... $81,291,888    $34,853,724    $64,020,479    $19,445,123    $10,648,211


                                                        IVY VIP ENERGY
                                                        --------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $60,338,654
Receivable for policy-related transactions.............      179,326
                                                         -----------
   Total assets........................................   60,517,980
                                                         -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........      179,326
                                                         -----------
   Total liabilities...................................      179,326
                                                         -----------
NET ASSETS.............................................  $60,338,654
                                                         ===========

NET ASSETS:
Accumulation unit values...............................  $60,337,108
Retained by AXA Equitable in Separate Account A........        1,546
                                                         -----------
TOTAL NET ASSETS.......................................  $60,338,654
                                                         ===========

Investments in shares of the Portfolios, at cost.......  $54,523,499

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-16

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                                       LAZARD
                                                                                                     RETIREMENT      MFS(R)
                                                                                                      EMERGING    INTERNATIONAL
                                                        IVY VIP HIGH IVY VIP MID CAP IVY VIP SMALL MARKETS EQUITY     VALUE
                                                           INCOME        GROWTH       CAP GROWTH     PORTFOLIO      PORTFOLIO
                                                        ------------ --------------- ------------- -------------- -------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $195,046,703  $104,334,136    $19,352,678   $166,179,697  $296,022,459
Receivable for shares of the Portfolios sold...........           --            --        182,241             --            --
Receivable for policy-related transactions.............       58,772        66,598             --         74,427       317,207
                                                        ------------  ------------    -----------   ------------  ------------
   Total assets........................................  195,105,475   104,400,734     19,534,919    166,254,124   296,339,666
                                                        ------------  ------------    -----------   ------------  ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........       58,772        66,598             --         74,427       317,177
Payable for policy-related transactions................           --            --        182,241             --            --
                                                        ------------  ------------    -----------   ------------  ------------
   Total liabilities...................................       58,772        66,598        182,241         74,427       317,177
                                                        ------------  ------------    -----------   ------------  ------------
NET ASSETS............................................. $195,046,703  $104,334,136    $19,352,678   $166,179,697  $296,022,489
                                                        ============  ============    ===========   ============  ============

NET ASSETS:
Accumulation unit values............................... $195,046,485  $104,333,508    $19,347,002   $166,159,781  $296,022,446
Retained by AXA Equitable in Separate Account A........          218           628          5,676         19,916            43
                                                        ------------  ------------    -----------   ------------  ------------
TOTAL NET ASSETS....................................... $195,046,703  $104,334,136    $19,352,678   $166,179,697  $296,022,489
                                                        ============  ============    ===========   ============  ============

Investments in shares of the Portfolios, at cost....... $201,366,278  $110,087,868    $20,497,110   $172,706,504  $294,222,620



                                                        MFS(R) INVESTORS
                                                          TRUST SERIES
                                                        ----------------
ASSETS:
Investments in shares of the Portfolios, at fair value.   $13,353,176
Receivable for shares of the Portfolios sold...........            --
Receivable for policy-related transactions.............         4,806
                                                          -----------
   Total assets........................................    13,357,982
                                                          -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........         4,806
Payable for policy-related transactions................            --
                                                          -----------
   Total liabilities...................................         4,806
                                                          -----------
NET ASSETS.............................................   $13,353,176
                                                          ===========

NET ASSETS:
Accumulation unit values...............................   $13,353,034
Retained by AXA Equitable in Separate Account A........           142
                                                          -----------
TOTAL NET ASSETS.......................................   $13,353,176
                                                          ===========

Investments in shares of the Portfolios, at cost.......   $14,298,071

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-17

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                           MFS(R)
                                                        MASSACHUSETTS
                                                          INVESTORS     MFS(R)                     MULTIMANAGER
                                                        GROWTH STOCK  TECHNOLOGY  MFS(R) UTILITIES  AGGRESSIVE  MULTIMANAGER
                                                          PORTFOLIO   PORTFOLIO        SERIES        EQUITY*     CORE BOND*
                                                        ------------- ----------- ---------------- ------------ ------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $13,608,879  $74,592,679   $ 96,899,625   $556,447,272 $116,536,939
Receivable for shares of the Portfolios sold...........           --           --             --        429,487       29,196
Receivable for policy-related transactions.............        3,656       15,261         53,831             --           --
                                                         -----------  -----------   ------------   ------------ ------------
   Total assets........................................   13,612,535   74,607,940     96,953,456    556,876,759  116,566,135
                                                         -----------  -----------   ------------   ------------ ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........        3,656       15,261         53,831             --           --
Payable for policy-related transactions................           --           --             --        373,892       29,192
                                                         -----------  -----------   ------------   ------------ ------------
   Total liabilities...................................        3,656       15,261         53,831        373,892       29,192
                                                         -----------  -----------   ------------   ------------ ------------
NET ASSETS.............................................  $13,608,879  $74,592,679   $ 96,899,625   $556,502,867 $116,536,943
                                                         ===========  ===========   ============   ============ ============

NET ASSETS:
Accumulation unit values...............................  $13,608,738  $74,585,530   $ 96,898,612   $555,452,297 $116,521,512
Contracts in payout (annuitization) period.............           --           --             --        895,397           --
Retained by AXA Equitable in Separate Account A........          141        7,149          1,013        155,173       15,431
                                                         -----------  -----------   ------------   ------------ ------------
TOTAL NET ASSETS.......................................  $13,608,879  $74,592,679   $ 96,899,625   $556,502,867 $116,536,943
                                                         ===========  ===========   ============   ============ ============

Investments in shares of the Portfolios, at cost.......  $15,186,635  $69,306,251   $111,568,557   $372,414,816 $120,027,945


                                                        MULTIMANAGER
                                                          MID CAP
                                                          GROWTH*
                                                        ------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $69,570,476
Receivable for shares of the Portfolios sold...........      43,188
Receivable for policy-related transactions.............          --
                                                        -----------
   Total assets........................................  69,613,664
                                                        -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........          --
Payable for policy-related transactions................      43,188
                                                        -----------
   Total liabilities...................................      43,188
                                                        -----------
NET ASSETS............................................. $69,570,476
                                                        ===========

NET ASSETS:
Accumulation unit values............................... $69,549,472
Contracts in payout (annuitization) period.............          --
Retained by AXA Equitable in Separate Account A........      21,004
                                                        -----------
TOTAL NET ASSETS....................................... $69,570,476
                                                        ===========

Investments in shares of the Portfolios, at cost....... $76,296,268

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-18

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                                    PIMCO
                                                                                                COMMODITYREAL
                                                                                    OPPENHEIMER   RETURN(R)
                                                         MULTIMANAGER  MULTIMANAGER MAIN STREET   STRATEGY    TARGET 2015
                                                        MID CAP VALUE* TECHNOLOGY*  FUND(R)/VA    PORTFOLIO   ALLOCATION*
                                                        -------------- ------------ ----------- ------------- -----------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $57,202,080   $144,911,175 $4,187,339   $7,015,589   $22,286,376
Receivable for shares of the Portfolios sold...........        5,087         10,334         --           --            --
Receivable for policy-related transactions.............           --             --      8,584        9,958         4,197
                                                         -----------   ------------ ----------   ----------   -----------
   Total assets........................................   57,207,167    144,921,509  4,195,923    7,025,547    22,290,573
                                                         -----------   ------------ ----------   ----------   -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........           --             --      8,584        9,874         4,197
Payable for policy-related transactions................        5,087         10,334         --           --            --
                                                         -----------   ------------ ----------   ----------   -----------
   Total liabilities...................................        5,087         10,334      8,584        9,874         4,197
                                                         -----------   ------------ ----------   ----------   -----------
NET ASSETS.............................................  $57,202,080   $144,911,175 $4,187,339   $7,015,673   $22,286,376
                                                         ===========   ============ ==========   ==========   ===========

NET ASSETS:
Accumulation unit values...............................  $57,174,634   $144,841,032 $4,187,107   $7,011,333   $22,284,852
Retained by AXA Equitable in Separate Account A........       27,446         70,143        232        4,340         1,524
                                                         -----------   ------------ ----------   ----------   -----------
TOTAL NET ASSETS.......................................  $57,202,080   $144,911,175 $4,187,339   $7,015,673   $22,286,376
                                                         ===========   ============ ==========   ==========   ===========

Investments in shares of the Portfolios, at cost.......  $41,398,316   $135,141,159 $4,354,019   $8,299,409   $23,972,301



                                                        TARGET 2025
                                                        ALLOCATION*
                                                        -----------
ASSETS:
Investments in shares of the Portfolios, at fair value. $60,165,747
Receivable for shares of the Portfolios sold...........          --
Receivable for policy-related transactions.............      17,828
                                                        -----------
   Total assets........................................  60,183,575
                                                        -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........      17,828
Payable for policy-related transactions................          --
                                                        -----------
   Total liabilities...................................      17,828
                                                        -----------
NET ASSETS............................................. $60,165,747
                                                        ===========

NET ASSETS:
Accumulation unit values............................... $60,163,990
Retained by AXA Equitable in Separate Account A........       1,757
                                                        -----------
TOTAL NET ASSETS....................................... $60,165,747
                                                        ===========

Investments in shares of the Portfolios, at cost....... $59,521,647

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-19

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                             TEMPLETON  VANECK VIP
                                                        TARGET 2035 TARGET 2045 TARGET 2055 GLOBAL BOND GLOBAL HARD
                                                        ALLOCATION* ALLOCATION* ALLOCATION*  VIP FUND   ASSETS FUND
                                                        ----------- ----------- ----------- ----------- -----------
ASSETS:
Investments in shares of the Portfolios, at fair value. $60,699,986 $52,168,691 $3,225,979  $56,676,955 $25,817,573
Receivable for shares of the Portfolios sold...........          --      77,725         --           --          --
Receivable for policy-related transactions.............      21,191          --      7,994       54,181      31,601
                                                        ----------- ----------- ----------  ----------- -----------
   Total assets........................................  60,721,177  52,246,416  3,233,973   56,731,136  25,849,174
                                                        ----------- ----------- ----------  ----------- -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........      21,191          --      7,994       54,181      31,601
Payable for policy related transactions................          --      77,725         --           --          --
                                                        ----------- ----------- ----------  ----------- -----------
   Total liabilities...................................      21,191      77,725      7,994       54,181      31,601
                                                        ----------- ----------- ----------  ----------- -----------
NET ASSETS............................................. $60,699,986 $52,168,691 $3,225,979  $56,676,955 $25,817,573
                                                        =========== =========== ==========  =========== ===========

NET ASSETS:
Accumulation unit values............................... $60,682,036 $52,165,343 $3,225,976  $56,676,635 $25,817,408
Retained by AXA Equitable in Separate Account A........      17,950       3,348          3          320         165
                                                        ----------- ----------- ----------  ----------- -----------
TOTAL NET ASSETS....................................... $60,699,986 $52,168,691 $3,225,979  $56,676,955 $25,817,573
                                                        =========== =========== ==========  =========== ===========

Investments in shares of the Portfolios, at cost....... $58,808,490 $50,336,456 $3,195,462  $59,217,717 $24,011,141

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-20

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

The following table provides the Portfolio shares held by the Variable Investment Options of the Account:

                                                                       PORTFOLIO
                                                        SHARE CLASS** SHARES HELD
                                                      --------------- -----------
1290 VT SOCIALLY RESPONSIBLE.........................       B           3,911,880

ALL ASSET AGGRESSIVE-ALT 25..........................       B             994,133

ALL ASSET GROWTH-ALT 20..............................       B           3,120,788

ALL ASSET MODERATE GROWTH-ALT 15.....................       B             720,327

AMERICAN CENTURY VP MID CAP VALUE FUND...............    CLASS II       2,233,459

AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.....    CLASS 4        3,387,791

AXA 400 MANAGED VOLATILITY...........................       B             573,191

AXA 500 MANAGED VOLATILITY...........................       B             952,012

AXA 2000 MANAGED VOLATILITY..........................       B             292,490

AXA AGGRESSIVE ALLOCATION............................       B          57,879,010

AXA BALANCED STRATEGY................................       A              13,021
AXA BALANCED STRATEGY................................       B           8,643,992

AXA CONSERVATIVE ALLOCATION..........................       B          12,003,401

AXA CONSERVATIVE GROWTH STRATEGY.....................       B           1,878,169

AXA CONSERVATIVE STRATEGY............................       B             814,747

AXA CONSERVATIVE-PLUS ALLOCATION.....................       B          21,582,918

AXA GLOBAL EQUITY MANAGED VOLATILITY.................       B          23,299,137

AXA GROWTH STRATEGY..................................       A              83,510

AXA INTERNATIONAL CORE MANAGED VOLATILITY............       B          16,504,296

AXA INTERNATIONAL MANAGED VOLATILITY.................       B             761,116

AXA INTERNATIONAL VALUE MANAGED VOLATILITY...........       B          14,743,662

AXA LARGE CAP CORE MANAGED VOLATILITY................       B           3,017,434

AXA LARGE CAP GROWTH MANAGED VOLATILITY..............       B          23,246,013

AXA LARGE CAP VALUE MANAGED VOLATILITY...............       A          44,658,644
AXA LARGE CAP VALUE MANAGED VOLATILITY...............       B           5,612,577

AXA MID CAP VALUE MANAGED VOLATILITY.................       B          29,708,811

AXA MODERATE ALLOCATION..............................       A          83,755,051
AXA MODERATE ALLOCATION..............................       B          34,965,504

AXA MODERATE GROWTH STRATEGY.........................       B           3,228,619

AXA MODERATE-PLUS ALLOCATION.........................       B         102,650,816

AXA SMARTBETA EQUITY.................................       B              35,161

AXA/AB DYNAMIC MODERATE GROWTH.......................       B           1,398,632

AXA/AB SMALL CAP GROWTH..............................       A          15,771,347
AXA/AB SMALL CAP GROWTH..............................       B           3,652,203

AXA/CLEARBRIDGE LARGE CAP GROWTH.....................       B          14,614,269

AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND..........       B             265,257

AXA/FRANKLIN BALANCED MANAGED VOLATILITY.............       B           8,480,855

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY......       B           1,132,636

AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY.       B           6,571,254

AXA/HORIZON SMALL CAP VALUE..........................       B              31,146

AXA/JANUS ENTERPRISE.................................       B          15,775,561

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-21

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                 PORTFOLIO
                                                  SHARE CLASS** SHARES HELD
                                                --------------- -----------
AXA/LOOMIS SAYLES GROWTH.......................        B         9,323,835

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY.        B         1,957,071

AXA/PACIFIC GLOBAL SMALL CAP VALUE.............        B            44,031

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.        B         3,758,243

CHARTER/SM/ INTERNATIONAL MODERATE.............        B             5,557

CHARTER/SM/ MULTI-SECTOR BOND..................        A        16,229,874
CHARTER/SM/ MULTI-SECTOR BOND..................        B         6,878,717

CHARTER/SM/ REAL ASSETS........................        B            18,722

CHARTER/SM/ SMALL CAP GROWTH...................        B         3,369,332

CHARTER/SM/ SMALL CAP VALUE....................        B         7,167,938

EQ/BLACKROCK BASIC VALUE EQUITY................        B        32,699,885

EQ/BOSTON ADVISORS EQUITY INCOME...............        B        18,620,171

EQ/CAPITAL GUARDIAN RESEARCH...................        B         8,557,993

EQ/COMMON STOCK INDEX..........................        A        72,610,554
EQ/COMMON STOCK INDEX..........................        B         5,118,072

EQ/CORE BOND INDEX.............................        B        11,589,484

EQ/EMERGING MARKETS EQUITY PLUS................        B           717,035

EQ/EQUITY 500 INDEX............................        A        26,746,472
EQ/EQUITY 500 INDEX............................        B         8,757,698

EQ/GAMCO MERGERS AND ACQUISITIONS..............        B         1,370,947

EQ/GAMCO SMALL COMPANY VALUE...................        B        14,981,283

EQ/GLOBAL BOND PLUS............................        B         6,228,951

EQ/HIGH YIELD BOND.............................        B           894,155

EQ/INTERMEDIATE GOVERNMENT BOND................        A         4,272,534
EQ/INTERMEDIATE GOVERNMENT BOND................        B         1,434,102

EQ/INTERNATIONAL EQUITY INDEX..................        A        37,505,448
EQ/INTERNATIONAL EQUITY INDEX..................        B         3,897,986

EQ/INVESCO COMSTOCK............................        B         7,422,366

EQ/JPMORGAN VALUE OPPORTUNITIES................        B         4,957,728

EQ/LARGE CAP GROWTH INDEX......................        B        18,634,339

EQ/LARGE CAP VALUE INDEX.......................        B         9,118,413

EQ/MFS INTERNATIONAL GROWTH....................        B        15,867,912

EQ/MID CAP INDEX...............................        B        38,956,010

EQ/MONEY MARKET................................        A        43,340,001
EQ/MONEY MARKET................................        B        33,452,490

EQ/OPPENHEIMER GLOBAL..........................        B         8,433,257

EQ/PIMCO GLOBAL REAL RETURN....................        B         2,576,724

EQ/PIMCO ULTRA SHORT BOND......................        A            10,723
EQ/PIMCO ULTRA SHORT BOND......................        B         8,463,541

EQ/QUALITY BOND PLUS...........................        A         7,572,725
EQ/QUALITY BOND PLUS...........................        B         2,483,817

EQ/SMALL COMPANY INDEX.........................        B        24,429,444

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-22

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                        PORTFOLIO
                                                         SHARE CLASS** SHARES HELD
                                                       --------------- -----------
EQ/T. ROWE PRICE GROWTH STOCK.........................        B        11,249,710

EQ/UBS GROWTH & INCOME................................        B         3,833,165

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO............... SERVICE CLASS 2 10,760,519

FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO............... SERVICE CLASS 2    481,259

FIDELITY(R) VIP MID CAP PORTFOLIO..................... SERVICE CLASS 2  1,199,737

GOLDMAN SACHS VIT MID CAP VALUE FUND.................. SERVICE SHARES   3,097,569

INVESCO V.I. DIVERSIFIED DIVIDEND FUND................    SERIES II     1,096,884

INVESCO V.I. GLOBAL REAL ESTATE FUND..................    SERIES II     4,961,956

INVESCO V.I. HIGH YIELD FUND..........................    SERIES II     6,352,791

INVESCO V.I. INTERNATIONAL GROWTH FUND................    SERIES II     1,884,206

INVESCO V.I. MID CAP CORE EQUITY FUND.................    SERIES II     1,455,431

INVESCO V.I. SMALL CAP EQUITY FUND....................    SERIES II       542,506

IVY VIP ENERGY........................................  COMMON SHARES   8,909,362

IVY VIP HIGH INCOME...................................  COMMON SHARES  54,061,006

IVY VIP MID CAP GROWTH................................  COMMON SHARES  11,055,038

IVY VIP SMALL CAP GROWTH..............................  COMMON SHARES   1,997,696

LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO... SERVICE SHARES   8,853,473

MFS(R) INTERNATIONAL VALUE PORTFOLIO..................  SERVICE CLASS  13,316,350

MFS(R) INVESTORS TRUST SERIES.........................  SERVICE CLASS     528,211

MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO.  SERVICE CLASS     894,732

MFS(R) TECHNOLOGY PORTFOLIO...........................  SERVICE CLASS   5,915,359

MFS(R) UTILITIES SERIES...............................  SERVICE CLASS   3,674,616

MULTIMANAGER AGGRESSIVE EQUITY........................        A        11,322,849
MULTIMANAGER AGGRESSIVE EQUITY........................        B           470,719

MULTIMANAGER CORE BOND................................        B        11,892,299

MULTIMANAGER MID CAP GROWTH...........................        B         8,254,046

MULTIMANAGER MID CAP VALUE............................        B         3,731,761

MULTIMANAGER TECHNOLOGY...............................        B         7,171,619

OPPENHEIMER MAIN STREET FUND(R)/VA....................  SERVICE CLASS     148,910

PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.......  ADVISOR CLASS     882,464

TARGET 2015 ALLOCATION................................        B         2,577,711

TARGET 2025 ALLOCATION................................        B         6,032,371

TARGET 2035 ALLOCATION................................        B         5,960,016

TARGET 2045 ALLOCATION................................        B         5,165,224

TARGET 2055 ALLOCATION................................        B           344,608

TEMPLETON GLOBAL BOND VIP FUND........................     CLASS 2      3,487,813

VANECK VIP GLOBAL HARD ASSETS FUND.................... CLASS S SHARES   1,106,625

-----------
The accompanying notes are an integral part of these financial statements.
** Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

                                    FSA-23

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016


The following table provides units outstanding and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges:

                                                                               UNITS
                                        CONTRACT                            OUTSTANDING
                                        CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                        -------- --------------- ---------- -----------
1290 VT SOCIALLY RESPONSIBLE...........  0.00%         B          $110.51         1
1290 VT SOCIALLY RESPONSIBLE...........  0.40%         B          $168.29         4
1290 VT SOCIALLY RESPONSIBLE...........  0.50%         B          $144.44         1
1290 VT SOCIALLY RESPONSIBLE...........  0.70%         B          $157.85         2
1290 VT SOCIALLY RESPONSIBLE...........  0.90%         B          $152.42         9
1290 VT SOCIALLY RESPONSIBLE...........  0.95%         B          $193.72         3
1290 VT SOCIALLY RESPONSIBLE...........  1.00%         B          $149.78        --
1290 VT SOCIALLY RESPONSIBLE...........  1.10%         B          $147.17         3
1290 VT SOCIALLY RESPONSIBLE...........  1.20%         B          $144.59        72
1290 VT SOCIALLY RESPONSIBLE...........  1.25%         B          $144.48         4
1290 VT SOCIALLY RESPONSIBLE...........  1.30%         B          $158.82        --
1290 VT SOCIALLY RESPONSIBLE...........  1.34%         B          $141.08       220
1290 VT SOCIALLY RESPONSIBLE...........  1.45%         B          $179.33        --

ALL ASSET AGGRESSIVE-ALT 25............  0.50%         B          $114.94         2
ALL ASSET AGGRESSIVE-ALT 25............  0.70%         B          $114.10         1
ALL ASSET AGGRESSIVE-ALT 25............  0.90%         B          $113.27         5
ALL ASSET AGGRESSIVE-ALT 25............  0.95%         B          $113.06        --
ALL ASSET AGGRESSIVE-ALT 25............  1.00%         B          $112.85        --
ALL ASSET AGGRESSIVE-ALT 25............  1.10%         B          $112.44         1
ALL ASSET AGGRESSIVE-ALT 25............  1.20%         B          $112.02        58
ALL ASSET AGGRESSIVE-ALT 25............  1.25%         B          $111.82         5
ALL ASSET AGGRESSIVE-ALT 25............  1.34%         B          $111.44        34
ALL ASSET AGGRESSIVE-ALT 25............  1.45%         B          $110.99        --

ALL ASSET GROWTH-ALT 20................  0.50%         B          $154.51        --
ALL ASSET GROWTH-ALT 20................  0.70%         B          $152.26        --
ALL ASSET GROWTH-ALT 20................  0.90%         B          $150.03        13
ALL ASSET GROWTH-ALT 20................  0.95%         B          $149.48         6
ALL ASSET GROWTH-ALT 20................  1.00%         B          $148.93         3
ALL ASSET GROWTH-ALT 20................  1.10%         B          $147.84         8
ALL ASSET GROWTH-ALT 20................  1.20%         B          $146.75       211
ALL ASSET GROWTH-ALT 20................  1.25%         B          $146.21        12
ALL ASSET GROWTH-ALT 20................  1.34%         B          $145.24       151
ALL ASSET GROWTH-ALT 20................  1.45%         B          $144.06        --

ALL ASSET MODERATE GROWTH-ALT 15.......  0.50%         B          $110.35        --
ALL ASSET MODERATE GROWTH-ALT 15.......  0.90%         B          $108.74         3
ALL ASSET MODERATE GROWTH-ALT 15.......  0.95%         B          $108.55         2
ALL ASSET MODERATE GROWTH-ALT 15.......  1.00%         B          $108.35        --
ALL ASSET MODERATE GROWTH-ALT 15.......  1.10%         B          $107.95         1
ALL ASSET MODERATE GROWTH-ALT 15.......  1.20%         B          $107.55        37
ALL ASSET MODERATE GROWTH-ALT 15.......  1.25%         B          $107.35         5
ALL ASSET MODERATE GROWTH-ALT 15.......  1.34%         B          $107.00        27
ALL ASSET MODERATE GROWTH-ALT 15.......  1.45%         B          $106.56        --

AMERICAN CENTURY VP MID CAP VALUE FUND.  0.00%      CLASS II      $121.33        --
AMERICAN CENTURY VP MID CAP VALUE FUND.  0.50%      CLASS II      $216.91        10
AMERICAN CENTURY VP MID CAP VALUE FUND.  0.70%      CLASS II      $214.01        --
AMERICAN CENTURY VP MID CAP VALUE FUND.  0.80%      CLASS II      $212.57        --
AMERICAN CENTURY VP MID CAP VALUE FUND.  0.90%      CLASS II      $211.14         2

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-24

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                         UNITS
                                                  CONTRACT                            OUTSTANDING
                                                  CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                  -------- --------------- ---------- -----------
AMERICAN CENTURY VP MID CAP VALUE FUND...........  1.00%      CLASS II      $209.72        --
AMERICAN CENTURY VP MID CAP VALUE FUND...........  1.10%      CLASS II      $208.31         2
AMERICAN CENTURY VP MID CAP VALUE FUND...........  1.20%      CLASS II      $206.90       212

AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.  0.50%      CLASS 4       $102.94        14
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.  0.70%      CLASS 4       $102.19         1
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.  0.80%      CLASS 4       $101.81        --
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.  0.90%      CLASS 4       $101.44        18
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.  0.95%      CLASS 4       $101.25        25
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.  1.00%      CLASS 4       $101.07         1
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.  1.10%      CLASS 4       $100.70        13
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.  1.20%      CLASS 4       $100.33       160
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.  1.25%      CLASS 4       $100.14        55
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.  1.34%      CLASS 4       $ 99.81        75
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.  1.45%      CLASS 4       $ 99.40        --

AXA 400 MANAGED VOLATILITY.......................  0.40%         B          $171.59         3
AXA 400 MANAGED VOLATILITY.......................  0.50%         B          $183.62        --
AXA 400 MANAGED VOLATILITY.......................  0.70%         B          $204.27        --
AXA 400 MANAGED VOLATILITY.......................  0.90%         B          $178.74         1
AXA 400 MANAGED VOLATILITY.......................  0.90%         B          $201.68         2
AXA 400 MANAGED VOLATILITY.......................  0.95%         B          $201.04        --
AXA 400 MANAGED VOLATILITY.......................  1.10%         B          $176.34         2
AXA 400 MANAGED VOLATILITY.......................  1.20%         B          $175.15        27
AXA 400 MANAGED VOLATILITY.......................  1.20%         B          $197.85        --
AXA 400 MANAGED VOLATILITY.......................  1.25%         B          $197.22         3
AXA 400 MANAGED VOLATILITY.......................  1.34%         B          $196.09        28
AXA 400 MANAGED VOLATILITY.......................  1.45%         B          $147.53        --

AXA 500 MANAGED VOLATILITY.......................  0.50%         B          $182.57        --
AXA 500 MANAGED VOLATILITY.......................  0.70%         B          $180.13        --
AXA 500 MANAGED VOLATILITY.......................  0.70%         B          $201.16        --
AXA 500 MANAGED VOLATILITY.......................  0.80%         B          $178.92        --
AXA 500 MANAGED VOLATILITY.......................  0.90%         B          $177.72         3
AXA 500 MANAGED VOLATILITY.......................  0.90%         B          $198.61         2
AXA 500 MANAGED VOLATILITY.......................  0.95%         B          $197.98         1
AXA 500 MANAGED VOLATILITY.......................  1.00%         B          $176.52        --
AXA 500 MANAGED VOLATILITY.......................  1.10%         B          $175.33         3
AXA 500 MANAGED VOLATILITY.......................  1.20%         B          $174.15        47
AXA 500 MANAGED VOLATILITY.......................  1.20%         B          $194.84         3
AXA 500 MANAGED VOLATILITY.......................  1.25%         B          $194.22         8
AXA 500 MANAGED VOLATILITY.......................  1.34%         B          $193.10        37

AXA 2000 MANAGED VOLATILITY......................  0.50%         B          $172.69         1
AXA 2000 MANAGED VOLATILITY......................  0.70%         B          $170.38        --
AXA 2000 MANAGED VOLATILITY......................  0.70%         B          $200.79        --
AXA 2000 MANAGED VOLATILITY......................  0.90%         B          $168.09         1
AXA 2000 MANAGED VOLATILITY......................  0.90%         B          $198.25         1
AXA 2000 MANAGED VOLATILITY......................  0.95%         B          $197.62        --
AXA 2000 MANAGED VOLATILITY......................  1.10%         B          $165.84         2
AXA 2000 MANAGED VOLATILITY......................  1.20%         B          $164.72        16
AXA 2000 MANAGED VOLATILITY......................  1.20%         B          $194.48        --
AXA 2000 MANAGED VOLATILITY......................  1.25%         B          $193.86         1
AXA 2000 MANAGED VOLATILITY......................  1.34%         B          $192.75        11

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-25

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                         UNITS
                                  CONTRACT                            OUTSTANDING
                                  CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                  -------- --------------- ---------- -----------
AXA AGGRESSIVE ALLOCATION........  0.50%          B         $202.67         14
AXA AGGRESSIVE ALLOCATION........  0.70%          B         $197.33          8
AXA AGGRESSIVE ALLOCATION........  0.80%          B         $238.31         --
AXA AGGRESSIVE ALLOCATION........  0.90%          B         $192.13        313
AXA AGGRESSIVE ALLOCATION........  0.95%          B         $190.86         77
AXA AGGRESSIVE ALLOCATION........  1.00%          B         $189.59          3
AXA AGGRESSIVE ALLOCATION........  1.10%          B         $187.06        102
AXA AGGRESSIVE ALLOCATION........  1.20%          B         $184.57        974
AXA AGGRESSIVE ALLOCATION........  1.25%          B         $113.42         47
AXA AGGRESSIVE ALLOCATION........  1.30%          B         $127.51         15
AXA AGGRESSIVE ALLOCATION........  1.34%          B         $181.14      1,793
AXA AGGRESSIVE ALLOCATION........  1.35%          B         $180.89          1
AXA AGGRESSIVE ALLOCATION........  1.45%          B         $178.48          1

AXA BALANCED STRATEGY............  1.25%          A         $137.56          1
AXA BALANCED STRATEGY............  0.50%          B         $127.15         10
AXA BALANCED STRATEGY............  0.70%          B         $125.96         --
AXA BALANCED STRATEGY............  0.90%          B         $124.79          8
AXA BALANCED STRATEGY............  0.95%          B         $124.50          2
AXA BALANCED STRATEGY............  1.00%          B         $124.21         --
AXA BALANCED STRATEGY............  1.10%          B         $123.63          3
AXA BALANCED STRATEGY............  1.20%          B         $123.05         64
AXA BALANCED STRATEGY............  1.25%          B         $122.76         41
AXA BALANCED STRATEGY............  1.25%          B         $147.33        104
AXA BALANCED STRATEGY............  1.30%          B         $146.78        582
AXA BALANCED STRATEGY............  1.34%          B         $122.24         65
AXA BALANCED STRATEGY............  1.45%          B         $121.61          1

AXA CONSERVATIVE ALLOCATION......  0.50%          B         $143.99          6
AXA CONSERVATIVE ALLOCATION......  0.70%          B         $140.19          2
AXA CONSERVATIVE ALLOCATION......  0.90%          B         $136.50         58
AXA CONSERVATIVE ALLOCATION......  0.95%          B         $135.59         48
AXA CONSERVATIVE ALLOCATION......  1.00%          B         $134.69         --
AXA CONSERVATIVE ALLOCATION......  1.10%          B         $132.90         35
AXA CONSERVATIVE ALLOCATION......  1.20%          B         $131.13        230
AXA CONSERVATIVE ALLOCATION......  1.25%          B         $112.76        185
AXA CONSERVATIVE ALLOCATION......  1.30%          B         $115.86         14
AXA CONSERVATIVE ALLOCATION......  1.34%          B         $128.69        306
AXA CONSERVATIVE ALLOCATION......  1.35%          B         $128.52         --
AXA CONSERVATIVE ALLOCATION......  1.45%          B         $126.80         --

AXA CONSERVATIVE GROWTH STRATEGY.  0.50%          B         $121.24          3
AXA CONSERVATIVE GROWTH STRATEGY.  0.70%          B         $120.12         --
AXA CONSERVATIVE GROWTH STRATEGY.  0.90%          B         $119.00          2
AXA CONSERVATIVE GROWTH STRATEGY.  0.95%          B         $118.72          2
AXA CONSERVATIVE GROWTH STRATEGY.  1.00%          B         $118.44         --
AXA CONSERVATIVE GROWTH STRATEGY.  1.10%          B         $117.89          4
AXA CONSERVATIVE GROWTH STRATEGY.  1.20%          B         $117.34         35
AXA CONSERVATIVE GROWTH STRATEGY.  1.25%          B         $117.06         53
AXA CONSERVATIVE GROWTH STRATEGY.  1.25%          B         $138.38         24
AXA CONSERVATIVE GROWTH STRATEGY.  1.30%          B         $137.85         54
AXA CONSERVATIVE GROWTH STRATEGY.  1.34%          B         $116.57         27
AXA CONSERVATIVE STRATEGY........  0.50%          B         $109.78          6

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-26

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                  UNITS
                                           CONTRACT                            OUTSTANDING
                                           CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                           -------- --------------- ---------- -----------
AXA CONSERVATIVE STRATEGY.................  0.70%          B         $108.76         --
AXA CONSERVATIVE STRATEGY.................  0.90%          B         $107.74          2
AXA CONSERVATIVE STRATEGY.................  0.95%          B         $107.49          3
AXA CONSERVATIVE STRATEGY.................  1.10%          B         $106.74          2
AXA CONSERVATIVE STRATEGY.................  1.20%          B         $106.24         18
AXA CONSERVATIVE STRATEGY.................  1.25%          B         $105.99          9
AXA CONSERVATIVE STRATEGY.................  1.25%          B         $119.86          8
AXA CONSERVATIVE STRATEGY.................  1.30%          B         $119.41         26
AXA CONSERVATIVE STRATEGY.................  1.34%          B         $105.54         13

AXA CONSERVATIVE-PLUS ALLOCATION..........  0.50%          B         $158.32         23
AXA CONSERVATIVE-PLUS ALLOCATION..........  0.70%          B         $154.15          3
AXA CONSERVATIVE-PLUS ALLOCATION..........  0.80%          B         $160.37         --
AXA CONSERVATIVE-PLUS ALLOCATION..........  0.90%          B         $150.09        117
AXA CONSERVATIVE-PLUS ALLOCATION..........  0.95%          B         $149.09         33
AXA CONSERVATIVE-PLUS ALLOCATION..........  1.00%          B         $148.10         --
AXA CONSERVATIVE-PLUS ALLOCATION..........  1.10%          B         $146.13         42
AXA CONSERVATIVE-PLUS ALLOCATION..........  1.20%          B         $144.18        514
AXA CONSERVATIVE-PLUS ALLOCATION..........  1.25%          B         $114.27        137
AXA CONSERVATIVE-PLUS ALLOCATION..........  1.30%          B         $120.25         16
AXA CONSERVATIVE-PLUS ALLOCATION..........  1.34%          B         $141.50        578
AXA CONSERVATIVE-PLUS ALLOCATION..........  1.35%          B         $141.31          1
AXA CONSERVATIVE-PLUS ALLOCATION..........  1.45%          B         $139.42         --

AXA GLOBAL EQUITY MANAGED VOLATILITY......  0.50%          B         $301.70          1
AXA GLOBAL EQUITY MANAGED VOLATILITY......  0.70%          B         $223.86         --
AXA GLOBAL EQUITY MANAGED VOLATILITY......  0.70%          B         $365.87          5
AXA GLOBAL EQUITY MANAGED VOLATILITY......  0.80%          B         $225.37         --
AXA GLOBAL EQUITY MANAGED VOLATILITY......  0.90%          B         $352.51         37
AXA GLOBAL EQUITY MANAGED VOLATILITY......  0.90%          B         $418.11          5
AXA GLOBAL EQUITY MANAGED VOLATILITY......  0.95%          B         $307.94         36
AXA GLOBAL EQUITY MANAGED VOLATILITY......  1.00%          B         $346.01         --
AXA GLOBAL EQUITY MANAGED VOLATILITY......  1.10%          B         $339.60         10
AXA GLOBAL EQUITY MANAGED VOLATILITY......  1.20%          B         $314.74        145
AXA GLOBAL EQUITY MANAGED VOLATILITY......  1.20%          B         $333.29         39
AXA GLOBAL EQUITY MANAGED VOLATILITY......  1.25%          B         $ 94.95         56
AXA GLOBAL EQUITY MANAGED VOLATILITY......  1.30%          B         $129.77          3
AXA GLOBAL EQUITY MANAGED VOLATILITY......  1.34%          B         $215.28      1,137
AXA GLOBAL EQUITY MANAGED VOLATILITY......  1.34%          B         $348.18         20
AXA GLOBAL EQUITY MANAGED VOLATILITY......  1.35%          B         $324.07          2
AXA GLOBAL EQUITY MANAGED VOLATILITY......  1.45%          B         $300.37          1

AXA GROWTH STRATEGY.......................  1.10%          A         $155.76          6
AXA GROWTH STRATEGY.......................  1.25%          A         $154.04          3

AXA INTERNATIONAL CORE MANAGED VOLATILITY.  0.40%          B         $ 87.21         --
AXA INTERNATIONAL CORE MANAGED VOLATILITY.  0.50%          B         $115.94          2
AXA INTERNATIONAL CORE MANAGED VOLATILITY.  0.70%          B         $126.39          3
AXA INTERNATIONAL CORE MANAGED VOLATILITY.  0.80%          B         $171.41         --
AXA INTERNATIONAL CORE MANAGED VOLATILITY.  0.90%          B         $122.05         52
AXA INTERNATIONAL CORE MANAGED VOLATILITY.  0.95%          B         $148.64         37
AXA INTERNATIONAL CORE MANAGED VOLATILITY.  1.00%          B         $119.93         --
AXA INTERNATIONAL CORE MANAGED VOLATILITY.  1.10%          B         $117.84         14

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-27

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                   UNITS
                                            CONTRACT                            OUTSTANDING
                                            CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                            -------- --------------- ---------- -----------
AXA INTERNATIONAL CORE MANAGED VOLATILITY..  1.20%          B         $115.78        313
AXA INTERNATIONAL CORE MANAGED VOLATILITY..  1.25%          B         $ 75.78         29
AXA INTERNATIONAL CORE MANAGED VOLATILITY..  1.30%          B         $ 87.68          3
AXA INTERNATIONAL CORE MANAGED VOLATILITY..  1.34%          B         $112.97        864
AXA INTERNATIONAL CORE MANAGED VOLATILITY..  1.45%          B         $137.71         --

AXA INTERNATIONAL MANAGED VOLATILITY.......  0.50%          B         $109.81         --
AXA INTERNATIONAL MANAGED VOLATILITY.......  0.70%          B         $115.81         --
AXA INTERNATIONAL MANAGED VOLATILITY.......  0.90%          B         $106.89         --
AXA INTERNATIONAL MANAGED VOLATILITY.......  0.90%          B         $114.34          4
AXA INTERNATIONAL MANAGED VOLATILITY.......  0.95%          B         $113.98          1
AXA INTERNATIONAL MANAGED VOLATILITY.......  1.10%          B         $105.45          1
AXA INTERNATIONAL MANAGED VOLATILITY.......  1.20%          B         $104.74         41
AXA INTERNATIONAL MANAGED VOLATILITY.......  1.20%          B         $112.17         --
AXA INTERNATIONAL MANAGED VOLATILITY.......  1.25%          B         $111.81          3
AXA INTERNATIONAL MANAGED VOLATILITY.......  1.34%          B         $111.17         30

AXA INTERNATIONAL VALUE MANAGED VOLATILITY.  0.40%          B         $116.39         38
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.  0.50%          B         $116.76          2
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.  0.70%          B         $140.16          4
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.  0.80%          B         $174.77         --
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.  0.90%          B         $135.34         50
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.  0.95%          B         $134.16         49
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.  1.00%          B         $133.00         --
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.  1.10%          B         $130.68          9
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.  1.20%          B         $128.40        106
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.  1.25%          B         $ 73.67         21
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.  1.30%          B         $ 84.93          4
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.  1.34%          B         $125.28      1,074
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.  1.35%          B         $125.06          2
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.  1.45%          B         $134.53         --

AXA LARGE CAP CORE MANAGED VOLATILITY......  0.50%          B         $164.52          1
AXA LARGE CAP CORE MANAGED VOLATILITY......  0.70%          B         $168.80         --
AXA LARGE CAP CORE MANAGED VOLATILITY......  0.90%          B         $163.00          7
AXA LARGE CAP CORE MANAGED VOLATILITY......  0.95%          B         $161.58          9
AXA LARGE CAP CORE MANAGED VOLATILITY......  1.00%          B         $160.17         --
AXA LARGE CAP CORE MANAGED VOLATILITY......  1.10%          B         $157.38          2
AXA LARGE CAP CORE MANAGED VOLATILITY......  1.20%          B         $154.64         33
AXA LARGE CAP CORE MANAGED VOLATILITY......  1.25%          B         $138.05          4
AXA LARGE CAP CORE MANAGED VOLATILITY......  1.30%          B         $150.67         --
AXA LARGE CAP CORE MANAGED VOLATILITY......  1.34%          B         $150.88        137
AXA LARGE CAP CORE MANAGED VOLATILITY......  1.45%          B         $147.98         --

AXA LARGE CAP GROWTH MANAGED VOLATILITY....  0.50%          B         $114.49          6
AXA LARGE CAP GROWTH MANAGED VOLATILITY....  0.70%          B         $198.39         10
AXA LARGE CAP GROWTH MANAGED VOLATILITY....  0.80%          B         $293.31         --
AXA LARGE CAP GROWTH MANAGED VOLATILITY....  0.90%          B         $171.14         23
AXA LARGE CAP GROWTH MANAGED VOLATILITY....  0.90%          B         $191.14         70
AXA LARGE CAP GROWTH MANAGED VOLATILITY....  0.95%          B         $160.83        118
AXA LARGE CAP GROWTH MANAGED VOLATILITY....  1.00%          B         $187.62          1
AXA LARGE CAP GROWTH MANAGED VOLATILITY....  1.10%          B         $184.14         18
AXA LARGE CAP GROWTH MANAGED VOLATILITY....  1.20%          B         $173.55        265
AXA LARGE CAP GROWTH MANAGED VOLATILITY....  1.20%          B         $180.73         36

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-28

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                UNITS
                                         CONTRACT                            OUTSTANDING
                                         CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                         -------- --------------- ---------- -----------
AXA LARGE CAP GROWTH MANAGED VOLATILITY.  1.25%          B         $158.75         16
AXA LARGE CAP GROWTH MANAGED VOLATILITY.  1.30%          B         $182.35          6
AXA LARGE CAP GROWTH MANAGED VOLATILITY.  1.34%          B         $263.16      2,019
AXA LARGE CAP GROWTH MANAGED VOLATILITY.  1.35%          B         $175.72          4
AXA LARGE CAP GROWTH MANAGED VOLATILITY.  1.45%          B         $165.63          4

AXA LARGE CAP VALUE MANAGED VOLATILITY..  0.70%          A         $187.43         10
AXA LARGE CAP VALUE MANAGED VOLATILITY..  0.90%          A         $180.99         51
AXA LARGE CAP VALUE MANAGED VOLATILITY..  1.20%          A         $171.70         35
AXA LARGE CAP VALUE MANAGED VOLATILITY..  1.34%          A         $167.53      4,376
AXA LARGE CAP VALUE MANAGED VOLATILITY..  1.35%          A         $167.23         11
AXA LARGE CAP VALUE MANAGED VOLATILITY..  1.45%          A         $175.77          5
AXA LARGE CAP VALUE MANAGED VOLATILITY..  0.40%          B         $167.02         23
AXA LARGE CAP VALUE MANAGED VOLATILITY..  0.50%          B         $206.48          4
AXA LARGE CAP VALUE MANAGED VOLATILITY..  0.80%          B         $292.99         --
AXA LARGE CAP VALUE MANAGED VOLATILITY..  0.90%          B         $178.64         28
AXA LARGE CAP VALUE MANAGED VOLATILITY..  0.95%          B         $187.81        136
AXA LARGE CAP VALUE MANAGED VOLATILITY..  1.00%          B         $177.85         --
AXA LARGE CAP VALUE MANAGED VOLATILITY..  1.10%          B         $172.49          8
AXA LARGE CAP VALUE MANAGED VOLATILITY..  1.10%          B         $174.75         --
AXA LARGE CAP VALUE MANAGED VOLATILITY..  1.20%          B         $169.48        321
AXA LARGE CAP VALUE MANAGED VOLATILITY..  1.20%          B         $171.70          1
AXA LARGE CAP VALUE MANAGED VOLATILITY..  1.25%          B         $110.43         23
AXA LARGE CAP VALUE MANAGED VOLATILITY..  1.30%          B         $121.52          8

AXA MID CAP VALUE MANAGED VOLATILITY....  0.50%          B         $310.86          2
AXA MID CAP VALUE MANAGED VOLATILITY....  0.70%          B         $244.09          5
AXA MID CAP VALUE MANAGED VOLATILITY....  0.80%          B         $352.40         --
AXA MID CAP VALUE MANAGED VOLATILITY....  0.90%          B         $235.17         31
AXA MID CAP VALUE MANAGED VOLATILITY....  0.90%          B         $291.03         11
AXA MID CAP VALUE MANAGED VOLATILITY....  0.95%          B         $294.51         57
AXA MID CAP VALUE MANAGED VOLATILITY....  1.00%          B         $230.83         --
AXA MID CAP VALUE MANAGED VOLATILITY....  1.10%          B         $226.56          9
AXA MID CAP VALUE MANAGED VOLATILITY....  1.20%          B         $221.67        178
AXA MID CAP VALUE MANAGED VOLATILITY....  1.20%          B         $222.35         21
AXA MID CAP VALUE MANAGED VOLATILITY....  1.25%          B         $141.70         23
AXA MID CAP VALUE MANAGED VOLATILITY....  1.30%          B         $162.11          5
AXA MID CAP VALUE MANAGED VOLATILITY....  1.34%          B         $273.30      1,555
AXA MID CAP VALUE MANAGED VOLATILITY....  1.35%          B         $216.20          3
AXA MID CAP VALUE MANAGED VOLATILITY....  1.45%          B         $211.55          1

AXA MODERATE ALLOCATION.................  0.70%          A         $211.14         15
AXA MODERATE ALLOCATION+................  0.70%          A         $211.42          1
AXA MODERATE ALLOCATION.................  0.90%          A         $248.87        253
AXA MODERATE ALLOCATION+................  0.90%          A         $250.70         26
AXA MODERATE ALLOCATION.................  1.20%          A         $216.17         44
AXA MODERATE ALLOCATION+................  1.34%          A         $ 78.92     10,700
AXA MODERATE ALLOCATION.................  1.35%          A         $251.70        801
AXA MODERATE ALLOCATION.................  1.35%          A         $253.29         15
AXA MODERATE ALLOCATION.................  1.45%          A         $160.53          3
AXA MODERATE ALLOCATION.................  0.40%          B         $122.66         27
AXA MODERATE ALLOCATION.................  0.50%          B         $152.92         87
AXA MODERATE ALLOCATION.................  0.80%          B         $172.06         --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-29

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                       UNITS
                                CONTRACT                            OUTSTANDING
                                CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                -------- --------------- ---------- -----------
AXA MODERATE ALLOCATION+.......  0.90%          B         $157.79         12
AXA MODERATE ALLOCATION........  0.90%          B         $174.31         76
AXA MODERATE ALLOCATION........  0.95%          B         $155.28        142
AXA MODERATE ALLOCATION........  1.00%          B         $170.98          3
AXA MODERATE ALLOCATION........  1.10%          B         $151.25        211
AXA MODERATE ALLOCATION........  1.20%          B         $162.63      2,058
AXA MODERATE ALLOCATION........  1.25%          B         $111.41        353
AXA MODERATE ALLOCATION........  1.30%          B         $120.63         92

AXA MODERATE GROWTH STRATEGY...  0.50%          B         $133.44         12
AXA MODERATE GROWTH STRATEGY...  0.70%          B         $132.19          1
AXA MODERATE GROWTH STRATEGY...  0.80%          B         $131.58         --
AXA MODERATE GROWTH STRATEGY...  0.90%          B         $130.96         13
AXA MODERATE GROWTH STRATEGY...  0.95%          B         $130.66          1
AXA MODERATE GROWTH STRATEGY...  1.00%          B         $130.35          1
AXA MODERATE GROWTH STRATEGY...  1.10%          B         $129.74         10
AXA MODERATE GROWTH STRATEGY...  1.20%          B         $129.13        201
AXA MODERATE GROWTH STRATEGY...  1.25%          B         $128.83         62
AXA MODERATE GROWTH STRATEGY...  1.34%          B         $128.29         91
AXA MODERATE GROWTH STRATEGY...  1.45%          B         $127.63         --

AXA MODERATE-PLUS ALLOCATION...  0.50%          B         $190.50          9
AXA MODERATE-PLUS ALLOCATION...  0.70%          B         $185.48         15
AXA MODERATE-PLUS ALLOCATION...  0.80%          B         $203.36         --
AXA MODERATE-PLUS ALLOCATION...  0.90%          B         $180.59        434
AXA MODERATE-PLUS ALLOCATION...  0.95%          B         $179.39        199
AXA MODERATE-PLUS ALLOCATION...  1.00%          B         $178.20          3
AXA MODERATE-PLUS ALLOCATION...  1.10%          B         $175.83        196
AXA MODERATE-PLUS ALLOCATION...  1.20%          B         $173.48      1,719
AXA MODERATE-PLUS ALLOCATION...  1.25%          B         $114.33        167
AXA MODERATE-PLUS ALLOCATION...  1.30%          B         $125.47         87
AXA MODERATE-PLUS ALLOCATION...  1.34%          B         $170.26      3,548
AXA MODERATE-PLUS ALLOCATION...  1.35%          B         $170.03          4
AXA MODERATE-PLUS ALLOCATION...  1.45%          B         $167.76          1

AXA SMARTBETA EQUITY...........  0.50%          B         $101.16         --
AXA SMARTBETA EQUITY...........  0.70%          B         $100.82         --
AXA SMARTBETA EQUITY...........  0.90%          B         $100.49         --
AXA SMARTBETA EQUITY...........  1.00%          B         $100.33         --
AXA SMARTBETA EQUITY...........  1.10%          B         $100.16         --
AXA SMARTBETA EQUITY...........  1.20%          B         $100.00          2
AXA SMARTBETA EQUITY...........  1.25%          B         $ 99.92          1

AXA/AB DYNAMIC MODERATE GROWTH.  0.50%          B         $127.68         --
AXA/AB DYNAMIC MODERATE GROWTH.  0.70%          B         $126.49         --
AXA/AB DYNAMIC MODERATE GROWTH.  0.90%          B         $125.31          4
AXA/AB DYNAMIC MODERATE GROWTH.  0.95%          B         $125.02          3
AXA/AB DYNAMIC MODERATE GROWTH.  1.00%          B         $124.73          1
AXA/AB DYNAMIC MODERATE GROWTH.  1.10%          B         $124.14          7
AXA/AB DYNAMIC MODERATE GROWTH.  1.20%          B         $123.56         75
AXA/AB DYNAMIC MODERATE GROWTH.  1.25%          B         $123.27         18
AXA/AB DYNAMIC MODERATE GROWTH.  1.34%          B         $122.75         26

AXA/AB SMALL CAP GROWTH........  0.70%          A         $304.61          3
AXA/AB SMALL CAP GROWTH........  0.90%          A         $376.97         15

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-30

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                        UNITS
                                                 CONTRACT                            OUTSTANDING
                                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                 -------- --------------- ---------- -----------
AXA/AB SMALL CAP GROWTH.........................  1.20%          A         $355.13        10
AXA/AB SMALL CAP GROWTH.........................  1.34%          A         $345.38       787
AXA/AB SMALL CAP GROWTH.........................  1.35%          A         $344.68         3
AXA/AB SMALL CAP GROWTH.........................  1.45%          A         $248.18         1
AXA/AB SMALL CAP GROWTH.........................  0.50%          B         $200.63        14
AXA/AB SMALL CAP GROWTH.........................  0.70%          B         $327.22        --
AXA/AB SMALL CAP GROWTH.........................  0.80%          B         $359.06        --
AXA/AB SMALL CAP GROWTH.........................  0.90%          B         $266.60         4
AXA/AB SMALL CAP GROWTH.........................  0.95%          B         $313.23        38
AXA/AB SMALL CAP GROWTH.........................  1.00%          B         $338.81        --
AXA/AB SMALL CAP GROWTH.........................  1.10%          B         $305.10         6
AXA/AB SMALL CAP GROWTH.........................  1.20%          B         $251.49       149
AXA/AB SMALL CAP GROWTH.........................  1.25%          B         $159.34        37
AXA/AB SMALL CAP GROWTH.........................  1.30%          B         $191.00         4

AXA/CLEARBRIDGE LARGE CAP GROWTH................  0.50%          B         $190.69        --
AXA/CLEARBRIDGE LARGE CAP GROWTH................  0.70%          B         $190.54         5
AXA/CLEARBRIDGE LARGE CAP GROWTH................  0.90%          B         $183.99        34
AXA/CLEARBRIDGE LARGE CAP GROWTH................  0.95%          B         $182.39        33
AXA/CLEARBRIDGE LARGE CAP GROWTH................  1.10%          B         $177.65        20
AXA/CLEARBRIDGE LARGE CAP GROWTH................  1.20%          B         $174.55        76
AXA/CLEARBRIDGE LARGE CAP GROWTH................  1.25%          B         $176.65        68
AXA/CLEARBRIDGE LARGE CAP GROWTH................  1.30%          B         $201.85         2
AXA/CLEARBRIDGE LARGE CAP GROWTH................  1.34%          B         $170.31       648
AXA/CLEARBRIDGE LARGE CAP GROWTH................  1.35%          B         $170.01         1
AXA/CLEARBRIDGE LARGE CAP GROWTH................  1.45%          B         $167.04        --

AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND.....  0.50%          B         $102.24         3
AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND.....  0.70%          B         $101.90        --
AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND.....  0.90%          B         $101.57         1
AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND.....  1.10%          B         $101.23         1
AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND.....  1.20%          B         $101.07        17
AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND.....  1.25%          B         $100.98         4

AXA/FRANKLIN BALANCED MANAGED VOLATILITY........  0.40%          B         $130.96        --
AXA/FRANKLIN BALANCED MANAGED VOLATILITY........  0.50%          B         $145.87        10
AXA/FRANKLIN BALANCED MANAGED VOLATILITY........  0.70%          B         $142.87         1
AXA/FRANKLIN BALANCED MANAGED VOLATILITY........  0.90%          B         $139.94        19
AXA/FRANKLIN BALANCED MANAGED VOLATILITY........  0.95%          B         $139.21        31
AXA/FRANKLIN BALANCED MANAGED VOLATILITY........  1.00%          B         $138.49        --
AXA/FRANKLIN BALANCED MANAGED VOLATILITY........  1.10%          B         $137.05        14
AXA/FRANKLIN BALANCED MANAGED VOLATILITY........  1.20%          B         $135.63       109
AXA/FRANKLIN BALANCED MANAGED VOLATILITY........  1.25%          B         $124.23        49
AXA/FRANKLIN BALANCED MANAGED VOLATILITY........  1.30%          B         $132.30         8
AXA/FRANKLIN BALANCED MANAGED VOLATILITY........  1.34%          B         $133.66       427
AXA/FRANKLIN BALANCED MANAGED VOLATILITY........  1.45%          B         $132.13        --

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY.  0.50%          B         $172.18         5
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY.  0.70%          B         $168.64        --
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY.  0.90%          B         $165.18         2
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY.  0.95%          B         $164.32         4
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY.  1.00%          B         $163.47        --
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY.  1.10%          B         $161.77         2
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY.  1.20%          B         $160.09        19

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-31

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                             UNITS
                                                      CONTRACT                            OUTSTANDING
                                                      CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                      -------- --------------- ---------- -----------
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY......  1.25%          B         $133.33         4
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY......  1.30%          B         $151.33        --
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY......  1.34%          B         $157.77        87
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY......  1.45%          B         $155.96        --

AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY.  0.50%          B         $124.18         8
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY.  0.70%          B         $121.80        --
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY.  0.90%          B         $119.46        15
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY.  0.95%          B         $118.88        22
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY.  1.00%          B         $228.87         1
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY.  1.10%          B         $131.72        13
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY.  1.20%          B         $116.02       132
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY.  1.25%          B         $114.44        27
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY.  1.30%          B         $115.17        11
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY.  1.34%          B         $114.45       371

AXA/HORIZON SMALL CAP VALUE..........................  0.50%          B         $108.45         2
AXA/HORIZON SMALL CAP VALUE..........................  0.90%          B         $107.74        --
AXA/HORIZON SMALL CAP VALUE..........................  1.00%          B         $107.56        --
AXA/HORIZON SMALL CAP VALUE..........................  1.10%          B         $107.38        --
AXA/HORIZON SMALL CAP VALUE..........................  1.20%          B         $107.20         1
AXA/HORIZON SMALL CAP VALUE..........................  1.25%          B         $107.12        --

AXA/JANUS ENTERPRISE.................................  0.40%          B         $125.92         1
AXA/JANUS ENTERPRISE.................................  0.50%          B         $215.24         1
AXA/JANUS ENTERPRISE.................................  0.70%          B         $210.24         3
AXA/JANUS ENTERPRISE.................................  0.80%          B         $261.82        --
AXA/JANUS ENTERPRISE.................................  0.90%          B         $205.36        72
AXA/JANUS ENTERPRISE.................................  0.95%          B         $204.15        18
AXA/JANUS ENTERPRISE.................................  1.00%          B         $202.96         1
AXA/JANUS ENTERPRISE.................................  1.10%          B         $200.58        23
AXA/JANUS ENTERPRISE.................................  1.20%          B         $198.22       413
AXA/JANUS ENTERPRISE.................................  1.25%          B         $129.00       102
AXA/JANUS ENTERPRISE.................................  1.30%          B         $152.51         4
AXA/JANUS ENTERPRISE.................................  1.34%          B         $194.97       640
AXA/JANUS ENTERPRISE.................................  1.35%          B         $194.74         1
AXA/JANUS ENTERPRISE.................................  1.45%          B         $192.44        --

AXA/LOOMIS SAYLES GROWTH.............................  0.40%          B         $160.84         1
AXA/LOOMIS SAYLES GROWTH.............................  0.50%          B         $242.11         1
AXA/LOOMIS SAYLES GROWTH.............................  0.70%          B         $236.22         2
AXA/LOOMIS SAYLES GROWTH.............................  0.80%          B         $277.33        --
AXA/LOOMIS SAYLES GROWTH.............................  0.90%          B         $230.48        14
AXA/LOOMIS SAYLES GROWTH.............................  0.95%          B         $229.06        10
AXA/LOOMIS SAYLES GROWTH.............................  1.00%          B         $227.66        --
AXA/LOOMIS SAYLES GROWTH.............................  1.10%          B         $224.86         7
AXA/LOOMIS SAYLES GROWTH.............................  1.20%          B         $222.09        28
AXA/LOOMIS SAYLES GROWTH.............................  1.25%          B         $175.10        42
AXA/LOOMIS SAYLES GROWTH.............................  1.30%          B         $192.76         2
AXA/LOOMIS SAYLES GROWTH.............................  1.34%          B         $218.28       179
AXA/LOOMIS SAYLES GROWTH.............................  1.35%          B         $218.01        --
AXA/LOOMIS SAYLES GROWTH.............................  1.45%          B         $215.32        --

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY.......  0.50%          B         $153.85        --
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY.......  0.70%          B         $150.69        --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-32

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                       UNITS
                                                CONTRACT                            OUTSTANDING
                                                CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                -------- --------------- ---------- -----------
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY.  0.90%          B         $147.59         8
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY.  0.95%          B         $146.83         6
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY.  1.00%          B         $146.07        --
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY.  1.10%          B         $144.55         2
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY.  1.20%          B         $143.05        23
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY.  1.25%          B         $122.12         2
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY.  1.30%          B         $137.18         8
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY.  1.34%          B         $140.98       140
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY.  1.45%          B         $139.36        --

AXA/PACIFIC GLOBAL SMALL CAP VALUE.............  0.50%          B         $103.81         2
AXA/PACIFIC GLOBAL SMALL CAP VALUE.............  0.90%          B         $103.13        --
AXA/PACIFIC GLOBAL SMALL CAP VALUE.............  1.10%          B         $102.79        --
AXA/PACIFIC GLOBAL SMALL CAP VALUE.............  1.20%          B         $102.62         2
AXA/PACIFIC GLOBAL SMALL CAP VALUE.............  1.25%          B         $102.53        --

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.  0.50%          B         $125.28         1
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.  0.70%          B         $122.71         1
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.  0.80%          B         $225.23        --
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.  0.90%          B         $120.19        14
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.  0.95%          B         $119.56         8
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.  1.00%          B         $118.94        --
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.  1.10%          B         $117.71         6
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.  1.20%          B         $116.48       122
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.  1.25%          B         $ 99.99        15
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.  1.30%          B         $111.79         8
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.  1.34%          B         $114.80       206
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.  1.45%          B         $113.48        --

CHARTER/SM/ INTERNATIONAL MODERATE.............  0.50%          B         $ 96.45        --
CHARTER/SM/ INTERNATIONAL MODERATE.............  0.90%          B         $ 95.82        --
CHARTER/SM/ INTERNATIONAL MODERATE.............  1.20%          B         $ 95.35        --
CHARTER/SM/ INTERNATIONAL MODERATE.............  1.25%          B         $ 95.27        --

CHARTER/SM/ MULTI-SECTOR BOND..................  0.70%          A         $120.09         2
CHARTER/SM/ MULTI-SECTOR BOND..................  0.90%          A         $154.64        20
CHARTER/SM/ MULTI-SECTOR BOND..................  1.20%          A         $127.27         4
CHARTER/SM/ MULTI-SECTOR BOND..................  1.34%          A         $167.08       340
CHARTER/SM/ MULTI-SECTOR BOND..................  1.35%          A         $177.98         3
CHARTER/SM/ MULTI-SECTOR BOND..................  1.45%          A         $ 97.11         1
CHARTER/SM/ MULTI-SECTOR BOND..................  0.50%          B         $135.69         4
CHARTER/SM/ MULTI-SECTOR BOND..................  0.70%          B         $125.60        --
CHARTER/SM/ MULTI-SECTOR BOND..................  0.80%          B         $128.89        --
CHARTER/SM/ MULTI-SECTOR BOND..................  0.90%          B         $104.57         4
CHARTER/SM/ MULTI-SECTOR BOND..................  0.95%          B         $120.23        51
CHARTER/SM/ MULTI-SECTOR BOND..................  1.00%          B         $140.16        --
CHARTER/SM/ MULTI-SECTOR BOND..................  1.10%          B         $117.11        16
CHARTER/SM/ MULTI-SECTOR BOND..................  1.20%          B         $ 98.51       146
CHARTER/SM/ MULTI-SECTOR BOND..................  1.25%          B         $ 91.67        24
CHARTER/SM/ MULTI-SECTOR BOND..................  1.30%          B         $ 95.37         4

CHARTER/SM/ REAL ASSETS........................  0.50%          B         $ 97.41        --
CHARTER/SM/ REAL ASSETS........................  0.90%          B         $ 96.78        --
CHARTER/SM/ REAL ASSETS........................  1.20%          B         $ 96.30         1
CHARTER/SM/ REAL ASSETS........................  1.25%          B         $ 96.22        --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-33

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                         UNITS
                                  CONTRACT                            OUTSTANDING
                                  CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                  -------- --------------- ---------- -----------
CHARTER/SM/ SMALL CAP GROWTH.....  0.50%          B         $183.29         --
CHARTER/SM/ SMALL CAP GROWTH.....  0.70%          B         $178.83          1
CHARTER/SM/ SMALL CAP GROWTH.....  0.90%          B         $174.48          5
CHARTER/SM/ SMALL CAP GROWTH.....  0.95%          B         $173.41          9
CHARTER/SM/ SMALL CAP GROWTH.....  1.00%          B         $172.34         --
CHARTER/SM/ SMALL CAP GROWTH.....  1.10%          B         $170.23          2
CHARTER/SM/ SMALL CAP GROWTH.....  1.20%          B         $168.13         16
CHARTER/SM/ SMALL CAP GROWTH.....  1.25%          B         $113.82          6
CHARTER/SM/ SMALL CAP GROWTH.....  1.30%          B         $130.11         --
CHARTER/SM/ SMALL CAP GROWTH+....  1.34%          B         $164.19         11
CHARTER/SM/ SMALL CAP GROWTH.....  1.34%          B         $165.24        194
CHARTER/SM/ SMALL CAP GROWTH.....  1.35%          B         $165.04         --
CHARTER/SM/ SMALL CAP GROWTH.....  1.45%          B         $163.00         --

CHARTER/SM/ SMALL CAP VALUE......  0.50%          B         $273.66          1
CHARTER/SM/ SMALL CAP VALUE......  0.70%          B         $280.92          1
CHARTER/SM/ SMALL CAP VALUE......  0.90%          B         $271.27         10
CHARTER/SM/ SMALL CAP VALUE......  0.95%          B         $212.20         20
CHARTER/SM/ SMALL CAP VALUE......  1.00%          B         $266.56         --
CHARTER/SM/ SMALL CAP VALUE......  1.10%          B         $261.92          1
CHARTER/SM/ SMALL CAP VALUE......  1.20%          B         $257.35         28
CHARTER/SM/ SMALL CAP VALUE......  1.25%          B         $115.90          3
CHARTER/SM/ SMALL CAP VALUE......  1.30%          B         $126.34         --
CHARTER/SM/ SMALL CAP VALUE+.....  1.34%          B         $248.94         15
CHARTER/SM/ SMALL CAP VALUE......  1.34%          B         $251.10        390
CHARTER/SM/ SMALL CAP VALUE......  1.35%          B         $250.65         --
CHARTER/SM/ SMALL CAP VALUE......  1.45%          B         $193.10         --

EQ/BLACKROCK BASIC VALUE EQUITY..  0.50%          B         $258.55         11
EQ/BLACKROCK BASIC VALUE EQUITY..  0.70%          B         $318.31          8
EQ/BLACKROCK BASIC VALUE EQUITY..  0.80%          B         $296.82         --
EQ/BLACKROCK BASIC VALUE EQUITY..  0.90%          B         $299.63         15
EQ/BLACKROCK BASIC VALUE EQUITY..  0.90%          B         $306.68         89
EQ/BLACKROCK BASIC VALUE EQUITY..  0.95%          B         $253.85         63
EQ/BLACKROCK BASIC VALUE EQUITY..  1.00%          B         $301.03          2
EQ/BLACKROCK BASIC VALUE EQUITY..  1.10%          B         $295.46         28
EQ/BLACKROCK BASIC VALUE EQUITY..  1.20%          B         $287.78        664
EQ/BLACKROCK BASIC VALUE EQUITY..  1.20%          B         $289.97         82
EQ/BLACKROCK BASIC VALUE EQUITY..  1.25%          B         $139.97        232
EQ/BLACKROCK BASIC VALUE EQUITY..  1.30%          B         $158.37          7
EQ/BLACKROCK BASIC VALUE EQUITY..  1.34%          B         $365.81      1,224
EQ/BLACKROCK BASIC VALUE EQUITY..  1.35%          B         $281.95          3
EQ/BLACKROCK BASIC VALUE EQUITY..  1.45%          B         $274.64          1

EQ/BOSTON ADVISORS EQUITY INCOME.  0.50%          B         $209.90         19
EQ/BOSTON ADVISORS EQUITY INCOME.  0.70%          B         $204.80          1
EQ/BOSTON ADVISORS EQUITY INCOME.  0.80%          B         $296.26         --
EQ/BOSTON ADVISORS EQUITY INCOME.  0.90%          B         $199.82         24
EQ/BOSTON ADVISORS EQUITY INCOME.  0.95%          B         $198.59         16
EQ/BOSTON ADVISORS EQUITY INCOME.  1.00%          B         $197.37         --
EQ/BOSTON ADVISORS EQUITY INCOME.  1.10%          B         $194.95          8
EQ/BOSTON ADVISORS EQUITY INCOME.  1.20%          B         $192.54        128
EQ/BOSTON ADVISORS EQUITY INCOME.  1.25%          B         $137.73         28

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-34

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                         UNITS
                                  CONTRACT                            OUTSTANDING
                                  CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                  -------- --------------- ---------- -----------
EQ/BOSTON ADVISORS EQUITY INCOME.  1.30%          B         $155.12          4
EQ/BOSTON ADVISORS EQUITY INCOME.  1.34%          B         $189.24        341
EQ/BOSTON ADVISORS EQUITY INCOME.  1.35%          B         $189.00         --
EQ/BOSTON ADVISORS EQUITY INCOME.  1.45%          B         $186.68         --

EQ/CAPITAL GUARDIAN RESEARCH.....  0.70%          B         $236.07          2
EQ/CAPITAL GUARDIAN RESEARCH.....  0.90%          B         $227.96         14
EQ/CAPITAL GUARDIAN RESEARCH.....  0.95%          B         $225.97         31
EQ/CAPITAL GUARDIAN RESEARCH.....  1.10%          B         $220.11          2
EQ/CAPITAL GUARDIAN RESEARCH.....  1.20%          B         $216.26        122
EQ/CAPITAL GUARDIAN RESEARCH.....  1.25%          B         $151.36        142
EQ/CAPITAL GUARDIAN RESEARCH.....  1.30%          B         $164.92          1
EQ/CAPITAL GUARDIAN RESEARCH.....  1.34%          B         $211.01        638
EQ/CAPITAL GUARDIAN RESEARCH.....  1.35%          B         $210.64          1
EQ/CAPITAL GUARDIAN RESEARCH.....  1.45%          B         $206.96          1

EQ/COMMON STOCK INDEX............  0.70%          A         $250.51         20
EQ/COMMON STOCK INDEX+...........  0.74%          A         $812.71         36
EQ/COMMON STOCK INDEX+...........  0.74%          A         $880.33         14
EQ/COMMON STOCK INDEX............  0.90%          A         $349.36         41
EQ/COMMON STOCK INDEX............  1.20%          A         $281.24         21
EQ/COMMON STOCK INDEX............  1.35%          A         $427.66        816
EQ/COMMON STOCK INDEX............  1.35%          A         $446.83         11
EQ/COMMON STOCK INDEX+...........  1.40%          A         $563.49      2,895
EQ/COMMON STOCK INDEX............  1.45%          A         $170.82         13
EQ/COMMON STOCK INDEX............  0.40%          B         $166.28         11
EQ/COMMON STOCK INDEX............  0.50%          B         $161.69          2
EQ/COMMON STOCK INDEX............  0.80%          B         $320.30         --
EQ/COMMON STOCK INDEX............  0.90%          B         $166.97         12
EQ/COMMON STOCK INDEX............  0.90%          B         $186.86         44
EQ/COMMON STOCK INDEX............  0.95%          B         $158.03        139
EQ/COMMON STOCK INDEX............  1.00%          B         $271.14         --
EQ/COMMON STOCK INDEX............  1.10%          B         $153.93         15
EQ/COMMON STOCK INDEX............  1.20%          B         $173.08        505
EQ/COMMON STOCK INDEX............  1.25%          B         $136.59        140
EQ/COMMON STOCK INDEX............  1.30%          B         $152.11         13

EQ/CORE BOND INDEX...............  0.40%          B         $102.06          9
EQ/CORE BOND INDEX...............  0.50%          B         $130.40          5
EQ/CORE BOND INDEX...............  0.70%          B         $126.50          3
EQ/CORE BOND INDEX...............  0.80%          B         $116.38         --
EQ/CORE BOND INDEX...............  0.90%          B         $122.72         39
EQ/CORE BOND INDEX...............  0.95%          B         $121.79         77
EQ/CORE BOND INDEX...............  1.00%          B         $120.87         --
EQ/CORE BOND INDEX...............  1.10%          B         $119.04         20
EQ/CORE BOND INDEX...............  1.20%          B         $117.23        223
EQ/CORE BOND INDEX...............  1.25%          B         $100.13         65
EQ/CORE BOND INDEX...............  1.30%          B         $100.05          3
EQ/CORE BOND INDEX...............  1.34%          B         $114.76        547
EQ/CORE BOND INDEX...............  1.35%          B         $114.58         --
EQ/CORE BOND INDEX...............  1.45%          B         $112.84         --

EQ/EMERGING MARKETS EQUITY PLUS..  0.50%          B         $ 81.33         --
EQ/EMERGING MARKETS EQUITY PLUS..  0.70%          B         $ 80.74          1

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-35

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                          UNITS
                                   CONTRACT                            OUTSTANDING
                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                   -------- --------------- ---------- -----------
EQ/EMERGING MARKETS EQUITY PLUS...  0.80%          B         $ 80.44         --
EQ/EMERGING MARKETS EQUITY PLUS...  0.90%          B         $ 80.15          1
EQ/EMERGING MARKETS EQUITY PLUS...  0.95%          B         $ 80.00          1
EQ/EMERGING MARKETS EQUITY PLUS...  1.00%          B         $ 79.85         --
EQ/EMERGING MARKETS EQUITY PLUS...  1.10%          B         $ 79.56          1
EQ/EMERGING MARKETS EQUITY PLUS...  1.20%          B         $ 79.27         31
EQ/EMERGING MARKETS EQUITY PLUS...  1.25%          B         $ 79.12          4
EQ/EMERGING MARKETS EQUITY PLUS...  1.34%          B         $ 78.86         33

EQ/EQUITY 500 INDEX...............  0.70%          A         $276.23         13
EQ/EQUITY 500 INDEX...............  0.90%          A         $385.70         81
EQ/EQUITY 500 INDEX...............  1.20%          A         $311.14         47
EQ/EQUITY 500 INDEX...............  1.34%          A         $507.04      1,853
EQ/EQUITY 500 INDEX...............  1.35%          A         $505.87          7
EQ/EQUITY 500 INDEX...............  1.45%          A         $189.97          5
EQ/EQUITY 500 INDEX...............  0.40%          B         $165.94         44
EQ/EQUITY 500 INDEX...............  0.50%          B         $181.35         12
EQ/EQUITY 500 INDEX...............  0.70%          B         $181.12         --
EQ/EQUITY 500 INDEX...............  0.80%          B         $314.85         --
EQ/EQUITY 500 INDEX...............  0.90%          B         $206.94         41
EQ/EQUITY 500 INDEX...............  0.95%          B         $173.38         99
EQ/EQUITY 500 INDEX...............  1.00%          B         $261.86          2
EQ/EQUITY 500 INDEX...............  1.10%          B         $168.88         46
EQ/EQUITY 500 INDEX...............  1.20%          B         $192.44      1,240
EQ/EQUITY 500 INDEX...............  1.25%          B         $149.19        278
EQ/EQUITY 500 INDEX...............  1.30%          B         $167.02          9

EQ/GAMCO MERGERS AND ACQUISITIONS.  0.50%          B         $169.97         --
EQ/GAMCO MERGERS AND ACQUISITIONS.  0.70%          B         $166.03         --
EQ/GAMCO MERGERS AND ACQUISITIONS.  0.90%          B         $162.17          7
EQ/GAMCO MERGERS AND ACQUISITIONS.  0.95%          B         $161.22          8
EQ/GAMCO MERGERS AND ACQUISITIONS.  1.10%          B         $158.40          4
EQ/GAMCO MERGERS AND ACQUISITIONS.  1.20%          B         $156.53          7
EQ/GAMCO MERGERS AND ACQUISITIONS.  1.25%          B         $125.10         12
EQ/GAMCO MERGERS AND ACQUISITIONS.  1.30%          B         $136.14          1
EQ/GAMCO MERGERS AND ACQUISITIONS.  1.34%          B         $153.90          1
EQ/GAMCO MERGERS AND ACQUISITIONS.  1.34%          B         $153.97         76
EQ/GAMCO MERGERS AND ACQUISITIONS.  1.35%          B         $153.79         --
EQ/GAMCO MERGERS AND ACQUISITIONS.  1.45%          B         $151.98         --

EQ/GAMCO SMALL COMPANY VALUE......  0.00%          B         $120.04         --
EQ/GAMCO SMALL COMPANY VALUE......  0.40%          B         $177.14          5
EQ/GAMCO SMALL COMPANY VALUE......  0.50%          B         $356.95          8
EQ/GAMCO SMALL COMPANY VALUE......  0.70%          B         $348.27          7
EQ/GAMCO SMALL COMPANY VALUE......  0.80%          B         $406.22         --
EQ/GAMCO SMALL COMPANY VALUE......  0.90%          B         $339.81        125
EQ/GAMCO SMALL COMPANY VALUE......  0.95%          B         $337.72         38
EQ/GAMCO SMALL COMPANY VALUE......  1.00%          B         $335.65          4
EQ/GAMCO SMALL COMPANY VALUE......  1.10%          B         $331.53         36
EQ/GAMCO SMALL COMPANY VALUE......  1.20%          B         $327.44        861
EQ/GAMCO SMALL COMPANY VALUE......  1.25%          B         $208.17        220
EQ/GAMCO SMALL COMPANY VALUE......  1.30%          B         $245.94          9
EQ/GAMCO SMALL COMPANY VALUE......  1.34%          B         $321.82      1,470

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-36

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                         UNITS
                                  CONTRACT                            OUTSTANDING
                                  CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                  -------- --------------- ---------- -----------
EQ/GAMCO SMALL COMPANY VALUE.....  1.35%          B         $321.42          2
EQ/GAMCO SMALL COMPANY VALUE.....  1.45%          B         $317.46          1

EQ/GLOBAL BOND PLUS..............  0.50%          B         $124.43          3
EQ/GLOBAL BOND PLUS..............  0.70%          B         $121.64          2
EQ/GLOBAL BOND PLUS..............  0.80%          B         $112.43         --
EQ/GLOBAL BOND PLUS..............  0.90%          B         $118.92         27
EQ/GLOBAL BOND PLUS..............  0.95%          B         $118.25         33
EQ/GLOBAL BOND PLUS..............  1.00%          B         $117.58         --
EQ/GLOBAL BOND PLUS..............  1.10%          B         $116.26         26
EQ/GLOBAL BOND PLUS..............  1.20%          B         $114.94         87
EQ/GLOBAL BOND PLUS..............  1.25%          B         $114.97         40
EQ/GLOBAL BOND PLUS..............  1.30%          B         $116.35          2
EQ/GLOBAL BOND PLUS..............  1.34%          B         $113.12        253
EQ/GLOBAL BOND PLUS..............  1.35%          B         $112.99         --
EQ/GLOBAL BOND PLUS..............  1.45%          B         $111.71         --

EQ/HIGH YIELD BOND...............  0.50%          B         $110.70          1
EQ/HIGH YIELD BOND...............  0.70%          B         $109.89         --
EQ/HIGH YIELD BOND...............  0.80%          B         $109.49         --
EQ/HIGH YIELD BOND...............  0.90%          B         $109.09          1
EQ/HIGH YIELD BOND...............  0.95%          B         $108.89          2
EQ/HIGH YIELD BOND...............  1.00%          B         $108.69         --
EQ/HIGH YIELD BOND...............  1.10%          B         $108.29          1
EQ/HIGH YIELD BOND...............  1.20%          B         $107.89         40
EQ/HIGH YIELD BOND...............  1.25%          B         $107.69         13
EQ/HIGH YIELD BOND...............  1.34%          B         $107.33         20

EQ/INTERMEDIATE GOVERNMENT BOND..  0.70%          A         $164.36          1
EQ/INTERMEDIATE GOVERNMENT BOND+.  0.74%          A         $ 94.60          8
EQ/INTERMEDIATE GOVERNMENT BOND..  0.90%          A         $173.98          5
EQ/INTERMEDIATE GOVERNMENT BOND..  1.20%          A         $155.85          1
EQ/INTERMEDIATE GOVERNMENT BOND..  1.34%          A         $171.48        240
EQ/INTERMEDIATE GOVERNMENT BOND..  1.35%          A         $165.10          2
EQ/INTERMEDIATE GOVERNMENT BOND..  1.45%          A         $137.29         --
EQ/INTERMEDIATE GOVERNMENT BOND..  0.00%          B         $ 99.62         --
EQ/INTERMEDIATE GOVERNMENT BOND..  0.50%          B         $147.16          1
EQ/INTERMEDIATE GOVERNMENT BOND..  0.90%          B         $146.97          2
EQ/INTERMEDIATE GOVERNMENT BOND..  0.95%          B         $142.96         33
EQ/INTERMEDIATE GOVERNMENT BOND..  1.00%          B         $115.18         --
EQ/INTERMEDIATE GOVERNMENT BOND..  1.10%          B         $139.25         10
EQ/INTERMEDIATE GOVERNMENT BOND..  1.20%          B         $139.09         28
EQ/INTERMEDIATE GOVERNMENT BOND..  1.25%          B         $106.14         38
EQ/INTERMEDIATE GOVERNMENT BOND..  1.30%          B         $106.37          1

EQ/INTERNATIONAL EQUITY INDEX....  0.70%          A         $134.41          7
EQ/INTERNATIONAL EQUITY INDEX....  0.90%          A         $142.01         61
EQ/INTERNATIONAL EQUITY INDEX....  1.20%          A         $122.24         15
EQ/INTERNATIONAL EQUITY INDEX....  1.34%          A         $134.50      2,226
EQ/INTERNATIONAL EQUITY INDEX....  1.35%          A         $134.21         10
EQ/INTERNATIONAL EQUITY INDEX....  1.45%          A         $104.15          2
EQ/INTERNATIONAL EQUITY INDEX....  0.40%          B         $122.27          5
EQ/INTERNATIONAL EQUITY INDEX....  0.50%          B         $113.50          4
EQ/INTERNATIONAL EQUITY INDEX....  0.80%          B         $187.01         --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-37

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                        UNITS
                                 CONTRACT                            OUTSTANDING
                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                 -------- --------------- ---------- -----------
EQ/INTERNATIONAL EQUITY INDEX...  0.90%          B         $115.40         19
EQ/INTERNATIONAL EQUITY INDEX...  0.95%          B         $110.38         85
EQ/INTERNATIONAL EQUITY INDEX...  1.00%          B         $167.42         --
EQ/INTERNATIONAL EQUITY INDEX...  1.10%          B         $107.52         17
EQ/INTERNATIONAL EQUITY INDEX...  1.20%          B         $105.39        125
EQ/INTERNATIONAL EQUITY INDEX...  1.25%          B         $ 65.49         58
EQ/INTERNATIONAL EQUITY INDEX...  1.30%          B         $ 79.00          8

EQ/INVESCO COMSTOCK.............  0.50%          B         $196.66          3
EQ/INVESCO COMSTOCK.............  0.70%          B         $192.09          1
EQ/INVESCO COMSTOCK.............  0.90%          B         $187.63         27
EQ/INVESCO COMSTOCK.............  0.95%          B         $186.53         22
EQ/INVESCO COMSTOCK.............  1.00%          B         $185.44         --
EQ/INVESCO COMSTOCK.............  1.10%          B         $183.27         19
EQ/INVESCO COMSTOCK.............  1.20%          B         $181.11        145
EQ/INVESCO COMSTOCK.............  1.25%          B         $141.69         35
EQ/INVESCO COMSTOCK.............  1.30%          B         $154.57          1
EQ/INVESCO COMSTOCK.............  1.34%          B         $178.14        408
EQ/INVESCO COMSTOCK.............  1.35%          B         $177.93         --
EQ/INVESCO COMSTOCK.............  1.45%          B         $175.84         --

EQ/JPMORGAN VALUE OPPORTUNITIES.  0.40%          B         $189.84          2
EQ/JPMORGAN VALUE OPPORTUNITIES.  0.50%          B         $229.62          9
EQ/JPMORGAN VALUE OPPORTUNITIES.  0.70%          B         $225.11          1
EQ/JPMORGAN VALUE OPPORTUNITIES.  0.80%          B         $340.27         --
EQ/JPMORGAN VALUE OPPORTUNITIES.  0.90%          B         $214.51          2
EQ/JPMORGAN VALUE OPPORTUNITIES.  0.90%          B         $216.88         14
EQ/JPMORGAN VALUE OPPORTUNITIES.  0.95%          B         $199.72         12
EQ/JPMORGAN VALUE OPPORTUNITIES.  1.00%          B         $212.89         --
EQ/JPMORGAN VALUE OPPORTUNITIES.  1.10%          B         $208.94          6
EQ/JPMORGAN VALUE OPPORTUNITIES.  1.20%          B         $202.90         64
EQ/JPMORGAN VALUE OPPORTUNITIES.  1.20%          B         $205.06         15
EQ/JPMORGAN VALUE OPPORTUNITIES.  1.25%          B         $146.07         38
EQ/JPMORGAN VALUE OPPORTUNITIES.  1.30%          B         $164.15          1
EQ/JPMORGAN VALUE OPPORTUNITIES.  1.34%          B         $252.06        239
EQ/JPMORGAN VALUE OPPORTUNITIES.  1.35%          B         $199.39          2
EQ/JPMORGAN VALUE OPPORTUNITIES.  1.45%          B         $193.64          1

EQ/LARGE CAP GROWTH INDEX.......  0.50%          B         $140.58          2
EQ/LARGE CAP GROWTH INDEX.......  0.70%          B         $150.78          2
EQ/LARGE CAP GROWTH INDEX.......  0.80%          B         $320.44         --
EQ/LARGE CAP GROWTH INDEX.......  0.90%          B         $145.60         55
EQ/LARGE CAP GROWTH INDEX.......  0.95%          B         $144.33         54
EQ/LARGE CAP GROWTH INDEX.......  1.00%          B         $143.07         --
EQ/LARGE CAP GROWTH INDEX.......  1.10%          B         $140.58         22
EQ/LARGE CAP GROWTH INDEX.......  1.20%          B         $138.13        354
EQ/LARGE CAP GROWTH INDEX.......  1.25%          B         $182.23         34
EQ/LARGE CAP GROWTH INDEX.......  1.30%          B         $202.29          1
EQ/LARGE CAP GROWTH INDEX.......  1.34%          B         $134.77      1,032
EQ/LARGE CAP GROWTH INDEX.......  1.35%          B         $134.53          1
EQ/LARGE CAP GROWTH INDEX.......  1.45%          B         $132.18          1

EQ/LARGE CAP VALUE INDEX........  0.50%          B         $114.95          1
EQ/LARGE CAP VALUE INDEX........  0.70%          B         $112.37          2

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-38

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                    UNITS
                             CONTRACT                            OUTSTANDING
                             CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                             -------- --------------- ---------- -----------
EQ/LARGE CAP VALUE INDEX....  0.90%          B         $109.86         48
EQ/LARGE CAP VALUE INDEX....  0.95%          B         $109.24         27
EQ/LARGE CAP VALUE INDEX....  1.00%          B         $108.62         --
EQ/LARGE CAP VALUE INDEX....  1.10%          B         $107.39         14
EQ/LARGE CAP VALUE INDEX....  1.20%          B         $106.18        201
EQ/LARGE CAP VALUE INDEX....  1.25%          B         $ 89.00         40
EQ/LARGE CAP VALUE INDEX....  1.30%          B         $ 97.50          1
EQ/LARGE CAP VALUE INDEX....  1.34%          B         $104.50        414
EQ/LARGE CAP VALUE INDEX....  1.35%          B         $104.38         --
EQ/LARGE CAP VALUE INDEX....  1.45%          B         $103.20         --

EQ/MFS INTERNATIONAL GROWTH.  0.40%          B         $117.72          5
EQ/MFS INTERNATIONAL GROWTH.  0.50%          B         $177.47          2
EQ/MFS INTERNATIONAL GROWTH.  0.70%          B         $173.34          2
EQ/MFS INTERNATIONAL GROWTH.  0.80%          B         $206.83         --
EQ/MFS INTERNATIONAL GROWTH.  0.90%          B         $169.32         46
EQ/MFS INTERNATIONAL GROWTH.  0.95%          B         $168.33         12
EQ/MFS INTERNATIONAL GROWTH.  1.00%          B         $167.34          1
EQ/MFS INTERNATIONAL GROWTH.  1.10%          B         $165.38         10
EQ/MFS INTERNATIONAL GROWTH.  1.20%          B         $163.43        204
EQ/MFS INTERNATIONAL GROWTH.  1.25%          B         $100.73         30
EQ/MFS INTERNATIONAL GROWTH.  1.30%          B         $119.98          2
EQ/MFS INTERNATIONAL GROWTH.  1.34%          B         $160.69         23
EQ/MFS INTERNATIONAL GROWTH.  1.34%          B         $160.75        320
EQ/MFS INTERNATIONAL GROWTH.  1.35%          B         $160.56         --
EQ/MFS INTERNATIONAL GROWTH.  1.45%          B         $158.67         --

EQ/MID CAP INDEX............  0.40%          B         $174.07         44
EQ/MID CAP INDEX............  0.50%          B         $238.64          3
EQ/MID CAP INDEX............  0.70%          B         $225.60          8
EQ/MID CAP INDEX............  0.80%          B         $365.78         --
EQ/MID CAP INDEX............  0.90%          B         $218.30        114
EQ/MID CAP INDEX............  0.95%          B         $216.51         57
EQ/MID CAP INDEX............  1.00%          B         $214.74          2
EQ/MID CAP INDEX............  1.10%          B         $211.22         19
EQ/MID CAP INDEX............  1.20%          B         $207.75        519
EQ/MID CAP INDEX............  1.25%          B         $142.16        197
EQ/MID CAP INDEX............  1.30%          B         $166.00          4
EQ/MID CAP INDEX............  1.34%          B         $203.00      1,842
EQ/MID CAP INDEX............  1.35%          B         $202.66         --
EQ/MID CAP INDEX............  1.45%          B         $199.33         --

EQ/MONEY MARKET++...........  0.00%          A         $  1.00        282
EQ/MONEY MARKET++...........  0.70%          A         $  1.00          3
EQ/MONEY MARKET.............  0.70%          A         $129.27          1
EQ/MONEY MARKET+............  0.74%          A         $ 45.41         20
EQ/MONEY MARKET++...........  0.90%          A         $  1.00        257
EQ/MONEY MARKET.............  0.90%          A         $133.45         27
EQ/MONEY MARKET++...........  1.20%          A         $  1.00         --
EQ/MONEY MARKET.............  1.20%          A         $121.85          1
EQ/MONEY MARKET.............  1.35%          A         $130.99         79
EQ/MONEY MARKET.............  1.35%          A         $131.62         13
EQ/MONEY MARKET.............  1.40%          A         $ 33.14        760

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-39

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                    UNITS
                             CONTRACT                            OUTSTANDING
                             CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                             -------- --------------- ---------- -----------
EQ/MONEY MARKET.............  1.45%          A         $108.82         --
EQ/MONEY MARKET++...........  0.00%          B         $  1.00      1,119
EQ/MONEY MARKET++...........  0.40%          B         $  1.00         10
EQ/MONEY MARKET.............  0.40%          B         $ 98.26          4
EQ/MONEY MARKET++...........  0.50%          B         $  1.00         41
EQ/MONEY MARKET.............  0.50%          B         $113.98          3
EQ/MONEY MARKET++...........  0.70%          B         $  1.00          1
EQ/MONEY MARKET++...........  0.80%          B         $  1.00          1
EQ/MONEY MARKET++...........  0.90%          B         $  1.00        179
EQ/MONEY MARKET.............  0.90%          B         $105.98         --
EQ/MONEY MARKET.............  0.90%          B         $117.16          2
EQ/MONEY MARKET.............  0.95%          B         $111.43         75
EQ/MONEY MARKET++...........  1.00%          B         $  1.00          2
EQ/MONEY MARKET.............  1.00%          B         $100.94         --
EQ/MONEY MARKET++...........  1.10%          B         $  1.00         37
EQ/MONEY MARKET.............  1.10%          B         $108.54         28
EQ/MONEY MARKET++...........  1.20%          B         $  1.00      6,731
EQ/MONEY MARKET.............  1.20%          B         $110.66         44
EQ/MONEY MARKET.............  1.25%          B         $ 92.60         84
EQ/MONEY MARKET.............  1.30%          B         $ 94.49          4

EQ/OPPENHEIMER GLOBAL.......  0.50%          B         $154.49          8
EQ/OPPENHEIMER GLOBAL.......  0.70%          B         $151.31          2
EQ/OPPENHEIMER GLOBAL.......  0.80%          B         $253.89         --
EQ/OPPENHEIMER GLOBAL.......  0.90%          B         $148.20         19
EQ/OPPENHEIMER GLOBAL.......  0.95%          B         $147.44         16
EQ/OPPENHEIMER GLOBAL.......  1.00%          B         $146.67          1
EQ/OPPENHEIMER GLOBAL.......  1.10%          B         $145.15         17
EQ/OPPENHEIMER GLOBAL.......  1.20%          B         $143.64        309
EQ/OPPENHEIMER GLOBAL.......  1.25%          B         $117.78         69
EQ/OPPENHEIMER GLOBAL.......  1.30%          B         $134.85          2
EQ/OPPENHEIMER GLOBAL.......  1.34%          B         $141.56        432
EQ/OPPENHEIMER GLOBAL.......  1.45%          B         $139.93         --

EQ/PIMCO GLOBAL REAL RETURN.  0.50%          B         $104.42         10
EQ/PIMCO GLOBAL REAL RETURN.  0.70%          B         $103.65          1
EQ/PIMCO GLOBAL REAL RETURN.  0.80%          B         $103.27         --
EQ/PIMCO GLOBAL REAL RETURN.  0.90%          B         $102.89         17
EQ/PIMCO GLOBAL REAL RETURN.  0.95%          B         $102.71          6
EQ/PIMCO GLOBAL REAL RETURN.  1.00%          B         $102.52         --
EQ/PIMCO GLOBAL REAL RETURN.  1.10%          B         $102.14          9
EQ/PIMCO GLOBAL REAL RETURN.  1.20%          B         $101.76         82
EQ/PIMCO GLOBAL REAL RETURN.  1.25%          B         $101.58         43
EQ/PIMCO GLOBAL REAL RETURN.  1.34%          B         $101.24         77
EQ/PIMCO GLOBAL REAL RETURN.  1.45%          B         $100.83         --

EQ/PIMCO ULTRA SHORT BOND...  1.10%          A         $ 96.87          1
EQ/PIMCO ULTRA SHORT BOND...  0.50%          B         $113.93          3
EQ/PIMCO ULTRA SHORT BOND...  0.70%          B         $111.28          5
EQ/PIMCO ULTRA SHORT BOND...  0.80%          B         $104.71         --
EQ/PIMCO ULTRA SHORT BOND...  0.90%          B         $108.70         32
EQ/PIMCO ULTRA SHORT BOND...  0.95%          B         $108.06         62
EQ/PIMCO ULTRA SHORT BOND...  1.00%          B         $107.43         --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-40

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                      UNITS
                               CONTRACT                            OUTSTANDING
                               CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                               -------- --------------- ---------- -----------
EQ/PIMCO ULTRA SHORT BOND.....  1.10%          B         $106.17         39
EQ/PIMCO ULTRA SHORT BOND.....  1.20%          B         $104.92        169
EQ/PIMCO ULTRA SHORT BOND.....  1.25%          B         $105.65         61
EQ/PIMCO ULTRA SHORT BOND.....  1.30%          B         $104.84          1
EQ/PIMCO ULTRA SHORT BOND.....  1.34%          B         $103.20        426
EQ/PIMCO ULTRA SHORT BOND.....  1.35%          B         $103.08         --
EQ/PIMCO ULTRA SHORT BOND.....  1.45%          B         $101.86         --

EQ/QUALITY BOND PLUS..........  0.70%          A         $167.63          1
EQ/QUALITY BOND PLUS..........  0.90%          A         $183.13         10
EQ/QUALITY BOND PLUS..........  1.20%          A         $160.25          1
EQ/QUALITY BOND PLUS..........  1.34%          A         $176.67        345
EQ/QUALITY BOND PLUS..........  1.35%          A         $186.04          1
EQ/QUALITY BOND PLUS..........  1.45%          A         $137.94         --
EQ/QUALITY BOND PLUS..........  0.50%          B         $148.93          3
EQ/QUALITY BOND PLUS..........  0.80%          B         $113.38         --
EQ/QUALITY BOND PLUS..........  0.90%          B         $147.75          2
EQ/QUALITY BOND PLUS..........  0.95%          B         $144.94         41
EQ/QUALITY BOND PLUS..........  1.00%          B         $116.85         --
EQ/QUALITY BOND PLUS..........  1.10%          B         $141.18          9
EQ/QUALITY BOND PLUS..........  1.20%          B         $139.95         78
EQ/QUALITY BOND PLUS..........  1.25%          B         $103.16         19
EQ/QUALITY BOND PLUS..........  1.30%          B         $103.10          1

EQ/SMALL COMPANY INDEX........  0.40%          B         $170.97         42
EQ/SMALL COMPANY INDEX........  0.50%          B         $304.87         --
EQ/SMALL COMPANY INDEX........  0.70%          B         $295.75          4
EQ/SMALL COMPANY INDEX........  0.90%          B         $286.90         37
EQ/SMALL COMPANY INDEX........  0.95%          B         $284.73         19
EQ/SMALL COMPANY INDEX........  1.00%          B         $282.58         --
EQ/SMALL COMPANY INDEX........  1.10%          B         $278.30         10
EQ/SMALL COMPANY INDEX........  1.20%          B         $274.08        184
EQ/SMALL COMPANY INDEX........  1.25%          B         $155.16         84
EQ/SMALL COMPANY INDEX........  1.30%          B         $170.58          2
EQ/SMALL COMPANY INDEX........  1.34%          B         $268.29        695
EQ/SMALL COMPANY INDEX........  1.35%          B         $267.88          1
EQ/SMALL COMPANY INDEX........  1.45%          B         $263.81         --

EQ/T. ROWE PRICE GROWTH STOCK.  0.40%          B         $167.10         25
EQ/T. ROWE PRICE GROWTH STOCK.  0.50%          B         $210.32          2
EQ/T. ROWE PRICE GROWTH STOCK.  0.70%          B         $205.21          5
EQ/T. ROWE PRICE GROWTH STOCK.  0.80%          B         $318.74         --
EQ/T. ROWE PRICE GROWTH STOCK.  0.90%          B         $200.22         84
EQ/T. ROWE PRICE GROWTH STOCK.  0.95%          B         $198.99         33
EQ/T. ROWE PRICE GROWTH STOCK.  1.00%          B         $197.77          4
EQ/T. ROWE PRICE GROWTH STOCK.  1.10%          B         $195.34         27
EQ/T. ROWE PRICE GROWTH STOCK.  1.20%          B         $192.93        811
EQ/T. ROWE PRICE GROWTH STOCK.  1.25%          B         $163.33        200
EQ/T. ROWE PRICE GROWTH STOCK.  1.30%          B         $176.47          2
EQ/T. ROWE PRICE GROWTH STOCK.  1.34%          B         $189.62      1,067
EQ/T. ROWE PRICE GROWTH STOCK.  1.35%          B         $189.39          2
EQ/T. ROWE PRICE GROWTH STOCK.  1.45%          B         $187.05         --

EQ/UBS GROWTH & INCOME........  0.50%          B         $215.20         --
EQ/UBS GROWTH & INCOME........  0.70%          B         $209.97         --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-41

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                UNITS
                                         CONTRACT                            OUTSTANDING
                                         CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                         -------- --------------- ---------- -----------
EQ/UBS GROWTH & INCOME..................  0.90%          B         $204.86         8
EQ/UBS GROWTH & INCOME..................  0.95%          B         $203.60         6
EQ/UBS GROWTH & INCOME..................  1.10%          B         $199.87         2
EQ/UBS GROWTH & INCOME..................  1.20%          B         $197.41        21
EQ/UBS GROWTH & INCOME..................  1.25%          B         $137.23        50
EQ/UBS GROWTH & INCOME..................  1.30%          B         $151.69         1
EQ/UBS GROWTH & INCOME..................  1.34%          B         $194.02        99
EQ/UBS GROWTH & INCOME..................  1.35%          B         $193.78         1
EQ/UBS GROWTH & INCOME..................  1.45%          B         $191.39        --

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.  0.50%   SERVICE CLASS 2  $184.38         3
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.  0.70%   SERVICE CLASS 2  $181.91        --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.  0.70%   SERVICE CLASS 2  $201.72         1
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.  0.80%   SERVICE CLASS 2  $180.69        --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.  0.90%   SERVICE CLASS 2  $179.47        28
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.  0.90%   SERVICE CLASS 2  $199.17        55
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.  0.95%   SERVICE CLASS 2  $198.53        16
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.  1.00%   SERVICE CLASS 2  $178.27         7
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.  1.10%   SERVICE CLASS 2  $177.07        27
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.  1.20%   SERVICE CLASS 2  $175.87       903
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.  1.20%   SERVICE CLASS 2  $195.38        42
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.  1.25%   SERVICE CLASS 2  $194.76       169
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.  1.34%   SERVICE CLASS 2  $193.64       637
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.  1.45%   SERVICE CLASS 2  $153.31        --

FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.  0.50%   SERVICE CLASS 2  $184.38         5
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.  0.90%   SERVICE CLASS 2  $179.48         1
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.  1.00%   SERVICE CLASS 2  $178.27        --
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.  1.10%   SERVICE CLASS 2  $177.07         1
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.  1.20%   SERVICE CLASS 2  $175.87        51

FIDELITY(R) VIP MID CAP PORTFOLIO.......  0.50%   SERVICE CLASS 2  $177.55         1
FIDELITY(R) VIP MID CAP PORTFOLIO.......  0.80%   SERVICE CLASS 2  $173.99        --
FIDELITY(R) VIP MID CAP PORTFOLIO.......  0.90%   SERVICE CLASS 2  $172.83         3
FIDELITY(R) VIP MID CAP PORTFOLIO.......  1.00%   SERVICE CLASS 2  $171.67         1
FIDELITY(R) VIP MID CAP PORTFOLIO.......  1.10%   SERVICE CLASS 2  $170.51         3
FIDELITY(R) VIP MID CAP PORTFOLIO.......  1.20%   SERVICE CLASS 2  $169.35       226

GOLDMAN SACHS VIT MID CAP VALUE FUND....  0.50%   SERVICE SHARES   $178.22         3
GOLDMAN SACHS VIT MID CAP VALUE FUND....  0.70%   SERVICE SHARES   $151.70        --
GOLDMAN SACHS VIT MID CAP VALUE FUND....  0.70%   SERVICE SHARES   $175.83        --
GOLDMAN SACHS VIT MID CAP VALUE FUND....  0.80%   SERVICE SHARES   $174.65        --
GOLDMAN SACHS VIT MID CAP VALUE FUND....  0.90%   SERVICE SHARES   $149.99        12
GOLDMAN SACHS VIT MID CAP VALUE FUND....  0.90%   SERVICE SHARES   $173.48         3
GOLDMAN SACHS VIT MID CAP VALUE FUND....  0.95%   SERVICE SHARES   $149.56         5
GOLDMAN SACHS VIT MID CAP VALUE FUND....  1.00%   SERVICE SHARES   $172.31         1
GOLDMAN SACHS VIT MID CAP VALUE FUND....  1.10%   SERVICE SHARES   $171.15         5
GOLDMAN SACHS VIT MID CAP VALUE FUND....  1.20%   SERVICE SHARES   $147.44         2
GOLDMAN SACHS VIT MID CAP VALUE FUND....  1.20%   SERVICE SHARES   $169.99       100
GOLDMAN SACHS VIT MID CAP VALUE FUND....  1.25%   SERVICE SHARES   $147.03        52
GOLDMAN SACHS VIT MID CAP VALUE FUND....  1.34%   SERVICE SHARES   $146.27       140

INVESCO V.I. DIVERSIFIED DIVIDEND FUND..  0.00%      SERIES II     $113.41         2
INVESCO V.I. DIVERSIFIED DIVIDEND FUND..  0.50%      SERIES II     $181.29        17
INVESCO V.I. DIVERSIFIED DIVIDEND FUND..  0.70%      SERIES II     $178.87        --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-42

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                               UNITS
                                        CONTRACT                            OUTSTANDING
                                        CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                        -------- --------------- ---------- -----------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND.  0.80%      SERIES II     $177.66        --
INVESCO V.I. DIVERSIFIED DIVIDEND FUND.  0.90%      SERIES II     $176.47         3
INVESCO V.I. DIVERSIFIED DIVIDEND FUND.  1.00%      SERIES II     $175.29        --
INVESCO V.I. DIVERSIFIED DIVIDEND FUND.  1.10%      SERIES II     $174.10         1
INVESCO V.I. DIVERSIFIED DIVIDEND FUND.  1.20%      SERIES II     $172.93       143

INVESCO V.I. GLOBAL REAL ESTATE FUND...  0.50%      SERIES II     $150.71        21
INVESCO V.I. GLOBAL REAL ESTATE FUND...  0.70%      SERIES II     $146.62         1
INVESCO V.I. GLOBAL REAL ESTATE FUND...  0.70%      SERIES II     $148.69        --
INVESCO V.I. GLOBAL REAL ESTATE FUND...  0.80%      SERIES II     $147.69        --
INVESCO V.I. GLOBAL REAL ESTATE FUND...  0.90%      SERIES II     $144.76        27
INVESCO V.I. GLOBAL REAL ESTATE FUND...  0.90%      SERIES II     $146.70         6
INVESCO V.I. GLOBAL REAL ESTATE FUND...  0.95%      SERIES II     $144.30         9
INVESCO V.I. GLOBAL REAL ESTATE FUND...  1.00%      SERIES II     $145.72         1
INVESCO V.I. GLOBAL REAL ESTATE FUND...  1.10%      SERIES II     $144.73        11
INVESCO V.I. GLOBAL REAL ESTATE FUND...  1.20%      SERIES II     $142.01         9
INVESCO V.I. GLOBAL REAL ESTATE FUND...  1.20%      SERIES II     $143.75       194
INVESCO V.I. GLOBAL REAL ESTATE FUND...  1.25%      SERIES II     $141.56        36
INVESCO V.I. GLOBAL REAL ESTATE FUND...  1.34%      SERIES II     $140.74       230
INVESCO V.I. GLOBAL REAL ESTATE FUND...  1.45%      SERIES II     $122.00        --

INVESCO V.I. HIGH YIELD FUND...........  0.50%      SERIES II     $126.53         5
INVESCO V.I. HIGH YIELD FUND...........  0.70%      SERIES II     $125.10        --
INVESCO V.I. HIGH YIELD FUND...........  0.80%      SERIES II     $124.40        --
INVESCO V.I. HIGH YIELD FUND...........  0.90%      SERIES II     $123.69         9
INVESCO V.I. HIGH YIELD FUND...........  0.95%      SERIES II     $123.34         9
INVESCO V.I. HIGH YIELD FUND...........  1.00%      SERIES II     $122.99         1
INVESCO V.I. HIGH YIELD FUND...........  1.10%      SERIES II     $122.29         6
INVESCO V.I. HIGH YIELD FUND...........  1.20%      SERIES II     $121.60       127
INVESCO V.I. HIGH YIELD FUND...........  1.25%      SERIES II     $121.25        45
INVESCO V.I. HIGH YIELD FUND...........  1.34%      SERIES II     $120.63        78
INVESCO V.I. HIGH YIELD FUND...........  1.45%      SERIES II     $119.87        --

INVESCO V.I. INTERNATIONAL GROWTH FUND.  0.50%      SERIES II     $131.52         7
INVESCO V.I. INTERNATIONAL GROWTH FUND.  0.70%      SERIES II     $111.44         1
INVESCO V.I. INTERNATIONAL GROWTH FUND.  0.80%      SERIES II     $128.89        --
INVESCO V.I. INTERNATIONAL GROWTH FUND.  0.90%      SERIES II     $110.18        17
INVESCO V.I. INTERNATIONAL GROWTH FUND.  0.90%      SERIES II     $128.02         6
INVESCO V.I. INTERNATIONAL GROWTH FUND.  0.95%      SERIES II     $109.87         8
INVESCO V.I. INTERNATIONAL GROWTH FUND.  1.00%      SERIES II     $127.16         1
INVESCO V.I. INTERNATIONAL GROWTH FUND.  1.10%      SERIES II     $126.30         5
INVESCO V.I. INTERNATIONAL GROWTH FUND.  1.20%      SERIES II     $108.32         6
INVESCO V.I. INTERNATIONAL GROWTH FUND.  1.20%      SERIES II     $125.45       248
INVESCO V.I. INTERNATIONAL GROWTH FUND.  1.25%      SERIES II     $108.01        19
INVESCO V.I. INTERNATIONAL GROWTH FUND.  1.34%      SERIES II     $107.46       204
INVESCO V.I. INTERNATIONAL GROWTH FUND.  1.45%      SERIES II     $106.78        --

INVESCO V.I. MID CAP CORE EQUITY FUND..  0.50%      SERIES II     $152.42        --
INVESCO V.I. MID CAP CORE EQUITY FUND..  0.70%      SERIES II     $165.14        --
INVESCO V.I. MID CAP CORE EQUITY FUND..  0.80%      SERIES II     $149.37        --
INVESCO V.I. MID CAP CORE EQUITY FUND..  0.90%      SERIES II     $148.37         2
INVESCO V.I. MID CAP CORE EQUITY FUND..  0.90%      SERIES II     $163.05         3
INVESCO V.I. MID CAP CORE EQUITY FUND..  0.95%      SERIES II     $162.53         2
INVESCO V.I. MID CAP CORE EQUITY FUND..  1.00%      SERIES II     $147.37        --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-43

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                              UNITS
                                       CONTRACT                            OUTSTANDING
                                       CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                       -------- --------------- ---------- -----------
INVESCO V.I. MID CAP CORE EQUITY FUND.  1.10%      SERIES II     $146.38         3
INVESCO V.I. MID CAP CORE EQUITY FUND.  1.20%      SERIES II     $145.39        45
INVESCO V.I. MID CAP CORE EQUITY FUND.  1.20%      SERIES II     $159.95         5
INVESCO V.I. MID CAP CORE EQUITY FUND.  1.25%      SERIES II     $159.44        10
INVESCO V.I. MID CAP CORE EQUITY FUND.  1.34%      SERIES II     $158.52        49
INVESCO V.I. MID CAP CORE EQUITY FUND.  1.45%      SERIES II     $126.91        --

INVESCO V.I. SMALL CAP EQUITY FUND....  0.50%      SERIES II     $175.78        --
INVESCO V.I. SMALL CAP EQUITY FUND....  0.70%      SERIES II     $198.29        --
INVESCO V.I. SMALL CAP EQUITY FUND....  0.90%      SERIES II     $171.10         1
INVESCO V.I. SMALL CAP EQUITY FUND....  0.90%      SERIES II     $195.78         1
INVESCO V.I. SMALL CAP EQUITY FUND....  0.95%      SERIES II     $195.16         1
INVESCO V.I. SMALL CAP EQUITY FUND....  1.00%      SERIES II     $169.96        --
INVESCO V.I. SMALL CAP EQUITY FUND....  1.10%      SERIES II     $168.81         1
INVESCO V.I. SMALL CAP EQUITY FUND....  1.20%      SERIES II     $167.67        23
INVESCO V.I. SMALL CAP EQUITY FUND....  1.20%      SERIES II     $192.06         1
INVESCO V.I. SMALL CAP EQUITY FUND....  1.25%      SERIES II     $191.45         4
INVESCO V.I. SMALL CAP EQUITY FUND....  1.34%      SERIES II     $190.35        21

IVY VIP ENERGY........................  0.40%    COMMON SHARES   $118.18         7
IVY VIP ENERGY........................  0.50%    COMMON SHARES   $122.14         5
IVY VIP ENERGY........................  0.70%    COMMON SHARES   $120.50        --
IVY VIP ENERGY........................  0.70%    COMMON SHARES   $136.26        --
IVY VIP ENERGY........................  0.80%    COMMON SHARES   $119.69        --
IVY VIP ENERGY........................  0.90%    COMMON SHARES   $118.89         4
IVY VIP ENERGY........................  0.90%    COMMON SHARES   $134.53        14
IVY VIP ENERGY........................  0.95%    COMMON SHARES   $134.10         7
IVY VIP ENERGY........................  1.00%    COMMON SHARES   $118.09         1
IVY VIP ENERGY........................  1.10%    COMMON SHARES   $117.29        10
IVY VIP ENERGY........................  1.20%    COMMON SHARES   $116.50       178
IVY VIP ENERGY........................  1.20%    COMMON SHARES   $131.97        21
IVY VIP ENERGY........................  1.25%    COMMON SHARES   $131.55        27
IVY VIP ENERGY........................  1.34%    COMMON SHARES   $130.79       209
IVY VIP ENERGY........................  1.45%    COMMON SHARES   $ 97.97        --

IVY VIP HIGH INCOME...................  0.50%    COMMON SHARES   $157.89        16
IVY VIP HIGH INCOME...................  0.70%    COMMON SHARES   $155.89         2
IVY VIP HIGH INCOME...................  0.80%    COMMON SHARES   $154.90        --
IVY VIP HIGH INCOME...................  0.90%    COMMON SHARES   $153.92        78
IVY VIP HIGH INCOME...................  0.95%    COMMON SHARES   $153.43        37
IVY VIP HIGH INCOME...................  1.00%    COMMON SHARES   $152.94         3
IVY VIP HIGH INCOME...................  1.10%    COMMON SHARES   $151.97        29
IVY VIP HIGH INCOME...................  1.20%    COMMON SHARES   $151.00       500
IVY VIP HIGH INCOME...................  1.25%    COMMON SHARES   $150.51       201
IVY VIP HIGH INCOME...................  1.34%    COMMON SHARES   $149.65       427
IVY VIP HIGH INCOME...................  1.45%    COMMON SHARES   $132.53        --

IVY VIP MID CAP GROWTH................  0.50%    COMMON SHARES   $139.94         1
IVY VIP MID CAP GROWTH................  0.70%    COMMON SHARES   $138.36         2
IVY VIP MID CAP GROWTH................  0.80%    COMMON SHARES   $137.58        --
IVY VIP MID CAP GROWTH................  0.90%    COMMON SHARES   $136.80        33
IVY VIP MID CAP GROWTH................  0.95%    COMMON SHARES   $136.41         8
IVY VIP MID CAP GROWTH................  1.00%    COMMON SHARES   $136.03         1
IVY VIP MID CAP GROWTH................  1.10%    COMMON SHARES   $135.25         8

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-44

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                            UNITS
                                                     CONTRACT                            OUTSTANDING
                                                     CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                     -------- --------------- ---------- -----------
IVY VIP MID CAP GROWTH..............................  1.20%   COMMON SHARES    $134.48       282
IVY VIP MID CAP GROWTH..............................  1.25%   COMMON SHARES    $134.10        58
IVY VIP MID CAP GROWTH..............................  1.34%   COMMON SHARES    $133.41       384
IVY VIP MID CAP GROWTH..............................  1.45%   COMMON SHARES    $132.58        --

IVY VIP SMALL CAP GROWTH............................  0.50%   COMMON SHARES    $157.62         1
IVY VIP SMALL CAP GROWTH............................  0.70%   COMMON SHARES    $123.16         1
IVY VIP SMALL CAP GROWTH............................  0.80%   COMMON SHARES    $154.46        --
IVY VIP SMALL CAP GROWTH............................  0.90%   COMMON SHARES    $121.77         2
IVY VIP SMALL CAP GROWTH............................  0.90%   COMMON SHARES    $153.43         1
IVY VIP SMALL CAP GROWTH............................  0.95%   COMMON SHARES    $121.42         3
IVY VIP SMALL CAP GROWTH............................  1.00%   COMMON SHARES    $152.40        --
IVY VIP SMALL CAP GROWTH............................  1.10%   COMMON SHARES    $151.37         2
IVY VIP SMALL CAP GROWTH............................  1.20%   COMMON SHARES    $119.70         2
IVY VIP SMALL CAP GROWTH............................  1.20%   COMMON SHARES    $150.34        54
IVY VIP SMALL CAP GROWTH............................  1.25%   COMMON SHARES    $119.36        13
IVY VIP SMALL CAP GROWTH............................  1.34%   COMMON SHARES    $118.75        70

LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.  0.50%   SERVICE SHARES   $100.38        26
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.  0.70%   SERVICE SHARES   $ 99.11         6
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.  0.80%   SERVICE SHARES   $ 98.48        --
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.  0.90%   SERVICE SHARES   $ 97.85        80
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.  0.95%   SERVICE SHARES   $ 97.54        28
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.  1.00%   SERVICE SHARES   $ 97.23         5
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.  1.10%   SERVICE SHARES   $ 96.61        32
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.  1.20%   SERVICE SHARES   $ 95.99       744
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.  1.25%   SERVICE SHARES   $ 95.69        62
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.  1.34%   SERVICE SHARES   $ 95.14       749
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.  1.45%   SERVICE SHARES   $ 84.72        --

MFS(R) INTERNATIONAL VALUE PORTFOLIO................  0.00%   SERVICE CLASS    $105.41         1
MFS(R) INTERNATIONAL VALUE PORTFOLIO................  0.50%   SERVICE CLASS    $167.68        29
MFS(R) INTERNATIONAL VALUE PORTFOLIO................  0.70%   SERVICE CLASS    $165.44        --
MFS(R) INTERNATIONAL VALUE PORTFOLIO................  0.70%   SERVICE CLASS    $173.30         5
MFS(R) INTERNATIONAL VALUE PORTFOLIO................  0.80%   SERVICE CLASS    $164.33        --
MFS(R) INTERNATIONAL VALUE PORTFOLIO................  0.90%   SERVICE CLASS    $163.23        19
MFS(R) INTERNATIONAL VALUE PORTFOLIO................  0.90%   SERVICE CLASS    $171.11        58
MFS(R) INTERNATIONAL VALUE PORTFOLIO................  0.95%   SERVICE CLASS    $170.57        24
MFS(R) INTERNATIONAL VALUE PORTFOLIO................  1.00%   SERVICE CLASS    $162.13         4
MFS(R) INTERNATIONAL VALUE PORTFOLIO................  1.10%   SERVICE CLASS    $161.04        18
MFS(R) INTERNATIONAL VALUE PORTFOLIO................  1.20%   SERVICE CLASS    $159.95       782
MFS(R) INTERNATIONAL VALUE PORTFOLIO................  1.20%   SERVICE CLASS    $167.86        17
MFS(R) INTERNATIONAL VALUE PORTFOLIO................  1.25%   SERVICE CLASS    $167.32        77
MFS(R) INTERNATIONAL VALUE PORTFOLIO................  1.34%   SERVICE CLASS    $166.36       774
MFS(R) INTERNATIONAL VALUE PORTFOLIO................  1.45%   SERVICE CLASS    $140.10        --

MFS(R) INVESTORS TRUST SERIES.......................  0.50%   SERVICE CLASS    $181.90        --
MFS(R) INVESTORS TRUST SERIES.......................  0.70%   SERVICE CLASS    $202.09        --
MFS(R) INVESTORS TRUST SERIES.......................  0.90%   SERVICE CLASS    $177.06         1
MFS(R) INVESTORS TRUST SERIES.......................  0.90%   SERVICE CLASS    $199.53         2
MFS(R) INVESTORS TRUST SERIES.......................  0.95%   SERVICE CLASS    $198.89         2
MFS(R) INVESTORS TRUST SERIES.......................  1.00%   SERVICE CLASS    $175.87        --
MFS(R) INVESTORS TRUST SERIES.......................  1.10%   SERVICE CLASS    $174.68         1
MFS(R) INVESTORS TRUST SERIES.......................  1.20%   SERVICE CLASS    $173.50        31

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-45

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                              UNITS
                                                       CONTRACT                            OUTSTANDING
                                                       CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                       -------- --------------- ---------- -----------
MFS(R) INVESTORS TRUST SERIES.........................  1.20%    SERVICE CLASS   $195.74          2
MFS(R) INVESTORS TRUST SERIES.........................  1.25%    SERVICE CLASS   $195.11          6
MFS(R) INVESTORS TRUST SERIES.........................  1.34%    SERVICE CLASS   $193.99         27

MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO.  0.50%    SERVICE CLASS   $206.42          1
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO.  0.70%    SERVICE CLASS   $203.81         --
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO.  0.80%    SERVICE CLASS   $202.52         --
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO.  0.90%    SERVICE CLASS   $201.23          4
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO.  0.95%    SERVICE CLASS   $200.59         --
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO.  1.00%    SERVICE CLASS   $199.95         --
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO.  1.10%    SERVICE CLASS   $198.68          1
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO.  1.20%    SERVICE CLASS   $197.41         33
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO.  1.25%    SERVICE CLASS   $196.78          3
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO.  1.34%    SERVICE CLASS   $195.65         27

MFS(R) TECHNOLOGY PORTFOLIO...........................  0.50%    SERVICE CLASS   $238.34          4
MFS(R) TECHNOLOGY PORTFOLIO...........................  0.70%    SERVICE CLASS   $235.32          1
MFS(R) TECHNOLOGY PORTFOLIO...........................  0.80%    SERVICE CLASS   $233.82         --
MFS(R) TECHNOLOGY PORTFOLIO...........................  0.90%    SERVICE CLASS   $232.34         11
MFS(R) TECHNOLOGY PORTFOLIO...........................  0.95%    SERVICE CLASS   $231.60          5
MFS(R) TECHNOLOGY PORTFOLIO...........................  1.00%    SERVICE CLASS   $230.86         --
MFS(R) TECHNOLOGY PORTFOLIO...........................  1.10%    SERVICE CLASS   $229.39          6
MFS(R) TECHNOLOGY PORTFOLIO...........................  1.20%    SERVICE CLASS   $227.92        122
MFS(R) TECHNOLOGY PORTFOLIO...........................  1.25%    SERVICE CLASS   $227.20         23
MFS(R) TECHNOLOGY PORTFOLIO...........................  1.34%    SERVICE CLASS   $225.89        157
MFS(R) TECHNOLOGY PORTFOLIO...........................  1.45%    SERVICE CLASS   $175.04         --

MFS(R) UTILITIES SERIES...............................  0.40%    SERVICE CLASS   $131.36          7
MFS(R) UTILITIES SERIES...............................  0.50%    SERVICE CLASS   $166.65          1
MFS(R) UTILITIES SERIES...............................  0.70%    SERVICE CLASS   $164.54          1
MFS(R) UTILITIES SERIES...............................  0.80%    SERVICE CLASS   $163.50         --
MFS(R) UTILITIES SERIES...............................  0.90%    SERVICE CLASS   $162.46         29
MFS(R) UTILITIES SERIES...............................  0.95%    SERVICE CLASS   $161.94          8
MFS(R) UTILITIES SERIES...............................  1.00%    SERVICE CLASS   $161.43         --
MFS(R) UTILITIES SERIES...............................  1.10%    SERVICE CLASS   $160.40         10
MFS(R) UTILITIES SERIES...............................  1.20%    SERVICE CLASS   $159.37        220
MFS(R) UTILITIES SERIES...............................  1.25%    SERVICE CLASS   $158.86         74
MFS(R) UTILITIES SERIES...............................  1.34%    SERVICE CLASS   $157.95        260
MFS(R) UTILITIES SERIES...............................  1.45%    SERVICE CLASS   $128.04         --

MULTIMANAGER AGGRESSIVE EQUITY........................  0.70%          A         $137.60          8
MULTIMANAGER AGGRESSIVE EQUITY........................  0.90%          A         $167.39         16
MULTIMANAGER AGGRESSIVE EQUITY........................  0.90%          A         $167.41          2
MULTIMANAGER AGGRESSIVE EQUITY+.......................  0.90%          A         $168.38         16
MULTIMANAGER AGGRESSIVE EQUITY........................  1.20%          A         $143.80         12
MULTIMANAGER AGGRESSIVE EQUITY+.......................  1.34%          A         $125.61      3,425
MULTIMANAGER AGGRESSIVE EQUITY........................  1.35%          A         $210.01        441
MULTIMANAGER AGGRESSIVE EQUITY........................  1.35%          A         $221.11         10
MULTIMANAGER AGGRESSIVE EQUITY........................  1.45%          A         $115.17          3
MULTIMANAGER AGGRESSIVE EQUITY........................  0.50%          B         $127.29          1
MULTIMANAGER AGGRESSIVE EQUITY+.......................  0.90%          B         $103.63          8
MULTIMANAGER AGGRESSIVE EQUITY........................  0.90%          B         $123.74         15
MULTIMANAGER AGGRESSIVE EQUITY........................  0.95%          B         $129.39         39
MULTIMANAGER AGGRESSIVE EQUITY........................  1.00%          B         $243.00         --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-46

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                       UNITS
                                CONTRACT                            OUTSTANDING
                                CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                -------- --------------- ---------- -----------
MULTIMANAGER AGGRESSIVE EQUITY.  1.10%          B         $126.04         6
MULTIMANAGER AGGRESSIVE EQUITY.  1.20%          B         $116.64        97
MULTIMANAGER AGGRESSIVE EQUITY.  1.25%          B         $133.78        11
MULTIMANAGER AGGRESSIVE EQUITY.  1.30%          B         $154.63         2

MULTIMANAGER CORE BOND.........  0.40%          B         $104.09         3
MULTIMANAGER CORE BOND.........  0.50%          B         $166.18         7
MULTIMANAGER CORE BOND.........  0.70%          B         $161.23         2
MULTIMANAGER CORE BOND.........  0.80%          B         $126.44        --
MULTIMANAGER CORE BOND.........  0.90%          B         $156.43        19
MULTIMANAGER CORE BOND.........  0.95%          B         $155.26        74
MULTIMANAGER CORE BOND.........  1.00%          B         $154.09         1
MULTIMANAGER CORE BOND.........  1.10%          B         $151.77        36
MULTIMANAGER CORE BOND.........  1.20%          B         $149.48       211
MULTIMANAGER CORE BOND.........  1.25%          B         $130.01        81
MULTIMANAGER CORE BOND.........  1.30%          B         $128.49         4
MULTIMANAGER CORE BOND.........  1.34%          B         $146.34       355
MULTIMANAGER CORE BOND.........  1.35%          B         $146.11         1
MULTIMANAGER CORE BOND.........  1.45%          B         $143.91        --

MULTIMANAGER MID CAP GROWTH....  0.50%          B         $202.57        --
MULTIMANAGER MID CAP GROWTH....  0.70%          B         $196.54         1
MULTIMANAGER MID CAP GROWTH....  0.80%          B         $313.83        --
MULTIMANAGER MID CAP GROWTH....  0.90%          B         $190.69        11
MULTIMANAGER MID CAP GROWTH....  0.95%          B         $189.25        21
MULTIMANAGER MID CAP GROWTH....  1.00%          B         $187.83        --
MULTIMANAGER MID CAP GROWTH....  1.10%          B         $185.00         3
MULTIMANAGER MID CAP GROWTH....  1.20%          B         $182.21        30
MULTIMANAGER MID CAP GROWTH....  1.25%          B         $146.20        10
MULTIMANAGER MID CAP GROWTH....  1.30%          B         $169.36         1
MULTIMANAGER MID CAP GROWTH....  1.34%          B         $178.38       303
MULTIMANAGER MID CAP GROWTH....  1.34%          B         $266.77         6
MULTIMANAGER MID CAP GROWTH....  1.35%          B         $178.10        --
MULTIMANAGER MID CAP GROWTH....  1.45%          B         $175.41        --

MULTIMANAGER MID CAP VALUE.....  0.40%          B         $167.95         1
MULTIMANAGER MID CAP VALUE.....  0.50%          B         $255.35        --
MULTIMANAGER MID CAP VALUE.....  0.70%          B         $247.75        --
MULTIMANAGER MID CAP VALUE.....  0.80%          B         $321.03        --
MULTIMANAGER MID CAP VALUE.....  0.90%          B         $240.37        10
MULTIMANAGER MID CAP VALUE.....  0.95%          B         $238.56        16
MULTIMANAGER MID CAP VALUE.....  1.10%          B         $233.20         4
MULTIMANAGER MID CAP VALUE.....  1.20%          B         $229.68        23
MULTIMANAGER MID CAP VALUE.....  1.25%          B         $145.65         8
MULTIMANAGER MID CAP VALUE.....  1.30%          B         $167.06         1
MULTIMANAGER MID CAP VALUE.....  1.34%          B         $224.86       187
MULTIMANAGER MID CAP VALUE.....  1.34%          B         $286.33         4
MULTIMANAGER MID CAP VALUE.....  1.35%          B         $224.51        --
MULTIMANAGER MID CAP VALUE.....  1.45%          B         $221.12        --

MULTIMANAGER TECHNOLOGY........  0.50%          B         $236.30         1
MULTIMANAGER TECHNOLOGY........  0.70%          B         $229.26         1
MULTIMANAGER TECHNOLOGY........  0.70%          B         $260.13        --
MULTIMANAGER TECHNOLOGY........  0.80%          B         $350.26        --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-47

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                        UNITS
                                                 CONTRACT                            OUTSTANDING
                                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                 -------- --------------- ---------- -----------
MULTIMANAGER TECHNOLOGY.........................  0.90%          B         $222.44        15
MULTIMANAGER TECHNOLOGY.........................  0.95%          B         $220.76        24
MULTIMANAGER TECHNOLOGY.........................  1.00%          B         $219.10        --
MULTIMANAGER TECHNOLOGY.........................  1.10%          B         $215.81         9
MULTIMANAGER TECHNOLOGY.........................  1.20%          B         $212.55       115
MULTIMANAGER TECHNOLOGY.........................  1.25%          B         $176.10        19
MULTIMANAGER TECHNOLOGY.........................  1.30%          B         $206.53         2
MULTIMANAGER TECHNOLOGY.........................  1.34%          B         $208.08       498
MULTIMANAGER TECHNOLOGY.........................  1.34%          B         $323.06         4
MULTIMANAGER TECHNOLOGY.........................  1.35%          B         $207.76         1
MULTIMANAGER TECHNOLOGY.........................  1.45%          B         $204.62        --

OPPENHEIMER MAIN STREET FUND(R)/VA..............  0.50%    SERVICE CLASS   $200.86         4
OPPENHEIMER MAIN STREET FUND(R)/VA..............  0.80%    SERVICE CLASS   $196.84        --
OPPENHEIMER MAIN STREET FUND(R)/VA..............  0.90%    SERVICE CLASS   $195.52        --
OPPENHEIMER MAIN STREET FUND(R)/VA..............  1.10%    SERVICE CLASS   $192.90        --
OPPENHEIMER MAIN STREET FUND(R)/VA..............  1.20%    SERVICE CLASS   $191.59        17

PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.  0.00%    ADVISOR CLASS   $ 98.89        --
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.  0.50%    ADVISOR CLASS   $ 69.09         1
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.  0.90%    ADVISOR CLASS   $ 67.25         2
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.  1.00%    ADVISOR CLASS   $ 66.80        --
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.  1.10%    ADVISOR CLASS   $ 66.35         2
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.  1.20%    ADVISOR CLASS   $ 65.90       101

TARGET 2015 ALLOCATION..........................  0.40%          B         $123.50        --
TARGET 2015 ALLOCATION..........................  0.50%          B         $134.50         7
TARGET 2015 ALLOCATION..........................  0.70%          B         $131.74        --
TARGET 2015 ALLOCATION..........................  0.90%          B         $129.03        17
TARGET 2015 ALLOCATION..........................  0.95%          B         $128.36         3
TARGET 2015 ALLOCATION..........................  1.10%          B         $126.37         3
TARGET 2015 ALLOCATION..........................  1.20%          B         $125.06        30
TARGET 2015 ALLOCATION..........................  1.25%          B         $107.80        20
TARGET 2015 ALLOCATION..........................  1.34%          B         $123.24       100

TARGET 2025 ALLOCATION..........................  0.40%          B         $132.80        --
TARGET 2025 ALLOCATION..........................  0.50%          B         $141.76        10
TARGET 2025 ALLOCATION..........................  0.70%          B         $138.85         3
TARGET 2025 ALLOCATION..........................  0.90%          B         $135.99        36
TARGET 2025 ALLOCATION..........................  0.95%          B         $135.29         8
TARGET 2025 ALLOCATION..........................  1.00%          B         $134.59        --
TARGET 2025 ALLOCATION..........................  1.10%          B         $133.19        15
TARGET 2025 ALLOCATION..........................  1.20%          B         $131.80       111
TARGET 2025 ALLOCATION..........................  1.25%          B         $111.76        25
TARGET 2025 ALLOCATION..........................  1.34%          B         $129.89       253
TARGET 2025 ALLOCATION..........................  1.35%          B         $129.76        --
TARGET 2025 ALLOCATION..........................  1.45%          B         $128.41        --

TARGET 2035 ALLOCATION..........................  0.40%          B         $138.06         1
TARGET 2035 ALLOCATION..........................  0.50%          B         $145.54        10
TARGET 2035 ALLOCATION..........................  0.70%          B         $142.55         1
TARGET 2035 ALLOCATION..........................  0.90%          B         $139.61        26
TARGET 2035 ALLOCATION..........................  0.95%          B         $138.89         4
TARGET 2035 ALLOCATION..........................  1.00%          B         $138.17        --
TARGET 2035 ALLOCATION..........................  1.10%          B         $136.74         9

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-48

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)

DECEMBER 31, 2016

                                                                           UNITS
                                    CONTRACT                            OUTSTANDING
                                    CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                    -------- --------------- ---------- -----------
TARGET 2035 ALLOCATION.............  1.20%         B          $135.31       138
TARGET 2035 ALLOCATION.............  1.25%         B          $112.95        11
TARGET 2035 ALLOCATION.............  1.34%         B          $133.35       250
TARGET 2035 ALLOCATION.............  1.35%         B          $133.21        --
TARGET 2035 ALLOCATION.............  1.45%         B          $131.83        --

TARGET 2045 ALLOCATION.............  0.40%         B          $142.86        --
TARGET 2045 ALLOCATION.............  0.50%         B          $147.26         8
TARGET 2045 ALLOCATION.............  0.70%         B          $144.23        --
TARGET 2045 ALLOCATION.............  0.80%         B          $251.17        --
TARGET 2045 ALLOCATION.............  0.90%         B          $141.26        21
TARGET 2045 ALLOCATION.............  0.95%         B          $140.53         6
TARGET 2045 ALLOCATION.............  1.00%         B          $139.80        --
TARGET 2045 ALLOCATION.............  1.10%         B          $138.35        11
TARGET 2045 ALLOCATION.............  1.20%         B          $136.91       145
TARGET 2045 ALLOCATION.............  1.25%         B          $112.46         6
TARGET 2045 ALLOCATION.............  1.34%         B          $134.93       185
TARGET 2045 ALLOCATION.............  1.35%         B          $134.78        --
TARGET 2045 ALLOCATION.............  1.45%         B          $133.38        --

TARGET 2055 ALLOCATION.............  0.50%         B          $100.19         3
TARGET 2055 ALLOCATION.............  0.70%         B          $ 99.86        --
TARGET 2055 ALLOCATION.............  0.80%         B          $ 99.69        --
TARGET 2055 ALLOCATION.............  0.90%         B          $ 99.53         2
TARGET 2055 ALLOCATION.............  1.00%         B          $ 99.37        --
TARGET 2055 ALLOCATION.............  1.10%         B          $ 99.20        --
TARGET 2055 ALLOCATION.............  1.20%         B          $ 99.04        19
TARGET 2055 ALLOCATION.............  1.34%         B          $ 98.81         8

TEMPLETON GLOBAL BOND VIP FUND.....  0.50%      CLASS 2       $118.26        12
TEMPLETON GLOBAL BOND VIP FUND.....  0.70%      CLASS 2       $116.67        --
TEMPLETON GLOBAL BOND VIP FUND.....  0.80%      CLASS 2       $115.89         1
TEMPLETON GLOBAL BOND VIP FUND.....  0.90%      CLASS 2       $115.11         6
TEMPLETON GLOBAL BOND VIP FUND.....  1.00%      CLASS 2       $114.34         1
TEMPLETON GLOBAL BOND VIP FUND.....  1.10%      CLASS 2       $113.57         3
TEMPLETON GLOBAL BOND VIP FUND.....  1.20%      CLASS 2       $112.80       479

VANECK VIP GLOBAL HARD ASSETS FUND.  0.50%   CLASS S SHARES   $ 71.01         2
VANECK VIP GLOBAL HARD ASSETS FUND.  0.70%   CLASS S SHARES   $ 70.20         1
VANECK VIP GLOBAL HARD ASSETS FUND.  0.80%   CLASS S SHARES   $ 69.81        --
VANECK VIP GLOBAL HARD ASSETS FUND.  0.90%   CLASS S SHARES   $ 69.41        21
VANECK VIP GLOBAL HARD ASSETS FUND.  0.95%   CLASS S SHARES   $ 69.21        10
VANECK VIP GLOBAL HARD ASSETS FUND.  1.00%   CLASS S SHARES   $ 69.02        --
VANECK VIP GLOBAL HARD ASSETS FUND.  1.10%   CLASS S SHARES   $ 68.63        10
VANECK VIP GLOBAL HARD ASSETS FUND.  1.20%   CLASS S SHARES   $ 68.23       106
VANECK VIP GLOBAL HARD ASSETS FUND.  1.25%   CLASS S SHARES   $ 68.04        31
VANECK VIP GLOBAL HARD ASSETS FUND.  1.34%   CLASS S SHARES   $ 67.69       199
VANECK VIP GLOBAL HARD ASSETS FUND.  1.45%   CLASS S SHARES   $ 67.27        --

-----------
The accompanying notes are an integral part of these financial statements.
* Contract charges reflect the annual mortality, expense risk, financial accounting and other expenses related to the Variable Investment Options.
** Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.
***Variable Investment Options where Units Outstanding are less than 500 or denoted by -.
+ In 2016, this Variable Investment Option exceeds the maximum expense limitation (See Note 7).
++ This Variable Investment Option is subject to a non-guaranteed fee waiver.
   If the total return on any given day is negative, the contract charges will be waived in their entirety. In 2016, the contract charges were 0.00%.

                                    FSA-49

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2016




                                                                       1290 VT SOCIALLY     ALL ASSET        ALL ASSET
                                                                         RESPONSIBLE*   AGGRESSIVE-ALT 25* GROWTH-ALT 20*
                                                                       ---------------- ------------------ --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................    $  514,808        $ 119,332        $  761,558
  Expenses:
   Asset-based charges................................................       545,299          119,316           693,653
                                                                          ----------        ---------        ----------

NET INVESTMENT INCOME (LOSS)..........................................       (30,491)              16            67,905
                                                                          ----------        ---------        ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................     2,543,641         (126,429)          147,379
   Net realized gain distribution from the Portfolios.................       872,938          111,273         1,202,300
                                                                          ----------        ---------        ----------
  Net realized gain (loss) on investments.............................     3,416,579          (15,156)        1,349,679
                                                                          ----------        ---------        ----------

  Net change in unrealized appreciation (depreciation) of investments.       178,895          890,089         3,036,626
                                                                          ----------        ---------        ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................     3,595,474          874,933         4,386,305
                                                                          ----------        ---------        ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......    $3,564,983        $ 874,949        $4,454,210
                                                                          ==========        =========        ==========

                                                                                                        AMERICAN
                                                                                                         FUNDS
                                                                         ALL ASSET       AMERICAN      INSURANCE
                                                                          MODERATE    CENTURY VP MID SERIES(R) BOND
                                                                       GROWTH-ALT 15* CAP VALUE FUND    FUND/SM/
                                                                       -------------- -------------- --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................    $114,312      $  547,729     $ 529,219
  Expenses:
   Asset-based charges................................................      83,464         398,457       359,501
                                                                          --------      ----------     ---------

NET INVESTMENT INCOME (LOSS)..........................................      30,848         149,272       169,718
                                                                          --------      ----------     ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................     (53,013)        679,961      (121,988)
   Net realized gain distribution from the Portfolios.................      57,785       1,403,288       102,926
                                                                          --------      ----------     ---------
  Net realized gain (loss) on investments.............................       4,772       2,083,249       (19,062)
                                                                          --------      ----------     ---------

  Net change in unrealized appreciation (depreciation) of investments.     429,714       4,709,886        25,161
                                                                          --------      ----------     ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................     434,486       6,793,135         6,099
                                                                          --------      ----------     ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......    $465,334      $6,942,407     $ 175,817
                                                                          ========      ==========     =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-50

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2016

                                                                         AXA 400     AXA 500    AXA 2000
                                                                         MANAGED     MANAGED     MANAGED   AXA AGGRESSIVE
                                                                       VOLATILITY* VOLATILITY* VOLATILITY*  ALLOCATION*
                                                                       ----------- ----------- ----------- --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $   84,024  $  219,318   $ 36,470    $ 5,569,278
  Expenses:
   Asset-based charges................................................    111,222     206,667     53,886      7,133,490
                                                                       ----------  ----------   --------    -----------

NET INVESTMENT INCOME (LOSS)..........................................    (27,198)     12,651    (17,416)    (1,564,212)
                                                                       ----------  ----------   --------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................    135,782     471,052      1,532      3,881,548
   Net realized gain distribution from the Portfolios.................    492,192     137,692     93,836     27,081,708
                                                                       ----------  ----------   --------    -----------
  Net realized gain (loss) on investments.............................    627,974     608,744     95,368     30,963,256
                                                                       ----------  ----------   --------    -----------

  Net change in unrealized appreciation (depreciation) of investments.  1,040,543   1,036,376    790,634     13,192,566
                                                                       ----------  ----------   --------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................  1,668,517   1,645,120    886,002     44,155,822
                                                                       ----------  ----------   --------    -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $1,641,319  $1,657,771   $868,586    $42,591,610
                                                                       ==========  ==========   ========    ===========

                                                                                        AXA
                                                                       AXA BALANCED CONSERVATIVE
                                                                        STRATEGY*   ALLOCATION*
                                                                       ------------ ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................  $1,044,056   $1,082,883
  Expenses:
   Asset-based charges................................................   1,490,490    1,386,701
                                                                        ----------   ----------

NET INVESTMENT INCOME (LOSS)..........................................    (446,434)    (303,818)
                                                                        ----------   ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................   1,017,718     (463,998)
   Net realized gain distribution from the Portfolios.................     674,129    1,461,640
                                                                        ----------   ----------
  Net realized gain (loss) on investments.............................   1,691,847      997,642
                                                                        ----------   ----------

  Net change in unrealized appreciation (depreciation) of investments.   4,228,892    1,187,936
                                                                        ----------   ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................   5,920,739    2,185,578
                                                                        ----------   ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......  $5,474,305   $1,881,760
                                                                        ==========   ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-51

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2016



                                                                       AXA CONSERVATIVE AXA CONSERVATIVE AXA CONSERVATIVE-PLUS
                                                                       GROWTH STRATEGY*    STRATEGY*          ALLOCATION*
                                                                       ---------------- ---------------- ---------------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................     $217,544         $ 77,557          $1,912,186
  Expenses:
   Asset-based charges................................................      303,380          111,687           2,486,469
                                                                           --------         --------          ----------

NET INVESTMENT INCOME (LOSS)..........................................      (85,836)         (34,130)           (574,283)
                                                                           --------         --------          ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................      109,530           24,065             (86,764)
   Net realized gain distribution from the Portfolios.................      116,136           23,854           5,415,699
                                                                           --------         --------          ----------
  Net realized gain (loss) on investments.............................      225,666           47,919           5,328,935
                                                                           --------         --------          ----------

  Net change in unrealized appreciation (depreciation) of investments.      745,206          136,485           2,210,716
                                                                           --------         --------          ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................      970,872          184,404           7,539,651
                                                                           --------         --------          ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......     $885,036         $150,274          $6,965,368
                                                                           ========         ========          ==========

                                                                                                      AXA
                                                                         AXA GLOBAL              INTERNATIONAL
                                                                       EQUITY MANAGED AXA GROWTH CORE MANAGED
                                                                        VOLATILITY*   STRATEGY*   VOLATILITY*
                                                                       -------------- ---------- -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................  $ 3,203,226    $12,403    $   436,287
  Expenses:
   Asset-based charges................................................    4,494,857     15,058      1,924,597
                                                                        -----------    -------    -----------

NET INVESTMENT INCOME (LOSS)..........................................   (1,291,631)    (2,655)    (1,488,310)
                                                                        -----------    -------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................   13,744,853      7,507       (584,581)
   Net realized gain distribution from the Portfolios.................           --     10,237             --
                                                                        -----------    -------    -----------
  Net realized gain (loss) on investments.............................   13,744,853     17,744       (584,581)
                                                                        -----------    -------    -----------

  Net change in unrealized appreciation (depreciation) of investments.   (1,660,315)    73,396        323,376
                                                                        -----------    -------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................   12,084,538     91,140       (261,205)
                                                                        -----------    -------    -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......  $10,792,907    $88,485    $(1,749,515)
                                                                        ===========    =======    ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-52

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2016

                                                                            AXA           AXA                    AXA LARGE CAP
                                                                       INTERNATIONAL INTERNATIONAL AXA LARGE CAP    GROWTH
                                                                          MANAGED    VALUE MANAGED CORE MANAGED     MANAGED
                                                                        VOLATILITY*   VOLATILITY*   VOLATILITY*   VOLATILITY*
                                                                       ------------- ------------- ------------- -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................   $ 107,748    $   800,807   $  317,405   $  3,542,411
  Expenses:
   Asset-based charges................................................     104,412      2,178,063      369,257      8,211,583
                                                                         ---------    -----------   ----------   ------------

NET INVESTMENT INCOME (LOSS)..........................................       3,336     (1,377,256)     (51,852)    (4,669,172)
                                                                         ---------    -----------   ----------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................    (214,005)       709,169    1,108,166     38,166,927
   Net realized gain distribution from the Portfolios.................          --             --      273,959     21,431,931
                                                                         ---------    -----------   ----------   ------------
  Net realized gain (loss) on investments.............................    (214,005)       709,169    1,382,125     59,598,858
                                                                         ---------    -----------   ----------   ------------

  Net change in unrealized appreciation (depreciation) of investments.     115,167       (455,370)   1,001,646    (29,629,929)
                                                                         ---------    -----------   ----------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................     (98,838)       253,799    2,383,771     29,968,929
                                                                         ---------    -----------   ----------   ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......   $ (95,502)   $(1,123,457)  $2,331,919   $ 25,299,757
                                                                         =========    ===========   ==========   ============

                                                                       AXA LARGE CAP  AXA MID CAP
                                                                       VALUE MANAGED VALUE MANAGED
                                                                        VOLATILITY*   VOLATILITY*
                                                                       ------------- -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $ 13,605,262   $ 5,792,994
  Expenses:
   Asset-based charges................................................   10,539,564     6,177,668
                                                                       ------------   -----------

NET INVESTMENT INCOME (LOSS)..........................................    3,065,698      (384,674)
                                                                       ------------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................   53,651,584    38,544,864
   Net realized gain distribution from the Portfolios.................           --            --
                                                                       ------------   -----------
  Net realized gain (loss) on investments.............................   53,651,584    38,544,864
                                                                       ------------   -----------

  Net change in unrealized appreciation (depreciation) of investments.   49,271,611    33,644,027
                                                                       ------------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................  102,923,195    72,188,891
                                                                       ------------   -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $105,988,893   $71,804,217
                                                                       ============   ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-53

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2016


                                                                                    AXA MODERATE AXA MODERATE-
                                                                       AXA MODERATE    GROWTH        PLUS      AXA SMARTBETA
                                                                       ALLOCATION*   STRATEGY*    ALLOCATION*     EQUITY*
                                                                       ------------ ------------ ------------- -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $14,378,075   $  438,619   $ 9,510,205     $4,717
  Expenses:
   Asset-based charges................................................  20,328,446      526,232    13,118,169      2,616
   Less: Reduction for expense limitation.............................  (5,948,275)          --            --         --
                                                                       -----------   ----------   -----------     ------
   Net Expenses.......................................................  14,380,171      526,232    13,118,169      2,616
                                                                       -----------   ----------   -----------     ------

NET INVESTMENT INCOME (LOSS)..........................................      (2,096)     (87,613)   (3,607,964)     2,101
                                                                       -----------   ----------   -----------     ------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................  (7,967,522)     124,187     7,896,990      1,068
   Net realized gain distribution from the Portfolios.................  50,524,320      312,398    45,182,122          5
                                                                       -----------   ----------   -----------     ------

  Net realized gain (loss) on investments.............................  42,556,798      436,585    53,079,112      1,073
                                                                       -----------   ----------   -----------     ------

  Net change in unrealized appreciation (depreciation) of investments.  26,995,642    2,301,245    11,870,277      6,681
                                                                       -----------   ----------   -----------     ------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................  69,552,440    2,737,830    64,949,389      7,754
                                                                       -----------   ----------   -----------     ------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $69,550,344   $2,650,217   $61,341,425     $9,855
                                                                       ===========   ==========   ===========     ======

                                                                         AXA/AB
                                                                        DYNAMIC
                                                                        MODERATE  AXA/AB SMALL
                                                                        GROWTH*   CAP GROWTH*
                                                                       ---------  ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $  63,608  $ 1,166,518
  Expenses:
   Asset-based charges................................................   187,361    4,178,712
   Less: Reduction for expense limitation.............................        --           --
                                                                       ---------  -----------
   Net Expenses.......................................................   187,361    4,178,712
                                                                       ---------  -----------

NET INVESTMENT INCOME (LOSS)..........................................  (123,753)  (3,012,194)
                                                                       ---------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................   (26,846)     270,618
   Net realized gain distribution from the Portfolios.................   231,712   22,265,667
                                                                       ---------  -----------

  Net realized gain (loss) on investments.............................   204,866   22,536,285
                                                                       ---------  -----------

  Net change in unrealized appreciation (depreciation) of investments.   332,586   15,611,951
                                                                       ---------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................   537,452   38,148,236
                                                                       ---------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $ 413,699  $35,136,042
                                                                       =========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-54

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2016

                                                                                                                   AXA/FRANKLIN
                                                                                       AXA/DOUBLELINE AXA/FRANKLIN  SMALL CAP
                                                                       AXA/CLEARBRIDGE OPPORTUNISTIC    BALANCED      VALUE
                                                                          LARGE CAP      CORE PLUS      MANAGED      MANAGED
                                                                           GROWTH*         BOND*      VOLATILITY*  VOLATILITY*
                                                                       --------------- -------------- ------------ ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................   $        --      $ 65,922     $2,173,122   $   64,036
  Expenses:
   Asset-based charges................................................     2,066,789        17,890      1,106,428      213,746
                                                                         -----------      --------     ----------   ----------

NET INVESTMENT INCOME (LOSS)..........................................    (2,066,789)       48,032      1,066,694     (149,710)
                                                                         -----------      --------     ----------   ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................    (5,770,313)        2,454      2,655,769    1,091,158
   Net realized gain distribution from the Portfolios.................       751,784            --             --           --
                                                                         -----------      --------     ----------   ----------
  Net realized gain (loss) on investments.............................    (5,018,529)        2,454      2,655,769    1,091,158
                                                                         -----------      --------     ----------   ----------

  Net change in unrealized appreciation (depreciation) of investments.     5,808,882       (28,132)     3,818,072    2,756,567
                                                                         -----------      --------     ----------   ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................       790,353       (25,678)     6,473,841    3,847,725
                                                                         -----------      --------     ----------   ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......   $(1,276,436)     $ 22,354     $7,540,535   $3,698,015
                                                                         ===========      ========     ==========   ==========

                                                                       AXA/FRANKLIN
                                                                        TEMPLETON
                                                                        ALLOCATION  AXA/HORIZON
                                                                         MANAGED     SMALL CAP
                                                                       VOLATILITY*    VALUE*
                                                                       ------------ -----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................  $1,106,645    $ 4,888
  Expenses:
   Asset-based charges................................................     857,546        977
                                                                        ----------    -------

NET INVESTMENT INCOME (LOSS)..........................................     249,099      3,911
                                                                        ----------    -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................   2,831,718         10
   Net realized gain distribution from the Portfolios.................     497,948     15,062
                                                                        ----------    -------
  Net realized gain (loss) on investments.............................   3,329,666     15,072
                                                                        ----------    -------

  Net change in unrealized appreciation (depreciation) of investments.   1,705,534     19,517
                                                                        ----------    -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................   5,035,200     34,589
                                                                        ----------    -------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......  $5,284,299    $38,500
                                                                        ==========    =======

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-55

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2016

                                                                                                      AXA/MUTUAL
                                                                                                      LARGE CAP    AXA/PACIFIC
                                                                         AXA/JANUS     AXA/LOOMIS   EQUITY MANAGED GLOBAL SMALL
                                                                        ENTERPRISE*  SAYLES GROWTH*  VOLATILITY*    CAP VALUE*
                                                                       ------------  -------------- -------------- ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $         --    $  188,141     $  566,949     $ 2,097
  Expenses:
   Asset-based charges................................................    3,132,510       649,334        331,157       1,781
                                                                       ------------    ----------     ----------     -------

NET INVESTMENT INCOME (LOSS)..........................................   (3,132,510)     (461,193)       235,792         316
                                                                       ------------    ----------     ----------     -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................   (1,578,437)     (495,710)     1,508,455      (4,776)
   Net realized gain distribution from the Portfolios.................      115,271     1,257,708             --          --
                                                                       ------------    ----------     ----------     -------
  Net realized gain (loss) on investments.............................   (1,463,166)      761,998      1,508,455      (4,776)
                                                                       ------------    ----------     ----------     -------

  Net change in unrealized appreciation (depreciation) of investments.   (9,818,837)    2,268,691      1,119,115      75,111
                                                                       ------------    ----------     ----------     -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................  (11,282,003)    3,030,689      2,627,570      70,335
                                                                       ------------    ----------     ----------     -------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $(14,414,513)   $2,569,496     $2,863,362     $70,651
                                                                       ============    ==========     ==========     =======

                                                                       AXA/TEMPLETON
                                                                       GLOBAL EQUITY  CHARTER/SM/
                                                                          MANAGED    INTERNATIONAL
                                                                        VOLATILITY*    MODERATE*
                                                                       ------------- -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................  $  294,044      $1,279
  Expenses:
   Asset-based charges................................................     538,078         303
                                                                        ----------      ------

NET INVESTMENT INCOME (LOSS)..........................................    (244,034)        976
                                                                        ----------      ------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................   1,766,506           2
   Net realized gain distribution from the Portfolios.................          --          --
                                                                        ----------      ------
  Net realized gain (loss) on investments.............................   1,766,506           2
                                                                        ----------      ------

  Net change in unrealized appreciation (depreciation) of investments.     108,094         113
                                                                        ----------      ------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................   1,874,600         115
                                                                        ----------      ------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......  $1,630,566      $1,091
                                                                        ==========      ======

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-56

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2016

                                                                       CHARTER/SM/               CHARTER/SM/ CHARTER/SM/
                                                                       MULTI-SECTOR CHARTER/SM/  SMALL CAP    SMALL CAP
                                                                          BOND*     REAL ASSETS*  GROWTH*       VALUE*
                                                                       ------------ ------------ ----------  -----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $ 1,772,152    $ 3,199    $       --  $ 1,406,763
  Expenses:
   Asset-based charges................................................   1,140,454      1,165       505,261    1,339,331
   Less: Reduction for expense limitation.............................          --         --          (220)      (1,156)
                                                                       -----------    -------    ----------  -----------
   Net Expenses.......................................................   1,140,454      1,165       505,041    1,338,175
                                                                       -----------    -------    ----------  -----------

NET INVESTMENT INCOME (LOSS)..........................................     631,698      2,034      (505,041)      68,588
                                                                       -----------    -------    ----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................  (1,564,937)     3,636     2,033,651    4,799,198
   Net realized gain distribution from the Portfolios.................          --         --       729,103           --
                                                                       -----------    -------    ----------  -----------
  Net realized gain (loss) on investments.............................  (1,564,937)     3,636     2,762,754    4,799,198
                                                                       -----------    -------    ----------  -----------

  Net change in unrealized appreciation (depreciation) of investments.   2,469,760     (1,205)      723,263   17,950,301
                                                                       -----------    -------    ----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................     904,823      2,431     3,486,017   22,749,499
                                                                       -----------    -------    ----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $ 1,536,521    $ 4,465    $2,980,976  $22,818,087
                                                                       ===========    =======    ==========  ===========

                                                                       EQ/BLACKROCK    EQ/BOSTON
                                                                       BASIC VALUE  ADVISORS EQUITY
                                                                         EQUITY*        INCOME*
                                                                       ------------ ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $ 10,472,648   $ 2,008,429
  Expenses:
   Asset-based charges................................................    8,632,418     1,253,000
   Less: Reduction for expense limitation.............................           --            --
                                                                       ------------   -----------
   Net Expenses.......................................................    8,632,418     1,253,000
                                                                       ------------   -----------

NET INVESTMENT INCOME (LOSS)..........................................    1,840,230       755,429
                                                                       ------------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................   38,634,294     1,047,370
   Net realized gain distribution from the Portfolios.................           --    10,906,657
                                                                       ------------   -----------
  Net realized gain (loss) on investments.............................   38,634,294    11,954,027
                                                                       ------------   -----------

  Net change in unrealized appreciation (depreciation) of investments.   67,078,776    (1,395,672)
                                                                       ------------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................  105,713,070    10,558,355
                                                                       ------------   -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $107,553,300   $11,313,784
                                                                       ============   ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-57

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2016

                                                                        EQ/CAPITAL                              EQ/EMERGING
                                                                         GUARDIAN    EQ/COMMON    EQ/CORE BOND MARKETS EQUITY
                                                                        RESEARCH*   STOCK INDEX*     INDEX*        PLUS*
                                                                       -----------  ------------  ------------ --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $ 1,660,092  $ 33,076,925   $1,739,326    $  44,698
  Expenses:
   Asset-based charges................................................   2,460,383    30,490,096    1,423,873       61,100
   Less: Reduction for expense limitation.............................          --    (5,742,102)          --           --
                                                                       -----------  ------------   ----------    ---------
   Net Expenses.......................................................   2,460,383    24,747,994    1,423,873       61,100
                                                                       -----------  ------------   ----------    ---------

NET INVESTMENT INCOME (LOSS)..........................................    (800,291)    8,328,931      315,453      (16,402)
                                                                       -----------  ------------   ----------    ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................  13,814,289   102,074,741      380,375     (414,549)
   Net realized gain distribution from the Portfolios.................          --            --           --           --
                                                                       -----------  ------------   ----------    ---------
  Net realized gain (loss) on investments.............................  13,814,289   102,074,741      380,375     (414,549)
                                                                       -----------  ------------   ----------    ---------

  Net change in unrealized appreciation (depreciation) of investments.     (11,038)  102,914,685     (608,724)     769,817
                                                                       -----------  ------------   ----------    ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................  13,803,251   204,989,426     (228,349)     355,268
                                                                       -----------  ------------   ----------    ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $13,002,960  $213,318,357   $   87,104    $ 338,866
                                                                       ===========  ============   ==========    =========

                                                                                       EQ/GAMCO
                                                                       EQ/EQUITY 500  MERGERS AND
                                                                          INDEX*     ACQUISITIONS*
                                                                       ------------- -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $ 20,424,616   $    1,053
  Expenses:
   Asset-based charges................................................   15,634,034      221,624
   Less: Reduction for expense limitation.............................           --           --
                                                                       ------------   ----------
   Net Expenses.......................................................   15,634,034      221,624
                                                                       ------------   ----------

NET INVESTMENT INCOME (LOSS)..........................................    4,790,582     (220,571)
                                                                       ------------   ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................   57,251,612      106,550
   Net realized gain distribution from the Portfolios.................   16,139,447      880,526
                                                                       ------------   ----------
  Net realized gain (loss) on investments.............................   73,391,059      987,076
                                                                       ------------   ----------

  Net change in unrealized appreciation (depreciation) of investments.   39,258,111      308,535
                                                                       ------------   ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................  112,649,170    1,295,611
                                                                       ------------   ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $117,439,752   $1,075,040
                                                                       ============   ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-58

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2016

                                                                         EQ/GAMCO                               EQ/INTERMEDIATE
                                                                       SMALL COMPANY  EQ/GLOBAL   EQ/HIGH YIELD   GOVERNMENT
                                                                          VALUE*      BOND PLUS*      BOND*          BOND*
                                                                       ------------- -----------  ------------- ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $  3,911,404  $ 1,062,189    $ 420,273      $ 403,857
  Expenses:
   Asset-based charges................................................    9,451,173      729,860       82,969        769,152
   Less: Reduction for expense limitation.............................           --           --           --         (3,975)
                                                                       ------------  -----------    ---------      ---------
   Net Expenses.......................................................    9,451,173      729,860       82,969        765,177
                                                                       ------------  -----------    ---------      ---------

NET INVESTMENT INCOME (LOSS)..........................................   (5,539,769)     332,329      337,304       (361,320)
                                                                       ------------  -----------    ---------      ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................   28,853,798   (1,315,612)    (149,226)       323,568
   Net realized gain distribution from the Portfolios.................   27,540,352      105,241           --        106,475
                                                                       ------------  -----------    ---------      ---------
  Net realized gain (loss) on investments.............................   56,394,150   (1,210,371)    (149,226)       430,043
                                                                       ------------  -----------    ---------      ---------

  Net change in unrealized appreciation (depreciation) of investments.  103,963,040      753,218      482,474       (533,189)
                                                                       ------------  -----------    ---------      ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................  160,357,190     (457,153)     333,248       (103,146)
                                                                       ------------  -----------    ---------      ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $154,817,421  $  (124,824)   $ 670,552      $(464,466)
                                                                       ============  ===========    =========      =========

                                                                       EQ/INTERNATIONAL EQ/INVESCO
                                                                        EQUITY INDEX*   COMSTOCK*
                                                                       ---------------- -----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................   $ 9,287,646    $ 2,666,117
  Expenses:
   Asset-based charges................................................     4,476,197      1,355,187
   Less: Reduction for expense limitation.............................            --             --
                                                                         -----------    -----------
   Net Expenses.......................................................     4,476,197      1,355,187
                                                                         -----------    -----------

NET INVESTMENT INCOME (LOSS)..........................................     4,811,449      1,310,930
                                                                         -----------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................    (6,060,733)       849,284
   Net realized gain distribution from the Portfolios.................            --             --
                                                                         -----------    -----------
  Net realized gain (loss) on investments.............................    (6,060,733)       849,284
                                                                         -----------    -----------

  Net change in unrealized appreciation (depreciation) of investments.     3,831,903     14,060,961
                                                                         -----------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................    (2,228,830)    14,910,245
                                                                         -----------    -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......   $ 2,582,619    $16,221,175
                                                                         ===========    ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-59

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2016

                                                                        EQ/JPMORGAN                                 EQ/MFS
                                                                           VALUE      EQ/LARGE CAP  EQ/LARGE CAP INTERNATIONAL
                                                                       OPPORTUNITIES* GROWTH INDEX* VALUE INDEX*    GROWTH*
                                                                       -------------- ------------- ------------ -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................  $   811,758    $ 2,098,912   $1,434,593   $1,029,004
  Expenses:
   Asset-based charges................................................      965,990      2,574,557      847,395    1,262,411
   Less: Reduction for expense limitation.............................           --             --           --           --
                                                                        -----------    -----------   ----------   ----------
   Net Expenses.......................................................      965,990      2,574,557      847,395    1,262,411
                                                                        -----------    -----------   ----------   ----------

NET INVESTMENT INCOME (LOSS)..........................................     (154,232)      (475,645)     587,198     (233,407)
                                                                        -----------    -----------   ----------   ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................    5,727,773      9,151,924    3,962,924    1,383,153
   Net realized gain distribution from the Portfolios.................           --     11,018,161    2,177,480      188,716
                                                                        -----------    -----------   ----------   ----------
  Net realized gain (loss) on investments.............................    5,727,773     20,170,085    6,140,404    1,571,869
                                                                        -----------    -----------   ----------   ----------

  Net change in unrealized appreciation (depreciation) of investments.    9,397,815     (9,656,940)   3,114,645     (581,895)
                                                                        -----------    -----------   ----------   ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................   15,125,588     10,513,145    9,255,049      989,974
                                                                        -----------    -----------   ----------   ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......  $14,971,356    $10,037,500   $9,842,247   $  756,567
                                                                        ===========    ===========   ==========   ==========

                                                                        EQ/MID CAP   EQ/MONEY
                                                                          INDEX*     MARKET*
                                                                       -----------  ---------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $ 5,563,334  $     391
  Expenses:
   Asset-based charges................................................   6,231,735    872,058
   Less: Reduction for expense limitation.............................          --       (464)
                                                                       -----------  ---------
   Net Expenses.......................................................   6,231,735    871,594
                                                                       -----------  ---------

NET INVESTMENT INCOME (LOSS)..........................................    (668,401)  (871,203)
                                                                       -----------  ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................  34,563,457     (3,596)
   Net realized gain distribution from the Portfolios.................  27,428,955         75
                                                                       -----------  ---------
  Net realized gain (loss) on investments.............................  61,992,412     (3,521)
                                                                       -----------  ---------

  Net change in unrealized appreciation (depreciation) of investments.  24,482,729      3,512
                                                                       -----------  ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................  86,475,141         (9)
                                                                       -----------  ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $85,806,740  $(871,212)
                                                                       ===========  =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-60

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2016

                                                                                       EQ/PIMCO
                                                                       EQ/OPPENHEIMER GLOBAL REAL EQ/PIMCO ULTRA EQ/QUALITY
                                                                          GLOBAL*       RETURN*    SHORT BOND*   BOND PLUS*
                                                                       -------------- ----------- -------------- ----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................  $   991,390   $1,190,415    $  846,118   $1,009,928
  Expenses:
   Asset-based charges................................................    1,492,089      240,418     1,066,114    1,140,537
                                                                        -----------   ----------    ----------   ----------

NET INVESTMENT INCOME (LOSS)..........................................     (500,699)     949,997      (219,996)    (130,609)
                                                                        -----------   ----------    ----------   ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................    6,045,869      (70,907)     (239,245)    (634,592)
   Net realized gain distribution from the Portfolios.................           --       46,733            --           --
                                                                        -----------   ----------    ----------   ----------
  Net realized gain (loss) on investments.............................    6,045,869      (24,174)     (239,245)    (634,592)
                                                                        -----------   ----------    ----------   ----------

  Net change in unrealized appreciation (depreciation) of investments.   (6,595,912)     658,446     1,073,991      783,424
                                                                        -----------   ----------    ----------   ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................     (550,043)     634,272       834,746      148,832
                                                                        -----------   ----------    ----------   ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......  $(1,050,742)  $1,584,269    $  614,750   $   18,223
                                                                        ===========   ==========    ==========   ==========

                                                                                       EQ/T. ROWE
                                                                          EQ/SMALL    PRICE GROWTH
                                                                       COMPANY INDEX*    STOCK*
                                                                       -------------- ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................  $ 2,806,565   $         --
  Expenses:
   Asset-based charges................................................    3,044,218      5,076,071
                                                                        -----------   ------------

NET INVESTMENT INCOME (LOSS)..........................................     (237,653)    (5,076,071)
                                                                        -----------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................    1,447,809     30,481,120
   Net realized gain distribution from the Portfolios.................   16,037,751      7,579,714
                                                                        -----------   ------------
  Net realized gain (loss) on investments.............................   17,485,560     38,060,834
                                                                        -----------   ------------

  Net change in unrealized appreciation (depreciation) of investments.   27,173,803    (31,138,767)
                                                                        -----------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................   44,659,363      6,922,067
                                                                        -----------   ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......  $44,421,710   $  1,845,996
                                                                        ===========   ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-61

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2016

                                                                                     FIDELITY(R) VIP FIDELITY(R) VIP
                                                                       EQ/UBS GROWTH  CONTRAFUND(R)   EQUITY-INCOME
                                                                         & INCOME*      PORTFOLIO       PORTFOLIO
                                                                       ------------- --------------- ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................  $  267,831    $  2,092,051     $  205,513
  Expenses:
   Asset-based charges................................................     411,781       3,996,261         98,177
                                                                        ----------    ------------     ----------

NET INVESTMENT INCOME (LOSS)..........................................    (143,950)     (1,904,210)       107,336
                                                                        ----------    ------------     ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................     235,096       9,122,363       (127,529)
   Net realized gain distribution from the Portfolios.................     806,904      24,893,796        530,159
                                                                        ----------    ------------     ----------
  Net realized gain (loss) on investments.............................   1,042,000      34,016,159        402,630
                                                                        ----------    ------------     ----------

  Net change in unrealized appreciation (depreciation) of investments.   1,820,383     (10,763,335)       883,718
                                                                        ----------    ------------     ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................   2,862,383      23,252,824      1,286,348
                                                                        ----------    ------------     ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......  $2,718,433    $ 21,348,614     $1,393,684
                                                                        ==========    ============     ==========

                                                                                           GOLDMAN SACHS INVESCO V.I.
                                                                       FIDELITY(R) VIP MID  VIT MID CAP   DIVERSIFIED
                                                                          CAP PORTFOLIO     VALUE FUND   DIVIDEND FUND
                                                                       ------------------- ------------- -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................     $  117,692       $   545,528   $  259,722
  Expenses:
   Asset-based charges................................................        400,240           567,092      212,507
                                                                           ----------       -----------   ----------

NET INVESTMENT INCOME (LOSS)..........................................       (282,548)          (21,564)      47,215
                                                                           ----------       -----------   ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................       (191,555)       (2,482,011)     458,318
   Net realized gain distribution from the Portfolios.................      1,884,558            26,239           --
                                                                           ----------       -----------   ----------
  Net realized gain (loss) on investments.............................      1,693,003        (2,455,772)     458,318
                                                                           ----------       -----------   ----------

  Net change in unrealized appreciation (depreciation) of investments.      2,344,778         7,871,195    1,953,459
                                                                           ----------       -----------   ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................      4,037,781         5,415,423    2,411,777
                                                                           ----------       -----------   ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......     $3,755,233       $ 5,393,859   $2,458,992
                                                                           ==========       ===========   ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-62

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2016

                                                                       INVESCO V.I.                   INVESCO V.I.
                                                                       GLOBAL REAL  INVESCO V.I. HIGH INTERNATIONAL
                                                                       ESTATE FUND     YIELD FUND      GROWTH FUND
                                                                       ------------ ----------------- -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $ 1,094,315     $1,266,325      $   697,582
  Expenses:
   Asset-based charges................................................     917,252        375,510          703,588
                                                                       -----------     ----------      -----------

NET INVESTMENT INCOME (LOSS)..........................................     177,063        890,815           (6,006)
                                                                       -----------     ----------      -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................     558,737       (599,622         )859,215
   Net realized gain distribution from the Portfolios.................   1,483,968             --               --
                                                                       -----------     ----------      -----------
  Net realized gain (loss) on investments.............................   2,042,705       (599,622         )859,215
                                                                       -----------     ----------      -----------

  Net change in unrealized appreciation (depreciation) of investments.  (1,989,877)     2,465,213       (1,939,378)
                                                                       -----------     ----------      -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................      52,828      1,865,591       (1,080,163)
                                                                       -----------     ----------      -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $   229,891     $2,756,406      $(1,086,169)
                                                                       ===========     ==========      ===========

                                                                       INVESCO V.I. MID INVESCO V.I.
                                                                           CAP CORE      SMALL CAP
                                                                         EQUITY FUND    EQUITY FUND  IVY VIP ENERGY
                                                                       ---------------- ------------ --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................    $       --     $      --    $    65,329
  Expenses:
   Asset-based charges................................................       205,256       108,263        589,163
                                                                          ----------     ---------    -----------

NET INVESTMENT INCOME (LOSS)..........................................      (205,256)     (108,263)      (523,834)
                                                                          ----------     ---------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................       (33,900)     (537,431)    (5,289,644)
   Net realized gain distribution from the Portfolios.................     1,132,550       662,908             --
                                                                          ----------     ---------    -----------
  Net realized gain (loss) on investments.............................     1,098,650       125,477     (5,289,644)
                                                                          ----------     ---------    -----------

  Net change in unrealized appreciation (depreciation) of investments.       983,259       858,738     20,239,395
                                                                          ----------     ---------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................     2,081,909       984,215     14,949,751
                                                                          ----------     ---------    -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......    $1,876,653     $ 875,952    $14,425,917
                                                                          ==========     =========    ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-63

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2016

                                                                                                                      LAZARD
                                                                                                                    RETIREMENT
                                                                                                                     EMERGING
                                                                       IVY VIP HIGH IVY VIP MID CAP IVY VIP SMALL MARKETS EQUITY
                                                                          INCOME        GROWTH       CAP GROWTH     PORTFOLIO
                                                                       ------------ --------------- ------------- --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $12,716,523    $        --    $        --   $ 1,653,633
  Expenses:
   Asset-based charges................................................   2,157,936      1,188,954        240,321     1,848,028
                                                                       -----------    -----------    -----------   -----------

NET INVESTMENT INCOME (LOSS)..........................................  10,558,587     (1,188,954)      (240,321)     (194,395)
                                                                       -----------    -----------    -----------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................  (5,014,402)      (249,187)    (2,294,867)   (7,087,251)
   Net realized gain distribution from the Portfolios.................          --      5,118,192      2,071,118            --
                                                                       -----------    -----------    -----------   -----------
  Net realized gain (loss) on investments.............................  (5,014,402)     4,869,005       (223,749)   (7,087,251)
                                                                       -----------    -----------    -----------   -----------

  Net change in unrealized appreciation (depreciation) of investments.  18,813,995      1,015,950        883,873    33,067,003
                                                                       -----------    -----------    -----------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................  13,799,593      5,884,955        660,124    25,979,752
                                                                       -----------    -----------    -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $24,358,180    $ 4,696,001    $   419,803   $25,785,357
                                                                       ===========    ===========    ===========   ===========

                                                                          MFS(R)
                                                                       INTERNATIONAL
                                                                           VALUE     MFS(R) INVESTORS
                                                                         PORTFOLIO     TRUST SERIES
                                                                       ------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................  $ 3,115,653     $   72,999
  Expenses:
   Asset-based charges................................................    3,272,381        155,554
                                                                        -----------     ----------

NET INVESTMENT INCOME (LOSS)..........................................     (156,728)       (82,555)
                                                                        -----------     ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................    7,554,546        119,100
   Net realized gain distribution from the Portfolios.................    6,299,478      1,423,773
                                                                        -----------     ----------
  Net realized gain (loss) on investments.............................   13,854,024      1,542,873
                                                                        -----------     ----------

  Net change in unrealized appreciation (depreciation) of investments.   (7,675,455)      (580,074)
                                                                        -----------     ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................    6,178,569        962,799
                                                                        -----------     ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......  $ 6,021,841     $  880,244
                                                                        ===========     ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-64

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2016

                                                                          MFS(R)
                                                                       MASSACHUSETTS
                                                                         INVESTORS     MFS(R)                     MULTIMANAGER
                                                                       GROWTH STOCK  TECHNOLOGY  MFS(R) UTILITIES  AGGRESSIVE
                                                                         PORTFOLIO   PORTFOLIO        SERIES        EQUITY*
                                                                       ------------- ----------  ---------------- ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................  $   47,755   $       --    $ 3,477,913    $  2,962,716
  Expenses:
   Asset-based charges................................................     148,371      817,480      1,168,054       7,471,283
   Less: Reduction for expense limitation.............................          --           --             --      (2,528,300)
                                                                        ----------   ----------    -----------    ------------
   Net Expenses.......................................................     148,371      817,480      1,168,054       4,942,983
                                                                        ----------   ----------    -----------    ------------

NET INVESTMENT INCOME (LOSS)..........................................    (100,616)    (817,480)     2,309,859      (1,980,267)
                                                                        ----------   ----------    -----------    ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................     (36,958)   3,373,518     (4,159,318)     29,434,849
   Net realized gain distribution from the Portfolios.................   1,444,739    1,903,382      2,208,914              --
                                                                        ----------   ----------    -----------    ------------
  Net realized gain (loss) on investments.............................   1,407,781    5,276,900     (1,950,404)     29,434,849
                                                                        ----------   ----------    -----------    ------------

  Net change in unrealized appreciation (depreciation) of investments.    (817,482)     311,804      8,141,160     (14,510,194)
                                                                        ----------   ----------    -----------    ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................     590,299    5,588,704      6,190,756      14,924,655
                                                                        ----------   ----------    -----------    ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......  $  489,683   $4,771,224    $ 8,500,615    $ 12,944,388
                                                                        ==========   ==========    ===========    ============


                                                                                    MULTIMANAGER
                                                                       MULTIMANAGER   MID CAP
                                                                        CORE BOND*    GROWTH*
                                                                       ------------ ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $ 2,515,203  $    66,665
  Expenses:
   Asset-based charges................................................   1,479,578      881,878
   Less: Reduction for expense limitation.............................          --           --
                                                                       -----------  -----------
   Net Expenses.......................................................   1,479,578      881,878
                                                                       -----------  -----------

NET INVESTMENT INCOME (LOSS)..........................................   1,035,625     (815,213)
                                                                       -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................  (1,369,698)  (1,585,930)
   Net realized gain distribution from the Portfolios.................     116,520    1,551,332
                                                                       -----------  -----------
  Net realized gain (loss) on investments.............................  (1,253,178)     (34,598)
                                                                       -----------  -----------

  Net change in unrealized appreciation (depreciation) of investments.   1,933,362    4,322,323
                                                                       -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................     680,184    4,287,725
                                                                       -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $ 1,715,809  $ 3,472,512
                                                                       ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-65

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2016

                                                                                                                   PIMCO
                                                                                                               COMMODITYREAL
                                                                                                   OPPENHEIMER   RETURN(R)
                                                                        MULTIMANAGER  MULTIMANAGER MAIN STREET   STRATEGY
                                                                       MID CAP VALUE* TECHNOLOGY*  FUND(R)/VA    PORTFOLIO
                                                                       -------------- ------------ ----------- -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................   $  548,846   $     9,583   $ 28,571    $   63,647
  Expenses:
   Asset-based charges................................................      680,348     1,842,838     35,467        73,680
                                                                         ----------   -----------   --------    ----------

NET INVESTMENT INCOME (LOSS)..........................................     (131,502)   (1,833,255)    (6,896)      (10,033)
                                                                         ----------   -----------   --------    ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................    3,149,915    11,047,424     30,961      (872,688)
   Net realized gain distribution from the Portfolios.................           --     7,260,125    398,513            --
                                                                         ----------   -----------   --------    ----------
  Net realized gain (loss) on investments.............................    3,149,915    18,307,549    429,474      (872,688)
                                                                         ----------   -----------   --------    ----------

  Net change in unrealized appreciation (depreciation) of investments.    5,745,210    (6,122,208)   (68,519)    1,679,043
                                                                         ----------   -----------   --------    ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................    8,895,125    12,185,341    360,955       806,355
                                                                         ----------   -----------   --------    ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......   $8,763,623   $10,352,086   $354,059    $  796,322
                                                                         ==========   ===========   ========    ==========



                                                                       TARGET 2015 TARGET 2025
                                                                       ALLOCATION* ALLOCATION*
                                                                       ----------- -----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................  $ 322,972  $  849,442
  Expenses:
   Asset-based charges................................................    279,766     699,960
                                                                        ---------  ----------

NET INVESTMENT INCOME (LOSS)..........................................     43,206     149,482
                                                                        ---------  ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................   (310,139)    665,183
   Net realized gain distribution from the Portfolios.................    429,718          --
                                                                        ---------  ----------
  Net realized gain (loss) on investments.............................    119,579     665,183
                                                                        ---------  ----------

  Net change in unrealized appreciation (depreciation) of investments.    798,698   2,665,042
                                                                        ---------  ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................    918,277   3,330,225
                                                                        ---------  ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......  $ 961,483  $3,479,707
                                                                        =========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-66

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONCLUDED)

FOR THE YEAR ENDED DECEMBER 31, 2016

                                                                                                            TEMPLETON
                                                                       TARGET 2035 TARGET 2045 TARGET 2055 GLOBAL BOND
                                                                       ALLOCATION* ALLOCATION* ALLOCATION*  VIP FUND
                                                                       ----------- ----------- ----------- -----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $  814,582  $  688,618   $ 36,635   $        --
  Expenses:
   Asset-based charges................................................    687,200     578,417     18,988       597,144
                                                                       ----------  ----------   --------   -----------

NET INVESTMENT INCOME (LOSS)..........................................    127,382     110,201     17,647      (597,144)
                                                                       ----------  ----------   --------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................    547,956     647,109     (1,982)   (2,085,478)
   Net realized gain distribution from the Portfolios.................         --          --    130,041        43,037
                                                                       ----------  ----------   --------   -----------
  Net realized gain (loss) on investments.............................    547,956     647,109    128,059    (2,042,441)
                                                                       ----------  ----------   --------   -----------

  Net change in unrealized appreciation (depreciation) of investments.  3,033,540   2,779,050     49,879     3,796,656
                                                                       ----------  ----------   --------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................  3,581,496   3,426,159    177,938     1,754,215
                                                                       ----------  ----------   --------   -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $3,708,878  $3,536,360   $195,585   $ 1,157,071
                                                                       ==========  ==========   ========   ===========

                                                                       VANECK VIP
                                                                       GLOBAL HARD
                                                                       ASSETS FUND
                                                                       -----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $    76,346
  Expenses:
   Asset-based charges................................................     261,049
                                                                       -----------

NET INVESTMENT INCOME (LOSS)..........................................    (184,703)
                                                                       -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................  (4,033,398)
   Net realized gain distribution from the Portfolios.................          --
                                                                       -----------
  Net realized gain (loss) on investments.............................  (4,033,398)
                                                                       -----------

  Net change in unrealized appreciation (depreciation) of investments.  11,213,758
                                                                       -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................   7,180,360
                                                                       -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $ 6,995,657
                                                                       ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-67

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                                                1290 VT SOCIALLY
                                                                                                  RESPONSIBLE*
                                                                                            ------------------------
                                                                                                2016         2015
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (30,491) $  (118,041)
  Net realized gain (loss) on investments..................................................   3,416,579    9,343,866
  Net change in unrealized appreciation (depreciation) of investments......................     178,895   (9,588,431)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................   3,564,983     (362,606)
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   3,543,974    3,581,757
  Transfers between Variable Investment Options including guaranteed interest account, net.  (1,375,930)     315,079
  Redemptions for contract benefits and terminations.......................................  (3,290,564)  (3,347,392)
  Contract maintenance charges.............................................................     (35,761)     (36,679)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowners transactions.........  (1,158,281)     512,765
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........          --           --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   2,406,702      150,159
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  43,216,640   43,066,481
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $45,623,342  $43,216,640
                                                                                            ===========  ===========

                                                                                                   ALL ASSET
                                                                                               AGGRESSIVE-ALT 25*
                                                                                            -----------------------
                                                                                                2016        2015
                                                                                            -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $        16  $  (22,322)
  Net realized gain (loss) on investments..................................................     (15,156)     70,037
  Net change in unrealized appreciation (depreciation) of investments......................     890,089    (531,819)
                                                                                            -----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................     874,949    (484,104)
                                                                                            -----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   2,527,500   2,491,151
  Transfers between Variable Investment Options including guaranteed interest account, net.     945,299   1,165,901
  Redemptions for contract benefits and terminations.......................................    (433,863)   (208,094)
  Contract maintenance charges.............................................................     (18,743)    (13,765)
                                                                                            -----------  ----------

  Net increase (decrease) in net assets resulting from contractowners transactions.........   3,020,193   3,435,193
                                                                                            -----------  ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........          --       1,800
                                                                                            -----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   3,895,142   2,952,889
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................   8,033,867   5,080,978
                                                                                            -----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $11,929,009  $8,033,867
                                                                                            ===========  ==========

                                                                                                    ALL ASSET
                                                                                                 GROWTH-ALT 20*
                                                                                            ------------------------
                                                                                                2016         2015
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $    67,905  $  (232,822)
  Net realized gain (loss) on investments..................................................   1,349,679    2,409,286
  Net change in unrealized appreciation (depreciation) of investments......................   3,036,626   (5,040,309)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................   4,454,210   (2,863,845)
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   8,508,445    8,787,300
  Transfers between Variable Investment Options including guaranteed interest account, net.  (3,535,217)  (3,949,026)
  Redemptions for contract benefits and terminations.......................................  (3,064,681)  (4,265,364)
  Contract maintenance charges.............................................................     (64,247)     (60,485)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowners transactions.........   1,844,300      512,425
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........          --           --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   6,298,510   (2,351,420)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  52,828,026   55,179,446
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $59,126,536  $52,828,026
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-68

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015


                                                                                              ALL ASSET MODERATE
                                                                                                GROWTH-ALT 15*
                                                                                            ----------------------
                                                                                               2016        2015
                                                                                            ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   30,848  $  (13,005)
  Net realized gain (loss) on investments..................................................      4,772      35,162
  Net change in unrealized appreciation (depreciation) of investments......................    429,714    (306,085)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................    465,334    (283,928)
                                                                                            ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................  2,168,860   2,081,982
  Transfers between Variable Investment Options including guaranteed interest account, net.    388,981     937,936
  Redemptions for contract benefits and terminations.......................................   (529,089)   (411,467)
  Contract maintenance charges.............................................................    (12,917)     (6,898)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowners transactions.........  2,015,835   2,601,553
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........        (12)         12
                                                                                            ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  2,481,157   2,317,637
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  5,511,570   3,193,933
                                                                                            ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $7,992,727  $5,511,570
                                                                                            ==========  ==========

                                                                                               AMERICAN CENTURY VP
                                                                                               MID CAP VALUE FUND
                                                                                            ------------------------
                                                                                                2016         2015
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   149,272  $    65,341
  Net realized gain (loss) on investments..................................................   2,083,249    1,562,335
  Net change in unrealized appreciation (depreciation) of investments......................   4,709,886   (2,283,043)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................   6,942,407     (655,367)
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................  12,647,768    8,150,808
  Transfers between Variable Investment Options including guaranteed interest account, net.   4,240,928    2,476,303
  Redemptions for contract benefits and terminations.......................................  (1,423,364)    (696,639)
  Contract maintenance charges.............................................................     (41,220)     (24,371)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowners transactions.........  15,424,112    9,906,101
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........         (83)         538
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  22,366,436    9,251,272
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  24,826,563   15,575,291
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $47,192,999  $24,826,563
                                                                                            ===========  ===========

                                                                                                 AMERICAN FUNDS
                                                                                               INSURANCE SERIES(R)
                                                                                                  BOND FUND/SM/
                                                                                            ------------------------
                                                                                                2016         2015
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   169,718  $   142,035
  Net realized gain (loss) on investments..................................................     (19,062)     334,890
  Net change in unrealized appreciation (depreciation) of investments......................      25,161     (839,154)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................     175,817     (362,229)
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   8,598,355    6,586,292
  Transfers between Variable Investment Options including guaranteed interest account, net.   5,211,730    7,142,543
  Redemptions for contract benefits and terminations.......................................  (2,206,361)  (1,937,918)
  Contract maintenance charges.............................................................     (20,774)     (10,723)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowners transactions.........  11,582,950   11,780,194
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........         268          961
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  11,759,035   11,418,926
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  24,490,333   13,071,407
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $36,249,368  $24,490,333
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-69

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                                                 AXA 400 MANAGED
                                                                                                   VOLATILITY*
                                                                                            ------------------------
                                                                                                2016         2015
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (27,198) $   (49,574)
  Net realized gain (loss) on investments..................................................     627,974      743,294
  Net change in unrealized appreciation (depreciation) of investments......................   1,040,543   (1,032,876)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................   1,641,319     (339,156)
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   1,582,400    1,064,750
  Transfers between Variable Investment Options including guaranteed interest account, net.   2,112,836      261,222
  Redemptions for contract benefits and terminations.......................................    (459,258)    (653,570)
  Contract maintenance charges.............................................................      (7,814)      (6,046)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowners transactions.........   3,228,164      666,356
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........          --           --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   4,869,483      327,200
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................   7,382,641    7,055,441
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $12,252,124  $ 7,382,641
                                                                                            ===========  ===========

                                                                                                 AXA 500 MANAGED
                                                                                                   VOLATILITY*
                                                                                            ------------------------
                                                                                                2016         2015
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $    12,651  $   (38,973)
  Net realized gain (loss) on investments..................................................     608,744      820,060
  Net change in unrealized appreciation (depreciation) of investments......................   1,036,376     (894,623)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................   1,657,771     (113,536)
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   2,951,869    2,070,038
  Transfers between Variable Investment Options including guaranteed interest account, net.   1,386,412      988,791
  Redemptions for contract benefits and terminations.......................................  (1,191,818)  (1,145,021)
  Contract maintenance charges.............................................................     (14,665)     (11,885)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowners transactions.........   3,131,798    1,901,923
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........        (110)         114
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   4,789,459    1,788,501
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  14,631,749   12,843,248
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $19,421,208  $14,631,749
                                                                                            ===========  ===========

                                                                                               AXA 2000 MANAGED
                                                                                                  VOLATILITY*
                                                                                            ----------------------
                                                                                               2016        2015
                                                                                            ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  (17,416) $  (34,426)
  Net realized gain (loss) on investments..................................................     95,368     254,147
  Net change in unrealized appreciation (depreciation) of investments......................    790,634    (494,315)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................    868,586    (274,594)
                                                                                            ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    770,588     647,526
  Transfers between Variable Investment Options including guaranteed interest account, net.    551,058     274,990
  Redemptions for contract benefits and terminations.......................................   (342,733)   (443,907)
  Contract maintenance charges.............................................................     (3,996)     (2,861)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowners transactions.........    974,917     475,748
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........         --          --
                                                                                            ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  1,843,503     201,154
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  4,016,281   3,815,127
                                                                                            ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $5,859,784  $4,016,281
                                                                                            ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-70

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                                                  AXA AGGRESSIVE
                                                                                                    ALLOCATION*
                                                                                            --------------------------
                                                                                                2016          2015
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $ (1,564,212) $ (1,648,653)
  Net realized gain (loss) on investments..................................................   30,963,256    47,841,909
  Net change in unrealized appreciation (depreciation) of investments......................   13,192,566   (63,571,860)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................   42,591,610   (17,378,604)
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   65,583,806    67,857,691
  Transfers between Variable Investment Options including guaranteed interest account, net.  (27,761,371)  (23,220,035)
  Redemptions for contract benefits and terminations.......................................  (36,003,237)  (33,860,329)
  Contract maintenance charges.............................................................     (938,281)     (933,840)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowners transactions.........      880,917     9,843,487
                                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........           --            --
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   43,472,527    (7,535,117)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  567,405,984   574,941,101
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $610,878,511  $567,405,984
                                                                                            ============  ============

                                                                                                   AXA BALANCED
                                                                                                     STRATEGY*
                                                                                            --------------------------
                                                                                                2016          2015
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (446,434) $   (277,338)
  Net realized gain (loss) on investments..................................................    1,691,847     1,992,062
  Net change in unrealized appreciation (depreciation) of investments......................    4,228,892    (3,891,385)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................    5,474,305    (2,176,661)
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   18,926,042    17,566,539
  Transfers between Variable Investment Options including guaranteed interest account, net.     (987,591)    1,786,811
  Redemptions for contract benefits and terminations.......................................   (6,404,864)   (5,563,145)
  Contract maintenance charges.............................................................   (1,105,456)     (949,364)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowners transactions.........   10,428,131    12,840,841
                                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........           --            --
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   15,902,436    10,664,180
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  109,031,875    98,367,695
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $124,934,311  $109,031,875
                                                                                            ============  ============

                                                                                                 AXA CONSERVATIVE
                                                                                                    ALLOCATION*
                                                                                            --------------------------
                                                                                                2016          2015
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (303,818) $   (493,349)
  Net realized gain (loss) on investments..................................................      997,642     1,963,530
  Net change in unrealized appreciation (depreciation) of investments......................    1,187,936    (3,127,629)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................    1,881,760    (1,657,448)
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   11,533,183    12,537,302
  Transfers between Variable Investment Options including guaranteed interest account, net.   (2,356,848)   (4,135,785)
  Redemptions for contract benefits and terminations.......................................  (12,259,972)  (13,968,148)
  Contract maintenance charges.............................................................     (196,629)     (195,593)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowners transactions.........   (3,280,266)   (5,762,224)
                                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........           --            --
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   (1,398,506)   (7,419,672)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  113,615,991   121,035,663
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $112,217,485  $113,615,991
                                                                                            ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-71

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                                                AXA CONSERVATIVE
                                                                                                GROWTH STRATEGY*
                                                                                            ------------------------
                                                                                                2016         2015
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (85,836) $   (53,792)
  Net realized gain (loss) on investments..................................................     225,666      376,823
  Net change in unrealized appreciation (depreciation) of investments......................     745,206     (703,988)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................     885,036     (380,957)
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   4,681,838    4,946,715
  Transfers between Variable Investment Options including guaranteed interest account, net.    (675,143)     624,493
  Redemptions for contract benefits and terminations.......................................  (1,231,965)  (1,944,142)
  Contract maintenance charges.............................................................    (128,555)    (115,215)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowners transactions.........   2,646,175    3,511,851
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........         848          500
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   3,532,059    3,131,394
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  22,059,274   18,927,880
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $25,591,333  $22,059,274
                                                                                            ===========  ===========

                                                                                               AXA CONSERVATIVE
                                                                                                   STRATEGY*
                                                                                            ----------------------
                                                                                               2016        2015
                                                                                            ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  (34,130) $  (30,041)
  Net realized gain (loss) on investments..................................................     47,919      66,951
  Net change in unrealized appreciation (depreciation) of investments......................    136,485    (150,391)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................    150,274    (113,481)
                                                                                            ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................  1,840,438   1,647,301
  Transfers between Variable Investment Options including guaranteed interest account, net.    567,196     649,258
  Redemptions for contract benefits and terminations.......................................   (954,441)   (941,534)
  Contract maintenance charges.............................................................    (55,623)    (46,296)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowners transactions.........  1,397,570   1,308,729
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........          6          67
                                                                                            ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  1,547,850   1,195,315
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  8,166,431   6,971,116
                                                                                            ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $9,714,281  $8,166,431
                                                                                            ==========  ==========

                                                                                               AXA CONSERVATIVE-PLUS
                                                                                                    ALLOCATION*
                                                                                            --------------------------
                                                                                                2016          2015
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (574,283) $   (826,297)
  Net realized gain (loss) on investments..................................................    5,328,935     8,491,114
  Net change in unrealized appreciation (depreciation) of investments......................    2,210,716   (11,544,874)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................    6,965,368    (3,880,057)
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   26,003,498    29,963,982
  Transfers between Variable Investment Options including guaranteed interest account, net.   (9,247,407)   (9,031,071)
  Redemptions for contract benefits and terminations.......................................  (19,413,567)  (22,559,492)
  Contract maintenance charges.............................................................     (395,875)     (394,974)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowners transactions.........   (3,053,351)   (2,021,555)
                                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........           --            --
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................    3,912,017    (5,901,612)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  202,534,879   208,436,491
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $206,446,896  $202,534,879
                                                                                            ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-72

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015


                                                                                                 AXA GLOBAL EQUITY
                                                                                                MANAGED VOLATILITY*
                                                                                            --------------------------
                                                                                                2016          2015
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $ (1,291,631) $ (1,586,162)
  Net realized gain (loss) on investments..................................................   13,744,853    15,160,473
  Net change in unrealized appreciation (depreciation) of investments......................   (1,660,315)  (24,327,235)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................   10,792,907   (10,752,924)
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   22,512,278    24,305,138
  Transfers between Variable Investment Options including guaranteed interest account, net.  (22,977,107)  (18,318,499)
  Redemptions for contract benefits and terminations.......................................  (25,341,185)  (29,477,398)
  Contract maintenance charges.............................................................     (233,420)     (256,514)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowners transactions.........  (26,039,434)  (23,747,273)
                                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........           --            --
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (15,246,527)  (34,500,197)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  364,007,885   398,508,082
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $348,761,358  $364,007,885
                                                                                            ============  ============


                                                                                             AXA GROWTH STRATEGY*
                                                                                            ----------------------
                                                                                               2016        2015
                                                                                            ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (2,655) $     (176)
  Net realized gain (loss) on investments..................................................     17,744      25,515
  Net change in unrealized appreciation (depreciation) of investments......................     73,396     (51,332)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................     88,485     (25,993)
                                                                                            ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................      7,000      27,000
  Transfers between Variable Investment Options including guaranteed interest account, net.         --          --
  Redemptions for contract benefits and terminations.......................................    (17,694)    (31,504)
  Contract maintenance charges.............................................................         --          (3)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowners transactions.........    (10,694)     (4,507)
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........         --         (14)
                                                                                            ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................     77,791     (30,514)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  1,292,134   1,322,648
                                                                                            ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $1,369,925  $1,292,134
                                                                                            ==========  ==========

                                                                                                 AXA INTERNATIONAL
                                                                                                   CORE MANAGED
                                                                                                    VOLATILITY*
                                                                                            --------------------------
                                                                                                2016          2015
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $ (1,488,310) $ (2,123,359)
  Net realized gain (loss) on investments..................................................     (584,581)    2,508,135
  Net change in unrealized appreciation (depreciation) of investments......................      323,376    (9,532,077)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................   (1,749,515)   (9,147,301)
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   12,360,548    13,789,615
  Transfers between Variable Investment Options including guaranteed interest account, net.   (7,486,008)   (6,752,215)
  Redemptions for contract benefits and terminations.......................................  (11,764,541)  (14,345,963)
  Contract maintenance charges.............................................................     (106,165)     (120,300)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowners transactions.........   (6,996,166)   (7,428,863)
                                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........           82           (81)
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   (8,745,599)  (16,576,245)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  159,229,186   175,805,431
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $150,483,587  $159,229,186
                                                                                            ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-73

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015


                                                                                               AXA INTERNATIONAL
                                                                                              MANAGED VOLATILITY*
                                                                                            ----------------------
                                                                                               2016        2015
                                                                                            ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $    3,336  $  (98,152)
  Net realized gain (loss) on investments..................................................   (214,005)    390,359
  Net change in unrealized appreciation (depreciation) of investments......................    115,167    (649,052)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................    (95,502)   (356,845)
                                                                                            ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................  1,326,292   1,369,391
  Transfers between Variable Investment Options including guaranteed interest account, net.   (421,193)    801,407
  Redemptions for contract benefits and terminations.......................................   (536,787)   (529,568)
  Contract maintenance charges.............................................................     (7,550)     (6,949)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowners transactions.........    360,762   1,634,281
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........         --          --
                                                                                            ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................    265,260   1,277,436
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  8,447,192   7,169,756
                                                                                            ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $8,712,452  $8,447,192
                                                                                            ==========  ==========

                                                                                                 AXA INTERNATIONAL
                                                                                                   VALUE MANAGED
                                                                                                    VOLATILITY*
                                                                                            --------------------------
                                                                                                2016          2015
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $ (1,377,256) $ (2,331,324)
  Net realized gain (loss) on investments..................................................      709,169     5,274,051
  Net change in unrealized appreciation (depreciation) of investments......................     (455,370)  (10,897,653)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................   (1,123,457)   (7,954,926)
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   11,421,319    12,589,321
  Transfers between Variable Investment Options including guaranteed interest account, net.   (8,153,841)   (6,932,033)
  Redemptions for contract benefits and terminations.......................................  (12,014,970)  (15,456,130)
  Contract maintenance charges.............................................................     (115,851)     (132,571)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowners transactions.........   (8,863,343)   (9,931,413)
                                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........           (4)           --
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   (9,986,804)  (17,886,339)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  180,173,574   198,059,913
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $170,186,770  $180,173,574
                                                                                            ============  ============

                                                                                               AXA LARGE CAP CORE
                                                                                               MANAGED VOLATILITY*
                                                                                            ------------------------
                                                                                                2016         2015
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (51,852) $  (114,824)
  Net realized gain (loss) on investments..................................................   1,382,125    1,929,818
  Net change in unrealized appreciation (depreciation) of investments......................   1,001,646   (2,057,803)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................   2,331,919     (242,809)
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   1,458,670    1,738,667
  Transfers between Variable Investment Options including guaranteed interest account, net.  (1,287,695)    (961,017)
  Redemptions for contract benefits and terminations.......................................  (2,514,739)  (3,060,724)
  Contract maintenance charges.............................................................     (18,369)     (18,418)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowners transactions.........  (2,362,133)  (2,301,492)
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........          --           --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................     (30,214)  (2,544,301)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  29,460,723   32,005,024
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $29,430,509  $29,460,723
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-74

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                                               AXA LARGE CAP GROWTH
                                                                                                MANAGED VOLATILITY*
                                                                                            --------------------------
                                                                                                2016          2015
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $ (4,669,172) $ (6,884,749)
  Net realized gain (loss) on investments..................................................   59,598,858    73,870,937
  Net change in unrealized appreciation (depreciation) of investments......................  (29,629,929)  (48,808,750)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................   25,299,757    18,177,438
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   27,414,085    29,170,580
  Transfers between Variable Investment Options including guaranteed interest account, net.  (28,661,170)  (25,368,034)
  Redemptions for contract benefits and terminations.......................................  (44,212,808)  (46,915,253)
  Contract maintenance charges.............................................................     (416,110)     (446,116)
  Adjustments to net assets allocated to contracts in payout period........................           --            --
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowners transactions.........  (45,876,003)  (43,558,823)
                                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........           (6)           --
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (20,576,252)  (25,381,385)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  652,082,312   677,463,697
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $631,506,060  $652,082,312
                                                                                            ============  ============

                                                                                                AXA LARGE CAP VALUE
                                                                                                MANAGED VOLATILITY*
                                                                                            ---------------------------
                                                                                                2016           2015
                                                                                            ------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  3,065,698  $   2,315,025
  Net realized gain (loss) on investments..................................................   53,651,584     30,450,271
  Net change in unrealized appreciation (depreciation) of investments......................   49,271,611    (78,936,335)
                                                                                            ------------  -------------

  Net increase (decrease) in net assets resulting from operations..........................  105,988,893    (46,171,039)
                                                                                            ------------  -------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   29,545,468     32,528,527
  Transfers between Variable Investment Options including guaranteed interest account, net.  (33,109,014)   (26,997,322)
  Redemptions for contract benefits and terminations.......................................  (61,629,911)   (68,273,876)
  Contract maintenance charges.............................................................     (500,051)      (539,605)
  Adjustments to net assets allocated to contracts in payout period........................      (50,667)       674,789
                                                                                            ------------  -------------

  Net increase (decrease) in net assets resulting from contractowners transactions.........  (65,744,175)   (62,607,487)
                                                                                            ------------  -------------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........       50,666       (674,789)
                                                                                            ------------  -------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   40,295,384   (109,453,315)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  811,270,090    920,723,405
                                                                                            ------------  -------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $851,565,474  $ 811,270,090
                                                                                            ============  =============

                                                                                                 AXA MID CAP VALUE
                                                                                                MANAGED VOLATILITY*
                                                                                            --------------------------
                                                                                                2016          2015
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (384,674) $ (2,832,215)
  Net realized gain (loss) on investments..................................................   38,544,864    43,136,121
  Net change in unrealized appreciation (depreciation) of investments......................   33,644,027   (63,820,929)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................   71,804,217   (23,517,023)
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   20,069,685    21,889,538
  Transfers between Variable Investment Options including guaranteed interest account, net.  (19,970,160)  (17,662,925)
  Redemptions for contract benefits and terminations.......................................  (33,613,837)  (38,044,812)
  Contract maintenance charges.............................................................     (290,166)     (312,825)
  Adjustments to net assets allocated to contracts in payout period........................           --            --
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowners transactions.........  (33,804,478)  (34,131,024)
                                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........           (8)           --
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   37,999,731   (57,648,047)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  467,193,849   524,841,896
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $505,193,580  $467,193,849
                                                                                            ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-75

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                                                     AXA MODERATE
                                                                                                      ALLOCATION*
                                                                                            ------------------------------
                                                                                                 2016            2015
                                                                                            --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $       (2,096) $   (2,792,347)
  Net realized gain (loss) on investments..................................................     42,556,798      61,101,192
  Net change in unrealized appreciation (depreciation) of investments......................     26,995,642     (88,586,489)
                                                                                            --------------  --------------

  Net increase (decrease) in net assets resulting from operations..........................     69,550,344     (30,277,644)
                                                                                            --------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    125,750,581     132,657,188
  Transfers between Variable Investment Options including guaranteed interest account, net.    (67,514,962)    (57,115,033)
  Redemptions for contract benefits and terminations.......................................   (129,518,681)   (140,945,412)
  Contract maintenance charges.............................................................     (2,091,545)     (2,107,058)
  Adjustments to net assets allocated to contracts in payout period........................         58,580         641,530
                                                                                            --------------  --------------

  Net increase (decrease) in net assets resulting from contractowners transactions.........    (73,316,027)    (66,868,785)
                                                                                            --------------  --------------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........        (19,271)        663,257
                                                                                            --------------  --------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................     (3,784,954)    (96,483,172)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  1,613,751,925   1,710,235,097
                                                                                            --------------  --------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $1,609,966,971  $1,613,751,925
                                                                                            ==============  ==============

                                                                                                  AXA MODERATE
                                                                                                GROWTH STRATEGY*
                                                                                            ------------------------
                                                                                                2016         2015
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (87,613) $     6,309
  Net realized gain (loss) on investments..................................................     436,585      567,420
  Net change in unrealized appreciation (depreciation) of investments......................   2,301,245   (1,357,790)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................   2,650,217     (784,061)
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................  13,785,425   13,758,522
  Transfers between Variable Investment Options including guaranteed interest account, net.    (452,977)   1,023,202
  Redemptions for contract benefits and terminations.......................................  (2,277,550)  (2,236,123)
  Contract maintenance charges.............................................................    (121,446)     (83,846)
  Adjustments to net assets allocated to contracts in payout period........................          --           --
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowners transactions.........  10,933,452   12,461,755
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........           5           --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  13,583,674   11,677,694
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  37,075,331   25,397,637
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $50,659,005  $37,075,331
                                                                                            ===========  ===========

                                                                                                   AXA MODERATE-PLUS
                                                                                                      ALLOCATION*
                                                                                            ------------------------------
                                                                                                 2016            2015
                                                                                            --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (3,607,964) $   (3,847,951)
  Net realized gain (loss) on investments..................................................     53,079,112      65,281,607
  Net change in unrealized appreciation (depreciation) of investments......................     11,870,277     (88,376,532)
                                                                                            --------------  --------------

  Net increase (decrease) in net assets resulting from operations..........................     61,341,425     (26,942,876)
                                                                                            --------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    107,011,744     110,658,451
  Transfers between Variable Investment Options including guaranteed interest account, net.    (50,863,265)    (44,903,661)
  Redemptions for contract benefits and terminations.......................................    (73,364,521)    (73,405,692)
  Contract maintenance charges.............................................................     (1,648,409)     (1,675,853)
  Adjustments to net assets allocated to contracts in payout period........................             --              --
                                                                                            --------------  --------------

  Net increase (decrease) in net assets resulting from contractowners transactions.........    (18,864,451)     (9,326,755)
                                                                                            --------------  --------------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........             (7)             --
                                                                                            --------------  --------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................     42,476,967     (36,269,631)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  1,044,178,213   1,080,447,844
                                                                                            --------------  --------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $1,086,655,180  $1,044,178,213
                                                                                            ==============  ==============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-76

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                                              AXA SMARTBETA
                                                                                                EQUITY*(A)
                                                                                            -----------------
                                                                                              2016      2015
                                                                                            --------  -------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  2,101  $   669
  Net realized gain (loss) on investments..................................................    1,073      (15)
  Net change in unrealized appreciation (depreciation) of investments......................    6,681   (2,015)
                                                                                            --------  -------

  Net increase (decrease) in net assets resulting from operations..........................    9,855   (1,361)
                                                                                            --------  -------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................  205,999   14,509
  Transfers between Variable Investment Options including guaranteed interest account, net.  106,248   61,085
  Redemptions for contract benefits and terminations.......................................   (3,440)    (276)
  Contract maintenance charges.............................................................     (317)       3
  Adjustments to net assets allocated to contracts in payout period........................       --       --
                                                                                            --------  -------

  Net increase (decrease) in net assets resulting from contractowners transactions.........  308,490   75,321
                                                                                            --------  -------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........        8       --
                                                                                            --------  -------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  318,353   73,960
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................   73,960       --
                                                                                            --------  -------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $392,313  $73,960
                                                                                            ========  =======

                                                                                                 AXA/AB DYNAMIC
                                                                                                MODERATE GROWTH*
                                                                                            ------------------------
                                                                                                2016         2015
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  (123,753) $   (55,254)
  Net realized gain (loss) on investments..................................................     204,866      358,783
  Net change in unrealized appreciation (depreciation) of investments......................     332,586     (575,002)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................     413,699     (271,473)
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   3,132,185    4,063,837
  Transfers between Variable Investment Options including guaranteed interest account, net.    (318,046)   1,223,773
  Redemptions for contract benefits and terminations.......................................  (1,040,725)  (2,199,951)
  Contract maintenance charges.............................................................     (24,953)     (12,760)
  Adjustments to net assets allocated to contracts in payout period........................          --           --
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowners transactions.........   1,748,461    3,074,899
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........         (58)          59
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   2,162,102    2,803,485
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  14,424,540   11,621,055
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $16,586,642  $14,424,540
                                                                                            ===========  ===========

                                                                                                 AXA/AB SMALL CAP
                                                                                                      GROWTH*
                                                                                            --------------------------
                                                                                                2016          2015
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $ (3,012,194) $ (4,550,261)
  Net realized gain (loss) on investments..................................................   22,536,285    48,667,429
  Net change in unrealized appreciation (depreciation) of investments......................   15,611,951   (58,282,278)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................   35,136,042   (14,165,110)
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   15,211,682    17,039,665
  Transfers between Variable Investment Options including guaranteed interest account, net.  (12,439,323)  (10,278,314)
  Redemptions for contract benefits and terminations.......................................  (24,047,497)  (29,387,789)
  Contract maintenance charges.............................................................     (200,182)     (215,449)
  Adjustments to net assets allocated to contracts in payout period........................      (17,332)      250,494
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowners transactions.........  (21,492,652)  (22,591,393)
                                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........       17,324      (250,489)
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   13,660,714   (37,006,992)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  333,718,204   370,725,196
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $347,378,918  $333,718,204
                                                                                            ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on May 26, 2015.

                                    FSA-77

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015


                                                                                                  AXA/CLEARBRIDGE
                                                                                                 LARGE CAP GROWTH*
                                                                                            --------------------------
                                                                                                2016          2015
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $ (2,066,789) $ (2,404,643)
  Net realized gain (loss) on investments..................................................   (5,018,529)   14,353,093
  Net change in unrealized appreciation (depreciation) of investments......................    5,808,882   (11,715,268)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................   (1,276,436)      233,182
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    8,518,246    11,250,236
  Transfers between Variable Investment Options including guaranteed interest account, net.  (18,609,098)  (12,283,223)
  Redemptions for contract benefits and terminations.......................................  (12,937,347)  (14,613,641)
  Contract maintenance charges.............................................................      (54,264)      (60,381)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowners transactions.........  (23,082,463)  (15,707,009)
                                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........           (4)           --
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (24,358,903)  (15,473,827)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  177,342,681   192,816,508
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $152,983,778  $177,342,681
                                                                                            ============  ============

                                                                                               AXA/DOUBLELINE
                                                                                             OPPORTUNISTIC CORE
                                                                                                PLUS BOND*(A)
                                                                                            --------------------
                                                                                               2016       2015
                                                                                            ----------  --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   48,032  $  9,104
  Net realized gain (loss) on investments..................................................      2,454      (666)
  Net change in unrealized appreciation (depreciation) of investments......................    (28,132)  (19,081)
                                                                                            ----------  --------

  Net increase (decrease) in net assets resulting from operations..........................     22,354   (10,643)
                                                                                            ----------  --------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................  1,002,730   324,898
  Transfers between Variable Investment Options including guaranteed interest account, net.    942,986   366,014
  Redemptions for contract benefits and terminations.......................................    (42,015)   (2,178)
  Contract maintenance charges.............................................................     (1,065)      (79)
                                                                                            ----------  --------

  Net increase (decrease) in net assets resulting from contractowners transactions.........  1,902,636   688,655
                                                                                            ----------  --------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........         58        13
                                                                                            ----------  --------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  1,925,048   678,025
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................    678,025        --
                                                                                            ----------  --------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $2,603,073  $678,025
                                                                                            ==========  ========

                                                                                              AXA/FRANKLIN BALANCED
                                                                                               MANAGED VOLATILITY*
                                                                                            ------------------------
                                                                                                2016         2015
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $ 1,066,694  $   965,712
  Net realized gain (loss) on investments..................................................   2,655,769    3,707,923
  Net change in unrealized appreciation (depreciation) of investments......................   3,818,072   (8,637,323)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................   7,540,535   (3,963,688)
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   6,739,813    8,319,332
  Transfers between Variable Investment Options including guaranteed interest account, net.  (3,750,707)    (706,877)
  Redemptions for contract benefits and terminations.......................................  (8,328,701)  (8,684,795)
  Contract maintenance charges.............................................................     (67,446)     (64,860)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowners transactions.........  (5,407,041)  (1,137,200)
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........          --           --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   2,133,494   (5,100,888)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  87,442,450   92,543,338
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $89,575,944  $87,442,450
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on May 26, 2015.

                                    FSA-78

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                                               AXA/FRANKLIN SMALL
                                                                                                CAP VALUE MANAGED
                                                                                                   VOLATILITY*
                                                                                            ------------------------
                                                                                                2016         2015
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  (149,710) $  (184,103)
  Net realized gain (loss) on investments..................................................   1,091,158    1,265,164
  Net change in unrealized appreciation (depreciation) of investments......................   2,756,567   (2,444,955)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................   3,698,015   (1,363,894)
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   1,378,550    1,469,212
  Transfers between Variable Investment Options including guaranteed interest account, net.    (207,689)  (1,171,446)
  Redemptions for contract benefits and terminations.......................................  (1,504,254)  (1,586,531)
  Contract maintenance charges.............................................................     (10,886)     (10,921)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowners transactions.........    (344,279)  (1,299,686)
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........         355           --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   3,354,091   (2,663,580)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  16,277,062   18,940,642
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $19,631,153  $16,277,062
                                                                                            ===========  ===========

                                                                                                  AXA/FRANKLIN
                                                                                              TEMPLETON ALLOCATION
                                                                                               MANAGED VOLATILITY*
                                                                                            ------------------------
                                                                                                2016         2015
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   249,099  $   (23,602)
  Net realized gain (loss) on investments..................................................   3,329,666    3,781,494
  Net change in unrealized appreciation (depreciation) of investments......................   1,705,534   (6,678,966)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................   5,284,299   (2,921,074)
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   6,139,590    7,294,151
  Transfers between Variable Investment Options including guaranteed interest account, net.  (5,263,824)    (414,645)
  Redemptions for contract benefits and terminations.......................................  (5,735,852)  (6,701,177)
  Contract maintenance charges.............................................................     (69,963)     (67,829)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowners transactions.........  (4,930,049)     110,500
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........          --           --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................     354,250   (2,810,574)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  69,225,031   72,035,605
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $69,579,281  $69,225,031
                                                                                            ===========  ===========

                                                                                            AXA/HORIZON SMALL
                                                                                              CAP VALUE*(A)
                                                                                            -----------------
                                                                                              2016      2015
                                                                                            --------  -------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  3,911  $   166
  Net realized gain (loss) on investments..................................................   15,072    2,775
  Net change in unrealized appreciation (depreciation) of investments......................   19,517   (6,704)
                                                                                            --------  -------

  Net increase (decrease) in net assets resulting from operations..........................   38,500   (3,763)
                                                                                            --------  -------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   94,144   17,051
  Transfers between Variable Investment Options including guaranteed interest account, net.  100,491   63,286
  Redemptions for contract benefits and terminations.......................................   (2,849)    (215)
  Contract maintenance charges.............................................................      (85)       1
                                                                                            --------  -------

  Net increase (decrease) in net assets resulting from contractowners transactions.........  191,701   80,123
                                                                                            --------  -------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........        6       --
                                                                                            --------  -------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  230,207   76,360
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................   76,360       --
                                                                                            --------  -------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $306,567  $76,360
                                                                                            ========  =======

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on May 26, 2015.

                                    FSA-79

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015



                                                                                               AXA/JANUS ENTERPRISE*
                                                                                            --------------------------
                                                                                                2016          2015
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $ (3,132,510) $ (3,572,673)
  Net realized gain (loss) on investments..................................................   (1,463,166)   10,707,601
  Net change in unrealized appreciation (depreciation) of investments......................   (9,818,837)  (25,966,899)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................  (14,414,513)  (18,831,971)
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   26,896,240    30,917,675
  Transfers between Variable Investment Options including guaranteed interest account, net.  (21,136,293)  (12,211,968)
  Redemptions for contract benefits and terminations.......................................  (16,055,984)  (17,787,202)
  Contract maintenance charges.............................................................     (183,507)     (199,586)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowners transactions.........  (10,479,544)      718,919
                                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........        2,600         2,000
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (24,891,457)  (18,111,052)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  269,875,460   287,986,512
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $244,984,003  $269,875,460
                                                                                            ============  ============

                                                                                                AXA/LOOMIS SAYLES
                                                                                                     GROWTH*
                                                                                            ------------------------
                                                                                                2016         2015
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  (461,193) $  (496,377)
  Net realized gain (loss) on investments..................................................     761,998      453,035
  Net change in unrealized appreciation (depreciation) of investments......................   2,268,691    4,126,754
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................   2,569,496    4,083,412
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   4,206,998    2,325,174
  Transfers between Variable Investment Options including guaranteed interest account, net.  12,491,654      742,871
  Redemptions for contract benefits and terminations.......................................  (4,182,396)  (3,158,598)
  Contract maintenance charges.............................................................     (23,725)     (23,535)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowners transactions.........  12,492,531     (114,088)
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........          --           --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  15,062,027    3,969,324
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  45,981,856   42,012,532
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $61,043,883  $45,981,856
                                                                                            ===========  ===========

                                                                                              AXA/MUTUAL LARGE CAP
                                                                                                 EQUITY MANAGED
                                                                                                   VOLATILITY*
                                                                                            ------------------------
                                                                                                2016         2015
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   235,792  $   143,567
  Net realized gain (loss) on investments..................................................   1,508,455    1,994,854
  Net change in unrealized appreciation (depreciation) of investments......................   1,119,115   (3,109,126)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................   2,863,362     (970,705)
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   1,579,317    1,433,292
  Transfers between Variable Investment Options including guaranteed interest account, net.  (1,156,144)  (1,284,297)
  Redemptions for contract benefits and terminations.......................................  (2,186,836)  (3,022,088)
  Contract maintenance charges.............................................................     (31,906)     (32,737)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowners transactions.........  (1,795,569)  (2,905,830)
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........          --           --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   1,067,793   (3,876,535)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  25,867,071   29,743,606
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $26,934,864  $25,867,071
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-80

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015


                                                                                            AXA/PACIFIC GLOBAL
                                                                                            SMALL CAP VALUE*(A)
                                                                                            ------------------
                                                                                              2016      2015
                                                                                            --------  --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $    316  $   (169)
  Net realized gain (loss) on investments..................................................   (4,776)    1,654
  Net change in unrealized appreciation (depreciation) of investments......................   75,111   (16,914)
                                                                                            --------  --------

  Net increase (decrease) in net assets resulting from operations..........................   70,651   (15,429)
                                                                                            --------  --------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................  143,698    51,040
  Transfers between Variable Investment Options including guaranteed interest account, net.   76,932    86,057
  Redemptions for contract benefits and terminations.......................................   (8,180)     (569)
  Contract maintenance charges.............................................................     (120)       (1)
                                                                                            --------  --------

  Net increase (decrease) in net assets resulting from contractowners transactions.........  212,330   136,527
                                                                                            --------  --------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  282,981   121,098
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  121,098        --
                                                                                            --------  --------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $404,079  $121,098
                                                                                            ========  ========

                                                                                              AXA/TEMPLETON GLOBAL
                                                                                                 EQUITY MANAGED
                                                                                                   VOLATILITY*
                                                                                            ------------------------
                                                                                                2016         2015
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  (244,034) $  (594,157)
  Net realized gain (loss) on investments..................................................   1,766,506    2,149,212
  Net change in unrealized appreciation (depreciation) of investments......................     108,094   (3,310,914)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................   1,630,566   (1,755,859)
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   4,335,511    4,685,861
  Transfers between Variable Investment Options including guaranteed interest account, net.  (2,849,661)  (1,203,492)
  Redemptions for contract benefits and terminations.......................................  (3,298,340)  (4,134,932)
  Contract maintenance charges.............................................................     (48,003)     (49,148)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowners transactions.........  (1,860,493)    (701,711)
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................    (229,927)  (2,457,570)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  44,180,968   46,638,538
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $43,951,041  $44,180,968
                                                                                            ===========  ===========

                                                                                               CHARTER/SM/
                                                                                              INTERNATIONAL
                                                                                              MODERATE*(A)
                                                                                            ----------------
                                                                                              2016     2015
                                                                                            -------  -------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   976  $   225
  Net realized gain (loss) on investments..................................................       2        6
  Net change in unrealized appreciation (depreciation) of investments......................     113     (972)
                                                                                            -------  -------

  Net increase (decrease) in net assets resulting from operations..........................   1,091     (741)
                                                                                            -------  -------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................  18,719    4,555
  Transfers between Variable Investment Options including guaranteed interest account, net.   7,902   19,198
  Redemptions for contract benefits and terminations.......................................    (180)      --
  Contract maintenance charges.............................................................     (20)      --
                                                                                            -------  -------

  Net increase (decrease) in net assets resulting from contractowners transactions.........  26,421   23,753
                                                                                            -------  -------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  27,512   23,012
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  23,012       --
                                                                                            -------  -------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $50,524  $23,012
                                                                                            =======  =======

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on May 26, 2015.

                                    FSA-81

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                                                CHARTER/SM/ MULTI-
                                                                                                   SECTOR BOND*
                                                                                            -------------------------
                                                                                                2016         2015
                                                                                            -----------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   631,698  $    250,496
  Net realized gain (loss) on investments..................................................  (1,564,937)   (1,913,717)
  Net change in unrealized appreciation (depreciation) of investments......................   2,469,760      (117,237)
                                                                                            -----------  ------------

  Net increase (decrease) in net assets resulting from operations..........................   1,536,521    (1,780,458)
                                                                                            -----------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   6,285,199     6,642,234
  Transfers between Variable Investment Options including guaranteed interest account, net.  (3,409,676)   (4,038,712)
  Redemptions for contract benefits and terminations.......................................  (8,967,127)   (8,781,242)
  Contract maintenance charges.............................................................     (75,050)      (76,209)
  Adjustments to net assets allocated to contracts in payout period........................      27,761        25,629
                                                                                            -----------  ------------

  Net increase (decrease) in net assets resulting from contractowners transactions.........  (6,138,893)   (6,228,300)
                                                                                            -----------  ------------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........     (27,768)      (25,629)
                                                                                            -----------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (4,630,140)   (8,034,387)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  92,099,429   100,133,816
                                                                                            -----------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $87,469,289  $ 92,099,429
                                                                                            ===========  ============

                                                                                             CHARTER/SM/ REAL
                                                                                                ASSETS*(A)
                                                                                            -----------------
                                                                                              2016      2015
                                                                                            --------  -------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  2,034  $    88
  Net realized gain (loss) on investments..................................................    3,636       (8)
  Net change in unrealized appreciation (depreciation) of investments......................   (1,205)    (504)
                                                                                            --------  -------

  Net increase (decrease) in net assets resulting from operations..........................    4,465     (424)
                                                                                            --------  -------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   82,278    8,312
  Transfers between Variable Investment Options including guaranteed interest account, net.   73,289    4,763
  Redemptions for contract benefits and terminations.......................................   (2,464)      --
  Contract maintenance charges.............................................................      (54)      (3)
  Adjustments to net assets allocated to contracts in payout period........................       --       --
                                                                                            --------  -------

  Net increase (decrease) in net assets resulting from contractowners transactions.........  153,049   13,072
                                                                                            --------  -------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........       --       --
                                                                                            --------  -------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  157,514   12,648
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................   12,648       --
                                                                                            --------  -------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $170,162  $12,648
                                                                                            ========  =======

                                                                                              CHARTER/SM/ SMALL CAP
                                                                                                     GROWTH*
                                                                                            ------------------------
                                                                                                2016         2015
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  (505,041) $  (471,293)
  Net realized gain (loss) on investments..................................................   2,762,754    3,020,979
  Net change in unrealized appreciation (depreciation) of investments......................     723,263   (5,664,334)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................   2,980,976   (3,114,648)
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   2,082,419    2,291,601
  Transfers between Variable Investment Options including guaranteed interest account, net.  (2,269,641)  (2,906,946)
  Redemptions for contract benefits and terminations.......................................  (2,880,895)  (2,939,304)
  Contract maintenance charges.............................................................     (25,422)     (29,474)
  Adjustments to net assets allocated to contracts in payout period........................          --           --
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowners transactions.........  (3,093,539)  (3,584,123)
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........        (223)         (43)
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................    (112,786)  (6,698,814)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  40,574,884   47,273,698
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $40,462,098  $40,574,884
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on May 26, 2015.

                                    FSA-82

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                                               CHARTER/SM/ SMALL CAP
                                                                                                      VALUE*
                                                                                            --------------------------
                                                                                                2016          2015
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $     68,588  $   (878,305)
  Net realized gain (loss) on investments..................................................    4,799,198     6,738,494
  Net change in unrealized appreciation (depreciation) of investments......................   17,950,301   (23,006,772)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................   22,818,087   (17,146,583)
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    4,825,599     5,465,980
  Transfers between Variable Investment Options including guaranteed interest account, net.   (4,923,135)   (4,283,222)
  Redemptions for contract benefits and terminations.......................................   (7,151,601)   (8,493,586)
  Contract maintenance charges.............................................................      (68,267)      (77,745)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowners transactions.........   (7,317,404)   (7,388,573)
                                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........       (1,159)         (182)
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   15,499,524   (24,535,338)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  101,915,691   126,451,029
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $117,415,215  $101,915,691
                                                                                            ============  ============

                                                                                                EQ/BLACKROCK BASIC
                                                                                                   VALUE EQUITY*
                                                                                            --------------------------
                                                                                                2016          2015
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  1,840,230  $    259,500
  Net realized gain (loss) on investments..................................................   38,634,294    41,625,785
  Net change in unrealized appreciation (depreciation) of investments......................   67,078,776   (92,720,310)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................  107,553,300   (50,835,025)
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   63,162,316    64,710,481
  Transfers between Variable Investment Options including guaranteed interest account, net.  (14,207,342)  (10,864,601)
  Redemptions for contract benefits and terminations.......................................  (45,578,112)  (46,952,926)
  Contract maintenance charges.............................................................     (469,659)     (446,552)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowners transactions.........    2,907,203     6,446,402
                                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........        5,397            --
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  110,465,900   (44,388,623)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  648,719,037   693,107,660
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $759,184,937  $648,719,037
                                                                                            ============  ============

                                                                                                EQ/BOSTON ADVISORS
                                                                                                  EQUITY INCOME*
                                                                                            --------------------------
                                                                                                2016          2015
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $    755,429  $    336,187
  Net realized gain (loss) on investments..................................................   11,954,027    12,348,527
  Net change in unrealized appreciation (depreciation) of investments......................   (1,395,672)  (15,836,124)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................   11,313,784    (3,151,410)
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    7,866,088     9,061,189
  Transfers between Variable Investment Options including guaranteed interest account, net.   (6,387,762)   (5,323,577)
  Redemptions for contract benefits and terminations.......................................   (7,213,707)   (7,613,143)
  Contract maintenance charges.............................................................      (69,151)      (72,275)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowners transactions.........   (5,804,532)   (3,947,806)
                                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........           --            --
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................    5,509,252    (7,099,216)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  102,243,891   109,343,107
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $107,753,143  $102,243,891
                                                                                            ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-83

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                                                EQ/CAPITAL GUARDIAN
                                                                                                     RESEARCH*
                                                                                            --------------------------
                                                                                                2016          2015
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (800,291) $ (1,474,037)
  Net realized gain (loss) on investments..................................................   13,814,289    12,347,754
  Net change in unrealized appreciation (depreciation) of investments......................      (11,038)   (9,351,491)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................   13,002,960     1,522,226
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    8,269,130     8,740,076
  Transfers between Variable Investment Options including guaranteed interest account, net.   (6,868,030)   (2,267,042)
  Redemptions for contract benefits and terminations.......................................  (13,837,797)  (17,467,136)
  Contract maintenance charges.............................................................      (86,195)      (93,392)
  Adjustments to net assets allocated to contracts in payout period........................           --            --
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowners transactions.........  (12,522,892)  (11,087,494)
                                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........           (5)           --
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................      480,063    (9,565,268)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  193,621,226   203,186,494
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $194,101,289  $193,621,226
                                                                                            ============  ============

                                                                                                EQ/COMMON STOCK INDEX*
                                                                                            ------------------------------
                                                                                                 2016            2015
                                                                                            --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $    8,328,931  $    4,473,239
  Net realized gain (loss) on investments..................................................    102,074,741      85,439,268
  Net change in unrealized appreciation (depreciation) of investments......................    102,914,685    (115,492,007)
                                                                                            --------------  --------------

  Net increase (decrease) in net assets resulting from operations..........................    213,318,357     (25,579,500)
                                                                                            --------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................     49,530,483      49,488,360
  Transfers between Variable Investment Options including guaranteed interest account, net.    (61,066,678)    (43,588,585)
  Redemptions for contract benefits and terminations.......................................   (170,287,628)   (189,106,451)
  Contract maintenance charges.............................................................     (1,132,370)     (1,195,020)
  Adjustments to net assets allocated to contracts in payout period........................        424,208       2,093,320
                                                                                            --------------  --------------

  Net increase (decrease) in net assets resulting from contractowners transactions.........   (182,531,985)   (182,308,376)
                                                                                            --------------  --------------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........      1,654,388        (537,781)
                                                                                            --------------  --------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................     32,440,760    (208,425,657)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  2,179,665,938   2,388,091,595
                                                                                            --------------  --------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $2,212,106,698  $2,179,665,938
                                                                                            ==============  ==============

                                                                                                EQ/CORE BOND INDEX*
                                                                                            --------------------------
                                                                                                2016          2015
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $    315,453  $    278,703
  Net realized gain (loss) on investments..................................................      380,375       705,091
  Net change in unrealized appreciation (depreciation) of investments......................     (608,724)   (1,890,312)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................       87,104      (906,518)
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   12,734,212    11,550,867
  Transfers between Variable Investment Options including guaranteed interest account, net.      623,560      (542,198)
  Redemptions for contract benefits and terminations.......................................   (9,953,669)  (10,326,043)
  Contract maintenance charges.............................................................      (98,153)      (94,414)
  Adjustments to net assets allocated to contracts in payout period........................           --            --
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowners transactions.........    3,305,950       588,212
                                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........           --            --
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................    3,393,054      (318,306)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  110,941,196   111,259,502
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $114,334,250  $110,941,196
                                                                                            ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-84

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                                              EQ/EMERGING MARKETS
                                                                                                 EQUITY PLUS*
                                                                                            ----------------------
                                                                                               2016        2015
                                                                                            ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  (16,402) $  (19,998)
  Net realized gain (loss) on investments..................................................   (414,549)   (126,246)
  Net change in unrealized appreciation (depreciation) of investments......................    769,817    (714,681)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................    338,866    (860,925)
                                                                                            ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................  1,214,285   1,083,934
  Transfers between Variable Investment Options including guaranteed interest account, net.    469,514     885,455
  Redemptions for contract benefits and terminations.......................................   (250,037)   (142,265)
  Contract maintenance charges.............................................................     (4,596)     (2,805)
  Adjustments to net assets allocated to contracts in payout period........................         --          --
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowners transactions.........  1,429,166   1,824,319
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........         --          --
                                                                                            ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  1,768,032     963,394
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  3,973,731   3,010,337
                                                                                            ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $5,741,763  $3,973,731
                                                                                            ==========  ==========

                                                                                                 EQ/EQUITY 500 INDEX*
                                                                                            ------------------------------
                                                                                                 2016            2015
                                                                                            --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $    4,790,582  $    4,019,492
  Net realized gain (loss) on investments..................................................     73,391,059      87,531,886
  Net change in unrealized appreciation (depreciation) of investments......................     39,258,111     (96,695,840)
                                                                                            --------------  --------------

  Net increase (decrease) in net assets resulting from operations..........................    117,439,752      (5,144,462)
                                                                                            --------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    101,906,147      85,625,814
  Transfers between Variable Investment Options including guaranteed interest account, net.     12,115,510      10,670,302
  Redemptions for contract benefits and terminations.......................................    (80,957,185)    (79,507,903)
  Contract maintenance charges.............................................................       (749,331)       (681,682)
  Adjustments to net assets allocated to contracts in payout period........................         86,745         252,283
                                                                                            --------------  --------------

  Net increase (decrease) in net assets resulting from contractowners transactions.........     32,401,886      16,358,814
                                                                                            --------------  --------------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........        (86,736)       (252,276)
                                                                                            --------------  --------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................    149,754,902      10,962,076
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  1,173,146,319   1,162,184,243
                                                                                            --------------  --------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $1,322,901,221  $1,173,146,319
                                                                                            ==============  ==============

                                                                                                EQ/GAMCO MERGERS
                                                                                                AND ACQUISITIONS*
                                                                                            ------------------------
                                                                                                2016         2015
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  (220,571) $  (243,119)
  Net realized gain (loss) on investments..................................................     987,076      964,222
  Net change in unrealized appreciation (depreciation) of investments......................     308,535     (463,134)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................   1,075,040      257,969
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   1,064,373    1,036,754
  Transfers between Variable Investment Options including guaranteed interest account, net.    (750,666)  (1,353,467)
  Redemptions for contract benefits and terminations.......................................  (2,002,083)  (1,840,522)
  Contract maintenance charges.............................................................     (10,675)     (11,071)
  Adjustments to net assets allocated to contracts in payout period........................          --           --
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowners transactions.........  (1,699,051)  (2,168,306)
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........          --           --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................    (624,011)  (1,910,337)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  18,287,941   20,198,278
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $17,663,930  $18,287,941
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-85

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                                                   EQ/GAMCO SMALL
                                                                                                   COMPANY VALUE*
                                                                                            ---------------------------
                                                                                                2016           2015
                                                                                            ------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $ (5,539,769) $  (5,243,514)
  Net realized gain (loss) on investments..................................................   56,394,150     67,497,881
  Net change in unrealized appreciation (depreciation) of investments......................  103,963,040   (112,808,601)
                                                                                            ------------  -------------

  Net increase (decrease) in net assets resulting from operations..........................  154,817,421    (50,554,234)
                                                                                            ------------  -------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   88,897,360     82,919,927
  Transfers between Variable Investment Options including guaranteed interest account, net.  (10,998,897)   (12,674,569)
  Redemptions for contract benefits and terminations.......................................  (46,016,057)   (44,651,020)
  Contract maintenance charges.............................................................     (548,498)      (491,495)
                                                                                            ------------  -------------

  Net increase (decrease) in net assets resulting from contractowners transactions.........   31,333,908     25,102,843
                                                                                            ------------  -------------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........           11             --
                                                                                            ------------  -------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  186,151,340    (25,451,391)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  692,319,810    717,771,201
                                                                                            ------------  -------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $878,471,150  $ 692,319,810
                                                                                            ============  =============

                                                                                              EQ/GLOBAL BOND PLUS*
                                                                                            ------------------------
                                                                                                2016         2015
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   332,329  $  (782,557)
  Net realized gain (loss) on investments..................................................  (1,210,371)  (2,147,557)
  Net change in unrealized appreciation (depreciation) of investments......................     753,218     (389,243)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................    (124,824)  (3,319,357)
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   4,644,690    4,987,374
  Transfers between Variable Investment Options including guaranteed interest account, net.  (3,839,173)  (4,948,953)
  Redemptions for contract benefits and terminations.......................................  (6,063,817)  (6,506,841)
  Contract maintenance charges.............................................................     (41,369)     (44,094)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowners transactions.........  (5,299,669)  (6,512,514)
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........          --           --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (5,424,493)  (9,831,871)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  59,634,025   69,465,896
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $54,209,532  $59,634,025
                                                                                            ===========  ===========

                                                                                              EQ/HIGH YIELD BOND*
                                                                                            ----------------------
                                                                                               2016        2015
                                                                                            ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  337,304  $  267,123
  Net realized gain (loss) on investments..................................................   (149,226)    (56,902)
  Net change in unrealized appreciation (depreciation) of investments......................    482,474    (487,333)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................    670,552    (277,112)
                                                                                            ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................  1,623,668   1,708,246
  Transfers between Variable Investment Options including guaranteed interest account, net.  1,237,578   1,126,101
  Redemptions for contract benefits and terminations.......................................   (406,544)   (281,070)
  Contract maintenance charges.............................................................     (8,060)     (4,250)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowners transactions.........  2,446,642   2,549,027
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........      1,931         100
                                                                                            ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  3,119,125   2,272,015
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  5,403,523   3,131,508
                                                                                            ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $8,522,648  $5,403,523
                                                                                            ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-86

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                              EQ/INTERMEDIATE           EQ/INTERNATIONAL
                                             GOVERNMENT BOND*             EQUITY INDEX*           EQ/INVESCO COMSTOCK*
                                         ------------------------  --------------------------  --------------------------
                                             2016         2015         2016          2015          2016          2015
                                         -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $  (361,320) $  (439,502) $  4,811,449  $  3,953,474  $  1,310,930  $  1,006,144
 Net realized gain (loss) on investments     430,043      422,761    (6,060,733)     (740,269)      849,284     5,472,205
 Net change in unrealized appreciation
   (depreciation) of investments........    (533,189)    (494,052)    3,831,903   (15,496,968)   14,060,961   (15,426,357)
                                         -----------  -----------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations............    (464,466)    (510,793)    2,582,619   (12,283,763)   16,221,175    (8,948,008)
                                         -----------  -----------  ------------  ------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   3,489,852    2,933,022    18,471,915    20,088,999     7,604,816     9,092,232
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................     689,166   (1,600,287)  (10,681,502)   (6,072,012)   (8,082,807)   (6,165,363)
 Redemptions for contract benefits and
   terminations.........................  (6,123,675)  (6,446,816)  (26,843,305)  (30,975,084)   (8,139,653)   (9,827,346)
 Contract maintenance charges...........     (47,005)     (50,282)     (225,153)     (256,562)      (57,206)      (59,924)
 Adjustments to net assets allocated to
   contracts in payout period...........      66,912       49,201        22,525       119,146            --            --
                                         -----------  -----------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................  (1,924,750)  (5,115,162)  (19,255,520)  (17,095,513)   (8,674,850)   (6,960,401)
                                         -----------  -----------  ------------  ------------  ------------  ------------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................     (70,313)     (53,280)      (16,135)     (119,142)           --            --
                                         -----------  -----------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...  (2,459,529)  (5,679,235)  (16,689,036)  (29,498,418)    7,546,325   (15,908,409)
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  60,771,089   66,450,324   362,666,704   392,165,122   109,974,344   125,882,753
                                         -----------  -----------  ------------  ------------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD..... $58,311,560  $60,771,089  $345,977,668  $362,666,704  $117,520,669  $109,974,344
                                         ===========  ===========  ============  ============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-87

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                             EQ/JPMORGAN VALUE         EQ/LARGE CAP GROWTH         EQ/LARGE CAP VALUE
                                              OPPORTUNITIES*                 INDEX*                      INDEX*
                                         ------------------------  --------------------------  -------------------------
                                             2016         2015         2016          2015          2016         2015
                                         -----------  -----------  ------------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $  (154,232) $  (403,102) $   (475,645) $   (790,872) $   587,198  $    442,542
 Net realized gain (loss) on investments   5,727,773    6,266,035    20,170,085    32,999,372    6,140,404     6,611,938
 Net change in unrealized appreciation
   (depreciation) of investments........   9,397,815   (8,340,830)   (9,656,940)  (25,537,911)   3,114,645   (10,773,126)
                                         -----------  -----------  ------------  ------------  -----------  ------------

 Net increase (decrease) in net assets
   resulting from operations............  14,971,356   (2,477,897)   10,037,500     6,670,589    9,842,247    (3,718,646)
                                         -----------  -----------  ------------  ------------  -----------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   7,890,189    5,829,862    18,307,834    15,905,738    8,010,676     7,591,262
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................   5,594,729    5,749,968     1,357,895     2,630,363    2,311,621       667,077
 Redemptions for contract benefits and
   terminations.........................  (5,869,953)  (5,653,474)  (13,966,806)  (14,096,284)  (5,256,586)   (4,756,715)
 Contract maintenance charges...........     (48,520)     (43,579)     (152,731)     (135,095)     (57,105)      (47,993)
                                         -----------  -----------  ------------  ------------  -----------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   7,566,445    5,882,777     5,546,192     4,304,722    5,008,606     3,453,631
                                         -----------  -----------  ------------  ------------  -----------  ------------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................          --           --            --            --           (5)           --
                                         -----------  -----------  ------------  ------------  -----------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...  22,537,801    3,404,880    15,583,692    10,975,311   14,850,848      (265,015)
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  69,695,470   66,290,590   198,425,936   187,450,625   63,568,655    63,833,670
                                         -----------  -----------  ------------  ------------  -----------  ------------

NET ASSETS -- END OF YEAR OR PERIOD..... $92,233,271  $69,695,470  $214,009,628  $198,425,936  $78,419,503  $ 63,568,655
                                         ===========  ===========  ============  ============  ===========  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-88

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                            EQ/MFS INTERNATIONAL
                                                  GROWTH*                EQ/MID CAP INDEX*           EQ/MONEY MARKET*
                                         -------------------------  --------------------------  --------------------------
                                             2016          2015         2016          2015          2016          2015
                                         ------------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $   (233,407) $  (643,775) $   (668,401) $ (1,904,927) $   (871,203) $   (868,712)
 Net realized gain (loss) on investments    1,571,869    3,140,165    61,992,412    35,250,818        (3,521)       (2,573)
 Net change in unrealized appreciation
   (depreciation) of investments........     (581,895)  (3,691,922)   24,482,729   (52,701,957)        3,512         1,702
                                         ------------  -----------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations............      756,567   (1,195,532)   85,806,740   (19,356,066)     (871,212)     (869,583)
                                         ------------  -----------  ------------  ------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   14,157,235   12,984,603    46,338,609    39,579,345    58,065,847    36,872,946
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................   (1,482,577)    (424,711)    7,067,368     1,634,122   (37,476,937)  (20,712,091)
 Redemptions for contract benefits and
   terminations.........................   (6,722,964)  (7,254,421)  (29,508,770)  (31,609,338)  (15,381,680)  (17,689,481)
 Contract maintenance charges...........      (86,053)     (71,904)     (300,546)     (277,171)      (98,441)      (96,085)
 Adjustments to net assets allocated to
   contracts in payout period...........           --           --            --            --        25,921         5,451
                                         ------------  -----------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................    5,865,641    5,233,567    23,596,661     9,326,958     5,134,710    (1,619,260)
                                         ------------  -----------  ------------  ------------  ------------  ------------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................           --           --             4            --         1,161       267,035
                                         ------------  -----------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...    6,622,208    4,038,035   109,403,405   (10,029,108)    4,264,659    (2,221,808)
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................   97,854,767   93,816,732   453,039,595   463,068,703    72,549,078    74,770,886
                                         ------------  -----------  ------------  ------------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD..... $104,476,975  $97,854,767  $562,443,000  $453,039,595  $ 76,813,737  $ 72,549,078
                                         ============  ===========  ============  ============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-89

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                               EQ/OPPENHEIMER          EQ/PIMCO GLOBAL REAL      EQ/PIMCO ULTRA SHORT
                                                   GLOBAL*                    RETURN*                    BOND*
                                         --------------------------  ------------------------  ------------------------
                                             2016          2015          2016         2015         2016         2015
                                         ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $   (500,699) $ (1,148,220) $   949,997  $    46,519  $  (219,996) $  (728,878)
 Net realized gain (loss) on investments    6,045,869     5,905,110      (24,174)     (36,101)    (239,245)    (265,829)
 Net change in unrealized appreciation
   (depreciation) of investments........   (6,595,912)   (3,494,544)     658,446     (631,101)   1,073,991     (425,701)
                                         ------------  ------------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............   (1,050,742)    1,262,346    1,584,269     (620,683)     614,750   (1,420,408)
                                         ------------  ------------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   17,018,069    17,124,113    4,582,640    4,617,229    7,043,519    7,686,433
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................   (6,946,456)    7,746,048    3,048,011    4,994,635   (3,858,865)  (6,180,056)
 Redemptions for contract benefits and
   terminations.........................   (6,968,286)   (6,575,846)  (1,406,350)  (1,208,539)  (9,066,414)  (9,446,897)
 Contract maintenance charges...........      (89,776)      (74,219)     (14,635)      (7,238)     (65,495)     (70,823)
                                         ------------  ------------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................    3,013,551    18,220,096    6,209,666    8,396,087   (5,947,255)  (8,011,343)
                                         ------------  ------------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................        2,552            --        3,788          550           --           --
                                         ------------  ------------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...    1,965,361    19,482,442    7,797,723    7,775,954   (5,332,505)  (9,431,751)
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  121,247,181   101,764,739   17,167,702    9,391,748   89,088,892   98,520,643
                                         ------------  ------------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $123,212,542  $121,247,181  $24,965,425  $17,167,702  $83,756,387  $89,088,892
                                         ============  ============  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-90

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                         EQ/SMALL COMPANY            EQ/T. ROWE PRICE
                                           EQ/QUALITY BOND PLUS*              INDEX*                   GROWTH STOCK*
                                         -------------------------  --------------------------  --------------------------
                                             2016         2015          2016          2015          2016          2015
                                         -----------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $  (130,609) $   (219,887) $   (237,653) $   (841,150) $ (5,076,071) $ (4,725,540)
 Net realized gain (loss) on investments    (634,592)   (1,164,272)   17,485,560    28,809,197    38,060,834    40,026,432
 Net change in unrealized appreciation
   (depreciation) of investments........     783,424       423,993    27,173,803   (42,226,883)  (31,138,767)   (4,870,953)
                                         -----------  ------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations............      18,223      (960,166)   44,421,710   (14,258,836)    1,845,996    30,429,939
                                         -----------  ------------  ------------  ------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   4,977,220     5,752,282    18,567,163    18,533,378    51,434,654    44,051,958
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................  (3,497,429)   (3,121,809)   (4,361,688)   (2,766,212)  (10,768,985)   21,168,551
 Redemptions for contract benefits and
   terminations.........................  (8,185,942)  (10,493,251)  (16,561,168)  (17,440,963)  (24,074,425)  (23,353,280)
 Contract maintenance charges...........     (70,063)      (74,440)     (139,976)     (139,080)     (281,652)     (246,492)
 Adjustments to net assets allocated to
   contracts in payout period...........      45,296        29,858            --            --            --            --
                                         -----------  ------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................  (6,730,918)   (7,907,360)   (2,495,669)   (1,812,877)   16,309,592    41,620,737
                                         -----------  ------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................     (45,300)      (29,856)           --            --         4,226            --
                                         -----------  ------------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...  (6,757,995)   (8,897,382)   41,926,041   (16,071,713)   18,159,814    72,050,676
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  91,784,345   100,681,727   235,677,865   251,749,578   409,323,163   337,272,487
                                         -----------  ------------  ------------  ------------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD..... $85,026,350  $ 91,784,345  $277,603,906  $235,677,865  $427,482,977  $409,323,163
                                         ===========  ============  ============  ============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-91

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                              EQ/UBS GROWTH &            FIDELITY(R) VIP        FIDELITY(R) VIP EQUITY-
                                                  INCOME*            CONTRAFUND(R) PORTFOLIO       INCOME PORTFOLIO
                                         ------------------------  --------------------------  ------------------------
                                             2016         2015         2016          2015          2016         2015
                                         -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $  (143,950) $  (238,513) $ (1,904,210) $ (1,197,847) $   107,336  $   153,229
 Net realized gain (loss) on investments   1,042,000    8,737,582    34,016,159    37,951,760      402,630      671,619
 Net change in unrealized appreciation
   (depreciation) of investments........   1,820,383   (9,518,935)  (10,763,335)  (39,725,673)     883,718   (1,243,571)
                                         -----------  -----------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............   2,718,433   (1,019,866)   21,348,614    (2,971,760)   1,393,684     (418,723)
                                         -----------  -----------  ------------  ------------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   2,777,997    3,590,295    47,132,714    47,939,386    1,918,940    1,884,510
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................  (3,456,281)   2,660,171   (12,762,434)    6,309,811     (385,992)      41,810
 Redemptions for contract benefits and
   terminations.........................  (2,164,407)  (2,569,826)  (17,538,627)  (16,056,966)    (269,948)    (270,749)
 Contract maintenance charges...........     (17,307)     (16,209)     (230,983)     (200,030)     (11,836)     (10,256)
                                         -----------  -----------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................  (2,859,998)   3,664,431    16,600,670    37,992,201    1,251,164    1,645,315
                                         -----------  -----------  ------------  ------------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................          --           --             7            --           --           --
                                         -----------  -----------  ------------  ------------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...    (141,565)   2,644,565    37,949,291    35,020,441    2,644,848    1,226,592
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  34,305,756   31,661,191   311,229,563   276,209,122    7,682,971    6,456,379
                                         -----------  -----------  ------------  ------------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $34,164,191  $34,305,756  $349,178,854  $311,229,563  $10,327,819  $ 7,682,971
                                         ===========  ===========  ============  ============  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-92

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                          FIDELITY(R) VIP MID CAP    GOLDMAN SACHS VIT MID   INVESCO V.I. DIVERSIFIED
                                                 PORTFOLIO              CAP VALUE FUND             DIVIDEND FUND
                                         ------------------------  ------------------------  ------------------------
                                             2016         2015         2016         2015         2016         2015
                                         -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $  (282,548) $  (245,959) $   (21,564) $  (499,763) $    47,215  $    58,464
 Net realized gain (loss) on investments   1,693,003    3,146,169   (2,455,772)   3,423,573      458,318      263,278
 Net change in unrealized appreciation
   (depreciation) of investments........   2,344,778   (3,847,222)   7,871,195   (8,024,624)   1,953,459     (317,793)
                                         -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............   3,755,233     (947,012)   5,393,859   (5,100,814)   2,458,992        3,949
                                         -----------  -----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   8,931,762    7,761,018    6,318,041    8,768,698    9,766,088    3,884,549
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................  (1,238,277)      83,529   (2,480,052)   3,076,893    5,133,054    1,342,954
 Redemptions for contract benefits and
   terminations.........................  (1,161,720)    (742,314)  (2,532,773)  (2,557,188)    (614,297)    (317,047)
 Contract maintenance charges...........     (49,829)     (40,699)     (29,878)     (24,871)     (18,376)      (9,685)
                                         -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   6,481,936    7,061,534    1,275,338    9,263,532   14,266,469    4,900,771
                                         -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................       2,500           --        2,500        2,723           --          297
                                         -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...  10,239,669    6,114,522    6,671,697    4,165,441   16,725,461    4,905,017
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  29,387,656   23,273,134   43,663,799   39,498,358   12,045,816    7,140,799
                                         -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $39,627,325  $29,387,656  $50,335,496  $43,663,799  $28,771,277  $12,045,816
                                         ===========  ===========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-93

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                                                   INVESCO V.I.
                                            INVESCO V.I. GLOBAL     INVESCO V.I. HIGH YIELD    INTERNATIONAL GROWTH
                                             REAL ESTATE FUND                FUND                      FUND
                                         ------------------------  ------------------------  ------------------------
                                             2016         2015         2016         2015         2016         2015
                                         -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $   177,063  $ 1,523,832  $   890,815  $ 1,183,691  $    (6,006) $    64,491
 Net realized gain (loss) on investments   2,042,705    1,497,503     (599,622)    (172,560)     859,215    1,530,461
 Net change in unrealized appreciation
   (depreciation) of investments........  (1,989,877)  (5,461,569)   2,465,213   (2,442,785)  (1,939,378)  (3,849,938)
                                         -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............     229,891   (2,440,234)   2,756,406   (1,431,654)  (1,086,169)  (2,254,986)
                                         -----------  -----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..  11,485,139   12,327,066    5,130,053    5,873,041   10,276,924   10,472,530
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................    (550,730)   2,462,046      181,090    1,647,113    1,766,455    5,036,915
 Redemptions for contract benefits and
   terminations.........................  (4,632,706)  (4,131,122)  (2,347,050)  (2,031,491)  (3,078,945)  (2,853,488)
 Contract maintenance charges...........     (44,535)     (36,850)     (24,144)     (19,621)     (42,040)     (34,927)
                                         -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   6,257,168   10,621,140    2,939,949    5,469,042    8,922,394   12,621,030
                                         -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................          --           --           --          550           --           --
                                         -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...   6,487,059    8,180,906    5,696,355    4,037,938    7,836,225   10,366,044
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  71,366,028   63,185,122   28,354,604   24,316,666   53,287,409   42,921,365
                                         -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $77,853,087  $71,366,028  $34,050,959  $28,354,604  $61,123,634  $53,287,409
                                         ===========  ===========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-94

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                           INVESCO V.I. MID CAP     INVESCO V.I. SMALL CAP
                                             CORE EQUITY FUND            EQUITY FUND              IVY VIP ENERGY
                                         ------------------------  -----------------------  -------------------------
                                             2016         2015        2016         2015         2016         2015
                                         -----------  -----------  ----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $  (205,256) $  (172,432) $ (108,263) $  (108,585) $  (523,834) $   (516,957)
 Net realized gain (loss) on investments   1,098,650    1,784,925     125,477    2,103,669   (5,289,644)   (2,525,988)
 Net change in unrealized appreciation
   (depreciation) of investments........     983,259   (2,446,859)    858,738   (2,652,694)  20,239,395    (8,233,216)
                                         -----------  -----------  ----------  -----------  -----------  ------------

 Net increase (decrease) in net assets
   resulting from operations............   1,876,653     (834,366)    875,952     (657,610)  14,425,917   (11,276,161)
                                         -----------  -----------  ----------  -----------  -----------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   2,315,263    2,353,924   1,108,008    1,188,267    7,477,625     7,574,948
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................     452,696       38,125    (405,822)     812,360    1,987,076     4,733,418
 Redemptions for contract benefits and
   terminations.........................  (1,077,316)  (1,336,369)   (770,586)    (492,024)  (2,802,208)   (2,628,948)
 Contract maintenance charges...........     (10,440)      (8,854)     (5,223)      (4,517)     (28,969)      (23,625)
                                         -----------  -----------  ----------  -----------  -----------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   1,680,203    1,046,826     (73,623)   1,504,086    6,633,524     9,655,793
                                         -----------  -----------  ----------  -----------  -----------  ------------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................          --           --          --           --        4,349         1,653
                                         -----------  -----------  ----------  -----------  -----------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...   3,556,856      212,460     802,329      846,476   21,063,790    (1,618,715)
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  14,796,134   14,583,674   8,734,918    7,888,442   39,274,864    40,893,579
                                         -----------  -----------  ----------  -----------  -----------  ------------

NET ASSETS -- END OF YEAR OR PERIOD..... $18,352,990  $14,796,134  $9,537,247  $ 8,734,918  $60,338,654  $ 39,274,864
                                         ===========  ===========  ==========  ===========  ===========  ============

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-95

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                                                     IVY VIP SMALL CAP
                                             IVY VIP HIGH INCOME       IVY VIP MID CAP GROWTH             GROWTH
                                         --------------------------  --------------------------  ------------------------
                                             2016          2015          2016          2015          2016         2015
                                         ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $ 10,558,587  $  8,349,642  $ (1,188,954) $ (1,096,652) $  (240,321) $  (205,401)
 Net realized gain (loss) on investments   (5,014,402)    1,122,995     4,869,005     9,315,956     (223,749)   1,525,029
 Net change in unrealized appreciation
   (depreciation) of investments........   18,813,995   (23,098,017)    1,015,950   (14,731,440)     883,873   (2,184,198)
                                         ------------  ------------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............   24,358,180   (13,625,380)    4,696,001    (6,512,136)     419,803     (864,570)
                                         ------------  ------------  ------------  ------------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   27,384,324    30,707,129    14,722,453    14,498,092    3,378,547    3,013,749
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................   (6,405,265)   (5,626,112)    1,918,491     6,617,966   (2,978,916)   7,970,625
 Redemptions for contract benefits and
   terminations.........................  (13,048,919)  (13,335,988)   (5,649,050)   (5,441,694)  (1,323,748)  (1,153,386)
 Contract maintenance charges...........     (123,209)     (104,749)      (64,408)      (52,809)     (14,371)      (9,523)
                                         ------------  ------------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................    7,806,931    11,640,280    10,927,486    15,621,555     (938,488)   9,821,465
                                         ------------  ------------  ------------  ------------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................          740         1,615            --            --           (5)          --
                                         ------------  ------------  ------------  ------------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...   32,165,851    (1,983,485)   15,623,487     9,109,419     (518,690)   8,956,895
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  162,880,852   164,864,337    88,710,649    79,601,230   19,871,368   10,914,473
                                         ------------  ------------  ------------  ------------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $195,046,703  $162,880,852  $104,334,136  $ 88,710,649  $19,352,678  $19,871,368
                                         ============  ============  ============  ============  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-96

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                              LAZARD RETIREMENT
                                              EMERGING MARKETS          MFS(R) INTERNATIONAL      MFS(R) INVESTORS TRUST
                                              EQUITY PORTFOLIO             VALUE PORTFOLIO                SERIES
                                         --------------------------  --------------------------  ------------------------
                                             2016          2015          2016          2015          2016         2015
                                         ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $   (194,395) $    (41,870) $   (156,728) $  1,181,495  $   (82,555) $   (67,177)
 Net realized gain (loss) on investments   (7,087,251)   (2,300,228)   13,854,024    10,892,050    1,542,873    1,963,196
 Net change in unrealized appreciation
   (depreciation) of investments........   33,067,003   (29,324,061)   (7,675,455)   (4,081,984)    (580,074)  (2,040,908)
                                         ------------  ------------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............   25,785,357   (31,666,159)    6,021,841     7,991,561      880,244     (144,889)
                                         ------------  ------------  ------------  ------------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   24,392,121    25,735,744    50,700,154    40,238,303    1,387,669    1,384,838
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................   (2,355,934)    8,474,779    24,028,059    25,836,301     (172,889)    (558,838)
 Redemptions for contract benefits and
   terminations.........................   (8,416,068)   (7,677,811)  (14,546,592)  (11,892,553)    (792,842)    (767,662)
 Contract maintenance charges...........     (110,624)      (94,343)     (194,493)     (137,496)      (7,488)      (7,502)
                                         ------------  ------------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   13,509,495    26,438,369    59,987,128    54,044,555      414,450       50,836
                                         ------------  ------------  ------------  ------------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................           --            --            11         3,275           --           --
                                         ------------  ------------  ------------  ------------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...   39,294,852    (5,227,790)   66,008,980    62,039,391    1,294,694      (94,053)
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  126,884,845   132,112,635   230,013,509   167,974,118   12,058,482   12,152,535
                                         ------------  ------------  ------------  ------------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $166,179,697  $126,884,845  $296,022,489  $230,013,509  $13,353,176  $12,058,482
                                         ============  ============  ============  ============  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-97

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                           MFS(R) MASSACHUSETTS
                                             INVESTORS GROWTH          MFS(R) TECHNOLOGY
                                           STOCK PORTFOLIO(B)(C)           PORTFOLIO          MFS(R) UTILITIES SERIES
                                         ------------------------  ------------------------  -------------------------
                                             2016         2015         2016         2015         2016         2015
                                         -----------  -----------  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $  (100,616) $   (51,717) $  (817,480) $  (580,191) $ 2,309,859  $  2,713,584
 Net realized gain (loss) on investments   1,407,781      916,433    5,276,900    5,178,252   (1,950,404)    8,976,591
 Net change in unrealized appreciation
   (depreciation) of investments........    (817,482)  (1,155,150)     311,804     (610,593)   8,141,160   (27,913,715)
                                         -----------  -----------  -----------  -----------  -----------  ------------

 Net increase (decrease) in net assets
   resulting from operations............     489,683     (290,434)   4,771,224    3,987,468    8,500,615   (16,223,540)
                                         -----------  -----------  -----------  -----------  -----------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   1,978,176    1,116,230   11,430,411    7,999,917   13,162,616    16,241,960
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................   1,402,495   10,230,238    5,785,593    8,249,339   (4,830,518)   (6,118,581)
 Redemptions for contract benefits and
   terminations.........................    (820,888)    (482,609)  (4,698,603)  (3,256,494)  (6,286,201)   (6,702,019)
 Contract maintenance charges...........      (8,381)      (5,631)     (40,683)     (25,370)     (61,286)      (53,059)
                                         -----------  -----------  -----------  -----------  -----------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   2,551,402   10,858,228   12,476,718   12,967,392    1,984,611     3,368,301
                                         -----------  -----------  -----------  -----------  -----------  ------------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................          --           --           --           --           --         1,598
                                         -----------  -----------  -----------  -----------  -----------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...   3,041,085   10,567,794   17,247,942   16,954,860   10,485,226   (12,853,641)
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  10,567,794           --   57,344,737   40,389,877   86,414,399    99,268,040
                                         -----------  -----------  -----------  -----------  -----------  ------------

NET ASSETS -- END OF YEAR OR PERIOD..... $13,608,879  $10,567,794  $74,592,679  $57,344,737  $96,899,625  $ 86,414,399
                                         ===========  ===========  ===========  ===========  ===========  ============

-----------
The accompanying notes are an integral part of these financial statements.
(b)Units were made available on March 27, 2015.
(c)MFS(R) Massachusetts Investors Growth Stock Portfolio replaced MFS(R) Investors Growth Stock Series due to a fund merger on March 27, 2015.

                                    FSA-98

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                MULTIMANAGER              MULTIMANAGER CORE         MULTIMANAGER MID CAP
                                             AGGRESSIVE EQUITY*                 BOND*                     GROWTH*
                                         --------------------------  --------------------------  -------------------------
                                             2016          2015          2016          2015          2016         2015
                                         ------------  ------------  ------------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $ (1,980,267) $ (4,607,875) $  1,035,625  $    863,330  $  (815,213) $ (1,021,770)
 Net realized gain (loss) on investments   29,434,849    27,399,779    (1,253,178)   (1,945,759)     (34,598)    9,508,706
 Net change in unrealized appreciation
   (depreciation) of investments........  (14,510,194)   (3,090,422)    1,933,362      (232,836)   4,322,323   (10,536,292)
                                         ------------  ------------  ------------  ------------  -----------  ------------

 Net increase (decrease) in net assets
   resulting from operations............   12,944,388    19,701,482     1,715,809    (1,315,265)   3,472,512    (2,049,356)
                                         ------------  ------------  ------------  ------------  -----------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   10,008,513    10,772,092    10,236,424    11,748,750    2,830,047     3,056,052
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................  (21,096,825)  (14,078,648)   (4,851,970)   (5,275,040)  (3,829,791)     (851,169)
 Redemptions for contract benefits and
   terminations.........................  (43,799,656)  (50,771,076)  (10,909,949)  (12,759,771)  (5,810,587)   (5,866,247)
 Contract maintenance charges...........     (400,747)     (433,974)      (93,229)      (93,403)     (38,429)      (44,537)
 Adjustments to net assets allocated to
   contracts in payout period...........      103,964        77,632            --            --           --            --
                                         ------------  ------------  ------------  ------------  -----------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................  (55,184,751)  (54,433,974)   (5,618,724)   (6,379,464)  (6,848,760)   (3,705,901)
                                         ------------  ------------  ------------  ------------  -----------  ------------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................       66,153      (107,172)           (4)           --           --            --
                                         ------------  ------------  ------------  ------------  -----------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...  (42,174,210)  (34,839,664)   (3,902,919)   (7,694,729)  (3,376,248)   (5,755,257)
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  598,677,077   633,516,741   120,439,862   128,134,591   72,946,724    78,701,981
                                         ------------  ------------  ------------  ------------  -----------  ------------

NET ASSETS -- END OF YEAR OR PERIOD..... $556,502,867  $598,677,077  $116,536,943  $120,439,862  $69,570,476  $ 72,946,724
                                         ============  ============  ============  ============  ===========  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-99

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                            MULTIMANAGER MID CAP           MULTIMANAGER            OPPENHEIMER MAIN
                                                   VALUE*                   TECHNOLOGY*            STREET FUND(R)/VA
                                         -------------------------  --------------------------  ----------------------
                                             2016         2015          2016          2015         2016        2015
                                         -----------  ------------  ------------  ------------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $  (131,502) $   (368,846) $ (1,833,255) $ (1,918,749) $   (6,896) $   (9,184)
 Net realized gain (loss) on investments   3,149,915     4,349,016    18,307,549    23,670,376     429,474     443,239
 Net change in unrealized appreciation
   (depreciation) of investments........   5,745,210    (7,860,004)   (6,122,208)  (14,489,931)    (68,519)   (388,538)
                                         -----------  ------------  ------------  ------------  ----------  ----------

 Net increase (decrease) in net assets
   resulting from operations............   8,763,623    (3,879,834)   10,352,086     7,261,696     354,059      45,517
                                         -----------  ------------  ------------  ------------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   1,978,905     2,263,689     6,934,821     7,491,951   1,044,219     676,210
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................  (2,319,701)   (3,035,988)   (9,781,104)   (3,290,930)    167,475     102,722
 Redemptions for contract benefits and
   terminations.........................  (4,876,964)   (5,807,965)  (11,287,740)  (11,074,402)   (147,655)    (94,451)
 Contract maintenance charges...........     (31,149)      (33,880)      (86,131)      (85,285)     (3,927)     (2,795)
                                         -----------  ------------  ------------  ------------  ----------  ----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................  (5,248,909)   (6,614,144)  (14,220,154)   (6,958,666)  1,060,112     681,686
                                         -----------  ------------  ------------  ------------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS...   3,514,714   (10,493,978)   (3,868,068)      303,030   1,414,171     727,203
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  53,687,366    64,181,344   148,779,243   148,476,213   2,773,168   2,045,965
                                         -----------  ------------  ------------  ------------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD..... $57,202,080  $ 53,687,366  $144,911,175  $148,779,243  $4,187,339  $2,773,168
                                         ===========  ============  ============  ============  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-100

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                  PIMCO
                                          COMMODITYREALRETURN(R)         TARGET 2015               TARGET 2025
                                            STRATEGY PORTFOLIO           ALLOCATION*               ALLOCATION*
                                         -----------------------  ------------------------  ------------------------
                                            2016         2015         2016         2015         2016         2015
                                         ----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $  (10,033) $   165,453  $    43,206  $   (25,226) $   149,482  $    14,771
 Net realized gain (loss) on investments   (872,688)    (733,882)     119,579      274,155      665,183    1,513,365
 Net change in unrealized appreciation
   (depreciation) of investments........  1,679,043   (1,141,016)     798,698     (993,286)   2,665,042   (3,332,037)
                                         ----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............    796,322   (1,709,445)     961,483     (744,357)   3,479,707   (1,803,901)
                                         ----------  -----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..  1,445,752    1,630,575    2,483,111    3,055,402    7,527,022    7,436,612
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................   (154,477)      98,451   (1,373,328)  (1,097,738)  (1,183,865)     422,081
 Redemptions for contract benefits and
   terminations.........................   (257,282)    (211,687)  (2,729,050)  (3,048,775)  (3,359,079)  (3,914,104)
 Contract maintenance charges...........     (6,863)      (6,585)     (12,652)     (13,324)     (45,010)     (43,966)
                                         ----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................  1,027,130    1,510,754   (1,631,919)  (1,104,435)   2,939,068    3,900,623
                                         ----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................         --        1,826           --           --           --           --
                                         ----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...  1,823,452     (196,865)    (670,436)  (1,848,792)   6,418,775    2,096,722
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  5,192,221    5,389,086   22,956,812   24,805,604   53,746,972   51,650,250
                                         ----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $7,015,673  $ 5,192,221  $22,286,376  $22,956,812  $60,165,747  $53,746,972
                                         ==========  ===========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-101

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                TARGET 2035               TARGET 2045             TARGET 2055
                                                ALLOCATION*               ALLOCATION*           ALLOCATION*(A)
                                         ------------------------  ------------------------  --------------------
                                             2016         2015         2016         2015        2016       2015
                                         -----------  -----------  -----------  -----------  ----------  --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $   127,382  $    32,352  $   110,201  $    50,768  $   17,647  $  5,825
 Net realized gain (loss) on investments     547,956    1,713,105      647,109    1,337,737     128,059      (170)
 Net change in unrealized appreciation
   (depreciation) of investments........   3,033,540   (3,456,752)   2,779,050   (2,945,712)     49,879   (19,362)
                                         -----------  -----------  -----------  -----------  ----------  --------

 Net increase (decrease) in net assets
   resulting from operations............   3,708,878   (1,711,295)   3,536,360   (1,557,207)    195,585   (13,707)
                                         -----------  -----------  -----------  -----------  ----------  --------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   8,868,499    7,950,896    8,767,332    7,583,709   1,898,137   366,107
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................  (1,040,217)     (76,627)  (1,390,988)   1,122,924     648,210   186,017
 Redemptions for contract benefits and
   terminations.........................  (2,471,705)  (2,319,092)  (1,772,408)  (1,814,246)    (45,742)       --
 Contract maintenance charges...........     (72,353)     (67,887)     (94,460)     (82,560)     (8,725)     (305)
                                         -----------  -----------  -----------  -----------  ----------  --------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   5,284,224    5,487,290    5,509,476    6,809,827   2,491,880   551,819
                                         -----------  -----------  -----------  -----------  ----------  --------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................           4           --           --           --         393         9
                                         -----------  -----------  -----------  -----------  ----------  --------

NET INCREASE (DECREASE) IN NET ASSETS...   8,993,106    3,775,995    9,045,836    5,252,620   2,687,858   538,121
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  51,706,880   47,930,885   43,122,855   37,870,235     538,121        --
                                         -----------  -----------  -----------  -----------  ----------  --------

NET ASSETS -- END OF YEAR OR PERIOD..... $60,699,986  $51,706,880  $52,168,691  $43,122,855  $3,225,979   538,121
                                         ===========  ===========  ===========  ===========  ==========  ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on May 26, 2015.

                                    FSA-102

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                 TEMPLETON GLOBAL          VANECK VIP GLOBAL
                                                                   BOND VIP FUND           HARD ASSETS FUND
                                                             ------------------------  ------------------------
                                                                 2016         2015         2016         2015
                                                             -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $  (597,144) $ 2,882,547  $  (184,703) $  (225,645)
 Net realized gain (loss) on investments....................  (2,042,441)    (492,015)  (4,033,398)  (1,223,149)
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   3,796,656   (4,904,619)  11,213,758   (5,869,339)
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   1,157,071   (2,514,087)   6,995,657   (7,318,133)
                                                             -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................  12,347,109   13,575,804    2,737,396    2,884,845
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  (2,002,781)    (522,486)   2,521,413    2,573,811
 Redemptions for contract benefits and terminations.........  (2,115,960)  (1,563,290)  (1,683,385)  (1,196,843)
 Contract maintenance charges...............................     (61,241)     (51,633)     (10,905)      (9,746)
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   8,167,127   11,438,395    3,564,519    4,252,067
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................       1,900          198           --           --
                                                             -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................   9,326,098    8,924,506   10,560,176   (3,066,066)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  47,350,857   38,426,351   15,257,397   18,323,463
                                                             -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $56,676,955  $47,350,857  $25,817,573  $15,257,397
                                                             ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-103

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

The change in units outstanding for the years or periods ended December 31, 2016 and 2015 were as follows:

                                                                                    2016                        2015
                                                                         --------------------------  --------------------------
                                                                          UNITS   UNITS      NET      UNITS   UNITS      NET
                                                                         ISSUED  REDEEMED  INCREASE  ISSUED  REDEEMED  INCREASE
                                                             SHARE CLASS (000'S) (000'S)  (DECREASE) (000'S) (000'S)  (DECREASE)
                                                             ----------- ------- -------- ---------- ------- -------- ----------
1290 VT SOCIALLY RESPONSIBLE................................     B          35      (45)      (10)      61      (58)        3

ALL ASSET AGGRESSIVE-ALT 25.................................     B          49      (21)       28       54      (22)       32

1290 VT SOCIALLY RESPONSIBLE................................     B          35      (45)      (10)      61      (58)        3

ALL ASSET GROWTH-ALT 20.....................................     B          76      (63)       13       78      (74)        4

ALL ASSET MODERATE GROWTH-ALT 15............................     B          38      (17)       21       35      (11)       24

AMERICAN CENTURY VP MID CAP VALUE FUND......................  CLASS II     106      (25)       81       71      (15)       56

AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/............  CLASS 4      177      (62)      115      174      (57)      117

AXA 400 MANAGED VOLATILITY..................................     B          31      (10)       21       15      (11)        4

AXA 500 MANAGED VOLATILITY..................................     B          53      (36)       17       42      (31)       11

AXA 2000 MANAGED VOLATILITY.................................     B          23      (16)        7       13      (10)        3

AXA AGGRESSIVE ALLOCATION...................................     B         427     (426)        1      472     (419)       53

AXA BALANCED STRATEGY.......................................     A          --       --        --       --       (1)       (1)
AXA BALANCED STRATEGY.......................................     B         168      (90)       78      171      (74)       97

AXA CONSERVATIVE ALLOCATION.................................     B         140     (168)      (28)     178     (220)      (42)

AXA CONSERVATIVE GROWTH STRATEGY............................     B          59      (36)       23       64      (34)       30

AXA CONSERVATIVE STRATEGY...................................     B          29      (16)       13       31      (18)       13

AXA CONSERVATIVE-PLUS ALLOCATION............................     B         215     (240)      (25)     249     (263)      (14)

AXA GLOBAL EQUITY MANAGED VOLATILITY........................     B         117     (249)     (132)     125     (237)     (112)

AXA INTERNATIONAL CORE MANAGED VOLATILITY...................     B         144     (207)      (63)     158     (216)      (58)

AXA INTERNATIONAL MANAGED VOLATILITY........................     B          20      (17)        3       26      (11)       15

AXA INTERNATIONAL VALUE MANAGED VOLATILITY..................     B         118     (193)      (75)     131     (204)      (73)

AXA LARGE CAP CORE MANAGED VOLATILITY.......................     B          18      (35)      (17)      24      (40)      (16)

AXA LARGE CAP GROWTH MANAGED VOLATILITY.....................     B         151     (354)     (203)     172     (359)     (187)

AXA LARGE CAP VALUE MANAGED VOLATILITY......................     A         220     (580)     (360)     244     (589)     (345)
AXA LARGE CAP VALUE MANAGED VOLATILITY......................     B          23      (90)      (67)      30      (93)      (63)

AXA MID CAP VALUE MANAGED VOLATILITY........................     B         113     (254)     (141)     121     (263)     (142)

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-104

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015


                                                                                    2016                        2015
                                                                         --------------------------  --------------------------
                                                                          UNITS   UNITS      NET      UNITS   UNITS      NET
                                                                         ISSUED  REDEEMED  INCREASE  ISSUED  REDEEMED  INCREASE
                                                             SHARE CLASS (000'S) (000'S)  (DECREASE) (000'S) (000'S)  (DECREASE)
                                                             ----------- ------- -------- ---------- ------- -------- ----------
AXA MODERATE ALLOCATION.....................................      A        655    (1,588)    (933)     751    (1,755)   (1,004)
AXA MODERATE ALLOCATION.....................................      B        488      (438)      50      512      (388)      124

AXA MODERATE GROWTH STRATEGY................................      B        134       (46)      88      141       (41)      100

AXA MODERATE-PLUS ALLOCATION................................      B        698      (820)    (122)     732      (798)      (66)

AXA SMARTBETA EQUITY........................................      B          3        --        3        1        (1)       --

AXA/AB DYNAMIC MODERATE GROWTH..............................      B         39       (25)      14       50       (25)       25

1290 VT SOCIALLY RESPONSIBLE................................      B         35       (45)     (10)      61       (58)        3

AXA/AB SMALL CAP GROWTH.....................................      A         57      (125)     (68)      68      (136)      (68)
AXA/AB SMALL CAP GROWTH.....................................      B         50       (48)       2       55       (53)        2

AXA/CLEARBRIDGE LARGE CAP GROWTH............................      B         86      (221)    (135)     129      (218)      (89)

AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND.................      B         21        (2)      19        8        (1)        7

AXA/FRANKLIN BALANCED MANAGED VOLATILITY....................      B         94      (136)     (42)     129      (141)      (12)

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY.............      B         20       (24)      (4)      17       (27)      (10)

AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY........      B         76      (122)     (46)     102      (102)       --

AXA/HORIZON SMALL CAP VALUE.................................      B          2        --        2        1        --         1

AXA/JANUS ENTERPRISE........................................      B        199      (261)     (62)     226      (218)        8

AXA/LOOMIS SAYLES GROWTH....................................      B        122       (59)      63       38       (38)       --

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY..............      B         15       (29)     (14)      14       (36)      (22)

AXA/PACIFIC GLOBAL SMALL CAP VALUE..........................      B          3        --        3        1        --         1

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY..............      B         50       (68)     (18)      57       (63)       (6)

CHARTER/SM/ MULTI-SECTOR BOND...............................      A         34       (65)     (31)      42       (74)      (32)
CHARTER/SM/ MULTI-SECTOR BOND...............................      B         38       (45)      (7)      40       (46)       (6)

CHARTER/SM/ REAL ASSETS.....................................      B          2        (1)       1       --        --        --

CHARTER/SM/ SMALL CAP GROWTH................................      B         26       (47)     (21)      34       (57)      (23)

CHARTER/SM/ SMALL CAP VALUE.................................      B         32       (67)     (35)      33       (66)      (33)

EQ/BLACKROCK BASIC VALUE EQUITY.............................      B        354      (323)      31      353      (311)       42

EQ/BOSTON ADVISORS EQUITY INCOME............................      B         65      (100)     (35)      74      (100)      (26)

EQ/CAPITAL GUARDIAN RESEARCH................................      B         63      (120)     (57)      88      (135)      (47)

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-105

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                                     2016                        2015
                                                                         ---------------------------  --------------------------
                                                                          UNITS   UNITS       NET      UNITS   UNITS      NET
                                                                         ISSUED  REDEEMED   INCREASE  ISSUED  REDEEMED  INCREASE
                                                             SHARE CLASS (000'S) (000'S)   (DECREASE) (000'S) (000'S)  (DECREASE)
                                                             ----------- ------- --------  ---------- ------- -------- ----------
EQ/COMMON STOCK INDEX.......................................      A          188     (558)    (370)      244     (607)    (363)
EQ/COMMON STOCK INDEX.......................................      B          134     (123)      11       104     (122)     (18)

EQ/CORE BOND INDEX..........................................      B          181     (153)      28       180     (173)       7

EQ/EMERGING MARKETS EQUITY PLUS.............................      B           42      (24)      18        37      (16)      21

EQ/EQUITY 500 INDEX.........................................      A          302     (346)     (44)      303     (350)     (47)
EQ/EQUITY 500 INDEX.........................................      B          511     (218)     293       436     (211)     225

EQ/GAMCO MERGERS AND ACQUISITIONS...........................      B           15      (26)     (11)       17      (31)     (14)

EQ/GAMCO SMALL COMPANY VALUE................................      B          470     (353)     117       448     (355)      93

1290 VT SOCIALLY RESPONSIBLE................................      B           35      (45)     (10)       61      (58)       3

EQ/GLOBAL BOND PLUS.........................................      B           64     (107)     (43)       77     (134)     (57)

EQ/HIGH YIELD BOND..........................................      B           42      (19)      23        39      (14)      25

EQ/INTERMEDIATE GOVERNMENT BOND.............................      A           29      (47)     (18)       27      (47)     (20)
EQ/INTERMEDIATE GOVERNMENT BOND.............................      B           29      (20)       9         9      (22)     (13)

EQ/INTERNATIONAL EQUITY INDEX...............................      A          201     (322)    (121)      217     (329)    (112)
EQ/INTERNATIONAL EQUITY INDEX...............................      B           34      (73)     (39)       57      (66)      (9)

EQ/INVESCO COMSTOCK.........................................      B           69     (126)     (57)       96     (141)     (45)

EQ/JPMORGAN VALUE OPPORTUNITIES.............................      B          114      (69)      45       108      (73)      35

EQ/LARGE CAP GROWTH INDEX...................................      B          275     (235)      40       281     (252)      29

EQ/LARGE CAP VALUE INDEX....................................      B          182     (131)      51       181     (144)      37

EQ/MFS INTERNATIONAL GROWTH.................................      B          137      (99)      38       136     (106)      30

EQ/MID CAP INDEX............................................      B          454     (312)     142       356     (302)      54

EQ/MONEY MARKET.............................................      A       20,980  (20,803)     177    15,536  (15,514)      22
EQ/MONEY MARKET.............................................      B      153,516 (149,689)   3,827    97,822  (96,559)   1,263

EQ/OPPENHEIMER GLOBAL.......................................      B          185     (162)      23       244     (121)     123

EQ/PIMCO GLOBAL REAL RETURN.................................      B          118      (57)      61       138      (50)      88

EQ/PIMCO ULTRA SHORT BOND...................................      A           --       --       --        --       (1)      (1)
EQ/PIMCO ULTRA SHORT BOND...................................      B          105     (164)     (59)      111     (186)     (75)

EQ/QUALITY BOND PLUS........................................      A           28      (61)     (33)       32      (70)     (38)

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-106

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                                        2016                        2015
                                                                             --------------------------  ----------------
                                                                              UNITS   UNITS      NET      UNITS   UNITS
                                                                             ISSUED  REDEEMED  INCREASE  ISSUED  REDEEMED
                                                               SHARE CLASS   (000'S) (000'S)  (DECREASE) (000'S) (000'S)
                                                             --------------- ------- -------- ---------- ------- --------
EQ/QUALITY BOND PLUS........................................        B           28      (34)       (6)      20      (30)

EQ/SMALL COMPANY INDEX......................................        B          141     (148)       (7)     137     (143)

EQ/T. ROWE PRICE GROWTH STOCK...............................        B          458     (367)       91      497     (270)

EQ/UBS GROWTH & INCOME......................................        B           45      (61)      (16)      92      (67)

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO..................... SERVICE CLASS 2   366     (262)      104      425     (206)

FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO..................... SERVICE CLASS 2    16       (8)        8       15       (4)

FIDELITY(R) VIP MID CAP PORTFOLIO........................... SERVICE CLASS 2    68      (25)       43       61      (18)

GOLDMAN SACHS VIT MID CAP VALUE FUND........................ SERVICE SHARES     66      (61)        5      127      (66)

INVESCO V.I. DIVERSIFIED DIVIDEND FUND......................    SERIES II      102      (14)       88       40       (8)

INVESCO V.I. GLOBAL REAL ESTATE FUND........................    SERIES II      134      (93)       41      184     (113)

1290 VT SOCIALLY RESPONSIBLE................................        B           35      (45)      (10)      61      (58)

INVESCO V.I. HIGH YIELD FUND................................    SERIES II       79      (54)       25       95      (49)

INVESCO V.I. INTERNATIONAL GROWTH FUND......................    SERIES II      143      (71)       72      160      (60)

INVESCO V.I. MID CAP CORE EQUITY FUND.......................    SERIES II       28      (16)       12       29      (21)

INVESCO V.I. SMALL CAP EQUITY FUND..........................    SERIES II       13      (12)        1       17       (9)

IVY VIP ENERGY..............................................  COMMON SHARES    238     (171)       67      217     (132)

IVY VIP HIGH INCOME.........................................  COMMON SHARES    305     (252)       53      345     (263)

IVY VIP MID CAP GROWTH......................................  COMMON SHARES    209     (125)       84      214     (100)

IVY VIP SMALL CAP GROWTH....................................  COMMON SHARES     60      (69)       (9)     151      (76)

LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO......... SERVICE SHARES    475     (324)      151      510     (228)

MFS(R) INTERNATIONAL VALUE PORTFOLIO........................  SERVICE CLASS    587     (218)      369      514     (175)

MFS(R) INVESTORS TRUST SERIES...............................  SERVICE CLASS     19      (15)        4       15      (15)

MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO.......  SERVICE CLASS     26      (12)       14       66      (11)

MFS(R) TECHNOLOGY PORTFOLIO.................................  SERVICE CLASS    162     (102)       60      139      (76)

MFS(R) UTILITIES SERIES.....................................  SERVICE CLASS    145     (133)       12      192     (171)

MULTIMANAGER AGGRESSIVE EQUITY..............................        A          198     (597)     (399)     259     (651)
MULTIMANAGER AGGRESSIVE EQUITY..............................        B           17      (41)      (24)      21      (40)

                                                             ----------
                                                                NET
                                                              INCREASE
                                                             (DECREASE)
                                                             ----------
EQ/QUALITY BOND PLUS........................................     (10)

EQ/SMALL COMPANY INDEX......................................      (6)

EQ/T. ROWE PRICE GROWTH STOCK...............................     227

EQ/UBS GROWTH & INCOME......................................      25

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.....................     219

FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.....................      11

FIDELITY(R) VIP MID CAP PORTFOLIO...........................      43

GOLDMAN SACHS VIT MID CAP VALUE FUND........................      61

INVESCO V.I. DIVERSIFIED DIVIDEND FUND......................      32

INVESCO V.I. GLOBAL REAL ESTATE FUND........................      71

1290 VT SOCIALLY RESPONSIBLE................................       3

INVESCO V.I. HIGH YIELD FUND................................      46

INVESCO V.I. INTERNATIONAL GROWTH FUND......................     100

INVESCO V.I. MID CAP CORE EQUITY FUND.......................       8

INVESCO V.I. SMALL CAP EQUITY FUND..........................       8

IVY VIP ENERGY..............................................      85

IVY VIP HIGH INCOME.........................................      82

IVY VIP MID CAP GROWTH......................................     114

IVY VIP SMALL CAP GROWTH....................................      75

LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.........     282

MFS(R) INTERNATIONAL VALUE PORTFOLIO........................     339

MFS(R) INVESTORS TRUST SERIES...............................      --

MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO.......      55

MFS(R) TECHNOLOGY PORTFOLIO.................................      63

MFS(R) UTILITIES SERIES.....................................      21

MULTIMANAGER AGGRESSIVE EQUITY..............................    (392)
MULTIMANAGER AGGRESSIVE EQUITY..............................     (19)

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-107

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                                       2016                        2015
                                                                            --------------------------  ----------------
                                                                             UNITS   UNITS      NET      UNITS   UNITS
                                                                            ISSUED  REDEEMED  INCREASE  ISSUED  REDEEMED
                                                              SHARE CLASS   (000'S) (000'S)  (DECREASE) (000'S) (000'S)
                                                             -------------- ------- -------- ---------- ------- --------
MULTIMANAGER CORE BOND......................................       B            113    (152)    (39)       143    (187)

MULTIMANAGER MID CAP GROWTH.................................       B             30     (70)    (40)        48     (67)

MULTIMANAGER MID CAP VALUE..................................       B             18     (45)    (27)        18     (51)

MULTIMANAGER TECHNOLOGY.....................................       B            102    (176)    (74)       140    (176)

OPPENHEIMER MAIN STREET FUND(R)/VA.......................... SERVICE CLASS        8      (2)      6          4      (1)

PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO............. ADVISOR CLASS       34     (17)     17         34     (13)

TARGET 2015 ALLOCATION......................................       B             29     (43)    (14)        36     (46)

TARGET 2025 ALLOCATION......................................       B             84     (60)     24         92     (60)

TARGET 2035 ALLOCATION......................................       B             83     (44)     39         81     (40)

TARGET 2045 ALLOCATION......................................       B             79     (37)     42         79     (26)

TARGET 2055 ALLOCATION......................................       B             29      (3)     26          7      (1)

TEMPLETON GLOBAL BOND VIP FUND..............................    CLASS 2         147     (72)     75        151     (52)

VANECK VIP GLOBAL HARD ASSETS FUND.......................... CLASS S SHARES     213    (151)     62        135     (66)

                                                             ----------
                                                                NET
                                                              INCREASE
                                                             (DECREASE)
                                                             ----------
MULTIMANAGER CORE BOND......................................    (44)

MULTIMANAGER MID CAP GROWTH.................................    (19)

MULTIMANAGER MID CAP VALUE..................................    (33)

MULTIMANAGER TECHNOLOGY.....................................    (36)

OPPENHEIMER MAIN STREET FUND(R)/VA..........................      3

PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.............     21

TARGET 2015 ALLOCATION......................................    (10)

TARGET 2025 ALLOCATION......................................     32

TARGET 2035 ALLOCATION......................................     41

TARGET 2045 ALLOCATION......................................     53

TARGET 2055 ALLOCATION......................................      6

TEMPLETON GLOBAL BOND VIP FUND..............................     99

VANECK VIP GLOBAL HARD ASSETS FUND..........................     69

-----------
The accompanying notes are an integral part of these financial statements.
The -- on the Units Issued and Units Redeemed section may represent no units issued and units redeemed or units issued and units redeemed of less than 500.

                                    FSA-108

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2016

1. Organization

   AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account A ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account follows the investment company and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 -- Investment Companies, which is part of accounting principles generally accepted in the United States of America ("GAAP"). The Account has Variable Investment Options, each of which invests in shares of a mutual fund portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Century Variable Portfolios, Inc., American Funds Insurance Series(R), AXA Premier VIP Trust ("VIP"), EQ Advisors Trust ("EQAT"), Fidelity(R) Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Ivy Variable Insurance Portfolios, Lazard Retirement Series, Inc., MFS(R) Variable Insurance Trusts, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust and VanEck VIP Trust, (collectively, "the Trusts"). The Trusts are open-ended investment management companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

   The Account consists of the Variable Investment Options listed below. The Account presents, for each of these Variable Investment Options, a Statement of Assets and Liabilities as of December 31, 2016, a Statement of Operations for the year ended December 31, 2016, and a Statement of Changes in Net Assets for the years or periods ended December 31, 2016 and 2015, except as otherwise indicated below:

     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
   .   Invesco V.I. Diversified Dividend Fund
   .   Invesco V.I. Global Real Estate Fund
   .   Invesco V.I. High Yield Fund
   .   Invesco V.I. International Growth Fund
   .   Invesco V.I. Mid Cap Core Equity Fund
   .   Invesco V.I. Small Cap Equity Fund

     AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
   .   American Century VP Mid Cap Value Fund

     AMERICAN FUNDS INSURANCE SERIES(R)
   .   American Funds Insurance Series(R) Bond Fund/SM/

     AXA PREMIER VIP TRUST*
   .   AXA Aggressive Allocation
   .   AXA Conservative Allocation
   .   AXA Conservative-Plus Allocation
   .   AXA Moderate Allocation
   .   AXA Moderate-Plus Allocation
   .   Charter/SM/ International Moderate/(10)/
   .   Charter/SM/ Multi-Sector Bond
   .   Charter/SM/ Real Assets/(10)/
   .   Charter/SM/ Small Cap Growth
   .   Charter/SM/ Small Cap Value
   .   Target 2015 Allocation
   .   Target 2025 Allocation
   .   Target 2035 Allocation
   .   Target 2045 Allocation
   .   Target 2055 Allocation/(10)/

     EQ ADVISORS TRUST*
   .   1290 VT Socially Responsible/(1)/
   .   All Asset Aggressive-Alt 25
   .   All Asset Growth-Alt 20
   .   All Asset Moderate Growth-Alt 15
   .   AXA 400 Managed Volatility
   .   AXA 500 Managed Volatility
   .   AXA 2000 Managed Volatility
   .   AXA Balanced Strategy
   .   AXA Conservative Growth Strategy
   .   AXA Conservative Strategy
   .   AXA Global Equity Managed Volatility
   .   AXA Growth Strategy
   .   AXA International Core Managed Volatility
   .   AXA International Managed Volatility
   .   AXA International Value Managed Volatility
   .   AXA Large Cap Core Managed Volatility
   .   AXA Large Cap Growth Managed Volatility
   .   AXA Large Cap Value Managed Volatility
   .   AXA Mid Cap Value Managed Volatility
   .   AXA Moderate Growth Strategy
   .   AXA SmartBeta Equity/(10)/
   .   AXA/AB Dynamic Moderate Growth
   .   AXA/AB Small Cap Growth
   .   AXA/ClearBridge Large Cap Growth/(2)/
   .   AXA/Doubleline Opportunistic Core Plus Bond/(10)/
   .   AXA/Franklin Balanced Managed Volatility
   .   AXA/Franklin Small Cap Value Managed Volatility
   .   AXA/Franklin Templeton Allocation Managed Volatility
   .   AXA/Horizon Small Cap Value/(10)/
   .   AXA/Janus Enterprise/(3)/
   .   AXA/Loomis Sayles Growth
   .   AXA/Mutual Large Cap Equity Managed Volatility
   .   AXA/Pacific Global Small Cap Value/(10)/
   .   AXA/Templeton Global Equity Managed Volatility

                                    FSA-109

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

1. Organization (Continued)

   .   EQ/BlackRock Basic Value Equity
   .   EQ/Boston Advisors Equity Income
   .   EQ/Capital Guardian Research
   .   EQ/Common Stock Index
   .   EQ/Core Bond Index
   .   EQ/Emerging Markets Equity PLUS
   .   EQ/Equity 500 Index
   .   EQ/GAMCO Mergers and Acquisitions
   .   EQ/GAMCO Small Company Value
   .   EQ/Global Bond PLUS
   .   EQ/High Yield Bond
   .   EQ/Intermediate Government Bond
   .   EQ/International Equity Index
   .   EQ/Invesco Comstock
   .   EQ/JPMorgan Value Opportunities
   .   EQ/Large Cap Growth Index
   .   EQ/Large Cap Value Index
   .   EQ/MFS International Growth
   .   EQ/Mid Cap Index
   .   EQ/Money Market
   .   EQ/Oppenheimer Global
   .   EQ/PIMCO Global Real Return
   .   EQ/PIMCO Ultra Short Bond
   .   EQ/Quality Bond PLUS
   .   EQ/Small Company Index
   .   EQ/T. Rowe Price Growth Stock
   .   EQ/UBS Growth & Income
   .   Multimanager Aggressive Equity
   .   Multimanager Core Bond
   .   Multimanager Mid Cap Growth
   .   Multimanager Mid Cap Value
   .   Multimanager Technology


     FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
   .   Fidelity(R) VIP Contrafund(R) Portfolio
   .   Fidelity(R) VIP Equity-Income Portfolio
   .   Fidelity(R) VIP Mid Cap Portfolio

     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
   .   Templeton Global Bond VIP Fund

     GOLDMAN SACHS VARIABLE INSURANCE TRUST
   .   Goldman Sachs VIT Mid Cap Value Fund

     IVY VARIABLE INSURANCE PORTFOLIOS
   .   Ivy VIP Energy/(4)/
   .   Ivy VIP High Income/(5)/
   .   Ivy VIP Mid Cap Growth/(6)/
   .   Ivy VIP Small Cap Growth/(7)/

     LAZARD RETIREMENT SERIES, INC.
   .   Lazard Retirement Emerging Markets Equity Portfolio

     MFS(R) VARIABLE INSURANCE TRUSTS
   .   MFS(R) International Value Portfolio
   .   MFS(R) Investors Trust Series
   .   MFS(R) Massachusetts Investors Growth Stock Portfolio/(9)/
   .   MFS(R) Technology Portfolio
   .   MFS(R) Utilities Series

     OPPENHEIMER VARIABLE ACCOUNT FUNDS
   .   Oppenheimer Main Street Fund(R)/VA

     PIMCO VARIABLE INSURANCE TRUST
   .   PIMCO CommodityRealReturn(R) Strategy Portfolio

     VANECK VIP TRUST
   .   VanEck VIP Global Hard Assets Fund/(8)/

   ----------
   * An affiliate of AXA Equitable providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.

   (1)Formerly known as EQ/Calvert Socially Responsible.
   (2)Formerly known as EQ/Wells Fargo Omega Growth.
   (3)Formerly known as EQ/Morgan Stanley Mid Cap Growth.
   (4)Formerly known as Ivy Funds VIP Energy.
   (5)Formerly known as Ivy Funds VIP High Income.
   (6)Formerly known as Ivy Funds VIP Mid Cap Growth.
   (7)Formerly known as Ivy Funds VIP Small Cap Growth.
   (8)Formerly known as Van Eck VIP Global Hard Assets Fund.

   (9)Units were made available on March 27, 2015. The Account presents a Statement of Assets and Liabilities as of December 31, 2016, a Statement of Operations for the year ended December 31, 2016, and a Statement of Changes in Net Assets for the year ended December 31, 2016 and for the period ended December 31, 2015.
  (10)Units were made available on May 26, 2015. The Account presents a Statement of Assets and Liabilities as of December 31, 2016, a Statement of Operations for the year ended December 31, 2016, and a Statement of Changes in Net Assets for the year ended December 31, 2016 and for the period ended December 31, 2015.

   The Account is used to fund benefits for variable annuities issued by AXA Equitable including certain individual tax-favored variable annuity contracts (Old Contracts), individual non-qualified variable annuity contracts (EQUIPLAN Contracts), tax-favored and non-qualified certificates issued under group deferred variable annuity contracts and certain related individual contracts (EQUI-VEST(R) Contracts), individual tax-favored and non-qualified contracts (Variable Immediate Annuity Contracts) group deferred variable annuity contracts used

                                    FSA-110

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

1. Organization (Concluded)

   to fund tax-qualified defined contribution plans (Momentum Contracts) and group variable annuity contracts used as a funding vehicle for employers who sponsor qualified defined contribution plans (Momentum Plus). All of these contracts and certificates are collectively referred to as the Contracts ("Contracts").

   Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

   The amount retained by AXA Equitable in the Account arises primarily from
   (1) contributions from AXA Equitable, and (2) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation units. Amounts retained by AXA Equitable are not subject to mortality expense risk charges, other expenses and financial accounting charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account ("General Account").

   Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Portfolio of the Trusts, which are distributed by AXA Equitable to the Contractowners of the Variable Investment Options of the Account.

   In the normal course of business, AXA Equitable may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.

2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with GAAP. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   INVESTMENTS:

   Investments are made in shares of the Portfolios and the fair values of investments are the reported net asset values per share of the respective Portfolios. The net asset values are determined by the Trusts using the fair value of the underlying assets of the Portfolio less liabilities.

   INVESTMENT TRANSACTIONS AND INVESTMENT INCOME:

   Investment transactions are recorded on the trade date. Dividend income and distributions of net realized gains from the Portfolios are recorded and automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of investments in the Portfolios (determined on the identified cost basis) and (2) distributions of net realized gains on investment transactions of the Portfolios.

   DUE TO AND DUE FROM:

   Receivable/payable for policy-related transactions represent amounts due to/from AXA Equitable's General Account primarily related to premiums, surrenders, death benefits and amounts transferred among various Portfolios by Contractowners. Receivable/payable for shares of the Portfolios sold/purchased represent unsettled trades.

   CONTRACT PAYMENTS AND TRANSFERS:

   Payments received from Contractowners represent participant contributions under EQUI-VEST(R) Series 100 through 801, EQUI-VEST(R) Vantage Series 900, EQUI-VEST(R) Strategies Series 900 and 901, Momentum, Momentum Plus, EQUI-VEST(R) At Retirement, Variable Immediate Annuity (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) and participant contributions under other contracts (Old Contracts, EQUIPLAN) reduced by deductions and charges, including premium charges, as applicable, and state premium taxes. Payments received from Contractowners also include amounts applied to purchase contracts in payout(annuitization) period. Contractowners may allocate amounts in their individual accounts to Variable Investment Options, and/or to the guaranteed interest account, of AXA Equitable's General Account, and fixed maturity options of Separate Account No. 48.

                                    FSA-111

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

2. Significant Accounting Policies (Continued)


   Transfers between Variable Investment Options including the guaranteed interest account, net, represents amounts that participants have directed to be moved among Portfolios, including permitted transfers to and from the guaranteed interest account and the fixed maturity option of Separate Account No. 48. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. AXA Equitable is required by state insurance laws to set aside additional assets in AXA Equitable's General Account to provide for other policy benefits. AXA Equitable's General Account is subject to creditor rights.

   Redemptions for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them or applied to purchase annuities. Withdrawal charges, if any, are included in Redemptions for contract benefits and terminations to the extent that such charges apply to certain withdrawals under:

   .   EQUI-VEST(R) Series 100 through 801
   .   EQUI-VEST(R) Vantage Series 900
   .   EQUI-VEST(R) Strategies Series 900 and 901
   .   Momentum
   .   Momentum Plus
   .   Variable Immediate Annuity

   Administrative charges, if any, are included in Contract maintenance charges and are deducted annually from Contractowner accounts under:

   .   EQUI-VEST(R) Series 100 through 801
   .   EQUI-VEST(R) Strategies Series 900 and 901
   .   EQUIPLAN
   .   Old Contracts

   Administrative charges, if any, are included in Contract maintenance charges and are deducted quarterly from Contractowner accounts under Momentum and Momentum Plus. Under the Variable Immediate Annuity, an administrative charge of $350 is deducted when the contract is purchased.

   Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table for business issued in 1994 and later and according to the 1969 ELAS Mortality Table for business issued prior to 1994. The assumed investment return is 3% to 5%, as regulated by the laws of various states. The mortality risk is fully borne by AXA Equitable and may result in additional amounts being transferred into the variable annuity account by AXA Equitable to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

   TAXES:

   The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

   Under GAAP, fair value is the price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

   Level 1 -- Quoted prices that are publicly available for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

   Level 2 -- Observable inputs other than Level 1 prices, such as quoted prices for similar assets, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

                                    FSA-112

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

2. Significant Accounting Policies (Concluded)


   Level 3 -- Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between Level 1, Level 2 and Level 3 during the year.

4. Purchases and Sales of Portfolios

   The cost of purchases and proceeds from sales of Portfolios for the year ended December 31, 2016 were as follows:

                                                       PURCHASES      SALES
                                                      ------------ ------------
1290 VT Socially Responsible......................... $  6,417,777 $  6,733,613
All Asset Aggressive-Alt 25..........................    5,474,422    2,342,940
All Asset Growth-Alt 20..............................   12,786,261    9,671,756
All Asset Moderate Growth-Alt 15.....................    4,082,113    1,977,644
American Century VP Mid Cap Value Fund...............   21,965,273    4,988,596
American Funds Insurance Series(R) Bond Fund/SM/.....   18,850,491    6,994,245
AXA 400 Managed Volatility...........................    5,665,020    1,971,862
AXA 500 Managed Volatility...........................    9,740,942    6,458,800
AXA 2000 Managed Volatility..........................    3,784,919    2,733,582
AXA Aggressive Allocation............................  106,395,178   79,996,765
AXA Balanced Strategy................................   24,236,923   13,581,097
AXA Conservative Allocation..........................   20,994,063   23,116,507
AXA Conservative Growth Strategy.....................    7,320,383    4,643,060
AXA Conservative Strategy............................    3,308,084    1,920,793
AXA Conservative-Plus Allocation.....................   37,606,829   35,818,764
AXA Global Equity Managed Volatility.................   30,784,126   58,115,191
AXA Growth Strategy..................................       29,641       32,753
AXA International Core Managed Volatility............   16,765,440   25,249,834
AXA International Managed Volatility.................    2,261,355    1,897,257
AXA International Value Managed Volatility...........   15,497,672   25,738,275
AXA Large Cap Core Managed Volatility................    3,185,108    5,325,134
AXA Large Cap Growth Managed Volatility..............   60,399,704   89,512,954
AXA Large Cap Value Managed Volatility...............   50,884,459  113,512,274
AXA Mid Cap Value Managed Volatility.................   32,249,716   66,438,880
AXA Moderate Allocation..............................  215,233,760  238,271,730
AXA Moderate Growth Strategy.........................   17,637,035    6,478,793
AXA Moderate-Plus Allocation.........................  170,434,977  147,725,277
AXA SmartBeta Equity.................................      334,066       23,469
AXA/AB Dynamic Moderate Growth.......................    4,966,132    3,109,711
AXA/AB Small Cap Growth..............................   50,673,693   52,895,548
AXA/ClearBridge Large Cap Growth.....................   14,873,496   39,270,968
AXA/Doubleline Opportunistic Core Plus Bond..........    2,154,298      203,627
AXA/Franklin Balanced Managed Volatility.............   14,053,278   18,393,625
AXA/Franklin Small Cap Value Managed Volatility......    2,950,390    3,444,028
AXA/Franklin Templeton Allocation Managed Volatility.    9,877,368   14,060,370
AXA/Horizon Small Cap Value..........................      234,194       23,519
AXA/Janus Enterprise.................................   37,942,760   51,436,943
AXA/Loomis Sayles Growth.............................   26,363,951   13,074,905
AXA/Mutual Large Cap Equity Managed Volatility.......    2,675,395    4,235,172
AXA/Pacific Global Small Cap Value...................      254,635       41,989
AXA/Templeton Global Equity Managed Volatility.......    5,781,111    7,885,638
Charter/SM/ International Moderate...................       28,117          722
Charter/SM/ Multi-Sector Bond........................   11,190,959   16,725,922

                                    FSA-113

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

4. Purchases and Sales of Portfolios (Continued)

                                                        PURCHASES      SALES
                                                       ------------ ------------
Charter/SM/ Real Assets............................... $    236,650 $     81,570
Charter/SM/ Small Cap Growth..........................    4,623,681    7,493,381
Charter/SM/ Small Cap Value...........................    8,158,003   15,407,982
EQ/BlackRock Basic Value Equity.......................  105,325,642  100,572,819
EQ/Boston Advisors Equity Income......................   24,178,033   18,320,479
EQ/Capital Guardian Research..........................   12,964,758   26,287,950
EQ/Common Stock Index.................................  153,590,111  325,903,774
EQ/Core Bond Index....................................   23,024,163   19,402,760
EQ/Emerging Markets Equity PLUS.......................    3,335,463    1,922,699
EQ/Equity 500 Index...................................  263,862,575  210,617,396
EQ/GAMCO Mergers and Acquisitions.....................    2,973,588    4,012,684
EQ/GAMCO Small Company Value..........................  160,591,740  107,257,238
EQ/Global Bond PLUS...................................    8,825,567   13,687,666
EQ/High Yield Bond....................................    4,833,904    2,049,811
EQ/Intermediate Government Bond.......................    8,987,825   11,237,705
EQ/International Equity Index.........................   38,807,695   53,274,294
EQ/Invesco Comstock...................................   13,627,480   20,991,400
EQ/JPMorgan Value Opportunities.......................   22,316,210   14,903,997
EQ/Large Cap Growth Index.............................   49,631,062   33,542,354
EQ/Large Cap Value Index..............................   21,119,415   13,346,136
EQ/MFS International Growth...........................   22,972,631   17,151,681
EQ/Mid Cap Index......................................  113,679,927   63,322,708
EQ/Money Market.......................................  218,932,266  214,667,559
EQ/Oppenheimer Global.................................   25,880,435   23,365,031
EQ/PIMCO Global Real Return...........................   13,058,708    5,852,307
EQ/PIMCO Ultra Short Bond.............................   12,101,830   18,269,081
EQ/Quality Bond PLUS..................................    9,649,097   16,555,924
EQ/Small Company Index................................   50,354,944   37,050,515
EQ/T. Rowe Price Growth Stock.........................   90,259,688   71,442,406
EQ/UBS Growth & Income................................    8,093,328   10,290,372
Fidelity(R) VIP Contrafund(R) Portfolio...............   89,841,252   50,250,989
Fidelity(R) VIP Equity-Income Portfolio...............    3,300,728    1,412,069
Fidelity(R) VIP Mid Cap Portfolio.....................   12,464,602    4,378,156
Goldman Sachs VIT Mid Cap Value Fund..................   10,252,644    8,970,131
Invesco V.I. Diversified Dividend Fund................   16,807,403    2,493,722
Invesco V.I. Global Real Estate Fund..................   22,309,326   14,391,127
Invesco V.I. High Yield Fund..........................   10,556,784    6,726,020
Invesco V.I. International Growth Fund................   17,817,176    8,900,788
Invesco V.I. Mid Cap Core Equity Fund.................    5,104,025    2,496,528
Invesco V.I. Small Cap Equity Fund....................    2,611,190    2,130,168
Ivy VIP Energy........................................   25,298,978   19,184,782
Ivy VIP High Income...................................   55,727,933   37,360,062
Ivy VIP Mid Cap Growth................................   32,021,702   17,164,978
Ivy VIP Small Cap Growth..............................    9,332,685    8,440,381
Lazard Retirement Emerging Markets Equity Portfolio...   44,166,833   30,851,733
MFS(R) International Value Portfolio..................  105,174,148   39,044,289
MFS(R) Investors Trust Series.........................    4,593,316    2,837,648
MFS(R) Massachusetts Investors Growth Stock Portfolio.    6,329,584    2,434,059
MFS(R) Technology Portfolio...........................   36,715,287   23,152,667
MFS(R) Utilities Series...............................   28,230,300   21,726,916
Multimanager Aggressive Equity........................   32,901,944   89,982,424
Multimanager Core Bond................................   19,487,623   23,954,210
Multimanager Mid Cap Growth...........................    6,549,724   12,662,365
Multimanager Mid Cap Value............................    4,309,458    9,689,869

                                    FSA-114

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

4. Purchases and Sales of Portfolios (Concluded)

                                                  PURCHASES     SALES
                                                 ----------- -----------
Multimanager Technology......................... $27,425,379 $36,218,663
Oppenheimer Main Street Fund(R)/VA..............   1,819,450     367,721
PIMCO CommodityRealReturn(R) Strategy Portfolio.   2,135,946   1,118,933
Target 2015 Allocation..........................   4,356,013   5,515,008
Target 2025 Allocation..........................  11,515,452   8,426,902
Target 2035 Allocation..........................  11,807,194   6,395,584
Target 2045 Allocation..........................  10,972,115   5,352,438
Target 2055 Allocation..........................   2,898,731     258,763
Templeton Global Bond VIP Fund..................  16,023,077   8,408,157
VanEck VIP Global Hard Assets Fund..............  12,752,932   9,373,116

5. Expenses and Related Party Transactions

   The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trusts. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options invest are categorized by the share class of the Portfolio. EQAT and VIP issue Class A, Class B and Class K shares. All share classes issued by EQAT and VIP are subject to fees for investment management and advisory services and other Portfolio expenses. Class A and Class B are also subject to distribution fees imposed under a distribution plan (herein the "Rule 12b-1 Plans") approved by the EQAT and VIP Trusts' Board of Trustees and adopted by the applicable Trust. The Rule 12b-1 Plans provide that the EQAT and VIP Trusts, on behalf of each related Portfolio, may charge a maximum annual distribution and/or service (12b-1) fee of 0.25% of the average daily net assets of a Portfolio attributable to its Class A or Class B shares. In addition, AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Option invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable.

   AXA Equitable Funds Management Group, LLC ("FMG LLC"), a wholly-owned subsidiary of AXA Equitable serves as investment manager of the Portfolios of EQAT and VIP. FMG LLC either (1) contracts with and oversees the activities of the investment sub-advisors with respect to the Portfolios and is responsible for retaining and discontinuing the services of those sub-advisors or (2) directly manages the Portfolios. FMG LLC receives management fees for services performed in its capacity as investment manager of the Portfolios of EQAT and VIP, and pays fees to the sub-advisors for sub-advisory services to the respective Portfolios. Expenses of the Portfolios of EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.32% to a high of 1.45% (after waivers, reimbursements, fees paid indirectly and including indirect expenses, as applicable) of the average daily net assets of the Portfolios of EQAT and VIP. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

   AXA Equitable, AXA Advisors or AXA Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services in connection with the Variable Investment Options' investment in the Portfolios. These fees and payments range from 0.30% to 0.60% of the unaffiliated Portfolios' average daily net assets. AXA Advisors or AXA Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers' respective Portfolios.

   AllianceBernstein L.P. ("AllianceBernstein") serves as an investment advisor for a number of Portfolios in EQAT and VIP including the AXA/AB Dynamic Moderate Growth, AXA/AB Small Cap Growth, EQ/Common Stock Index, EQ/Equity 500 Index, EQ/International Equity Index, EQ/Large Cap Growth Index, and EQ/Small Company Index; as well as a portion of AXA Large Cap Value Managed Volatility, EQ/Emerging Markets Equity PLUS, EQ/Quality Bond PLUS, Multimanager Aggressive Equity and Multimanager Mid Cap Growth. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

   AXA Advisors and AXA Distributors are distributors and principal underwriters of the Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority ("FINRA").

                                    FSA-115

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

5. Expenses and Related Party Transactions (Concluded)


   The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network LLC, or its subsidiaries ("AXA Network"). AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with AXA Distributors. The licensed insurance agents who sell AXA Equitable policies for these companies are appointed as agents of AXA Equitable and are registered representatives of the broker-dealers under contract with AXA Distributors.

   AXA Equitable serves as the transfer agent for EQAT and VIP.

6. Reorganizations

   In March 2015, a fund reorganization occurred within MFS(R) Variable Insurance Trusts, impacting the Variable Investment Options of the Account. The purpose of the reorganization was to combine, via a tax free exchange, two Variable Investment Options managed by MFS Variable Insurance Trusts. This merger was approved, pursuant to a Plan of Reorganization by the Trustees and shareholders of the MFS(R) Massachusetts Investors Growth Stock Portfolio. On March 27, 2015, MFS(R) Investors Growth Stock Series (the "Removed Portfolio") exchanged all of its assets and liabilities for equivalent interests in MFS(R) Massachusetts Investors Growth Stock Portfolio (the "Surviving Portfolio"). For accounting purposes, the reorganization, which occurred on March 27, 2015, was treated as a merger.

-----------------------------------------------------------------------------------------------
                          REMOVED PORTFOLIO                    SURVIVING PORTFOLIO
-----------------------------------------------------------------------------------------------
 MARCH 27, 2015           MFS(R) INVESTORS GROWTH STOCK SERIES MFS(R) MASSACHUSETTS INVESTORS
                                                               GROWTH STOCK PORTFOLIO
-----------------------------------------------------------------------------------------------
Shares -- Service Class       768,597                              621,908
Value -- Service Class    $     14.33                          $     17.71
Net Assets Before Merger  $11,013,989                          $        --
Net Assets After Merger   $        --                          $11,013,989
Unrealized Gain           $   394,876                          $        --

7. Asset-based Charges and Contractowner Charges

   Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. These charges are reflected as "Asset-based Charges" in the Statement of Operations. Under the Contracts, AXA Equitable charges the Account for the following charges:

                         MORTALITY AND                FINANCIAL
                         EXPENSE RISKS OTHER EXPENSES ACCOUNTING   TOTAL
                         ------------- -------------- ---------- -----
OLD CONTRACTS                0.58%          0.16%          --    0.74%
EQUIPLAN(R) CONTRACTS        0.58%          0.16%          --    0.74%
EQUI-VEST(R) SERIES 100

EQ/Money Market,
EQ/Common Stock Index...     0.56%          0.60%        0.24%   1.40%

All Other Funds.........     0.50%          0.60%        0.24%   1.34%

MOMENTUM CONTRACTS

EQ/Money Market,
EQ/Common Stock Index...     0.65%          0.60%        0.24%   1.49%/(1)/

All Other Funds.........     0.50%          0.60%        0.24%   1.34%

                                    FSA-116

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

7. Asset-based Charges and Contractowner Charges (Continued)

                                                             MORTALITY AND                FINANCIAL
                                                             EXPENSE RISKS OTHER EXPENSES ACCOUNTING TOTAL
                                                             ------------- -------------- ---------- -----
EQUI-VEST(R) SERIES 200

EQ/Money Market,
EQ/Common Stock Index.......................................     1.15%          0.25%         --     1.40%

All Other Funds.............................................     1.09%          0.25%         --     1.34%

EQUI-VEST(R) SERIES 201

All Other Funds.............................................     0.95%          0.25%         --     1.20%

EQUI-VEST(R) SERIES 300 AND 400 CONTRACTS

EQ/Money Market, EQ/Common Stock Index,
Multimanager Aggressive Equity and AXA Moderate Alloocation.     1.10%          0.25%         --     1.35%

All Other Funds.............................................     1.10%          0.24%         --     1.34%

MOMENTUM PLUS CONTRACTS                                          1.10%          0.25%         --     1.35%
EQUI-VEST(R)SERIES 500 CONTRACTS                                 1.20%          0.25%         --     1.45%
EQUI-VEST(R) AT RETIREMENT

1.30% All Funds.............................................     0.80%          0.50%         --     1.30%

1.25% All Funds.............................................     0.75%          0.50%         --     1.25%

EQUI-VEST(R)SERIES 600 AND 800 CONTRACTS                         0.95%          0.25%         --     1.20%
EQUI-VEST(R) VANTAGE CONTRACTS

0.90% All Funds.............................................     0.90%            --          --     0.90%

0.70% All Funds.............................................     0.70%            --          --     0.70%

0.50% All Funds.............................................     0.50%            --          --     0.50%

EQUI-VEST(R) STRATEGIES CONTRACTS SERIES 900

1.20% All Funds.............................................     1.20%            --          --     1.20%

0.90% All Funds.............................................     0.90%            --          --     0.90%

0.70% All Funds.............................................     0.70%            --          --     0.70%

0.50% All Funds.............................................     0.50%            --          --     0.50%

0.25% All Funds.............................................     0.25%            --          --     0.25%

EQUI-VEST(R) STRATEGIES CONTRACTS SERIES 901

0.00% All Funds.............................................     0.00%            --          --     0.00%

0.10% All Funds.............................................     0.10%            --          --     0.10%

0.25% All Funds.............................................     0.25%            --          --     0.25%

0.50% All Funds.............................................     0.50%            --          --     0.50%

0.60% All Funds.............................................     0.60%            --          --     0.60%

0.70% All Funds.............................................     0.70%            --          --     0.70%

0.80% All Funds.............................................     0.80%            --          --     0.80%

0.90% All Funds.............................................     0.90%            --          --     0.90%

1.00% All Funds.............................................     1.00%            --          --     1.00%

1.10% All Funds.............................................     1.10%            --          --     1.10%

1.15% All Funds.............................................     1.15%            --          --     1.15%

                                    FSA-117

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

7. Asset-based Charges and Contractowner Charges (Continued)

                                           MORTALITY AND                FINANCIAL
                                           EXPENSE RISKS OTHER EXPENSES ACCOUNTING TOTAL
                                           ------------- -------------- ---------- -----
EQUI-VEST(R) EXPRESS SERIES 700 CONTRACTS      0.70%          0.25%         --     0.95%
EQUI-VEST(R) EXPRESS SERIES 701 CONTRACTS

1.10% All Funds...........................     0.85%          0.25%         --     1.10%

EQUI-VEST(R) SERIES 801 CONTRACTS

1.25% All Funds...........................     1.00%          0.25%         --     1.25%

VARIABLE IMMEDIATE ANNUITY

0.50% All Funds...........................     0.40%          0.10%         --     0.50%

   ----------
    (1)Current annual rate is 1.40% and guaranteed maximum annual rate is 1.49%.

   Under the terms of the Contracts, the aggregate of these asset charges and the charges of the Trusts for advisory fees and for direct operating expenses may not exceed a total effective annual rate of 1.75% for EQUIVEST Series 100/200 and Momentum Contracts for EQ/Money Market, EQ/Common Stock Index, Multimanager Aggressive Equity and AXA Moderate Allocation Variable Investment Options and 1.00% of all portfolios of the Old Contracts and EQUIPLAN Contracts (the "Cap"). Fees for advisory services in excess of the Cap are refunded to the Variable Investment Options from AXA Equitable's General Account. Direct operating expenses in excess of the Cap are absorbed by amounts retained by AXA Equitable in Separate Account A.

   For EQUI-VEST(R) Series 100/200 and EQUI-VEST(R) Series 201 for participants of employer plans that are subject to the rules of the Teachers Retirement System of Texas as well as EQUI-VEST(R) Vantage and EQUI-VEST(R) Strategies Contracts under Optional Retirement Programs in Texas, the total Separate Account A annual expenses and total expenses of the Trust, when added together, are not permitted to exceed 2.75% (except for Multimanager Aggressive Equity, AXA Moderate Allocation, EQ/Common Stock Index and EQ/Money Market options in EQUI-VEST(R) series 200, which are not permitted to exceed 1.75%). Fees for advisory services in excess of the cap are refunded to the Variable Investment Options from AXA Equitable's general account. Direct operating expenses in excess of the cap are absorbed by amounts retained by AXA Equitable in Separate Account A.

   Included as part of "Contract Maintenance Charges" in the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value.

   The table below lists all the fees charged by the Variable Investment Option assessed as a redemption of units; the range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the Contract or Contractowner's account value. These charges are reflected as part of "Contractowners Transactions" in the Statement of Changes in Net Assets.

                                        WHEN CHARGE
             CHARGES                    IS DEDUCTED                          AMOUNT DEDUCTED
             -------                     -----------                         ---------------

Annual Administrative charge       Annual                  LOW - $0 depending on the product and account
                                                           value.

                                                           HIGH - Depending on account value, $50 if the
                                                           account value on the last business day of the
                                                           contract year is less than $100,000.

Withdrawal Charge                  At time of transaction  LOW - 5% of withdrawals or contributions made in the current and prior five participation years,
                                                           whichever is less.

                                                           HIGH - 7% of contributions withdrawn, declining by
                                                           1% each contract years following each contribution.

                                                           Exceptions and limitations may eliminate or reduce
                                                           the withdrawal charge.

Plan Loan charges                  At time of transaction  $25 set-up fee and $6.25 quarterly recordkeeping fee

Variable Immediate Annuity Payout  At time of transaction  $350 annuity administration fee option

                  AMOUNT DEDUCTED                        HOW DEDUCTED
                  ---------------                         ------------

LOW - $0 depending on the product and account        Unit liquidation from
value.                                               account value

HIGH - Depending on account value, $50 if the        Unit liquidation from
account value on the last business day of the        account value
contract year is less than $100,000.

LOW - 5% of withdrawals or contributions made in     Unit liquidation from
the current and prior five participation years,      account value
whichever is less.

HIGH - 7% of contributions withdrawn, declining by 1% each contract years following each contribution.

Exceptions and limitations may eliminate or reduce the withdrawal charge.

$25 set-up fee and $6.25 quarterly recordkeeping     Unit liquidation from
fee                                                  account value

$350 annuity administration fee                      Unit liquidation from
                   account value

                                    FSA-118

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

7. Asset-based Charges and Contractowner Charges (Concluded)

                                                WHEN CHARGE
               CHARGES                          IS DEDUCTED                            AMOUNT DEDUCTED
                -------                         -----------                             ---------------

Charge for third-party transfer or      At time of transaction       $0 to $65
exchange

Enhanced death benefit charge           Participation date           0.15% of account value


Guaranteed Minimum Income Benefit                                    0.65%


Guaranteed Withdrawal Benefit for Life                               LOW - 0.60% for single life option;
                                                                     0.75% for joint life option

                                                                     HIGH - 0.75% for single life;
                                                                     0.90% for joint life

Sales Premium and Other Applicable                                   Current tax charge varies by jurisdiction and ranges
Taxes                                                                from 0% to 3.5%



Guaranteed minimum death benefit                                     STANDARD DEATH BENEFIT (AVAILABLE ONLY WITH
                                                                     THE GUARANTEED MINIMUM INCOME BENEFIT) -
                                                                     0.00%

                                                                     GWBL STANDARD DEATH BENEFIT - 0.00%

                                                                     ANNUAL RACHET TO AGE 85 - 0.25% of the
                                                                     Annual Rachet to age 85 benefit base

                                                                     GREATER OF 6% ROLL-UP TO AGE 85 OR ANNUAL
                                                                     RACHET TO AGE 85 - 0.60% of the greater of 6%
                                                                     roll-up to age 85 benefit base, as applicable

                                                                     GWBL ENHANCED DEATH BENEFIT - 0.30% of the
                                                                     GWBL Enhance death benefit base

Personal Income Benefit Charge          Contract/Participation Date  1.00% of the Personal Income Benefit account
                                        Anniversary                  value

Managed Account Service Fee             Quarterly                    The managed Account Service ("MAS") Advisory fee
                                                                     is a quarterly fee that can be charged at an annual
                                                                     rate of up to 0.60%. The amount of the fee may be
                                                                     lower and varies among broker-dealers. The fee will
                                                                     be deducted pro rata from the Non-Personal Income
                                                                     Benefit variable investment options and guaranteed
                                                                     interest option first, then from the account for
                                                                     special dollar cost averaging. The MAS Advisory fee
                                                                     does not apply to Personal Income Benefit related
                                                                     assets.

Wire Transfer Charge                    At time of transaction       $90 for outgoing wire transfers


Express Mail Charge                     At time of transaction       $35 for checks sent by express delivery


                  AMOUNT DEDUCTED                         HOW DEDUCTED
                   ---------------                         ------------

$0 to $65                                             Unit liquidation from
               account value

0.15% of account value                                Unit liquidation from
                                                      account value

0.65%                                                 Unit liquidation from
                                                      account value

LOW - 0.60% for single life option;
0.75% for joint life option

HIGH - 0.75% for single life;
0.90% for joint life

Current tax charge varies by jurisdiction and ranges  Deducted from the
from 0% to 3.5%                                       amount applied to
                                                      provide an annuity
                                                      payout option

STANDARD DEATH BENEFIT (AVAILABLE ONLY WITH           Unit liquidation from
THE GUARANTEED MINIMUM INCOME BENEFIT) -
0.00%

GWBL STANDARD DEATH BENEFIT - 0.00%

ANNUAL RACHET TO AGE 85 - 0.25% of the
Annual Rachet to age 85 benefit base

GREATER OF 6% ROLL-UP TO AGE 85 OR ANNUAL
RACHET TO AGE 85 - 0.60% of the greater of 6% roll-up to age 85 benefit base, as applicable

GWBL ENHANCED DEATH BENEFIT - 0.30% of the
GWBL Enhance death benefit base

1.00% of the Personal Income Benefit account          Unit liquidation from
value                                                 account value

The managed Account Service ("MAS") Advisory fee      Unit liquidation from
is a quarterly fee that can be charged at an annual   account value
rate of up to 0.60%. The amount of the fee may be
lower and varies among broker-dealers. The fee will
be deducted pro rata from the Non-Personal Income
Benefit variable investment options and guaranteed
interest option first, then from the account for
special dollar cost averaging. The MAS Advisory fee
does not apply to Personal Income Benefit related
assets.

$90 for outgoing wire transfers                       Unit liquidation from
                                                      account value

$35 for checks sent by express delivery               Unit liquidation from
                                                      account value

8. Financial Highlights

   The ranges for the total return ratios and unit values correspond to the product groupings that produced the lowest and highest expense ratios. The lowest and the highest contract charge represents the annual contract expenses consisting of mortality, expense risk, financial accounting and other expenses, for each period indicated. This ratio includes only those expenses that result in direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the respective Portfolio have

                                    FSA-119

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

   been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options. Due to the timing of the introduction of new products into the Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

                                                                      YEARS ENDED DECEMBER 31,
                                                -------------------------------------------------------------------
                                                           UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                ---------- ----------------- ----------------- ------------- --------
1290 VT SOCIALLY RESPONSIBLE
2016  Lowest contract charge 0.00% Class B       $178.36           --                  --            --        9.96%
      Highest contract charge 1.45% Class B      $179.33           --                  --            --        8.36%
      All contract charges                            --          319             $45,604          1.20%         --
2015  Lowest contract charge 0.00% Class B(h)    $162.21           --                  --            --       (4.35)%
      Highest contract charge 1.45% Class B      $165.49           --                  --            --       (0.98)%
      All contract charges                            --          329             $43,199          1.02%         --
2014  Lowest contract charge 0.40% Class B       $153.55           --                  --            --       13.15%
      Highest contract charge 1.45% Class B      $167.13           --                  --            --       11.96%
      All contract charges                            --          326             $43,049          0.82%         --
2013  Lowest contract charge 0.40% Class B       $135.70           --                  --            --       33.80%
      Highest contract charge 1.45% Class B      $149.27           --                  --            --       32.38%
      All contract charges                            --          312             $36,819          0.79%         --
2012  Lowest contract charge 0.40% Class B(b)    $101.42           --                  --            --        1.04%
      Highest contract charge 1.45% Class B      $112.76           --                  --            --       15.05%
      All contract charges                            --          301             $26,789          1.00%         --
ALL ASSET AGGRESSIVE-ALT 25
2016  Lowest contract charge 0.50% Class B       $114.94           --                  --            --        9.76%
      Highest contract charge 1.34% Class B      $111.44           --                  --            --        8.83%
      All contract charges                            --          106             $11,929          1.21%         --
2015  Lowest contract charge 0.50% Class B       $104.72           --                  --            --       (4.86)%
      Highest contract charge 1.34% Class B      $102.40           --                  --            --       (5.67)%
      All contract charges                            --           78             $ 8,034          0.89%         --
2014  Lowest contract charge 0.50% Class B       $110.07           --                  --            --        1.79%
      Highest contract charge 1.34% Class B      $108.55           --                  --            --        0.94%
      All contract charges                            --           46             $ 5,081          2.31%         --
2013  Lowest contract charge 0.50% Class B(c)    $108.13           --                  --            --        6.71%
      Highest contract charge 1.34% Class B(c)   $107.54           --                  --            --        6.16%
      All contract charges                            --           11             $ 1,157          3.71%         --
ALL ASSET GROWTH-ALT 20
2016  Lowest contract charge 0.50% Class B       $154.51           --                  --            --        9.02%
      Highest contract charge 1.45% Class B      $144.06           --                  --            --        7.98%
      All contract charges                            --          404             $59,126          1.36%         --
2015  Lowest contract charge 0.50% Class B       $141.73           --                  --            --       (4.44)%
      Highest contract charge 1.45% Class B      $133.41           --                  --            --       (5.36)%
      All contract charges                            --          391             $52,828          0.83%         --
2014  Lowest contract charge 0.50% Class B       $148.32           --                  --            --        1.88%
      Highest contract charge 1.45% Class B      $140.96           --                  --            --        0.91%
      All contract charges                            --          387             $55,179          1.49%         --
2013  Lowest contract charge 0.50% Class B       $145.58           --                  --            --       13.55%
      Highest contract charge 1.45% Class B      $139.69           --                  --            --       12.47%
      All contract charges                            --          356             $50,117          1.47%         --
2012  Lowest contract charge 0.50% Class B       $128.21           --                  --            --       11.43%
      Highest contract charge 1.45% Class B      $124.20           --                  --            --       10.36%
      All contract charges                            --          309             $38,706          1.74%         --
ALL ASSET MODERATE GROWTH-ALT 15
2016  Lowest contract charge 0.50% Class B       $110.35           --                  --            --        8.06%
      Highest contract charge 1.34% Class B      $107.00           --                  --            --        7.16%
      All contract charges                            --           75             $ 7,993          1.70%         --
2015  Lowest contract charge 0.50% Class B       $102.12           --                  --            --       (4.20)%
      Highest contract charge 1.34% Class B      $ 99.85           --                  --            --       (5.01)%
      All contract charges                            --           54             $ 5,512          0.98%         --

                                    FSA-120

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                  -------------------------------------------------------------------
                                                             UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                  UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                  ---------- ----------------- ----------------- ------------- --------
ALL ASSET MODERATE GROWTH-ALT 15 (CONTINUED)
2014   Lowest contract charge 0.50% Class B        $106.60           --                  --            --        1.91%
       Highest contract charge 1.34% Class B       $105.12           --                  --            --        1.05%
       All contract charges                             --           30             $ 3,194          2.89%         --
2013   Lowest contract charge 0.50% Class B(c)     $104.60           --                  --            --        3.87%
       Highest contract charge 1.34% Class B(c)    $104.03           --                  --            --        3.33%
       All contract charges                             --            3             $   380          2.80%         --
AMERICAN CENTURY VP MID CAP VALUE FUND
2016   Lowest contract charge 0.00% Class II(i)    $121.33           --                  --            --       34.65%
       Highest contract charge 1.20% Class II      $206.90           --                  --            --       21.25%
       All contract charges                             --          226             $47,193          1.61%         --
2015   Lowest contract charge 0.50% Class II       $177.64           --                  --            --       (2.07)%
       Highest contract charge 1.20% Class II      $170.64           --                  --            --       (2.76)%
       All contract charges                             --          145             $24,827          1.50%         --
2014   Lowest contract charge 0.50% Class II       $181.40           --                  --            --       15.66%
       Highest contract charge 1.20% Class II      $175.49           --                  --            --       14.85%
       All contract charges                             --           89             $15,575          1.04%         --
2013   Lowest contract charge 0.50% Class II       $156.84           --                  --            --       29.25%
       Highest contract charge 1.20% Class II      $152.80           --                  --            --       28.34%
       All contract charges                             --           59             $ 8,994          1.11%         --
2012   Lowest contract charge 0.50% Class II       $121.35           --                  --            --       15.65%
       Highest contract charge 1.20% Class II      $119.06           --                  --            --       14.83%
       All contract charges                             --           31             $ 3,763          2.00%         --
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/
2016   Lowest contract charge 0.50% Class 4        $102.94           --                  --            --        2.29%
       Highest contract charge 1.45% Class 4       $ 99.40           --                  --            --        1.31%
       All contract charges                             --          362             $36,249          1.73%         --
2015   Lowest contract charge 0.50% Class 4        $100.64           --                  --            --       (0.57)%
       Highest contract charge 1.45% Class 4       $ 98.11           --                  --            --       (1.53)%
       All contract charges                             --          247             $24,490          1.87%         --
2014   Lowest contract charge 0.50% Class 4        $101.22           --                  --            --        4.62%
       Highest contract charge 1.45% Class 4(c)    $ 99.63           --                  --            --        3.62%
       All contract charges                             --          130             $13,071          3.66%         --
2013   Lowest contract charge 0.50% Class 4(c)     $ 96.75           --                  --            --       (2.72)%
       Highest contract charge 1.34% Class 4(c)    $ 96.22           --                  --            --       (3.23)%
       All contract charges                             --           14             $ 1,435          3.54%         --
AXA 400 MANAGED VOLATILITY
2016   Lowest contract charge 0.40% Class B        $171.59           --                  --            --       19.20%
       Highest contract charge 1.45% Class B       $147.53           --                  --            --       17.95%
       All contract charges                             --           66             $12,251          0.92%         --
2015   Lowest contract charge 0.40% Class B        $143.95           --                  --            --       (3.50)%
       Highest contract charge 1.34% Class B       $166.05           --                  --            --       (4.41)%
       All contract charges                             --           45             $ 7,382          0.56%         --
2014   Lowest contract charge 0.40% Class B        $149.17           --                  --            --        8.37%
       Highest contract charge 1.34% Class B       $173.71           --                  --            --        7.33%
       All contract charges                             --           41             $ 7,055          0.43%         --
2013   Lowest contract charge 0.40% Class B        $137.65           --                  --            --       31.15%
       Highest contract charge 1.34% Class B       $161.84           --                  --            --       29.92%
       All contract charges                             --           40             $ 6,117          0.18%         --
2012   Lowest contract charge 0.40% Class B(b)     $104.96           --                  --            --        4.46%
       Highest contract charge 1.34% Class B       $124.57           --                  --            --       14.91%
       All contract charges                             --           28             $ 3,273          0.23%         --
AXA 500 MANAGED VOLATILITY
2016   Lowest contract charge 0.50% Class B        $182.57           --                  --            --       10.47%
       Highest contract charge 1.34% Class B       $193.10           --                  --            --        9.54%
       All contract charges                             --          104             $19,418          1.31%         --

                                    FSA-121

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                   YEARS ENDED DECEMBER 31,
                                             -------------------------------------------------------------------
                                                        UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                             ---------- ----------------- ----------------- ------------- --------
AXA 500 MANAGED VOLATILITY (CONTINUED)
2015  Lowest contract charge 0.50% Class B    $165.27            --                 --            --       (0.14)%
      Highest contract charge 1.34% Class B   $176.28            --                 --            --       (0.98)%
      All contract charges                         --            87           $ 14,632          0.97%         --
2014  Lowest contract charge 0.50% Class B    $165.50            --                 --            --       12.03%
      Highest contract charge 1.34% Class B   $178.03            --                 --            --       11.08%
      All contract charges                         --            76           $ 12,843          0.68%         --
2013  Lowest contract charge 0.70% Class B    $163.76            --                 --            --       30.02%
      Highest contract charge 1.34% Class B   $160.27            --                 --            --       29.18%
      All contract charges                         --            58           $  8,943          0.49%         --
2012  Lowest contract charge 0.70% Class B    $125.95            --                 --            --       14.01%
      Highest contract charge 1.34% Class B   $124.07            --                 --            --       13.27%
      All contract charges                         --            47           $  5,612          0.66%         --
AXA 2000 MANAGED VOLATILITY
2016  Lowest contract charge 0.50% Class B    $172.69            --                 --            --       19.92%
      Highest contract charge 1.34% Class B   $192.75            --                 --            --       18.92%
      All contract charges                         --            33           $  5,859          0.82%         --
2015  Lowest contract charge 0.50% Class B    $144.00            --                 --            --       (5.57)%
      Highest contract charge 1.34% Class B   $162.09            --                 --            --       (6.37)%
      All contract charges                         --            26           $  4,016          0.40%         --
2014  Lowest contract charge 0.50% Class B    $152.50            --                 --            --        3.54%
      Highest contract charge 1.34% Class B   $173.12            --                 --            --        2.66%
      All contract charges                         --            23           $  3,815          0.15%         --
2013  Lowest contract charge 0.70% Class B    $172.30            --                 --            --       36.42%
      Highest contract charge 1.34% Class B   $168.64            --                 --            --       35.55%
      All contract charges                         --            22           $  3,583          0.13%         --
2012  Lowest contract charge 0.70% Class B    $126.30            --                 --            --       14.64%
      Highest contract charge 1.34% Class B   $124.41            --                 --            --       13.90%
      All contract charges                         --            16           $  1,867          0.34%         --
AXA AGGRESSIVE ALLOCATION
2016  Lowest contract charge 0.50% Class B    $202.67            --                 --            --        8.25%
      Highest contract charge 1.45% Class B   $178.48            --                 --            --        7.21%
      All contract charges                         --         3,348           $610,865          0.97%         --
2015  Lowest contract charge 0.50% Class B    $187.23            --                 --            --       (2.25)%
      Highest contract charge 1.45% Class B   $166.47            --                 --            --       (3.18)%
      All contract charges                         --         3,347           $567,396          0.97%         --
2014  Lowest contract charge 0.50% Class B    $191.54            --                 --            --        4.20%
      Highest contract charge 1.45% Class B   $171.94            --                 --            --        3.20%
      All contract charges                         --         3,294           $574,931          1.61%         --
2013  Lowest contract charge 0.50% Class B    $183.82            --                 --            --       25.79%
      Highest contract charge 1.45% Class B   $166.61            --                 --            --       24.61%
      All contract charges                         --         3,201           $539,875          2.58%         --
2012  Lowest contract charge 0.50% Class B    $146.13            --                 --            --       13.60%
      Highest contract charge 1.45% Class B   $133.71            --                 --            --       12.51%
      All contract charges                         --         3,104           $418,515          0.89%         --
AXA BALANCED STRATEGY
2016  Lowest contract charge 1.25% Class A    $137.56            --                 --            --        4.66%
      Highest contract charge 1.25% Class A   $137.56            --                 --            --        4.66%
      All contract charges                         --             1           $    188          0.90%         --
2015  Lowest contract charge 1.10% Class A    $132.70            --                 --            --       (1.73)%
      Highest contract charge 1.25% Class A   $131.44            --                 --            --       (1.88)%
      All contract charges                         --             1           $    189          1.03%         --
2014  Lowest contract charge 1.10% Class A    $135.04            --                 --            --        3.25%
      Highest contract charge 1.25% Class A   $133.96            --                 --            --        3.09%
      All contract charges                         --             2           $    253          1.18%         --

                                    FSA-122

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                -------------------------------------------------------------------
                                                           UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                ---------- ----------------- ----------------- ------------- --------
AXA BALANCED STRATEGY (CONTINUED)
2013  Lowest contract charge 1.10% Class A       $130.79            --                 --            --       12.41%
      Highest contract charge 1.25% Class A      $129.94            --                 --            --       12.24%
      All contract charges                            --             2           $    261          2.29%         --
2012  Lowest contract charge 1.10% Class A       $116.35            --                 --            --        7.33%
      Highest contract charge 1.25% Class A      $115.77            --                 --            --        7.17%
      All contract charges                            --             2           $    245          0.89%         --
AXA BALANCED STRATEGY
2016  Lowest contract charge 0.50% Class B       $127.15            --                 --            --        5.45%
      Highest contract charge 1.45% Class B      $121.61            --                 --            --        4.45%
      All contract charges                            --           880           $124,745          0.90%         --
2015  Lowest contract charge 0.50% Class B       $120.58            --                 --            --       (1.13)%
      Highest contract charge 1.45% Class B      $116.43            --                 --            --       (2.09)%
      All contract charges                            --           802           $108,841          1.03%         --
2014  Lowest contract charge 0.50% Class B       $121.96            --                 --            --        3.88%
      Highest contract charge 1.45% Class B(a)   $118.91            --                 --            --        2.88%
      All contract charges                            --           705           $ 98,111          1.18%         --
2013  Lowest contract charge 0.50% Class B       $117.41            --                 --            --       13.09%
      Highest contract charge 1.30% Class B      $138.86            --                 --            --       12.18%
      All contract charges                            --           598           $ 81,315          2.29%         --
2012  Lowest contract charge 0.50% Class B(a)    $103.82            --                 --            --        5.32%
      Highest contract charge 1.30% Class B      $123.78            --                 --            --        7.12%
      All contract charges                            --           421           $ 51,523          0.89%         --
AXA CONSERVATIVE ALLOCATION
2016  Lowest contract charge 0.50% Class B       $143.99            --                 --            --        2.41%
      Highest contract charge 1.45% Class B      $126.80            --                 --            --        1.44%
      All contract charges                            --           884           $112,214          0.95%         --
2015  Lowest contract charge 0.50% Class B       $140.60            --                 --            --       (0.73)%
      Highest contract charge 1.45% Class B      $125.00            --                 --            --       (1.69)%
      All contract charges                            --           912           $113,613          0.81%         --
2014  Lowest contract charge 0.50% Class B       $141.64            --                 --            --        2.10%
      Highest contract charge 1.45% Class B      $127.15            --                 --            --        1.12%
      All contract charges                            --           954           $121,032          0.86%         --
2013  Lowest contract charge 0.50% Class B       $138.73            --                 --            --        3.82%
      Highest contract charge 1.45% Class B      $125.74            --                 --            --        2.83%
      All contract charges                            --           988           $123,006          0.92%         --
2012  Lowest contract charge 0.50% Class B       $133.63            --                 --            --        4.06%
      Highest contract charge 1.45% Class B      $122.28            --                 --            --        3.06%
      All contract charges                            --         1,025           $124,090          0.85%         --
AXA CONSERVATIVE GROWTH STRATEGY
2016  Lowest contract charge 0.50% Class B       $121.24            --                 --            --        4.44%
      Highest contract charge 1.34% Class B      $116.57            --                 --            --        3.56%
      All contract charges                            --           204           $ 25,591          0.90%         --
2015  Lowest contract charge 0.50% Class B       $116.09            --                 --            --       (0.96)%
      Highest contract charge 1.34% Class B      $112.56            --                 --            --       (1.80)%
      All contract charges                            --           181           $ 22,059          1.01%         --
2014  Lowest contract charge 0.50% Class B       $117.21            --                 --            --        3.29%
      Highest contract charge 1.34% Class B(a)   $114.62            --                 --            --        2.42%
      All contract charges                            --           151           $ 18,926          1.09%         --
2013  Lowest contract charge 0.50% Class B       $113.48            --                 --            --        9.97%
      Highest contract charge 1.30% Class B      $132.18            --                 --            --        9.08%
      All contract charges                            --           118           $ 14,831          1.92%         --
2012  Lowest contract charge 0.50% Class B(a)    $103.19            --                 --            --        4.35%
      Highest contract charge 1.30% Class B      $121.18            --                 --            --        5.81%
      All contract charges                            --            81           $  9,766          0.92%         --

                                    FSA-123

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                               -------------------------------------------------------------------
                                                          UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                               ---------- ----------------- ----------------- ------------- --------
AXA CONSERVATIVE STRATEGY
2016  Lowest contract charge 0.50% Class B      $109.78            --                 --            --        2.31%
      Highest contract charge 1.34% Class B     $105.54            --                 --            --        1.45%
      All contract charges                           --            87           $  9,714          0.85%         --
2015  Lowest contract charge 0.50% Class B(a)   $107.30            --                 --            --       (0.67)%
      Highest contract charge 1.34% Class B     $104.03            --                 --            --       (1.51)%
      All contract charges                           --            74           $  8,166          0.87%         --
2014  Lowest contract charge 0.70% Class B(a)   $107.44            --                 --            --        1.88%
      Highest contract charge 1.34% Class B     $105.63            --                 --            --        1.24%
      All contract charges                           --            61           $  6,971          0.78%         --
2013  Lowest contract charge 0.90% Class B      $105.11            --                 --            --        3.44%
      Highest contract charge 1.34% Class B     $104.34            --                 --            --        2.98%
      All contract charges                           --            60           $  6,833          1.27%         --
2012  Lowest contract charge 0.90% Class B(a)   $101.61            --                 --            --        2.14%
      Highest contract charge 1.34% Class B     $101.32            --                 --            --        3.13%
      All contract charges                           --            37           $  4,099          1.00%         --
AXA CONSERVATIVE-PLUS ALLOCATION
2016  Lowest contract charge 0.50% Class B      $158.32            --                 --            --        4.21%
      Highest contract charge 1.45% Class B     $139.42            --                 --            --        3.22%
      All contract charges                           --         1,464           $206,424          0.94%         --
2015  Lowest contract charge 0.50% Class B      $151.92            --                 --            --       (1.15)%
      Highest contract charge 1.45% Class B     $135.07            --                 --            --       (2.09)%
      All contract charges                           --         1,489           $202,513          0.83%         --
2014  Lowest contract charge 0.50% Class B      $153.69            --                 --            --        2.64%
      Highest contract charge 1.45% Class B     $137.96            --                 --            --        1.67%
      All contract charges                           --         1,503           $208,413          1.02%         --
2013  Lowest contract charge 0.50% Class B      $149.73            --                 --            --        9.69%
      Highest contract charge 1.45% Class B     $135.70            --                 --            --        8.64%
      All contract charges                           --         1,495           $203,468          1.43%         --
2012  Lowest contract charge 0.50% Class B      $136.50            --                 --            --        6.83%
      Highest contract charge 1.45% Class B     $124.91            --                 --            --        5.81%
      All contract charges                           --         1,444           $180,296          0.84%         --
AXA GLOBAL EQUITY MANAGED VOLATILITY
2016  Lowest contract charge 0.50% Class B      $301.70            --                 --            --        3.96%
      Highest contract charge 1.45% Class B     $300.37            --                 --            --        2.97%
      All contract charges                           --         1,497           $348,728          0.91%         --
2015  Lowest contract charge 0.50% Class B      $290.21            --                 --            --       (2.22)%
      Highest contract charge 1.45% Class B     $291.72            --                 --            --       (3.15)%
      All contract charges                           --         1,629           $363,975          0.88%         --
2014  Lowest contract charge 0.50% Class B      $296.80            --                 --            --        1.18%
      Highest contract charge 1.45% Class B     $301.21            --                 --            --        0.21%
      All contract charges                           --         1,741           $398,475          0.95%         --
2013  Lowest contract charge 0.50% Class B      $293.34            --                 --            --       19.76%
      Highest contract charge 1.45% Class B     $300.57            --                 --            --       18.61%
      All contract charges                           --         1,872           $425,169          0.82%         --
2012  Lowest contract charge 0.50% Class B      $244.94            --                 --            --       16.39%
      Highest contract charge 1.45% Class B     $253.40            --                 --            --       15.28%
      All contract charges                           --         2,004           $382,122          1.42%         --
AXA GROWTH STRATEGY
2016  Lowest contract charge 1.10% Class A      $155.76            --                 --            --        6.90%
      Highest contract charge 1.25% Class A     $154.04            --                 --            --        6.74%
      All contract charges                           --             9           $  1,370          0.95%         --
2015  Lowest contract charge 1.10% Class A      $145.70            --                 --            --       (2.06)%
      Highest contract charge 1.25% Class A     $144.31            --                 --            --       (2.22)%
      All contract charges                           --             9           $  1,292          1.14%         --

                                    FSA-124

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                               --------------------------------------------------------------------
                                                          UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                               ---------- ----------------- ----------------- ------------- --------
AXA GROWTH STRATEGY (CONTINUED)
2014  Lowest contract charge 1.10% Class A      $148.77            --                 --            --         4.45%
      Highest contract charge 1.25% Class A     $147.58            --                 --            --         4.30%
      All contract charges                           --             9           $  1,323          1.35%          --
2013  Lowest contract charge 1.10% Class A      $142.43            --                 --            --        18.88%
      Highest contract charge 1.25% Class A     $141.50            --                 --            --        18.70%
      All contract charges                           --             9           $  1,288          2.28%          --
2012  Lowest contract charge 1.10% Class A      $119.81            --                 --            --         9.99%
      Highest contract charge 1.25% Class A     $119.21            --                 --            --         9.82%
      All contract charges                           --            11           $  1,267          0.73%          --
AXA INTERNATIONAL CORE MANAGED VOLATILITY
2016  Lowest contract charge 0.40% Class B      $ 87.21            --                 --            --        (0.18)%
      Highest contract charge 1.45% Class B     $137.71            --                 --            --        (1.23)%
      All contract charges                           --         1,317           $150,471          0.29%          --
2015  Lowest contract charge 0.40% Class B      $ 87.37            --                 --            --        (4.73)%
      Highest contract charge 1.45% Class B     $139.43            --                 --            --        (5.73)%
      All contract charges                           --         1,380           $159,218          0.06%          --
2014  Lowest contract charge 0.40% Class B(d)   $ 91.71            --                 --            --       (10.62)%
      Highest contract charge 1.45% Class B     $147.91            --                 --            --        (7.60)%
      All contract charges                           --         1,438           $175,794          1.47%          --
2013  Lowest contract charge 0.50% Class B      $130.94            --                 --            --        16.93%
      Highest contract charge 1.45% Class B     $160.07            --                 --            --        15.82%
      All contract charges                           --         1,071           $140,564          0.87%          --
2012  Lowest contract charge 0.50% Class B      $111.98            --                 --            --        15.73%
      Highest contract charge 1.45% Class B     $138.21            --                 --            --        14.62%
      All contract charges                           --         1,125           $127,018          1.47%          --
AXA INTERNATIONAL MANAGED VOLATILITY
2016  Lowest contract charge 0.50% Class B      $109.81            --                 --            --        (0.62)%
      Highest contract charge 1.34% Class B     $111.17            --                 --            --        (1.45)%
      All contract charges                           --            80           $  8,711          1.28%          --
2015  Lowest contract charge 0.50% Class B      $110.49            --                 --            --        (2.89)%
      Highest contract charge 1.34% Class B     $112.81            --                 --            --        (3.71)%
      All contract charges                           --            77           $  8,446          0.04%          --
2014  Lowest contract charge 0.50% Class B      $113.78            --                 --            --        (6.91)%
      Highest contract charge 1.34% Class B     $117.16            --                 --            --        (7.70)%
      All contract charges                           --            62           $  7,169          0.86%          --
2013  Lowest contract charge 0.70% Class B      $129.69            --                 --            --        20.26%
      Highest contract charge 1.34% Class B     $126.93            --                 --            --        19.49%
      All contract charges                           --            54           $  6,695          0.00%          --
2012  Lowest contract charge 0.70% Class B      $107.84            --                 --            --        15.77%
      Highest contract charge 1.34% Class B     $106.23            --                 --            --        15.03%
      All contract charges                           --            42           $  4,447          0.66%          --
AXA INTERNATIONAL VALUE MANAGED VOLATILITY
2016  Lowest contract charge 0.40% Class B      $116.39            --                 --            --         0.34%
      Highest contract charge 1.45% Class B     $134.53            --                 --            --        (0.72)%
      All contract charges                           --         1,359           $170,173          0.47%          --
2015  Lowest contract charge 0.40% Class B      $115.99            --                 --            --        (3.55)%
      Highest contract charge 1.45% Class B     $135.50            --                 --            --        (4.56)%
      All contract charges                           --         1,434           $180,159          0.10%          --
2014  Lowest contract charge 0.40% Class B      $120.26            --                 --            --        (7.55)%
      Highest contract charge 1.45% Class B     $141.98            --                 --            --        (8.52)%
      All contract charges                           --         1,507           $198,047          1.58%          --
2013  Lowest contract charge 0.40% Class B      $130.08            --                 --            --        18.85%
      Highest contract charge 1.45% Class B     $155.21            --                 --            --        17.60%
      All contract charges                           --         1,611           $231,103          1.13%          --
2012  Lowest contract charge 0.40% Class B(b)   $109.45            --                 --            --         9.20%
      Highest contract charge 1.45% Class B     $131.98            --                 --            --        15.76%
      All contract charges                           --         1,740           $211,658          1.81%          --

                                    FSA-125

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                   YEARS ENDED DECEMBER 31,
                                             -------------------------------------------------------------------
                                                        UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                             ---------- ----------------- ----------------- ------------- --------
AXA LARGE CAP CORE MANAGED VOLATILITY
2016  Lowest contract charge 0.50% Class B    $164.52            --                 --            --        9.29%
      Highest contract charge 1.45% Class B   $147.98            --                 --            --        8.24%
      All contract charges                         --           193           $ 29,417          1.10%         --
2015  Lowest contract charge 0.50% Class B    $150.54            --                 --            --       (0.13)%
      Highest contract charge 1.45% Class B   $136.72            --                 --            --       (1.08)%
      All contract charges                         --           210           $ 29,443          0.92%         --
2014  Lowest contract charge 0.50% Class B    $150.74            --                 --            --       11.07%
      Highest contract charge 1.45% Class B   $138.21            --                 --            --       10.00%
      All contract charges                         --           226           $ 31,988          1.19%         --
2013  Lowest contract charge 0.70% Class B    $140.10            --                 --            --       30.63%
      Highest contract charge 1.45% Class B   $125.65            --                 --            --       29.66%
      All contract charges                         --           127           $ 16,453          0.50%         --
2012  Lowest contract charge 0.50% Class B    $103.69            --                 --            --       14.41%
      Highest contract charge 1.45% Class B   $ 96.91            --                 --            --       13.32%
      All contract charges                         --           136           $ 13,441          1.09%         --
AXA LARGE CAP GROWTH MANAGED VOLATILITY
2016  Lowest contract charge 0.50% Class B    $114.49            --                 --            --        4.99%
      Highest contract charge 1.45% Class B   $165.63            --                 --            --        3.99%
      All contract charges                         --         2,596           $631,454          0.56%         --
2015  Lowest contract charge 0.50% Class B    $109.05            --                 --            --        3.51%
      Highest contract charge 1.45% Class B   $159.28            --                 --            --        2.52%
      All contract charges                         --         2,799           $652,035          0.28%         --
2014  Lowest contract charge 0.50% Class B    $105.35            --                 --            --       10.53%
      Highest contract charge 1.45% Class B   $155.36            --                 --            --        9.48%
      All contract charges                         --         2,986           $677,417          0.26%         --
2013  Lowest contract charge 0.50% Class B    $ 95.31            --                 --            --       34.71%
      Highest contract charge 1.45% Class B   $141.91            --                 --            --       33.42%
      All contract charges                         --         1,355           $283,323          0.17%         --
2012  Lowest contract charge 0.50% Class B    $ 70.75            --                 --            --       13.16%
      Highest contract charge 1.45% Class B   $106.36            --                 --            --       12.09%
      All contract charges                         --         1,473           $230,620          0.57%         --
AXA LARGE CAP VALUE MANAGED VOLATILITY
2016  Lowest contract charge 0.70% Class A    $187.43            --                 --            --       14.52%
      Highest contract charge 1.45% Class A   $175.77            --                 --            --       13.66%
      All contract charges                         --         4,488           $752,898          1.68%         --
2015  Lowest contract charge 0.70% Class A    $163.67            --                 --            --       (4.69)%
      Highest contract charge 1.45% Class A   $154.65            --                 --            --       (5.41)%
      All contract charges                         --         4,848           $714,601          1.57%         --
2014  Lowest contract charge 0.70% Class A    $171.72            --                 --            --       11.44%
      Highest contract charge 1.45% Class A   $163.49            --                 --            --       10.60%
      All contract charges                         --         5,193           $808,406          1.37%         --
2013  Lowest contract charge 0.70% Class A    $154.09            --                 --            --       31.54%
      Highest contract charge 1.45% Class A   $147.82            --                 --            --       30.55%
      All contract charges                         --         5,346           $751,645          1.05%         --
2012  Lowest contract charge 0.50% Class A    $129.69            --                 --            --       15.28%
      Highest contract charge 1.45% Class A   $113.23            --                 --            --       14.18%
      All contract charges                         --         5,838           $627,943          1.55%         --
AXA LARGE CAP VALUE MANAGED VOLATILITY
2016  Lowest contract charge 0.40% Class B    $167.02            --                 --            --       14.86%
      Highest contract charge 1.30% Class B   $121.52            --                 --            --       13.85%
      All contract charges                         --           552           $ 94,855          1.68%         --
2015  Lowest contract charge 0.40% Class B    $145.41            --                 --            --       (4.40)%
      Highest contract charge 1.30% Class B   $106.74            --                 --            --       (5.25)%
      All contract charges                         --           619           $ 92,983          1.57%         --

                                    FSA-126

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                          YEARS ENDED DECEMBER 31,
                                                    -------------------------------------------------------------------
                                                               UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                    UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                    ---------- ----------------- ----------------- ------------- --------
AXA LARGE CAP VALUE MANAGED VOLATILITY (CONTINUED)
2014     Lowest contract charge 0.40% Class B        $152.11            --                  --           --       11.78%
         Highest contract charge 1.30% Class B       $112.66            --                  --           --       10.79%
         All contract charges                             --           682          $  108,045         1.37%         --
2013     Lowest contract charge 0.40% Class B        $136.08            --                  --           --       31.95%
         Highest contract charge 1.30% Class B       $101.69            --                  --           --       30.77%
         All contract charges                             --           653          $   93,695         1.05%         --
2012     Lowest contract charge 0.40% Class B(b)     $103.13            --                  --           --        3.04%
         Highest contract charge 1.30% Class B       $ 77.76            --                  --           --       14.37%
         All contract charges                             --           729          $   79,920         1.55%         --
AXA MID CAP VALUE MANAGED VOLATILITY
2016     Lowest contract charge 0.50% Class B        $310.86            --                  --           --       17.08%
         Highest contract charge 1.45% Class B       $211.55            --                  --           --       15.98%
         All contract charges                             --         1,901          $  505,176         1.22%         --
2015     Lowest contract charge 0.50% Class B        $265.50            --                  --           --       (4.02)%
         Highest contract charge 1.45% Class B       $182.41            --                  --           --       (4.94)%
         All contract charges                             --         2,042          $  467,179         0.75%         --
2014     Lowest contract charge 0.50% Class B        $276.62            --                  --           --       10.32%
         Highest contract charge 1.45% Class B       $191.89            --                  --           --        9.26%
         All contract charges                             --         2,184          $  524,830         0.58%         --
2013     Lowest contract charge 0.50% Class B        $250.75            --                  --           --       32.41%
         Highest contract charge 1.45% Class B       $175.62            --                  --           --       31.15%
         All contract charges                             --         2,362          $  518,799         0.51%         --
2012     Lowest contract charge 0.50% Class B        $189.37            --                  --           --       18.03%
         Highest contract charge 1.45% Class B       $133.91            --                  --           --       16.90%
         All contract charges                             --         2,547          $  426,205         1.21%         --
AXA MODERATE ALLOCATION
2016     Lowest contract charge 0.70% Class A        $211.14            --                  --           --        4.62%
         Highest contract charge 1.45% Class A       $160.53            --                  --           --        3.84%
         All contract charges                             --        11,858          $1,132,721         0.90%         --
2015     Lowest contract charge 0.70% Class A        $201.82            --                  --           --       (1.58)%
         Highest contract charge 1.45% Class A       $154.60            --                  --           --       (2.32)%
         All contract charges                             --        12,791          $1,164,680         0.82%         --
2014     Lowest contract charge 0.70% Class A        $205.05            --                  --           --        2.31%
         Highest contract charge 1.45% Class A       $158.27            --                  --           --        1.53%
         All contract charges                             --        13,795          $1,271,667         1.09%         --
2013     Lowest contract charge 0.70% Class A        $200.42            --                  --           --       12.32%
         Highest contract charge 1.45% Class A       $155.88            --                  --           --       11.48%
         All contract charges                             --        14,831          $1,331,767         1.61%         --
2012     Lowest contract charge 0.50% Class A        $111.06            --                  --           --        8.26%
         Highest contract charge 1.45% Class A       $139.83            --                  --           --        7.22%
         All contract charges                             --        16,009          $1,275,105         0.78%         --
AXA MODERATE ALLOCATION
2016     Lowest contract charge 0.40% Class B        $122.66            --                  --           --        4.94%
         Highest contract charge 1.30% Class B       $120.63            --                  --           --        4.01%
         All contract charges                             --         3,061          $  471,480         0.90%         --
2015     Lowest contract charge 0.40% Class B        $116.89            --                  --           --       (1.28)%
         Highest contract charge 1.30% Class B       $115.98            --                  --           --       (2.16)%
         All contract charges                             --         3,011          $  443,187         0.82%         --
2014     Lowest contract charge 0.40% Class B        $118.40            --                  --           --        2.62%
         Highest contract charge 1.30% Class B       $118.54            --                  --           --        1.71%
         All contract charges                             --         2,887          $  432,074         1.09%         --
2013     Lowest contract charge 0.40% Class B        $115.38            --                  --           --       12.65%
         Highest contract charge 1.30% Class B       $116.55            --                  --           --       11.66%
         All contract charges                             --         2,631          $  385,285         1.61%         --
2012     Lowest contract charge 0.40% Class B(b)     $102.42            --                  --           --        2.26%
         Highest contract charge 1.30% Class B       $104.38            --                  --           --        7.40%
         All contract charges                             --         2,366          $  307,939         0.78%         --

                                    FSA-127

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                -------------------------------------------------------------------
                                                           UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                ---------- ----------------- ----------------- ------------- --------
AXA MODERATE GROWTH STRATEGY
2016  Lowest contract charge 0.50% Class B       $133.44            --                  --           --        6.52%
      Highest contract charge 1.45% Class B      $127.63            --                  --           --        5.51%
      All contract charges                            --           392          $   50,651         1.01%         --
2015  Lowest contract charge 0.50% Class B       $125.27            --                  --           --       (1.28)%
      Highest contract charge 1.45% Class B      $120.97            --                  --           --       (2.23)%
      All contract charges                            --           304          $   37,073         1.26%         --
2014  Lowest contract charge 0.50% Class B       $126.90            --                  --           --        4.48%
      Highest contract charge 1.45% Class B      $123.73            --                  --           --        3.49%
      All contract charges                            --           204          $   25,397         1.56%         --
2013  Lowest contract charge 0.50% Class B       $121.46            --                  --           --       16.30%
      Highest contract charge 1.45% Class B      $119.56            --                  --           --       15.19%
      All contract charges                            --           103          $   12,401         3.60%         --
2012  Lowest contract charge 0.50% Class B(a)    $104.44            --                  --           --        6.29%
      Highest contract charge 1.45% Class B(a)   $103.79            --                  --           --        5.70%
      All contract charges                            --            24          $    2,581         1.62%         --
AXA MODERATE-PLUS ALLOCATION
2016  Lowest contract charge 0.50% Class B       $190.50            --                  --           --        6.73%
      Highest contract charge 1.45% Class B      $167.76            --                  --           --        5.72%
      All contract charges                            --         6,382          $1,086,620         0.91%         --
2015  Lowest contract charge 0.50% Class B       $178.48            --                  --           --       (1.78)%
      Highest contract charge 1.45% Class B      $158.68            --                  --           --       (2.72)%
      All contract charges                            --         6,504          $1,044,145         0.90%         --
2014  Lowest contract charge 0.50% Class B       $181.72            --                  --           --        3.25%
      Highest contract charge 1.45% Class B      $163.12            --                  --           --        2.26%
      All contract charges                            --         6,570          $1,080,414         1.32%         --
2013  Lowest contract charge 0.50% Class B       $176.00            --                  --           --       19.19%
      Highest contract charge 1.45% Class B      $159.51            --                  --           --       18.05%
      All contract charges                            --         6,592          $1,057,036         2.15%         --
2012  Lowest contract charge 0.50% Class B       $147.66            --                  --           --       10.96%
      Highest contract charge 1.45% Class B      $135.12            --                  --           --        9.91%
      All contract charges                            --         6,573          $  890,720         0.81%         --
AXA SMARTBETA EQUITY
2016  Lowest contract charge 0.50% Class B(g)    $101.16            --                  --           --        5.38%
      Highest contract charge 1.25% Class B      $ 99.92            --                  --           --        4.58%
      All contract charges                            --             3          $      392         2.12%         --
2015  Lowest contract charge 0.90% Class B(g)    $ 95.76            --                  --           --       (2.94)%
      Highest contract charge 1.25% Class B(g)   $ 95.54            --                  --           --       (3.15)%
      All contract charges                            --            --          $       74         3.31%         --
AXA/AB DYNAMIC MODERATE GROWTH
2016  Lowest contract charge 0.50% Class B       $127.68            --                  --           --        3.26%
      Highest contract charge 1.34% Class B      $122.75            --                  --           --        2.39%
      All contract charges                            --           134          $   16,587         0.41%         --
2015  Lowest contract charge 0.50% Class B       $123.65            --                  --           --       (1.11)%
      Highest contract charge 1.34% Class B      $119.89            --                  --           --       (1.95)%
      All contract charges                            --           120          $   14,425         0.80%         --
2014  Lowest contract charge 0.50% Class B(a)    $125.04            --                  --           --        4.25%
      Highest contract charge 1.34% Class B      $122.27            --                  --           --        3.37%
      All contract charges                            --            95          $   11,621         1.09%         --
2013  Lowest contract charge 0.70% Class B       $119.54            --                  --           --       15.35%
      Highest contract charge 1.34% Class B      $118.28            --                  --           --       14.61%
      All contract charges                            --            46          $    5,435         0.42%         --
2012  Lowest contract charge 0.70% Class B(a)    $103.63            --                  --           --        6.00%
      Highest contract charge 1.34% Class B(a)   $103.20            --                  --           --        5.62%
      All contract charges                            --            13          $    1,420         0.72%         --

                                    FSA-128

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                -------------------------------------------------------------------
                                                           UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                ---------- ----------------- ----------------- ------------- --------
AXA/AB SMALL CAP GROWTH
2016  Lowest contract charge 0.70% Class A       $304.61            --                 --            --       11.79%
      Highest contract charge 1.45% Class A      $248.18            --                 --            --       10.95%
      All contract charges                            --           819           $283,441          0.36%         --
2015  Lowest contract charge 0.70% Class A       $272.48            --                 --            --       (3.59)%
      Highest contract charge 1.45% Class A      $223.69            --                 --            --       (4.32)%
      All contract charges                            --           887           $276,150          0.05%         --
2014  Lowest contract charge 0.70% Class A       $282.62            --                 --            --        2.85%
      Highest contract charge 1.45% Class A      $233.78            --                 --            --        2.07%
      All contract charges                            --           955           $310,247          0.06%         --
2013  Lowest contract charge 0.70% Class A       $274.79            --                 --            --       37.20%
      Highest contract charge 1.45% Class A      $229.03            --                 --            --       36.17%
      All contract charges                            --         1,032           $327,707          0.05%         --
2012  Lowest contract charge 0.50% Class A       $136.80            --                 --            --       15.01%
      Highest contract charge 1.45% Class A      $168.20            --                 --            --       13.91%
      All contract charges                            --         1,112           $259,067          0.21%         --
AXA/AB SMALL CAP GROWTH
2016  Lowest contract charge 0.50% Class B       $200.63            --                 --            --       12.01%
      Highest contract charge 1.30% Class B      $191.00            --                 --            --       11.13%
      All contract charges                            --           252           $ 61,734          0.36%         --
2015  Lowest contract charge 0.50% Class B       $179.11            --                 --            --       (3.39)%
      Highest contract charge 1.30% Class B      $171.87            --                 --            --       (4.16)%
      All contract charges                            --           250           $ 55,409          0.05%         --
2014  Lowest contract charge 0.50% Class B       $185.40            --                 --            --        3.06%
      Highest contract charge 1.30% Class B      $179.33            --                 --            --        2.25%
      All contract charges                            --           248           $ 58,063          0.06%         --
2013  Lowest contract charge 0.50% Class B       $179.90            --                 --            --       37.49%
      Highest contract charge 1.30% Class B      $175.39            --                 --            --       36.39%
      All contract charges                            --           250           $ 58,082          0.05%         --
2012  Lowest contract charge 0.50% Class B       $130.85            --                 --            --       15.00%
      Highest contract charge 1.30% Class B      $128.59            --                 --            --       14.10%
      All contract charges                            --           248           $ 42,946          0.21%         --
AXA/CLEARBRIDGE LARGE CAP GROWTH
2016  Lowest contract charge 0.50% Class B       $190.69            --                 --            --        0.38%
      Highest contract charge 1.45% Class B      $167.04            --                 --            --       (0.58)%
      All contract charges                            --           887           $152,942          0.00%         --
2015  Lowest contract charge 0.50% Class B       $189.97            --                 --            --        0.76%
      Highest contract charge 1.45% Class B      $168.01            --                 --            --       (0.20)%
      All contract charges                            --         1,022           $177,302          0.00%         --
2014  Lowest contract charge 0.50% Class B       $188.54            --                 --            --        3.28%
      Highest contract charge 1.45% Class B      $168.35            --                 --            --        2.30%
      All contract charges                            --         1,111           $192,775          0.00%         --
2013  Lowest contract charge 0.50% Class B       $182.55            --                 --            --       38.38%
      Highest contract charge 1.45% Class B      $164.57            --                 --            --       37.06%
      All contract charges                            --         1,169           $197,650          0.00%         --
2012  Lowest contract charge 0.50% Class B       $131.92            --                 --            --       19.83%
      Highest contract charge 1.45% Class B      $120.07            --                 --            --       18.68%
      All contract charges                            --         1,067           $131,515          0.01%         --
AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND
2016  Lowest contract charge 0.50% Class B       $102.24            --                 --            --        4.35%
      Highest contract charge 1.25% Class B      $100.98            --                 --            --        3.56%
      All contract charges                            --            26           $  2,603          4.08%         --
2015  Lowest contract charge 0.50% Class B(g)    $ 97.98            --                 --            --       (2.28)%
      Highest contract charge 1.25% Class B(g)   $ 97.51            --                 --            --       (2.72)%
      All contract charges                            --             7           $    678          3.46%         --

                                    FSA-129

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                             YEARS ENDED DECEMBER 31,
                                                      --------------------------------------------------------------------
                                                                 UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                      UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                      ---------- ----------------- ----------------- ------------- --------
AXA/FRANKLIN BALANCED MANAGED VOLATILITY
2016     Lowest contract charge 0.40% Class B          $130.96           --                  --            --         9.99%
         Highest contract charge 1.45% Class B         $132.13           --                  --            --         8.85%
         All contract charges                               --          668             $89,565          2.48%          --
2015     Lowest contract charge 0.40% Class B          $119.06           --                  --            --        (3.42)%
         Highest contract charge 1.45% Class B         $121.39           --                  --            --        (4.44)%
         All contract charges                               --          710             $87,422          2.32%          --
2014     Lowest contract charge 0.40% Class B          $123.27           --                  --            --         5.77%
         Highest contract charge 1.45% Class B         $127.03           --                  --            --         4.65%
         All contract charges                               --          722             $92,522          2.38%          --
2013     Lowest contract charge 0.40% Class B          $116.54           --                  --            --        14.12%
         Highest contract charge 1.45% Class B         $121.38           --                  --            --        12.92%
         All contract charges                               --          664             $81,308          2.40%          --
2012     Lowest contract charge 0.40% Class B(b)       $102.12           --                  --            --         2.16%
         Highest contract charge 1.45% Class B         $107.49           --                  --            --         9.61%
         All contract charges                               --          669             $72,627          3.08%          --
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY
2016     Lowest contract charge 0.50% Class B          $172.18           --                  --            --        24.24%
         Highest contract charge 1.45% Class B         $155.96           --                  --            --        23.06%
         All contract charges                               --          123             $19,631          0.38%          --
2015     Lowest contract charge 0.50% Class B          $138.59           --                  --            --        (7.01)%
         Highest contract charge 1.45% Class B         $126.74           --                  --            --        (7.89)%
         All contract charges                               --          127             $16,276          0.23%          --
2014     Lowest contract charge 0.50% Class B          $149.03           --                  --            --         1.62%
         Highest contract charge 1.45% Class B         $137.60           --                  --            --         0.64%
         All contract charges                               --          137             $18,940          0.02%          --
2013     Lowest contract charge 0.50% Class B          $146.66           --                  --            --        36.00%
         Highest contract charge 1.45% Class B         $136.72           --                  --            --        34.70%
         All contract charges                               --          144             $19,941          0.11%          --
2012     Lowest contract charge 0.50% Class B          $107.84           --                  --            --        16.24%
         Highest contract charge 1.45% Class B         $101.50           --                  --            --        15.13%
         All contract charges                               --          148             $15,132          0.72%          --
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY
2016     Lowest contract charge 0.50% Class B          $124.18           --                  --            --         8.95%
         Highest contract charge 1.34% Class B         $114.45           --                  --            --         8.03%
         All contract charges                               --          600             $69,558          1.63%          --
2015     Lowest contract charge 0.50% Class B          $113.98           --                  --            --        (3.28)%
         Highest contract charge 1.34% Class B         $105.94           --                  --            --        (4.10)%
         All contract charges                               --          646             $69,206          1.24%          --
2014     Lowest contract charge 0.50% Class B          $117.85           --                  --            --         4.94%
         Highest contract charge 1.34% Class B         $110.47           --                  --            --         4.06%
         All contract charges                               --          646             $72,011          1.75%          --
2013     Lowest contract charge 0.50% Class B          $112.30           --                  --            --        22.68%
         Highest contract charge 1.34% Class B         $106.16           --                  --            --        21.63%
         All contract charges                               --          599             $64,174          1.18%          --
2012     Lowest contract charge 0.50% Class B          $ 91.54           --                  --            --        14.14%
         Highest contract charge 1.34% Class B         $ 87.28           --                  --            --        13.19%
         All contract charges                               --          589             $51,679          1.81%          --
AXA/HORIZON SMALL CAP VALUE
2016     Lowest contract charge 0.50% Class B          $108.45           --                  --            --        23.63%
         Highest contract charge 1.25% Class B(g)      $107.12           --                  --            --        22.70%
         All contract charges                               --            3             $   307          3.23%          --
2015     Lowest contract charge 0.50% Class B(g)       $ 87.72           --                  --            --       (11.70)%
         Highest contract charge 1.20% Class B(g)      $ 87.33           --                  --            --       (12.07)%
         All contract charges                               --            1             $    76          0.81%          --

                                    FSA-130

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                --------------------------------------------------------------------
                                                           UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                ---------- ----------------- ----------------- ------------- --------
AXA/JANUS ENTERPRISE
2016  Lowest contract charge 0.40% Class B       $125.92            --                 --            --        (4.71)%
      Highest contract charge 1.45% Class B      $192.44            --                 --            --        (5.72)%
      All contract charges                            --         1,279           $244,983          0.00%          --
2015  Lowest contract charge 0.40% Class B       $132.15            --                 --            --        (5.87)%
      Highest contract charge 1.45% Class B      $204.11            --                 --            --        (6.86)%
      All contract charges                            --         1,341           $269,875          0.00%          --
2014  Lowest contract charge 0.40% Class B       $140.39            --                 --            --        (1.11)%
      Highest contract charge 1.45% Class B      $219.15            --                 --            --        (2.15)%
      All contract charges                            --         1,333           $287,981          0.00%          --
2013  Lowest contract charge 0.40% Class B       $141.96            --                 --            --        37.99%
      Highest contract charge 1.45% Class B      $223.97            --                 --            --        36.53%
      All contract charges                            --         1,315           $290,113          0.00%          --
2012  Lowest contract charge 0.40% Class B(b)    $102.88            --                 --            --         2.91%
      Highest contract charge 1.45% Class B      $164.04            --                 --            --         7.17%
      All contract charges                            --         1,334           $215,643          0.48%          --
AXA/LOOMIS SAYLES GROWTH
2016  Lowest contract charge 0.40% Class B       $160.84            --                 --            --         6.38%
      Highest contract charge 1.45% Class B      $215.32            --                 --            --         5.27%
      All contract charges                            --           286           $ 61,039          0.37%          --
2015  Lowest contract charge 0.40% Class B       $151.19            --                 --            --        11.08%
      Highest contract charge 1.45% Class B      $204.55            --                 --            --         9.91%
      All contract charges                            --           223           $ 45,979          0.12%          --
2014  Lowest contract charge 0.40% Class B       $136.11            --                 --            --         7.39%
      Highest contract charge 1.45% Class B      $186.11            --                 --            --         6.26%
      All contract charges                            --           223           $ 42,010          0.11%          --
2013  Lowest contract charge 0.40% Class B       $126.74            --                 --            --        26.75%
      Highest contract charge 1.45% Class B      $175.15            --                 --            --        25.43%
      All contract charges                            --           255           $ 44,612          0.81%          --
2012  Lowest contract charge 0.40% Class B(b)    $ 99.99            --                 --            --        (0.22)%
      Highest contract charge 1.45% Class B      $139.64            --                 --            --        10.94%
      All contract charges                            --           277           $ 38,861          0.84%          --
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY
2016  Lowest contract charge 0.50% Class B       $153.85            --                 --            --        12.60%
      Highest contract charge 1.45% Class B      $139.36            --                 --            --        11.52%
      All contract charges                            --           189           $ 26,930          2.21%          --
2015  Lowest contract charge 0.50% Class B       $136.64            --                 --            --        (2.87)%
      Highest contract charge 1.45% Class B      $124.96            --                 --            --        (3.80)%
      All contract charges                            --           203           $ 25,859          1.81%          --
2014  Lowest contract charge 0.50% Class B       $140.68            --                 --            --         9.16%
      Highest contract charge 1.45% Class B      $129.89            --                 --            --         8.11%
      All contract charges                            --           225           $ 29,735          1.75%          --
2013  Lowest contract charge 0.50% Class B       $128.88            --                 --            --        28.62%
      Highest contract charge 1.45% Class B      $120.15            --                 --            --        27.40%
      All contract charges                            --           251           $ 30,649          0.70%          --
2012  Lowest contract charge 0.50% Class B       $100.20            --                 --            --        13.63%
      Highest contract charge 1.45% Class B      $ 94.31            --                 --            --        12.54%
      All contract charges                            --           277           $ 26,266          1.35%          --
AXA/PACIFIC GLOBAL SMALL CAP VALUE
2016  Lowest contract charge 0.50% Class B       $103.81            --                 --            --        28.22%
      Highest contract charge 1.25% Class B      $102.53            --                 --            --        27.26%
      All contract charges                            --             4           $    404          0.97%          --
2015  Lowest contract charge 0.50% Class B(g)    $ 80.96            --                 --            --       (17.53)%
      Highest contract charge 1.25% Class B(g)   $ 80.57            --                 --            --       (17.91)%
      All contract charges                            --             1           $    121          0.22%          --

                                    FSA-131

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                -------------------------------------------------------------------
                                                           UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                ---------- ----------------- ----------------- ------------- --------
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
2016  Lowest contract charge 0.50% Class B       $125.28           --                  --            --        4.74%
      Highest contract charge 1.45% Class B      $113.48           --                  --            --        3.75%
      All contract charges                            --          381             $43,936          0.69%         --
2015  Lowest contract charge 0.50% Class B       $119.61           --                  --            --       (3.12)%
      Highest contract charge 1.45% Class B      $109.38           --                  --            --       (4.05)%
      All contract charges                            --          399             $44,162          0.00%         --
2014  Lowest contract charge 0.50% Class B       $123.46           --                  --            --        0.59%
      Highest contract charge 1.45% Class B      $114.00           --                  --            --       (0.37)%
      All contract charges                            --          405             $46,619          1.40%         --
2013  Lowest contract charge 0.50% Class B       $122.73           --                  --            --       26.30%
      Highest contract charge 1.45% Class B      $114.42           --                  --            --       25.10%
      All contract charges                            --          394             $45,428          0.82%         --
2012  Lowest contract charge 0.50% Class B       $ 97.17           --                  --            --       18.75%
      Highest contract charge 1.45% Class B      $ 91.46           --                  --            --       17.60%
      All contract charges                            --          379             $34,837          1.35%         --
CHARTER/SM/ INTERNATIONAL MODERATE
2016  Lowest contract charge 0.50% Class B       $ 96.45           --                  --            --        4.86%
      Highest contract charge 1.25% Class B(g)   $ 95.27           --                  --            --        4.07%
      All contract charges                            --           --             $    51          3.30%         --
2015  Lowest contract charge 0.50% Class B(g)    $ 91.98           --                  --            --       (6.45)%
      Highest contract charge 1.20% Class B(g)   $ 91.57           --                  --            --       (6.85)%
      All contract charges                            --           --             $    23          3.08%         --
CHARTER/SM/ MULTI-SECTOR BOND
2016  Lowest contract charge 0.70% Class A       $120.09           --                  --            --        2.21%
      Highest contract charge 1.45% Class A      $ 97.11           --                  --            --        1.44%
      All contract charges                            --          370             $61,071          1.95%         --
2015  Lowest contract charge 0.70% Class A       $117.49           --                  --            --       (1.34)%
      Highest contract charge 1.45% Class A      $ 95.73           --                  --            --       (2.08)%
      All contract charges                            --          401             $65,307          1.52%         --
2014  Lowest contract charge 0.70% Class A       $119.08           --                  --            --        1.66%
      Highest contract charge 1.45% Class A      $ 97.76           --                  --            --        0.90%
      All contract charges                            --          433             $72,235          2.48%         --
2013  Lowest contract charge 0.70% Class A       $117.13           --                  --            --       (1.70)%
      Highest contract charge 1.45% Class A      $ 96.89           --                  --            --       (2.45)%
      All contract charges                            --          476             $78,335          3.40%         --
2012  Lowest contract charge 0.50% Class A       $102.94           --                  --            --        4.81%
      Highest contract charge 1.45% Class A      $ 99.32           --                  --            --        3.80%
      All contract charges                            --          520             $87,757          2.29%         --
CHARTER/SM/ MULTI-SECTOR BOND
2016  Lowest contract charge 0.50% Class B       $135.69           --                  --            --        2.42%
      Highest contract charge 1.30% Class B      $ 95.37           --                  --            --        1.61%
      All contract charges                            --          249             $25,975          1.95%         --
2015  Lowest contract charge 0.50% Class B       $132.49           --                  --            --       (1.13)%
      Highest contract charge 1.30% Class B      $ 93.86           --                  --            --       (1.92)%
      All contract charges                            --          256             $26,346          1.52%         --
2014  Lowest contract charge 0.50% Class B       $134.01           --                  --            --        1.88%
      Highest contract charge 1.30% Class B      $ 95.70           --                  --            --        1.08%
      All contract charges                            --          262             $27,445          2.48%         --
2013  Lowest contract charge 0.50% Class B       $131.54           --                  --            --       (1.36)%
      Highest contract charge 1.30% Class B      $ 94.68           --                  --            --       (2.15)%
      All contract charges                            --          275             $28,502          3.40%         --
2012  Lowest contract charge 0.50% Class B       $133.36           --                  --            --        4.79%
      Highest contract charge 1.30% Class B      $ 96.76           --                  --            --        3.96%
      All contract charges                            --          300             $31,613          2.29%         --

                                    FSA-132

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                --------------------------------------------------------------------
                                                           UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                ---------- ----------------- ----------------- ------------- --------
CHARTER/SM/ REAL ASSETS
2016  Lowest contract charge 0.50% Class B(g)    $ 97.41            --                 --            --        12.15%
      Highest contract charge 1.25% Class B      $ 96.22            --                 --            --        11.31%
      All contract charges                            --             1           $    170          3.31%          --
2015  Lowest contract charge 1.20% Class B(g)    $ 86.47            --                 --            --       (12.49)%
      Highest contract charge 1.25% Class B(g)   $ 86.44            --                 --            --       (12.52)%
      All contract charges                            --            --           $     13          2.81%          --
CHARTER/SM/ SMALL CAP GROWTH
2016  Lowest contract charge 0.50% Class B       $183.29            --                 --            --         8.81%
      Highest contract charge 1.45% Class B      $163.00            --                 --            --         7.77%
      All contract charges                            --           244           $ 40,272          0.00%          --
2015  Lowest contract charge 0.50% Class B       $168.45            --                 --            --        (6.52)%
      Highest contract charge 1.45% Class B      $151.25            --                 --            --        (7.41)%
      All contract charges                            --           265           $ 40,398          0.26%          --
2014  Lowest contract charge 0.70% Class B       $176.51            --                 --            --        (3.29)%
      Highest contract charge 1.45% Class B      $163.35            --                 --            --        (4.02)%
      All contract charges                            --           288           $ 47,082          0.00%          --
2013  Lowest contract charge 0.50% Class B       $185.94            --                 --            --        47.03%
      Highest contract charge 1.45% Class B      $170.19            --                 --            --        45.64%
      All contract charges                            --           340           $ 57,990          0.00%          --
2012  Lowest contract charge 0.50% Class B       $126.46            --                 --            --        10.81%
      Highest contract charge 1.45% Class B      $116.86            --                 --            --         9.76%
      All contract charges                            --           327           $ 38,523          0.00%          --
CHARTER/SM/ SMALL CAP VALUE
2016  Lowest contract charge 0.50% Class B       $273.66            --                 --            --        24.61%
      Highest contract charge 1.45% Class B      $193.10            --                 --            --        23.43%
      All contract charges                            --           469           $117,210          1.36%          --
2015  Lowest contract charge 0.50% Class B       $219.62            --                 --            --       (13.57)%
      Highest contract charge 1.45% Class B      $156.45            --                 --            --       (14.40)%
      All contract charges                            --           504           $101,765          0.51%          --
2014  Lowest contract charge 0.50% Class B       $254.09            --                 --            --        (5.58)%
      Highest contract charge 1.45% Class B      $182.76            --                 --            --        (6.48)%
      All contract charges                            --           537           $126,327          0.16%          --
2013  Lowest contract charge 0.50% Class B       $269.12            --                 --            --        42.01%
      Highest contract charge 1.45% Class B      $195.43            --                 --            --        40.65%
      All contract charges                            --           592           $148,120          0.55%          --
2012  Lowest contract charge 0.50% Class B       $189.51            --                 --            --        16.19%
      Highest contract charge 1.45% Class B      $138.95            --                 --            --        15.08%
      All contract charges                            --           629           $112,152          0.58%          --
EQ/BLACKROCK BASIC VALUE EQUITY
2016  Lowest contract charge 0.50% Class B       $258.55            --                 --            --        17.38%
      Highest contract charge 1.45% Class B      $274.64            --                 --            --        16.26%
      All contract charges                            --         2,429           $759,183          1.54%          --
2015  Lowest contract charge 0.50% Class B       $220.27            --                 --            --        (6.62)%
      Highest contract charge 1.45% Class B      $236.23            --                 --            --        (7.51)%
      All contract charges                            --         2,398           $648,716          1.31%          --
2014  Lowest contract charge 0.50% Class B       $235.89            --                 --            --         9.16%
      Highest contract charge 1.45% Class B      $255.41            --                 --            --         8.11%
      All contract charges                            --         2,356           $693,101          1.09%          --
2013  Lowest contract charge 0.50% Class B       $216.10            --                 --            --        37.04%
      Highest contract charge 1.45% Class B      $236.25            --                 --            --        35.74%
      All contract charges                            --         2,291           $629,177          1.65%          --
2012  Lowest contract charge 0.50% Class B       $157.69            --                 --            --        13.06%
      Highest contract charge 1.45% Class B      $174.05            --                 --            --        11.99%
      All contract charges                            --         2,239           $456,812          1.59%          --

                                    FSA-133

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                   YEARS ENDED DECEMBER 31,
                                             -------------------------------------------------------------------
                                                        UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                             ---------- ----------------- ----------------- ------------- --------
EQ/BOSTON ADVISORS EQUITY INCOME
2016  Lowest contract charge 0.50% Class B    $209.90            --                  --           --       12.42%
      Highest contract charge 1.45% Class B   $186.68            --                  --           --       11.35%
      All contract charges                         --           569          $  107,751         2.00%         --
2015  Lowest contract charge 0.50% Class B    $186.71            --                  --           --       (2.19)%
      Highest contract charge 1.45% Class B   $167.65            --                  --           --       (3.13)%
      All contract charges                         --           604          $  102,239         1.58%         --
2014  Lowest contract charge 0.50% Class B    $190.90            --                  --           --        8.13%
      Highest contract charge 1.45% Class B   $173.06            --                  --           --        7.09%
      All contract charges                         --           630          $  109,337         1.56%         --
2013  Lowest contract charge 0.50% Class B    $176.55            --                  --           --       31.10%
      Highest contract charge 1.45% Class B   $161.60            --                  --           --       29.85%
      All contract charges                         --           649          $  105,279         2.16%         --
2012  Lowest contract charge 0.50% Class B    $134.67            --                  --           --       17.15%
      Highest contract charge 1.45% Class B   $124.45            --                  --           --       16.02%
      All contract charges                         --           564          $   70,741         2.09%         --
EQ/CAPITAL GUARDIAN RESEARCH
2016  Lowest contract charge 0.70% Class B    $236.07            --                  --           --        7.66%
      Highest contract charge 1.45% Class B   $206.96            --                  --           --        6.86%
      All contract charges                         --           954          $  194,061         0.87%         --
2015  Lowest contract charge 0.70% Class B    $219.27            --                  --           --        1.20%
      Highest contract charge 1.45% Class B   $193.68            --                  --           --        0.43%
      All contract charges                         --         1,011          $  193,583         0.57%         --
2014  Lowest contract charge 0.70% Class B    $216.67            --                  --           --        9.74%
      Highest contract charge 1.45% Class B   $192.85            --                  --           --        8.91%
      All contract charges                         --         1,058          $  203,147         0.70%         --
2013  Lowest contract charge 0.70% Class B    $197.44            --                  --           --       30.84%
      Highest contract charge 1.45% Class B   $177.07            --                  --           --       29.85%
      All contract charges                         --         1,151          $  203,683         1.45%         --
2012  Lowest contract charge 0.70% Class B    $150.90            --                  --           --       16.59%
      Highest contract charge 1.45% Class B   $136.36            --                  --           --       15.71%
      All contract charges                         --         1,220          $  166,755         0.91%         --
EQ/COMMON STOCK INDEX
2016  Lowest contract charge 0.70% Class A    $250.51            --                  --           --       10.91%
      Highest contract charge 1.45% Class A   $170.82            --                  --           --       10.08%
      All contract charges                         --         3,867          $2,054,312         1.54%         --
2015  Lowest contract charge 0.70% Class A    $225.87            --                  --           --       (0.76)%
      Highest contract charge 1.45% Class A   $155.18            --                  --           --       (1.50)%
      All contract charges                         --         4,237          $2,036,713         1.35%         --
2014  Lowest contract charge 0.70% Class A    $227.59            --                  --           --       11.27%
      Highest contract charge 1.45% Class A   $157.55            --                  --           --       10.43%
      All contract charges                         --         4,600          $2,238,543         1.22%         --
2013  Lowest contract charge 0.70% Class A    $204.53            --                  --           --       31.54%
      Highest contract charge 1.45% Class A   $142.67            --                  --           --       30.55%
      All contract charges                         --         5,042          $2,214,801         1.28%         --
2012  Lowest contract charge 0.50% Class A    $102.86            --                  --           --       15.02%
      Highest contract charge 1.45% Class A   $109.28            --                  --           --       13.92%
      All contract charges                         --         5,579          $1,869,594         1.54%         --
EQ/COMMON STOCK INDEX
2016  Lowest contract charge 0.40% Class B    $166.28            --                  --           --       11.25%
      Highest contract charge 1.30% Class B   $152.11            --                  --           --       10.26%
      All contract charges                         --           881          $  144,886         1.54%         --
2015  Lowest contract charge 0.40% Class B    $149.47            --                  --           --       (0.46)%
      Highest contract charge 1.30% Class B   $137.96            --                  --           --       (1.34)%
      All contract charges                         --           870          $  130,043         1.35%         --

                                    FSA-134

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                --------------------------------------------------------------------
                                                           UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                ---------- ----------------- ----------------- ------------- --------
EQ/COMMON STOCK INDEX (CONTINUED)
2014  Lowest contract charge 0.40% Class B       $150.16            --                 --            --        11.61%
      Highest contract charge 1.30% Class B      $139.83            --                 --            --        10.61%
      All contract charges                            --           888           $134,632          1.22%          --
2013  Lowest contract charge 0.40% Class B       $134.54            --                 --            --        31.94%
      Highest contract charge 1.30% Class B      $126.42            --                 --            --        30.76%
      All contract charges                            --           908           $125,249          1.28%          --
2012  Lowest contract charge 0.40% Class B(b)    $101.97            --                 --            --         1.74%
      Highest contract charge 1.30% Class B      $ 96.68            --                 --            --        14.12%
      All contract charges                            --           895           $ 93,945          1.54%          --
EQ/CORE BOND INDEX
2016  Lowest contract charge 0.40% Class B       $102.06            --                 --            --         0.97%
      Highest contract charge 1.45% Class B      $112.84            --                 --            --        (0.09)%
      All contract charges                            --           991           $114,324          1.52%          --
2015  Lowest contract charge 0.40% Class B       $101.08            --                 --            --         0.04%
      Highest contract charge 1.45% Class B      $112.94            --                 --            --        (1.03)%
      All contract charges                            --           963           $110,934          1.50%          --
2014  Lowest contract charge 0.40% Class B       $101.04            --                 --            --         2.01%
      Highest contract charge 1.45% Class B      $114.11            --                 --            --         0.94%
      All contract charges                            --           956           $111,253          1.30%          --
2013  Lowest contract charge 0.40% Class B       $ 99.05            --                 --            --        (1.99)%
      Highest contract charge 1.45% Class B      $113.05            --                 --            --        (3.02)%
      All contract charges                            --           981           $112,879          1.15%          --
2012  Lowest contract charge 0.40% Class B(b)    $101.06            --                 --            --         1.02%
      Highest contract charge 1.45% Class B      $116.57            --                 --            --         1.66%
      All contract charges                            --         1,022           $120,948          1.43%          --
EQ/EMERGING MARKETS EQUITY PLUS
2016  Lowest contract charge 0.50% Class B       $ 81.33            --                 --            --         9.15%
      Highest contract charge 1.34% Class B      $ 78.86            --                 --            --         8.23%
      All contract charges                            --            72           $  5,741          0.92%          --
2015  Lowest contract charge 0.50% Class B       $ 74.51            --                 --            --       (18.56)%
      Highest contract charge 1.34% Class B      $ 72.86            --                 --            --       (19.24)%
      All contract charges                            --            54           $  3,974          0.74%          --
2014  Lowest contract charge 0.50% Class B       $ 91.49            --                 --            --        (3.64)%
      Highest contract charge 1.34% Class B      $ 90.22            --                 --            --        (4.46)%
      All contract charges                            --            33           $  3,010          0.73%          --
2013  Lowest contract charge 0.50% Class B(c)    $ 94.95            --                 --            --        (4.18)%
      Highest contract charge 1.34% Class B(c)   $ 94.43            --                 --            --        (4.67)%
      All contract charges                            --            12           $  1,233          1.05%          --
EQ/EQUITY 500 INDEX
2016  Lowest contract charge 0.70% Class A       $276.23            --                 --            --        10.46%
      Highest contract charge 1.45% Class A      $189.97            --                 --            --         9.63%
      All contract charges                            --         2,006           $993,755          1.68%          --
2015  Lowest contract charge 0.70% Class A       $250.07            --                 --            --         0.09%
      Highest contract charge 1.45% Class A      $173.28            --                 --            --        (0.66)%
      All contract charges                            --         2,050           $923,739          1.64%          --
2014  Lowest contract charge 0.70% Class A       $249.84            --                 --            --        12.19%
      Highest contract charge 1.45% Class A      $174.44            --                 --            --        11.34%
      All contract charges                            --         2,097           $950,100          1.41%          --
2013  Lowest contract charge 0.70% Class A       $ 222.7            --                 --            --        30.59%
      Highest contract charge 1.45% Class A      $156.67            --                 --            --        29.60%
      All contract charges                            --         2,171           $883,708          1.48%          --
2012  Lowest contract charge 0.50% Class A       $112.35            --                 --            --        14.65%
      Highest contract charge 1.45% Class A      $120.89            --                 --            --        13.57%
      All contract charges                            --         2,282           $715,915          1.69%          --

                                    FSA-135

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                               -------------------------------------------------------------------
                                                          UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                               ---------- ----------------- ----------------- ------------- --------
EQ/EQUITY 500 INDEX
2016  Lowest contract charge 0.40% Class B      $165.94            --                 --            --       10.78%
      Highest contract charge 1.30% Class B     $167.02            --                 --            --        9.81%
      All contract charges                           --         1,771           $325,092          1.68%         --
2015  Lowest contract charge 0.40% Class B      $149.79            --                 --            --        0.39%
      Highest contract charge 1.30% Class B     $152.10            --                 --            --       (0.51)%
      All contract charges                           --         1,478           $245,385          1.64%         --
2014  Lowest contract charge 0.40% Class B      $149.21            --                 --            --       12.53%
      Highest contract charge 1.30% Class B     $152.88            --                 --            --       11.52%
      All contract charges                           --         1,253           $207,743          1.41%         --
2013  Lowest contract charge 0.40% Class B      $132.60            --                 --            --       30.99%
      Highest contract charge 1.30% Class B     $137.09            --                 --            --       29.83%
      All contract charges                           --         1,095           $162,807          1.48%         --
2012  Lowest contract charge 0.40% Class B(b)   $101.23            --                 --            --        1.05%
      Highest contract charge 1.30% Class B     $105.59            --                 --            --       13.75%
      All contract charges                           --           986           $112,301          1.69%         --
EQ/GAMCO MERGERS AND ACQUISITIONS
2016  Lowest contract charge 0.50% Class B      $169.97            --                 --            --        7.16%
      Highest contract charge 1.45% Class B     $151.98            --                 --            --        6.14%
      All contract charges                           --           116           $ 17,653          0.01%         --
2015  Lowest contract charge 0.50% Class B      $158.62            --                 --            --        2.10%
      Highest contract charge 1.34% Class B     $144.91            --                 --            --        1.24%
      All contract charges                           --           127           $ 18,277          0.00%         --
2014  Lowest contract charge 0.50% Class B      $155.35            --                 --            --        1.13%
      Highest contract charge 1.34% Class B     $143.13            --                 --            --        0.28%
      All contract charges                           --           141           $ 20,188          0.00%         --
2013  Lowest contract charge 0.50% Class B      $153.61            --                 --            --       10.43%
      Highest contract charge 1.45% Class B     $141.35            --                 --            --        9.37%
      All contract charges                           --           149           $ 21,110          0.42%         --
2012  Lowest contract charge 0.50% Class B      $139.10            --                 --            --        4.72%
      Highest contract charge 1.45% Class B     $129.24            --                 --            --        3.72%
      All contract charges                           --           150           $ 19,467          0.00%         --
EQ/GAMCO SMALL COMPANY VALUE
2016  Lowest contract charge 0.00% Class B(i)   $120.04            --                 --            --       36.95%
      Highest contract charge 1.45% Class B     $317.46            --                 --            --       21.49%
      All contract charges                           --         2,786           $878,428          0.52%         --
2015  Lowest contract charge 0.40% Class B      $144.27            --                 --            --       (6.08)%
      Highest contract charge 1.45% Class B     $261.31            --                 --            --       (7.07)%
      All contract charges                           --         2,669           $692,281          0.54%         --
2014  Lowest contract charge 0.40% Class B      $153.61            --                 --            --        2.66%
      Highest contract charge 1.45% Class B     $281.18            --                 --            --        1.57%
      All contract charges                           --         2,576           $717,726          0.28%         --
2013  Lowest contract charge 0.40% Class B      $149.63            --                 --            --       38.56%
      Highest contract charge 1.45% Class B     $276.83            --                 --            --       37.10%
      All contract charges                           --         2,476           $678,585          0.28%         --
2012  Lowest contract charge 0.40% Class B(b)   $107.99            --                 --            --        7.26%
      Highest contract charge 1.45% Class B     $201.92            --                 --            --       16.14%
      All contract charges                           --         2,285           $456,724          1.31%         --
EQ/GLOBAL BOND PLUS
2016  Lowest contract charge 0.50% Class B      $124.43            --                 --            --        0.18%
      Highest contract charge 1.45% Class B     $111.71            --                 --            --       (0.78)%
      All contract charges                           --           473           $ 54,198          1.80%         --
2015  Lowest contract charge 0.50% Class B      $124.21            --                 --            --       (4.28)%
      Highest contract charge 1.45% Class B     $112.59            --                 --            --       (5.20)%
      All contract charges                           --           516           $ 59,622          0.04%         --

                                    FSA-136

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                -------------------------------------------------------------------
                                                           UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                ---------- ----------------- ----------------- ------------- --------
EQ/GLOBAL BOND PLUS (CONTINUED)
2014  Lowest contract charge 0.50% Class B       $129.77           --                  --            --        0.39%
      Highest contract charge 1.45% Class B      $118.76           --                  --            --       (0.58)%
      All contract charges                            --          573             $69,454          0.66%         --
2013  Lowest contract charge 0.50% Class B       $129.27           --                  --            --       (3.00)%
      Highest contract charge 1.45% Class B      $119.45           --                  --            --       (3.93)%
      All contract charges                            --          616             $74,946          0.01%         --
2012  Lowest contract charge 0.50% Class B       $133.27           --                  --            --        3.20%
      Highest contract charge 1.45% Class B      $124.33           --                  --            --        2.21%
      All contract charges                            --          684             $86,443          1.44%         --
EQ/HIGH YIELD BOND
2016  Lowest contract charge 0.50% Class B       $110.70           --                  --            --       11.17%
      Highest contract charge 1.34% Class B      $107.33           --                  --            --       10.23%
      All contract charges                            --           78             $ 8,523          6.19%         --
2015  Lowest contract charge 0.50% Class B       $ 99.58           --                  --            --       (3.57)%
      Highest contract charge 1.34% Class B      $ 97.37           --                  --            --       (4.39)%
      All contract charges                            --           55             $ 5,403          7.01%         --
2014  Lowest contract charge 0.50% Class B(c)    $103.27           --                  --            --        1.40%
      Highest contract charge 1.34% Class B      $101.84           --                  --            --        0.54%
      All contract charges                            --           30             $ 3,131          5.58%         --
2013  Lowest contract charge 0.90% Class B(c)    $101.58           --                  --            --        1.91%
      Highest contract charge 1.34% Class B(c)   $101.29           --                  --            --        1.63%
      All contract charges                            --           10             $ 1,010          8.79%         --
EQ/INTERMEDIATE GOVERNMENT BOND
2016  Lowest contract charge 0.70% Class A       $164.36           --                  --            --       (0.25)%
      Highest contract charge 1.45% Class A      $137.29           --                  --            --       (1.00)%
      All contract charges                            --          257             $43,502          0.66%         --
2015  Lowest contract charge 0.70% Class A       $164.77           --                  --            --       (0.28)%
      Highest contract charge 1.45% Class A      $138.68           --                  --            --       (1.03)%
      All contract charges                            --          275             $46,641          0.58%         --
2014  Lowest contract charge 0.70% Class A       $165.23           --                  --            --        0.82%
      Highest contract charge 1.45% Class A      $140.12           --                  --            --        0.06%
      All contract charges                            --          295             $50,548          0.39%         --
2013  Lowest contract charge 0.70% Class A       $163.88           --                  --            --       (2.33)%
      Highest contract charge 1.45% Class A      $140.04           --                  --            --       (3.07)%
      All contract charges                            --          336             $56,347          0.21%         --
2012  Lowest contract charge 0.70% Class A       $167.79           --                  --            --        0.27%
      Highest contract charge 1.45% Class A      $144.47           --                  --            --       (0.49)%
      All contract charges                            --          374             $64,905          0.24%         --
EQ/INTERMEDIATE GOVERNMENT BOND
2016  Lowest contract charge 0.00% Class B       $100.70           --                  --            --        0.45%
      Highest contract charge 1.30% Class B      $106.37           --                  --            --       (0.84)%
      All contract charges                            --          113             $14,492          0.66%         --
2015  Lowest contract charge 0.00% Class B(h)    $100.25           --                  --            --       (0.16)%
      Highest contract charge 1.30% Class B      $107.27           --                  --            --       (0.86)%
      All contract charges                            --          104             $13,778          0.58%         --
2014  Lowest contract charge 0.50% Class B       $147.34           --                  --            --        1.02%
      Highest contract charge 1.30% Class B      $108.20           --                  --            --        0.22%
      All contract charges                            --          117             $15,511          0.39%         --
2013  Lowest contract charge 0.50% Class B       $145.85           --                  --            --       (2.13)%
      Highest contract charge 1.30% Class B      $107.96           --                  --            --       (2.90)%
      All contract charges                            --          132             $17,667          0.21%         --
2012  Lowest contract charge 0.50% Class B       $149.03           --                  --            --        0.47%
      Highest contract charge 1.30% Class B      $111.19           --                  --            --       (0.32)%
      All contract charges                            --          161             $22,012          0.24%         --

                                    FSA-137

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                               -------------------------------------------------------------------
                                                          UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                               ---------- ----------------- ----------------- ------------- --------
EQ/INTERNATIONAL EQUITY INDEX
2016  Lowest contract charge 0.70% Class A      $134.41            --                 --            --        1.48%
      Highest contract charge 1.45% Class A     $104.15            --                 --            --        0.72%
      All contract charges                           --         2,321           $312,628          2.70%         --
2015  Lowest contract charge 0.70% Class A      $132.45            --                 --            --       (2.82)%
      Highest contract charge 1.45% Class A     $103.41            --                 --            --       (3.55)%
      All contract charges                           --         2,442           $325,879          2.31%         --
2014  Lowest contract charge 0.70% Class A      $136.30            --                 --            --       (7.55)%
      Highest contract charge 1.45% Class A     $107.22            --                 --            --       (8.25)%
      All contract charges                           --         2,554           $352,788          2.95%         --
2013  Lowest contract charge 0.70% Class A      $147.43            --                 --            --       20.62%
      Highest contract charge 1.45% Class A     $116.86            --                 --            --       19.71%
      All contract charges                           --         2,709           $407,476          2.22%         --
2012  Lowest contract charge 0.50% Class A      $ 78.26            --                 --            --       15.68%
      Highest contract charge 1.45% Class A     $ 97.62            --                 --            --       14.58%
      All contract charges                           --         2,926           $367,081          2.99%         --
EQ/INTERNATIONAL EQUITY INDEX
2016  Lowest contract charge 0.40% Class B      $122.27            --                 --            --        1.78%
      Highest contract charge 1.30% Class B     $ 79.00            --                 --            --        0.88%
      All contract charges                           --           321           $ 32,071          2.70%         --
2015  Lowest contract charge 0.40% Class B      $120.13            --                 --            --       (2.52)%
      Highest contract charge 1.30% Class B     $ 78.31            --                 --            --       (3.39)%
      All contract charges                           --           360           $ 35,412          2.31%         --
2014  Lowest contract charge 0.40% Class B(b)   $123.24            --                 --            --       (7.28)%
      Highest contract charge 1.30% Class B     $ 81.06            --                 --            --       (8.10)%
      All contract charges                           --           369           $ 37,872          2.95%         --
2013  Lowest contract charge 0.50% Class B      $123.74            --                 --            --       20.86%
      Highest contract charge 1.30% Class B     $ 88.20            --                 --            --       19.90%
      All contract charges                           --           418           $ 47,134          2.22%         --
2012  Lowest contract charge 0.50% Class B      $102.38            --                 --            --       15.68%
      Highest contract charge 1.30% Class B     $ 73.56            --                 --            --       14.78%
      All contract charges                           --           456           $ 42,914          2.99%         --
EQ/INVESCO COMSTOCK
2016  Lowest contract charge 0.50% Class B      $196.66            --                 --            --       16.79%
      Highest contract charge 1.45% Class B     $175.84            --                 --            --       15.68%
      All contract charges                           --           661           $117,507          2.49%         --
2015  Lowest contract charge 0.50% Class B      $168.39            --                 --            --       (6.66)%
      Highest contract charge 1.45% Class B     $152.01            --                 --            --       (7.55)%
      All contract charges                           --           718           $109,963          2.11%         --
2014  Lowest contract charge 0.50% Class B      $180.41            --                 --            --        8.37%
      Highest contract charge 1.45% Class B     $164.43            --                 --            --        7.34%
      All contract charges                           --           763           $125,870          1.98%         --
2013  Lowest contract charge 0.50% Class B      $166.47            --                 --            --       34.36%
      Highest contract charge 1.45% Class B     $153.19            --                 --            --       33.08%
      All contract charges                           --           267           $ 41,252          4.48%         --
2012  Lowest contract charge 0.50% Class B      $123.90            --                 --            --       17.83%
      Highest contract charge 1.45% Class B     $115.11            --                 --            --       16.70%
      All contract charges                           --           229           $ 26,677          1.29%         --
EQ/JPMORGAN VALUE OPPORTUNITIES
2016  Lowest contract charge 0.40% Class B      $189.84            --                 --            --       21.05%
      Highest contract charge 1.45% Class B     $193.64            --                 --            --       19.77%
      All contract charges                           --           406           $ 92,188          1.07%         --
2015  Lowest contract charge 0.40% Class B      $156.83            --                 --            --       (2.67)%
      Highest contract charge 1.45% Class B     $161.67            --                 --            --       (3.70)%
      All contract charges                           --           361           $ 69,659          0.71%         --

                                    FSA-138

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                               -------------------------------------------------------------------
                                                          UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                               ---------- ----------------- ----------------- ------------- --------
EQ/JPMORGAN VALUE OPPORTUNITIES (CONTINUED)
2014  Lowest contract charge 0.40% Class B(b)   $161.14            --                 --            --       13.92%
      Highest contract charge 1.45% Class B     $167.88            --                 --            --       12.72%
      All contract charges                           --           326           $ 66,253          1.07%         --
2013  Lowest contract charge 0.70% Class B      $169.26            --                 --            --       34.84%
      Highest contract charge 1.45% Class B     $148.94            --                 --            --       33.82%
      All contract charges                           --           325           $ 59,293          2.02%         --
2012  Lowest contract charge 0.70% Class B      $125.53            --                 --            --       15.24%
      Highest contract charge 1.45% Class B     $111.30            --                 --            --       14.36%
      All contract charges                           --           334           $ 45,422          0.96%         --
EQ/LARGE CAP GROWTH INDEX
2016  Lowest contract charge 0.50% Class B      $140.58            --                 --            --        5.82%
      Highest contract charge 1.45% Class B     $132.18            --                 --            --        4.80%
      All contract charges                           --         1,558           $214,005          1.04%         --
2015  Lowest contract charge 0.50% Class B      $132.85            --                 --            --        4.34%
      Highest contract charge 1.45% Class B     $126.12            --                 --            --        3.34%
      All contract charges                           --         1,518           $198,419          0.88%         --
2014  Lowest contract charge 0.50% Class B      $127.32            --                 --            --       11.67%
      Highest contract charge 1.45% Class B     $122.04            --                 --            --       10.61%
      All contract charges                           --         1,489           $187,443          0.94%         --
2013  Lowest contract charge 0.50% Class B      $114.01            --                 --            --       31.83%
      Highest contract charge 1.45% Class B     $110.33            --                 --            --       30.57%
      All contract charges                           --         1,479           $167,886          0.98%         --
2012  Lowest contract charge 0.50% Class B      $ 86.48            --                 --            --       14.15%
      Highest contract charge 1.45% Class B     $ 84.50            --                 --            --       13.06%
      All contract charges                           --         1,516           $131,427          1.24%         --
EQ/LARGE CAP VALUE INDEX
2016  Lowest contract charge 0.50% Class B      $114.95            --                 --            --       15.89%
      Highest contract charge 1.45% Class B     $103.20            --                 --            --       14.79%
      All contract charges                           --           748           $ 78,417          2.12%         --
2015  Lowest contract charge 0.50% Class B      $ 99.19            --                 --            --       (4.91)%
      Highest contract charge 1.45% Class B     $ 89.90            --                 --            --       (5.81)%
      All contract charges                           --           697           $ 63,565          1.94%         --
2014  Lowest contract charge 0.50% Class B      $104.31            --                 --            --       12.06%
      Highest contract charge 1.45% Class B     $ 95.45            --                 --            --       10.99%
      All contract charges                           --           660           $ 63,828          1.63%         --
2013  Lowest contract charge 0.70% Class B      $ 91.55            --                 --            --       30.67%
      Highest contract charge 1.45% Class B     $ 86.00            --                 --            --       29.67%
      All contract charges                           --           608           $ 52,859          1.54%         --
2012  Lowest contract charge 0.70% Class B      $ 70.06            --                 --            --       15.78%
      Highest contract charge 1.45% Class B     $ 66.32            --                 --            --       14.90%
      All contract charges                           --           603           $ 40,229          2.04%         --
EQ/MFS INTERNATIONAL GROWTH
2016  Lowest contract charge 0.40% Class B      $117.72            --                 --            --        1.57%
      Highest contract charge 1.45% Class B     $158.67            --                 --            --        0.50%
      All contract charges                           --           657           $104,466          1.02%         --
2015  Lowest contract charge 0.40% Class B      $115.90            --                 --            --       (0.21)%
      Highest contract charge 1.45% Class B     $157.88            --                 --            --       (1.26)%
      All contract charges                           --           619           $ 97,843          0.60%         --
2014  Lowest contract charge 0.40% Class B      $116.14            --                 --            --       (5.38)%
      Highest contract charge 1.45% Class B     $159.89            --                 --            --       (6.38)%
      All contract charges                           --           589           $ 93,805          0.95%         --
2013  Lowest contract charge 0.40% Class B      $122.75            --                 --            --       13.20%
      Highest contract charge 1.45% Class B     $170.79            --                 --            --       12.00%
      All contract charges                           --           572           $ 97,506          0.94%         --
2012  Lowest contract charge 0.40% Class B(b)   $108.44            --                 --            --        8.57%
      Highest contract charge 1.45% Class B     $152.49            --                 --            --       17.95%
      All contract charges                           --           529           $ 80,371          1.02%         --

                                    FSA-139

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                               -------------------------------------------------------------------
                                                          UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                               ---------- ----------------- ----------------- ------------- --------
EQ/MID CAP INDEX
2016  Lowest contract charge 0.40% Class B      $174.07            --                 --            --       19.43%
      Highest contract charge 1.45% Class B     $199.33            --                 --            --       18.18%
      All contract charges                           --         2,809           $562,440          1.13%         --
2015  Lowest contract charge 0.40% Class B      $145.75            --                 --            --       (3.25)%
      Highest contract charge 1.45% Class B     $168.67            --                 --            --       (4.27)%
      All contract charges                           --         2,667           $453,031          0.87%         --
2014  Lowest contract charge 0.40% Class B      $150.64            --                 --            --        8.55%
      Highest contract charge 1.45% Class B     $176.19            --                 --            --        7.41%
      All contract charges                           --         2,613           $463,057          0.81%         --
2013  Lowest contract charge 0.40% Class B      $138.77            --                 --            --       32.05%
      Highest contract charge 1.45% Class B     $164.03            --                 --            --       30.66%
      All contract charges                           --         2,638           $434,850          0.79%         --
2012  Lowest contract charge 0.40% Class B(b)   $105.09            --                 --            --        4.58%
      Highest contract charge 1.45% Class B     $125.54            --                 --            --       15.38%
      All contract charges                           --         2,667           $336,215          0.99%         --
EQ/MONEY MARKET
2016  Lowest contract charge 0.00% Class A      $  1.00            --                 --            --        0.00%
      Highest contract charge 1.45% Class A     $108.82            --                 --            --       (1.45)%
      All contract charges                           --         1,443           $ 42,564          0.00%         --
2015  Lowest contract charge 0.00% Class A      $  1.00            --                 --            --        0.00%
      Highest contract charge 1.45% Class A     $110.42            --                 --            --       (1.45)%
      All contract charges                           --         1,266           $ 43,701          0.00%         --
2014  Lowest contract charge 0.00% Class A      $  1.00            --                 --            --        0.00%
      Highest contract charge 1.45% Class A     $112.04            --                 --            --       (1.45)%
      All contract charges                           --         1,244           $ 46,904          0.00%         --
2013  Lowest contract charge 0.00% Class A      $  1.00            --                 --            --        0.00%
      Highest contract charge 1.45% Class A     $113.69            --                 --            --       (1.45)%
      All contract charges                           --         1,837           $ 54,109          0.00%         --
2012  Lowest contract charge 0.00% Class A      $  1.00            --                 --            --        0.00%
      Highest contract charge 1.45% Class A     $115.36            --                 --            --       (1.45)%
      All contract charges                           --         1,618           $ 59,952          0.00%         --
EQ/MONEY MARKET
2016  Lowest contract charge 0.00% Class B      $  1.00            --                 --            --        0.00%
      Highest contract charge 1.30% Class B     $ 94.49            --                 --            --       (1.28)%
      All contract charges                           --         8,365           $ 33,504          0.00%         --
2015  Lowest contract charge 0.00% Class B      $  1.00            --                 --            --        0.00%
      Highest contract charge 1.30% Class B     $ 95.72            --                 --            --       (1.29)%
      All contract charges                           --         4,538           $ 28,080          0.00%         --
2014  Lowest contract charge 0.00% Class B      $  1.00            --                 --            --        0.00%
      Highest contract charge 1.30% Class B     $ 96.97            --                 --            --       (1.28)%
      All contract charges                           --         3,275           $ 27,356          0.00%         --
2013  Lowest contract charge 0.00% Class B      $  1.00            --                 --            --        0.00%
      Highest contract charge 1.30% Class B     $ 98.23            --                 --            --       (1.29)%
      All contract charges                           --         4,019           $ 32,095          0.00%         --
2012  Lowest contract charge 0.00% Class B      $  1.00            --                 --            --        0.00%
      Highest contract charge 1.30% Class B     $ 99.51            --                 --            --       (1.29)%
      All contract charges                           --         2,361           $ 34,491          0.00%         --
EQ/OPPENHEIMER GLOBAL
2016  Lowest contract charge 0.50% Class B      $154.49            --                 --            --       (0.46)%
      Highest contract charge 1.45% Class B     $139.93            --                 --            --       (1.41)%
      All contract charges                           --           875           $123,212          0.84%         --
2015  Lowest contract charge 0.50% Class B      $155.20            --                 --            --        2.66%
      Highest contract charge 1.45% Class B     $141.93            --                 --            --        1.68%
      All contract charges                           --           852           $121,243          0.28%         --

                                    FSA-140

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                -------------------------------------------------------------------
                                                           UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                ---------- ----------------- ----------------- ------------- --------
EQ/OPPENHEIMER GLOBAL (CONTINUED)
2014  Lowest contract charge 0.50% Class B       $151.18            --                 --            --        1.29%
      Highest contract charge 1.45% Class B      $139.58            --                 --            --        0.32%
      All contract charges                            --           729           $101,760          0.53%         --
2013  Lowest contract charge 0.50% Class B       $149.26            --                 --            --       25.70%
      Highest contract charge 1.45% Class B      $139.14            --                 --            --       24.50%
      All contract charges                            --           643           $ 89,648          2.48%         --
2012  Lowest contract charge 0.50% Class B       $118.74            --                 --            --       19.77%
      Highest contract charge 1.45% Class B      $111.76            --                 --            --       18.63%
      All contract charges                            --           555           $ 62,005          0.89%         --
EQ/PIMCO GLOBAL REAL RETURN
2016  Lowest contract charge 0.50% Class B       $104.42            --                 --            --        9.78%
      Highest contract charge 1.45% Class B      $100.83            --                 --            --        8.72%
      All contract charges                            --           245           $ 24,965          5.89%         --
2015  Lowest contract charge 0.50% Class B       $ 95.12            --                 --            --       (2.85)%
      Highest contract charge 1.45% Class B      $ 92.74            --                 --            --       (3.78)%
      All contract charges                            --           184           $ 17,168          1.51%         --
2014  Lowest contract charge 0.50% Class B       $ 97.91            --                 --            --        7.32%
      Highest contract charge 1.45% Class B(c)   $ 96.38            --                 --            --        6.31%
      All contract charges                            --            96           $  9,392          7.98%         --
2013  Lowest contract charge 0.50% Class B(c)    $ 91.23            --                 --            --       (7.50)%
      Highest contract charge 1.34% Class B(c)   $ 90.73            --                 --            --       (7.98)%
      All contract charges                            --            25           $  2,381          0.18%         --
EQ/PIMCO ULTRA SHORT BOND
2016  Lowest contract charge 1.10% Class A       $ 96.87            --                 --            --        0.87%
      Highest contract charge 1.10% Class A      $ 96.87            --                 --            --        0.87%
      All contract charges                            --             1           $    106          0.98%         --
2015  Lowest contract charge 1.10% Class A       $ 96.03            --                 --            --       (1.38)%
      Highest contract charge 1.10% Class A      $ 96.03            --                 --            --       (1.38)%
      All contract charges                            --             1           $    105          0.46%         --
2014  Lowest contract charge 1.10% Class A       $ 97.37            --                 --            --       (1.19)%
      Highest contract charge 1.10% Class A      $ 97.37            --                 --            --       (1.19)%
      All contract charges                            --             2           $    152          0.37%         --
2013  Lowest contract charge 1.10% Class A       $ 98.54            --                 --            --       (1.07)%
      Highest contract charge 1.10% Class A      $ 98.54            --                 --            --       (1.07)%
      All contract charges                            --             2           $    156          0.71%         --
2012  Lowest contract charge 1.10% Class A       $ 99.61            --                 --            --        0.38%
      Highest contract charge 1.25% Class A      $ 99.11            --                 --            --        0.23%
      All contract charges                            --             2           $    161          0.55%         --
EQ/PIMCO ULTRA SHORT BOND
2016  Lowest contract charge 0.50% Class B       $113.93            --                 --            --        1.49%
      Highest contract charge 1.45% Class B      $101.86            --                 --            --        0.51%
      All contract charges                            --           798           $ 83,638          0.98%         --
2015  Lowest contract charge 0.50% Class B       $112.26            --                 --            --       (0.78)%
      Highest contract charge 1.45% Class B      $101.34            --                 --            --       (1.73)%
      All contract charges                            --           857           $ 88,975          0.46%         --
2014  Lowest contract charge 0.50% Class B       $113.14            --                 --            --       (0.59)%
      Highest contract charge 1.45% Class B      $103.12            --                 --            --       (1.54)%
      All contract charges                            --           932           $ 98,360          0.37%         --
2013  Lowest contract charge 0.50% Class B       $113.81            --                 --            --       (0.42)%
      Highest contract charge 1.45% Class B      $104.73            --                 --            --       (1.37)%
      All contract charges                            --         1,000           $106,875          0.71%         --
2012  Lowest contract charge 0.50% Class B       $114.29            --                 --            --        0.99%
      Highest contract charge 1.45% Class B      $106.18            --                 --            --        0.02%
      All contract charges                            --         1,066           $115,019          0.55%         --

                                    FSA-141

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                               -------------------------------------------------------------------
                                                          UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                               ---------- ----------------- ----------------- ------------- --------
EQ/QUALITY BOND PLUS
2016  Lowest contract charge 0.70% Class A      $167.63            --                 --            --        0.47%
      Highest contract charge 1.45% Class A     $137.94            --                 --            --       (0.29)%
      All contract charges                           --           358           $ 63,477          1.12%         --
2015  Lowest contract charge 0.70% Class A      $166.85            --                 --            --       (0.48)%
      Highest contract charge 1.45% Class A     $138.34            --                 --            --       (1.23)%
      All contract charges                           --           391           $ 69,213          1.05%         --
2014  Lowest contract charge 0.70% Class A      $167.65            --                 --            --        2.18%
      Highest contract charge 1.45% Class A     $140.06            --                 --            --        1.40%
      All contract charges                           --           429           $ 76,711          0.97%         --
2013  Lowest contract charge 0.70% Class A      $164.07            --                 --            --       (2.96)%
      Highest contract charge 1.45% Class A     $138.12            --                 --            --       (3.70)%
      All contract charges                           --           470           $ 83,030          0.34%         --
2012  Lowest contract charge 0.70% Class A      $169.08            --                 --            --        1.94%
      Highest contract charge 1.45% Class A     $143.42            --                 --            --        1.16%
      All contract charges                           --           526           $ 96,066          0.60%         --
EQ/QUALITY BOND PLUS
2016  Lowest contract charge 0.50% Class B      $148.93            --                 --            --        0.67%
      Highest contract charge 1.30% Class B     $103.10            --                 --            --       (0.13)%
      All contract charges                           --           153           $ 20,936          1.12%         --
2015  Lowest contract charge 0.50% Class B      $147.94            --                 --            --       (0.27)%
      Highest contract charge 1.30% Class B     $103.23            --                 --            --       (1.06)%
      All contract charges                           --           159           $ 21,910          1.05%         --
2014  Lowest contract charge 0.50% Class B      $148.34            --                 --            --        2.39%
      Highest contract charge 1.30% Class B     $104.34            --                 --            --        1.58%
      All contract charges                           --           169           $ 23,285          0.97%         --
2013  Lowest contract charge 0.50% Class B      $144.88            --                 --            --       (2.78)%
      Highest contract charge 1.30% Class B     $102.72            --                 --            --       (3.54)%
      All contract charges                           --           184           $ 24,978          0.34%         --
2012  Lowest contract charge 0.50% Class B      $149.02            --                 --            --        2.15%
      Highest contract charge 1.30% Class B     $106.49            --                 --            --        1.33%
      All contract charges                           --           207           $ 28,867          0.60%         --
EQ/SMALL COMPANY INDEX
2016  Lowest contract charge 0.40% Class B      $170.97            --                 --            --       20.05%
      Highest contract charge 1.45% Class B     $263.81            --                 --            --       18.79%
      All contract charges                           --         1,078           $277,464          1.16%         --
2015  Lowest contract charge 0.40% Class B      $142.42            --                 --            --       (4.95)%
      Highest contract charge 1.45% Class B     $222.09            --                 --            --       (5.95)%
      All contract charges                           --         1,085           $235,560          0.91%         --
2014  Lowest contract charge 0.40% Class B      $149.84            --                 --            --        4.43%
      Highest contract charge 1.45% Class B     $236.15            --                 --            --        3.33%
      All contract charges                           --         1,091           $251,678          0.78%         --
2013  Lowest contract charge 0.40% Class B      $143.48            --                 --            --       36.90%
      Highest contract charge 1.45% Class B     $228.54            --                 --            --       35.46%
      All contract charges                           --         1,124           $250,855          0.97%         --
2012  Lowest contract charge 0.40% Class B(b)   $104.81            --                 --            --        3.94%
      Highest contract charge 1.45% Class B     $168.71            --                 --            --       13.86%
      All contract charges                           --         1,155           $190,669          1.51%         --
EQ/T. ROWE PRICE GROWTH STOCK
2016  Lowest contract charge 0.40% Class B      $167.10            --                 --            --        0.94%
      Highest contract charge 1.45% Class B     $187.05            --                 --            --       (0.13)%
      All contract charges                           --         2,262           $427,483          0.00%         --
2015  Lowest contract charge 0.40% Class B      $165.55            --                 --            --        9.78%
      Highest contract charge 1.45% Class B     $187.29            --                 --            --        8.62%
      All contract charges                           --         2,171           $409,319          0.00%         --
2014  Lowest contract charge 0.40% Class B      $150.80            --                 --            --        8.21%
      Highest contract charge 1.45% Class B     $172.42            --                 --            --        7.07%
      All contract charges                           --         1,944           $337,268          0.00%         --

                                    FSA-142

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                           YEARS ENDED DECEMBER 31,
                                                     -------------------------------------------------------------------
                                                                UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                     ---------- ----------------- ----------------- ------------- --------
EQ/T. ROWE PRICE GROWTH STOCK (CONTINUED)
2013  Lowest contract charge 0.40% Class B            $139.36            --                 --            --       37.37%
      Highest contract charge 1.45% Class B           $161.04            --                 --            --       35.92%
      All contract charges                                 --         1,842           $298,052          0.00%         --
2012  Lowest contract charge 0.40% Class B(b)         $101.45            --                 --            --        0.94%
      Highest contract charge 1.45% Class B           $118.48            --                 --            --       17.20%
      All contract charges                                 --         1,724           $204,879          0.00%         --
EQ/UBS GROWTH & INCOME
2016  Lowest contract charge 0.50% Class B            $215.20            --                 --            --        9.59%
      Highest contract charge 1.35% Class B           $193.78            --                 --            --        8.66%
      All contract charges                                 --           188           $ 34,163          0.82%         --
2015  Lowest contract charge 0.50% Class B            $196.36            --                 --            --       (1.92)%
      Highest contract charge 1.34% Class B           $178.53            --                 --            --       (2.75)%
      All contract charges                                 --           204           $ 34,304          0.59%         --
2014  Lowest contract charge 0.50% Class B            $200.20            --                 --            --       13.87%
      Highest contract charge 1.34% Class B           $183.58            --                 --            --       12.92%
      All contract charges                                 --           179           $ 31,660          0.66%         --
2013  Lowest contract charge 0.50% Class B            $175.81            --                 --            --       34.85%
      Highest contract charge 1.34% Class B           $162.58            --                 --            --       33.71%
      All contract charges                                 --           160           $ 25,154          1.01%         --
2012  Lowest contract charge 0.50% Class B            $130.37            --                 --            --       12.31%
      Highest contract charge 1.34% Class B           $121.59            --                 --            --       11.36%
      All contract charges                                 --           161           $ 18,984          0.84%         --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
2016  Lowest contract charge 0.50% Service Class 2    $184.38            --                 --            --        7.20%
      Highest contract charge 1.45% Service Class 2   $153.31            --                 --            --        6.17%
      All contract charges                                 --         1,888           $349,167          0.65%         --
2015  Lowest contract charge 0.50% Service Class 2    $172.00            --                 --            --       (0.09)%
      Highest contract charge 1.45% Service Class 2   $144.40            --                 --            --       (1.04)%
      All contract charges                                 --         1,784           $311,215          0.85%         --
2014  Lowest contract charge 0.50% Service Class 2    $172.15            --                 --            --       11.09%
      Highest contract charge 1.45% Service Class 2   $145.92            --                 --            --       10.04%
      All contract charges                                 --         1,565           $276,194          0.81%         --
2013  Lowest contract charge 0.50% Service Class 2    $154.96            --                 --            --       30.30%
      Highest contract charge 1.45% Service Class 2   $132.61            --                 --            --       29.05%
      All contract charges                                 --         1,341           $215,365          0.93%         --
2012  Lowest contract charge 0.50% Service Class 2    $118.93            --                 --            --       15.57%
      Highest contract charge 1.45% Service Class 2   $102.76            --                 --            --       14.46%
      All contract charges                                 --         1,056           $131,733          1.35%         --
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
2016  Lowest contract charge 0.50% Service Class 2    $184.38            --                 --            --       17.12%
      Highest contract charge 1.20% Service Class 2   $175.87            --                 --            --       16.30%
      All contract charges                                 --            58           $ 10,325          2.37%         --
2015  Lowest contract charge 0.50% Service Class 2    $157.43            --                 --            --       (4.71)%
      Highest contract charge 1.20% Service Class 2   $151.22            --                 --            --       (5.39)%
      All contract charges                                 --            50           $  7,681          3.28%         --
2014  Lowest contract charge 0.50% Service Class 2    $165.22            --                 --            --        7.94%
      Highest contract charge 1.20% Service Class 2   $159.84            --                 --            --        7.18%
      All contract charges                                 --            39           $  6,454          3.19%         --
2013  Lowest contract charge 0.50% Service Class 2    $153.07            --                 --            --       27.19%
      Highest contract charge 1.20% Service Class 2   $149.13            --                 --            --       26.30%
      All contract charges                                 --            27           $  4,066          2.84%         --
2012  Lowest contract charge 0.50% Service Class 2    $120.35            --                 --            --       16.47%
      Highest contract charge 1.20% Service Class 2   $118.08            --                 --            --       15.64%
      All contract charges                                 --            17           $  1,911          4.38%         --

                                    FSA-143

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                            YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------------------------
                                                                UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                     ---------- ----------------- ----------------- ------------- --------
FIDELITY(R) VIP MID CAP PORTFOLIO
2016  Lowest contract charge 0.50% Service Class 2    $177.55           --                  --            --        11.37%
      Highest contract charge 1.20% Service Class 2   $169.35           --                  --            --        10.58%
      All contract charges                                 --          234             $39,627          0.35%          --
2015  Lowest contract charge 0.50% Service Class 2    $159.43           --                  --            --        (2.12)%
      Highest contract charge 1.20% Service Class 2   $153.15           --                  --            --        (2.81)%
      All contract charges                                 --          191             $29,387          0.29%          --
2014  Lowest contract charge 0.50% Service Class 2    $162.88           --                  --            --         5.50%
      Highest contract charge 1.20% Service Class 2   $157.57           --                  --            --         4.76%
      All contract charges                                 --          148             $23,272          0.02%          --
2013  Lowest contract charge 0.90% Service Class 2    $152.11           --                  --            --        34.65%
      Highest contract charge 1.20% Service Class 2   $150.41           --                  --            --        34.23%
      All contract charges                                 --          106             $15,878          0.33%          --
2012  Lowest contract charge 0.90% Service Class 2    $112.97           --                  --            --        13.53%
      Highest contract charge 1.20% Service Class 2   $112.05           --                  --            --        13.18%
      All contract charges                                 --           67             $ 7,525          0.50%          --
GOLDMAN SACHS VIT MID CAP VALUE FUND
2016  Lowest contract charge 0.50% Service Shares     $178.22           --                  --            --        12.71%
      Highest contract charge 1.34% Service Shares    $146.27           --                  --            --        11.76%
      All contract charges                                 --          323             $50,335          1.19%          --
2015  Lowest contract charge 0.50% Service Shares     $158.12           --                  --            --        (9.97)%
      Highest contract charge 1.45% Service Shares    $130.20           --                  --            --       (10.84)%
      All contract charges                                 --          318             $43,663          0.12%          --
2014  Lowest contract charge 0.50% Service Shares     $175.64           --                  --            --        12.72%
      Highest contract charge 1.45% Service Shares    $146.03           --                  --            --        11.64%
      All contract charges                                 --          257             $39,498          0.95%          --
2013  Lowest contract charge 0.50% Service Shares     $155.82           --                  --            --        31.89%
      Highest contract charge 1.45% Service Shares    $130.80           --                  --            --        30.64%
      All contract charges                                 --          175             $24,067          0.75%          --
2012  Lowest contract charge 0.50% Service Shares     $118.14           --                  --            --        17.59%
      Highest contract charge 1.45% Service Shares    $100.12           --                  --            --        16.46%
      All contract charges                                 --          104             $10,957          1.38%          --
INVESCO V.I. DIVERSIFIED DIVIDEND FUND
2016  Lowest contract charge 0.00% Series II          $112.48           --                  --            --        14.54%
      Highest contract charge 1.20% Series II         $172.93           --                  --            --        13.17%
      All contract charges                                 --          166             $28,770          1.35%          --
2015  Lowest contract charge 0.00% Series II(h)       $ 98.20           --                  --            --        (1.88)%
      Highest contract charge 1.20% Series II         $152.81           --                  --            --         0.60%
      All contract charges                                 --           78             $12,046          1.70%          --
2014  Lowest contract charge 0.50% Series II          $157.02           --                  --            --        11.97%
      Highest contract charge 1.20% Series II         $151.90           --                  --            --        11.18%
      All contract charges                                 --           46             $ 7,141          1.73%          --
2013  Lowest contract charge 0.50% Series II          $140.23           --                  --            --        30.11%
      Highest contract charge 1.20% Series II         $136.62           --                  --            --        29.19%
      All contract charges                                 --           25             $ 3,550          2.61%          --
2012  Lowest contract charge 0.50% Series II          $107.78           --                  --            --        17.78%
      Highest contract charge 1.20% Series II         $105.75           --                  --            --        16.94%
      All contract charges                                 --            7             $   724          2.26%          --
INVESCO V.I. GLOBAL REAL ESTATE FUND
2016  Lowest contract charge 0.50% Series II          $150.71           --                  --            --         1.31%
      Highest contract charge 1.45% Series II         $122.00           --                  --            --         0.35%
      All contract charges                                 --          545             $77,851          1.45%          --
2015  Lowest contract charge 0.50% Series II          $148.76           --                  --            --        (2.23)%
      Highest contract charge 1.45% Series II         $121.58           --                  --            --        (3.17)%
      All contract charges                                 --          504             $71,364          3.41%          --
2014  Lowest contract charge 0.50% Series II          $152.16           --                  --            --        13.77%
      Highest contract charge 1.45% Series II         $125.56           --                  --            --        12.69%
      All contract charges                                 --          433             $63,183          1.51%          --

                                    FSA-144

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                  -------------------------------------------------------------------
                                                             UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                  UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                  ---------- ----------------- ----------------- ------------- --------
INVESCO V.I. GLOBAL REAL ESTATE FUND (CONTINUED)
2013    Lowest contract charge 0.50% Series II     $133.74           --                  --            --        1.92%
        Highest contract charge 1.45% Series II    $111.42           --                  --            --        0.95%
        All contract charges                            --          326             $42,220          3.92%         --
2012    Lowest contract charge 0.50% Series II     $131.22           --                  --            --       27.21%
        Highest contract charge 1.45% Series II    $110.37           --                  --            --       25.99%
        All contract charges                            --          237             $30,273          0.52%         --
INVESCO V.I. HIGH YIELD FUND
2016    Lowest contract charge 0.50% Series II     $126.53           --                  --            --       10.28%
        Highest contract charge 1.45% Series II    $119.87           --                  --            --        9.22%
        All contract charges                            --          280             $34,051          4.11%         --
2015    Lowest contract charge 0.50% Series II     $114.74           --                  --            --       (3.85)%
        Highest contract charge 1.45% Series II    $109.75           --                  --            --       (4.76)%
        All contract charges                            --          255             $28,355          5.55%         --
2014    Lowest contract charge 0.50% Series II     $119.34           --                  --            --        1.08%
        Highest contract charge 1.45% Series II    $115.24           --                  --            --        0.10%
        All contract charges                            --          209             $24,316          4.77%         --
2013    Lowest contract charge 0.50% Series II     $118.07           --                  --            --        6.24%
        Highest contract charge 1.34% Series II    $115.46           --                  --            --        5.34%
        All contract charges                            --          167             $19,329          5.32%         --
2012    Lowest contract charge 0.50% Series II     $111.14           --                  --            --       16.38%
        Highest contract charge 1.34% Series II    $109.61           --                  --            --       15.39%
        All contract charges                            --          115             $12,652          6.78%         --
INVESCO V.I. INTERNATIONAL GROWTH FUND
2016    Lowest contract charge 0.50% Series II     $131.52           --                  --            --       (1.19)%
        Highest contract charge 1.45% Series II    $106.78           --                  --            --       (2.14)%
        All contract charges                            --          522             $61,123          1.22%         --
2015    Lowest contract charge 0.50% Series II     $133.11           --                  --            --       (3.10)%
        Highest contract charge 1.45% Series II    $109.11           --                  --            --       (4.03)%
        All contract charges                            --          450             $53,287          1.37%         --
2014    Lowest contract charge 0.50% Series II     $137.37           --                  --            --       (0.41)%
        Highest contract charge 1.45% Series II    $113.69           --                  --            --       (1.36)%
        All contract charges                            --          350             $42,920          1.50%         --
2013    Lowest contract charge 0.50% Series II     $137.93           --                  --            --       18.12%
        Highest contract charge 1.45% Series II    $115.26           --                  --            --       17.00%
        All contract charges                            --          256             $31,602          1.12%         --
2012    Lowest contract charge 0.50% Series II     $116.77           --                  --            --       14.68%
        Highest contract charge 1.45% Series II    $ 98.51           --                  --            --       13.57%
        All contract charges                            --          185             $19,463          1.50%         --
INVESCO V.I. MID CAP CORE EQUITY FUND
2016    Lowest contract charge 0.50% Series II     $152.42           --                  --            --       12.60%
        Highest contract charge 1.45% Series II    $126.91           --                  --            --       11.53%
        All contract charges                            --          119             $18,351          0.00%         --
2015    Lowest contract charge 0.50% Series II     $135.37           --                  --            --       (4.76)%
        Highest contract charge 1.45% Series II    $113.79           --                  --            --       (5.67)%
        All contract charges                            --          107             $14,794          0.11%         --
2014    Lowest contract charge 0.50% Series II     $142.13           --                  --            --        3.65%
        Highest contract charge 1.45% Series II    $120.63           --                  --            --        2.66%
        All contract charges                            --           99             $14,583          0.00%         --
2013    Lowest contract charge 0.50% Series II     $137.13           --                  --            --       27.82%
        Highest contract charge 1.34% Series II    $146.29           --                  --            --       26.75%
        All contract charges                            --           93             $13,303          0.54%         --
2012    Lowest contract charge 0.50% Series II     $117.72           --                  --            --       10.06%
        Highest contract charge 1.34% Series II    $115.42           --                  --            --        9.13%
        All contract charges                            --           85             $ 9,766          0.00%         --

                                    FSA-145

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                            YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------------------------
                                                                UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                     ---------- ----------------- ----------------- ------------- --------
INVESCO V.I. SMALL CAP EQUITY FUND
2016  Lowest contract charge 0.50% Series II          $175.78            --                 --            --        11.28%
      Highest contract charge 1.34% Series II         $190.35            --                 --            --        10.35%
      All contract charges                                 --            53           $  9,535          0.00%          --
2015  Lowest contract charge 0.50% Series II          $157.96            --                 --            --        (6.21)%
      Highest contract charge 1.34% Series II         $172.50            --                 --            --        (7.00)%
      All contract charges                                 --            52           $  8,732          0.00%          --
2014  Lowest contract charge 0.50% Series II          $168.42            --                 --            --         1.57%
      Highest contract charge 1.34% Series II         $185.49            --                 --            --         0.72%
      All contract charges                                 --            44           $  7,886          0.00%          --
2013  Lowest contract charge 0.70% Series II          $188.18            --                 --            --        36.13%
      Highest contract charge 1.34% Series II         $184.17            --                 --            --        35.24%
      All contract charges                                 --            43           $  7,508          0.00%          --
2012  Lowest contract charge 0.70% Series II          $138.24            --                 --            --        12.86%
      Highest contract charge 1.34% Series II         $136.18            --                 --            --        12.14%
      All contract charges                                 --            35           $  4,643          0.00%          --
IVY VIP ENERGY
2016  Lowest contract charge 0.40% Common Shares      $118.18            --                 --            --        34.02%
      Highest contract charge 1.45% Common Shares     $ 97.97            --                 --            --        32.61%
      All contract charges                                 --           483           $ 60,337          0.14%          --
2015  Lowest contract charge 0.40% Common Shares      $ 88.18            --                 --            --       (22.46)%
      Highest contract charge 1.45% Common Shares     $ 73.88            --                 --            --       (23.27)%
      All contract charges                                 --           416           $ 39,275          0.06%          --
2014  Lowest contract charge 0.40% Common Shares(b)   $113.72            --                 --            --       (10.92)%
      Highest contract charge 1.45% Common Shares     $ 96.29            --                 --            --       (11.86)%
      All contract charges                                 --           331           $ 40,891          0.00%          --
2013  Lowest contract charge 0.50% Common Shares      $132.33            --                 --            --        27.12%
      Highest contract charge 1.45% Common Shares     $109.25            --                 --            --        25.91%
      All contract charges                                 --           240           $ 33,769          0.00%          --
2012  Lowest contract charge 0.50% Common Shares      $ 104.1            --                 --            --         0.86%
      Highest contract charge 1.45% Common Shares     $ 86.77            --                 --            --        (0.10)%
      All contract charges                                 --           195           $ 21,721          0.00%          --
IVY VIP HIGH INCOME
2016  Lowest contract charge 0.50% Common Shares      $157.89            --                 --            --        15.60%
      Highest contract charge 1.45% Common Shares     $132.53            --                 --            --        14.51%
      All contract charges                                 --         1,293           $195,046          7.20%          --
2015  Lowest contract charge 0.50% Common Shares      $136.58            --                 --            --        (6.97)%
      Highest contract charge 1.45% Common Shares     $115.74            --                 --            --        (7.86)%
      All contract charges                                 --         1,240           $162,881          6.09%          --
2014  Lowest contract charge 0.50% Common Shares      $146.81            --                 --            --         1.40%
      Highest contract charge 1.45% Common Shares     $125.61            --                 --            --         0.42%
      All contract charges                                 --         1,158           $164,863          4.70%          --
2013  Lowest contract charge 0.50% Common Shares      $144.79            --                 --            --         9.95%
      Highest contract charge 1.45% Common Shares     $125.08            --                 --            --         8.90%
      All contract charges                                 --           949           $134,006          4.77%          --
2012  Lowest contract charge 0.50% Common Shares      $131.69            --                 --            --        18.04%
      Highest contract charge 1.45% Common Shares     $114.86            --                 --            --        16.92%
      All contract charges                                 --           683           $ 88,396          5.63%          --
IVY VIP MID CAP GROWTH
2016  Lowest contract charge 0.50% Common Shares      $139.94            --                 --            --         5.58%
      Highest contract charge 1.45% Common Shares     $132.58            --                 --            --         4.58%
      All contract charges                                 --           777           $104,334          0.00%          --
2015  Lowest contract charge 0.50% Common Shares      $132.54            --                 --            --        (6.25)%
      Highest contract charge 1.45% Common Shares     $126.77            --                 --            --        (7.15)%
      All contract charges                                 --           693           $ 88,707          0.00%          --

                                    FSA-146

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                            YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------------------------
                                                                UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                     ---------- ----------------- ----------------- ------------- --------
IVY VIP MID CAP GROWTH (CONTINUED)
2014  Lowest contract charge 0.50% Common Shares      $141.38            --                 --            --         7.33%
      Highest contract charge 1.45% Common Shares     $136.53            --                 --            --         6.31%
      All contract charges                                 --           579           $ 79,597          0.00%          --
2013  Lowest contract charge 0.50% Common Shares      $131.72            --                 --            --        29.29%
      Highest contract charge 1.45% Common Shares     $128.43            --                 --            --        28.06%
      All contract charges                                 --           490           $ 63,271          0.00%          --
2012  Lowest contract charge 0.50% Common Shares      $101.88            --                 --            --        12.99%
      Highest contract charge 1.45% Common Shares     $100.29            --                 --            --        11.91%
      All contract charges                                 --           273           $ 27,513          0.00%          --
IVY VIP SMALL CAP GROWTH
2016  Lowest contract charge 0.50% Common Shares      $157.62            --                 --            --         2.40%
      Highest contract charge 1.34% Common Shares     $118.75            --                 --            --         1.54%
      All contract charges                                 --           149           $ 19,347          0.00%          --
2015  Lowest contract charge 0.50% Common Shares      $153.92            --                 --            --         1.37%
      Highest contract charge 1.45% Common Shares     $116.35            --                 --            --         0.41%
      All contract charges                                 --           158           $ 19,869          0.00%          --
2014  Lowest contract charge 0.50% Common Shares      $151.84            --                 --            --         1.09%
      Highest contract charge 1.45% Common Shares     $115.88            --                 --            --         0.12%
      All contract charges                                 --            83           $ 10,910          0.00%          --
2013  Lowest contract charge 0.50% Common Shares      $ 150.2            --                 --            --        42.64%
      Highest contract charge 1.34% Common Shares     $116.08            --                 --            --        41.44%
      All contract charges                                 --            79           $ 10,227          0.00%          --
2012  Lowest contract charge 0.50% Common Shares      $ 83.22            --                 --            --         4.64%
      Highest contract charge 1.45% Common Shares     $ 81.92            --                 --            --         3.64%
      All contract charges                                 --            60           $  5,527          0.00%          --
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
2016  Lowest contract charge 0.50% Service Shares     $100.38            --                 --            --        20.17%
      Highest contract charge 1.45% Service Shares    $ 84.72            --                 --            --        19.04%
      All contract charges                                 --         1,732           $166,160          1.10%          --
2015  Lowest contract charge 0.50% Service Shares     $ 83.53            --                 --            --       (20.46)%
      Highest contract charge 1.45% Service Shares    $ 71.17            --                 --            --       (21.22)%
      All contract charges                                 --         1,581           $126,865          1.21%          --
2014  Lowest contract charge 0.50% Service Shares     $105.01            --                 --            --        (5.11)%
      Highest contract charge 1.45% Service Shares    $ 90.34            --                 --            --        (6.02)%
      All contract charges                                 --         1,299           $132,088          1.81%          --
2013  Lowest contract charge 0.50% Service Shares     $110.67            --                 --            --        (1.73)%
      Highest contract charge 1.45% Service Shares    $ 96.13            --                 --            --        (2.67)%
      All contract charges                                 --         1,075           $116,148          1.54%          --
2012  Lowest contract charge 0.50% Service Shares     $112.62            --                 --            --        21.44%
      Highest contract charge 1.45% Service Shares    $ 98.77            --                 --            --        20.28%
      All contract charges                                 --           827           $ 91,646          1.97%          --
MFS(R) INTERNATIONAL VALUE PORTFOLIO
2016  Lowest contract charge 0.00% Service Class      $101.46            --                 --            --         3.84%
      Highest contract charge 1.45% Service Class     $140.10            --                 --            --         2.34%
      All contract charges                                 --         1,808           $296,022          1.18%          --
2015  Lowest contract charge 0.00% Service Class(h)   $ 97.71            --                 --            --        (1.74)%
      Highest contract charge 1.45% Service Class     $136.90            --                 --            --         4.78%
      All contract charges                                 --         1,439           $230,009          1.83%          --
2014  Lowest contract charge 0.50% Service Class      $153.41            --                 --            --         0.63%
      Highest contract charge 1.45% Service Class     $130.66            --                 --            --        (0.33)%
      All contract charges                                 --         1,100           $167,974          1.88%          --
2013  Lowest contract charge 0.50% Service Class      $152.45            --                 --            --        26.99%
      Highest contract charge 1.45% Service Class     $131.09            --                 --            --        25.78%
      All contract charges                                 --           817           $125,058          1.45%          --
2012  Lowest contract charge 0.50% Service Class      $120.05            --                 --            --        15.36%
      Highest contract charge 1.45% Service Class     $104.22            --                 --            --        14.25%
      All contract charges                                 --           507           $ 61,848          1.50%          --

                                    FSA-147

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                                 YEARS ENDED DECEMBER 31,
                                                          --------------------------------------------------------------------
                                                                     UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                          UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                          ---------- ----------------- ----------------- ------------- --------
MFS(R) INVESTORS TRUST SERIES
2016    Lowest contract charge 0.50% Service Class         $181.90           --                  --            --         7.78%
        Highest contract charge 1.34% Service Class        $193.99           --                  --            --         6.87%
        All contract charges                                    --           72             $13,353          0.58%          --
2015    Lowest contract charge 0.50% Service Class         $168.77           --                  --            --        (0.55)%
        Highest contract charge 1.34% Service Class        $181.52           --                  --            --        (1.39)%
        All contract charges                                    --           68             $12,058          0.68%          --
2014    Lowest contract charge 0.50% Service Class         $ 169.7           --                  --            --        10.16%
        Highest contract charge 1.34% Service Class        $184.08           --                  --            --         9.23%
        All contract charges                                    --           68             $12,152          0.78%          --
2013    Lowest contract charge 0.90% Service Class         $171.04           --                  --            --        30.55%
        Highest contract charge 1.34% Service Class        $168.53           --                  --            --        29.98%
        All contract charges                                    --           66             $10,673          0.97%          --
2012    Lowest contract charge 0.90% Service Class         $131.01           --                  --            --        17.76%
        Highest contract charge 1.34% Service Class        $129.66           --                  --            --        17.23%
        All contract charges                                    --           50             $ 6,232          0.82%          --
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO(F)
2016    Lowest contract charge 0.50% Service Class         $206.42           --                  --            --         5.31%
        Highest contract charge 1.34% Service Class        $195.65           --                  --            --         4.43%
        All contract charges                                    --           69             $13,609          0.40%          --
2015    Lowest contract charge 0.50% Service Class(e)      $196.01           --                  --            --        (2.00)%
        Highest contract charge 1.34% Service Class(e)     $187.35           --                  --            --        (2.64)%
        All contract charges                                    --           55             $10,568          0.46%          --
MFS(R) TECHNOLOGY PORTFOLIO
2016    Lowest contract charge 0.50% Service Class         $238.34           --                  --            --         7.85%
        Highest contract charge 1.45% Service Class        $175.04           --                  --            --         6.82%
        All contract charges                                    --          329             $74,586          0.00%          --
2015    Lowest contract charge 0.50% Service Class         $221.00           --                  --            --         9.98%
        Highest contract charge 1.45% Service Class        $163.86           --                  --            --         8.93%
        All contract charges                                    --          269             $57,341          0.00%          --
2014    Lowest contract charge 0.50% Service Class         $200.94           --                  --            --         9.85%
        Highest contract charge 1.45% Service Class        $150.43           --                  --            --         8.80%
        All contract charges                                    --          206             $40,388          0.00%          --
2013    Lowest contract charge 0.50% Service Class         $182.92           --                  --            --        34.05%
        Highest contract charge 1.45% Service Class        $138.26           --                  --            --        32.76%
        All contract charges                                    --          170             $30,430          0.00%          --
2012    Lowest contract charge 0.50% Service Class         $136.46           --                  --            --        13.69%
        Highest contract charge 1.45% Service Class        $104.14           --                  --            --        12.61%
        All contract charges                                    --          137             $18,531          0.00%          --
MFS(R) UTILITIES SERIES
2016    Lowest contract charge 0.40% Service Class         $131.36           --                  --            --        10.79%
        Highest contract charge 1.45% Service Class        $128.04           --                  --            --         9.62%
        All contract charges                                    --          610             $96,899          3.70%          --
2015    Lowest contract charge 0.40% Service Class         $118.57           --                  --            --       (15.09)%
        Highest contract charge 1.45% Service Class        $116.80           --                  --            --       (16.00)%
        All contract charges                                    --          598             $86,414          4.03%          --
2014    Lowest contract charge 0.40% Service Class         $139.65           --                  --            --        12.02%
        Highest contract charge 1.45% Service Class        $139.04           --                  --            --        10.84%
        All contract charges                                    --          577             $99,267          2.00%          --
2013    Lowest contract charge 0.40% Service Class         $124.67           --                  --            --        19.74%
        Highest contract charge 1.45% Service Class        $125.44           --                  --            --        18.46%
        All contract charges                                    --          429             $66,413          2.24%          --
2012    Lowest contract charge 0.40% Service Class(b)      $104.12           --                  --            --         3.92%
        Highest contract charge 1.45% Service Class        $105.89           --                  --            --        11.57%
        All contract charges                                    --          316             $41,304          6.82%          --

                                    FSA-148

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                               -------------------------------------------------------------------
                                                          UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                               ---------- ----------------- ----------------- ------------- --------
MULTIMANAGER AGGRESSIVE EQUITY
2016  Lowest contract charge 0.70% Class A      $137.60            --                 --            --        2.72%
      Highest contract charge 1.45% Class A     $115.17            --                 --            --        1.95%
      All contract charges                           --         3,933           $533,772          0.53%         --
2015  Lowest contract charge 0.70% Class A      $133.96            --                 --            --        3.26%
      Highest contract charge 1.45% Class A     $112.97            --                 --            --        2.48%
      All contract charges                           --         4,332           $573,539          0.16%         --
2014  Lowest contract charge 0.70% Class A      $129.73            --                 --            --        9.89%
      Highest contract charge 1.45% Class A     $110.24            --                 --            --        9.06%
      All contract charges                           --         4,724           $606,822          0.10%         --
2013  Lowest contract charge 0.70% Class A      $118.05            --                 --            --       36.24%
      Highest contract charge 1.45% Class A     $101.08            --                 --            --       35.21%
      All contract charges                           --         5,230           $612,296          0.11%         --
2012  Lowest contract charge 0.50% Class A      $106.13            --                 --            --       13.64%
      Highest contract charge 1.45% Class A     $ 74.76            --                 --            --       12.56%
      All contract charges                           --         5,853           $503,519          0.23%         --
MULTIMANAGER AGGRESSIVE EQUITY
2016  Lowest contract charge 0.50% Class B      $127.29            --                 --            --        2.93%
      Highest contract charge 1.30% Class B     $154.63            --                 --            --        2.11%
      All contract charges                           --           179           $ 21,680          0.53%         --
2015  Lowest contract charge 0.50% Class B      $123.67            --                 --            --        3.46%
      Highest contract charge 1.30% Class B     $151.43            --                 --            --        2.65%
      All contract charges                           --           203           $ 24,139          0.16%         --
2014  Lowest contract charge 0.50% Class B      $119.53            --                 --            --       10.12%
      Highest contract charge 1.30% Class B     $147.52            --                 --            --        9.24%
      All contract charges                           --           222           $ 25,616          0.10%         --
2013  Lowest contract charge 0.50% Class B      $108.55            --                 --            --       36.46%
      Highest contract charge 1.30% Class B     $135.04            --                 --            --       35.38%
      All contract charges                           --           248           $ 26,270          0.11%         --
2012  Lowest contract charge 0.50% Class B      $ 79.55            --                 --            --       13.64%
      Highest contract charge 1.30% Class B     $ 99.75            --                 --            --       12.74%
      All contract charges                           --           268           $ 20,873          0.23%         --
MULTIMANAGER CORE BOND
2016  Lowest contract charge 0.40% Class B      $104.09            --                 --            --        2.23%
      Highest contract charge 1.45% Class B     $143.91            --                 --            --        1.16%
      All contract charges                           --           794           $116,522          2.08%         --
2015  Lowest contract charge 0.40% Class B      $101.82            --                 --            --       (0.26)%
      Highest contract charge 1.45% Class B     $142.26            --                 --            --       (1.32)%
      All contract charges                           --           833           $120,425          1.92%         --
2014  Lowest contract charge 0.40% Class B      $102.09            --                 --            --        3.33%
      Highest contract charge 1.45% Class B     $144.17            --                 --            --        2.24%
      All contract charges                           --           877           $128,120          2.06%         --
2013  Lowest contract charge 0.40% Class B      $ 98.80            --                 --            --       (2.75)%
      Highest contract charge 1.45% Class B     $141.01            --                 --            --       (3.77)%
      All contract charges                           --           946           $134,945          1.53%         --
2012  Lowest contract charge 0.40% Class B(b)   $101.59            --                 --            --        1.52%
      Highest contract charge 1.45% Class B     $146.53            --                 --            --        3.94%
      All contract charges                           --           985           $145,634          2.08%         --
MULTIMANAGER MID CAP GROWTH
2016  Lowest contract charge 0.50% Class B      $202.57            --                 --            --        6.25%
      Highest contract charge 1.45% Class B     $175.41            --                 --            --        5.23%
      All contract charges                           --           386           $ 69,549          0.10%         --
2015  Lowest contract charge 0.50% Class B      $190.66            --                 --            --       (2.01)%
      Highest contract charge 1.45% Class B     $166.69            --                 --            --       (2.95)%
      All contract charges                           --           426           $ 72,928          0.00%         --
2014  Lowest contract charge 0.50% Class B      $194.58            --                 --            --        4.34%
      Highest contract charge 1.45% Class B     $171.76            --                 --            --        3.35%
      All contract charges                           --           445           $ 78,682          0.00%         --

                                    FSA-149

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                   -------------------------------------------------------------------
                                                              UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                   UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                   ---------- ----------------- ----------------- ------------- --------
MULTIMANAGER MID CAP GROWTH (CONTINUED)
2013  Lowest contract charge 0.70% Class B          $182.04           --                  --            --       39.20%
      Highest contract charge 1.45% Class B         $166.20           --                  --            --       38.13%
      All contract charges                               --          489            $ 83,389          0.00%         --
2012  Lowest contract charge 0.70% Class B          $130.78           --                  --            --       14.64%
      Highest contract charge 1.45% Class B         $120.32           --                  --            --       13.78%
      All contract charges                               --          511            $ 62,998          0.00%         --
MULTIMANAGER MID CAP VALUE
2016  Lowest contract charge 0.40% Class B          $167.95           --                  --            --       18.61%
      Highest contract charge 1.45% Class B         $221.12           --                  --            --       17.35%
      All contract charges                               --          254            $ 57,175          1.03%         --
2015  Lowest contract charge 0.40% Class B          $141.60           --                  --            --       (5.93)%
      Highest contract charge 1.45% Class B         $188.42           --                  --            --       (6.92)%
      All contract charges                               --          281            $ 53,666          0.67%         --
2014  Lowest contract charge 0.40% Class B(b)       $150.53           --                  --            --        4.92%
      Highest contract charge 1.45% Class B         $202.43           --                  --            --        3.82%
      All contract charges                               --          314            $ 64,158          0.43%         --
2013  Lowest contract charge 0.50% Class B          $218.80           --                  --            --       34.92%
      Highest contract charge 1.45% Class B         $194.99           --                  --            --       33.63%
      All contract charges                               --          355            $ 69,948          0.36%         --
2012  Lowest contract charge 0.50% Class B          $162.17           --                  --            --       14.24%
      Highest contract charge 1.45% Class B         $145.92           --                  --            --       13.14%
      All contract charges                               --          386            $ 56,917          0.36%         --
MULTIMANAGER TECHNOLOGY
2016  Lowest contract charge 0.50% Class B          $236.30           --                  --            --        8.40%
      Highest contract charge 1.45% Class B         $204.62           --                  --            --        7.37%
      All contract charges                               --          689            $144,841          0.01%         --
2015  Lowest contract charge 0.50% Class B          $217.98           --                  --            --        5.76%
      Highest contract charge 1.45% Class B         $190.58           --                  --            --        4.75%
      All contract charges                               --          763            $148,717          0.00%         --
2014  Lowest contract charge 0.50% Class B          $206.11           --                  --            --       12.98%
      Highest contract charge 1.45% Class B         $181.93           --                  --            --       11.90%
      All contract charges                               --          799            $148,438          0.00%         --
2013  Lowest contract charge 0.50% Class B          $182.43           --                  --            --       34.91%
      Highest contract charge 1.45% Class B         $162.58           --                  --            --       33.62%
      All contract charges                               --          829            $137,447          0.00%         --
2012  Lowest contract charge 0.50% Class B          $135.22           --                  --            --       12.86%
      Highest contract charge 1.45% Class B         $121.67           --                  --            --       11.78%
      All contract charges                               --          919            $113,684          0.00%         --
OPPENHEIMER MAIN STREET FUND(R)/VA
2016  Lowest contract charge 0.50% Service Class    $200.86           --                  --            --       10.75%
      Highest contract charge 1.20% Service Class   $191.59           --                  --            --        9.96%
      All contract charges                               --           21            $  4,187          0.85%         --
2015  Lowest contract charge 0.50% Service Class    $181.37           --                  --            --        2.59%
      Highest contract charge 1.20% Service Class   $174.23           --                  --            --        1.87%
      All contract charges                               --           15            $  2,773          0.65%         --
2014  Lowest contract charge 0.50% Service Class    $176.79           --                  --            --        9.85%
      Highest contract charge 1.20% Service Class   $171.03           --                  --            --        9.08%
      All contract charges                               --           12            $  2,046          0.55%         --
2013  Lowest contract charge 0.50% Service Class    $160.94           --                  --            --       30.78%
      Highest contract charge 1.20% Service Class   $156.80           --                  --            --       29.87%
      All contract charges                               --            7            $  1,126          0.86%         --
2012  Lowest contract charge 0.50% Service Class    $123.06           --                  --            --       16.02%
      Highest contract charge 1.20% Service Class   $120.74           --                  --            --       15.20%
      All contract charges                               --            4            $    521          0.60%         --

                                    FSA-150

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                            YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------------------------
                                                                UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                     ---------- ----------------- ----------------- ------------- --------
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO
2016  Lowest contract charge 0.00% Advisor Class      $ 87.28           --                  --            --        14.87%
      Highest contract charge 1.20% Advisor Class     $ 65.90           --                  --            --        13.50%
      All contract charges                                 --          106             $ 7,011          1.03%          --
2015  Lowest contract charge 0.00% Advisor Class(h)   $ 75.98           --                  --            --       (23.02)%
      Highest contract charge 1.20% Advisor Class     $ 58.06           --                  --            --       (26.55)%
      All contract charges                                 --           89             $ 5,188          4.14%          --
2014  Lowest contract charge 0.50% Advisor Class      $ 81.72           --                  --            --       (19.15)%
      Highest contract charge 1.20% Advisor Class     $ 79.05           --                  --            --       (19.72)%
      All contract charges                                 --           68             $ 5,384          0.27%          --
2013  Lowest contract charge 0.50% Advisor Class      $101.07           --                  --            --       (15.14)%
      Highest contract charge 1.20% Advisor Class     $ 98.47           --                  --            --       (15.74)%
      All contract charges                                 --           48             $ 4,781          1.55%          --
2012  Lowest contract charge 0.50% Advisor Class      $119.10           --                  --            --         4.59%
      Highest contract charge 1.20% Advisor Class     $116.86           --                  --            --         3.86%
      All contract charges                                 --           31             $ 3,633          2.52%          --
TARGET 2015 ALLOCATION
2016  Lowest contract charge 0.40% Class B(b)         $123.50           --                  --            --         5.21%
      Highest contract charge 1.34% Class B           $123.24           --                  --            --         4.22%
      All contract charges                                 --          180             $22,285          1.42%          --
2015  Lowest contract charge 0.50% Class B            $127.97           --                  --            --        (2.40)%
      Highest contract charge 1.34% Class B           $118.25           --                  --            --        (3.22)%
      All contract charges                                 --          194             $22,954          1.16%          --
2014  Lowest contract charge 0.50% Class B            $131.12           --                  --            --         2.45%
      Highest contract charge 1.34% Class B           $122.19           --                  --            --         1.58%
      All contract charges                                 --          204             $24,803          1.19%          --
2013  Lowest contract charge 0.50% Class B            $127.99           --                  --            --        13.50%
      Highest contract charge 1.35% Class B           $120.20           --                  --            --        12.53%
      All contract charges                                 --          211             $25,198          1.39%          --
2012  Lowest contract charge 0.50% Class B            $112.77           --                  --            --        10.31%
      Highest contract charge 1.35% Class B           $106.82           --                  --            --         9.37%
      All contract charges                                 --          208             $22,217          1.35%          --
TARGET 2025 ALLOCATION
2016  Lowest contract charge 0.40% Class B            $132.80           --                  --            --         6.99%
      Highest contract charge 1.45% Class B           $128.41           --                  --            --         5.87%
      All contract charges                                 --          461             $60,164          1.50%          --
2015  Lowest contract charge 0.40% Class B(b)         $124.12           --                  --            --        (2.44)%
      Highest contract charge 1.45% Class B           $121.29           --                  --            --        (3.46)%
      All contract charges                                 --          437             $53,745          1.28%          --
2014  Lowest contract charge 0.50% Class B            $136.08           --                  --            --         3.51%
      Highest contract charge 1.45% Class B           $125.64           --                  --            --         2.52%
      All contract charges                                 --          405             $51,648          1.31%          --
2013  Lowest contract charge 0.50% Class B            $131.46           --                  --            --        18.51%
      Highest contract charge 1.45% Class B           $122.55           --                  --            --        17.37%
      All contract charges                                 --          367             $45,631          1.35%          --
2012  Lowest contract charge 0.50% Class B            $110.93           --                  --            --        12.28%
      Highest contract charge 1.45% Class B           $104.41           --                  --            --        11.22%
      All contract charges                                 --          333             $34,948          1.44%          --
TARGET 2035 ALLOCATION
2016  Lowest contract charge 0.40% Class B            $138.06           --                  --            --         7.59%
      Highest contract charge 1.45% Class B           $131.83           --                  --            --         6.47%
      All contract charges                                 --          450             $60,682          1.48%          --
2015  Lowest contract charge 0.40% Class B            $128.32           --                  --            --        (2.42)%
      Highest contract charge 1.45% Class B           $123.82           --                  --            --        (3.45)%
      All contract charges                                 --          411             $51,693          1.33%          --
2014  Lowest contract charge 0.40% Class B(b)         $131.50           --                  --            --         4.07%
      Highest contract charge 1.45% Class B           $128.25           --                  --            --         2.97%
      All contract charges                                 --          370             $47,918          1.35%          --

                                    FSA-151

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                           YEARS ENDED DECEMBER 31,
                                                    --------------------------------------------------------------------
                                                               UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                    UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                    ---------- ----------------- ----------------- ------------- --------
TARGET 2035 ALLOCATION (CONTINUED)
2013  Lowest contract charge 0.50% Class B           $133.60           --                  --            --        21.64%
      Highest contract charge 1.45% Class B          $124.55           --                  --            --        20.49%
      All contract charges                                --          333             $41,685          1.35%          --
2012  Lowest contract charge 0.50% Class B           $109.83           --                  --            --        13.54%
      Highest contract charge 1.45% Class B          $103.37           --                  --            --        12.46%
      All contract charges                                --          295             $30,826          1.51%          --
TARGET 2045 ALLOCATION
2016  Lowest contract charge 0.40% Class B           $142.86           --                  --            --         8.25%
      Highest contract charge 1.45% Class B          $133.38           --                  --            --         7.12%
      All contract charges                                --          382             $52,165          1.47%          --
2015  Lowest contract charge 0.40% Class B           $131.97           --                  --            --        (2.71)%
      Highest contract charge 1.45% Class B          $124.52           --                  --            --        (3.64)%
      All contract charges                                --          340             $43,122          1.38%          --
2014  Lowest contract charge 0.40% Class B(b)        $135.64           --                  --            --         4.36%
      Highest contract charge 1.45% Class B          $129.23           --                  --            --         3.26%
      All contract charges                                --          287             $37,869          1.42%          --
2013  Lowest contract charge 0.70% Class B           $132.29           --                  --            --        24.34%
      Highest contract charge 1.45% Class B          $125.15           --                  --            --        23.41%
      All contract charges                                --          245             $30,986          1.35%          --
2012  Lowest contract charge 0.70% Class B           $106.39           --                  --            --        14.62%
      Highest contract charge 1.45% Class B          $101.41           --                  --            --        13.75%
      All contract charges                                --          213             $21,756          1.59%          --
TARGET 2055 ALLOCATION
2016  Lowest contract charge 0.50% Class B           $100.19           --                  --            --         8.96%
      Highest contract charge 1.34% Class B          $ 98.81           --                  --            --         8.04%
      All contract charges                                --           32             $ 3,226          2.17%          --
2015  Lowest contract charge 0.50% Class B(g)        $ 91.95           --                  --            --        (6.99)%
      Highest contract charge 1.34% Class B(g)       $ 91.46           --                  --            --        (7.46)%
      All contract charges                                --            6             $   538          3.16%          --
TEMPLETON GLOBAL BOND VIP FUND
2016  Lowest contract charge 0.50% Class 2           $118.26           --                  --            --         2.43%
      Highest contract charge 1.20% Class 2          $112.80           --                  --            --         1.70%
      All contract charges                                --          502             $56,677          0.00%          --
2015  Lowest contract charge 0.50% Class 2           $115.46           --                  --            --        (4.78)%
      Highest contract charge 1.20% Class 2          $110.91           --                  --            --        (5.45)%
      All contract charges                                --          427             $47,351          7.80%          --
2014  Lowest contract charge 0.50% Class 2           $121.26           --                  --            --         1.33%
      Highest contract charge 1.20% Class 2          $117.30           --                  --            --         0.61%
      All contract charges                                --          328             $38,426          4.98%          --
2013  Lowest contract charge 0.50% Class 2           $119.67           --                  --            --         1.12%
      Highest contract charge 1.20% Class 2          $116.59           --                  --            --         0.40%
      All contract charges                                --          232             $27,077          4.73%          --
2012  Lowest contract charge 0.50% Class 2           $118.35           --                  --            --        14.49%
      Highest contract charge 1.20% Class 2          $116.12           --                  --            --        13.69%
      All contract charges                                --          135             $15,647          6.09%          --
VANECK VIP GLOBAL HARD ASSETS FUND
2016  Lowest contract charge 0.50% Class S Shares    $ 71.01           --                  --            --        42.70%
      Highest contract charge 1.45% Class S Shares   $ 67.27           --                  --            --        41.35%
      All contract charges                                --          380             $25,817          0.37%          --
2015  Lowest contract charge 0.50% Class S Shares    $ 49.76           --                  --            --       (33.96)%
      Highest contract charge 1.45% Class S Shares   $ 47.59           --                  --            --       (34.59)%
      All contract charges                                --          318             $15,253          0.03%          --
2014  Lowest contract charge 0.50% Class S Shares    $ 75.35           --                  --            --       (19.75)%
      Highest contract charge 1.45% Class S Shares   $ 72.76           --                  --            --       (20.52)%
      All contract charges                                --          249             $18,317          0.00%          --

                                    FSA-152

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

DECEMBER 31, 2016

8. Financial Highlights (Concluded)

                                                                          YEARS ENDED DECEMBER 31,
                                                    --------------------------------------------------------------------
                                                               UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                    UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                    ---------- ----------------- ----------------- ------------- --------
VANECK VIP GLOBAL HARD ASSETS FUND (CONTINUED)
2013  Lowest contract charge 0.50% Class S Shares     $93.89           --                  --            --        9.75%
      Highest contract charge 1.34% Class S Shares    $91.81           --                  --            --        8.82%
      All contract charges                                --          202             $18,656          0.46%         --
2012  Lowest contract charge 0.50% Class S Shares     $85.55           --                  --            --        2.59%
      Highest contract charge 1.34% Class S Shares    $84.37           --                  --            --        1.72%
      All contract charges                                --          164             $13,909          0.00%         --

   ----------
  (a)Units were made available on June 8, 2012.
  (b)Units were made available on August 17, 2012
  (c)Units were made available on May 20, 2013.
  (d)Units were made available on June 13, 2014.
  (e)Units were made available on March 27, 2015.
  (f)MFS(R) Massachusetts Investors Growth Stock Series replaced MFS(R) Investors Growth Stock Portfolio due to a fund merger on March 27, 2015.
  (g)Units were made available on May 26, 2015.
  (h)Units were made available on June 19, 2015.
  (i)Units were made available on January 25, 2016.

  * This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Portfolio, divided by the average daily net assets. This ratio excludes those expenses, such as asset-based charges, that result in direct reductions in the unit value. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Option invests. For those Variable Investment Options with less than a year of operations, this ratio is not annualized but calculated from the effective date through the end of the reporting period.
  ** This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. This ratio does not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. Variable Investment Options with a date notation indicate the effective date of that Variable Investment Option. The total return is calculated for each period indicated from the effective date through the end of the reporting period. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.

9. Subsequent Events

   All material subsequent transactions and events have been evaluated for the period from December 31, 2016 through the date on which the financial statements were issued. Except as noted below, it has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

   The following Variable Investment Options will be involved in a planned merger effective on or about May 19, 2017, subject to regulatory and shareholder approvals. If approved, on the date of the scheduled merger, interests in certain Variable Investment Options (the "Surviving Options") will replace interests in the current investment options (the "Removed Options"), as listed in the table below.

----------------------------------------------------------------
 REMOVED OPTIONS                    SURVIVING OPTIONS
----------------------------------------------------------------
All Asset Aggressive-Alt 25         All Asset Growth-Alt 20
AXA/Pacific Global Small Cap Value  AXA/Horizon Small Cap Value
Charter/SM/ International Moderate  Charter/SM/ Moderate
Charter/SM/ Real Assets             EQ/PIMCO Global Real Return
----------------------------------------------------------------

                                    FSA-153

                             FINANCIAL STATEMENTS

                  INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

                     AXA EQUITABLE LIFE INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm...............................................  F-1

Consolidated Financial Statements:
 Consolidated Balance Sheets, December 31, 2016 and 2015..............................................  F-2
 Consolidated Statements of Income (Loss), Years Ended December 31, 2016, 2015 and 2014...............  F-4
 Consolidated Statements of Comprehensive Income (Loss), Years Ended December 31, 2016, 2015 and 2014.  F-5
 Consolidated Statements of Equity, Years Ended December 31, 2016, 2015 and 2014......................  F-6
 Consolidated Statements of Cash Flows, Years Ended December 31, 2016, 2015 and 2014..................  F-7
 Notes to Consolidated Financial Statements
   Note 1 -- Organization............................................................................. F-10
   Note 2 -- Significant Accounting Policies.......................................................... F-10
   Note 3 -- Investments.............................................................................. F-31
   Note 4 -- Goodwill and Other Intangible Assets..................................................... F-49
   Note 5 -- Closed Block............................................................................. F-50
   Note 6 -- Contractholder Bonus Interest Credits and Deferred Acquisition Cost...................... F-51
   Note 7 -- Fair Value Disclosures................................................................... F-52
   Note 8 -- Insurance Liabilities.................................................................... F-63
   Note 9 -- Reinsurance Agreements................................................................... F-67
   Note 10 -- Short-Term Debt......................................................................... F-68
   Note 11 -- Related Party Transactions.............................................................. F-69
   Note 12 -- Employee Benefit Plans.................................................................. F-71
   Note 13 -- Share-Based and Other Compensation Programs............................................. F-75
   Note 14 -- Income Taxes............................................................................ F-80
   Note 15 -- Accumulated Other Comprehensive Income (Loss)........................................... F-82
   Note 16 -- Commitments and Contingent Liabilities.................................................. F-83
   Note 17 -- Litigation.............................................................................. F-85
   Note 18 -- Insurance Group Statutory Financial Information......................................... F-86
   Note 19 -- Business Segment Information............................................................ F-87
   Note 20 -- Quarterly Results of Operations (Unaudited)............................................. F-88
   Note 21 -- Events Subsequent to Original Issuance of Financial Statements (Unaudited).............. F-89

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of AXA Equitable Life Insurance Company

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income (loss), comprehensive income (loss), equity, and cash flows present fairly, in all material respects, the financial position of AXA Equitable Life Insurance Company and its subsidiaries as of December 31, 2016 and 2015 and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2016 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the consolidated financial statements, the Company changed the manner in which it accounts for no lapse guarantee features related to guaranteed minimum income benefit riders in 2017.

/s/ PricewaterhouseCoopers LLP
New York, New York

March 24, 2017, except for the change in the manner in which the Company accounts for no lapse guarantee features related to guaranteed minimum income benefit riders discussed in Note 2 to the consolidated financial statements and the revision discussed in Note 2 to the consolidated financial statements, as to which the date is December 21, 2017.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS
                          DECEMBER 31, 2016 AND 2015

                                                      2016       2015
                                                   ---------- ----------
                                                       (IN MILLIONS)
ASSETS
Investments:
  Fixed maturities available for sale, at fair
   value (amortized cost of $32,123 and $31,201).. $   32,570 $   31,893
  Mortgage loans on real estate (net of valuation
   allowances of $8 and $6).......................      9,757      7,171
  Policy loans....................................      3,361      3,393
  Real estate held for production of income.......         56         --
  Other equity investments........................      1,323      1,396
  Trading securities, at fair value...............      9,134      6,886
  Other invested assets...........................      2,226      1,788
                                                   ---------- ----------
   Total investments..............................     58,427     52,527
Cash and cash equivalents.........................      2,950      3,028
Cash and securities segregated, at fair value.....        946        565
Broker-dealer related receivables.................      2,100      1,971
Securities purchased under agreements to resell...         --         79
Deferred policy acquisition costs.................      4,852      5,139
Goodwill and other intangible assets, net.........      3,741      3,733
Amounts due from reinsurers.......................      4,654      4,503
Loans to affiliates...............................        703      1,087
Guaranteed minimum income benefit reinsurance
  asset, at fair value............................     10,316     10,585
Other assets......................................      4,260      4,647
Separate Accounts' assets.........................    111,403    107,497
                                                   ---------- ----------

TOTAL ASSETS...................................... $  204,352 $  195,361
                                                   ========== ==========

LIABILITIES
Policyholders' account balances................... $   38,825 $   32,895
Future policy benefits and other policyholders
  liabilities.....................................     28,939     28,474
Broker-dealer related payables....................        484        404
Securities sold under agreements to repurchase....      1,996      1,890
Customers related payables........................      2,360      1,715
Amounts due to reinsurers.........................        125        131
Short-term debt...................................        513        584
Current and deferred income taxes.................      2,751      3,629
Other liabilities.................................      2,108      2,534
Separate Accounts' liabilities....................    111,403    107,497
                                                   ---------- ----------
   Total liabilities..............................    189,504    179,753
                                                   ---------- ----------
Redeemable Noncontrolling Interest................ $      403 $       13
                                                   ---------- ----------

Commitments and contingent liabilities (Notes 2, 7, 10, 11, 12, 13, 16 and 17)

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS
                          DECEMBER 31, 2016 AND 2015
                                  (CONTINUED)

                                                      2016       2015
                                                   ---------- ----------
                                                       (IN MILLIONS)

EQUITY
AXA Equitable's equity:
  Common stock, $1.25 par value, 2 million shares
   authorized, issued and outstanding............. $        2 $        2
  Capital in excess of par value..................      5,339      5,321
  Retained earnings...............................      6,005      6,998
  Accumulated other comprehensive income (loss)...          3        215
                                                   ---------- ----------
   Total AXA Equitable's equity...................     11,349     12,536
                                                   ---------- ----------
Noncontrolling interest...........................      3,096      3,059
                                                   ---------- ----------
   Total equity...................................     14,445     15,595
                                                   ---------- ----------

TOTAL LIABILITIES, REDEEMABLE NONCONTROLLING
  INTEREST AND EQUITY............................. $  204,352 $  195,361
                                                   ========== ==========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                   CONSOLIDATED STATEMENTS OF INCOME (LOSS)
                 YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

                                                    2016      2015      2014
                                                  --------  --------  --------
                                                          (IN MILLIONS)
REVENUES
Policy charges and fee income.................... $  3,344  $  3,291  $  3,150
Premiums.........................................      854       828       847
Net derivative gains (losses)....................   (1,163)   (1,075)    3,555
Net investment income (loss).....................    2,318     2,057     2,210
Investment gains (losses), net:
  Total other-than-temporary impairment losses...      (65)      (41)      (72)
  Portion of loss recognized in other
   comprehensive income (loss)...................       --        --        --
                                                  --------  --------  --------
   Net impairment losses recognized..............      (65)      (41)      (72)
  Other investment gains (losses), net...........       81        21        14
                                                  --------  --------  --------
     Total investment gains (losses), net........       16       (20)      (58)
                                                  --------  --------  --------
Investment management and service fees...........    3,755     3,902     3,900
Other income.....................................       36        40        30
                                                  --------  --------  --------
   Total revenues................................    9,160     9,023    13,634
                                                  --------  --------  --------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits..........................    2,745     2,457     3,708
Interest credited to policyholders' account
  balances.......................................    1,079       973     1,029
Compensation and benefits........................    1,723     1,783     1,739
Commissions......................................    1,095     1,111     1,147
Distribution related payments....................      372       394       413
Interest expense.................................       16        20        53
Amortization of deferred policy acquisition
  costs, net.....................................      287      (254)     (350)
Other operating costs and expenses...............    1,458     1,497     1,668
                                                  --------  --------  --------
   Total benefits and other deductions...........    8,775     7,981     9,407
                                                  --------  --------  --------
Income (loss) from operations, before income
  taxes..........................................      385     1,042     4,227
Income tax (expense) benefit.....................      168        23    (1,040)
                                                  --------  --------  --------
Net income (loss)................................      553     1,065     3,187
  Less: net (income) loss attributable to the
   noncontrolling interest.......................     (496)     (398)     (382)
                                                  --------  --------  --------
Net Income (Loss) Attributable to AXA Equitable.. $     57  $    667  $  2,805
                                                  ========  ========  ========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
                 YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

                                                     2016     2015      2014
                                                   -------  --------  --------
                                                          (IN MILLIONS)
COMPREHENSIVE INCOME (LOSS)
Net income (loss)................................. $   553  $  1,065  $  3,187
                                                   -------  --------  --------

Other comprehensive income (loss) net of income
taxes:
   Foreign currency translation adjustment........     (18)      (25)      (21)
   Change in unrealized gains (losses), net of
     reclassification adjustment..................    (208)     (828)      912
   Changes in defined benefit plan related items
     not yet recognized in periodic benefit cost,
     net of reclassification adjustment...........      (3)       (4)      (23)
                                                   -------  --------  --------
Total other comprehensive income (loss), net of
  income taxes....................................    (229)     (857)      868
                                                   -------  --------  --------

Comprehensive income (loss).......................     324       208     4,055

  Less: Comprehensive (income) loss attributable
   to noncontrolling interest.....................    (479)     (383)     (353)
                                                   -------  --------  --------

Comprehensive Income (Loss) Attributable to AXA
  Equitable....................................... $  (155) $   (175) $  3,702
                                                   =======  ========  ========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF EQUITY
                 YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

                                                      2016       2015       2014
                                                   ---------  ---------  ---------
                                                            (IN MILLIONS)
EQUITY
AXA Equitable's Equity:
  Common stock, at par value, beginning and end
   of year........................................ $       2  $       2  $       2
                                                   ---------  ---------  ---------

  Capital in excess of par value, beginning of
   year...........................................     5,321      5,957      5,908
  Deferred tax on dividend of AB Units............        --        (35)        --
  Non cash capital contribution from AXA
   Financial (See Note 12)........................        --        137         --
  Transfer of unrecognized net actuarial loss of
   the AXA Equitable Qualified Pension Plan to
   AXA Financial (see Note 15)....................        --       (772)        --
  Changes in capital in excess of par value.......        18         34         49
                                                   ---------  ---------  ---------
  Capital in excess of par value, end of year.....     5,339      5,321      5,957
                                                   ---------  ---------  ---------

  Retained earnings, beginning of year............     6,998      7,243      5,260
  Cumulative impact of implementing accounting
   change.........................................        --         --       (441)
                                                   ---------  ---------  ---------

  Retained earnings, beginning of year after
   accounting change..............................     6,998      7,243      4,819
  Net income (loss)...............................        57        667      2,805
  Shareholder dividends...........................    (1,050)      (912)      (381)
                                                   ---------  ---------  ---------
  Retained earnings, end of year..................     6,005      6,998      7,243
                                                   ---------  ---------  ---------

  Accumulated other comprehensive income (loss),
   beginning of year..............................       215        285       (603)
  Cumulative impact of implementing accounting
   change.........................................        --         --         (9)
                                                   ---------  ---------  ---------

  Accumulated other comprehensive income,
   beginning of year after accounting change......       215        285       (612)
  Transfer of unrecognized net actuarial loss of
   the AXA Equitable Qualified Pension Plan to
   AXA Financial (see Note 15)....................        --        772         --
  Other comprehensive income (loss)...............      (212)      (842)       897
                                                   ---------  ---------  ---------
  Accumulated other comprehensive income (loss),
   end of year....................................         3        215        285
                                                   ---------  ---------  ---------

   TOTAL AXA EQUITABLE'S EQUITY, END OF YEAR......    11,349     12,536     13,487
                                                   ---------  ---------  ---------

  Noncontrolling interest, beginning of year......     3,059      2,967      2,934
  Repurchase of AB Holding units..................      (168)      (154)       (62)
  Net income (loss) attributable to
   noncontrolling interest........................       491        398        382
  Dividends paid to noncontrolling interest.......      (384)      (414)      (401)
  Dividend of AB Units by AXA Equitable to AXA
   Financial......................................        --        145         --
  Other comprehensive income (loss) attributable
   to noncontrolling interest.....................       (17)       (15)       (29)
  Other changes in noncontrolling interest........       115        132        143
                                                   ---------  ---------  ---------

     Noncontrolling interest, end of year.........     3,096      3,059      2,967
                                                   ---------  ---------  ---------

TOTAL EQUITY, END OF YEAR......................... $  14,445  $  15,595  $  16,454
                                                   =========  =========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

                                                      2016      2015      2014
                                                   ---------  --------  --------
                                                           (IN MILLIONS)
Net income (loss)................................. $     553  $  1,065  $  3,187
Adjustments to reconcile net income (loss) to net
  cash provided by operating activities:
  Interest credited to policyholders' account
   balances.......................................     1,079       973     1,029
  Policy charges and fee income...................    (3,344)   (3,291)   (3,150)
  Net derivative (gains) losses...................     1,163     1,075    (3,555)
  Investment (gains) losses, net..................       (16)       20        58
  Realized and unrealized (gains) losses on
   trading securities.............................        41        43       (22)
  Non-cash long term incentive compensation
   expense........................................       152       172       171
  Amortization of deferred sales commission.......        41        49        42
  Other depreciation and amortization.............       (98)      (18)       44
  Amortization of deferred cost of reinsurance
   asset..........................................       159       121       292
  Amortization of other intangibles...............        29        28        27

Changes in:
  Net broker-dealer and customer related
   receivables/payables...........................       608       (38)     (525)
  Reinsurance recoverable.........................      (304)     (929)     (314)
  Segregated cash and securities, net.............      (381)      (89)      505
  Deferred policy acquisition costs...............       287      (254)     (350)
  Future policy benefits..........................       431       631     1,486
  Current and deferred income taxes...............      (826)       49       793
  Accounts payable and accrued expenses...........       (66)       38      (259)
  Other, net......................................        31        31       (59)
                                                   ---------  --------  --------

Net cash provided by (used in) operating
  activities...................................... $    (461) $   (324) $   (600)
                                                   ---------  --------  --------

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014
                                  (CONTINUED)

                                                       2016       2015        2014
                                                    ---------  ----------  ---------
                                                              (IN MILLIONS)
Cash flows from investing activities:
  Proceeds from the sale/maturity/prepayment of:
   Fixed maturities, available for sale............ $   7,154  $    4,368  $   3,157
   Mortgage loans on real estate...................       676         609        652
   Trading account securities......................     6,271      10,768      6,099
   Other...........................................        32         134         99
  Payment for the purchase/origination of:
   Fixed maturities, available for sale............    (7,873)     (4,701)    (5,184)
   Mortgage loans on real estate...................    (3,261)     (1,311)    (1,432)
   Trading account securities......................    (8,691)    (12,501)    (7,014)
   Other...........................................      (250)       (132)      (135)
  Cash settlements related to derivative
   instruments.....................................       102         529        999
  Decrease in loans to affiliates..................       384          --         --
  Change in short-term investments.................      (205)       (363)        (5)
  Investment in capitalized software, leasehold
   improvements and EDP equipment..................       (85)        (71)       (83)
  Purchase of business, net of cash acquired.......       (21)         --        (61)
  Other, net.......................................       409         203        157
                                                    ---------  ----------  ---------

Net cash provided by (used in) investing
  activities....................................... $  (5,358) $   (2,468) $  (2,751)
                                                    ---------  ----------  ---------

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014
                                  (CONTINUED)

                                                      2016       2015       2014
                                                    --------  ---------  ---------
                                                             (IN MILLIONS)
Cash flows from financing activities:
  Policyholders' account balances:
   Deposits........................................ $  9,746  $   5,757  $   6,011
   Withdrawals.....................................   (2,874)    (2,861)    (2,867)
   Transfer (to) from Separate Accounts............    1,202      1,045        815
  Change in short-term financings..................      (69)        95        221
  Change in collateralized pledged assets..........     (677)        (2)       (12)
  Change in collateralized pledged liabilities.....      125       (270)       430
  (Decrease) increase in overdrafts payable........      (85)        80        (39)
  Repayment of Loans from Affiliates...............       --         --       (825)
  Repayment of long term debt......................       --       (200)        --
  Shareholder dividends paid.......................   (1,050)      (767)      (382)
  Repurchase of AB Holding units...................     (236)      (214)       (90)
  Redemptions of non-controlling interests of
   consolidated VIEs, net..........................     (137)        --         --
  Distribution to noncontrolling interest in
   consolidated subsidiaries.......................     (385)      (414)      (401)
  Increase (decrease) in Securities sold under
   agreement to repurchase.........................      104        939        950
  (Increase) decrease in securities purchased
   under agreement to resell.......................       79        (79)        --
  Other, net.......................................        8          5         (7)
                                                    --------  ---------  ---------

Net cash provided by (used in) financing
  activities.......................................    5,751      3,114      3,804
                                                    --------  ---------  ---------

Effect of exchange rate changes on cash and cash
  equivalents......................................      (10)       (10)       (20)

Change in cash and cash equivalents................      (78)       312        433
Cash and cash equivalents, beginning of year.......    3,028      2,716      2,283
                                                    --------  ---------  ---------

Cash and Cash Equivalents, End of Year............. $  2,950  $   3,028  $   2,716
                                                    ========  =========  =========

Supplemental cash flow information:
  Interest Paid.................................... $     11  $      19  $      72
                                                    ========  =========  =========
  Income Taxes (Refunded) Paid..................... $    613  $     (80) $     272
                                                    ========  =========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1) ORGANIZATION

   AXA Equitable Life Insurance Company ("AXA Equitable," and collectively with its consolidated subsidiaries the "Company") is a direct, wholly-owned subsidiary of AXA Equitable Financial Services, LLC ("AEFS"). AEFS is a direct, wholly-owned subsidiary of AXA Financial, Inc. ("AXA Financial," and collectively with its consolidated subsidiaries, "AXA Financial Group"). AXA Financial is an indirect wholly-owned subsidiary of AXA S.A. ("AXA"), a French holding company for the AXA Group, a worldwide leader in financial protection.

   The Company conducts operations in two business segments: the Insurance and Investment Management segments. The Company's management evaluates the performance of each of these segments independently.

   Insurance

   The Insurance segment offers a variety of term, variable and universal life insurance products, variable annuity products, employee benefit products and investment products including mutual funds principally to individuals and small and medium size businesses and professional and trade associations. This segment also includes Separate Accounts for individual insurance and annuity products.

   The Company's insurance business is conducted principally by AXA Equitable and its indirect, wholly-owned insurance subsidiaries and AXA Equitable Funds Management Group ("AXA Equitable FMG").

   Investment Management

   The Investment Management segment is principally comprised of the investment management business of AllianceBernstein L.P., a Delaware limited partnership (together with its consolidated subsidiaries "AB"). AB provides research, diversified investment management and related services globally to a broad range of clients. This segment also includes institutional Separate Accounts principally managed by AB that provide various investment options for large group pension clients, primarily defined benefit and contribution plans, through pooled or single group accounts.

   At December 31, 2016 and 2015, the Company's economic interest in AB was 29.0% and 28.6%, respectively. At December 31, 2016 and 2015, respectively, AXA and its subsidiaries' economic interest in AB (including AXA Financial Group) was approximately 63.7% and 62.8%. AXA Equitable is the parent of AllianceBernstein Corporation, the general partner ("General Partner") of the limited partnership, as a result it consolidates AB in the Company's consolidated financial statements.

2) SIGNIFICANT ACCOUNTING POLICIES

   Basis of Presentation and Principles of Consolidation

   The preparation of the accompanying consolidated financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management for a fair presentation of the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

   The accompanying consolidated financial statements include the accounts of AXA Equitable and its subsidiaries engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally AB; and those investment companies, partnerships and joint ventures in which AXA Equitable or its subsidiaries has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

   All significant intercompany transactions and balances have been eliminated in consolidation. The years "2016", "2015" and "2014" refer to the years ended December 31, 2016, 2015 and 2014, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods to the current presentation.

   Accounting Change

   In third quarter 2017, the Company voluntarily changed to fair value accounting for variable annuity products with the Guaranteed Minimum Income Benefits feature with a no-lapse guarantee ("GMIBNLG") as a retrospective change in accounting principle. Changes in the estimated fair value of the embedded derivative is reported in Net derivative gains (losses). The Company believes that the new method of accounting for the GMIBNLG as an embedded derivative at fair value more accurately reflects the economics of the NLG feature and is more meaningful to users of our financial statements.

   All periods presented, have been adjusted to apply the new method retrospectively. The impact of the change in accounting principle to net income (loss) during the twelve months ended 2016, 2015 and 2014 was an increase of $75 million, and a decrease of $399 million and $1,109 million, respectively. The Company's opening retained earnings decreased $441 million as of January 1, 2014 for the effect of retroactive application of the accounting change.

   Adoption of New Accounting Pronouncements

   In January 2017, the Financial Accounting Standards Board ("FASB") issued new guidance that amends the definition of a business to provide a more robust framework for determining when a set of assets and activities is a business. The definition primarily adds clarity for evaluating whether certain transactions should be accounted for as acquisitions/dispositions of assets or businesses, the latter subject to guidance on business combinations, but also may interact with other areas of accounting where the defined term is used, such as in the application of guidance on consolidation and goodwill impairment. The new guidance is effective for fiscal years ending December 31, 2018. The Company elected to early adopt the new guidance for the year ending December 31, 2016 and implementation of this guidance the adoption did not have a material impact on the Company's consolidated financial statements.

   In February 2015, the FASB issued a new consolidation standard that makes targeted amendments to the VIE assessment, including guidance specific to the analysis of fee arrangements and related party relationships, modifies the guidance for the evaluation of limited partnerships and similar entities for consolidation to eliminate the presumption of general partner control, and ends the deferral that had been granted to certain investment companies for applying previous VIE guidance. The Company adopted this new standard beginning January 1, 2016, having elected not to early-adopt in previous interim periods, and applied the guidance using a modified retrospective approach, thereby not requiring the restatement of prior year periods. The Company's reevaluation of all legal entities under the new standard resulted in identification of additional VIEs and consolidation of certain investment products of the Investment Management segment that were not consolidated in accordance with previous guidance. See Consolidation of VIEs below.

   In May 2015, the FASB issued new guidance related to disclosures for investments in certain entities that calculate net asset value ("NAV") per share (or its equivalent). Under the new guidance, investments measured at NAV, as a practical expedient for fair value, are excluded from the fair value hierarchy. Removing investments measured using the practical expedient from the fair value hierarchy was intended to eliminate the diversity in practice with respect to the categorization of these investments. The only criterion for categorizing investments in the fair value hierarchy is now the observability of the inputs. The amendment was effective retrospectively for interim and annual periods beginning after December 15, 2015. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

   In April 2015, the FASB issued new guidance, simplifying the presentation of debt issuance costs, which requires debt issuance costs to be presented in the balance sheet as a direct deduction from the carrying value of the associated debt liability, consistent with the presentation of a debt discount. The new guidance was effective retrospectively for interim and annual periods beginning after December 15, 2015. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

   In June 2014, the FASB issued new guidance for accounting for share-based payments when the terms of an award provide that a performance target could be achieved after the requisite service period. The new guidance was effective for interim and annual periods beginning after December 15, 2015. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

   In August 2014, the FASB issued new guidance which requires management to evaluate whether there is "substantial doubt" about the reporting entity's ability to continue as a going concern and provide related footnote disclosures about those uncertainties, if they exist. The new guidance was effective for annual periods, ending after December 15, 2016 and interim periods thereafter. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

   In January 2014, the FASB issued new guidance that allows investors to elect to use the proportional amortization method to account for investments in qualified affordable housing projects if certain conditions are met. Under this method, which replaces the effective yield method, an investor amortizes the cost of its investment, in proportion to the tax credits and other tax benefits it receives, to income tax expense. The guidance also introduces disclosure requirements for all investments in qualified affordable housing projects, regardless of the accounting method used for those investments. The guidance was effective for annual periods beginning after December 15, 2014. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

   Future Adoption of New Accounting Pronouncements

   In January 2017, the FASB issued updated guidance to simplify the accounting for goodwill impairment. The revised guidance removes Step 2 of the goodwill impairment test, which requires a hypothetical purchase price allocation. A goodwill impairment will now be the amount by which a reporting unit's carrying value exceeds its fair value, not to exceed the carrying amount of goodwill. The revised guidance will be applied prospectively, and is effective for fiscal year ending December 31, 2020. Early adoption is permitted for fiscal periods beginning after January 1, 2017. Management is currently evaluating the impact that adoption of this guidance will have on the Company's consolidated financial statements.

   In October 2016, the FASB issued updated guidance on consolidation of interests held through related parties that are under common control, which alters how a decision maker needs to consider indirect interests in a VIE held through an entity under common control. The new guidance amends the recently adopted consolidation guidance analysis. Under the new guidance, if a decision maker is required to evaluate whether it is the primary beneficiary of a VIE, it will need to consider only its proportionate indirect interest in the VIE held through a common control party. The revised guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016, with early adoption permitted. Adoption of this guidance is not expected to have a material impact on the Company's consolidated financial statements.

   In August 2016, the FASB issued new guidance to simplify elements of cash flow classification. The new guidance is intended to reduce diversity in practice in how certain transactions are classified in the statement of cash flows. The new guidance is effective for interim and annual periods beginning after December 15, 2017 and should be applied using a retrospective transition method. Management is currently evaluating the impact that adoption of this guidance will have on the Company's consolidated financial statements.

   In June 2016, the FASB issued new guidance related to the accounting for credit losses on financial instruments. The new guidance introduces an approach based on expected losses to estimate credit losses on certain types of financial instruments. It also modifies the impairment model for available-for-sale debt securities and provides for a simplified accounting model for purchased financial assets with credit deterioration since their origination. The new guidance is effective for interim and annual periods beginning after December 15, 2019 with early adoption permitted for annual periods beginning after December 15, 2018. Management is currently evaluating the impact that adoption of this guidance will have on the Company's consolidated financial statements.

   In March 2016, the FASB issued new guidance simplifying the transition to the equity method of accounting. The amendment eliminates the requirement that when an investment qualifies for use of the equity method as a result of an increase in the level of ownership interest or degree of influence, an investor must adjust the investment, results of operations and retained earnings retroactively on a step-by-step basis as if the equity method had been in effect during all previous periods that the investments had been held. The amendment is effective for interim and annual periods beginning after December 15, 2016 and should be applied prospectively upon their effective date to increases in the level of ownership interest or degree of influence that result in the adoption of the equity method. The amendment is not expected to have a material impact on the Company's consolidated financial statements.

   In March 2016, the FASB issued new guidance on improvements to employee share-based payment accounting. The amendment includes provisions intended to simplify various aspects related to how share-based payments are accounted for and presented in the financial statements including: income tax effects of share-based payments, minimum statutory tax withholding requirements and forfeitures. The amendment is effective for interim and annual periods beginning after December 15, 2016. The provisions will be applied using various transition approaches (prospective, retrospective and modified retrospective). Management is currently evaluating the impact that the adoption of this standard will have on the Company's consolidated financial statements.

   In February 2016, the FASB issued revised guidance to lease accounting. The revised guidance will require lessees to recognize a right-of-use asset and a lease liability for virtually all of their leases. Lessor accounting will continue to be similar to the current model, but updated to align with certain changes to the lessee model. Extensive quantitative and qualitative disclosures, including significant judgments made by management, will be required to provide greater insight into the extent of revenue and expense recognized and expected to be recognized from existing contracts. The revised guidance is effective for interim and annual periods, beginning after December 15, 2018, with early adoption permitted. Management is currently evaluating the impact that adoption of this guidance will have on the Company's consolidated financial statements.

   In May 2014, the FASB issued new revenue recognition guidance that is intended to improve and converge the financial reporting requirements for revenue from contracts with customers with International Financial Reporting Standards ("IFRS"). The new guidance applies to contracts that deliver goods or services to a customer, except when those contracts are for: insurance, leases, rights and obligations that are in the scope of certain financial instruments (i.e., derivative contracts) and guarantees other than product or service warranties. The new guidance is effective for interim and annual periods, beginning after December 15, 2017, with early adoption permitted for interim and annual periods beginning after December 15, 2016. Management is currently evaluating the impact that adoption of this guidance will have on the Company's consolidated financial statements.

   Closed Block

   As a result of demutualization, the Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and income of the Closed Block are specifically identified to support its participating policyholders.

   Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of AXA Equitable. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of AXA Equitable's General Account, any of its Separate Accounts or any affiliate of AXA Equitable without the approval of the New York State Department of Financial Services, (the "NYDFS"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

   The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in AOCI) represents the expected maximum future post-tax income from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block's income.

   If the actual cumulative income from the Closed Block are greater than the expected cumulative income, only the expected income will be recognized in net income. Actual cumulative income in excess of expected cumulative income at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block income in a subsequent period are less than the expected income for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative income of the Closed Block are less than the expected cumulative income, only actual income would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

   Many expenses related to Closed Block operations, including amortization of deferred policy acquisition costs ("DAC"), are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

   Investments

   The carrying values of fixed maturities classified as available-for-sale ("AFS") are reported at fair value. Changes in fair value are reported in OCI. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary which are recognized in Investment gains (losses), net. The redeemable preferred stock investments that are reported in fixed maturities include real estate investment trusts ("REIT"), perpetual preferred stock, and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

   The Company determines the fair values of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

   The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio and reviews AFS securities with unrealized losses for other-than-temporary impairments ("OTTI"). Integral to this review is an assessment made each quarter, on a security-by-security basis, by the Company's Investments Under Surveillance ("IUS") Committee, of various indicators of credit deterioration to determine whether the investment security is expected to recover. This assessment includes, but is not limited to, consideration of the duration and severity of the unrealized loss, failure, if any, of the issuer of the security to make scheduled payments, actions taken by rating agencies, adverse conditions specifically related to the security or sector, the financial strength, liquidity, and continued viability of the issuer and, for equity securities only, the intent and ability to hold the investment until recovery, and results in identification of specific securities for which OTTI is recognized.

   If there is no intent to sell or likely requirement to dispose of the fixed maturity security before its recovery, only the credit loss component of any resulting OTTI is recognized in income (loss) and the remainder of the fair value loss is recognized in OCI. The amount of credit loss is the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security. The present value is calculated by discounting management's best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. Projections of future cash flows are based on assumptions regarding probability of default and estimates regarding the amount and timing of recoveries. These assumptions and estimates require use of management judgment and consider internal credit analyses as well as market observable data relevant to the collectability of the security. For mortgage- and asset-backed securities, projected future cash flows also include assumptions regarding prepayments and underlying collateral value.

   Policy loans are stated at unpaid principal balances.

   Partnerships, investment companies and joint venture interests that the Company has control of and has an economic interest in or those that meet the requirements for consolidation under accounting guidance for consolidation of VIEs are consolidated. Those that the Company does not have control of and does not have a majority economic interest in and those that do not meet the VIE requirements for consolidation are reported on the equity method of accounting and are reported in other equity investments. The Company records its interests in certain of these partnerships on a month or one quarter lag.

   Equity securities, which include common stock, and non-redeemable preferred stock classified as AFS securities, are carried at fair value and are included in other equity investments with changes in fair value reported in OCI.

   Trading securities, which include equity securities and fixed maturities, are carried at fair value based on quoted market prices, with unrealized gains (losses) reported in other investment income (loss) in the statements of Net income (loss).

   Corporate owned life insurance ("COLI") has been purchased by AXA Equitable and certain subsidiaries on the lives of certain key employees (including former employees) and AXA Equitable and these subsidiaries are named as beneficiaries under these policies. COLI is carried at the cash surrender value of the policies. At December 31, 2016 and 2015, the carrying value of COLI was $892 million and $864 million, respectively, and is reported in Other invested assets in the consolidated balance sheets.

   Short-term investments are reported at amortized cost that approximates fair value and are included in Other invested assets.

   Cash and cash equivalents includes cash on hand, demand deposits, money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value is deemed to approximate fair value.

   All securities owned, including United States government and agency securities, mortgage-backed securities, futures and forwards transactions, are reported in the consolidated financial statements on a trade date basis.

   Derivatives

   Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, values of securities or commodities, credit spreads, market volatility, expected returns, and liquidity. Values can also be affected by changes in estimates and assumptions, including those related to counterparty behavior and non-performance risk used in valuation models. Derivative financial instruments generally used by the Company include exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options and may be exchange-traded or contracted in the over-the-counter market. All derivative positions are carried in the consolidated balance sheets at fair value, generally by obtaining quoted market prices or through the use of valuation models.

   Freestanding derivative contracts are reported in the consolidated balance sheets either as assets within "Other invested assets" or as liabilities within "Other liabilities." The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related Credit Support Annex ("CSA") have been executed. The Company uses derivatives to manage asset/liability risk and has designated some of those economic relationships under the criteria to qualify for hedge accounting treatment. All changes in the fair value of the Company's freestanding derivative positions not designated to hedge accounting relationships, including net receipts and payments, are included in "Net derivative gains (losses)" without considering changes in the fair value of the economically associated assets or liabilities.

   The Company is a party to financial instruments and other contracts that contain "embedded" derivative instruments. At inception, the Company assesses whether the economic characteristics of the embedded instrument are "clearly and closely related" to the economic characteristics of the remaining component of the "host contract" and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When those criteria are satisfied, the resulting embedded derivative is bifurcated from the host contract, carried in the consolidated balance sheets at fair value, and changes in its fair value are recognized immediately and captioned in the consolidated statements of income (loss) according to the nature of the related host contract. For certain financial instruments that contain an embedded derivative that otherwise would need to be bifurcated and reported at fair value, the Company instead may elect to carry the entire instrument at fair value.

   Mortgage Loans on Real Estate ("mortgage loans"):

   Mortgage loans are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

   For commercial and agricultural mortgage loans, an allowance for credit loss is typically recommended when management believes it is probable that principal and interest will not be collected according to the contractual terms. Factors that influence management's judgment in determining allowance for credit losses include the following:

      . Loan-to-value ratio -- Derived from current loan balance divided by the fair market value of the property. An allowance for credit loss is typically recommended when the loan-to-value ratio is in excess of 100%. In the case where the loan-to-value is in excess of 100%, the allowance for credit loss is derived by taking the difference between the fair market value (less cost of sale) and the current loan balance.

      . Debt service coverage ratio -- Derived from actual net operating income divided by annual debt service. If the ratio is below 1.0x, then the income from the property does not support the debt.

      . Occupancy -- Criteria varies by property type but low or below market occupancy is an indicator of sub-par property performance.

      . Lease expirations -- The percentage of leases expiring in the upcoming 12 to 36 months are monitored as a decline in rent and/or occupancy may negatively impact the debt service coverage ratio. In the case of single-tenant properties or properties with large tenant exposure, the lease expiration is a material risk factor.

      . Maturity -- Mortgage loans that are not fully amortizing and have upcoming maturities within the next 12 to 24 months are monitored in conjunction with the capital markets to determine the borrower's ability to refinance the debt and/or pay off the balloon balance.

      . Borrower/tenant related issues -- Financial concerns, potential bankruptcy, or words or actions that indicate imminent default or abandonment of property.

      . Payment status -- current vs. delinquent -- A history of delinquent payments may be a cause for concern.

      . Property condition -- Significant deferred maintenance observed during the lenders annual site inspections.

      . Other -- Any other factors such as current economic conditions may call into question the performance of the loan.

   Mortgage loans also are individually evaluated quarterly by the Company's Investments Under Surveillance ("IUS") Committee for impairment, including an assessment of related collateral value. Commercial mortgages 60 days or more past due and agricultural mortgages 90 days or more past due, as well as all mortgages in the process of foreclosure, are identified as problem mortgages. Based on its monthly monitoring of mortgages, a class of potential problem mortgages are also identified, consisting of mortgage loans not currently classified as problems but for which management has doubts as to the ability of the borrower to comply with the present loan payment terms and which may result in the loan becoming a problem or being restructured. The decision whether to classify a performing mortgage loan as a potential problem involves significant subjective judgments by management as to likely future industry conditions and developments with respect to the borrower or the individual mortgaged property.

   For problem mortgage loans a valuation allowance is established to provide for the risk of credit losses inherent in the lending process. The allowance includes loan specific reserves for mortgage loans determined to be non-performing as a result of the loan review process. A non-performing loan is defined as a loan for which it is probable that amounts due according to the contractual terms of the loan agreement will not be collected. The loan specific portion of the loss allowance is based on the Company's assessment as to ultimate collectability of loan principal and interest. Valuation allowances for a non-performing loan are recorded based on the present value of expected future cash flows discounted at the loan's effective interest rate or based on the fair value of the collateral if the loan is collateral dependent. The valuation allowance for mortgage loans can increase or decrease from period to period based on such factors.

   Impaired mortgage loans without provision for losses are mortgage loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on mortgage loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on mortgage loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

   Mortgage loans are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans are classified as nonaccrual mortgage loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2016 and 2015, the carrying values of commercial mortgage loans that had been classified as nonaccrual mortgage loans were $34 million and $72 million, respectively.

   Troubled Debt Restructuring

   When a loan modification is determined to be a troubled debt restructuring ("TDR"), the impairment of the loan is re-measured by discounting the expected cash flows to be received based on the modified terms using the loan's original effective yield, and the allowance for loss is adjusted accordingly. Subsequent to the modification, income is recognized prospectively based on the modified terms of the mortgage loans. Additionally, the loan continues to be subject to the credit review process noted above.

   Net Investment Income (Loss), Investment Gains (Losses), Net and Unrealized Investment Gains (Losses)

   Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment gains (losses), net.

   Realized and unrealized holding gains (losses) on trading securities are reflected in Net investment income (loss).

   Unrealized investment gains (losses) on fixed maturities and equity securities designated as AFS held by the Company are accounted for as a separate component of Accumulated Other Comprehensive Income ("AOCI"), net of related deferred income taxes, amounts attributable to certain pension operations, Closed Blocks' policyholders dividend obligation, insurance liability loss recognition and DAC related to universal life ("UL") policies, investment-type products and participating traditional life policies.

   Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as AFS and do not reflect any change in fair value of policyholders' account balances and future policy benefits.

   Fair Value of Financial Instruments

   Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The accounting guidance established a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 Unadjusted quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3 Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   The Company uses unadjusted quoted market prices to measure fair value for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value cannot be substantiated by direct comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

   Management is responsible for the determination of the value of investments carried at fair value and the supporting methodologies and assumptions. Under the terms of various service agreements, the Company often utilizes independent valuation service providers to gather, analyze, and interpret market information and derive fair values based upon relevant methodologies and assumptions for individual securities. These independent valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of widely accepted valuation models, provide a single fair value measurement for individual securities for which a fair value has been requested. As further described below with respect to specific asset classes, these inputs include, but are not limited to, market prices for recent trades and transactions in comparable securities, benchmark yields, interest rate yield curves, credit spreads, quoted prices for similar securities, and other market-observable information, as applicable. Specific attributes of the security being valued also are considered, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security- or issuer-specific information. When insufficient market observable information is available upon which to measure fair value, the Company either will request brokers knowledgeable about these securities to provide a non-binding quote or will employ internal valuation models. Fair values received from independent valuation service providers and brokers and those internally modeled or otherwise estimated are assessed for reasonableness. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades.

   Recognition of Insurance Income and Related Expenses

   Deposits related to UL and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of fees assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

   Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of DAC.

   For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

   Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

   DAC

   Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, reflecting incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

   After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (i.e., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to income.

   In accordance with the guidance for the accounting and reporting by insurance enterprises for certain long-duration contracts and participating contracts and for realized gains and losses from the sale of investments, current and expected future profit margins for products covered by this guidance are examined regularly in determining the amortization of DAC.

   DAC associated with certain variable annuity products is amortized based on estimated assessments, with DAC on the remainder of variable annuities, UL and investment-type products amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract life, DAC is amortized using the present value of estimated assessments. The effect on the amortization of DAC of revisions to estimated gross profits or assessments is reflected in net income (loss) in the period such estimated gross profits or assessments are revised. A decrease in expected gross profits or assessments would accelerate DAC amortization. Conversely, an increase in expected gross profits or assessments would slow DAC amortization. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date.

   A significant assumption in the amortization of DAC on variable annuities and, to a lesser extent, on variable and interest-sensitive life insurance relates to projected future Separate Account performance. Management sets estimated future gross profit or assessment assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a reversion to the mean approach, a commonly used industry practice. This future return approach influences the projection of fees earned, as well as other sources of estimated gross profits. Returns that are higher than expectations for a given period produce higher than expected account balances, increase the fees earned resulting in higher expected future gross profits and lower DAC amortization for the period. The opposite occurs when returns are lower than expected.

   In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance. In second quarter 2015, based upon management's current expectations of interest rates and future fund growth, the Company updated its Reversion to the Mean ("RTM") assumption from 9.0% to 7.0%. The average gross long-term return measurement start date was also updated to December 31, 2014. Management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. At December 31, 2016, the average gross short-term and long-term annual return estimate on variable and interest-sensitive life insurance and variable annuities was 7.0% (4.67% net of product weighted average Separate Account fees), and the gross maximum and minimum short-term annual rate of return limitations were 15.0% (12.67% net of product weighted average Separate Account fees) and 0.0% (-2.33% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. These assumptions of long-term growth are subject to assessment of the reasonableness of resulting estimates of future return assumptions.

   If actual market returns continue at levels that would result in assuming future market returns of 15.0% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0.0% for more than 5 years would result in a required deceleration of DAC amortization.

   In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization.

   Other significant assumptions underlying gross profit estimates for UL and investment type products relate to contract persistency and General Account investment spread.

   For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2016, the average rate of assumed investment yields, excluding policy loans, was 5.1% grading to 4.5% over 10 years. Estimated gross margins include anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the accumulated amortization of DAC of revisions to estimated gross margins is reflected in net income in the period such estimated gross margins are revised. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date. Many of the factors that affect gross margins are included in the determination of the Company's dividends to these policyholders. DAC adjustments related to participating traditional life policies do not create significant volatility in results of operations as the Closed Block recognizes a cumulative policyholder dividend obligation expense in "Policyholders' dividends," for the excess of actual cumulative income over expected cumulative income as determined at the time of demutualization.

   DAC associated with non-participating traditional life policies is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in net income (loss) in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy. DAC related to these policies is subject to recoverability testing as part of the Company's premium deficiency testing. If a premium deficiency exists, DAC is reduced by the amount of the deficiency or to zero through a charge to current period net income (loss). If the deficiency exceeds the DAC balance, the reserve for future policy benefits is increased by the excess, reflected in net income (loss) in the period such deficiency occurs.

   Contractholder Bonus Interest Credits

   Contractholder bonus interest credits are offered on certain deferred annuity products in the form of either immediate bonus interest credited or enhanced interest crediting rates for a period of time. The interest crediting expense associated with these contractholder bonus interest credits is deferred and amortized over the lives of the underlying contracts in a manner consistent with the amortization of DAC. Unamortized balances are included in Other assets.

   Policyholders' Account Balances and Future Policy Benefits

   Policyholders' account balances for UL and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium, investment performance and interest credited, net of surrenders, withdrawals, benefits and charges.

   For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

   For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Company's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 5.0% to 6.3% (weighted average of 5.1%) for approximately 99.0% of life insurance liabilities and from 1.6% to 5.5% (weighted average of 4.3%) for annuity liabilities.

   Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

   When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to income.

   Funding agreements are reported in Policyholders' account balances in the consolidated balance sheets. As a member of the Federal Home Loan Bank of New York ("FHLBNY"), the Company has access to collateralized borrowings. The Company may also issue funding agreements to the FHLBNY. Both the collateralized borrowings and funding agreements would require the Company to pledge qualified mortgage-backed assets and/or government securities as collateral.

   For reinsurance contracts other than those accounted for as derivatives, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

   The Company has issued and continues to offer certain variable annuity products with guaranteed minimum death benefits ("GMDB") and/or a guaranteed minimum living benefit ("GMLB," and together with GMDB, the "GMxB features") which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guaranteed minimum income benefit ("GMIB") base. The Company previously issued certain variable annuity products with guaranteed income benefit ("GIB") features, guaranteed withdrawal benefit for life ("GWBL"), guaranteed minimum withdrawal benefit ("GMWB") and guaranteed minimum accumulation benefit ("GMAB") features. The Company has also assumed reinsurance for products with GMxB features.

   Reserves for products that have GMIB features, but do not have no-lapse guarantee features, and products with GMDB features are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts. The determination of this estimated liability is based on models that involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding separate account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a RTM approach, consistent with that used for DAC amortization. There can be no assurance that actual experience will be consistent with management's estimates.

   Products that have a GMIB feature with a no-lapse guarantee rider ("NLG"), GIB, GWBL, GMWB and GMAB features and the assumed products with GMAB features (collectively "GMxB derivative features liability") are considered either freestanding or embedded derivatives and discussed below under ("Embedded Derivatives").

   After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (I.E., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to income. Premium deficiency reserves have been recorded for the group single premium annuity business, certain interest-sensitive life contracts, structured settlements, individual disability income and major medical. Additionally, in certain instances the policyholder liability for a particular line of business may not be deficient in the aggregate to trigger loss recognition, but the pattern of income may be such that profits are expected to be recognized in earlier years followed by losses in later years. In these situations, accounting standards require that an additional profits followed by loss liability be recognized by an amount necessary to sufficiently offset the losses that would be recognized in later years. A profits followed by loss liability is included in "Future policy benefits" and is predominately associated with certain interest-sensitive life contracts.

   Embedded Derivatives

   Reserves for products considered either embedded or freestanding derivatives are measured at estimated fair value separately from the host variable annuity product, with changes in estimated fair value reported in Net derivative gains (losses). The estimated fair values of these derivatives are determined based on the present value of projected future benefits minus the present value of projected future fees attributable to the guarantee. The projections of future benefits and future fees require capital markets and actuarial assumptions, including expectations concerning policyholder behavior. A risk neutral valuation methodology is used under which the cash flows from the guarantees are projected under multiple capital market scenarios using observable risk-free rates.

   Additionally, the Company cedes and assumes reinsurance for products with GMxB features, which are considered an embedded derivative when part of a reinsurance contract covers risks not treated as derivative or a freestanding derivative otherwise. The GMxB reinsurance contract asset and liabilities' fair value reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios.

   Changes in the fair value of embedded and freestanding derivatives are reported on the consolidated statements of income (loss) in Net derivative gains (losses). Reserves for embedded derivatives liabilities and assumed reinsurance contracts are reported in Future policyholders' benefits and other policyholders' liabilities and the GMIB reinsurance contract asset, at fair value is reported in a stand-alone line in the consolidated balance sheets.

   Embedded and freestanding insurance derivatives fair values are determined based on the present value of projected future benefits minus the present value of projected future fees. At policy inception, a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits is attributed to the embedded derivative. The percentage of fees included in the fair value measurement is locked-in at inception. Fees above those amounts represent "excess" fees and are reported in Policy charges and fee income.

   Policyholders' Dividends

   The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by AXA Equitable's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by AXA Equitable.

   At December 31, 2016, participating policies, including those in the Closed Block, represent approximately 5.0% ($17,491 million) of directly written life insurance in-force, net of amounts ceded.

   Separate Accounts

   Generally, Separate Accounts established under New York State Insurance Law are not chargeable with liabilities that arise from any other business of AXA Equitable. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment income (loss) less fees, held primarily for the benefit of contractholders, and for which the Company does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in Separate Accounts are reported at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such Separate Accounts are offset within the same line in the consolidated statements of income
   (loss). For 2016, 2015 and 2014, investment results of such Separate Accounts were gains (losses) of $8,222 million, $1,148 million and $5,959 million, respectively.

   Deposits to Separate Accounts are reported as increases in Separate Accounts assets and liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

   The Company reports the General Account's interests in Separate Accounts as Other equity investments in the consolidated balance sheets.

   Recognition of Investment Advisory and Administrative Services Revenues and Related Expenses

   AXA Equitable FMG performs investment advisory and administrative services to investment companies, currently AXA Premier VIP Trust ("VIP Trust"), EQ Advisors Trust ("EQAT"), 1290 Funds, AXA Allocation Funds Trusts and AXA Offshore Multimanager Funds Trust ("Other AXA Trusts"). AXA Equitable FMG has entered into sub-advisory agreements with affiliated and unaffiliated registered investment advisers to provide sub-advisory services to AXA Equitable FMG with respect to certain portfolios of EQAT and the Other AXA Trusts. AXA Equitable FMG's administrative services include, among others, fund accounting and compliance services. AXA Equitable FMG has entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. to provide certain sub-administration services to AXA Equitable FMG as instructed by AXA Equitable FMG. AXA Equitable FMG earns fees related to these services; the fees are calculated as a percentage of assets under management and are recorded in Investment management and service fees in the Consolidated statements of income (loss) as the related services are performed. Sub-advisory and sub-administrative expenses associated with the services are calculated and recorded as the related services are performed in Other operating costs and expenses in the Consolidated statements of income (loss).

   Recognition of Investment Management Revenues and Related Expenses

   Investment management and service fees principally include the Investment Management segment's investment advisory and service fees, distribution revenues and institutional research services revenue. Investment advisory and service base fees, generally calculated as a percentage, referred to as basis points ("BPs"), of assets under management, are recorded as revenue as the related services are performed; they include brokerage transactions charges received by Sanford C. Bernstein & Co. LLC ("SCB LLC") for certain retail, private client and institutional investment client transactions. Certain investment advisory contracts, including those associated with hedge funds, provide for a performance-based fee, in addition to or in lieu of a base fee which is calculated as either a percentage of absolute investment results or a percentage of the investment results in excess of a stated benchmark over a specified period of time. Performance-based fees are recorded as a component of revenue at the end of each contract's measurement period. Institutional research services revenue consists of brokerage transaction charges received by SCB LLC and Sanford C. Bernstein Limited ("SCBL") for independent research and brokerage-related services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

   Commissions paid to financial intermediaries in connection with the sale of shares of open-end AB sponsored mutual funds sold without a front-end sales charge ("back-end load shares") are capitalized as deferred sales commissions and amortized over periods not exceeding five and one-half years for U.S. fund shares and four years for non-U.S. fund shares, the periods of time during which the deferred sales commissions are generally recovered. These commissions are recovered from distribution services fees received from those funds and from contingent deferred sales commissions ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC cash recoveries are recorded as reductions of unamortized deferred sales commissions when received. Effective January 31, 2009, back-end load shares are no longer offered to new investors by AB's U.S. funds. Management tests the deferred sales commission asset for recoverability quarterly and determined that the balance as of December 31, 2016 was not impaired.

   AB's management determines recoverability by estimating undiscounted future cash flows to be realized from this asset, as compared to its recorded amount, as well as the estimated remaining life of the deferred sales commission asset over which undiscounted future cash flows are expected to be received. Undiscounted future cash flows consist of ongoing distribution services fees and CDSC. Distribution services fees are calculated as a percentage of average assets under management related to back-end load shares. CDSC are based on the lower of cost or current value, at the time of redemption, of back-end load shares redeemed and the point at which redeemed during the applicable minimum holding period under the mutual fund distribution system.

   Significant assumptions utilized to estimate future average assets under management and undiscounted future cash flows from back-end load shares include expected future market levels and redemption rates. Market assumptions are selected using a long-term view of expected average market returns based on historical returns of broad market indices. Future redemption rate assumptions are determined by reference to actual redemption experience over the five-year, three-year and one-year periods and current quarterly periods ended December 31, 2016. These assumptions are updated periodically. Estimates of undiscounted future cash flows and the remaining life of the deferred sales commission asset are made from these assumptions and the aggregate undiscounted cash flows are compared to the recorded value of the deferred sales commission asset. If AB's management determines in the future that the deferred sales commission asset is not recoverable, an impairment condition would exist and a loss would be measured as the amount by which the recorded amount of the asset exceeds its estimated fair value. Estimated fair value is determined using AB's management's best estimate of future cash flows discounted to a present value amount.

   Goodwill and Other Intangible Assets

   Goodwill represents the excess of the purchase price over the fair value of identifiable net assets of acquired companies, and relates principally to the acquisition of SCB Inc., an investment research and management company formerly known as Sanford C. Bernstein Inc. ("Bernstein Acquisition") and the purchase of units of the limited partnership interest in AB ("AB Units"). In accordance with the guidance for Goodwill and Other Intangible Assets, goodwill is tested annually for impairment and at interim periods if events or circumstances indicate an impairment could have occurred.

   Intangible assets related to the Bernstein Acquisition and purchases of AB Units include values assigned to contracts of businesses acquired based on their estimated fair value at the time of acquisition, less accumulated amortization. These intangible assets are generally amortized on a straight-line basis over their estimated useful life of approximately 20 years. All intangible assets are periodically reviewed for impairment as events or changes in circumstances indicate that the carrying value may not be recoverable. If the carrying value exceeds fair value, additional impairment tests are performed to measure the amount of the impairment loss, if any.

   Internal-use Software

   Capitalized internal-use software, included in Other assets in the consolidated balance sheets, is amortized on a straight-line basis over the estimated useful life of the software that ranges between three and five years. If an impairment is determined to have occurred, software capitalization is accelerated for the remaining balance deemed to be impaired.

   Income Taxes

   AXA Financial and certain of its consolidated subsidiaries and affiliates, including the Company, file a consolidated Federal income tax return. The Company provides for Federal and state income taxes currently payable, as well as those deferred due to temporary differences between the financial reporting and tax bases of assets and liabilities. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred tax assets will not be realized.

   Under accounting for uncertainty in income taxes guidance, the Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the consolidated financial statements. Tax positions are then measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement.

   AB is a private partnership for Federal income tax purposes and, accordingly, is not subject to Federal and state corporate income taxes. However, AB is subject to a 4.0% New York City unincorporated business tax ("UBT"). Domestic corporate subsidiaries of AB are subject to Federal, state and local income taxes. Foreign corporate subsidiaries are generally subject to taxes in the foreign jurisdictions where they are located. The Company provides Federal and state income taxes on the undistributed income of non-U.S. corporate subsidiaries except to the extent that such income are permanently invested outside the United States.

   Accounting and Consolidation of VIE's

   For all new investment products and entities developed by the Company (other than Collateralized Debt Obligations ("CDOs")), the Company first determines whether the entity is a VIE, which involves determining an entity's variability and variable interests, identifying the holders of the equity investment at risk and assessing the five characteristics of a VIE. Once an entity has been determined to be a VIE, the Company then identifies the primary beneficiary of the VIE. If the Company is deemed to be the primary beneficiary of the VIE, then the Company consolidates the entity.

   The Company provides seed capital to its investment teams to develop new products and services for their clients. The Company's original seed investment typically represents all or a majority of the equity investment in the new product is temporary in nature. The Company evaluates its seed investments on a quarterly basis and consolidates such investments as required pursuant to U.S. GAAP.

   Management of the Company reviews quarterly its investment management agreements and its investments in, and other financial arrangements with, certain entities that hold client assets under management ("AUM") to determine the entities that the Company is required to consolidate under this guidance. These entities include certain mutual fund products, hedge funds, structured products, group trusts, collective investment trusts and limited partnerships.

   A VIE must be consolidated by its primary beneficiary, which generally is defined as the party that has a controlling financial interest in the VIE. The Company is deemed to have a controlling financial interest in a VIE if it has (i) the power to direct the activities of the VIE that most significantly affect the VIE's economic performance, and (ii) the obligation to absorb losses of the VIE or the right to receive income from the VIE that potentially could be significant to the VIE. For purposes of evaluating
   (ii) above, fees paid to the Company as a decision maker or service provider are excluded if the fees are compensation for services provided commensurate with the level of effort required to be performed and the arrangement includes only customary terms, conditions or amounts present in arrangements for similar services negotiated at arm's length.

   If the Company has a variable interest in an entity that is determined not to be a VIE, the entity then is evaluated for consolidation under the voting interest entity ("VOE") model. For limited partnerships and similar entities, the Company is deemed to have a controlling financial interest in a VOE, and would be required to consolidate the entity, if the Company owns a majority of the entity's kick-out rights through voting limited partnership interests and other limited partners do not hold substantive participating rights (or other rights that would indicate that the Company does not control the entity). For entities other than limited partnerships, the Company is deemed to have a controlling financial interest in a VOE if it owns a majority voting interest in the entity.

   The analysis performed to identify variable interests held, determine whether entities are VIEs or VOEs, and evaluate whether the Company has a controlling financial interest in such entities requires the exercise of judgment and is updated on a continuous basis as circumstances change or new entities are developed. The primary beneficiary evaluation generally is performed qualitatively based on all facts and circumstances, including consideration of economic interests in the VIE held directly and indirectly through related parties and entities under common control, as well as quantitatively, as appropriate.

   At December 31, 2016, the Insurance segment's General Account held approximately $1,209 million of investment assets in the form of equity interests issued by non-corporate legal entities determined under the new guidance to be VIEs, such as limited partnerships and limited liability companies, including hedge funds, private equity funds, and real estate-related funds. As an equity investor, the Insurance segment is considered to have a variable interest in each of these VIEs as a result of its participation in the risks and/or rewards these funds were designed to create by their defined portfolio objectives and strategies. Primarily through qualitative assessment, including consideration of related party interests and/or other financial arrangements, if any, the Insurance segment was not identified as primary beneficiary of any of these VIEs, largely due to its inability to direct the activities that most significantly impact their economic performance. Consequently, the Company continues to reflect these equity interests in the consolidated balance sheet as Other equity investments and to apply the equity method of accounting for these positions. The net assets of these non-consolidated VIEs are approximately $157,986 million. The Company's maximum exposure to loss from its direct involvement with these VIEs is the carrying value of its investment of $1,209 million and approximately $697 million of unfunded commitments at December 31, 2016. The Company has no further economic interest in these VIEs in the form of guarantees, derivatives, credit enhancements or similar instruments and obligations.

   As a result of adopting the new guidance, the Company identified for consolidation under the VIE model three investment funds sponsored by AB. In addition, the Company identified as a VIE an AB private equity fund previously consolidated at December 31, 2015 under the VOE model. The assets of these consolidated VIEs are presented within other invested assets and cash and cash equivalents and liabilities of these consolidated VIEs are presented within other liabilities on the face of the Company's consolidated balance sheet at December 31, 2016; ownership interests not held by the Company relating to these consolidated VIEs are presented either as redeemable or non-redeemable non-controlling interest, as appropriate.

   In 2016, subsequent to the initial adoption of the VIEs guidance, AB consolidated six additional investment funds that were classified as VIEs in which AB obtained a controlling financial interest due to its investment in those funds and deconsolidated a VIE of which AB no longer was the primary beneficiary due to the redemption of its seed money from the fund. At the time of adoption of the new consolidation guidance, AXA financial consolidated total assets of $265 million, total liabilities of $14 million and redeemable non-controlling interest of $251 million in the consolidated balance sheet. As of December 31, 2016 AXA financial consolidated
   $933 million of assets, liabilities of $293 million and redeemable non-controlling interest of $392 million associated with the consolidation of VIEs.

   As of December 31, 2016, the net assets of investment products sponsored by AB that are non-consolidated VIEs are approximately $43,700 million and the Company's maximum exposure to loss from its direct involvement with these VIEs is its investment of $13 million at December 31, 2016. The Company has no further commitments to or economic interest in these VIEs.

   Assumption Updates and Model Changes

   In 2016, the Company made several assumption updates and model changes including the following (1) updated the premium funding assumption used in setting variable life policyholder benefit reserves; (2) made changes in the model used in calculating premium loads, which increased interest sensitive life policyholder benefit reserves; (3) updated its mortality assumption for certain VISL products as a result of favorable mortality experience for some of its older products and unfavorable mortality experience on some of its newer products and (4) updated the General Account spread and yield assumptions for certain VISL products to reflect lower expected investment yields.

   The net impact of these model changes and assumption updates in 2016 decreased policyholders' benefits by $135 million, increased the amortization of DAC by $417 million, increased Policy charges and fee income by $35 million, decreased Income from operations before income taxes by $247 million and decreased Net income by approximately $161 million.

   In 2015 the Company announced it would raise cost of insurance ("COI") rates for certain UL policies issued between 2004 and 2007, which have both issue ages 70 and above and a current face value amount of $1 million and above, effective in 2016. The Company raised the COI rates for these policies as management expects future mortality and investment experience to be less favorable than what was anticipated when the original schedule of COI rates was established. This COI rate increase was larger than the increase that previously had been anticipated in management's reserve assumptions. As a result, management updated the assumption to reflect the actual COI rate increase, resulting in a $71 million and $46 million increase in Income from operations before income taxes and Net income, respectively, in 2015.

   In 2015, expectations of long-term lapse and partial withdrawal rates for variable annuities with GMDB and GMIB guarantees were lowered based on emerging experience. This update increased expected future claim costs and the fair value of the GMIB reinsurance contract asset. Also in 2015, expectations of GMIB election rates were lowered for certain ages based on emerging experience. This decreased the expected future GMIB claim cost and the fair value of the GMIB reinsurance contract asset, while increasing the expected future GMDB claim cost. The impact of these assumption updates in 2015 were a net decrease in the fair value of the GMIB reinsurance contract asset of $746 million, and increase in the fair value of the GMIBNLG liability of $786 million, a decrease in the GMDB/GMIB reserves of $864 million and a decrease in the amortization of DAC of $32 million. In 2015, this assumption update decreased Income from operations before income taxes and Net income by approximately $636 million and $413 million, respectively.

   In 2015, based upon management's then current expectations of interest rates and future fund growth, the Company updated its reversion to the mean ("RTM") assumption used to calculate GMDB/GMIB and VISL reserves and amortization DAC from 9.0% to 7.0%. The impact of this assumption update in 2015 was an increase in GMIB/GMDB reserves of $570 million, an increase in VISL reserves of $29 million and decrease in amortization of DAC of $73 million. In 2015, this assumption update decreased Income from operations before income taxes and Net income by approximately $527 million and $342 million, respectively.

   In 2015, expectations of long-term lapse rates for certain Accumulator(R) products at certain durations and moneyness levels were lowered based on emerging experience. This update increased expected future claim costs and the fair value of the GMIB reinsurance contract asset. The impact of this assumption update in 2015 was an increase in the fair value of the GMIB reinsurance contract asset of $216 million, an increase in the fair value of the GMIBNLG liability of $101 million, an increase in the GMIB reserves of $53 million and a decrease in the amortization of DAC of $12 million. In 2015, this assumption update increased Income from operations before income taxes and Net income by approximately $74 million and $48 million, respectively.

   In 2015, the Company launched a lump sum payment option to certain contract holders with GMIB and GWBL benefits at the time their AAV falls to zero. As a result, the Company updated its future reserve assumptions to incorporate the expectation that some policyholders will utilize this option. The impact of this assumption update in 2015 resulted in a decrease in the fair value of the GMIB reinsurance contract asset of $263 million, a decrease in the fair value of the GMIBNLG liability of $320 million and a decrease in the GMIB reserves of $47 million. In 2015, this assumption update increased Income from operations before income taxes and Net income by approximately $103 million and $67 million, respectively.

   In 2014, the Company updated its assumptions of future GMIB costs as a result of lower expected short term lapses for those policyholders who did not accept the GMIB buyout offer that expired in third quarter 2014. The impacts of this refinement in 2014 resulted in an increase in the fair value of the GMIB reinsurance asset of $62 million, an increase in the fair value of the GMIBNLG liability of $33 million and an increase in the GMIB reserves of $15 million. In 2014, this assumption update increased Income from operations before income taxes and Net income by approximately $13 million and $9 million, respectively.

   In addition, in 2014, the Company made a change in the fair value calculation of the GMIB reinsurance contract asset and GWBL, GIB and guaranteed minimum accumulation benefit ("GMAB") liabilities, utilizing scenarios that explicitly reflect risk free bond and equity components separately (previously aggregated and including counterparty risk premium embedded in swap rates) and stochastic interest rates for projecting and discounting cash flows (previously a single yield curve). The net impacts of these changes in 2014 were a

   $510 million increase to the GMIB reinsurance contract asset and a $37 million increase in the GWBL, GIB and GMAB liability which are reported in the Company's consolidated statements of Income (Loss) in Net derivative gains (losses). In 2014, these changes increased Income from operations before income taxes and Net income by approximately $473 million and $307 million, respectively.

   Revision of Prior Period Financial Statements

   In 2017, management identified errors in its previous financial statements. These errors primarily related to errors in the calculation of policyholders' benefit reserves for one of the Company's variable annuity products with indexed-linked features and the calculation of DAC amortization for certain variable and interest sensitive life products. Management evaluated the impact of these errors both individually and in the aggregate and concluded they were not material to any previously reported annual and quarterly financial statements. In order to improve the consistency and comparability of the financial statements, management has voluntarily revised the consolidated balance sheet as of December 31, 2016 and 2015 and the related consolidated statements of income (loss), comprehensive income (loss), shareholders' equity and of cash flows for the years ended December 31, 2016, 2015 and 2014 to include the revisions discussed above and all previously recorded out-of-period adjustments in each of the applicable periods for comparability purposes. The impacts of these revisions to each of the previously reported consolidated statements are disclosed below. This information has been corrected from the information previously presented in the third quarter 2017 Form 10-Q (the "Q3 2017 Form 10-Q").

                                              AS PREVIOUSLY REPORTED IMPACT OF REVISIONS/(1)/      AS REVISED
                                              ---------------------  ------------------------ ---------------------
                                                  DECEMBER 31,          DECEMBER 31,              DECEMBER 31,
                                              ---------------------  -----------------------  ---------------------
                                                 2016        2015     2016         2015          2016       2015
                                              ----------  ---------- ------       -----       ---------- ----------
                                                                    (IN MILLIONS)
ASSETS:
  Real estate held for production of income.. $       45  $       -- $   11       $  --       $       56 $       --
  Other equity investments...................      1,363       1,477    (40)        (81)           1,323      1,396
  Trading securities, at fair value..........      9,134       6,805     --          81            9,134      6,886
  Other invested assets......................      2,186       1,788     40          --            2,226      1,788
                                                                          ------       -----
  Total investments..........................     58,416      52,527     11          --           58,427     52,527
  DAC........................................      4,301       4,469      6         105            4,307      4,574
  Amounts due from reinsurers................      4,635       4,466     19          37            4,654      4,503
  Guaranteed minimum income
   benefit reinsurance asset, at fair value..     10,309      10,570      7          15           10,316     10,585
  Other assets...............................      4,260       4,634     --          13            4,260      4,647
                                                                          ------       -----
   Total Assets.............................. $  203,764  $  194,626 $   43       $ 170       $  203,807 $  194,796
                                                                          ------       -----
LIABILITIES:
  Policyholders' account balances............ $   38,782  $   33,033 $   43       $(138)      $   38,825 $   32,895
  Future policyholders' benefits and other
   policyholders' liabilities................     25,358      24,531    145         355           25,503     24,886
  Current and deferred taxes.................      3,816       4,647    (52)         40            3,764      4,687
  Other liabilities..........................      2,108       2,586     --         (52)           2,108      2,534
                                                                          ------       -----
   Total Liabilities.........................    186,945     177,018    136         205          187,081    177,223
                                                                          ------       -----
EQUITY:
  Retained Earnings..........................      7,983       8,958   (104)        (11)           7,879      8,947
  Accumulated other comprehensive income
   (loss)....................................          7         228     --           3                7        231
  AXA Equitable Equity.......................     13,331      14,509   (104)         (8)          13,227     14,501
  Noncontrolling interest....................      3,085       3,086     11         (27)           3,096      3,059
  Equity.....................................     16,416      17,595    (93)        (35)          16,323     17,560
                                                                          ------       -----
   Total Liabilities and Equity.............. $  203,764  $  194,626 $   43       $ 170       $  203,807 $  194,796
                                                                          ======       =====

  /(1)/In the Q3 2017 Form 10-Q the Company reported revisions to errors which were determined to be immaterial and presented information reflecting the impact of a change in accounting principle. This was presented in
       Note 2 to the financial statements of the Q3 2017 Form 10-Q. The Company is now filing the Form 8-K to which this Exhibit 99.1 is attached to reflect the change in accounting principle as well as to correct errors in the previously issued financial statements. Subsequent to the filing of the Q3 2017 Form 10-Q, the Company identified certain additional errors that were not material to the previously disclosed financial information that impact the pre-change in accounting principle financial information that is being revised, as well as errors related to the impact of the change in accounting principle, and thus these figures differ from what was reported in the Q3 2017 Form 10-Q.

                                                    AS PREVIOUSLY REPORTED        IMPACT OF REVISIONS/(1)/
                                                ------------------------------  ---------------------------
                                                    YEAR ENDED DECEMBER 31,       YEAR ENDED DECEMBER 31,
                                                ------------------------------  ---------------------------
                                                   2016      2015       2014      2016     2015      2014
                                                ---------  --------  ---------  -------  --------  --------
                                                                                       (IN MILLIONS)
STATEMENTS OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income............... $   3,423  $  3,208  $   3,115  $   194  $    323  $    242
   Premiums....................................       880       854        874      (26)      (26)      (27)
   Net derivative gains (losses)...............    (1,280)     (208)     5,409       43      (140)      (65)
                                                                                -------  --------  --------
       Total revenues..........................     9,148     9,833     15,480      211       157       150
                                                                                -------  --------  --------
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits.....................     2,913     2,743      3,579      174       126       453
   Interest credited to Policyholder's
     Account Balances..........................       978     1,048      1,155      101       (75)     (126)
   Amortization of deferred policy
     acquisition costs, net....................       162      (331)      (413)      97        17        29
   Other operating costs and expenses..........     1,458     1,415      1,692       --        82       (24)
                                                                                -------  --------  --------
       Total benefits and other deductions.....     8,717     8,183      9,365      372       150       332
                                                                                -------  --------  --------
  Income (loss) from operations, before
   income taxes................................       431     1,650      6,115     (161)        7      (182)
  Income tax (expense) benefit.................       113      (186)    (1,695)      95        (7)       58
  Net income (loss)............................       544     1,464      4,420      (66)       --      (124)
  Less: net (income) loss attributable to
   the noncontrolling interest.................      (469)     (403)      (387)     (27)        5         5
                                                                                -------  --------  --------
  Net income (loss) attributable to AXA
   Equitable................................... $      75  $  1,061  $   4,033  $   (93) $      5  $   (119)
                                                                                =======  ========  ========
STATEMENTS OF COMPREHENSIVE INCOME (LOSS):
Net income (loss).............................. $     544  $  1,464  $   4,420  $   (66) $     --  $   (124)
Change in unrealized gains (losses), net of
  reclassification adjustment..................      (217)     (881)       969       (3)        3        --
  Total other comprehensive income (loss),
   net of income taxes.........................      (238)     (910)       925       (3)        3        --
Comprehensive income (loss)....................       306       554      5,345      (69)        3      (124)
Less: Comprehensive (income) loss
  attributable to noncontrolling interest......      (452)     (388)      (358)     (27)        5         5
                                                                                -------  --------  --------
  Comprehensive income (loss) attributable
   to AXA Equitable............................ $    (146) $    166  $   4,987  $   (96) $      8  $   (119)
                                                                                =======  ========  ========

                                                          AS REVISED
                                                ------------------------------
                                                    YEAR ENDED DECEMBER 31,
                                                ------------------------------
                                                   2016      2015       2014
                                                ---------  --------  ---------

STATEMENTS OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income............... $   3,617  $  3,531  $   3,357
   Premiums....................................       854       828        847
   Net derivative gains (losses)...............    (1,237)     (348)     5,344

       Total revenues..........................     9,359     9,990     15,630

  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits.....................     3,087     2,869      4,032
   Interest credited to Policyholder's
     Account Balances..........................     1,079       973      1,029
   Amortization of deferred policy
     acquisition costs, net....................       259      (314)      (384)
   Other operating costs and expenses..........     1,458     1,497      1,668

       Total benefits and other deductions.....     9,089     8,333      9,697

  Income (loss) from operations, before
   income taxes................................       270     1,657      5,933
  Income tax (expense) benefit.................       208      (193)    (1,637)
  Net income (loss)............................       478     1,464      4,296
  Less: net (income) loss attributable to
   the noncontrolling interest.................      (496)     (398)      (382)

  Net income (loss) attributable to AXA
   Equitable................................... $     (18) $  1,066  $   3,914

STATEMENTS OF COMPREHENSIVE INCOME (LOSS):
Net income (loss).............................. $     478  $  1,464  $   4,296
Change in unrealized gains (losses), net of
  reclassification adjustment..................      (220)     (878)       969
  Total other comprehensive income (loss),
   net of income taxes.........................      (241)     (907)       925
Comprehensive income (loss)....................       237       557      5,221
Less: Comprehensive (income) loss
  attributable to noncontrolling interest......      (479)     (383)      (353)

  Comprehensive income (loss) attributable
   to AXA Equitable............................ $    (242) $    174  $   4,868


  /(1)/In the Q3 2017 Form 10-Q the Company reported revisions to errors which were determined to be immaterial and presented information reflecting the impact of a change in accounting principle. This was presented in
       Note 2 to the financial statements of the Q3 2017 Form 10-Q. The Company is now filing the Form 8-K to which this Exhibit 99.1 is attached to reflect the change in accounting principle as well as to correct errors in the previously issued financial statements. Subsequent to the filing of the Q3 2017 Form 10-Q, the Company identified certain additional errors that were not material to the previously disclosed financial information that impact the pre-change in accounting principle financial information that is being revised, as well as errors related to the impact of the change in accounting principle, and thus these figures differ from what was reported in the Q3 2017 Form 10-Q.

                                                    AS PREVIOUSLY REPORTED        IMPACT OF REVISIONS/(1)/
                                               -------------------------------  ---------------------------
                                                   YEAR ENDED DECEMBER 31,        YEAR ENDED DECEMBER 31,
                                               -------------------------------  ---------------------------
                                                  2016       2015       2014      2016      2015      2014
                                               ---------  ---------  ---------  --------  --------  -------
                                                                                       (IN MILLIONS)
STATEMENTS OF EQUITY:
  Capital in excess of par value, beginning
   of year.................................... $   5,321  $   5,957  $   5,934  $     --  $     --  $   (26)
  Deferred tax on dividend of AB Units........        --        (35)       (26)       --        --       26
                                                                                --------  --------  -------
  Capital in excess of par value, end of year.     5,339      5,321      5,957        --        --       --
  Retained earnings, beginning of year........ $   8,958  $   8,809  $   5,205  $    (11) $    (16) $    55
  Stockholder dividends.......................    (1,050)      (912)      (429)       --        --       48
  Net income (loss)...........................        75      1,061      4,033       (93)        5     (119)
                                                                                --------  --------  -------
  Retained earnings, end of period............     7,983      8,958      8,809      (104)      (11)     (16)
                                                                                --------  --------  -------
  Accumulated other comprehensive income
   (loss), beginning of year..................       228        351       (603)        3        --       --
  Other comprehensive income (loss)...........      (221)      (895)       954        (3)        3       --
                                                                                --------  --------  -------
  Accumulated other comprehensive income
   (loss), end of year........................         7        228        351        --         3       --
                                                                                --------  --------  -------
   Total AXA Equitable's equity, end of
     period...................................    13,331     14,509     15,119      (104)       (8)     (16)
                                                                                --------  --------  -------
  Noncontrolling interest, beginning of year..     3,086      2,989      2,903       (27)      (22)      31
  Net income (loss) attributable to
   noncontrolling interest....................       464        403        387        27        (5)      (5)
  Dividend of AB Units by AXA Equitable to
   AXA Financial..............................        --        145         48        --        --      (48)
  Other changes in noncontrolling interest....       104        132        143        11        --       --
                                                                                --------  --------  -------
  Noncontrolling interest, end of year........     3,085      3,086      2,989        11       (27)     (22)
                                                                                --------  --------  -------
   TOTAL EQUITY, END OF PERIOD................ $  16,416  $  17,595  $  18,108  $    (93) $    (35) $   (38)
                                                                                ========  ========  =======
STATEMENTS OF CASH FLOWS:
  CASH FLOW FROM OPERATING ACTIVITIES:
   Net income (loss).......................... $     544  $   1,464  $   4,420  $    (66) $     --  $  (124)
   Policy charges and fee income..............    (3,423)    (3,208)    (3,115)     (194)     (323)    (242)
   Interest credited to policyholders'
     account balances.........................       978      1,048      1,155       101       (75)    (126)
   Net derivative (gains) loss................     1,280        208     (5,409)      (43)      140       65
   Amortization of deferred cost of
     reinsurance asset........................       159         39        302        --        82      (10)

                                                          AS REVISED
                                               -------------------------------
                                                   YEAR ENDED DECEMBER 31,
                                               -------------------------------
                                                  2016       2015       2014
                                               ---------  ---------  ---------

STATEMENTS OF EQUITY:
  Capital in excess of par value, beginning
   of year.................................... $   5,321  $   5,957  $   5,908
  Deferred tax on dividend of AB Units........        --        (35)        --

  Capital in excess of par value, end of year.     5,339      5,321      5,957
  Retained earnings, beginning of year........ $   8,947  $   8,793  $   5,260
  Stockholder dividends.......................    (1,050)      (912)      (381)
  Net income (loss)...........................       (18)     1,066      3,914

  Retained earnings, end of period............     7,879      8,947      8,793

  Accumulated other comprehensive income
   (loss), beginning of year..................       231        351       (603)
  Other comprehensive income (loss)...........      (224)      (892)       954

  Accumulated other comprehensive income
   (loss), end of year........................         7        231        351

   Total AXA Equitable's equity, end of
     period...................................    13,227     14,501     15,103

  Noncontrolling interest, beginning of year..     3,059      2,967      2,934
  Net income (loss) attributable to
   noncontrolling interest....................       491        398        382
  Dividend of AB Units by AXA Equitable to
   AXA Financial..............................        --        145         --
  Other changes in noncontrolling interest....       115        132        143

  Noncontrolling interest, end of year........     3,096      3,059      2,967

   TOTAL EQUITY, END OF PERIOD................ $  16,323  $  17,560  $  18,070

STATEMENTS OF CASH FLOWS:
  CASH FLOW FROM OPERATING ACTIVITIES:
   Net income (loss).......................... $     478  $   1,464  $   4,296
   Policy charges and fee income..............    (3,617)    (3,531)    (3,357)
   Interest credited to policyholders'
     account balances.........................     1,079        973      1,029
   Net derivative (gains) loss................     1,237        348     (5,344)
   Amortization of deferred cost of
     reinsurance asset........................       159        121        292

  /(1)/In the Q3 2017 Form 10-Q the Company reported revisions to errors which were determined to be immaterial and presented information reflecting the impact of a change in accounting principle. This was presented in
       Note 2 to the financial statements of the Q3 2017 Form 10-Q. The Company is now filing the Form 8-K to which this Exhibit 99.1 is attached to reflect the change in accounting principle as well as to correct errors in the previously issued financial statements. Subsequent to the filing of the Q3 2017 Form 10-Q, the Company identified certain additional errors that were not material to the previously disclosed financial information that impact the pre-change in accounting principle financial information that is being revised, as well as errors related to the impact of the change in accounting principle, and thus these figures differ from what was reported in the Q3 2017 Form 10-Q.

                                                  AS PREVIOUSLY REPORTED      IMPACT OF REVISIONS/(1)/
                                               ----------------------------  -------------------------
                                                  YEAR ENDED DECEMBER 31,     YEAR ENDED DECEMBER 31,
                                               ----------------------------  -------------------------
                                                 2016      2015      2014      2016     2015     2014
                                               --------  --------  --------  -------  -------  -------
                                                                                   (IN MILLIONS)
   Changes in:
   Future policy benefits..................... $    803  $    878  $  1,518  $   (30) $   165  $   292
   Deferred Policy Acquisition costs..........      162      (331)     (413)      97       17       29
   Reinsurance recoverable....................     (534)     (916)     (488)     230      (13)     174
   Current and deferred income taxes..........     (771)      258     1,448      (95)       7      (58)
   Other......................................       31       111       (98)      --      (80)      39
                                                                             -------  -------  -------
  Net cash provided by (used in) operating
   activities................................. $   (461) $   (244) $   (639) $    --  $   (80) $    39
                                                                             =======  =======  =======

  CASH FLOWS FROM FINANCING ACTIVITIES:
   Policyholders' accounts balance deposits... $  9,342  $  5,757  $  6,011  $   404  $    --  $    --
   Policyholders' accounts balance transfer
     (to) from Separate Accounts..............    1,606     1,045       815     (404)      --       --
   (Decrease) increase in overdrafts payable..      (85)       --        --       --       80      (39)
                                                                             -------  -------  -------
  Net cash provided by (used in) financing
   activities................................. $  5,751  $  3,034  $  3,843  $    --  $    80  $   (39)
                                                                             =======  =======  =======

                                                        AS REVISED
                                               ----------------------------
                                                  YEAR ENDED DECEMBER 31,
                                               ----------------------------
                                                 2016      2015      2014
                                               --------  --------  --------

   Changes in:
   Future policy benefits..................... $    773  $  1,043  $  1,810
   Deferred Policy Acquisition costs..........      259      (314)     (384)
   Reinsurance recoverable....................     (304)     (929)     (314)
   Current and deferred income taxes..........     (866)      265     1,390
   Other......................................       31        31       (59)

  Net cash provided by (used in) operating
   activities................................. $   (461) $   (324) $   (600)


  CASH FLOWS FROM FINANCING ACTIVITIES:
   Policyholders' accounts balance deposits... $  9,746  $  5,757  $  6,011
   Policyholders' accounts balance transfer
     (to) from Separate Accounts..............    1,202     1,045       815
   (Decrease) increase in overdrafts payable..      (85)       80       (39)

  Net cash provided by (used in) financing
   activities................................. $  5,751  $  3,114  $  3,804


  /(1)/In the Q3 2017 Form 10-Q the Company reported revisions to errors which were determined to be immaterial and presented information reflecting the impact of a change in accounting principle. This was presented in
       Note 2 to the financial statements of the Q3 2017 Form 10-Q. The Company is now filing the Form 8-K to which this Exhibit 99.1 is attached to reflect the change in accounting principle as well as to correct errors in the previously issued financial statements. Subsequent to the filing of the Q3 2017 Form 10-Q, the Company identified certain additional errors that were not material to the previously disclosed financial information that impact the pre-change in accounting principle financial information that is being revised, as well as errors related to the impact of the change in accounting principle, and thus these figures differ from what was reported in the Q3 2017 Form 10-Q.

   The following table presents the effects of the accounting change to the Company's previously reported consolidated balance sheet as of December 31, 2016 and 2015 and the related consolidated statements of income (loss), comprehensive income (loss), shareholders' equity and of cash flows for the years ended December 31, 2016, 2015 and 2014. This information has been corrected from the information previously presented in the third quarter 2017 Form 10-Q (the "Q3 2017 Form 10-Q").

                                              AS PREVIOUSLY REPORTED IMPACT OF ACCOUNTING
                                              AND ADJUSTED HEREIN       CHANGE/(1)/          AS REVISED
                                              ---------------------- -------------------  -----------------
                                                DECEMBER 31,           DECEMBER 31,         DECEMBER 31,
                                              ---------------------- -------------------  -----------------
                                                2016        2015       2016       2015      2016     2015
                                              --------    --------   -------    -------   -------- --------
                                                                  (IN MILLIONS)
ASSETS:
  DAC........................................ $  4,307    $  4,574   $   545    $   565   $  4,852 $  5,139
                                                                       -------   -------
   Total Assets.............................. $203,807    $194,796   $   545    $   565   $204,352 $195,361
                                                                       -------   -------
LIABILITIES:
  Future policyholders' benefits and other
   policyholders' liabilities................   25,503      24,886     3,436      3,588     28,939   28,474
  Current and deferred taxes.................    3,764       4,687    (1,013)    (1,058)     2,751    3,629
                                                                       -------   -------
   Total Liabilities.........................  187,081     177,223     2,423      2,530    189,504  179,753
                                                                       -------   -------

  /(1)/In the Q3 2017 Form 10-Q the Company reported revisions to errors which were determined to be immaterial and presented information reflecting the impact of a change in accounting principle. This was presented in
       Note 2 to the financial statements of the Q3 2017 Form 10-Q. The Company is now filing the Form 8-K to which this Exhibit 99.1 is attached to reflect the change in accounting principle as well as to correct errors in the previously issued financial statements. Subsequent to the filing of the Q3 2017 Form 10-Q, the Company identified certain additional errors that were not material to the previously disclosed financial information that impact the pre-change in accounting principle financial information that is being revised, as well as errors related to the impact of the change in accounting principle, and thus these figures differ from what was reported in the Q3 2017 Form 10-Q.

                                               AS PREVIOUSLY REPORTED IMPACT OF ACCOUNTING
                                                AND ADJUSTED HEREIN       CHANGE/(1)/           AS REVISED
                                               ---------------------  ------------------   ---------------------
                                                   DECEMBER 31,          DECEMBER 31,          DECEMBER 31,
                                               ---------------------  ------------------   ---------------------
                                                  2016        2015       2016       2015      2016       2015
                                               ----------  ---------- ---------   -------  ---------- ----------
                                                                        (IN MILLIONS)
  EQUITY:
   Retained Earnings.......................... $    7,879  $    8,947 $  (1,874)  $(1,949) $    6,005 $    6,998
   Accumulated other comprehensive income
     (loss)...................................          7         231        (4)      (16)          3        215
     AXA Equitable Equity.....................     13,227      14,501    (1,878)   (1,965)     11,349     12,536
       Equity.................................     16,323      17,560    (1,878)   (1,965)     14,445     15,595
                                                                      ---------   -------
Total Liabilities and Equity.................. $  203,807  $  194,796 $     545   $   565  $  204,352 $  195,361
                                                                      =========   =======

  /(1)/In the Q3 2017 Form 10-Q the Company reported revisions to errors which were determined to be immaterial and presented information reflecting the impact of a change in accounting principle. This was presented in
       Note 2 to the financial statements of the Q3 2017 Form 10-Q. The Company is now filing the Form 8-K to which this Exhibit 99.1 is attached to reflect the change in accounting principle as well as to correct errors in the previously issued financial statements. Subsequent to the filing of the Q3 2017 Form 10-Q, the Company identified certain additional errors that were not material to the previously disclosed financial information that impact the pre-change in accounting principle financial information that is being revised, as well as errors related to the impact of the change in accounting principle, and thus these figures differ from what was reported in the Q3 2017 Form 10-Q.

                                                    AS PREVIOUSLY REPORTED         IMPACT OF ACCOUNTING
                                                     AND ADJUSTED HEREIN               CHANGE/(1)/
                                                -----------------------------  ---------------------------
                                                   YEAR ENDED DECEMBER 31,       YEAR ENDED DECEMBER 31,
                                                -----------------------------  ---------------------------
                                                   2016      2015      2014      2016     2015      2014
                                                ---------  --------  --------  -------  -------  ---------
                                                                                       (IN MILLIONS)
STATEMENTS OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income............... $   3,617  $  3,531  $  3,357  $  (273) $  (240) $    (207)
   Net derivative gains (losses)...............    (1,237)     (348)    5,344       74     (727)    (1,789)
                                                                               -------  -------  ---------
       Total revenues..........................     9,359     9,990    15,630     (199)    (967)    (1,996)
                                                                               -------  -------  ---------
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits.....................     3,087     2,869     4,032     (342)    (412)      (324)
   Amortization of deferred policy
     acquisition costs.........................       259      (314)     (384)      28       60         34
                                                                               -------  -------  ---------
       Total benefits and other deductions.....     9,089     8,333     9,697     (314)    (352)      (290)
                                                                               -------  -------  ---------
  Income (loss) from operations, before
   income taxes................................       270     1,657     5,933      115     (615)    (1,706)
  Income tax (expense) benefit.................       208      (193)   (1,637)     (40)     216        597
                                                                               -------  -------  ---------
  Net income (loss)............................       478     1,464     4,296       75     (399)    (1,109)
                                                                               -------  -------  ---------
  Net income (loss) attributable to AXA
   Equitable................................... $     (18) $  1,066  $  3,914  $    75  $  (399) $  (1,109)
                                                                               =======  =======  =========
STATEMENTS OF COMPREHENSIVE INCOME (LOSS):
  Net income (loss)............................ $     478  $  1,464  $  4,296  $    75  $  (399) $  (1,109)
  Change in unrealized gains (losses), net
   of reclassification adjustment..............      (220)     (878)      969       12       50        (57)
   Total other comprehensive income (loss),
     net of income taxes.......................      (241)     (907)      925       12       50        (57)
  Comprehensive income (loss)..................       237       557     5,221       87     (349)    (1,166)
                                                                               -------  -------  ---------
   Comprehensive income (loss) attributable
     to AXA Equitable.......................... $    (242) $    174  $  4,868  $    87  $  (349) $  (1,166)
                                                                               =======  =======  =========

                                                           AS REVISED
                                                -------------------------------
                                                    YEAR ENDED DECEMBER 31,
                                                -------------------------------
                                                   2016       2015       2014
                                                ---------  ---------  ---------

STATEMENTS OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income............... $   3,344  $   3,291  $   3,150
   Net derivative gains (losses)...............    (1,163)    (1,075)     3,555

       Total revenues..........................     9,160      9,023     13,634

  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits.....................     2,745      2,457      3,708
   Amortization of deferred policy
     acquisition costs.........................       287       (254)      (350)

       Total benefits and other deductions.....     8,775      7,981      9,407

  Income (loss) from operations, before
   income taxes................................       385      1,042      4,227
  Income tax (expense) benefit.................       168         23     (1,040)

  Net income (loss)............................       553      1,065      3,187

  Net income (loss) attributable to AXA
   Equitable................................... $      57  $     667  $   2,805

STATEMENTS OF COMPREHENSIVE INCOME (LOSS):
  Net income (loss)............................ $     553  $   1,065  $   3,187
  Change in unrealized gains (losses), net
   of reclassification adjustment..............      (208)      (828)       912
   Total other comprehensive income (loss),
     net of income taxes.......................      (229)      (857)       868
  Comprehensive income (loss)..................       324        208      4,055

   Comprehensive income (loss) attributable
     to AXA Equitable.......................... $    (155) $    (175) $   3,702


  /(1)/In the Q3 2017 Form 10-Q the Company reported revisions to errors which were determined to be immaterial and presented information reflecting the impact of a change in accounting principle. This was presented in
       Note 2 to the financial statements of the Q3 2017 Form 10-Q. The Company is now filing the Form 8-K to which this Exhibit 99.1 is attached to reflect the change in accounting principle as well as to correct errors in the previously issued financial statements. Subsequent to the filing of the Q3 2017 Form 10-Q, the Company identified certain additional errors that were not material to the previously disclosed financial information that impact the pre-change in accounting principle financial information that is being revised, as well as errors related to the impact of the change in accounting principle, and thus these figures differ from what was reported in the Q3 2017 Form 10-Q.

                                                    AS PREVIOUSLY REPORTED            IMPACT OF ACCOUNTING
                                                     AND ADJUSTED HEREIN                  CHANGE/(1)/
                                               -------------------------------  -------------------------------
                                                   YEAR ENDED DECEMBER 31,          YEAR ENDED DECEMBER 31,
                                               -------------------------------  -------------------------------
                                                  2016       2015       2014       2016       2015       2014
                                               ---------  ---------  ---------  ---------  ---------  ---------
                                                                                         (IN MILLIONS)
STATEMENTS OF EQUITY:
  Retained earnings, beginning of year........ $   8,947  $   8,793  $   5,260  $  (1,949) $  (1,550) $    (441)
  Stockholder dividends.......................    (1,050)      (912)      (381)        --         --         --
  Net income (loss)...........................       (18)     1,066      3,914         75       (399)    (1,109)
                                                                                ---------  ---------  ---------
  Retained earnings, end of period............     7,879      8,947      8,793     (1,874)    (1,949)    (1,550)
                                                                                ---------  ---------  ---------
  Accumulated other comprehensive income
   (loss), beginning of year..................       231        351       (603)       (16)       (66)        (9)
  Other comprehensive income (loss)...........      (224)      (892)       954         12         50        (57)
                                                                                ---------  ---------  ---------
  Accumulated other comprehensive income
   (loss), end of year........................         7        231        351         (4)       (16)       (66)
                                                                                ---------  ---------  ---------
   Total AXA Equitable's equity, end of
     period...................................    13,227     14,501     15,103     (1,878)    (1,965)    (1,616)
                                                                                ---------  ---------  ---------
     TOTAL EQUITY, END OF PERIOD.............. $  16,323  $  17,560  $  18,070  $  (1,878) $  (1,965) $  (1,616)
                                                                                =========  =========  =========
STATEMENTS OF CASH FLOWS:
  CASH FLOW FROM OPERATING ACTIVITIES:
   Net income (loss).......................... $     478  $   1,464  $   4,296  $      75  $    (399) $  (1,109)
   Policy charges and fee income..............    (3,617)    (3,531)    (3,357)       273        240        207
   Net derivative (gains) loss................     1,237        348     (5,344)       (74)       727      1,789
   Changes in:
   Future policy benefits.....................       773      1,043      1,810       (342)      (412)      (324)
   Deferred Policy Acquisition costs..........       259       (314)      (384)        28         60         34
   Current and deferred income taxes..........      (866)       265      1,390         40       (216)      (597)
                                                                                ---------  ---------  ---------
  Net cash provided by (used in) operating
   activities................................. $    (461) $    (324) $    (600) $      --  $      --  $      --
                                                                                =========  =========  =========

                                                          AS REVISED
                                               -------------------------------
                                                   YEAR ENDED DECEMBER 31,
                                               -------------------------------
                                                  2016       2015       2014
                                               ---------  ---------  ---------

STATEMENTS OF EQUITY:
  Retained earnings, beginning of year........ $   6,998  $   7,243  $   4,819
  Stockholder dividends.......................    (1,050)      (912)      (381)
  Net income (loss)...........................        57        667      2,805

  Retained earnings, end of period............     6,005      6,998      7,243

  Accumulated other comprehensive income
   (loss), beginning of year..................       215        285       (612)
  Other comprehensive income (loss)...........      (212)      (842)       897

  Accumulated other comprehensive income
   (loss), end of year........................         3        215        285

   Total AXA Equitable's equity, end of
     period...................................    11,349     12,536     13,487

     TOTAL EQUITY, END OF PERIOD.............. $  14,445  $  15,595  $  16,454

STATEMENTS OF CASH FLOWS:
  CASH FLOW FROM OPERATING ACTIVITIES:
   Net income (loss).......................... $     553  $   1,065  $   3,187
   Policy charges and fee income..............    (3,344)    (3,291)    (3,150)
   Net derivative (gains) loss................     1,163      1,075     (3,555)
   Changes in:
   Future policy benefits.....................       431        631      1,486
   Deferred Policy Acquisition costs..........       287       (254)      (350)
   Current and deferred income taxes..........      (826)        49        793

  Net cash provided by (used in) operating
   activities................................. $    (461) $    (324) $    (600)


  /(1)/In the Q3 2017 Form 10-Q the Company reported revisions to errors which were determined to be immaterial and presented information reflecting the impact of a change in accounting principle. This was presented in
       Note 2 to the financial statements of the Q3 2017 Form 10-Q. The Company is now filing the Form 8-K to which this Exhibit 99.1 is attached to reflect the change in accounting principle as well as to correct errors in the previously issued financial statements. Subsequent to the filing of the Q3 2017 Form 10-Q, the Company identified certain additional errors that were not material to the previously disclosed financial information that impact the pre-change in accounting principle financial information that is being revised, as well as errors related to the impact of the change in accounting principle, and thus these figures differ from what was reported in the Q3 2017 Form 10-Q.

3) INVESTMENTS

   Fixed Maturities and Equity Securities

   The following table provides information relating to fixed maturities and equity securities classified as AFS:

                AVAILABLE-FOR-SALE SECURITIES BY CLASSIFICATION

                                                          GROSS      GROSS
                                              AMORTIZED UNREALIZED UNREALIZED               OTTI
                                                COST      GAINS      LOSSES   FAIR VALUE IN AOCI/(3)/
                                              --------- ---------- ---------- ---------- -----------
                                                                  (IN MILLIONS)
DECEMBER 31, 2016
-----------------
Fixed Maturity Securities:
  Public corporate........................... $  12,418   $    675     $   81  $  13,012       $  --
  Private corporate..........................     6,880        215         55      7,040          --
  U.S. Treasury, government and agency.......    10,739        221        624     10,336          --
  States and political subdivisions..........       432         63          2        493          --
  Foreign governments........................       375         29         14        390          --
  Commercial mortgage-backed.................       415         28         72        371           7
  Residential mortgage-backed/(1)/...........       294         20         --        314          --
  Asset-backed/(2)/..........................        51         10          1         60           3
  Redeemable preferred stock.................       519         45         10        554          --
                                              ---------   --------     ------  ---------       -----
   Total Fixed Maturities....................    32,123      1,306        859     32,570          10
Equity securities............................       113         --         --        113          --
                                              ---------   --------     ------  ---------       -----

Total at December 31, 2016................... $  32,236   $  1,306     $  859  $  32,683       $  10
                                              =========   ========     ======  =========       =====

December 31, 2015:
------------------
Fixed Maturity Securities:
  Public corporate........................... $  12,890   $    688     $  202  $  13,376       $  --
  Private corporate..........................     6,818        232        124      6,926          --
  U.S. Treasury, government and agency.......     8,800        280        305      8,775          --
  States and political subdivisions..........       437         68          1        504          --
  Foreign governments........................       397         36         18        415          --
  Commercial mortgage-backed.................       591         29         87        533           9
  Residential mortgage-backed/(1)/...........       608         32         --        640          --
  Asset-backed/(2)/..........................        68         10          1         77           3
  Redeemable preferred stock.................       592         57          2        647          --
                                              ---------   --------     ------  ---------       -----
   Total Fixed Maturities....................    31,201      1,432        740     31,893          12
Equity securities............................        34         --          2         32          --
                                              ---------   --------     ------  ---------       -----

Total at December 31, 2015................... $  31,235   $  1,432     $  742  $  31,925       $  12
                                              =========   ========     ======  =========       =====

/(1)/Includes publicly traded agency pass-through securities and collateralized mortgage obligations.
/(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.
/(3)/Amounts represent OTTI losses in AOCI, which were not included in net income (loss) in accordance with current accounting guidance.

   The contractual maturities of AFS fixed maturities at December 31, 2016 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the final year of maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                      AVAILABLE-FOR-SALE FIXED MATURITIES
                  CONTRACTUAL MATURITIES AT DECEMBER 31, 2016

                                               AMORTIZED
                                                 COST     FAIR VALUE
                                              ----------- -----------
                                                   (IN MILLIONS)
Due in one year or less...................... $     1,537 $     1,549
Due in years two through five................       7,736       8,128
Due in years six through ten.................       8,898       9,005
Due after ten years..........................      12,673      12,589
                                              ----------- -----------
   Subtotal..................................      30,844      31,271
Commercial mortgage-backed securities........         415         371
Residential mortgage-backed securities.......         294         314
Asset-backed securities......................          51          60
Redeemable preferred stocks..................         519         554
                                              ----------- -----------
Total........................................ $    32,123 $    32,570
                                              =========== ===========

   The following table shows proceeds from sales, gross gains (losses) from sales and OTTI for AFS fixed maturities during 2016, 2015 and 2014:

                                                      December 31,
                                              ---------------------------
                                                 2016      2015     2014
                                              ---------  -------  -------
                                                     (IN MILLIONS)
Proceeds from sales.......................... $   4,324  $   979  $   716
                                              =========  =======  =======
Gross gains on sales......................... $     111  $    33  $    21
                                              =========  =======  =======
Gross losses on sales........................ $     (58) $    (8) $    (9)
                                              =========  =======  =======
Total OTTI................................... $     (65) $   (41) $   (72)
                                              =========  =======  =======
Non-credit losses recognized in OCI..........        --       --       --
                                              ---------  -------  -------
Credit losses recognized in net income (loss) $     (65) $   (41) $   (72)
                                              =========  =======  =======

   The following table sets forth the amount of credit loss impairments on fixed maturity securities held by the Company at the dates indicated and the corresponding changes in such amounts.

                  FIXED MATURITIES -- CREDIT LOSS IMPAIRMENTS

                                                 2016       2015
                                              ---------  ---------
                                                  (IN MILLIONS)
Balances at January 1,....................... $    (198) $    (254)
Previously recognized impairments on
  securities that matured, paid, prepaid or
  sold.......................................        73         97
Recognized impairments on securities
  impaired to fair value this period/(1)/....       (17)       (11)
Impairments recognized this period on
  securities not previously impaired.........       (46)       (22)
Additional impairments this period on
  securities previously impaired.............        (2)        (8)
Increases due to passage of time on
  previously recorded credit losses..........        --         --
Accretion of previously recognized
  impairments due to increases in expected
  cash flows.................................        --         --
                                              ---------  ---------
Balances at December 31,..................... $    (190) $    (198)
                                              =========  =========

  /(1)/Represents circumstances where the Company determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.

   Net unrealized investment gains (losses) on fixed maturities and equity securities classified as AFS are included in the consolidated balance sheets as a component of AOCI. The table below presents these amounts as of the dates indicated:

                                                 DECEMBER 31,
                                               ---------------
                                                2016     2015
                                               ------- -------
                                                (IN MILLIONS)
AFS Securities:
  Fixed maturities:
   With OTTI loss............................. $    19 $    16
   All other..................................     428     676
  Equity securities...........................      --      (2)
                                               ------- -------
Net Unrealized Gains (Losses)................. $   447 $   690
                                               ======= =======

   Changes in net unrealized investment gains (losses) recognized in AOCI include reclassification adjustments to reflect amounts realized in Net income (loss) for the current period that had been part of OCI in earlier periods. The tables that follow below present a rollforward of net unrealized investment gains (losses) recognized in AOCI, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other:

      NET UNREALIZED GAINS (LOSSES) ON FIXED MATURITIES WITH OTTI LOSSES

                                                                                                    AOCI GAIN
                                                                                                      (LOSS)
                               NET UNREALIZED                                      DEFERRED         RELATED TO
                                    GAIN                                            INCOME        NET UNREALIZED
                                (LOSSES) ON                     POLICYHOLDERS      TAX ASSET        INVESTMENT
                                INVESTMENTS          DAC         LIABILITIES      (LIABILITY)     GAINS (LOSSES)
                               --------------  --------------  --------------  ----------------  ---------------
                                                                 (IN MILLIONS)
BALANCE, JANUARY 1, 2016......  $          16  $           --  $           (4) $             (5) $             7
Net investment gains (losses)
  arising during the period...             (6)             --              --                --               (6)
Reclassification adjustment
  for OTTI losses:
   Included in Net income
     (loss)...................              9              --              --                --                9
   Excluded from Net income
     (loss)/(1)/..............             --              --              --                --               --
Impact of net unrealized
  investment gains (losses)
  on:
   DAC........................             --              (1)             --                --               (1)
   Deferred income taxes......             --              --              --                 2                2
   Policyholders liabilities..             --              --              (6)               --               (6)
                                -------------  --------------  --------------  ----------------  ---------------
BALANCE, DECEMBER 31, 2016....  $          19  $           (1) $          (10) $             (3) $             5
                                =============  ==============  ==============  ================  ===============

BALANCE, JANUARY 1, 2015......  $          10  $           --  $           --  $             (4) $             6
Net investment gains (losses)
  arising during the period...             (7)             --              --                --               (7)
Reclassification adjustment
  for OTTI losses:
   Included in Net income
     (loss)...................             13              --              --                --               13
   Excluded from Net income
     (loss)/(1)/..............             --              --              --                --               --
Impact of net unrealized
  investment gains (losses)
  on:
   DAC........................             --              --              --                --               --
   Deferred income taxes......             --              --              --                (1)              (1)
   Policyholders liabilities..             --              --              (4)               --               (4)
                                -------------  --------------  --------------  ----------------  ---------------
BALANCE, DECEMBER 31, 2015....  $          16  $           --  $           (4) $             (5) $             7
                                =============  ==============  ==============  ================  ===============

  /(1)/Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in net income
       (loss) for securities with no prior OTTI loss.

          ALL OTHER NET UNREALIZED INVESTMENT GAINS (LOSSES) IN AOCI

                                                                                                          AOCI GAIN
                                                                                                            (LOSS)
                                              NET UNREALIZED                                DEFERRED      RELATED TO
                                                  GAINS                                      INCOME     NET UNREALIZED
                                               (LOSSES) ON                  POLICYHOLDERS   TAX ASSET     INVESTMENT
                                               INVESTMENTS         DAC       LIABILITIES   (LIABILITY)  GAINS (LOSSES)
                                              --------------  ------------  -------------  -----------  --------------
                                                                            (IN MILLIONS)
BALANCE, JANUARY 1, 2016..................... $          674  $        (88) $        (226) $      (126) $          234
Net investment gains (losses) arising during
  the period.................................           (240)           --             --           --            (240)
Reclassification adjustment for OTTI losses:
   Included in Net income (loss).............             (6)           --             --           --              (6)
   Excluded from Net income (loss)/(1)/......             --            --             --           --              --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................             --            --             --           --              --
   Deferred income taxes.....................             --            --             --           74              74
   Policyholders liabilities.................             --            --             35           --              35
                                              --------------  ------------  -------------  -----------  --------------
BALANCE, DECEMBER 31, 2016................... $          428  $        (88) $        (191) $       (52) $           97
                                              ==============  ============  =============  ===========  ==============

BALANCE, JANUARY 1, 2015..................... $        2,231  $       (172) $        (420) $      (574) $        1,065
Net investment gains (losses) arising during
  the period.................................         (1,562)           --             --           --          (1,562)
Reclassification adjustment for OTTI losses:
   Included in Net income (loss).............              5            --             --           --               5
   Excluded from Net income (loss)/(1)/......             --            --             --           --              --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................             --            84             --           --              84
   Deferred income taxes.....................             --            --             --          448             448
   Policyholders liabilities.................             --            --            194           --             194
                                              --------------  ------------  -------------  -----------  --------------
BALANCE, DECEMBER 31, 2015................... $          674  $        (88) $        (226) $      (126) $          234
                                              ==============  ============  =============  ===========  ==============

  /(1)/Represents "transfers out" related to the portion of OTTI losses during the period that were not recognized in net income (loss) for securities with no prior OTTI loss.

   The following tables disclose the fair values and gross unrealized losses of the 794 issues at December 31, 2016 and the 810 issues at December 31, 2015 of fixed maturities that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:

                                               LESS THAN 12 MONTHS    12 MONTHS OR LONGER           TOTAL
                                              --------------------- ----------------------- ---------------------
                                                           GROSS                  GROSS                  GROSS
                                                         UNREALIZED             UNREALIZED             UNREALIZED
                                              FAIR VALUE   LOSSES   FAIR VALUE    LOSSES    FAIR VALUE   LOSSES
                                              ---------- ---------- ----------- ----------- ---------- ----------
                                                                         (IN MILLIONS)
DECEMBER 31, 2016:
------------------
Fixed Maturity Securities:
  Public corporate........................... $    2,455 $       75 $       113 $         6 $    2,568  $      81
  Private corporate..........................      1,483         38         277          17      1,760         55
  U.S. Treasury, government and agency.......      5,356        624          --          --      5,356        624
  States and political subdivisions..........         --         --          18           2         18          2
  Foreign governments........................         73          3          49          11        122         14
  Commercial mortgage-backed.................         66          5         171          67        237         72
  Residential mortgage-backed................         47         --           4          --         51         --

                                               Less Than 12 Months   12 Months or Longer           Total
                                              --------------------- ---------------------- ----------------------
                                                           Gross                 Gross                   Gross
                                                         Unrealized            Unrealized              Unrealized
                                              Fair Value   Losses   Fair Value   Losses    Fair Value    Losses
                                              ---------- ---------- ---------- ----------- ----------- ----------
                                                                         (In Millions)
  Asset-backed............................... $        4 $       -- $        8 $         1 $        12 $        1
  Redeemable preferred stock.................        218          9         12           1         230         10
                                              ---------- ---------- ---------- ----------- ----------- ----------

Total........................................ $    9,702 $      754 $      652 $       105 $    10,354 $      859
                                              ========== ========== ========== =========== =========== ==========
December 31, 2015:
------------------
Fixed Maturity Securities:
  Public corporate........................... $    3,091 $      129 $      359 $        73 $     3,450 $      202
  Private corporate..........................      1,926        102        184          22       2,110        124
  U.S. Treasury, government and agency.......      3,538        305         --          --       3,538        305
  States and political subdivisions..........         19          1         --          --          19          1
  Foreign governments........................         73          7         39          11         112         18
  Commercial mortgage-backed.................         67          2        261          85         328         87
  Residential mortgage-backed................         11         --         29          --          40         --
  Asset-backed...............................         11         --         17           1          28          1
  Redeemable preferred stock.................         43         --         40           2          83          2
                                              ---------- ---------- ---------- ----------- ----------- ----------

Total........................................ $    8,779 $      546 $      929 $       194 $     9,708 $      740
                                              ========== ========== ========== =========== =========== ==========

   The Company's investments in fixed maturity securities do not include concentrations of credit risk of any single issuer greater than 10% of the consolidated equity of AXA Equitable, other than securities of the U.S. government, U.S. government agencies, and certain securities guaranteed by the U.S. government. The Company maintains a diversified portfolio of corporate securities across industries and issuers and does not have exposure to any single issuer in excess of 0.3% of total investments. The largest exposures to a single issuer of corporate securities held at December 31, 2016 and 2015 were $169 million and $157 million, respectively. Corporate high yield securities, consisting primarily of public high yield bonds, are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2016 and 2015, respectively, approximately $1,574 million and $1,310 million, or 4.9% and 4.2%, of the $32,123 million and $31,201 million aggregate amortized cost of fixed maturities held by the Company were considered to be other than investment grade. These securities had net unrealized losses of $28 million and $97 million at December 31, 2016 and 2015, respectively. At December 31, 2016 and 2015, respectively, the $105 million and $194 million of gross unrealized losses of twelve months or more were concentrated in corporate and commercial mortgage-backed securities. In accordance with the policy described in Note 2, the Company concluded that an adjustment to income for OTTI for these securities was not warranted at either
   December 31, 2016 or 2015. As of December 31, 2016, the Company did not intend to sell the securities nor will it likely be required to dispose of the securities before the anticipated recovery of their remaining amortized cost basis.

   The Company does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business. The Company's fixed maturity investment portfolio includes residential mortgage backed securities ("RMBS") backed by subprime and Alt-A residential mortgages, comprised of loans made by banks or mortgage lenders to residential borrowers with lower credit ratings. The criteria used to categorize such subprime borrowers include Fair Isaac Credit Organization ("FICO") scores, interest rates charged, debt-to-income ratios and loan-to-value ratios. Alt-A residential mortgages are mortgage loans where the risk profile falls between prime and subprime; borrowers typically have clean credit histories but the mortgage loan has an increased risk profile due to higher loan-to-value and debt-to-income ratios and/or inadequate documentation of the borrowers' income. At December 31, 2016 and 2015, respectively, the Company owned
   $6 million and $7 million in RMBS backed by subprime residential mortgage loans, and $5 million and $6 million in RMBS backed by Alt-A residential mortgage loans. RMBS backed by subprime and Alt-A residential mortgages are fixed income investments supporting General Account liabilities.

   At December 31, 2016, the carrying value of fixed maturities that were non-income producing for the twelve months preceding that date was $5 million.

   At December 31, 2016 and 2015, respectively, the amortized cost of the Company's trading account securities was $9,177 million and $6,866 million with respective fair values of $9,134 million and $6,886 million. Also at December 31, 2016 and 2015, respectively, Trading securities included the General Account's investment in Separate Accounts which had carrying values of $63 million and $82 million and costs of $46 million and $72 million.

   MORTGAGE LOANS

   The payment terms of mortgage loans may from time to time be restructured or modified.

   Troubled Debt Restructurings

   The investment in troubled debt restructured mortgage loans, based on amortized cost, amounted to $15 million and $16 million at December 31, 2016 and 2015, respectively. Gross interest income on these loans included in net investment income (loss) totaled $0 million, $1 million and $1 million in 2016, 2015 and 2014, respectively. Gross interest income on restructured mortgage loans that would have been recorded in accordance with the original terms of such loans amounted to $0 million, $0 million and $4 million in 2016, 2015 and 2014, respectively. The TDR mortgage loan shown in the table below has been modified five times since 2011. The modifications extended the maturity from its original maturity of November 5, 2014 to March 5, 2017 and extended interest only payments through maturity. In November 2015, the recorded investment was reduced by $45 million in conjunction with the sale of majority of the underlying collateral and $32 million from a charge-off. The remaining $15 million mortgage loan balance reflects the value of the remaining underlying collateral and cash held in escrow, supporting the mortgage loan. Since the fair market value of the underlying real estate and cash held in escrow collateral is the primary factor in determining the allowance for credit losses, modifications of loan terms typically have no direct impact on the allowance for credit losses, and therefore, no impact on the financial statements.

                  TROUBLED DEBT RESTRUCTURING--MODIFICATIONS
                               DECEMBER 31, 2016

                                                        OUTSTANDING RECORDED INVESTMENT
                                               NUMBER  ----------------------------------
                                              OF LOANS PRE-MODIFICATION POST-MODIFICATION
                                              -------- ---------------- -----------------
                                                             (DOLLARS IN MILLIONS)
Commercial mortgage loans....................        1 $             15  $             15

   There were no default payments on the above loan during 2016. There were no agricultural troubled debt restructuring mortgage loans in 2016.

   Valuation Allowances for Mortgage Loans:

   Allowance for credit losses for mortgage loans for 2016, 2015 and 2014 are as follows:

                                               COMMERCIAL MORTGAGE LOANS
                                              --------------------------
                                               2016     2015      2014
                                              ------  --------  --------
ALLOWANCE FOR CREDIT LOSSES:                         (IN MILLIONS)
Beginning Balance, January 1,................ $    6  $     37  $     42
   Charge-offs...............................     --       (32)      (14)
   Recoveries................................     (2)       (1)       --
   Provision.................................      4         2         9
                                              ------  --------  --------
Ending Balance, December 31,................. $    8  $      6  $     37
                                              ======  ========  ========
Ending Balance, December 31,:
   Individually Evaluated for Impairment..... $    8  $      6  $     37
                                              ======  ========  ========

   There were no allowances for credit losses for agricultural mortgage loans in 2016, 2015 and 2014.

   The following tables provide information relating to the loan-to-value and debt service coverage ratios for commercial and agricultural mortgage loans at December 31, 2016 and 2015, respectively. The values used in these ratio calculations were developed as part of the periodic review of the commercial and agricultural mortgage loan portfolio, which includes an evaluation of the underlying collateral value.

       MORTGAGE LOANS BY LOAN-TO-VALUE AND DEBT SERVICE COVERAGE RATIOS
                               DECEMBER 31, 2016

                                                        DEBT SERVICE COVERAGE RATIO
                                              -----------------------------------------------
                                                                                        LESS   TOTAL
                                               GREATER  1.8X TO 1.5X TO 1.2X TO 1.0X TO THAN  MORTGAGE
                                              THAN 2.0X  2.0X    1.8X    1.5X    1.2X   1.0X   LOANS
LOAN-TO-VALUE RATIO:/(2)/                     --------- ------- ------- ------- ------- ----- --------
                                                                   (IN MILLIONS)
COMMERCIAL MORTGAGE LOANS/(1)/
  0% - 50%...................................  $    738  $   95  $   59  $   56  $   -- $  -- $    948
  50% - 70%..................................     3,217     430     673   1,100      76    --    5,496
  70% - 90%..................................       282      65     229     127      28    46      777
  90% plus...................................        --      --      28      15      --    --       43
                                               --------  ------  ------  ------  ------ ----- --------

Total Commercial Mortgage Loans..............  $  4,237  $  590  $  989  $1,298  $  104 $  46 $  7,264
                                               ========  ======  ======  ======  ====== ===== ========
AGRICULTURAL MORTGAGE LOANS/(1)/
  0% - 50%...................................  $    254  $  138  $  296  $  468  $  286 $  49 $  1,491
  50% - 70%..................................       141      57     209     333     219    45    1,004
  70% - 90%..................................        --      --       2       4      --    --        6
  90% plus...................................        --      --      --      --      --    --       --
                                               --------  ------  ------  ------  ------ ----- --------

Total Agricultural Mortgage Loans............  $    395  $  195  $  507  $  805  $  505 $  94 $  2,501
                                               ========  ======  ======  ======  ====== ===== ========
TOTAL MORTGAGE LOANS/(1)/
  0% - 50%...................................  $    992  $  233  $  355  $  524  $  286 $  49 $  2,439
  50% - 70%..................................     3,358     487     882   1,433     295    45    6,500
  70% - 90%..................................       282      65     231     131      28    46      783
  90% plus...................................        --      --      28      15      --    --       43
                                               --------  ------  ------  ------  ------ ----- --------

Total Mortgage Loans.........................  $  4,632  $  785  $1,496  $2,103  $  609 $ 140 $  9,765
                                               ========  ======  ======  ======  ====== ===== ========

   /(1)/The debt service coverage ratio is calculated using the most recently reported net operating income results from property operations divided by annual debt service.
  /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

       Mortgage Loans by Loan-to-Value and Debt Service Coverage Ratios
                               December 31, 2015

                                                         Debt Service Coverage Ratio
                                              -------------------------------------------------
                                                                                          Less   Total
                                               Greater  1.8x to 1.5x to  1.2x to  1.0x to than  Mortgage
                                              than 2.0x  2.0x    1.8x     1.5x     1.2x   1.0x   Loans
Loan-to-Value Ratio:/(2)/                     --------- ------- -------- -------- ------- ----- --------
                                                                    (In Millions)
Commercial Mortgage Loans/(1)/
  0% - 50%...................................  $    533  $   -- $    102 $     12  $   24 $  -- $    671
  50% - 70%..................................     1,392     353      741      853      77    --    3,416
  70% - 90%..................................       141      --      206      134     124    46      651
  90% plus...................................        63      --       --       46      --    --      109
                                               --------  ------ -------- --------  ------ ----- --------

Total Commercial Mortgage Loans..............  $  2,129  $  353 $  1,049 $  1,045  $  225 $  46 $  4,847
                                               ========  ====== ======== ========  ====== ===== ========

                                                         Debt Service Coverage Ratio
                                              --------------------------------------------------
                                                                                           Less   Total
                                               Greater  1.8x to 1.5x to  1.2x to  1.0x to  than  Mortgage
                                              than 2.0x  2.0x    1.8x     1.5x     1.2x    1.0x   Loans
Loan-to-Value Ratio:/(2)/                     --------- ------- -------- -------- ------- ------ --------
                                                                     (In Millions)
Agricultural Mortgage Loans/(1)/
  0% - 50%...................................  $    204  $  116 $    277 $    432  $  256 $   51 $  1,336
  50% - 70%..................................       146      80      192      298     225     47      988
  70% - 90%..................................        --      --        2        4      --     --        6
  90% plus...................................        --      --       --       --      --     --       --
                                               --------  ------ -------- --------  ------ ------ --------

Total Agricultural Mortgage Loans............  $    350  $  196 $    471 $    734  $  481 $   98 $  2,330
                                               ========  ====== ======== ========  ====== ====== ========

Total Mortgage Loans/(1)/
  0% - 50%...................................  $    737  $  116 $    379 $    444  $  280 $   51 $  2,007
  50% - 70%..................................     1,538     433      933    1,151     302     47    4,404
  70% - 90%..................................       141      --      208      138     124     46      657
  90% plus...................................        63      --       --       46      --     --      109
                                               --------  ------ -------- --------  ------ ------ --------

Total Mortgage Loans.........................  $  2,479  $  549 $  1,520 $  1,779  $  706 $  144 $  7,177
                                               ========  ====== ======== ========  ====== ====== ========

  /(1)/The debt service coverage ratio is calculated using the most recently reported net operating income results from property operations divided by annual debt service.
  /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

   The following table provides information relating to the aging analysis of past due mortgage loans at December 31, 2016 and 2015, respectively.

                    AGE ANALYSIS OF PAST DUE MORTGAGE LOAN



                                                                                                     TOTAL
                                               30-59  60-89        90 DAYS                         FINANCING
                                               DAYS   DAYS    OR (GREATER THAN)   TOTAL  CURRENT  RECEIVABLES
                                              ------- ------ -------------------- ----- --------- -----------
                                                                                    (IN MILLIONS)
DECEMBER 31, 2016:
------------------

  Commercial................................. $    -- $   -- $                 -- $  -- $   7,264  $    7,264
  Agricultural...............................       9      2                    6    17     2,484       2,501
                                              ------- ------ -------------------- ----- ---------  ----------
TOTAL MORTGAGE LOANS......................... $     9 $    2 $                  6 $  17 $   9,748  $    9,765
                                              ======= ====== ==================== ===== =========  ==========

December 31, 2015:
------------------

  Commercial................................. $    -- $   -- $                 30 $  30 $   4,817  $    4,847
  Agricultural...............................      12      7                    4    23     2,307       2,330
                                              ------- ------ -------------------- ----- ---------  ----------
Total Mortgage Loans......................... $    12 $    7 $                 34 $  53 $   7,124  $    7,177
                                              ======= ====== ==================== ===== =========  ==========

                                                      RECORDED
                                                     INVESTMENT
                                              OR (GREATER THAN) 90 DAYS
                                                         AND
                                                      ACCRUING
                                              --------------------------

DECEMBER 31, 2016:
------------------

  Commercial................................. $                       --
  Agricultural...............................                          6
                                              --------------------------
TOTAL MORTGAGE LOANS......................... $                        6
                                              ==========================

December 31, 2015:
------------------

  Commercial................................. $                       --
  Agricultural...............................                          4
                                              --------------------------
Total Mortgage Loans......................... $                        4
                                              ==========================

   The following table provides information relating to impaired mortgage loans at December 31, 2016 and 2015, respectively.

                            IMPAIRED MORTGAGE LOANS

                                                          UNPAID                   AVERAGE       INTEREST
                                               RECORDED  PRINCIPAL    RELATED      RECORDED       INCOME
                                              INVESTMENT  BALANCE    ALLOWANCE  INVESTMENT/(1)/ RECOGNIZED
                                              ---------- ---------- ----------  --------------  ----------
                                                                     (IN MILLIONS)
DECEMBER 31, 2016:
------------------

With no related allowance recorded:
  Commercial mortgage loans -- other......... $       15 $       15 $       --     $        22  $       --
  Agricultural mortgage loans................         --         --         --              --          --
                                              ---------- ---------- ----------     -----------  ----------
TOTAL........................................ $       15 $       15 $       --     $        22  $       --
                                              ========== ========== ==========     ===========  ==========
With related allowance recorded:
  Commercial mortgage loans -- other......... $       27 $       27 $       (8)    $        48  $        2
  Agricultural mortgage loans................         --         --         --              --          --
                                              ---------- ---------- ----------     -----------  ----------
TOTAL........................................ $       27 $       27 $       (8)    $        48  $        2
                                              ========== ========== ==========     ===========  ==========

December 31, 2015:
------------------

With no related allowance recorded:
  Commercial mortgage loans -- other......... $       46 $       46 $       --     $        15  $       --
  Agricultural mortgage loans................         --         --         --              --          --
                                              ---------- ---------- ----------     -----------  ----------
Total........................................ $       46 $       46 $       --     $        15  $       --
                                              ========== ========== ==========     ===========  ==========
With related allowance recorded:
  Commercial mortgage loans -- other......... $       63 $       63 $       (6)    $       137  $        4
  Agricultural mortgage loans................         --         --         --              --          --
                                              ---------- ---------- ----------     -----------  ----------
Total........................................ $       63 $       63 $       (6)    $       137  $        4
                                              ========== ========== ==========     ===========  ==========

  /(1)/Represents a five-quarter average of recorded amortized cost.

   EQUITY METHOD INVESTMENTS

   Included in other equity investments are limited partnership interests, real estate joint ventures and investment companies accounted for under the equity method with a total carrying value of $1,295 million and $1,363 million, respectively, at December 31, 2016 and 2015. The Company's total equity in net income (losses) for these limited partnership interests was $60 million, $71 million and $206 million, respectively, for 2016, 2015 and 2014.

   DERIVATIVES AND OFFSETTING ASSETS AND LIABILITIES

   The Company uses derivatives as part of its overall asset/liability risk management primarily to reduce exposures to equity market and interest rate risks. Derivative hedging strategies are designed to reduce these risks from an economic perspective and are all executed within the framework of a Derivative Use Plan approved by the NYDFS. Operation of these hedging programs is based on models involving numerous estimates and assumptions, including, among others, mortality, lapse, surrender and withdrawal rates, election rates, fund performance, market volatility and interest rates. A wide range of derivative contracts are used in these hedging programs, including exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, bond and bond-index total return swaps, swaptions, variance swaps and equity options as well as bond and repo transactions to support the hedging. The derivative contracts are collectively managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in capital markets.

   Derivatives utilized to hedge exposure to Variable Annuities with Guarantee Features

   The Company has issued and continues to offer certain variable annuity products with GMDB, GMIB and GIB features. The Company had previously issued certain variable annuity products with GWBL, guaranteed minimum withdrawal benefit ("GMWB") and GMAB features (collectively, "GWBL and Other Features"). The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholders' account balances would support. The risk associated with the GMIB feature is that under-performance of the financial markets could result in the present value of GMIB benefits, in the event of annuitization, being higher than what accumulated policyholders' account balances would support, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. The risk associated with the GIB and GWBL and Other Features is that under-performance of the financial markets could result in the GIB and GWBL and Other Features' benefits being higher than what accumulated policyholders' account balances would support.

   For GMDB, GMIB, GIB and GWBL and Other Features, the Company retains certain risks including basis, credit spread and some volatility risk and risk associated with actual versus expected assumptions for mortality, lapse and surrender, withdrawal and contractholder election rates, among other things. The derivative contracts are managed to correlate with changes in the value of the GMDB, GMIB, GIB and GWBL and Other Features that result from financial markets movements. A portion of exposure to realized equity volatility is hedged using equity options and variance swaps and a portion of exposure to credit risk is hedged using total return swaps on fixed income indices. Additionally, the Company is party to total return swaps for which the reference U.S. Treasury securities are contemporaneously purchased from the market and sold to the swap counterparty. As these transactions result in a transfer of control of the U.S. Treasury securities to the swap counterparty, the Company derecognizes these securities with consequent gain or loss from the sale. The Company has also purchased reinsurance contracts to mitigate the risks associated with GMDB features and the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company.

   The Company has in place a hedge program utilizing interest rate swaps to partially protect the overall profitability of future variable annuity sales against declining interest rates.

   Derivatives utilized to hedge crediting rate exposure on SCS, SIO, MSO and IUL products/investment options

   The Company hedges crediting rates in the Structured Capital Strategies(R) ("SCS") variable annuity, Structured Investment Option in the EQUI-VEST(R) variable annuity series ("SIO"), Market Stabilizer Option(R) ("MSO") in the variable life insurance products and Indexed Universal Life ("IUL") insurance products. These products permit the contract owner to participate in the performance of an index, ETF or commodity price movement up to a cap for a set period of time. They also contain a protection feature, in which the Company will absorb, up to a certain percentage, the loss of value in an index, ETF or commodity price, which varies by product segment.

   In order to support the returns associated with these features, the Company enters into derivative contracts whose payouts, in combination with fixed income investments, emulate those of the index, ETF or commodity price, subject to caps and buffers.

   Derivatives utilized to hedge risks associated with interest-rate risk arising from issuance of funding agreements

   The Company issues fixed and floating rate funding agreements, to fund originated non-recourse commercial real estate mortgage loans, the terms of which may result in short term economic interest rate risk between mortgage loan commitment and mortgage loan funding. The company uses forward interest-rate swaps to protect against interest rate fluctuations during this period. Realized gains and losses from the forward interest rate swaps are amortized over the life of the loan in interest credited to policyholder's account balances.

   Derivatives utilized to hedge equity market risks associated with the General Account's seed money investments in Separate Accounts, retail mutual funds and Separate Account fee revenue fluctuations

   The Company's General Account seed money investments in Separate Account equity funds and retail mutual funds exposes the Company to market risk, including equity market risk, which is partially hedged through equity-index futures contracts to minimize such risk.

   Periodically, the Company enters into futures on equity indices to mitigate the impact on net income from Separate Account fee revenue fluctuations due to movements in the equity markets. These positions partially cover fees expected to be earned from the Company's Separate Account products.

   Derivatives utilized for General Account Investment Portfolio

   Beginning in the second quarter of 2013, the Company implemented a strategy in its General Account investment portfolio to replicate the credit exposure of fixed maturity securities otherwise permissible for investment under its investment guidelines through the sale of credit default swaps ("CDSs"). Under the terms of these swaps, the Company receives quarterly fixed premiums that, together with any initial amount paid or received at trade inception, replicate the credit spread otherwise currently obtainable by purchasing the referenced entity's bonds of similar maturity. These credit derivatives generally have remaining terms of five years or less and are recorded at fair value with changes in fair value, including the yield component that emerges from initial amounts paid or received, reported in Net investment income (loss). The Company manages its credit exposure taking into consideration both cash and derivatives based positions and selects the reference entities in its replicated credit exposures in a manner consistent with its selection of fixed maturities. In addition, the Company has transacted the sale of CDSs exclusively in single name reference entities of investment grade credit quality and with counterparties subject to collateral posting requirements. If there is an event of default by the reference entity or other such credit event as defined under the terms of the swap contract, the Company is obligated to perform under the credit derivative and, at the counterparty's option, either pay the referenced amount of the contract less an auction-determined recovery amount or pay the referenced amount of the contract and receive in return the defaulted or similar security of the reference entity for recovery by sale at the contract settlement auction. To date, there have been no events of default or circumstances indicative of a deterioration in the credit quality of the named referenced entities to require or suggest that the Company will have to perform under these CDSs. The maximum potential amount of future payments the Company could be required to make under these credit derivatives is limited to the par value of the referenced securities which is the dollar-equivalent of the derivative notional amount. The Standard North American CDS Contract ("SNAC") under which the Company executes these CDS sales transactions does not contain recourse provisions for recovery of amounts paid under the credit derivative.

   Periodically, the Company purchases 30-year, Treasury Inflation Protected Securities ("TIPS") and other sovereign bonds, both inflation linked and non-inflation linked, as General Account investments and enters into asset or cross-currency basis swaps, to result in payment of the given bond's coupons and principal at maturity in the bond's specified currency to the swap counterparty, in return for fixed dollar amounts. These swaps, when considered in combination with the bonds, together result in a net position that is intended to replicate a dollar-denominated fixed-coupon cash bond with a yield higher than a term-equivalent U.S. Treasury bond. At
   December 31, 2016 and 2015, respectively, the Company's unrealized gains (losses) related to this program were $(97) million and $(4) million and reported in AOCI.

   The Company implemented a strategy to hedge a portion of the credit exposure in its General Account investment portfolio by buying protection through a swap. These are swaps on the super senior tranche of the investment grade credit default swap index ("CDX index"). Under the terms of these swaps, the Company pays quarterly fixed premiums that, together with any initial amount paid or received at trade inception, serve as premiums paid to hedge the risk arising from multiple defaults of bonds referenced in the CDX index. These credit derivatives have terms of five years or less and are recorded at fair value with changes in fair value, including the yield component that emerges from initial amounts paid or received, reported in Net derivative gains (losses).

   During third quarter 2016, the Company implemented a program to mitigate its duration gap using total return swaps for which the reference U.S. Treasury securities are sold to the swap counterparty under arrangements economically similar to repurchase agreements. As these transactions result in a transfer of control of the U.S. Treasury securities to the swap counterparty, the Company derecognizes these securities with consequent gain or loss from the sale. In 2016, the Company derecognized approximately $995 million U.S. Treasury securities for which the Company received proceeds of approximately $1,007 million at inception of the total return swap contract. Under the terms of these swaps, the Company retains ongoing exposure to the total returns of the underlying U.S. Treasury securities in exchange for a financing cost. At December 31, 2016, the aggregate fair value of U.S. Treasury securities derecognized under this program was approximately
   $888 million. Reported in Other invested assets in the Company's balance sheet at December 31, 2016 is approximately $(154) million, representing the fair value of the total return swap contracts.

   The tables below present quantitative disclosures about the Company's derivative instruments, including those embedded in other contracts required to be accounted for as derivative instruments.

                      DERIVATIVE INSTRUMENTS BY CATEGORY
                  AT OR FOR THE YEAR ENDED DECEMBER 31, 2016

                                                               FAIR VALUE
                                                         -----------------------
                                                                                 GAINS (LOSSES)
                                               NOTIONAL     ASSET     LIABILITY   REPORTED IN
                                                AMOUNT   DERIVATIVES DERIVATIVES INCOME (LOSS)
                                              ---------- ----------- ----------- --------------
                                                                (IN MILLIONS)
FREESTANDING DERIVATIVES:
Equity contracts:/(1)/
  Futures.................................... $    5,086 $         1 $         1 $         (826)
  Swaps......................................      3,529          13          67           (290)
  Options....................................     11,465       2,114       1,154            727
Interest rate contracts:/(1)/
  Floors.....................................      1,500          11          --              4
  Swaps......................................     18,933         246       1,163           (224)
  Futures....................................      6,926          --          --             --
  Swaptions..................................         --          --          --             87

                                                              FAIR VALUE
                                                        -----------------------
                                                                                GAINS (LOSSES)
                                              NOTIONAL     ASSET     LIABILITY   REPORTED IN
                                               AMOUNT   DERIVATIVES DERIVATIVES INCOME (LOSS)
                                              --------- ----------- ----------- --------------
                                                                (IN MILLIONS)
Credit contracts:/(1)/
  Credit default swaps....................... $   2,757  $       20  $       15  $          15
Other freestanding contracts:/(1)/
  Foreign currency contracts.................       730          52           6             45
  Margin.....................................        --         113           6             --
  Collateral.................................        --         713         748             --

EMBEDDED DERIVATIVES:
GMIB reinsurance contracts/(4)/..............        --      10,316          --           (262)
GMxB derivative features' liability/(2)(4)/..        --          --       5,348            137
SCS, SIO, MSO and IUL indexed
  features/(3)(4)/...........................        --          --         875           (576)
                                              ---------  ----------  ----------  -------------
Balances, December 31, 2016.................. $  50,926  $   13,599  $    9,383  $      (1,163)
                                              =========  ==========  ==========  =============

  /(1)/Reported in Other invested assets in the consolidated balance sheets. /(2)/Reported in Future policy benefits and other policyholders' liabilities in the consolidated balance sheets.
  /(3)/SCS and SIO indexed features are reported in Policyholders' account balances; MSO and IUL indexed features are reported in Future policyholders' benefits and other policyholders' liabilities in the consolidated balance sheets.
  /(4)/Reported in Net derivative gains (losses) in the consolidated statements of income (loss).

                      Derivative Instruments by Category
                  At or For the Year Ended December 31, 2015

                                                              Fair Value
                                                        -----------------------
                                                                                Gains (Losses)
                                              Notional     Asset     Liability   Reported In
                                               Amount   Derivatives Derivatives Income (Loss)
                                              --------- ----------- ----------- --------------
                                                                (In Millions)
Freestanding derivatives:
Equity contracts:/(1)/
  Futures.................................... $   7,089  $        2  $        3  $         (84)
  Swaps......................................     1,359           8          21            (45)
  Options....................................     7,358       1,042         652             14
Interest rate contracts:/(1)/
  Floors.....................................     1,800          61          --             12
  Swaps......................................    13,718         351         108             (8)
  Futures....................................     8,685          --          --            (81)
  Swaptions..................................        --          --          --            118
Credit contracts:/(1)/
  Credit default swaps.......................     2,442          16          38            (14)
Other freestanding contracts:/(1)/
  Foreign currency contracts.................       263           5           4              7
Embedded derivatives:
GMIB reinsurance contracts/(4)/..............        --      10,585          --           (316)
GMxB derivative features' liability/(2)(4)/..        --          --       5,172           (749)
SCS, SIO, MSO and IUL indexed
  features/(3)(4)/...........................        --          --         298             71
                                              ---------  ----------  ----------  -------------
Balances, December 31, 2015.................. $  42,714  $   12,070  $    6,296  $      (1,075)
                                              =========  ==========  ==========  =============

  /(1)/Reported in Other invested assets in the consolidated balance sheets. /(2)/Reported in Future policy benefits and other policyholders' liabilities in the consolidated balance sheets.
  /(3)/SCS and SIO indexed features are reported in Policyholders' account balances; MSO and IUL indexed features are reported in Future policyholders' benefits and other policyholders' liabilities in the consolidated balance sheets.
  /(4)/Reported in Net derivative gains (losses) in the consolidated statements of income (loss).

   EQUITY-BASED AND TREASURY FUTURES CONTRACTS

   All outstanding equity-based and treasury futures contracts at December 31, 2016 are exchange-traded and net settled daily in cash. At December 31, 2016, the Company had open exchange-traded futures positions on: (i) the S&P 500, Russell 2000 and Emerging Market indices, having initial margin requirements of $209 million, (ii) the 2-year, 5-year and 10-year U.S. Treasury Notes on U.S. Treasury bonds and ultra-long bonds, having initial margin requirements of $28 million and (iii) the Euro Stoxx, FTSE 100, Topix, ASX 200 and European, Australasia, and Far East ("EAFE") indices as well as corresponding currency futures on the Euro/U.S. dollar, Pound/U.S. dollar, Australian dollar/U.S. dollar, and Yen/U.S. dollar, having initial margin requirements of $15 million.

   CREDIT RISK

   Although notional amount is the most commonly used measure of volume in the derivatives market, it is not used as a measure of credit risk. A derivative with positive fair value (a derivative asset) indicates existence of credit risk because the counterparty would owe money to the Company if the contract were closed at the reporting date. Alternatively, a derivative contract with negative fair value (a derivative liability) indicates the Company would owe money to the counterparty if the contract were closed at the reporting date. To reduce credit exposures in OTC derivative transactions the Company generally enters into master agreements that provide for a netting of financial exposures with the counterparty and allow for collateral arrangements as further described below under "ISDA Master Agreements." The Company further controls and minimizes its counterparty exposure through a credit appraisal and approval process.

   ISDA MASTER AGREEMENTS

   NETTING PROVISIONS. The standardized "ISDA Master Agreement" under which the Company conducts its OTC derivative transactions includes provisions for payment netting. In the normal course of business activities, if there is more than one derivative transaction with a single counterparty, the Company will set-off the cash flows of those derivatives into a single amount to be exchanged in settlement of the resulting net payable or receivable with that counterparty. In the event of default, insolvency, or other similar event pre-defined under the ISDA Master Agreement that would result in termination of OTC derivatives transactions before their maturity, netting procedures would be applied to calculate a single net payable or receivable with the counterparty.

   COLLATERAL ARRANGEMENTS. The Company generally has executed a CSA under the ISDA Master Agreement it maintains with each of its OTC derivative counterparties that requires both posting and accepting collateral either in the form of cash or high-quality securities, such as U.S. Treasury securities, U.S. government and government agency securities and investment grade corporate bonds. These CSAs are bilateral agreements that require collateral postings by the party "out-of-the-money" or in a net derivative liability position. Various thresholds for the amount and timing of collateralization of net liability positions are applicable. Consequently, the credit exposure of the Company's OTC derivative contracts is limited to the net positive estimated fair value of those contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to CSAs. Derivatives are recognized at fair value in the consolidated balance sheets and are reported either as assets in Other invested assets or as liabilities in Other liabilities, except for embedded insurance-related derivatives as described above and derivatives transacted with a related counterparty. The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related CSA have been executed.

   At December 31, 2016 and 2015, respectively, the Company held $755 million and $655 million in cash and securities collateral delivered by trade counterparties, representing the fair value of the related derivative agreements. This unrestricted cash collateral is reported in Cash and cash equivalents. The aggregate fair value of all collateralized derivative transactions that were in a liability position with trade counterparties December 31, 2016 and 2015, respectively, were $700 million and $5 million, for which the Company posted collateral of $820 million and $5 million at December 31, 2016 and 2015, respectively, in the normal operation of its collateral arrangements. Certain of the Company's ISDA Master Agreements contain contingent provisions that permit the counterparty to terminate the ISDA Master Agreement if the Company's credit rating falls below a specified threshold, however, the occurrence of such credit event would not impose additional collateral requirements.

   Securities Repurchase and Reverse Repurchase Transactions

   Securities repurchase and reverse repurchase transactions are conducted by the Company under a standardized securities industry master agreement, amended to suit the specificities of each respective counterparty. These agreements generally provide detail as to the nature of the transaction, including provisions for payment netting, establish parameters concerning the ownership and custody of the collateral securities, including the right to substitute collateral during the term of the agreement, and provide for remedies in the event of default by either party. Amounts due to/from the same counterparty under these arrangements generally would be netted in the event of default and subject to rights of set-off in bankruptcy. The Company's securities repurchase and reverse repurchase agreements are accounted for as secured borrowing or lending arrangements respectively, and are reported in the consolidated balance sheets on a gross basis. The Company obtains or posts collateral generally in the form of cash, U.S. Treasury, corporate and government agency securities. The fair value of the securities to be repurchased or resold are monitored on a daily basis with additional collateral posted or obtained as necessary. Securities to be repurchased or resold are the same, or substantially the same, as those initially transacted under the arrangement. At December 31, 2016 and 2015, the balance outstanding under reverse repurchase transactions was $0 million and $79 million, respectively. At December 31, 2016 and 2015, the balance outstanding under securities repurchase transactions was $1,996 million and $1,890 million, respectively. The Company utilized these repurchase and reverse repurchase agreements for asset liability and cash management purposes. For other instruments used for asset liability management purposes, see "Policyholders' Account Balances and Future Policy Benefits" included in Note 2.

   The following table presents information about the Insurance Segment's offsetting of financial assets and liabilities and derivative instruments at December 31, 2016.

   OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES AND DERIVATIVE INSTRUMENTS
                             AT DECEMBER 31, 2016

                                                             GROSS
                                                GROSS       AMOUNTS       NET AMOUNTS
                                               AMOUNTS   OFFSET IN THE  PRESENTED IN THE
                                              RECOGNIZED BALANCE SHEETS  BALANCE SHEETS
                                              ---------- -------------- ----------------
                                                             (IN MILLIONS)
ASSETS/(1)/
DESCRIPTION
Derivatives:
Equity contracts............................. $    2,128 $        1,219 $            909
Interest rate contracts......................        253          1,162             (909)
Credit contracts.............................         20             14                6
Currency.....................................         48              1               47
Margin.......................................        107              6              101
Collateral...................................        712            747              (35)
                                              ---------- -------------- ----------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................      3,268          3,149              119
Total Derivatives, not subject to an ISDA
  Master Agreement...........................          4             --                4
                                              ---------- -------------- ----------------
  Total Derivatives..........................      3,272          3,149              123
Other financial instruments..................      2,103             --            2,103
                                              ---------- -------------- ----------------
  Other invested assets...................... $    5,375 $        3,149 $          2,226
                                              ========== ============== ================
Securities purchased under agreement to
  resell..................................... $       -- $           -- $             --
                                              ========== ============== ================

                                                             GROSS
                                                GROSS       AMOUNTS       NET AMOUNTS
                                               AMOUNTS   OFFSET IN THE  PRESENTED IN THE
                                              RECOGNIZED BALANCE SHEETS  BALANCE SHEETS
                                              ---------- -------------- ----------------
                                                             (IN MILLIONS)
LIABILITIES/(2)/
DESCRIPTION
Derivatives:
Equity contracts............................. $    1,219 $        1,219 $             --
Interest rate contracts......................      1,162          1,162               --
Credit contracts.............................         14             14               --
Currency.....................................          1              1               --
Margin.......................................          6              6               --
Collateral...................................        747            747               --
                                              ---------- -------------- ----------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................      3,149          3,149               --
Total Derivatives, not subject to an ISDA
  Master Agreement...........................         --             --               --
                                              ---------- -------------- ----------------
  Total Derivatives..........................      3,149          3,149               --
Other non-financial liabilities..............      2,108             --            2,108
                                              ---------- -------------- ----------------
  Other liabilities.......................... $    5,257 $        3,149 $          2,108
                                              ========== ============== ================
Securities sold under agreement to
  repurchase/(3)/............................ $    1,992 $           -- $          1,992
                                              ========== ============== ================

  /(1)/Excludes Investment Management segment's $13 million net derivative assets (including derivative assets of consolidated VIEs), $3 million long exchange traded options and $83 million of securities borrowed.
  /(2)/Excludes Investment Management segment's $11 million net derivative liabilities (including derivative liabilities of consolidated VIEs), $1 million short exchange traded options.
  /(3)/Excludes expense of $4 million in securities sold under agreement to repurchase.

   The following table presents information about the Insurance segment's gross collateral amounts that are not offset in the consolidated balance sheets at December 31, 2016.

         COLLATERAL AMOUNTS OFFSET IN THE CONSOLIDATED BALANCE SHEETS
                             AT DECEMBER 31, 2016

                                                                COLLATERAL (RECEIVED)/HELD
                                                                -------------------------
                                               FAIR VALUE OF     FINANCIAL                      NET
                                                   ASSETS       INSTRUMENTS      CASH         AMOUNTS
                                              ----------------  -----------   ----------   ------------
                                                                   (IN MILLIONS)
ASSETS/(1)/
Counterparty A............................... $             46  $        --   $      (48)  $         (2)
Counterparty B...............................             (128)          --          132              4
Counterparty C...............................             (116)          --          138             22
Counterparty D...............................              182           --         (176)             6
Counterparty E...............................              (65)          --           83             18
Counterparty F...............................               (3)          --           16             13
Counterparty G...............................              219           --         (214)             5
Counterparty H...............................              104           --         (110)            (6)
Counterparty I...............................             (188)          --          203             15
Counterparty J...............................              (93)          --          115             22
Counterparty K...............................               92           --          (96)            (4)
Counterparty L...............................               (3)          --            3             --
Counterparty M...............................             (105)          --          120             15
Counterparty N...............................                4           --           --              4
Counterparty Q...............................               10           --          (11)            (1)
Counterparty T...............................               --           --            2              2
Counterparty U...............................                1           --           10             11
Counterparty V...............................               96           --         (101)            (5)
                                              ----------------   -----------   ----------  ------------
  Total Derivatives.......................... $             53  $        --   $       66   $        119
Other financial instruments..................            2,103           --           --          2,103
                                              ----------------   -----------   ----------  ------------
  OTHER INVESTED ASSETS...................... $          2,156  $        --   $       66   $      2,222
                                              ================   ===========   ==========  ============

                                                                COLLATERAL (RECEIVED)/HELD
                                                NET AMOUNTS     -------------------------
                                              PRESENTED IN THE   FINANCIAL                      NET
                                               BALANCE SHEETS   INSTRUMENTS      CASH         AMOUNTS
                                              ----------------  -----------   ----------   ------------
                                                                   (IN MILLIONS)
LIABILITIES/(2)/
Counterparty D............................... $            767  $      (767)  $       --   $         --
Counterparty M...............................              410         (410)          --             --
Counterparty C...............................              302         (296)          (2)             4
Counterparty W...............................              513         (513)          --             --
                                              ----------------   -----------   ----------  ------------
  Securities sold under agreement to
   repurchase/(3)/........................... $          1,992  $    (1,986)  $       (2)  $          4
                                              ================   ===========   ==========  ============

  /(1)/Excludes Investment Management segment's cash collateral received of $1 million related to derivative assets (including those related to derivative assets of consolidated VIEs) and $83 million related to securities borrowed.
  /(2)/Excludes Investment Management segment's cash collateral pledged of $8 million related to derivative liabilities (including those related to derivative liabilities of consolidated VIEs).
  /(3)/Excludes expense of $4 million in securities sold under agreement to repurchase.

   The following table presents information about repurchase agreements accounted for as secured borrowings in the consolidated balance sheets at December 31, 2016.

         REPURCHASE AGREEMENT ACCOUNTED FOR AS SECURED BORROWINGS/(1)/

                                                                    AT DECEMBER 31, 2016
                                              ----------------------------------------------------------------
                                                      REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                              ----------------------------------------------------------------
                                              OVERNIGHT AND   UP TO 30        30-90     GREATER THAN
                                               CONTINUOUS       DAYS          DAYS        90 DAYS      TOTAL
                                              ------------- ------------- ------------- ------------- --------
                                                            (IN MILLIONS)
SECURITIES SOLD UNDER AGREEMENT TO REPURCHASE/(2)/
  U.S. Treasury and agency securities........ $          --   $     1,992 $          -- $          -- $  1,992
                                              -------------   ----------- ------------- ------------- --------
Total........................................ $          --   $     1,992 $          -- $          -- $  1,992
                                              -------------   ----------- ------------- ------------- --------

  /(1)/Excludes Investment Management segment's $83 million of securities borrowed.
  /(2)/Excludes expense of $4 million in securities sold under agreement to repurchase.

   The following table presents information about the Insurance segment's offsetting of financial assets and liabilities and derivative instruments at December 31, 2015.

   Offsetting of Financial Assets and Liabilities and Derivative Instruments
                             At December 31, 2015

                                                             Gross
                                                Gross       Amounts        Net Amounts
                                               Amounts   Offset in the   Presented in the
                                              Recognized Balance Sheets   Balance Sheets
                                              ---------- -------------- -----------------
                                                             (In Millions)
ASSETS/(1)/
Description
Derivatives:
Equity contracts............................. $    1,049 $          673 $             376
Interest rate contracts......................        389            104               285
Credit contracts.............................         14             37               (23)
                                              ---------- -------------- -----------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................      1,452            814               638
Total Derivatives, not subject to an ISDA
  Master Agreement...........................         20             --                20
                                              ---------- -------------- -----------------
  Total Derivatives..........................      1,472            814               658
Other financial instruments/(2) (4)/.........      1,130             --             1,130
                                              ---------- -------------- -----------------
  Other invested assets/(2)/................. $    2,602 $          814 $           1,788
                                              ========== ============== =================
  Securities purchased under agreement to
   resell.................................... $       79 $           -- $              79
                                              ========== ============== =================

LIABILITIES/(3)/
Description
Derivatives:
Equity contracts............................. $      673 $          673 $              --
Interest rate contracts......................        104            104                --
Credit contracts.............................         37             37                --
                                              ---------- -------------- -----------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................        814            814                --
Total Derivatives, not subject to an ISDA
  Master Agreement...........................         --             --                --
                                              ---------- -------------- -----------------
  Total Derivatives..........................        814            814                --
Other non-financial liabilities..............      2,534             --             2,534
                                              ---------- -------------- -----------------
  Other liabilities.......................... $    3,348 $          814 $           2,534
                                              ========== ============== =================
  Securities sold under agreement to
   repurchase................................ $    1,890 $           -- $           1,890
                                              ========== ============== =================

  /(1)/Excludes Investment Management segment's $13 million net derivative assets, $6 million long exchange traded options and $75 million of securities borrowed.
  /(2)/Includes $141 million related to accrued interest related to derivative instruments reported in other assets on the consolidated balance sheets. /(3)/Excludes Investment Management segment's $12 million net derivative liabilities, $1 million short exchange traded options and $10 million of securities loaned.
  /(4)/Includes margin of $(2) million related to derivative instruments.

   The following table presents information about the Insurance segment's gross collateral amounts that are not offset in the consolidated balance sheets at December 31, 2015.

    Gross Collateral Amounts Not Offset in the Consolidated Balance Sheets
                             At December 31, 2015

                                                                    Collateral (Received)/Held
                                                                    -------------------------
                                                                     Financial                     Net
                                              Fair Value of Assets  Instruments      Cash        Amounts
                                              --------------------  -----------  ------------  ------------
                                                                      (In Millions)
ASSETS/(1)/
Counterparty A...............................      $            52  $        --  $        (52) $         --
Counterparty B...............................                    9           --            (7)            2
Counterparty C...............................                   61           --           (58)            3
Counterparty D...............................                  222           --          (218)            4
Counterparty E...............................                   53           --           (53)           --
Counterparty F...............................                   (2)          --             2            --
Counterparty G...............................                  129           --          (129)           --
Counterparty H...............................                   16          (11)           (5)           --
Counterparty I...............................                   44           --           (39)            5
Counterparty J...............................                   19           --           (13)            6
Counterparty K...............................                   17           --           (17)           --
Counterparty L...............................                    7           --            (7)           --
Counterparty M...............................                   11           --           (10)            1
Counterparty N...............................                   20           --            --            20
Counterparty Q...............................                   --           --            --            --
Counterparty T...............................                   (3)          --             3            --
Counterparty U...............................                   --           --             1             1
Counterparty V...............................                    3           --            (3)           --
                                                   ---------------  -----------  ------------  ------------
  Total Derivatives..........................      $           658  $       (11) $       (605) $         42
Other financial instruments/(2) (4)/.........                1,130           --            --         1,130
                                                   ---------------  -----------  ------------  ------------
  Other invested assets/(2)/.................      $         1,788  $       (11) $       (605) $      1,172
                                                   ===============  ===========  ============  ============
Counterparty M...............................      $            28  $       (28) $         --  $         --
Counterparty V...............................      $            51  $       (51) $         --  $         --
                                                   ---------------  -----------  ------------  ------------
Securities purchased under agreement to
  resell.....................................      $            79  $       (79) $         --  $         --
                                                   ===============  ===========  ============  ============
LIABILITIES/(3)/
Counterparty D...............................      $           234  $      (234) $         --            --
Counterparty C...............................                1,033       (1,016)          (17)           --
Counterparty M...............................                  623         (611)          (12)           --
                                                   ---------------  -----------  ------------  ------------
  Securities sold under agreement to
   repurchase................................      $         1,890  $    (1,861) $        (29) $         --
                                                   ===============  ===========  ============  ============

  /(1)/Excludes Investment Management segment's cash collateral received of $2 million related to derivative assets and $75 million related to securities borrowed.
  /(2)/Includes $141 million of accrued interest related to derivative instruments reported in other assets on the consolidated balance sheets. /(3)/Excludes Investment Management segment's cash collateral pledged of
       $12 million related to derivative liabilities and $10 million related to securities loaned.
  /(4)/Includes margin of $(2) million related to derivative instruments.

   The following table presents information about repurchase agreements accounted for as secured borrowings in the consolidated balance sheets at December 31, 2015.

         Repurchase Agreement Accounted for as Secured Borrowings/(1)/

                                                               At December 31, 2015
                                              ------------------------------------------------------
                                                 Remaining Contractual Maturity of the Agreements
                                              ------------------------------------------------------
                                              Overnight and  Up to 30   30-90  Greater Than
                                               Continuous      days     days     90 days     Total
                                              ------------- ---------- ------- ------------ --------
                                                                  (In Millions)
Securities sold under agreement to repurchase
  U.S. Treasury and agency securities........   $        -- $    1,865 $    25   $       -- $  1,890
                                                ----------- ---------- -------   ---------- --------
Total........................................   $        -- $    1,865 $    25   $       -- $  1,890
                                                ----------- ---------- -------   ---------- --------
Securities purchased under agreement to resell
  Corporate securities.......................   $        -- $       79 $    --   $       -- $     79
                                                ----------- ---------- -------   ---------- --------
Total........................................   $        -- $       79 $    --   $       -- $     79
                                                ----------- ---------- -------   ---------- --------

  /(1)/Excludes Investment Management segment's $75 million of securities borrowed and $10 million of securities loaned.

   NET INVESTMENT INCOME (LOSS)

   The following table breaks out Net investment income (loss) by asset category:

                                              TWELVE MONTHS ENDED DECEMBER 31
                                              -------------------------------
                                                 2016       2015       2014
                                              ---------  ---------  ---------
                                                       (IN MILLIONS)

Fixed maturities............................. $   1,418  $   1,420  $   1,431
Mortgage loans on real estate................       461        338        306
Repurchase agreement.........................         1          1         --
Other equity investments.....................       170         84        200
Policy loans.................................       210        213        216
Trading securities...........................        80         17         63
Other investment income......................        44         40         49
                                              ---------  ---------  ---------
  Gross investment income (loss).............     2,384      2,113      2,265
Investment expenses..........................       (66)       (56)       (55)
                                              ---------  ---------  ---------
Net Investment Income (Loss)................. $   2,318  $   2,057  $   2,210
                                              =========  =========  =========

   For 2016, 2015 and 2014, respectively, Net investment income (loss) from derivatives included $(4) million, $474 million and $899 million of realized gains (losses) on contracts closed during those periods and $(458) million, $(555) million and $706 million of unrealized gains (losses) on derivative positions at each respective year end.

   Net unrealized and realized gains (losses) on trading account equity securities are included in Net investment income (loss) in the consolidated statements of income (loss). The table below shows a breakdown of Net investment income from trading account securities during the years ended 2016, 2015 and 2014:

             NET INVESTMENT INCOME (LOSS) FROM TRADING SECURITIES

                                                  TWELVE MONTHS ENDED DECEMBER 31,
                                              ----------------------------------------
                                                  2016          2015          2014
                                              ------------  ------------  ------------
                                                           (IN MILLIONS)

Net investment gains (losses) recognized
  during the period on securities held at
  the end of the period...................... $        (19) $        (63) $         --
Net investment gains (losses) recognized on
  securities sold during the period..........          (22)           20            22
                                              ------------  ------------  ------------
Unrealized and realized gains (losses) on
  trading securities.........................          (41)          (43)           22
Interest and dividend income from trading
  securities.................................          121            60            41
                                              ------------  ------------  ------------
Net investment income (loss) from trading
  securities................................. $         80  $         17  $         63
                                              ------------  ------------  ------------

   INVESTMENT GAINS (LOSSES), NET

   Investment gains (losses), net including changes in the valuation allowances and OTTI are as follows:

                                              TWELVE MONTHS ENDED DECEMBER 31,
                                              ------------------------------
                                                2016        2015       2014
                                              --------   ---------  ---------
                                                       (IN MILLIONS)

Fixed maturities............................. $     (3)  $     (17) $     (54)
Mortgage loans on real estate................       (2)         (1)        (3)
Other equity investments.....................       (2)         (5)        (2)
Other........................................       23           3          1
                                              --------   ---------  ---------
Investment Gains (Losses), Net............... $     16   $     (20) $     (58)
                                              ========   =========  =========

   For 2016, 2015 and 2014, respectively, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances totaled $4 million, $4 million and $5 million.

4) GOODWILL AND OTHER INTANGIBLE ASSETS

   The carrying value of goodwill related to AB totaled $3,584 million and $3,562 million at December 31, 2016 and 2015, respectively. The Company annually tests goodwill for recoverability at December 31. The first step of the goodwill impairment test is used to identify potential impairment by comparing the fair value of its investment in AB, the reporting unit, to its carrying value. If the fair value of the reporting unit exceeds its carrying value, goodwill is not considered to be impaired and the second step of the impairment test is not performed. However, if the carrying value of the reporting unit exceeds its fair value, the second step of the goodwill impairment test is performed by measuring the amount of impairment loss only if the result indicates a potential impairment. The second step compares the implied fair value of the reporting unit to the aggregated fair values of its individual assets and liabilities to determine the amount of impairment, if any. The Company also assesses this goodwill for recoverability at each interim reporting period in consideration of facts and circumstances that may indicate a shortfall of the fair value of its investment in AB as compared to its carrying value and thereby require re-performance of its annual impairment testing.

   The Company primarily uses a discounted cash flow valuation technique to measure the fair value of its investment in AB for purpose of goodwill impairment testing. The cash flows used in this technique are sourced from AB's current business plan and projected thereafter over the estimated life of the goodwill asset by applying an annual growth rate assumption. The present value amount that results from discounting these expected cash flows is then adjusted to reflect the noncontrolling interest in AB as well as taxes incurred at the Company level in order to determine the fair value of its investment in AB. At December 31, 2016 and 2015, the Company determined that goodwill was not impaired as the fair value of its investment in AB exceeded its carrying value at each respective date. Similarly, no impairments resulted from the Company's interim assessments of goodwill recoverability during the periods then ended.

   The gross carrying amount of AB related intangible assets was $625 million and $610 million at December 31, 2016 and 2015, respectively and the accumulated amortization of these intangible assets was $468 million and $439 million at December 31, 2016 and 2015, respectively. Amortization expense related to the AB intangible assets totaled $29 million, $28 million and $27 million for 2016, 2015 and 2014, respectively, and estimated amortization expense for each of the next five years is expected to be approximately $29 million.

   At December 31, 2016 and 2015, respectively, net deferred sales commissions totaled $64 million and $99 million and are included within Other assets.
   The estimated amortization expense of deferred sales commissions, based on the December 31, 2016 net asset balance for each of the next five years is $32 million, $21 million, $8 million, $3 million and $0 million. The Company tests the deferred sales commission asset for impairment quarterly by comparing undiscounted future cash flows to the recorded value, net of accumulated amortization. Each quarter, significant assumptions used to estimate the future cash flows are updated to reflect management's consideration of current market conditions on expectations made with respect to future market levels and redemption rates. As of December 31, 2016, the Company determined that the deferred sales commission asset was not impaired.

   On September 23, 2016, AB acquired a 100% ownership interest in Ramius Alternative Solutions LLC ("RASL"), a global alternative investment management business that, as of the acquisition date, had approximately $2.5 billion in AUM. RASL offers a range of customized alternative investment and advisory solutions to a global institutional client base. On the acquisition date, AB made a cash payment of $21 million and recorded a contingent consideration payable of $12 million based on projected fee revenues over a five-year measurement period. The excess of the purchase price over the current fair value of identifiable net assets acquired resulted in the recognition of $22 million of goodwill. AB recorded
   $10 million of definite-lived intangible assets relating to investment management contracts.

   On June 20, 2014, AB acquired an approximate 82.0% ownership interest in CPH Capital Fondsmaeglerselskab A/S ("CPH"), a Danish asset management firm that managed approximately $3,000 million in global core equity assets for institutional investors, for a cash payment of $64 million and a contingent consideration payable of $9 million based on projected assets under management levels over a three-year measurement period. The excess of the purchase price over the fair value of identifiable assets acquired resulted in the recognition of $58 million of goodwill. AB recorded $24 million of finite-lived intangible assets relating to separately-managed account relationships and $4 million of indefinite-lived intangible assets relating to an acquired fund's investment contract. AB also recorded redeemable non-controlling interest of $17 million relating to the fair value of the portion of CPH AB does not own. During 2015 and 2016, AB purchased additional shares of CPH, bringing AB's ownership interest to 90.0% as of December 31, 2016.

   Capitalized Software

   Capitalized software, net of accumulated amortization, amounted to $170 million and $157 million at December 31, 2016 and 2015, respectively. Amortization of capitalized software in 2016, 2015 and 2014 were $52 million, $55 million and $50 million, respectively.

5) CLOSED BLOCK

   Summarized financial information for the AXA Equitable Closed Block is as follows:

                                                DECEMBER 31,
                                              -----------------
                                                2016     2015
                                              -------- --------
                                                (IN MILLIONS)
CLOSED BLOCK LIABILITIES:
Future policy benefits, policyholders'
  account balances and other................. $  7,179 $  7,363
Policyholder dividend obligation.............       52       81
Other liabilities............................       43      100
                                              -------- --------
Total Closed Block liabilities...............    7,274    7,544
                                              -------- --------
ASSETS DESIGNATED TO THE CLOSED BLOCK:
Fixed maturities, available for sale, at
  fair value (amortized cost of $3,884 and
  $4,426)....................................    4,025    4,599
Mortgage loans on real estate................    1,623    1,575
Policy loans.................................      839      881
Cash and other invested assets...............      444       49
Other assets.................................      181      258
                                              -------- --------
Total assets designated to the Closed Block..    7,112    7,362
                                              -------- --------
Excess of Closed Block liabilities over
  assets designated to the Closed Block......      162      182
Amounts included in accumulated other
  comprehensive income (loss):
  Net unrealized investment gains (losses),
   net of policyholder dividend obligation
   of $(52) and $(81)........................      100      103
                                              -------- --------
Maximum Future Income To Be Recognized From
  Closed Block Assets and Liabilities........ $    262 $    285
                                              ======== ========

   AXA Equitable's Closed Block revenues and expenses follow:

                                               2016    2015    2014
                                              ------  ------  ------
                                                   (IN MILLIONS)
REVENUES:
Premiums and other income.................... $  212  $  236  $  246
Investment income (loss).....................    349     368     378
Net investment gains (losses)................     (1)      2      (4)
                                              ------  ------  ------
Total revenues...............................    560     606     620
                                              ------  ------  ------
BENEFITS AND OTHER DEDUCTIONS:
Policyholders' benefits and dividends........    522     550     570
Other operating costs and expenses...........      4       4       4
                                              ------  ------  ------
Total benefits and other deductions..........    526     554     574
                                              ------  ------  ------
Net revenues, before income taxes............     34      52      46
Income tax (expense) benefit.................    (12)    (18)    (16)
                                              ------  ------  ------
Net Revenues (Losses)........................ $   22  $   34  $   30
                                              ======  ======  ======

   A reconciliation of AXA Equitable's policyholder dividend obligation follows:

                                                 DECEMBER 31,
                                              -----------------
                                                2016     2015
                                              -------  --------
                                                (IN MILLIONS)
Balances, beginning of year.................. $    81  $    201
Unrealized investment gains (losses).........     (29)     (120)
                                              -------  --------
Balances, End of year........................ $    52  $     81
                                              =======  ========

6) CONTRACTHOLDER BONUS INTEREST CREDITS AND DEFERRED ACQUISITION COST

   Changes in the deferred asset for contractholder bonus interest credits are as follows:

                                               DECEMBER 31,
                                              --------------
                                               2016    2015
                                              ------  ------
                                               (IN MILLIONS)
Balance, beginning of year................... $  534  $  557
Contractholder bonus interest credits
  deferred...................................     13      17
Amortization charged to income...............    (43)    (40)
                                              ------  ------
Balance, End of Year......................... $  504  $  534
                                              ======  ======

   Changes in deferred acquisition costs were as follows:

                                                 DECEMBER 31,
                                              ------------------
                                                2016      2015
                                              --------  --------
                                                 (IN MILLIONS)
Balance, beginning of year................... $  5,139  $  4,801
Capitalization of commissions, sales and
  issue expenses.............................      594       615
Amortization.................................     (881)     (361)
Change in unrealized investment gains and
  losses.....................................       --        84
                                              --------  --------
Balance, End of Year......................... $  4,852  $  5,139
                                              ========  ========

7) FAIR VALUE DISCLOSURES

   Assets and liabilities measured at fair value on a recurring basis are summarized below. At December 31, 2016 and 2015, no assets were required to be measured at fair value on a non-recurring basis. Fair value measurements are required on a non-recurring basis for certain assets, including goodwill and mortgage loans on real estate, only when an OTTI or other event occurs. When such fair value measurements are recorded, they must be classified and disclosed within the fair value hierarchy.

                 FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2016

                                                LEVEL 1    LEVEL 2    LEVEL 3     TOTAL
                                               ---------- ---------  --------- ----------
                                                              (IN MILLIONS)
ASSETS
Investments:
  Fixed maturities, available-for-sale:
   Public Corporate........................... $       -- $  12,984  $      28 $   13,012
   Private Corporate..........................         --     6,223        817      7,040
   U.S. Treasury, government and agency.......         --    10,336         --     10,336
   States and political subdivisions..........         --       451         42        493
   Foreign governments........................         --       390         --        390
   Commercial mortgage-backed.................         --        22        349        371
   Residential mortgage-backed/(1)/...........         --       314         --        314
   Asset-backed/(2)/..........................         --        36         24         60
   Redeemable preferred stock.................        218       335          1        554
                                               ---------- ---------  --------- ----------
     Subtotal.................................        218    31,091      1,261     32,570
                                               ---------- ---------  --------- ----------
  Other equity investments....................          3        --          5          8
  Trading securities..........................        478     8,656         --      9,134
  Other invested assets:
   Short-term investments.....................         --       574         --        574
   Assets of consolidated VIEs................        342       205          6        553
   Swaps......................................         --      (925)        --       (925)
   Credit Default Swaps.......................         --         5         --          5
   Futures....................................         --        --         --         --
   Options....................................         --       960         --        960
   Floors.....................................         --        11         --         11
                                               ---------- ---------  --------- ----------
     Subtotal.................................        342       830          6      1,178
                                               ---------- ---------  --------- ----------
Cash equivalents..............................      1,529        --         --      1,529
Segregated securities.........................         --       946         --        946
GMIB reinsurance contracts asset..............         --        --     10,316     10,316
Separate Accounts' assets.....................    108,085     2,818        313    111,216
                                               ---------- ---------  --------- ----------
   Total Assets............................... $  110,655 $  44,341  $  11,901 $  166,897
                                               ========== =========  ========= ==========
LIABILITIES
GMxB derivative features' liability........... $       -- $      --  $   5,348 $    5,348
SCS, SIO, MSO and IUL indexed features'
  liability...................................         --       875         --        875
Liabilities of consolidated VIEs..............        248         2         --        250
Contingent payment arrangements...............         --        --         18         18
                                               ---------- ---------  --------- ----------
   Total Liabilities.......................... $      248 $     877  $   5,366 $    6,491
                                               ========== =========  ========= ==========

  /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

                 Fair Value Measurements at December 31, 2015

                                                 Level 1    Level 2    Level 3     Total
                                               ----------  ---------  --------- ----------
                                                              (In Millions)
ASSETS
Investments:
  Fixed maturities, available-for-sale:
   Public Corporate........................... $       --  $  13,345  $      31 $   13,376
   Private Corporate..........................         --      6,537        389      6,926
   U.S. Treasury, government and agency.......         --      8,775         --      8,775
   States and political subdivisions..........         --        459         45        504
   Foreign governments........................         --        414          1        415
   Commercial mortgage-backed.................         --         30        503        533
   Residential mortgage-backed/(1)/...........         --        640         --        640
   Asset-backed/(2)/..........................         --         37         40         77
   Redeemable preferred stock.................        258        389         --        647
                                               ----------  ---------  --------- ----------
     Subtotal.................................        258     30,626      1,009     31,893
                                               ----------  ---------  --------- ----------
  Other equity investments....................         16         --         49         65
  Trading securities..........................        735      6,151         --      6,886
  Other invested assets:
   Short-term investments.....................         --        369         --        369
   Swaps......................................         --        230         --        230
   Credit Default Swaps.......................         --        (22)        --        (22)
   Futures....................................         (1)        --         --         (1)
   Options....................................         --        390         --        390
   Floors.....................................         --         61         --         61
   Currency Contracts.........................         --          1         --          1
                                               ----------  ---------  --------- ----------
     Subtotal.................................         (1)     1,029         --      1,028
                                               ----------  ---------  --------- ----------
Cash equivalents..............................      2,150         --         --      2,150
Segregated securities.........................         --        565         --        565
GMIB reinsurance contracts asset..............         --         --     10,585     10,585
Separate Accounts' assets.....................    104,058      2,964        313    107,335
                                               ----------  ---------  --------- ----------
   Total Assets............................... $  107,216  $  41,335  $  11,956 $  160,507
                                               ==========  =========  ========= ==========
LIABILITIES
GMxB derivative features' liability........... $       --  $      --  $   5,172 $    5,172
SCS, SIO, MSO and IUL indexed features'
  liability...................................         --        298         --        298
Contingent payment arrangements...............         --         --         31         31
                                               ----------  ---------  --------- ----------
   Total Liabilities.......................... $       --  $     298  $   5,203 $    5,501
                                               ==========  =========  ========= ==========

  /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

   At December 31, 2016 and 2015, respectively, the fair value of public fixed maturities was approximately $24,918 million and $24,216 million or approximately 16.0% and 16.2% of the Company's total assets measured at fair value on a recurring basis (excluding GMIB reinsurance contracts and segregated securities measured at fair value on a recurring basis). The fair values of the Company's public fixed maturity securities are generally based on prices obtained from independent valuation service providers and for which the Company maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. Although each security generally is priced by multiple independent valuation service providers, the Company ultimately uses the price received from the independent valuation service provider highest in the vendor hierarchy based on the respective asset type, with limited exception. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades. Consistent with the fair value hierarchy, public fixed maturity securities validated in this manner generally are reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If as a result it is determined that the independent valuation service provider is able to reprice the security in a manner agreed as more consistent with current market observations, the security remains within Level 2. Alternatively, a Level 3 classification may result if the pricing information then is sourced from another vendor, non-binding broker quotes, or internally-developed valuations for which the Company's own assumptions about market-participant inputs would be used in pricing the security.

   At December 31, 2016 and 2015, respectively, the fair value of private fixed maturities was approximately $7,652 million and $7,677 million or approximately 4.9% and 5.1% of the Company's total assets measured at fair value on a recurring basis. The fair values of some of the Company's private fixed maturities are determined from prices obtained from independent valuation service providers. Prices not obtained from an independent valuation service provider are determined by using a discounted cash flow model or a market comparable company valuation technique. In certain cases, these models use observable inputs with a discount rate based upon the average of spread surveys collected from private market intermediaries who are active in both primary and secondary transactions, taking into account, among other factors, the credit quality and industry sector of the issuer and the reduced liquidity associated with private placements. Generally, these securities have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model or a market comparable company valuation technique may also incorporate unobservable inputs, which reflect the Company's own assumptions about the inputs market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the fair value measurement of a security, a Level 3 classification generally is made.

   As disclosed in Note 3, at December 31, 2016 and 2015, respectively, the net fair value of freestanding derivative positions was approximately
   $51 million and $659 million or approximately 8.2% and 64.1% of Other invested assets measured at fair value on a recurring basis. The fair values of the Company's derivative positions are generally based on prices obtained either from independent valuation service providers or derived by applying market inputs from recognized vendors into industry standard pricing models. The majority of these derivative contracts are traded in the Over-The-Counter ("OTC") derivative market and are classified in Level 2. The fair values of derivative assets and liabilities traded in the OTC market are determined using quantitative models that require use of the contractual terms of the derivative instruments and multiple market inputs, including interest rates, prices, and indices to generate continuous yield or pricing curves, including overnight index swap ("OIS") curves, and volatility factors, which then are applied to value the positions. The predominance of market inputs is actively quoted and can be validated through external sources or reliably interpolated if less observable. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If as a result it is determined that the independent valuation service provider is able to reprice the derivative instrument in a manner agreed as more consistent with current market observations, the position remains within Level 2. Alternatively, a Level 3 classification may result if the pricing information then is sourced from another vendor, non-binding broker quotes, or internally-developed valuations for which the Company's own assumptions about market-participant inputs would be used in pricing the security.

   At December 31, 2016 and 2015 respectively, investments classified as Level 1 comprise approximately 71.1% and 71.8% of assets measured at fair value on a recurring basis and primarily include redeemable preferred stock, trading securities, cash equivalents and Separate Accounts assets. Fair value measurements classified as Level 1 include exchange-traded prices of fixed maturities, equity securities and derivative contracts, and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. Cash equivalents classified as Level 1 include money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less, and are carried at cost as a proxy for fair value measurement due to their short-term nature.

   At December 31, 2016 and 2015 respectively, investments classified as Level 2 comprise approximately 27.9% and 27.3% of assets measured at fair value on a recurring basis and primarily include U.S. government and agency securities and certain corporate debt securities, such as public and private fixed maturities. As market quotes generally are not readily available or accessible for these securities, their fair value measures are determined utilizing relevant information generated by market transactions involving comparable securities and often are based on model pricing techniques that effectively discount prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. Segregated securities classified as Level 2 are U.S. Treasury Bills segregated by AB in a special reserve bank custody account for the exclusive benefit of brokerage customers, as required by Rule 15c3-3 of the Exchange Act and for which fair values are based on quoted yields in secondary markets.

   Observable inputs generally used to measure the fair value of securities classified as Level 2 include benchmark yields, reported secondary trades, issuer spreads, benchmark securities and other reference data. Additional observable inputs are used when available, and as may be appropriate, for certain security types, such as prepayment, default, and collateral information for the purpose of measuring the fair value of mortgage- and asset-backed securities. At December 31, 2016 and 2015, respectively, approximately $340 million and $673 million of AAA-rated mortgage- and asset-backed securities are classified as Level 2 for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently contracted, market activity in these sectors.

   The Company's SCS and EQUI-VEST variable annuity products, the IUL product, and in the MSO fund available in some life contracts offer investment options which permit the contract owner to participate in the performance of an index, ETF or commodity price. These investment options, which depending on the product and on the index selected can currently have 1, 3, or 5 year terms, provide for participation in the performance of specified indices, ETF or commodity price movement up to a segment-specific declared maximum rate. Under certain conditions that vary by product, e.g. holding these segments for the full term, these segments also shield policyholders from some or all negative investment performance associated with these indices, ETF or commodity prices. These investment options have defined formulaic liability amounts, and the current values of the option component of these segment reserves are accounted for as Level 2 embedded derivatives. The fair values of these embedded derivatives are based on prices obtained from independent valuation service providers.

   At December 31, 2016 and 2015, respectively, investments classified as Level 3 comprised approximately 1.0% and 0.9% of assets measured at fair value on a recurring basis and primarily include commercial mortgage-backed securities ("CMBS") and corporate debt securities, such as private fixed maturities. Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. Included in the Level 3 classification at December 31, 2016 and 2015, respectively, were approximately $111 million and $119 million of fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data. The Company applies various due-diligence procedures, as considered appropriate, to validate these non-binding broker quotes for reasonableness, based on its understanding of the markets, including use of internally-developed assumptions about inputs a market participant would use to price the security. In addition, approximately $373 million and $543 million of mortgage- and asset-backed securities, including CMBS, are classified as Level 3 at December 31, 2016 and 2015, respectively. The Company utilizes prices obtained from an independent valuation service vendor to measure fair value of CMBS securities.

   The Company also issues certain benefits on its variable annuity products that are accounted for as derivatives and are also considered Level 3. The GMIBNLG feature allows the policyholder to receive guaranteed minimum lifetime annuity payments based on predetermined annuity purchase rates applied to the contract's benefit base if and when the contract account value is depleted and the NLG feature is activated. The GMWB feature allows the policyholder to withdraw at minimum, over the life of the contract, an amount based on the contract's benefit base. The GWBL feature allows the policyholder to withdraw, each year for the life of the contract, a specified annual percentage of an amount based on the contract's benefit base. The GMAB feature increases the contract account value at the end of a specified period to a GMAB base. The GIB feature provides a lifetime annuity based on predetermined annuity purchase rates if and when the contract account value is depleted. This lifetime annuity is based on predetermined annuity purchase rates applied to a GIB base.

   Level 3 also includes the GMIB reinsurance contract asset and liabilities which are accounted for as derivative contracts. The GMIB reinsurance contract asset and liabilities' fair value reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios while GMxB derivative features' liability reflects the present value of expected future payments (benefits) less fees, adjusted for risk margins and nonperformance risk, attributable to guarantee embedded derivative features over a range of market-consistent economic scenarios.

   The valuations of the GMIB reinsurance contract asset and GMxB derivative features' liability incorporate significant non-observable assumptions related to policyholder behavior, risk margins and projections of equity separate account funds. The credit risks of the counterparty and of the Company are considered in determining the fair values of its GMIB reinsurance contract asset and GMxB derivative features' liability positions, respectively, after taking into account the effects of collateral arrangements. Incremental adjustment to the swap curve, adjusted for non-performance risk, is made to the resulting fair values of the GMIB reinsurance contract asset and liabilities to reflect change in the claims-paying ratings of counterparties. Equity and fixed income volatilities were modeled to reflect current market volatilities. Due to the unique, long duration of the GMIBNLG feature, adjustments were made to the equity volatilities to remove the illiquidity bias associated with the longer tenors and risk margins were applied to the non-capital markets inputs to the GMIBNLG valuations.

   After giving consideration to collateral arrangements, the Company reduced the fair value of its GMIB reinsurance contract asset by $139 million and $123 million at December 31, 2016 and 2015, respectively, to recognize incremental counterparty nonperformance risk.

   In second quarter 2014, the Company refined the fair value calculation of the GMIB reinsurance contract asset and GWBL, GIB and GMAB liabilities, utilizing scenarios that explicitly reflect risk free bond and equity components separately (previously aggregated and including counterparty risk premium embedded in swap rates) and stochastic interest rates for projecting and discounting cash flows (previously a single yield curve). The net impacts of these refinements were a $510 million increase to the GMIB reinsurance contract asset and a $37 million increase in the GWBL, GIB and GMAB liability which are reported in the Company's consolidated statements of Income (Loss) as Increase (decrease) in the fair value of the reinsurance contract asset and Policyholders' benefits, respectively.

   The Company's Level 3 liabilities include contingent payment arrangements associated with acquisitions in 2010, 2013 and 2014 by AB. At each reporting date, AB estimates the fair values of the contingent consideration expected to be paid based upon probability-weighted AUM and revenue projections, using unobservable market data inputs, which are included in Level 3 of the valuation hierarchy.

   As of December 31, 2016, five of the Company's consolidated VIEs that are open-end Luxembourg funds hold $6 million of investments that are classified as Level 3. They primarily consist of corporate bonds that are vendor priced with no ratings available, bank loans, non-agency collateralized mortgage obligations and asset-backed securities.

   In 2016, AFS fixed maturities with fair values of $62 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $25 million were transferred from Level 2 into the Level 3 classification. During the third quarter of 2016, one of AB's private securities went public and, due to a trading restriction period, $56 million was transferred from a Level 3 to a Level 2 classification. These transfers in the aggregate represent approximately 0.9% of total equity at December 31, 2016.

   In 2015, AFS fixed maturities with fair values of $125 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $99 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 1.3% of total equity at December 31, 2015.

   The table below presents a reconciliation for all Level 3 assets and liabilities at December 31, 2016, 2015 and 2014 respectively.

                              LEVEL 3 INSTRUMENTS
                            FAIR VALUE MEASUREMENTS

                                                             STATE AND              COMMERCIAL  RESIDENTIAL
                                                             POLITICAL     FOREIGN  MORTGAGE-    MORTGAGE-    ASSET-
                                                CORPORATE  SUB-DIVISIONS    GOVTS     BACKED      BACKED      BACKED
                                                ---------  -------------  --------  ----------  -----------  --------
                                                                            (IN MILLIONS)
BALANCE, JANUARY 1, 2016....................... $     420    $        45  $      1  $      503    $      --  $     40
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Net investment income (loss)..............        --             --        --          --           --        --
     Investment gains (losses), net............         1             --        --         (67)          --        --
                                                ---------    -----------  --------  ----------    ---------  --------
  Subtotal.....................................         1             --        --         (67)          --        --
                                                ---------    -----------  --------  ----------    ---------  --------
Other comprehensive income (loss)..............         7             (2)       --          14           --         1
Purchases......................................       572             --        --          --           --        --
Sales..........................................      (142)            (1)       --         (87)          --        (8)
Transfers into Level 3/(1)/....................        25             --        --          --           --        --
Transfers out of Level 3/(1)/..................       (38)            --        (1)        (14)          --        (9)
                                                ---------    -----------  --------  ----------    ---------  --------
BALANCE, DECEMBER 31, 2016..................... $     845    $        42  $     --  $      349    $      --  $     24
                                                =========    ===========  ========  ==========    =========  ========

BALANCE, JANUARY 1, 2015....................... $     380    $        47  $     --  $      715    $       2  $     53
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Net investment income (loss)..............         3             --        --           1           --        --
     Investment gains (losses), net............         2             --        --         (38)          --        --
                                                ---------    -----------  --------  ----------    ---------  --------
  Subtotal.....................................         5             --        --         (37)          --        --
                                                ---------    -----------  --------  ----------    ---------  --------
Other comprehensive income (loss)..............       (25)            (1)       --          64           --        (4)
Purchases......................................        60             --         1          --           --        --
Sales..........................................       (38)            (1)       --        (175)          (2)       (9)
Transfers into Level 3/(1)/....................        99             --        --          --           --        --
Transfers out of Level 3/(1)/..................       (61)            --        --         (64)          --        --
                                                ---------    -----------  --------  ----------    ---------  --------
BALANCE, DECEMBER 31, 2015..................... $     420    $        45  $      1  $      503    $      --  $     40
                                                =========    ===========  ========  ==========    =========  ========

                              Level 3 Instruments
                            Fair Value Measurements

                                                             State and             Commercial  Residential
                                                             Political    Foreign  Mortgage-    Mortgage-    Asset-
                                                Corporate  Sub-divisions   Govts     backed      backed      backed
                                                ---------  -------------  -------- ----------  -----------  -------
                                                                           (In Millions)

BALANCE, JANUARY 1, 2014....................... $     291    $        46  $     -- $      700     $      4  $    83
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Net investment income (loss)..............         2             --        --          2           --       --
     Investment gains (losses), net............         3             --        --        (89)          --       --
                                                ---------    -----------  -------- ----------     --------  -------
  Subtotal.....................................         5             --        --        (87)          --       --
                                                ---------    -----------  -------- ----------     --------  -------
Other comprehensive income (loss)..............         6              2        --        135           --        7
Purchases......................................       162             --        --         --           --       --
Sales..........................................       (30)            (1)       --        (20)          (2)     (37)
Transfers into Level 3/(1)/....................        15             --        --         --           --       --
Transfers out of Level 3/(1)/..................       (69)            --        --        (13)          --       --
                                                ---------    -----------  -------- ----------     --------  -------
BALANCE, DECEMBER 31, 2014..................... $     380    $        47  $     -- $      715     $      2  $    53
                                                =========    ===========  ======== ==========     ========  =======

                                                                                                         GMXB
                                                REDEEMABLE       OTHER           GMIB      SEPARATE   DERIVATIVE  CONTINGENT
                                                PREFERRED       EQUITY        REINSURANCE  ACCOUNTS   FEATURES'     PAYMENT
                                                  STOCK     INVESTMENTS/(2)/     ASSET      ASSETS    LIABILITY   ARRANGEMENT
                                                ----------- ---------------  ------------  --------  -----------  -----------
                                                                                (IN MILLIONS)
BALANCE, JANUARY 1, 2016....................... $        --   $          49  $     10,585  $    313  $    (5,172)          31
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Net investment income (loss)..............          --              --            --        --           --           --
     Investment gains (losses), net............          --              --            --        19           --           --
     Net derivative gains (losses).............          --              --          (262)       --          137           --
                                                -----------   -------------  ------------  --------  -----------  -----------
  Subtotal.....................................          --              --          (262)       19          137           --
                                                -----------   -------------  ------------  --------  -----------  -----------
Other comprehensive income (loss)..............          --              (2)           --        --           --           --
Purchases/(3)/.................................           1              --           223        10         (317)          11
Sales/(4)/.....................................          --              --          (230)       --            4           --
Settlements/(5)/...............................          --              --            --        (7)          --          (24)
Activities related to VIEs.....................          --              20            --        --           --           --
Transfers into Level 3/(1)/....................          --              --            --         1           --           --
Transfers out of Level 3/(1)/..................          --             (56)           --       (23)          --           --
                                                -----------   -------------  ------------  --------  -----------  -----------
BALANCE, DECEMBER 31, 2016..................... $         1   $          11  $     10,316  $    313  $    (5,348) $        18
                                                ===========   =============  ============  ========  ===========  ===========

BALANCE, JANUARY 1, 2015....................... $        --   $          61  $     10,725  $    260  $    (4,150)          42
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Net investment income (loss)..............          --              --            --        --           --           --
     Investment gains (losses), net............          --               5            --        36           --           --
     Net derivative gains (losses).............          --              --          (316)       --         (749)          --
                                                -----------   -------------  ------------  --------  -----------  -----------
  Subtotal.....................................          --               5          (316)       36         (749)          --
                                                -----------   -------------  ------------  --------  -----------  -----------

                                                                                                           GMxB
                                                 Redeemable        Other           GMIB      Separate   derivative  Contingent
                                                 Preferred        Equity        Reinsurance  Accounts   features'     Payment
                                                   Stock      Investments/(2)/     Asset      Assets    liability   Arrangement
                                                -----------  -----------------  -----------  --------  -----------  -----------
                                                                                 (In Millions)
Purchases/(3)/................................. $        --  $               1  $       229  $     26  $      (274) $        --
Sales/(4)/.....................................          --                (20)         (53)       (2)           1          (11)
Settlements/(5)/...............................          --                 --           --        (5)          --           --
Transfers into Level 3/(1)/....................          --                 --           --        --           --           --
Transfers out of Level 3/(1)/..................          --                 --           --        (2)          --           --
                                                -----------  -----------------  -----------  --------  -----------  -----------
BALANCE, DECEMBER 31, 2015..................... $        --  $              49  $    10,585  $    313  $    (5,172) $        31
                                                ===========  =================  ===========  ========  ===========  ===========

                                                                                                           GMxB
                                                 Redeemable        Other           GMIB      Separate   derivative  Contingent
                                                 Preferred        Equity        Reinsurance  Accounts   features'     Payment
                                                   Stock      Investments/(2)/     Asset      Assets    liability   Arrangement
                                                -----------  -----------------  -----------  --------  -----------  -----------
                                                                                 (In Millions)

BALANCE, JANUARY 1, 2014....................... $        15  $              52  $     6,758  $    237  $    (2,025) $        38
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Net investment income (loss)..............          --                  3           --        --           --           --
     Investment gains (losses), net............          --                  1           --        15           --           --
     Net derivative gains (losses).............          --                 --        3,855        --       (1,874)          --
                                                -----------  -----------------  -----------  --------  -----------  -----------
  Subtotal.....................................          --                  4        3,855        15       (1,874)          --
                                                -----------  -----------------  -----------  --------  -----------  -----------
Purchases/(3)/.................................          --                  8          225        16         (251)           9
Sales/(4)/.....................................         (15)                (1)        (113)       (3)          --           (5)
Settlements/(5)/...............................          --                 --           --        (5)          --           --
Transfers into Level 3/(1)/....................          --                 --           --        --           --           --
Transfers out of Level 3/(1)/..................          --                 (2)          --        --           --           --
                                                -----------  -----------------  -----------  --------  -----------  -----------
BALANCE, DECEMBER 31, 2014..................... $        --  $              61  $    10,725  $    260  $    (4,150) $        42
                                                ===========  =================  ===========  ========  ===========  ===========

  /(1)/Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.
  /(2)/Includes Level 3 amounts for Trading securities and consolidated VIE investments.
  /(3)/For the GMIB reinsurance contract asset and GWBL and other features reserves, represents premiums.
  /(4)/For the GMIB reinsurance contract asset, represents recoveries from reinsurers and for GWBL and other features reserves represents benefits paid.
  /(5)/For contingent payment arrangements, it represents payments under the arrangement.

   The table below details changes in unrealized gains (losses) for 2016 and 2015 by category for Level 3 assets and liabilities still held at December 31, 2016 and 2015, respectively:

                                                         INCOME (LOSS)
                                                -------------------------------
                                                INVESTMENT    NET
                                                  GAINS    DERIVATIVE
                                                (LOSSES),    GAINS
                                                   NET      (LOSSES)     OCI
                                                ---------- ---------- ---------
                                                         (IN MILLIONS)
LEVEL 3 INSTRUMENTS
FULL YEAR 2016
STILL HELD AT DECEMBER 31, 2016
  Change in unrealized gains (losses):
   Fixed maturities, available-for-sale:
     Corporate................................. $       -- $       -- $      11
     State and political subdivisions..........         --         --        (1)
     Commercial mortgage-backed................         --         --         9
     Asset-backed..............................         --         --         1
                                                ---------- ---------- ---------
       Subtotal................................ $       -- $       -- $      20
                                                ---------- ---------- ---------

                                                          INCOME (LOSS)
                                                --------------------------------
                                                INVESTMENT    NET
                                                  GAINS    DERIVATIVE
                                                (LOSSES),    GAINS
                                                   NET      (LOSSES)      OCI
                                                ---------- ----------  ---------
                                                          (IN MILLIONS)
   GMIB reinsurance contracts.................. $       -- $     (262) $      --
   Separate Accounts' assets/(1)/..............         20         --         --
   GMxB derivative features' liability.........         --        137         --
                                                ---------- ----------  ---------
       Total................................... $       20 $     (125) $      20
                                                ========== ==========  =========

Level 3 Instruments
Full Year 2015
Still Held at December 31, 2015
  Change in unrealized gains (losses):
   Fixed maturities, available-for-sale:
     Corporate................................. $       -- $       --  $     (25)
     State and political subdivisions..........         --         --         (2)
     Commercial mortgage-backed................         --         --         61
     Asset-backed..............................         --         --         (4)
                                                ---------- ----------  ---------
       Subtotal................................ $       -- $       --  $      30
                                                ---------- ----------  ---------
     GMIB reinsurance contracts................         --       (316)        --
     Separate Accounts' assets/(1)/............         36         --         --
     GMxB derivative features' liability.......         --       (749)        --
                                                ---------- ----------  ---------
       Total................................... $       36 $   (1,065) $      30
                                                ========== ==========  =========

  /(1)/There is an investment expense that offsets this investment gain (loss).

   The following table discloses quantitative information about Level 3 fair value measurements by category for assets and liabilities as of December 31, 2016 and 2015, respectively.

        QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS
                               DECEMBER 31, 2016

                                FAIR         VALUATION              SIGNIFICANT
                                VALUE        TECHNIQUE           UNOBSERVABLE INPUT           RANGE
                               ------- ---------------------- ------------------------- -----------------
ASSETS:                                                      (IN MILLIONS)
Investments:
Fixed maturities,
  available-for-sale:
   Corporate.................. $    55 Matrix pricing model             Spread over the
                                                                      industry-specific
                                                                  benchmark yield curve  0 BPS - 565 BPS

                                   636 Market comparable               EBITDA multiples   4.3X - 25.6X
                                         companies                        Discount rate   7.0% - 17.8%
                                                                    Cash flow Multiples   14.0X - 16.5X
---------------------------------------------------------------------------------------------------------

   Asset-backed...............       2 Matrix pricing model            Spread over U.S.
                                                                         Treasury curve 25 BPS - 687 BPS
---------------------------------------------------------------------------------------------------------

Separate Accounts' assets.....     295 Third party appraisal        Capitalization rate       4.8%
                                                               Exit capitalization rate       5.7%
                                                                          Discount rate       6.6%

                                     3 Discounted cash flow            Spread over U.S.
                                                                         Treasury curve 273 BPS - 512 BPS
                                                                        Discount factor    1.1% - 7.0%
---------------------------------------------------------------------------------------------------------

GMIB reinsurance contract       10,316 Discounted cash flow                 Lapse Rates    1.5% - 5.7%
  asset.......................                                         Withdrawal rates    0.0% - 8.0%
                                                                 GMIB Utilization Rates   0.0% - 16.0%
                                                                   Non-performance risk  5 BPS - 17 BPS
                                                              Volatility rates - Equity   11.0% - 38.0%
---------------------------------------------------------------------------------------------------------

                               FAIR        VALUATION              SIGNIFICANT
                               VALUE       TECHNIQUE           UNOBSERVABLE INPUT          RANGE
                               ------ --------------------- ------------------------  ----------------
                                                            (IN MILLIONS)
LIABILITIES:
GMIBNLG....................... $5,184 Discounted cash flow           Non-performance
                                                                    risk Lapse Rates        1.1%
                                                                    Withdrawal Rates    1.2% - 26.2%
                                                                  Annuitization  NLG    0.0% - 8.0%
                                                                    Forfeiture Rates    0.0% - 16.0%
                                                                    Long-term equity    0.55% - 2.1%
                                                                          Volatility       20.0%
------------------------------------------------------------------------------------------------------
GWBL/GMWB.....................    114 Discounted cash flow    Lapse Rates Withdrawal    1.0% - 5.7%
                                                            Rates  Utilization Rates    0.0% - 7.0%
                                                                  Volatility rates -  100% AFTER DELAY
                                                                              Equity    9.0% - 35.0%
------------------------------------------------------------------------------------------------------
GIB...........................     30 Discounted cash flow    Lapse Rates Withdrawal    1.0% - 5.7%
                                                            Rates  Utilization Rates    0.0% - 8.0%
                                                                  Volatility rates -  100% AFTER DELAY
                                                                              Equity    9.0% - 35.0%
------------------------------------------------------------------------------------------------------
GMAB..........................     20 Discounted cash flow    Lapse Rates Volatility    1.0% - 11.0%
                                                                      rates - Equity    9.0% - 35.0%
------------------------------------------------------------------------------------------------------

        Quantitative Information about Level 3 Fair Value Measurements
                               December 31, 2015

                                 Fair         Valuation                  Significant
                                 Value        Technique               Unobservable Input               Range
                                ------- ---------------------- --------------------------------- -----------------
                                                              (In Millions)
ASSETS:
Investments:
  Fixed maturities,
  available-for-sale:
   Corporate................... $    61 Matrix pricing model
                                                               Spread over the industry-specific
                                                                           benchmark yield curve 50 bps - 565 bps
------------------------------------------------------------------------------------------------------------------

                                    154 Market comparable                                 EBITDA   7.8x - 19.1x
                                          companies                      multiples Discount rate   7.0% - 12.6%
                                                                             Cash flow Multiples   14.0x - 16.5x
------------------------------------------------------------------------------------------------------------------

   Asset-backed................       3 Matrix pricing model                    Spread over U.S.
                                                                                  Treasury curve 30 bps - 687 bps
------------------------------------------------------------------------------------------------------------------

   Other equity investments....      10 Market comparable                                Revenue
                                          companies                          multiple Marketable    2.5x - 4.8x
                                                                                        Discount       30.0%
------------------------------------------------------------------------------------------------------------------

Separate Accounts' assets......     271 Third party appraisal                Capitalization rate       4.9%
                                                                        Exit capitalization rate       5.9%
                                                                                   Discount rate       6.7%

                                      7 Discounted cash flow                    Spread over U.S.
                                                                                  Treasury curve
                                                                          Gross domestic product 280 bps - 411 bps
                                                                                            rate    0.0% - 1.1%
                                                                                 Discount factor    2.3% - 5.9%
------------------------------------------------------------------------------------------------------------------

GMIB reinsurance contract        10,585 Discounted cash flow                         Lapse Rates    0.6% - 5.7%
  asset........................                                                 Withdrawal rates    0.2% - 8.0%
                                                                          GMIB Utilization Rates    0.0% - 15%
                                                                            Non-performance risk  5 bps - 18 bps
                                                                       Volatility rates - Equity     9% - 35%
------------------------------------------------------------------------------------------------------------------

                               Fair        Valuation              Significant
                               Value       Technique           Unobservable Input          Range
                               ------ --------------------- ------------------------  ----------------
                                                            (In Millions)
LIABILITIES:
GMIBNLG....................... $4,987 Discounted cash flow           Non-performance
                                                                    risk Lapse Rates        1.5%
                                                                    Withdrawal Rates    1.2% - 26.2%
                                                                  Annuitization  NLG    0.0% - 11.5%
                                                                    Forfeiture Rates    0.0% - 16.0%
                                                                    Long-term equity    0.55% - 2.1%
                                                                          Volatility       20.0%
------------------------------------------------------------------------------------------------------

GWBL/GMWB.....................    120 Discounted cash flow    Lapse Rates Withdrawal    1.0% - 5.7%
                                                            Rates  Utilization Rates    0.0% - 7.0%
                                                                  Volatility rates -  100% after delay
                                                                              Equity    9.0% - 35.0%
------------------------------------------------------------------------------------------------------

GIB...........................     35 Discounted cash flow                Withdrawal
                                                             Rates Utilization Rates    0.0% - 8.0%
                                                                  Volatility rates -  100% after delay
                                                                              Equity    9.0% - 35.0%
------------------------------------------------------------------------------------------------------

GMAB..........................     29 Discounted cash flow    Lapse Rates Volatility    1.0% - 11.0%
                                                                      rates - Equity    9.0% - 35.0%
------------------------------------------------------------------------------------------------------

   Excluded from the tables above at December 31, 2016 and 2015, respectively, are approximately $594 million and $865 million Level 3 fair value measurements of investments for which the underlying quantitative inputs are not developed by the Company and are not readily available. The fair value measurements of these Level 3 investments comprise approximately 37.5% and 63.1% of total assets classified as Level 3 and represent only 0.4% and 0.6% of total assets measured at fair value on a recurring basis at December 31, 2016 and 2015 respectively. These investments primarily consist of certain privately placed debt securities with limited trading activity, including commercial mortgage-, residential mortgage- and asset-backed instruments, and their fair values generally reflect unadjusted prices obtained from independent valuation service providers and indicative, non-binding quotes obtained from third-party broker-dealers recognized as market participants. Significant increases or decreases in the fair value amounts received from these pricing sources may result in the Company's reporting significantly higher or lower fair value measurements for these Level 3 investments.

   Included in the tables above at December 31, 2016 and 2015, respectively, are approximately $691 million and $215 million fair value of privately placed, available-for-sale corporate debt securities classified as Level 3. The fair value of private placement securities is determined by application of a matrix pricing model or a market comparable company value technique, representing approximately 81.8% and 51.2% of the total fair value of Level 3 securities in the corporate fixed maturities asset class. The significant unobservable input to the matrix pricing model valuation technique is the spread over the industry-specific benchmark yield curve. Generally, an increase or decrease in spreads would lead to directionally inverse movement in the fair value measurements of these securities. The significant unobservable input to the market comparable company valuation technique is the discount rate. Generally, a significant increase (decrease) in the discount rate would result in significantly lower (higher) fair value measurements of these securities.

   Residential mortgage-backed securities classified as Level 3 primarily consist of non-agency paper with low trading activity. Included in the tables above at December 31, 2016 and 2015, there were no Level 3 securities that were determined by application of a matrix pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Generally, a change in spreads would lead to directionally inverse movement in the fair value measurements of these securities.

   Asset-backed securities classified as Level 3 primarily consist of non-agency mortgage loan trust certificates, including subprime and Alt-A paper, credit tenant loans, and equipment financings. Included in the tables above at December 31, 2016 and 2015, are approximately 8.3% and 7.5%, respectively, of the total fair value of these Level 3 securities that is determined by application of a matrix pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Significant increases (decreases) in spreads would result in significantly lower (higher) fair value measurements.

   Included in other equity investments classified as Level 3 are reporting entities' venture capital securities in the Technology, Media and Telecommunications industries. The fair value measurements of these securities include significant unobservable inputs including an enterprise value to revenue multiples and a discount rate to account for liquidity and various risk factors. Significant increases (decreases) in the enterprise value to revenue multiple inputs in isolation would result in a significantly higher (lower) fair value measurement. Significant increases (decreases) in the discount rate would result in a significantly lower (higher) fair value measurement.

   Separate Accounts' assets classified as Level 3 in the table at December 31, 2016 and 2015, primarily consist of a private real estate fund with a fair value of approximately $295 million and $271 million, a private equity investment with a fair value of approximately $1 million and $2 million and mortgage loans with fair value of approximately $2 million and $5 million, respectively. A third party appraisal valuation technique is used to measure the fair value of the private real estate investment fund, including consideration of observable replacement cost and sales comparisons for the underlying commercial properties, as well as the results from applying a discounted cash flow approach. Significant increase (decrease) in isolation in the capitalization rate and exit capitalization rate assumptions used in the discounted cash flow approach to the appraisal value would result in a higher (lower) measure of fair value. A discounted cash flow approach is applied to determine the private equity investment for which the significant unobservable assumptions are the gross domestic product rate formula and a discount factor that takes into account various risks, including the illiquid nature of the investment. A significant increase (decrease) in the gross domestic product rate would have a directionally inverse effect on the fair value of the security. With respect to the fair value measurement of mortgage loans a discounted cash flow approach is applied, a significant increase (decrease) in the assumed spread over U.S. Treasuries would produce a lower (higher) fair value measurement. Changes in the discount rate or factor used in the valuation techniques to determine the fair values of these private equity investments and mortgage loans generally are not correlated to changes in the other significant unobservable inputs. Significant increase (decrease) in isolation in the discount rate or factor would result in significantly lower (higher) fair value measurements. The remaining Separate Accounts' investments classified as Level 3 excluded from the table consist of mortgage- and asset-backed securities with fair values of approximately $12 million and $3 million at December 31, 2016 and $28 million and $7 million at December 31, 2015, respectively. These fair value measurements are determined using substantially the same valuation techniques as earlier described above for the Company's General Account investments in these securities.

   Significant unobservable inputs with respect to the fair value measurement of the Level 3 GMIB reinsurance contract asset and the Level 3 liabilities identified in the table above are developed using the Company's data. Validations of unobservable inputs are performed to the extent the Company has experience. When an input is changed the model is updated and the results of each step of the model are analyzed for reasonableness.

   The significant unobservable inputs used in the fair value measurement of the Company's GMIB reinsurance contract asset are lapse rates, withdrawal rates and GMIB utilization rates. Significant increases in GMIB utilization rates or decreases in lapse or withdrawal rates in isolation would tend to increase the GMIB reinsurance contract asset.

   Fair value measurement of the GMIB reinsurance contract asset includes dynamic lapse and GMIB utilization assumptions whereby projected contractual lapses and GMIB utilization reflect the projected net amount of risks of the contract. As the net amount of risk of a contract increases, the assumed lapse rate decreases and the GMIB utilization increases. Increases in volatility would increase the asset and liabilities.

   The significant unobservable inputs used in the fair value measurement of the Company's GMIBNLG liability are lapse rates, withdrawal rates, GMIB utilization rates, adjustment for Non-performance risk and NLG forfeiture rates. NLG forfeiture rates are caused by excess withdrawals above the annual GMIB benefit accrual rate that cause the NLG to expire. Significant decreases in lapse rates, NLG forfeiture rates, adjustment for non-performance risk and GMIB utilization rates would tend to increase the GMIBNLG liability, while decreases in withdrawal rates and volatility rates would tend to decrease the GMIBNLG liability.

   The significant unobservable inputs used in the fair value measurement of the Company's GMWB and GWBL liability are lapse rates and withdrawal rates. Significant increases in withdrawal rates or decreases in lapse rates in isolation would tend to increase these liabilities. Increases in volatility would increase these liabilities.

   The three AB acquisition-related contingent consideration liabilities (with a combined fair value of $18 million and $31 million as of December 31, 2016 and 2015, respectively) were currently valued using projected AUM growth rates with a weighted average of 18.0% and 46.0%, revenue growth rates (with a range of 4.0% to 31.0%) and 43.0%, and a discount rate (with a range of 1.4% to 6.4%) and 3.0% as of December 31, 2016 and December 31, 2015, respectively.

   The carrying values and fair values at December 31, 2016 and 2015 for financial instruments not otherwise disclosed in Notes 3 and 12 are presented in the table below. Certain financial instruments are exempt from the requirements for fair value disclosure, such as insurance liabilities other than financial guarantees and investment contracts, limited partnerships accounted for under the equity method and pension and other postretirement obligations.

                                                                 FAIR VALUE
                                              ------------------------------------------------
                                               CARRYING
                                                VALUE    LEVEL 1 LEVEL 2  LEVEL 3     TOTAL
                                              ---------- ------- ------- ---------- ----------
                                                               (IN MILLIONS)
December 31, 2016:
Mortgage loans on real estate................ $    9,757 $    -- $    -- $    9,608 $    9,608
Loans to affiliates..........................        703      --     775         --        775
Policyholders liabilities: Investment
  contracts..................................      2,226      --      --      2,337      2,337
Funding Agreements...........................      2,255      --   2,202         --      2,202
Policy loans.................................      3,361      --      --      4,257      4,257
Short-term debt..............................        513      --     513         --        513
Separate Account Liabilities.................      6,194      --      --      6,194      6,194
December 31, 2015:
Mortgage loans on real estate................ $    7,171 $    -- $    -- $    7,257 $    7,257
Loans to affiliates..........................      1,087      --     795        390      1,185
Policyholders liabilities: Investment
  contracts..................................      7,325      --      --      7,430      7,430
Funding Agreements...........................        500      --     500         --        500
Policy loans.................................      3,393      --      --      4,343      4,343
Short-term debt..............................        584      --     584         --        584
Separate Account Liabilities.................      5,124      --      --      5,124      5,124

   Fair values for commercial and agricultural mortgage loans on real estate are measured by discounting future contractual cash flows to be received on the mortgage loan using interest rates at which loans with similar characteristics and credit quality would be made. The discount rate is derived from taking the appropriate U.S. Treasury rate with a like term to the remaining term of the loan and adding a spread reflective of the risk premium associated with the specific loan. Fair values for mortgage loans anticipated to be foreclosed and problem mortgage loans are limited to the fair value of the underlying collateral, if lower.

   The Company's short-term debt primarily includes commercial paper issued by AB with short-term maturities and book value approximates fair value. The fair values of the Company's borrowing and lending arrangements with AXA affiliated entities are determined from quotations provided by brokers knowledgeable about these securities and internally assessed for reasonableness, including matrix pricing models for debt securities and discounted cash flow analysis for mortgage loans.

   The fair value of policy loans is calculated by discounting expected cash flows based upon the U.S. treasury yield curve and historical loan repayment patterns.

   Fair values for FHLBNY funding agreements are determined from a matrix pricing model and are internally assessed for reasonableness. The matrix pricing model for FHLBNY funding agreements utilizes an independently sourced Treasury curve which is separately sourced from the Barclays' suite of curves.

   The fair values for the Company's association plans contracts, supplementary contracts not involving life contingencies ("SCNILC"), deferred annuities and certain annuities, which are included in Policyholder's account balances and liabilities for investment contracts with fund investments in Separate Accounts are estimated using projected cash flows discounted at rates reflecting current market rates. Significant unobservable inputs reflected in the cash flows include lapse rates and withdrawal rates. Incremental adjustments may be made to the fair value to reflect non-performance risk. Certain other products such as Access Accounts and Escrow Shield Plus product reserves are held at book value.

8) INSURANCE LIABILITIES

    A) Variable Annuity Contracts -- GMDB, GMIB, GIB and GWBL and Other Features

   The Company has certain variable annuity contracts with GMDB, GMIB, GIB and GWBL and other features in-force that guarantee one of the following:

      . Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

      . Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

      . Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages;

      . Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit, which may include either a five year or an annual reset; or

      . Withdrawal: the withdrawal is guaranteed up to a maximum amount per year for life.

   The following table summarizes the GMDB and GMIB liabilities without NLG, before reinsurance ceded, reflected in the Consolidated Balance Sheet in Future policy benefits and other policyholders' liabilities:

                                                GMDB      GMIB      TOTAL
                                              --------  --------  --------
                                                      (IN MILLIONS)
Balance at January 1, 2014................... $  1,612  $  4,385  $  5,997
  Paid guarantee benefits....................     (231)     (220)     (451)
  Other changes in reserve...................      344       539       883
                                              --------  --------  --------
Balance at December 31, 2014.................    1,725     4,704     6,429
  Paid guarantee benefits....................     (313)      (89)     (402)
  Other changes in reserve...................    1,579      (728)      851
                                              --------  --------  --------
Balance at December 31, 2015.................    2,991     3,887     6,878
  Paid guarantee benefits....................     (357)     (281)     (638)
  Other changes in reserve...................      531       264       795
                                              --------  --------  --------
Balance at December 31, 2016................. $  3,165  $  3,870  $  7,035
                                              ========  ========  ========

   The following table summarizes the ceded GMDB liabilities, reflected in the Consolidated Balance Sheet in amounts due to reinsurers:

                                                  GMDB
                                              -------------
                                              (IN MILLIONS)
Balance at January 1, 2014................... $         791
  Paid guarantee benefits....................          (114)
  Other changes in reserve...................           156
                                              -------------
Balance at December 31, 2014.................           833
  Paid guarantee benefits....................          (148)
  Other changes in reserve...................           745
                                              -------------
Balance at December 31, 2015.................         1,430
  Paid guarantee benefits....................          (174)
  Other changes in reserve...................           302
                                              -------------
Balance at December 31, 2016................. $       1,558
                                              =============

   The GMxB derivative features' liability and the liability for SCS, SIO, MSO and IUL indexed features are considered embedded or freestanding insurance derivatives and are reported at fair value. Summarized in the table below are the fair values of these liabilities at December 31, 2016 and 2015:

                                                 DECEMBER 31,
                                              -------------------
                                                2016      2015
                                              --------- ---------
                                                 (IN MILLIONS)
GMIBNLG/(1)/................................. $   5,184 $   4,987
SCS,MSO, IUL features/(2)/...................       875       298
GWBL/GMWB/(1)/...............................       114       120
GIB/(1)/.....................................        30        35
GMAB/(1)/....................................        20        29
                                              --------- ---------
Total Embedded and Freestanding derivative
  liability.................................. $   6,223 $   5,469
                                              ========= =========
GMIB reinsurance contract asset/(3)/......... $  10,316 $  10,585
                                              ========= =========

  /(1)/Reported in future policyholders' benefits and other policyholders'
       liabilities in the consolidated balance sheets.
  /(2)/Reported in policyholders' account balances in the consolidated balance sheets.
  /(3)/Reported in GMIB reinsurance contract asset in the consolidated balance sheets.

   The December 31, 2016 values for variable annuity contracts in force on such date with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:

                                                    RETURN OF
                                                     PREMIUM    RATCHET   ROLL-UP    COMBO      TOTAL
                                                    ---------  --------  --------  ---------  ---------
                                                                   (DOLLARS IN MILLIONS)
GMDB:
-----
  Account values invested in:
   General Account................................. $  13,642  $    121  $     72  $     220  $  14,055
   Separate Accounts............................... $  40,736  $  8,905  $  3,392  $  33,857  $  86,890
Net amount at risk, gross.......................... $     237  $    154  $  2,285  $  16,620  $  19,296
Net amount at risk, net of amounts reinsured....... $     237  $    108  $  1,556  $   7,152  $   9,053
Average attained age of contractholders............      51.2      65.8      72.3       67.1       55.1
Percentage of contractholders over age 70..........       9.2%     37.1%     60.4%      40.6%      17.1%
Range of contractually specified interest rates....       N/A       N/A    3% - 6%  3% - 6.5%  3% - 6.5%

GMIB:
-----
  Account values invested in:
   General Account.................................       N/A       N/A  $     33  $     321  $     354
   Separate Accounts...............................       N/A       N/A  $ 18,170  $  39,678  $  57,848
Net amount at risk, gross..........................       N/A       N/A  $  1,084  $   6,664  $   7,748
Net amount at risk, net of amounts reinsured.......       N/A       N/A  $    334  $   1,675  $   2,009
Weighted average years remaining until
  annuitization....................................       N/A       N/A       1.6        1.3        1.3
Range of contractually specified interest rates....       N/A       N/A    3% - 6%  3% - 6.5%  3% - 6.5%

   For more information about the reinsurance programs of the Company's GMDB and GMIB exposure, see "Reinsurance" in Note 9.

..   VARIABLE ANNUITY INFORCE MANAGEMENT. The Company continues to proactively manage its variable annuity in-force business. Since 2012, the Company has initiated several programs to purchase from certain contractholders the GMDB and GMIB riders contained in their Accumulator(R) contracts. In March 2016, a program to give contractholders an option to elect a full buyout of their rider or a new partial (50%) buyout of their rider expired. The Company believes that buyout programs are mutually beneficial to both the Company and contractholders who no longer need or want all or part of the GMDB or GMIB rider. To reflect the actual payments and reinsurance credit received from the buyout program that expired in March 2016 the Company recognized a $4 million increase to Net income in 2016. For additional information, see "Accounting for VA Guarantee Features" in Note 2.

    B) Separate Account Investments by Investment Category Underlying GMDB and GMIB Features

   The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option, which is part of the General Account and variable investment options that invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

              INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                                 DECEMBER 31,
                                              -------------------
                                                2016      2015
                                              --------- ---------
                                                 (IN MILLIONS)
GMDB:
-----
Equity....................................... $  69,625 $  66,230
Fixed income.................................     2,483     2,686
Balanced.....................................    14,434    15,350
Other........................................       348       375
                                              --------- ---------
Total........................................ $  86,890 $  84,641
                                              ========= =========

GMIB:
-----
Equity....................................... $  45,931 $  43,874
Fixed income.................................     1,671     1,819
Balanced.....................................    10,097    10,696
Other........................................       149       170
                                              --------- ---------
Total........................................ $  57,848 $  56,559
                                              ========= =========

    C) Hedging Programs for GMDB, GMIB, GIB and GWBL and Other Features

   Beginning in 2003, AXA Equitable established a program intended to hedge certain risks associated first with the GMDB feature and, beginning in 2004, with the GMIB feature of the Accumulator(R) series of variable annuity products. The program has also been extended to cover other guaranteed benefits as they have been made available. This program utilizes derivative contracts, such as exchange-traded equity, currency and interest rate futures contracts, total return and/or equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in the capital markets. At the present time, this program hedges certain economic risks on products sold from 2001 forward, to the extent such risks are not reinsured. At December 31, 2016, the total account value and net amount at risk of the hedged variable annuity contracts were $51,961 million and $7,954 million, respectively, with the GMDB feature and $38,559 million and $3,285 million, respectively, with the GMIB and GIB feature.

   These programs do not qualify for hedge accounting treatment. Therefore, gains (losses) on the derivatives contracts used in these programs, including current period changes in fair value, are recognized in net investment income (loss) in the period in which they occur, and may contribute to income (loss) volatility.

    D) Variable and Interest-Sensitive Life Insurance Policies - No Lapse Guarantee

   The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

   The following table summarizes the no lapse guarantee liabilities reflected in the General Account in Future policy benefits and other policyholders' liabilities, the related reinsurance reserve ceded, reflected in Amounts due from reinsurers and deferred cost of reinsurance, reflected in Other assets in the Consolidated balance sheets.

                                               DIRECT   REINSURANCE
                                              LIABILITY    CEDED       NET
                                              --------- -----------  -------
                                                       (IN MILLIONS)
Balance at January 1, 2014................... $     789    $   (415) $   374
  Other changes in reserves..................       179        (109)      70
                                              ---------    --------  -------
Balance at December 31, 2014.................       968        (524)     444
  Other changes in reserves..................       164          16      180
                                              ---------    --------  -------
Balance at December 31, 2015.................     1,132        (508)     624
  Other changes in reserves..................        50         (98)     (48)
                                              ---------    --------  -------
Balance at December 31, 2016................. $   1,182    $   (606) $   576
                                              =========    ========  =======

    E) Loss Recognition Testing

   After the initial establishment of reserves, loss recognition tests are performed using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (i.e., reserves net of any DAC asset), DAC is first written off, and thereafter a premium deficiency reserve is established by a charge to income.

   In 2016, the Company determined that it had a loss recognition in certain of its variable interest sensitive life insurance products due to low interest rates. In 2016, the Company wrote off $224 million, of the DAC balance through accelerated amortization.

   In addition, the Company is required to analyze the impacts from net unrealized investment gains and losses on its available-for-sale investment securities backing insurance liabilities, as if those unrealized investment gains and losses were realized. These adjustments result in the recognition of unrealized gains and losses on related insurance assets and liabilities in a manner consistent with the recognition of the unrealized gains and losses on available-for-sale investment securities within the statements of comprehensive income (loss) and changes in equity. Changes in net unrealized investment (gains) losses may increase or decrease the ending DAC balance. Similar to a loss recognition event, when the DAC balance is reduced to zero, additional insurance liabilities are established if necessary. Unlike a loss recognition event, based on changes in net unrealized investment (gains) losses, these adjustments may reverse from period to period. In 2016, due primarily to the decline in interest rates increasing unrealized investments gains, the Company wrote-off $22 million of the DAC balance, and a cumulative decrease in the accumulated effect of net unrealized investment gains of approximately $41 million as of December 31, 2016, with an offsetting amount recorded in other comprehensive income (loss). There was no impact to net income (loss).

9) REINSURANCE AGREEMENTS

   The Company assumes and cedes reinsurance with other insurance companies. The Company evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

   The Company reinsures most of its new variable life, UL and term life policies on an excess of retention basis. The Company generally retains up to $25 million on each single-life policy and $30 million on each second-to-die policy, with the excess 100% reinsured. The Company also reinsures the entire risk on certain substandard underwriting risks and in certain other cases.

   At December 31, 2016, the Company had reinsured with non-affiliates and affiliates in the aggregate approximately 3.8% and 49.3%, respectively, of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 18.0% and 56.0%, respectively, of its current liability exposure resulting from the GMIB feature. For additional information, see
   Note 8.

   Based on management's estimates of future contract cash flows and experience, the fair values of the GMIB reinsurance contracts, considered derivatives at December 31, 2016 and 2015 were $10,316 million and $10,585 million, respectively. The increases (decreases) in fair value were $(269) million, $(140) million and $3,967 million for 2016, 2015 and 2014, respectively, reported in Net derivative gains (loses) on the consolidated statement of income.

   At December 31, 2016 and 2015, respectively, third-party reinsurance recoverables related to insurance contracts amounted to $2,458 million and $2,458 million, of which $2,381 million and $2,005 million related to three specific reinsurers, which were Zurich Insurance Company Ltd. (AA -- rating), Chubb Tempest Reinsurance Ltd. (AA rating) and Connecticut General Life Insurance Company (AA- rating). At December 31, 2016 and 2015, affiliated reinsurance recoverables related to insurance contracts amounted to $2,177 million and $2,009 million, respectively. A contingent liability exists with respect to reinsurance should the reinsurers be unable to meet their obligations.

   Reinsurance payables related to insurance contracts were $125 million and $131 million, at December 31, 2016 and 2015, respectively.

   The Company cedes substantially all of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $82 million and $92 million at December 31, 2016 and 2015, respectively.

   The Company also cedes a portion of its extended term insurance and paid-up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

   The Company has also assumed accident, health, annuity, aviation and space risks by participating in or reinsuring various reinsurance pools and arrangements. In addition to the sale of insurance products, AXA Equitable currently acts as a professional retrocessionaire by assuming life reinsurance from professional reinsurers. Reinsurance assumed reserves at December 31, 2016 and 2015 were $734 million and $744 million, respectively.

   For affiliated reinsurance agreements see "Related Party Transactions" in
   Note 11.

   The following table summarizes the effect of reinsurance:

                                               2016    2015    2014
                                              ------  ------  ------
                                                   (IN MILLIONS)
Direct premiums.............................. $  824  $  794  $  817
Reinsurance assumed..........................    206     207     211
Reinsurance ceded............................   (176)   (173)   (181)
                                              ------  ------  ------
Premiums..................................... $  854  $  828  $  847
                                              ======  ======  ======
Policy charges and fee income ceded.......... $  640  $  645  $  630
                                              ======  ======  ======
Policyholders' Benefits Ceded................ $  942  $  527  $  726
                                              ======  ======  ======

   Individual Disability Income and Major Medical

   Claim reserves and associated liabilities for individual DI and major medical policies were $1,918 million and $1,789 million before ceded reserves of $1,849 million and $1,709 million at December 31, 2016 and 2015, respectively. At December 31, 2016 and 2015, respectively, $1,676 million and $1,652 million of DI reserves and associated liabilities were ceded through indemnity reinsurance agreements with a singular reinsurance group, rated AA-. Net incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized below:

                                                      2016   2015  2014
                                                    -------- ----- -----
                                                       (IN MILLIONS)

Incurred benefits related to current year.......... $      7 $  11 $  14
Incurred benefits related to prior years...........       15    22    16
                                                    -------- ----- -----
Total Incurred Benefits............................ $     22 $  33 $  30
                                                    ======== ===== =====
Benefits paid related to current year.............. $     17 $  18 $  20
Benefits paid related to prior years...............       15    13    11
                                                    -------- ----- -----
Total Benefits Paid................................ $     32 $  31 $  31
                                                    ======== ===== =====

10)SHORT-TERM DEBT

   As of December 31, 2016 and 2015, the Company had $513 million and
   $584 million, respectively, in commercial paper outstanding with weighted average interest rates of approximately 0.9% and 0.5%, respectively, all of which is related to AB.

   AB has a $1,000 million committed, unsecured senior revolving credit facility ("AB Credit Facility") with a group of commercial banks and other lenders. The AB Credit Facility provides for possible increases in the principal amount by up to an aggregate incremental amount of $250 million, any such increase being subject to the consent of the affected lenders. The AB Credit Facility is available for AB and SCB LLC's business purposes, including the support of AB's $1,000 million commercial paper program. Both AB and SCB LLC can draw directly under the AB Credit Facility and management may draw on the AB Credit Facility from time to time. AB has agreed to guarantee the obligations of SCB LLC under the AB Credit Facility.

   The AB Credit Facility contains affirmative, negative and financial covenants, which are customary for facilities of this type, including, among other things, restrictions on dispositions of assets, restrictions on liens, a minimum interest coverage ratio and a maximum leverage ratio. As of December 31, 2016, AB and SCB LLC were in compliance with these covenants. The AB Credit Facility also includes customary events of default (with customary grace periods, as applicable), including provisions under which, upon the occurrence of an event of default, all outstanding loans may be accelerated and/or lender's commitments may be terminated. Also, under such provisions, upon the occurrence of certain insolvency- or bankruptcy-related events of default, all amounts payable under the AB Credit Facility automatically would become immediately due and payable, and the lender's commitments automatically would terminate.

   On October 22, 2014, as part of an amendment and restatement, the maturity date of the AB Credit Facility was extended from January 17, 2017 to October 22, 2019. There were no other significant changes included in the amendment.

   On December 1, 2016, AB entered into a $200 million, unsecured 364-day senior revolving credit facility (the "AB Revolver") with a leading international bank and the other lending institutions that may be party thereto. The AB Revolver is available for AB's and SCB LLC's business purposes, including the provision of additional liquidity to meet funding requirements primarily related to SCB LLC's operations. Both AB and SCB LLC can draw directly under the AB Revolver and management expects to draw on the AB Revolver from time to time. AB has agreed to guarantee the obligations of SCB LLC under the AB Revolver. The AB Revolver contains affirmative, negative and financial covenants which are identical to those of the AB Credit Facility. As of December 31, 2016, AB had no amounts outstanding under the AB Revolver.

   As of December 31, 2016 and 2015, AB and SCB LLC had no amounts outstanding under the AB Credit Facility. During 2016 and 2015, AB and SCB LLC did not draw upon the AB Credit Facility.

   In addition, SCB LLC has four uncommitted lines of credit with three financial institutions. Three of these lines of credit permit SCB LLC to borrow up to an aggregate of approximately $225 million, with AB named as an additional borrower, while one line has no stated limit. As of December 31, 2016 and 2015, SCB LLC had no bank loans outstanding.

11)RELATED PARTY TRANSACTIONS

   LOANS TO AFFILIATES. In September 2007, AXA issued a $650 million 5.4% Senior Unsecured Note to AXA Equitable. The note pays interest semi-annually and was scheduled to mature on September 30, 2012. In March 2011, the maturity date of the note was extended to December 30, 2020 and the interest rate was increased to 5.7%.

   In June 2009, AXA Equitable sold real estate property valued at $1,100 million to a non-insurance subsidiary of AXA Financial in exchange for $700 million in cash and $400 million in 8.0% ten year term mortgage notes on the property reported in Loans to affiliates in the consolidated balance sheets. In November 2014, this loan was refinanced and a new
   $382 million, seven year term loan with an interest rate of 4.0% was issued. In January 2016, the property was sold and a portion of the proceeds was used to repay the $382 million term loan outstanding and a $65 million prepayment penalty.

   In third quarter 2013, AXA Equitable purchased, at fair value, AXARE Arizona Company's ("AXA Arizona") $50 million note receivable from AXA for $54 million. AXA Arizona is a wholly-owned subsidiary of AXA Financial. This note pays interest semi-annually at an interest rate of 5.4% and matures on December 15, 2020.

   LOANS FROM AFFILIATES. In 2005, AXA Equitable issued a surplus note to AXA Financial in the amount of $325 million with an interest rate of 6.0% which was scheduled to mature on December 1, 2035. In December 2014, AXA Equitable repaid this note at par value plus interest accrued of $1 million to AXA Financial.

   In December 2008, AXA Equitable issued a $500 million callable 7.1% surplus note to AXA Financial. The note paid interest semi-annually and was scheduled to mature on December 1, 2018. In June 2014, AXA Equitable repaid this note at par value plus interest accrued of $3 million to AXA Financial.

   EXPENSE REIMBURSEMENTS AND COST SHARING AGREEMENTS. The Company provides personnel services, employee benefits, facilities, supplies and equipment under service agreements with AXA Financial, certain AXA Financial subsidiaries and affiliates to conduct their business. In addition, the Company, along with other AXA affiliates, participates in certain intercompany cost sharing and service agreements including technology and professional development arrangements. The associated costs related to the service and cost sharing agreements are allocated based on methods that management believes are reasonable, including a review of the nature of such costs and activities performed to support each company.

   AFFILIATED DISTRIBUTION EXPENSE. AXA Equitable pays commissions and fees to AXA Distribution Holding and its subsidiaries ("AXA Distribution") for sales of insurance products. The commissions and fees paid to AXA Distribution are based on various selling agreements.

   AFFILIATED DISTRIBUTION REVENUE. AXA Distributors, a subsidiary of AXA Equitable, receives commissions and fee revenue from MONY America for sales of its insurance products. The commissions and fees earned from MONY America are based on the various selling agreements.

   AFFILIATED INVESTMENT ADVISORY AND ADMINISTRATIVE FEES. FMG, a subsidiary of AXA Equitable, provides investments advisory and administrative services to EQAT, VIP Trust, 1290 Funds and other AXA affiliated trusts. Investment advisory and administrative fees earned are calculated as a percentage of assets under management and are recorded as revenue as the related services are performed.

   AFFILIATED INVESTMENT ADVISORY AND ADMINISTRATIVE EXPENSES. AXA Investment Managers ("AXA IM"), AXA Real Estate Investment Managers ("AXA REIM") and AXA Rosenberg provide sub-advisory services to the Company's retail mutual funds and certain investments of the Company's General Account. Fees paid to these affiliates are based on investment advisory service agreements with each affiliate.

   The table below summarizes the expenses reimbursed to/from the Company and Commission and fees received/paid by the Company for 2016, 2015 and 2014:

                                                       2016     2015     2014
                                                     -------- -------- --------
                                                           (IN MILLIONS)
EXPENSES PAID OR ACCRUED FOR BY THE COMPANY:
Paid or accrued expenses for services provided by
  AXA, AXA Financial and Affiliates................. $    188 $    164 $    173
Paid or accrued commission and fee expenses for
  sale of insurance products by AXA Distribution....      587      603      616
Paid or accrued expenses for investment management
  services provided by AXA IM, AXA REIM and AXA
  Rosenberg.........................................        2        1        1
                                                     -------- -------- --------
Total affiliated expenses paid or accrued for.......      777      768      790
                                                     ======== ======== ========
REVENUE RECEIVED OR ACCRUED FOR BY THE COMPANY:
Amounts received or accrued for cost sharing
  services provided to AXA, AXA Financial and
  affiliates........................................      531      491      482
Amounts received or accrued for commissions and
  fees earned for sale of MONY America's insurance
  products..........................................       11       13        2
Amounts received or accrued for investment
  management and administrative services provided
  to EQAT, VIP Trust, 1290 Funds and Other AXA
  Trusts............................................      674      707      711
                                                     -------- -------- --------
Total affiliated revenue received or accrued for.... $  1,216 $  1,211 $  1,195
                                                     ======== ======== ========

   INSURANCE RELATED TRANSACTIONS. The Company has implemented capital management actions to mitigate statutory reserve strain for certain level term and UL policies with secondary guarantees and GMDB and GMIB riders on the Accumulator(R) products through reinsurance transactions with AXA RE Arizona.

   The Company currently reinsures to AXA Arizona, a 100% quota share of all liabilities for variable annuities with enhanced GMDB and GMIB riders issued on or after January 1, 2006 and in-force on September 30, 2008. AXA Arizona also reinsures a 90% quota share of level premium term insurance issued by AXA Equitable on or after March 1, 2003 through December 31, 2008 and lapse protection riders under UL insurance policies issued by AXA Equitable on or after June 1, 2003 through June 30, 2007. The reinsurance arrangements with AXA Arizona provide important capital management benefits to AXA Equitable. At December 31, 2016 and 2015, the Company's GMIB reinsurance asset with AXA Arizona had carrying values of $8,574 million and $8,741 million, respectively, and is reported in Guaranteed minimum income benefit reinsurance asset, at fair value in the consolidated balance sheets. Ceded premiums and universal life and policy fee income in 2016, 2015 and 2014 related to the UL and no lapse guarantee riders totaled approximately
   $447 million, $453 million and $453 million, respectively. Ceded claims paid in 2016, 2015 and 2014 were $65 million, $54 million and $83 million, respectively.

   AXA Equitable receives statutory reserve credits for reinsurance treaties with AXA Arizona to the extent that AXA Arizona holds assets in an irrevocable trust (the "Trust") ($9,376 million at December 31, 2016) and/or letters of credit ($3,660 million at December 31, 2016). These letters of credit are guaranteed by AXA. Under the reinsurance transactions, AXA Arizona is permitted to transfer assets from the Trust under certain circumstances. The level of statutory reserves held by AXA Arizona fluctuate based on market movements, mortality experience and policyholder behavior. Increasing reserve requirements may necessitate that additional assets be placed in trust and/or securing additional letters of credit, which could adversely impact AXA Arizona's liquidity.

   Various AXA affiliates, including AXA Equitable, cede a portion of their life, health and catastrophe insurance business through reinsurance agreements to AXA Global Life, an affiliate. AXA Global Life, in turn, retrocedes a quota share portion of these risks prior to 2008 to AXA Equitable on a one-year term basis.

   AXA Life Insurance Company Ltd (Japan), an AXA subsidiary, cedes a portion of their annuity business to AXA Equitable.

   Various AXA Financial affiliates cede a portion of their life business through excess of retention treaties to AXA Equitable on a yearly renewal term basis.

   Premiums earned from the above mentioned affiliated reinsurance transactions in 2016, 2015 and 2014 totaled approximately $20 million, $21 million and $22 million, respectively. Claims and expenses paid in 2016, 2015 and 2014 were $6 million, $5 million and $10 million, respectively.

   In April 2015, AXA entered into a mortality catastrophe bond based on general population mortality in each of France, Japan and the U.S. The purpose of the bond is to protect AXA against a severe worldwide pandemic. AXA Equitable entered into a stop loss reinsurance agreement with AXA Global Life to protect AXA Equitable with respect to a deterioration in its claim experience following the occurrence of an extreme mortality event. Premiums and expenses associated with the reinsurance agreement were $4 million in both 2016 and 2015.

   Investment management and service fees includes certain revenues for services provided to mutual funds managed by AB. These revenues are described below:

                                               2016     2015     2014
                                              ------- -------- --------
                                                    (IN MILLIONS)

Investment advisory and services fees........ $   999 $  1,056 $  1,062
Distribution revenues........................     372      415      433
Other revenues -- shareholder servicing fees.      76       85       91
Other revenues -- other......................       6        5        6

   OTHER TRANSACTIONS. Effective December 31, 2015, primary liability for the obligations of AXA Equitable under the AXA Equitable Qualified Pension Plan ("AXA Equitable QP") was transferred from AXA Equitable to AXA Financial under terms of an Assumption Agreement. For additional information regarding this transaction see "Employee Benefit Plans" in Note 12.

   In 2016, AXA Equitable sold artwork to AXA Financial and recognized a $20 million gain on the sale. AXA Equitable used the proceeds received from this sale to make a $21 million donation to AXA Foundation, Inc. (the "Foundation"). The Foundation was organized for the purpose of distributing grants to various tax-exempt charitable organizations and administering various matching gift programs for AXA Equitable, its subsidiaries and affiliates.

   In 2016, AXA Equitable and Saum Sing LLC ("Saum Sing"), an affiliate, formed Broad Vista Partners LLC ("Broad Vista"), AXA Equitable owns 70% and Saum Sing owns 30% of Broad Vista. On June 30, 2016, Broad Vista entered into a real estate joint venture with a third party and AXA Equitable invested approximately $25 million, reported in Other equity investments in the consolidated balance sheets.

12)EMPLOYEE BENEFIT PLANS

   AXA Equitable Retirement Plans

   AXA Equitable sponsors the AXA Equitable 401(k) Plan, a qualified defined contribution plan for eligible employees and financial professionals. The plan provides for both a company contribution and a discretionary profit-sharing contribution. Expenses associated with this 401(k) Plan were $16 million, $18 million and $18 million in 2016, 2015 and 2014, respectively.

   AXA Equitable also sponsors the AXA Equitable Retirement Plan (the "AXA Equitable QP"), a frozen qualified defined benefit pension plan covering its eligible employees and financial professionals. This pension plan is non-contributory and its benefits are generally based on a cash balance formula and/or, for certain participants, years of service and average income over a specified period in the plan.

   Effective December 31, 2015, primary liability for the obligations of AXA Equitable under the AXA Equitable QP was transferred from AXA Equitable to AXA Financial under the terms of an Assumption Agreement (the "Assumption Transaction"). Immediately preceding the Assumption Transaction, the AXA Equitable QP had plan assets (held in a trust for the exclusive benefit of plan participants) with market value of approximately $2,236 million and liabilities of approximately $2,447 million. The assumption by AXA Financial and resulting extinguishment of AXA Equitable's primary liability for its obligations under the AXA Equitable QP was recognized by AXA Equitable as a capital contribution in the amount of $211 million ($137 million, net of tax), reflecting the non-cash settlement of its net unfunded liability for the AXA Equitable QP at December 31, 2015. In addition, approximately
   $1,193 million ($772 million, net of tax) unrecognized net actuarial losses related to the AXA Equitable QP and accumulated in AOCI were also transferred to AXA Financial due to the Assumption Transaction. AXA Equitable remains secondarily liable for its obligations under the AXA Equitable QP and would recognize such liability in the event AXA Financial does not perform under the terms of the Assumption Agreement.

   AB Retirement Plans

   AB maintains the Profit Sharing Plan for Employees of AB, a tax-qualified retirement plan for U.S. employees. Employer contributions under this plan are discretionary and generally are limited to the amount deductible for Federal income tax purposes.

   AB also maintains a qualified, non-contributory, defined benefit retirement plan covering current and former employees who were employed by AB in the United States prior to October 2, 2000. AB's benefits are based on years of credited service and average final base salary.

   AB uses a December 31 measurement date for its pension plans.

   The funding policy of AB for its qualified pension plan is to satisfy its funding obligations each year in an amount not less than the minimum required by the Employee Retirement Income Security Act of 1974 ("ERISA"), as amended by the Pension Protection Act of 2006 (the "Pension Act"), and not greater than the maximum it can deduct for Federal income tax purposes. AB did not make a contribution to the AB Retirement Plan during 2016. AB currently estimates that it will contribute $4 million to the AB Retirement Plan during 2017. Contribution estimates, which are subject to change, are based on regulatory requirements, future market conditions and assumptions used for actuarial computations of the AB Retirement Plan's obligations and assets. AB Management, at the present time, has not determined the amount, if any, of additional future contributions that may be required.

   Net Periodic Pension Expense

   Components of net periodic pension expense for the Company's qualified plans were as follows:

                                                2016      2015      2014
                                              --------  --------  --------
                                                      (IN MILLIONS)
Service cost................................. $     --  $      8  $      9
Interest cost................................        6        93       107
Expected return on assets....................       (5)     (159)     (155)
Actuarial (gain) loss........................        1         1         1
Net amortization.............................       --       110       111
                                              --------  --------  --------
Net Periodic Pension Expense................. $      2  $     53  $     73
                                              ========  ========  ========

   Changes in PBO

   Changes in the PBO of the Company's qualified plans were comprised of:

                                                 DECEMBER 31,
                                              -----------------
                                               2016      2015
                                              ------  ---------
                                                (IN MILLIONS)

Projected benefit obligation, beginning of
  year....................................... $  129  $   2,657
Service cost.................................     --         --
Interest cost................................      6         93
Actuarial (gains) losses.....................      2         (6)
Benefits paid................................     (5)      (169)
Plan amendments and curtailments.............     --          1
                                              ------  ---------
  Projected Benefit Obligation...............    132      2,576
Transfer to AXA Financial....................     --     (2,447)
                                              ------  ---------
Projected Benefit Obligation, End of Year.... $  132  $     129
                                              ======  =========

   Changes in Plan Assets/Funded Status

   The following table discloses the changes in plan assets and the funded status of the Company's qualified pension plans. The fair value of plan assets supporting the AXA Equitable QP liability was not impacted by the Assumption Transaction and the payment of plan benefits will continue to be made from the plan assets held in trust for the exclusive benefit of plan participants.

                                                DECEMBER 31,
                                              ----------------
                                               2016     2015
                                              ------  --------
                                                (IN MILLIONS)

Pension plan assets at fair value, beginning
  of year.................................... $   86  $  2,473
Actual return on plan assets.................      4        24
Contributions................................     --        --
Benefits paid and fees.......................     (3)     (175)
                                              ------  --------
Pension plan assets at fair value, end of
  year.......................................     87     2,322
PBO (immediately preceding the Transfer to
  AXA Financial in 2015).....................    132     2,576
                                              ------  --------
  Excess of PBO Over Pension Plan Assets
   (immediately preceding the Transfer to
   AXA Financial in 2015)....................    (45)     (254)
Transfer to AXA Financial.................... $   --  $    211
                                              ------  --------
Excess of PBO Over Pension Plan Assets, end
  of year.................................... $  (45) $    (43)
                                              ======  ========

   Amounts recognized in the accompanying consolidated balance sheets to reflect the funded status of these plans were accrued pension costs of $45 million and $43 million at December 31, 2016 and 2015, respectively. The aggregate PBO/accumulated benefit obligation ("ABO") and fair value of pension plan assets for plans with PBOs/ABOs in excess of those assets were $132 million and $87 million, respectively, at December 31, 2016 and $2,576 million and $2,322 million, respectively, at December 31, 2015.

   Unrecognized Net Actuarial (Gain) Loss

   The following table discloses the amounts included in AOCI at December 31, 2016 and 2015 that have not yet been recognized by AXA Equitable as components of net periodic pension cost.

                                              DECEMBER 31,
                                              ------------
                                               2016   2015
                                              -----  -----
                                              (IN MILLIONS)
Unrecognized net actuarial gain (loss)....... $ (51) $ (49)
Unrecognized prior service (cost) credit.....    (1)    (1)
                                              -----  -----
  Total...................................... $ (52) $ (50)
                                              =====  =====

   The estimated net actuarial gain (loss) and prior service (cost) credit expected to be reclassified from AOCI and recognized as components of net periodic pension cost over the next year are approximately $(1.4) million and $(23,000), respectively.

   Pension Plan Assets

   The fair values of qualified pension plan assets are measured and ascribed to levels within the fair value hierarchy in a manner consistent with the invested assets of the Company that are measured at fair value on a recurring basis. See Note 2 for a description of the fair value hierarchy.

   At December 31, 2016 and 2015, the total fair value of plan assets for the qualified pension plans was approximately $87 million and $86 million, respectively, all supporting the AB qualified retirement plan.

                                              DECEMBER 31,
                                              ------------
                                               2016   2015
                                              -----  -----
Fixed Maturities.............................  18.0%  24.0%
Equity Securities............................  61.0   56.0
Other........................................  21.0   20.0
                                              -----  -----
  Total...................................... 100.0% 100.0%
                                              =====  =====

                                              LEVEL 1  LEVEL 2 LEVEL 3  TOTAL
                                              -------- ------- ------- --------
                                                        (IN MILLIONS)
DECEMBER 31, 2016:
ASSET CATEGORIES
Common and preferred equity.................. $     21 $    -- $    -- $     21
Mutual funds.................................       47      --      --       47
                                              -------- ------- ------- --------
  Total assets in the fair value hierarchy...       68      --      --       68
Investments measured at net assets value.....       --      --      --       19
                                              -------- ------- ------- --------
   Investments at fair value................. $     68 $    -- $    -- $     87
                                              ======== ======= ======= ========
December 31, 2015:
Asset Categories
Common and preferred equity.................. $     22 $    -- $    -- $     22
Mutual funds.................................       45      --      --       45
                                              -------- ------- ------- --------
  Total assets in the fair value hierarchy...       67      --      --       67
Investments measured at net assets value.....       --      --      --       19
                                              -------- ------- ------- --------
   Investments at fair value................. $     67 $    -- $    -- $     86
                                              ======== ======= ======= ========

   Plan asset guidelines for the AB qualified retirement plan specify an allocation weighting of 30% to 60% for return seeking investments (target of 40%), 10% to 30% for risk mitigating investments (target of 15%), 0% to 25% for diversifying investments (target of 17%) and 18% to 38% for dynamic asset allocation (target of 28%). Investments in mutual funds, hedge funds (and other alternative investments), and other commingled investment vehicles are permitted under the guidelines. Investments are permitted in overlay portfolios (regulated mutual funds) to complement the long-term strategic asset allocation. This portfolio overlay strategy is designed to manage short-term portfolio risk and mitigate the effect of extreme outcomes.

   Discount Rate and Other Assumptions

   In 2015 and 2014 the discount rate assumptions used by AXA Equitable to measure the benefits obligations and related net periodic cost of the AXA Equitable QP reflect the rates at which those benefits could be effectively settled. Projected nominal cash outflows to fund expected annual benefits payments under the AXA Equitable QP were discounted using a published high-quality bond yield curve for which AXA Equitable replaced its reference to the Citigroup-AA curve with the Citigroup Above-Median-AA curve beginning in 2014, thereby reducing the PBO of AXA Equitable's qualified pension plan and the related charge to equity to adjust the funded status of the plan by $25 million in 2014. At December 31, 2015, AXA Equitable refined its calculation of the discount rate to use the discrete single equivalent discount rate for each plan as compared to its previous use of an aggregate, weighted average practical expedient. Use of the discrete approach at December 31, 2015 produced a discount rate for the AXA Equitable QP of 3.98% as compared to a 4.00% aggregate rate, thereby increasing the net unfunded PBO of the AXA Equitable QP immediately preceding the Assumption Transaction by approximately $4 million in 2015.

   In fourth quarter 2015, the Society of Actuaries (SOA) released MP-2015, an update to the mortality projection scale issued last year by the SOA, indicating that while mortality data continued to show longer lives, longevity was increasing at a slower rate and lagging behind that previously suggested. For the year ended December 31, 2015 valuations of its defined benefits plans, AXA Equitable considered this new data as well as observations made from current practice regarding how best to estimate improved trends in life expectancies. As a result, AXA Equitable concluded to change the mortality projection scale used to measure and report its defined benefit obligations from 125% Scale AA to Scale BB, representing a reasonable "fit" to the results of the AXA Equitable QP mortality experience study and more aligned to current thinking in practice with respect to projections of mortality improvements. Adoption of that change increased the net unfunded PBO of the AXA Equitable QP immediately preceding the Assumption Transaction by approximately $83 million. At December 31, 2014, AXA Equitable modified its then-current use of Scale AA by adopting 125% Scale AA and introduced additional refinements to its projection of assumed mortality, including use of a full generational approach, thereby increasing the year-end 2014 valuation of the AXA Equitable QP PBO by approximately
   $54 million.

   The following table discloses assumptions used to measure the Company's pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2016 and 2015. As described above, AXA Equitable refined its calculation of the discount rate for the year ended December 31, 2015 valuation of its defined benefits plans to use the discrete single equivalent discount rate for each plan as compared to its previous use of an aggregate, weighted average practical expedient.

                                              DECEMBER 31,
                                              -----------
                                              2016   2015
                                              -----  -----
Discount rates:
   AXA Equitable QP, immediately preceding
     Transfer to AXA Financial...............   N/A  3.98%
   Other AXA Equitable defined benefit plans. 3.48%  3.66%
   AB Qualified Retirement Plan.............. 4.75%   4.3%
  Periodic cost..............................  3.7%   3.6%

Rates of compensation increase:
  Benefit obligation.........................   N/A  6.00%
  Periodic cost..............................   N/A  6.46%

Expected long-term rates of return on
  pension plan assets (periodic cost)........  6.5%  6.75%

   The expected long-term rate of return assumption on plan assets is based upon the target asset allocation of the plan portfolio and is determined using forward-looking assumptions in the context of historical returns and volatilities for each asset class.

   Prior to 1987, participants' benefits under the AXA Equitable QP were funded through the purchase of non-participating annuity contracts from AXA Equitable. Benefit payments under these contracts were approximately
   $6 million and $10 million for 2015 and 2014, respectively.

   Future Benefits

   The following table provides an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2017, and in the aggregate for the five years thereafter, all of which are subsequent to the Assumption Transaction. These estimates are based on the same assumptions used to measure the respective benefit obligations at December 31, 2016 and include benefits attributable to estimated future employee service.

                                                 PENSION
                                                BENEFITS
                                              -------------
                                              (IN MILLIONS)

2017.........................................    $        4
2018.........................................             6
2019.........................................             6
2020.........................................             5
2021.........................................             6
Years 2022 - 2026............................            38

   AXA FINANCIAL ASSUMPTIONS

   In addition to the Assumption Transaction, since December 31, 1999, AXA Financial has legally assumed primary liability from AXA Equitable for all current and future liabilities of AXA Equitable under certain employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits; AXA Equitable remains secondarily liable. AXA Equitable reimburses AXA Financial, Inc. for costs associated with all of these plans, as described in Note 11.

13)SHARE-BASED AND OTHER COMPENSATION PROGRAMS

   AXA and AXA Financial sponsor various share-based compensation plans for eligible employees, financial professionals and non-officer directors of AXA Financial and its subsidiaries, including the Company. AB also sponsors its own unit option plans for certain of its employees.

   Compensations costs for 2016, 2015 and 2014 for share-based payment arrangements as further described herein are as follows:

                                               2016   2015    2014
                                              ------ ------- -------
                                                  (IN MILLIONS)
Performance Units/Shares..................... $   17 $    18 $    10
Stock Options................................      1       1       1
AXA Shareplan................................     14      16      10
Restricted Units.............................    154     174     171
Other Compensation plans/(1)/................      1       2      --
                                              ------ ------- -------
Total Compensation Expenses.................. $  187 $   211 $   192
                                              ====== ======= =======

  /(1)/Other compensation plans include Stock Appreciation Rights, Restricted
       Stock and AXA Miles.

   U.S. employees are granted AXA ordinary share options under the Stock Option Plan for AXA Financial Employees and Associates (the "Stock Option Plan") and are granted AXA performance shares under the AXA International Performance Shares Plan (the "Performance Share Plan"). Prior to 2013 they were granted performance units under the AXA Performance Unit Plan.

   Non-officer directors of AXA Financial and certain subsidiaries (including AXA Equitable) are granted restricted AXA ordinary shares (prior to 2011, AXA ADRs) and unrestricted AXA ordinary shares (prior to March 15, 2010, AXA
   ADRs) annually under The Equity Plan for Directors. They also were granted ADR stock options in years prior to 2014.

   Performance Units and Performance Shares

   2016 GRANT. On June 6, 2016, under the terms of the Performance Share Plan, AXA awarded approximately 1.9 million unearned performance shares to employees of AXA Equitable. The extent to which 2016-2018 cumulative performance targets measuring the performance of AXA and the insurance related businesses of AXA Financial Group are achieved will determine the number of performance shares earned, which may vary between 0% and 130% of the number of performance shares at stake. The performance shares earned during this performance period will vest and be settled on the fourth anniversary of the award date. The plan will settle in AXA ordinary shares to all participants. In 2016, the expense associated with the June 6, 2016 grant of performance shares was approximately $10 million.

   SETTLEMENT OF 2013 GRANT IN 2016. On March 22, 2016, share distributions totaling approximately $55 million were made to active and former AXA Equitable employees in settlement of approximately 2.3 million performance shares earned under the terms of the 2013 Performance Share Plan.

   2015 GRANT. On June 19, 2015, under the terms of the 2015 Performance Share Plan, AXA awarded approximately 1.7 million unearned performance shares to employees of AXA Equitable. The extent to which 2015-2017 cumulative performance targets measuring the performance of AXA and the insurance related businesses of AXA Financial Group are achieved will determine the number of performance shares earned, which may vary in linear formula between 0% and 130% of the number of performance shares at stake. The performance shares earned during this performance period will vest and be settled on the fourth anniversary of the award date. The plan will settle in shares to all participants. In 2016 and 2015 the expense associated with the June 19, 2015 grant of performance shares were $4 million and $8 million, respectively.

   SETTLEMENT OF 2012 GRANT IN 2015. On April 2, 2015, cash distributions of approximately $53 million were made to active and former AXA Equitable employees in settlement of approximately 2.3 million performance units earned under the terms of the AXA Performance Unit Plan 2012.

   2014 GRANT. On March 24, 2014, under the terms of the 2014 Performance Share Plan, AXA awarded approximately 1.5 million unearned performance shares to employees of AXA Equitable. The extent to which 2014-2016 cumulative performance targets measuring the performance of AXA and the insurance-related businesses of AXA Financial Group are achieved will determine the number of performance shares earned, which may vary in linear formula between 0% and 130% of the number of performance shares at stake. The first tranche of the performance shares will vest and be settled on the third anniversary of the award date; the second tranche of these performance shares will vest and be settled on the fourth anniversary of the award date. The plan will settle in shares to all participants. In 2016, 2015 and 2014 the expense associated with the March 24, 2014 grant of performance shares was approximately $4 million, $4 million, and $9 million respectively.

   SETTLEMENT OF 2011 GRANT IN 2014. On April 3, 2014, cash distributions of approximately $26 million were made to active and former AXA Equitable employees in settlement of 1.0 million performance units earned under the terms of the AXA Performance Unit Plan 2011.

   The fair values of awards made under these programs are measured at the grant date by reference to the closing price of the AXA ordinary share, and the result, as adjusted for achievement of performance targets and pre-vesting forfeitures, generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. Remeasurements of fair value for subsequent price changes until settlement are made only for performance unit awards as they are settled in cash. Approximately 2 million outstanding performance shares are at risk to achievement of 2017 performance criteria, primarily representing all of the performance shares granted June 19, 2015 and the second tranche of performance shares granted March 24, 2014, for which cumulative average 2015-2017 and 2014-2016 performance targets will determine the number of performance shares earned under those awards, respectively.

   Stock Options

   2016 GRANT. On June 6, 2016, 0.6 million options to purchase AXA ordinary shares were granted to employees of AXA Equitable under the terms of the Stock Option Plan at an exercise price of 21.52 euros. All of those options have a five-year graded vesting schedule, with one-third vesting on each of the third, fourth, and fifth anniversaries of the grant date. Of the total options awarded on June 6, 2016, 0.3 million are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on June 6, 2016 have a ten-year term. The weighted average grant date fair value per option award was estimated at 1.85 euros using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 26.6%, a weighted average expected term of 8.1 years, an expected dividend yield of 6.49% and a risk-free interest rate of 0.33%. The total fair value of these options (net of expected forfeitures) of approximately $1 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2016, the Company recognized expenses associated with the June 6, 2015 grant of options of approximately $0.6 million.

   2015 GRANT. On June 19, 2015, approximately 0.4 million options to purchase AXA ordinary shares were granted to employees of AXA Equitable under the terms of the Stock Option Plan at an exercise price of 22.90 euros. All of those options have a five-year graded vesting schedule, with one-third vesting on each of the third, fourth, and fifth anniversaries of the grant date. Of the total options awarded on

   June 19, 2015, 0.2 million are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on June 19, 2015 have a ten-year term. The weighted average grant date fair value per option award was estimated at 1.58 euros using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 23.68%, a weighted average expected term of 8.2 years, an expected dividend yield of 6.29% and a risk-free interest rate of 0.92%. The total fair value of these options (net of expected forfeitures) of approximately $1 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2016 and 2015, the Company recognized expenses associated with the June 19, 2015 grant of options of approximately
   $0.1 million and $0.3 million, respectively.

   2014 GRANT. On March 24, 2014, 0.4 million options to purchase AXA ordinary shares were granted to employees of AXA Equitable under the terms of the Stock Option Plan at an exercise price of 18.68 euros All of those options have a five-year graded vesting schedule, with one-third vesting on each of the third, fourth, and fifth anniversaries of the grant date. Of the total options awarded on March 24, 2014, 0.2 million are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on March 24, 2014 have a ten-year term. The weighted average grant date fair value per option award was estimated at $2.89 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 29.24%, a weighted average expected term of
   8.2 years, an expected dividend yield of 6.38% and a risk-free interest rate of 1.54%. The total fair value of these options (net of expected forfeitures) of approximately $1 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2016, 2015 and 2014 the Company recognized expenses associated with the March 24, 2014 grant of options of approximately $0.2 million, $0.2 million and $0.3 million, respectively.

   Shares Authorized

   There is no limitation in the Stock Option Plan or the Equity Plan for Directors on the number of shares that may be issued pursuant to option or other grants.

   A summary of the activity in the AXA, AXA Financial and AB option plans during 2016 follows:

                                                                           Options Outstanding
                                              -----------------------------------------------------------------------------
                                                    AXA Ordinary Shares            AXA ADRs/(3)/        AB Holding Units
                                              ------------------------------   --------------------- ----------------------
                                                                Weighted                   Weighted               Weighted
                                                Number          Average          Number    Average     Number     Average
                                              Outstanding       Exercise       Outstanding Exercise  Outstanding  Exercise
                                              (In 000's)         Price         (In 000's)   Price    (In 000's)    Price
                                              -----------  -----------------   ----------- --------- -----------  ---------

Options Outstanding at January 1, 2016.......    12,602.1  (Euro)      21.39          41.0 $   27.28     5,398.5  $   47.59
Options granted..............................       594.3  (Euro)      21.52            -- $      --        54.5  $    22.6
Options exercised............................      (568.2) (Euro)      14.93            -- $      --      (358.3) $    17.1
Options forfeited, net.......................              (Euro)         --            -- $      --          --  $      --
Options expired/reinstated...................    (3,092.0)              27.8           3.9     26.06        (9.7) $    65.0
                                              -----------                             ----            ----------
Options Outstanding at December 31, 2016.....     9,536.2  (Euro)      21.02          44.9 $   24.90     5,085.0  $    49.5
                                              ===========  =================          ==== =========  ==========  =========
Aggregate Intrinsic Value/(1)/...............              (Euro)30,077.2/(2)/             $   252.9                     --
                                                           =================               =========              =========
Weighted Average Remaining Contractual Term
  (in years).................................         3.1                             1.89                  2.00
                                              ===========                             ====            ==========
Options Exercisable at December 31, 2016.....     7,169.4  (Euro)      20.43          44.8 $   24.90     4,700.9  $    47.6
                                              ===========  =================          ==== =========  ==========  =========
Aggregate Intrinsic Value/(1)/...............              (Euro)   26,793.5               $   252.9                     --
                                                           =================               =========              =========
Weighted Average Remaining Contractual Term
  (in years).................................        3.74                             1.89                  2.00
                                              ===========                             ====            ==========

  /(1)/Aggregate intrinsic value, presented in millions, is calculated as the excess of the closing market price on December 31, 2016 of the respective underlying shares over the strike prices of the option awards.
  /(2)/The aggregate intrinsic value on options outstanding, exercisable and expected to vest is negative and is therefore presented as zero.
  /(3)/AXA ordinary shares will be delivered to participants in lieu of AXA
       ADRs at exercise or maturity.

   No stock options were exercised in 2016. The intrinsic value related to exercises of stock options during 2015 and 2014 were approximately
   $0.2 million and $3 million respectively, resulting in amounts currently deductible for tax purposes of approximately $0.1 million, and $1 million, respectively, for the periods then ended. In 2015 and 2014, windfall tax benefits of approximately $0.1 million and $1 million, respectively, resulted from exercises of stock option awards.

   At December 31, 2016, AXA Financial held 22,974 AXA ordinary shares in treasury at a weighted average cost of $23.95 per share, which were designated to fund future exercises of outstanding stock options.

   For the purpose of estimating the fair value of stock option awards, the Company applies the Black-Scholes model and attributes the result over the requisite service period using the graded-vesting method. A Monte-Carlo simulation approach was used to model the fair value of the conditional vesting feature of the awards of options to purchase AXA ordinary shares. Shown below are the relevant input assumptions used to derive the fair values of options awarded in 2016, 2015 and 2014, respectively.

                                                  AXA Ordinary Shares          AB Holding Units
                                              --------------------------  -------------------------
                                                2016     2015     2014      2016     2015     2014
                                              -------  -------  --------  -------  -------  -------

Dividend yield...............................    6.49%    6.29%     6.38%     7.1%     7.1%     8.4%
Expected volatility..........................    26.6%   23.68%    29.24%    31.0%    32.1%    48.9%
Risk-free interest rates.....................    0.33%    0.92%     1.54%     1.3%     1.5%     1.5%
Expected life in years.......................     8.1      8.2       8.2      6.0      6.0      6.0
Weighted average fair value per option at
  grant date................................. $  2.06  $  1.73  $   2.89  $  2.75  $  4.13  $  4.78

   As of December 31, 2016, approximately $1 million of unrecognized compensation cost related to unvested stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by the Company over a weighted average period of 3.22 years.

   Restricted Awards

   Under The Equity Plan for Directors, AXA Financial grants non-officer directors of AXA Financial and certain subsidiaries (including AXA Equitable) restricted AXA ordinary shares. Likewise, AB awards restricted AB Holding units to independent members of its General Partner. In addition, under its Century Club Plan, awards of restricted AB Holding units that vest ratably over three years are made to eligible AB employees whose primary responsibilities are to assist in the distribution of company-sponsored mutual funds.

   AXA Equitable has also granted restricted AXA ordinary share units ("RSUs") to certain executives. The RSUs are phantom AXA ordinary shares that, once vested, entitle the recipient to a cash payment based on the average closing price of the AXA ordinary share over the twenty trading days immediately preceding the vesting date.

   For 2016, 2015 and 2014, respectively, the Company recognized compensation costs of $154 million, $174 million and $171 million for outstanding restricted stock and RSUs. The fair values of awards made under these programs are measured at the grant date by reference to the closing price of the unrestricted shares, and the result generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. Remeasurements of fair value for subsequent price changes until settlement are made only for RSUs. At December 31, 2016, approximately 19.2 million restricted AXA ordinary shares and AB Holding unit awards remain unvested. At December 31, 2016, approximately $39 million of unrecognized compensation cost related to these unvested awards, net of estimated pre-vesting forfeitures, is expected to be recognized over a weighted average period of
   2.6 years.

   The following table summarizes restricted AXA ordinary share activity for 2016. In addition, approximately 84,611 RSUs were granted during 2016 with graded vesting over a 4-year service period.

                                                          WEIGHTED
                                              SHARES OF   AVERAGE
                                              RESTRICTED GRANT DATE
                                                STOCK    FAIR VALUE
                                              ---------- ----------
Unvested as of January 1, 2016...............     34,010 $    18.43
Granted......................................     13,909 $    22.63
Vested.......................................     11,613 $    23.81
                                              ---------- ----------
Unvested as of December 31, 2016.............     36,306 $    24.46
                                              ========== ==========

   Unrestricted Awards

   Under the Equity Plan for Directors, AXA Financial provides a stock retainer to non-officer directors of AXA Financial and certain subsidiaries (including AXA Equitable). Pursuant to the terms of the retainer, the non-officer directors receive AXA ordinary shares valued at $55,000 each year, paid on a semi-annual basis. These shares are not subject to any vesting requirement or other restriction.

   AXA Shareplan

   2016 AXA SHAREPLAN. In 2016, eligible employees of participating AXA Financial subsidiaries were offered the opportunity to purchase newly issued AXA ordinary shares, subject to plan limits, under the terms of AXA Shareplan 2016. Eligible employees could have reserved a share purchase during the reservation period from August 29, 2016 through September 9, 2016 and could have canceled their reservation or elected to make a purchase for the first time during the retraction/subscription period from October 17, 2016 through October 19, 2016. The U.S. dollar purchase price was determined by applying the U.S. dollar/Euro forward exchange rate on October 13, 2016 to the discounted formula subscription price in Euros. Investment Option A permitted participants to purchase AXA ordinary shares at a 20% formula discounted price of 15.53 euros/per share. Investment Option B permitted participants to purchase AXA ordinary shares at an 8.63% formula discounted price of 17.73 euros/per share on a leveraged basis with a guaranteed return of initial investment plus a portion of any appreciation in the undiscounted value of the total shares purchased. For purposes of determining the amount of any appreciation, the AXA ordinary share price will be measured over a fifty-two week period preceding the scheduled end date of AXA Shareplan 2016, which is July 1, 2021. All subscriptions became binding and irrevocable on October 19, 2016.

   The Company recognized compensation expense of $14 million, $16 million and $10 million in 2016, 2015 and 2014 in connection with each respective year's offering of AXA stock under the AXA Shareplan, representing the aggregate discount provided to AXA Equitable participants for their purchase of AXA stock under each of those plans, as adjusted for the post-vesting, five-year holding period. AXA Equitable participants in AXA Shareplan 2016, 2015 and 2014 primarily invested under Investment Option B for the purchase of approximately $6 million, $5 million and $5 million AXA ordinary shares, respectively.

   AXA Miles Program 2012

   On March 16, 2012, under the terms of the AXA Miles Program 2012, AXA granted 50 AXA Miles to every employee and eligible financial professional of AXA Group for the purpose of enhancing long-term employee-shareholder engagement. Each AXA Mile represents a phantom share of AXA stock that will convert to an actual AXA ordinary share at the end of a four-year vesting period provided the employee or financial professional remains in the employ of the company or has retired from service. Half of each AXA Miles grant, or 25 AXA Miles, were subject to an additional vesting condition that required improvement in at least one of two AXA performance metrics in 2012 as compared to 2011. This vesting condition has been satisfied. On March 16, 2016, AXA ordinary share distributions totaling approximately $4 million were made to active and former AXA Equitable employees in settlement of approximately 0.2 million AXA Miles earned under the terms of the AXA Miles Program 2012.

   AB Long-term Incentive Compensation Plans

   AB maintains several unfunded long-term incentive compensation plans for the benefit of certain eligible employees and executives. The AB Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made, however, ACMC, LLC ("ACMC"), an indirect, wholly-owned subsidiary of AXA Equitable, is obligated to make capital contributions to AB in amounts equal to benefits paid under this plan as well as other assumed contractual unfunded deferred compensation arrangements covering certain executives. Prior to changes implemented by AB in fourth quarter 2011, as further described below, compensation expense for the remaining active plans was recognized on a straight-line basis over the applicable vesting period. Prior to 2009, participants in these plans designated the percentages of their awards to be allocated among notional investments in Holding units or certain investment products (primarily mutual funds) sponsored by AB. Beginning in 2009, annual awards granted under the Amended and Restated AB Incentive Compensation Award Program were in the form of restricted Holding units.

   In fourth quarter 2011, AB implemented changes to AB's employee long-term incentive compensation award. AB amended all outstanding year-end deferred incentive compensation awards of active employees (i.e., those employees employed as of December 31, 2011), so that employees who terminate their employment or are terminated without cause may continue to vest, so long as the employees do not violate the agreements and covenants set forth in the applicable award agreement, including restrictions on competition, employee and client solicitation, and a claw-back for failing to follow existing risk management policies. This amendment resulted in the immediate recognition in the fourth quarter of the cost of all unamortized deferred incentive compensation on outstanding awards from prior years that would otherwise have been expensed in future periods.

   In addition, awards granted in 2012 contain the same vesting provisions and, accordingly, the Company's annual incentive compensation expense reflect 100% of the expense associated with the deferred incentive compensation awarded in each year. This approach to expense recognition closely matches the economic cost of awarding deferred incentive compensation to the period in which the related service is performed.

   AB engages in open-market purchases of AB Holding L.P. ("AB Holding") units ("Holding units") to help fund anticipated obligations under its incentive compensation award program, for purchases of Holding units from employees and other corporate purposes. During 2016 and 2015, AB purchased
   10.5 million and 8.5 million Holding units for $237 million and $218 million respectively. These amounts reflect open-market purchases of 7.9 million and
   5.8 million Holding units for $176 million and $151 million, respectively, with the remainder relating to purchases of Holding units from employees to allow them to fulfill statutory tax withholding requirements at the time of distribution of long-term incentive compensation awards, offset by Holding units purchased by employees as part of a distribution reinvestment election.

   During 2016, AB granted to employees and eligible directors 7.0 million restricted AB Holding unit awards (including 6.1 million granted in December for 2016 year-end awards). During 2015, AB granted to employees and eligible directors 7.4 million restricted AB Holding awards (including 7.0 million granted in December 2015 for year-end awards).

   During 2016 and 2015, AB Holding issued 0.4 million and 0.5 million Holding units, respectively, upon exercise of options to buy AB Holding units. AB Holding used the proceeds of $6 million and $9 million, respectively, received from employees as payment in cash for the exercise price to purchase the equivalent number of newly-issued Holding units.

   Effective July 1, 2013, management of AB and AB Holding retired all unallocated Holding units in AB's consolidated rabbi trust. To retire such units, AB delivered the unallocated Holding units held in its consolidated rabbi trust to AB Holding in exchange for the same amount of AB units. Each entity then retired its respective units. As a result, on July 1, 2013, each of AB's and AB Holding's units outstanding decreased by approximately
   13.1 million units. AB and AB Holding intend to retire additional units as AB purchases Holding units on the open market or from employees to allow them to fulfill statutory tax withholding requirements at the time of distribution of long-term incentive compensation awards, if such units are not required to fund new employee awards in the near future. If a sufficient number of Holding units is not available in the rabbi trust to fund new awards, AB Holding will issue new Holding units in exchange for newly-issued AB units, as was done in December 2013.

   The cost of the 2016 awards made in the form of restricted Holding units was measured, recognized, and disclosed as a share-based compensation program.

   On July 1, 2010, the AB 2010 Long Term Incentive Plan ("2010 Plan"), as amended, was established, under which various types of Holding unit-based awards have been available for grant to its employees and eligible directors, including restricted or phantom restricted Holding unit awards, Holding unit appreciation rights and performance awards, and options to buy Holding units. The 2010 Plan will expire on June 30, 2020 and no awards under the 2010 Plan will be made after that date. Under the 2010 Plan, the aggregate number of Holding units with respect to which awards may be granted is 60 million, including no more than 30 million newly-issued Holding units. As of December 31, 2016, 0.4 million options to buy Holding units had been granted and 51.9 million Holding units net of forfeitures, were subject to other Holding unit awards made under the 2010 Plan. Holding unit-based awards (including options) in respect of 7.7 million Holding units were available for grant as of December 31, 2016.

14)INCOME TAXES

   A summary of the income tax (expense) benefit in the consolidated statements of income (loss) follows:

                                                 2016      2015       2014
                                              ----------  ------  -----------
                                                       (IN MILLIONS)
Income tax (expense) benefit:
  Current (expense) benefit.................. $     (274) $  (19) $      (552)
  Deferred (expense) benefit.................        442      42         (488)
                                              ----------  ------  -----------
Total........................................ $      168  $   23  $    (1,040)
                                              ==========  ======  ===========

   The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the income before income taxes and noncontrolling interest by the expected Federal income tax rate of 35.0%. The sources of the difference and their tax effects are as follows:

                                                 2016       2015       2014
                                              ----------  -------  -----------
                                                        (IN MILLIONS)

Expected income tax (expense) benefit........ $     (135) $  (362) $    (1,478)
Noncontrolling interest......................        162      119          114
Separate Accounts investment activity........        160      181          116
Non-taxable investment income (loss).........         15        8           12
Tax audit interest...........................        (22)       1           (6)
State income taxes...........................         (8)       1           (4)
AB Federal and foreign taxes.................         (4)      --            2
Tax settlement...............................         --       77          212
Other........................................         --       (2)          (8)
                                              ----------  -------  -----------
Income tax (expense) benefit................. $      168  $    23  $    (1,040)
                                              ==========  =======  ===========

   In second quarter 2015, the Company recognized a tax benefit of $77 million related to settlement with the IRS on the appeal of proposed adjustments to the Company's 2004 and 2005 Federal corporate income tax returns.

   In second quarter 2014, the Company recognized a tax benefit of $212 million related to settlement of the IRS audit for tax years 2006 and 2007.

   In February 2014, the IRS released Revenue Ruling 2014-7, eliminating the IRS' previous guidance related to the methodology to be followed in calculating the Separate Account dividends received deduction ("DRD"). However, there remains the possibility that the IRS and the U.S. Treasury will address, through subsequent guidance, the issues previously raised related to the calculation of the DRD. The ultimate timing and substance of any such guidance is unknown. It is also possible that the calculation of the Separate Account DRD will be addressed in future legislation. Any such guidance or legislation could result in the elimination or reduction on either a retroactive or prospective basis of the Separate Account DRD tax benefit that the Company receives.

   As of December 31, 2016 and 2015, the Company had a current tax liability of $235 million and $575 million respectively.

   The components of the net deferred income taxes are as follows:

                                                DECEMBER 31, 2016     December 31, 2015
                                              --------------------- ---------------------
                                               ASSETS   LIABILITIES  Assets   Liabilities
                                              --------- ----------- --------- -----------
                                                             (IN MILLIONS)

Compensation and related benefits............ $      88   $      -- $      93   $      --
Reserves and reinsurance.....................        --         528        --         449
DAC..........................................        --       1,390        --       1,488
Unrealized investment gains or losses........        --          23        --         134
Investments..................................        --       1,062        --       1,475
Net operating losses and credits.............       394          --       424          --
Other........................................         5          --        --          25
                                              ---------   --------- ---------   ---------
Total........................................ $     487   $   3,003 $     517   $   3,571
                                              =========   ========= =========   =========

   As of December 31, 2016, the Company had $394 million of AMT credits which do not expire.

   The Company does not provide income taxes on the undistributed income of non-U.S. corporate subsidiaries except to the extent that such income are not permanently invested outside the United States. As of December 31, 2016, $195 million of accumulated undistributed income of non-U.S. corporate subsidiaries were permanently invested outside the United States. At existing applicable income tax rates, additional taxes of approximately
   $79 million would need to be provided if such income were remitted.

   At December 31, 2016 and 2015, of the total amount of unrecognized tax benefits $394 million and $344 million, respectively, would affect the effective rate.

   The Company recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2016 and 2015 were $67 million and $52 million, respectively. For 2016, 2015 and 2014, respectively, there were $15 million, $(25) million and $(43) million in interest expense related to unrecognized tax benefits.

   A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

                                               2016     2015     2014
                                              ------- -------  -------
                                                    (IN MILLIONS)

Balance at January 1,........................ $   418 $   475  $   592
Additions for tax positions of prior years...      39      44       56
Reductions for tax positions of prior years..      --    (101)    (181)
Additions for tax positions of current year..      --      --        8
                                              ------- -------  -------
Balance at December 31,...................... $   457 $   418  $   475
                                              ======= =======  =======

   During the second quarter of 2015, the Company reached a settlement with the IRS on the appeal of proposed adjustments to the Company's 2004 and 2005 Federal corporate income tax returns. In 2015, the IRS commenced their examination of the 2008 and 2009 tax years, with prior years no longer subject to examination. It is reasonably possible that the total amounts of unrecognized tax benefit will change within the next 12 months due to the conclusion of IRS proceedings and the addition of new issues for open tax years. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

15)ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

   AOCI represents cumulative gains (losses) on items that are not reflected in Net income (loss). The balances for the past three years follow:

                                                     DECEMBER 31,
                                              --------------------------
                                                2016     2015     2014
                                              -------  -------  --------
                                                     (IN MILLIONS)

Unrealized gains (losses) on investments..... $    40  $   248  $  1,076
Foreign currency translation adjustments.....     (77)     (59)      (34)
Defined benefit pension plans................     (46)     (43)     (811)
                                              -------  -------  --------
Total accumulated other comprehensive income
  (loss).....................................     (83)     146       231
                                              -------  -------  --------
Less: Accumulated other comprehensive
  (income) loss attributable to
  noncontrolling interest....................      86       69        54
                                              -------  -------  --------
Accumulated Other Comprehensive Income
  (Loss) Attributable to AXA Equitable....... $     3  $   215  $    285
                                              =======  =======  ========

   Immediately preceding the Assumption Transaction, the AXA Equitable QP had approximately $1,193 million unrecognized net actuarial losses in AOCI that were transferred to AXA Financial, resulting in an increase in AOCI and a decrease in additional paid in capital of $1,193 million ($772 million net of tax), the net impact to AXA Equitable's consolidated Shareholder's Equity was $0 million.

   The components of OCI for the past three years, net of tax, follow:

                                                2016      2015        2014
                                              -------  ----------  ---------
                                                       (IN MILLIONS)

Foreign currency translation adjustments:
  Foreign currency translation gains
   (losses) arising during the period........ $   (18) $      (25) $     (21)
  (Gains) losses reclassified into net
   income (loss) during the period...........      --          --         --
                                              -------  ----------  ---------
  Foreign currency translation adjustment....     (18)        (25)       (21)
                                              -------  ----------  ---------
Change in net unrealized gains (losses) on
  investments:
  Net unrealized gains (losses) arising
   during the year...........................    (160)     (1,020)     1,043
  (Gains) losses reclassified into net
   income (loss) during the year/(1)/........       2          12         37
                                              -------  ----------  ---------
Net unrealized gains (losses) on investments.    (158)     (1,008)     1,080
Adjustments for policyholders liabilities,
  DAC, insurance liability loss recognition
  and other..................................     (50)        180       (168)
                                              -------  ----------  ---------
Change in unrealized gains (losses), net of
  adjustments and (net of deferred income
  tax expense (benefit) of $(89), $(454) and
  $498)......................................    (208)       (828)       912
                                              -------  ----------  ---------

                                                  2016      2015      2014
                                                --------  --------  -------
                                                       (IN MILLIONS)
Change in defined benefit plans:
  Net gain (loss) arising during the year...... $     --  $     --  $   (95)
  Prior service cost arising during the year...       --        --       --
   Less: reclassification adjustments to net
     income (loss) for:/(2)/...................
     Amortization of net (gains) losses
       included in net periodic cost...........       (3)       (4)      72
     Amortization of net prior service
       credit included in net periodic cost....       --        --       --
                                                --------  --------  -------
Change in defined benefit plans (net of
  deferred income tax expense (benefit) of
  $(2), $(2) and $(12))........................       (3)       (4)     (23)
                                                --------  --------  -------
Total other comprehensive income (loss), net
  of income taxes..............................     (229)     (857)     868
Less: Other comprehensive (income) loss
  attributable to noncontrolling interest......       17        15       29
                                                --------  --------  -------
Other Comprehensive Income (Loss)
  Attributable to AXA Equitable................ $   (212) $   (842) $   897
                                                ========  ========  =======

  /(1)/See "Reclassification adjustments" in Note 3. Reclassification amounts presented net of income tax expense (benefit) of $(1) million, $(6) million and $(20) million for 2016, 2015 and 2014, respectively.
  /(2)/These AOCI components are included in the computation of net periodic costs (see "Employee Benefit Plans" in Note 12). Reclassification amounts presented net of income tax expense (benefit) of $2 million, $2 million and $12 million for 2016, 2015 and 2014, respectively.

   Investment gains and losses reclassified from AOCI to net income (loss) primarily consist of realized gains (losses) on sales and OTTI of AFS securities and are included in Total investment gains (losses), net on the consolidated statements of income (loss). Amounts reclassified from AOCI to net income (loss) as related to defined benefit plans primarily consist of amortizations of net (gains) losses and net prior service cost (credit) recognized as a component of net periodic cost and reported in Compensation and benefit expenses in the consolidated statements of income (loss). Amounts presented in the table above are net of tax.

16)COMMITMENTS AND CONTINGENT LIABILITIES

   Leases

   The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under non-cancelable operating leases for 2017 and the four successive years are $218 million, $207 million, $194 million, $168 million, $159 million and $446 million thereafter. Minimum future sublease rental income on these non-cancelable operating leases for 2017 and the four successive years is $32 million, $33 million, $32 million, $16 million, $14 million and $44 million thereafter.

   Obligations under Funding Agreements

   Entering into FHLBNY membership, borrowings and funding agreements requires the ownership of FHLBNY stock and the pledge of assets as collateral, AXA Equitable has purchased FHLBNY stock of $109 million and pledged collateral with a carrying value of $3,885 million, as of December 31, 2016. AXA Equitable issues short-term funding agreements to the FHLBNY and uses the funds for asset liability and cash management purposes. AXA Equitable issues long term funding agreements to the FHLBNY and uses the funds for spread lending purposes. Funding agreements are reported in Policyholders' account balances in the consolidated balance sheets. For other instruments used for asset/liability and cash management purposes, see "Derivative and offsetting assets and liabilities" included in Note 3. The table below summarizes AXA Equitable's activity of funding agreements with the FHLBNY.

                                               Outstanding
                                              balance at end      Maturity of        Issued during Repaid during
                                                 of year       Outstanding balance     the Year      the year
                                              --------------- ---------------------- ------------- -------------
December 31, 2016:                                                      (In Millions)
Short-term FHLBNY funding agreements......... $           500 less than one month    $       6,000 $       6,000
Long-term FHLBNY funding agreements.......... $            58 less than 4 years      $          58 $          --
                                              $           862 Less than 5 years      $         862 $          --
                                              $           818 great than five years  $         818 $          --
                                              ---------------                        ------------- -------------
Total long term funding agreements........... $         1,738                        $       1,738 $          --
                                              ---------------                        ------------- -------------
Total FHLBNY funding agreements at
  December 31, 2016.......................... $         2,238                        $       7,738 $       6,000
                                              ===============                        ============= =============
December 31, 2015:
Short-term FHLBNY funding agreements......... $           500 less than one month    $       6,000 $       6,000

   Restructuring

   As part of the Company's on-going efforts to reduce costs and operate more efficiently, from time to time, management has approved and initiated plans to reduce headcount and relocate certain operations. In 2016, 2015 and 2014, respectively, AXA Equitable recorded $21 million, $3 million and $42 million pre-tax charges related to severance and lease costs. The amounts recorded in 2014 included pre-tax charges of $25 million, respectively, related to the reduction in office space in the Company's 1290 Avenue of the Americas, New York, NY headquarters. The restructuring costs and liabilities associated with the Company's initiatives were as follows:

                                                   DECEMBER 31,
                                              ---------------------
                                                2016    2015   2014
                                              -------  -----  -----
                                                  (IN MILLIONS)

Balance, beginning of year................... $    89  $ 113  $ 122
Additions....................................      35     10     21
Cash payments................................     (18)   (32)   (24)
Other reductions.............................      --     (2)    (6)
                                              -------  -----  -----
Balance, End of Year......................... $   106  $  89  $ 113
                                              =======  =====  =====

   In an effort to further reduce its global real estate footprint, AB completed a comprehensive review of its worldwide office locations and began implementing a global space consolidation plan in 2012. This resulted in the sublease of office space primarily in New York as well as offices in England, Australia and various U.S. locations. In 2016, AB recorded new real estate charges of $18 million, resulting from new charges of $23 million relating to the further consolidation of office space at AB's New York offices, offset by changes in estimates related to previously recorded real estate charges of $5 million, which reflects the shortening of the lease term of AB's corporate headquarters from 2029 to 2024. Real estate charges are recorded in Other operating costs and expenses in the Company's consolidated statements of income (loss).

   Guarantees and Other Commitments

   The Company provides certain guarantees or commitments to affiliates and others. At December 31, 2016, these arrangements include commitments by the Company to provide equity financing of $697 million (including $249 million with affiliates) to certain limited partnerships and real estate joint ventures under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

   AXA Equitable is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, AXA Equitable owns single premium annuities issued by previously wholly owned life insurance subsidiaries. AXA Equitable has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for AXA Equitable to satisfy those obligations is remote.

   The Company had $18 million of undrawn letters of credit related to reinsurance at December 31, 2016. The Company had $883 million of commitments under existing mortgage loan agreements at December 31, 2016.

   AB maintains a guarantee in connection with the AB Credit Facility. If SCB LLC is unable to meet its obligations, AB will pay the obligations when due or on demand. In addition, AB maintains guarantees totaling $425 million for the four of SCB LLC's four uncommitted lines of credit.

   AB maintains a guarantee with a commercial bank, under which it guarantees the obligations in the ordinary course of business of SCB LLC, Sanford C. Bernstein Limited ("SCBL") and AllianceBernstein Holdings (Cayman) Ltd. ("AB Cayman"). AB also maintains three additional guarantees with other commercial banks under which it guarantees approximately $366 million of obligations for SCBL. In the event that SCB LLC, SCBL or AB Cayman is unable to meet its obligations, AB will pay the obligations when due or on demand.

   During 2009, AB entered into a subscription agreement under which it committed to invest up to $35 million, as amended in 2011, in a venture capital fund over a six-year period. As of December 31, 2016 AB had funded $34 million of this commitment.

   During 2010, as general partner of the AB U.S. Real Estate L.P. (the "Real Estate Fund"), AB committed to invest $25 million in the Real Estate
   Fund. As of December 31, 2016, AB had funded $21 million of this commitment.

   During 2012, AB entered into an investment agreement under which it committed to invest up to $8 million in an oil and gas fund over a three-year period. As of December 31, 2016, AB had funded $6 million of this commitment.

   AB has not been required to perform under any of the above agreements and currently have no liability in connection with these agreements.

17)LITIGATION

   INSURANCE LITIGATION

   In July 2011, a derivative action was filed in the United States District Court of the District of New Jersey entitled Mary Ann Sivolella v. AXA Equitable Life Insurance Company and AXA Equitable Funds Management Group, LLC ("Sivolella Litigation") and a substantially similar action was filed in January 2013 entitled Sanford ET AL. v. AX Equitable FMG ("Sanford Litigation"). These lawsuits were filed on behalf of a total of twelve mutual funds and, among other things, seek recovery under (i) Section 36(b) of the Investment Company Act of 1940, as amended (the "Investment Company Act"), for alleged excessive fees paid to AXA Equitable and AXA Equitable Funds Management Group, LLC ("AXA Equitable FMG") for investment management services and administrative services and (ii) a variety of other theories including unjust enrichment. The Sivolella Litigation and the Sanford Litigation were consolidated and a 25-day trial commenced in January 2016 and concluded in February 2016. In August 2016, the Court issued its decision in favor of AXA Equitable and AXA Equitable FMG, finding that the Plaintiffs had failed to meet their burden to demonstrate that AXA Equitable and AXA Equitable FMG breached their fiduciary duty in violation of
   Section 36(b) of the Investment Company Act or show any actual damages. In September 2016, the Plaintiffs filed a motion to amend the District Court's trial opinion and to amend or make new findings of fact and/or conclusions of law. In December 2016, the Court issued an order denying the motion to amend and Plaintiffs filed a notice to appeal the District Court's decision to the U.S. Court of Appeals for the Third Circuit.

   In April 2014, a lawsuit was filed in the United States District Court for the Southern District of New York, now entitled Ross v. AXA Equitable Life Insurance Company. The lawsuit is a putative class action on behalf of all persons and entities that, between 2011 and March 11, 2014, directly or indirectly, purchased, renewed or paid premiums on life insurance policies issued by AXA Equitable (the "Policies"). The complaint alleges that AXA Equitable did not disclose in its New York statutory annual statements or elsewhere that the collateral for certain reinsurance transactions with affiliated reinsurance companies was supported by parental guarantees, an omission that allegedly caused AXA Equitable to misrepresent its "financial condition" and "legal reserve system." The lawsuit seeks recovery under
   Section 4226 of the New York Insurance Law of all premiums paid by the class for the Policies during the relevant period. In July 2015, the Court granted AXA Equitable's motion to dismiss for lack of subject matter jurisdiction. In April 2015, a second action in the United States District Court for the Southern District of New York was filed on behalf of a putative class of variable annuity holders with "Guaranteed Benefits Insurance Riders," entitled Calvin W. Yarbrough, on behalf of himself and all others similarly situated v. AXA Equitable Life Insurance Company. The new action covers the same class period, makes substantially the same allegations, and seeks the same relief as the Ross action. In October 2015, the Court, on its own, dismissed the Yarbrough litigation on similar grounds as the Ross litigation. In December 2015, the Second Circuit denied the plaintiffs motion to consolidate their appeals but ordered that the appeals be heard together before a single panel of judges. In February 2017, the Second Circuit affirmed the decisions of the district court in favor of AXA Equitable.

   In November 2014, a lawsuit was filed in the Superior Court of New Jersey, Camden County entitled Arlene Shuster, on behalf of herself and all others similarly situated v. AXA Equitable Life Insurance Company. This lawsuit is a putative class action on behalf of all AXA Equitable variable life insurance policyholders who allocated funds from their policy accounts to investments in AXA Equitable's separate accounts, which were subsequently subjected to volatility-management strategy, and who suffered injury as a result thereof. The action asserts that AXA Equitable breached its variable life insurance contracts by implementing the volatility management strategy. In February 2016, the Court dismissed the complaint. In March 2016, the Plaintiff filed a notice of appeal. In August 2015, another lawsuit was filed in Connecticut Superior Court, Judicial Division of New Haven entitled Richard T. O'Donnell, on behalf of himself and all other similarly situated
   v. AXA Equitable Life Insurance Company. This lawsuit is a putative class action on behalf of all persons who purchased variable annuities from AXA Equitable which subsequently became subject to the volatility management strategy and who suffered injury as a result thereof. Plaintiff asserts a claim for breach of contract alleging that AXA Equitable implemented the volatility management strategy in violation of applicable law. In November 2015, the Connecticut Federal District Court transferred this action to the United States District Court for the Southern District of New York.

   In February 2016, a lawsuit was filed in the United States District Court for the Southern District of New York entitled Brach Family Foundation, Inc.
   v. AXA Equitable Life Insurance Company. This lawsuit is a putative class action brought on behalf of all owners of UL policies subject to AXA Equitable's cost of insurance ("COI") increase. In early 2016, AXA Equitable raised COI rates for certain UL policies issued between 2004 and 2007, which had both issue ages 70 and above and a current face value amount of $1 million and above. The current complaint alleges a claim for breach of contract and a claim that the AXA Equitable made misrepresentations in violation of Section 4226 of the New York Insurance Law ("Section 4226"). Plaintiff seeks (a) with respect to its breach of contract claim, compensatory damages, costs, and, pre- and post-judgment interest, and
   (b) with respect to its claim concerning Section 4226, a penalty in the amount of premiums paid by the Plaintiff and the putative class. AXA Equitable's response to the complaint was filed in February 2017. Additionally, a separate putative class action and five individual actions challenging the COI increase have been filed against AXA Equitable.

   ALLIANCEBERNSTEIN LITIGATION

   During the first quarter of 2012, AB received a legal letter of claim (the "Letter of Claim") sent on behalf of Philips Pension Trustees Limited and Philips Electronics UK Limited ("Philips"), a former pension fund client, alleging that AB Limited (one of AB's subsidiaries organized in the United Kingdom) was negligent and failed to meet certain applicable standards of care with respect to the initial investment in, and management of, a (Pounds)500 million portfolio of U.S. mortgage-backed securities. Philips has alleged damages ranging between $177 million and $234 million, plus compound interest on an alleged $125 million of realized losses in the portfolio. On January 2, 2014, Philips filed a claim form ("Claim") in the High Court of Justice in London, England, which formally commenced litigation with respect to the allegations in the Letter of Claim. By agreement dated November 26, 2016, the terms of which are confidential, this matter was settled. AB's contribution to the settlement amount was paid by AB's relevant insurance carriers.

           ---------------------------------------------------------

   Although the outcome of litigation and regulatory matters generally cannot be predicted with certainty, management intends to vigorously defend against the allegations made by the plaintiffs in the actions described above and believes that the ultimate resolution of the matters described therein involving AXA Equitable and/or its subsidiaries should not have a material adverse effect on the consolidated financial position of AXA Equitable. Management cannot make an estimate of loss, if any, or predict whether or not any of the matters described above will have a material adverse effect on AXA Equitable's consolidated results of operations in any particular period.

   In addition to the matters described above, a number of lawsuits, claims, assessments and regulatory inquiries have been filed or commenced against life and health insurers and asset managers in the jurisdictions in which AXA Equitable and its respective subsidiaries do business. These actions and proceedings involve, among other things, insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration, product design, features and accompanying disclosure, cost of insurance increases, the use of captive reinsurers, payments of death benefits and the reporting and escheatment of unclaimed property, alleged breach of fiduciary duties, alleged mismanagement of client funds and other matters. In addition, a number of lawsuits, claims, assessments and regulatory inquiries have been filed or commenced against businesses in the jurisdictions in which AXA Equitable and its subsidiaries do business, including actions and proceedings related to alleged discrimination, alleged breaches of fiduciary duties in connection with qualified pension plans and other general business-related matters. Some of the matters have resulted in the award of substantial fines and judgments, including material amounts of punitive damages, or in substantial settlements. Courts, juries and regulators often have substantial discretion in awarding damage awards and fines, including punitive damages. AXA Equitable and its subsidiaries from time to time are involved in such actions and proceedings. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on AXA Equitable's consolidated financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards and regulatory fines that bear little or no relation to actual economic damages incurred, continues to create the potential for an unpredictable judgment in any given matter.

18)INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

   AXA Equitable is restricted as to the amounts it may pay as dividends to AXA Financial. Under New York Insurance law, a domestic life insurer may not, without prior approval of the NYDFS, pay a dividend to its shareholders exceeding an amount calculated based on a statutory formula. This formula would permit AXA Equitable to pay shareholder dividends not greater than approximately $1,185 million during 2017. Payment of dividends exceeding this amount requires the insurer to file a notice of its intent to declare such dividends with the NYDFS who then has 30 days to disapprove the distribution. For 2016, 2015 and 2014, respectively, AXA Equitable's statutory net income (loss) totaled $679 million, $2,038 million and $1,664 million. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $5,278 million and $5,895 million at December 31, 2016 and 2015, respectively. In 2016, AXA Equitable paid $1,050 million in shareholder dividends. In 2015, AXA Equitable paid $767 million in shareholder dividends and transferred approximately 10.0 million in Units of AB (fair value of $245 million) in the form of a dividend to AEFS. In 2014, AXA Equitable paid $382 million in shareholder dividends.

   At December 31, 2016, AXA Equitable, in accordance with various government and state regulations, had $57 million of securities on deposit with such government or state agencies.

   In 2015, AXA Equitable repaid $200 million of third party surplus notes at maturity. In 2014, AXA Equitable, with the approval of the NYDFS, repaid at par value plus accrued interest of $825 million of outstanding surplus notes to AXA Financial.

   At December 31, 2016 and for the year then ended, there were no differences in net income (loss) and capital and surplus resulting from practices prescribed and permitted by NYDFS and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2016. The NYDFS is completing its periodic statutory examinations of the books, records and accounts of AXA Equitable for the years 2011 through 2015, but has not yet issued its final report.

   Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from U.S. GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting

   Principles ("SAP") and total equity under U.S. GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from U.S. GAAP due to differences between actuarial assumptions and reserving methodologies;
   (c) certain policy acquisition costs are expensed under SAP but deferred under U.S. GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under U.S. GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured;
   (e) the valuation of assets under SAP and U.S. GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AB and AB Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under U.S. GAAP;
   (g) reporting the surplus notes as a component of surplus in SAP but as a liability in U.S. GAAP; (h) computer software development costs are capitalized under U.S. GAAP but expensed under SAP; (i) certain assets, primarily prepaid assets, are not admissible under SAP but are admissible under U.S. GAAP, (j) the fair valuing of all acquired assets and liabilities including intangible assets are required for U.S. GAAP purchase accounting and (k) cost of reinsurance which is recognized as expense under SAP and amortized over the life of the underlying reinsured policies under U.S. GAAP.

19)BUSINESS SEGMENT INFORMATION

   The following tables reconcile segment revenues and income (loss) from operations before income taxes to total revenues and income (loss) as reported on the consolidated statements of income (loss) and segment assets to total assets on the consolidated balance sheets, respectively.

                                                 2016        2015          2014
                                              ----------  ----------  -------------
                                                          (IN MILLIONS)
SEGMENT REVENUES:
Insurance/(1)/............................... $    6,158  $    6,026  $      10,650
Investment Management/(2)/...................      3,029       3,025          3,011
Consolidation/elimination....................        (27)        (28)           (27)
                                              ----------  ----------  -------------
Total Revenues............................... $    9,160  $    9,023  $      13,634
                                              ==========  ==========  =============

  /(1)/Includes investment expenses charged by AB of approximately $50 million, $45 million and $40 million for 2016, 2015 and 2014, respectively, for services provided to the Company.
  /(2)/Intersegment investment advisory and other fees of approximately
       $77 million, $73 million and $67 million for 2016, 2015 and 2014, respectively, are included in total revenues of the Investment Management segment.

                                                 2016       2015        2014
                                              ---------  ----------  ----------
                                                        (IN MILLIONS)
SEGMENT INCOME (LOSS) FROM OPERATIONS,
BEFORE INCOME TAXES:
Insurance.................................... $    (320) $      425  $    3,624
Investment Management/(1)/...................       706         618         603
Consolidation/elimination....................        (1)         (1)         --
                                              ---------  ----------  ----------
Total Income (Loss) from Operations, before
  Income Taxes............................... $     385  $    1,042  $    4,227
                                              =========  ==========  ==========

  /(1)/Net of interest expenses incurred on securities borrowed.

                                                   DECEMBER 31,
                                              ----------------------
                                                 2016        2015
                                              ----------  ----------
                                                   (IN MILLIONS)
SEGMENT ASSETS:
Insurance.................................... $  191,216  $  183,473
Investment Management/(1)/...................     13,139      11,895
Consolidation/elimination....................         (3)         (7)
                                              ----------  ----------
Total Assets................................. $  204,352  $  195,361
                                              ==========  ==========

  /(1)/In accordance with SEC regulations, the Investment Management segment includes securities with a fair value of $893 million and $460 million which have been segregated in a special reserve bank custody account at December 31, 2016 and 2015, respectively, for the exclusive benefit of securities broker-dealer or brokerage customers under the Exchange Act. They also include cash held in several special bank accounts for the exclusive benefit of customers. As of December 31, 2016 and December 31, 2015, $53 million and $55 million, respectively, of cash were segregated in these bank accounts.

20)QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

   The quarterly results of operations for 2016 and 2015 are summarized below:

                                                             THREE MONTHS ENDED
                                              ------------------------------------------------
                                               MARCH 31    JUNE 30   SEPTEMBER 30  DECEMBER 31
                                              ---------- ----------  ------------ ------------
                                                                (IN MILLIONS)
2016
Total Revenues............................... $    3,942 $    3,316   $     2,172 $       (270)
                                              ========== ==========   =========== ============
Total benefits and other deductions.......... $    2,473 $    2,425   $     2,092 $      1,785
                                              ========== ==========   =========== ============
Net income (loss)............................ $    1,081 $      612   $       136 $     (1,276)
                                              ========== ==========   =========== ============

2015
Total Revenues............................... $    3,375 $       36   $     5,628 $        (16)
                                              ========== ==========   =========== ============
Total benefits and other deductions.......... $    2,219 $    2,032   $     2,388 $      1,342
                                              ========== ==========   =========== ============
Net income (loss)............................ $      872 $   (1,184)  $     2,211 $       (834)
                                              ========== ==========   =========== ============

   The impacts of the revisions and change in accounting principle to the quarterly results of operations for 2016 and 2015 are summarized below. For more information on the revision and change in accounting principle see
   Note 2. This information has been corrected from the information previously presented in the Q3 2017 Form 10-Q.

                                                                         AS REVISED   IMPACT OF
                                              AS PREVIOUSLY  IMPACT OF  AND ADJUSTED  ACCOUNTING
                                                REPORTED     REVISIONS     HEREIN       CHANGE     AS REVISED
                                              -------------  ---------  ------------  ----------  -----------
                                                                       (IN MILLIONS)
THREE MONTHS ENDED DECEMBER 31, 2016
Total Revenues...............................  $     (1,942) $      18   $    (1,924) $    1,654  $      (270)
                                               ============  =========   ===========  ==========  ===========
Total benefits and other deductions..........  $      1,627  $     220   $     1,847  $      (62) $     1,785
                                               ============  =========   ===========  ==========  ===========
Net income (loss)............................  $     (2,259) $    (132)  $    (2,391) $    1,115  $    (1,276)
                                               ============  =========   ===========  ==========  ===========
THREE MONTHS ENDED SEPTEMBER 30, 2016
Total Revenues...............................  $      2,006  $      11   $     2,017  $      155  $     2,172
                                               ============  =========   ===========  ==========  ===========
Total benefits and other deductions..........  $      2,036  $      57   $     2,093  $       (1) $     2,092
                                               ============  =========   ===========  ==========  ===========
Net income (loss)............................  $         22  $      12   $        34  $      102  $       136
                                               ============  =========   ===========  ==========  ===========
THREE MONTHS ENDED JUNE 30, 2016
Total Revenues...............................  $      4,157  $      31   $     4,188  $     (872) $     3,316
                                               ============  =========   ===========  ==========  ===========
Total benefits and other deductions..........  $      2,581  $      (4)  $     2,577  $     (152) $     2,425
                                               ============  =========   ===========  ==========  ===========
Net income (loss)............................  $      1,061  $      19   $     1,080  $     (468) $       612
                                               ============  =========   ===========  ==========  ===========
THREE MONTHS ENDED MARCH 31, 2016
Total Revenues...............................  $      4,927  $     151   $     5,078  $   (1,136) $     3,942
                                               ============  =========   ===========  ==========  ===========
Total benefits and other deductions..........  $      2,473  $      99   $     2,572  $      (99) $     2,473
                                               ============  =========   ===========  ==========  ===========
Net income (loss)............................  $      1,720  $      35   $     1,755  $     (674) $     1,081
                                               ============  =========   ===========  ==========  ===========

Three Months Ended December 31, 2015
Total Revenues...............................  $        208  $     125   $       333  $     (349) $       (16)
                                               ============  =========   ===========  ==========  ===========
Total benefits and other deductions..........  $      1,274  $     204   $     1,478  $     (136) $     1,342
                                               ============  =========   ===========  ==========  ===========
Net income (loss)............................  $       (640) $     (57)  $      (697) $     (137) $      (834)
                                               ============  =========   ===========  ==========  ===========
Three Months Ended September 30, 2015
Total Revenues...............................  $      5,877  $       1   $     5,878  $     (250) $     5,628
                                               ============  =========   ===========  ==========  ===========
Total benefits and other deductions..........  $      2,538  $     (59)  $     2,479  $      (91) $     2,388
                                               ============  =========   ===========  ==========  ===========
Net income (loss)............................  $      2,275  $      40   $     2,315  $     (104) $     2,211
                                               ============  =========   ===========  ==========  ===========

                                                                         As Revised    Impact of
                                              As Previously  Impact of  and Adjusted   Accounting
                                                Reported     Revisions     Herein        Change      As Revised
                                              -------------  ---------  ------------  ------------  ------------
                                                                         (In Millions)
Three Months Ended June 30, 2015
Total Revenues...............................  $        273  $       8  $        281  $       (245) $         36
                                               ============  =========  ============  ============  ============
Total benefits and other deductions..........  $      2,026  $      94  $      2,120  $        (88) $      2,032
                                               ============  =========  ============  ============  ============
Net income (loss)............................  $     (1,025) $     (57) $     (1,082) $       (102) $     (1,184)
                                               ============  =========  ============  ============  ============
Three Months Ended March 31, 2015
Total Revenues...............................  $      3,475  $      23  $      3,498  $       (123) $      3,375
                                               ============  =========  ============  ============  ============
Total benefits and other deductions..........  $      2,345  $     (89) $      2,256  $        (37) $      2,219
                                               ============  =========  ============  ============  ============
Net income (loss)............................  $        854  $      74  $        928  $        (56) $        872
                                               ============  =========  ============  ============  ============

21)EVENTS SUBSEQUENT TO ORIGINAL ISSUANCE OF FINANCIAL STATEMENTS (UNAUDITED)

   At the end of the third quarter of 2017, changes to the Company's organization structure were internally announced by the Company's management. Implementation of these changes commenced in the beginning of the fourth quarter of 2017, and, as a result, we are in the process of reassessing our reportable segments. The reportable segment changes will be based on management's organization and view of the Company's business when making operating decisions and assessing performance. The purpose of the internal changes is to flatten the organization structure, reduce our costs and accelerate decision-making processes. These internal reporting changes, including changes to our reportable segments, will occur during the rest of the fourth quarter of 2017. The Company will begin reporting new reportable segments in the 2017 annual financial statements on Form 10-K and all prior periods reported will reflect the reportable segment changes.

   On May 10, 2017, AXA announced its intention to pursue the sale of a minority stake in our indirect parent, AXA Equitable Holdings, Inc. ("Equitable Holdings"), through a proposed initial public offering ("IPO") in the first half of 2018. On November 13, 2017, Equitable Holdings filed a Form S-1 registration statement with the Securities and Exchange Commission (the "SEC"). The completion of the proposed IPO will depend on, among other things, the SEC filing and review process and customary regulatory approvals, as well as market conditions. There can be no assurance that the proposed IPO will occur on the anticipated timeline or at all.

   In 2017, the Company recognized a tax benefit of $221 million related to the conclusion of an IRS audit for tax years 2008 and 2009.

                                    PART C

                               OTHER INFORMATION

Item 24. Financial Statements and Exhibits

         (a) The following Financial Statements are included in Part B of the Registration Statement:

              The financial statements of AXA Equitable Life Insurance Company and Separate Account A are included in the Statement of Additional Information.

         (b)  Exhibits.

              The following exhibits correspond to those required by paragraph
              (b) of item 24 as to exhibits in Form N-4:

         1.   Board of Directors Resolutions.

              (a) Resolutions of the Board of Directors of The Equitable Life Assurance Society of the United States ("Equitable") authorizing the establishment of the Registrant, incorporated herein by reference to Registration Statement No. 2-30070 filed on October 27, 1987, refiled electronically on July 10, 1998.

              (b) Resolutions of the Board of Directors of Equitable dated October 16, 1986 authorizing the reorganization of Separate Accounts A, C, D, E, J and K into one continuing separate account, incorporated herein by reference to Registration Statement No. 2-30070 filed on April 24, 1995, refiled electronically on July 10, 1998.

         2.   Custodial Agreements. Not applicable.

         3.   Underwriting Contracts.

              (a) Distribution Agreement, dated as of January 1, 1998 by and between The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life separate accounts and Equitable Distributors, Inc., incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-64749) filed on August 5, 2011.

              (a)(i) First Amendment dated as of January 1, 2001 to the
                     Distribution Agreement dated as of January 1, 1998 between The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life separate accounts and Equitable Distributors, Inc., incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-127445) filed on August 11, 2005.

              (a)(ii)Second Amendment dated as of January 1, 2012 to the
                     Distribution Agreement dated as of January 1, 1998 between AXA Equitable Life Insurance Company and AXA Distributors, LLC, incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-05593) filed on April 24, 2012.

             (a)(iii)Third Amendment dated as of November 1, 2014 to the
                     Distribution Agreement dated as of January 1, 1998 between AXA Equitable Life Insurance Company and AXA Distributors, LLC, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 2-30070) filed on
                     April 19, 2016.

              (b) Distribution Agreement dated January 1, 2000 for services by The Equitable Life Assurance Society of the United States to AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement (File No. 2-30070) filed on April 19, 2001.

              (c) Transition Agreement dated January 1, 2000 for services by AXA Network LLC and its subsidiaries to The Equitable Life Assurance Society of the United States incorporated herein by reference to Registration Statement (File No. 2-30070) filed on April 19, 2001.

              (d) General Agent Sales Agreement dated January 1, 2000, between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement (File No. 2-30070) filed on April 19, 2004.

              (d)(i) First Amendment dated as of January 1, 2003 to General
                     Agent Sales Agreement dated January 1, 2000, between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593) filed on April 24, 2012.

              (d)(ii)Second Amendment dated as of January 1, 2004 to General
                     Agent Sales Agreement dated January 1, 2000, between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593) filed on April 24, 2012.

             (d)(iii)Third Amendment dated as of July 19, 2004 to General Agent
                     Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

              (d)(iv)Fourth Amendment dated as of November 1, 2004 to General
                     Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

              (d)(v) Fifth Amendment dated as of November 1, 2006, to General
                     Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593), filed on April 24, 2012.

              (d)(vi)Sixth Amendment dated as of February 15, 2008, to General
                     Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593), filed on April 24, 2012.

             (d)(vii)Seventh Amendment dated as of February 15, 2008, to
                     General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to
                     Exhibit 3(r), filed on April 20, 2009.

            (d)(viii)Eighth Amendment dated as of November 1, 2008, to General
                     Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance

                     Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to
                     Exhibit 3(s), filed on April 20, 2009.

              (d)(ix)Ninth Amendment dated as of November 1, 2011 to General
                     Agent Sales Agreement dated as of January 1, 2000 by and between AXA Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-05593) filed on April 24, 2012.

              (d)(x) Tenth Amendment dated as of November 1, 2013, to General
                     Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

              (d)(xi)Eleventh Amendment dated as of November 1, 2013, to
                     General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

             (d)(xii)Twelfth Amendment dated as of November 1, 2013, to General
                     Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

            (d)(xiii)Thirteenth Amendment dated as of October 1, 2014 to
                     General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-202147), filed on September 9, 2015.

             (d)(xiv)Fourteenth Amendment dated as of August 1, 2015 to General
                     Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070), filed on April 19, 2016.

              (d)(xv)Sixteenth Amendment dated as of May 1, 2016 to General
                     Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070), filed on April 18, 2017.

         4.   Contracts. (Including Riders and Endorsements)

              (a) Form of Flexible Premium Deferred Fixed and Variable Annuity Certificate (Form No. 2006BASE-A), previously filed with this Registration Statement File No. 333-153809 on December 16, 2008.

              (b) Form of Data Pages Flexible Premium Deferred Fixed and Variable Annuity Certificate (Form No. 2008DPTSA201G), previously filed with this Registration Statement File No. 333-153809 on December 16, 2008.

              (c) Form of Data Pages Flexible Premium Deferred Fixed and Variable Annuity Certificate (Form No. 2008DPEDC201-G), previously filed with this Registration Statement File No. 333-153809 on April 20, 2009.

              (d) Form of Flexible Premium Deferred Fixed and Variable Annuity Contract (Form No. 2006BASE-I-A), previously filed with this Registration Statement File No. 333-153809 on December 16, 2008.

              (e) Form of Data Pages Flexible Premium Deferred Fixed and Variable Annuity Certificate (Form No. 2008DPEDC201-I), previously filed with this Registration Statement File No. 333-153809, on April 20, 2009.

              (f) Form of Data Pages Flexible Premium Deferred Fixed and Variable Annuity Contract (Form No. 2008DPTSA201G), previously filed with this Registration Statement File No. 333-153809 on December 16, 2008.

              (g) Form of TSA Endorsement to Flexible Premium Deferred Fixed and Variable Annuity Certificate (Form No. 2008TSA-G), previously filed with this Registration Statement File
                     No. 333-153809 on December 16, 2008.

              (h) Form of TSA Endorsement to Flexible Premium Deferred Fixed and Variable Annuity Contract (Form No. 2008TSA-I), previously filed with this Registration Statement File
                     No. 333-153809 on December 16, 2008.

              (i) Form of Endorsement Applicable to Guaranteed Interest Special Dollar Cost Averaging (Form No. 2008SDCA-EV), previously filed with this Registration Statement File No. 333-153809 on December 16, 2008.

              (j) Form of Guaranteed Withdrawal Benefit for Life ("GWBL") Rider (Form No. 2008GWBL-EV), previously filed with this Registration Statement File No. 333-153809 on December 16, 2008.

              (k) Form of Endorsement Applicable to EDC Contracts (Form No. 2008EDC-I), previously filed with this Registration Statement (File No. 333-153809) on April 20, 2009.

              (l) Form of Endorsement Applicable to EDC Certificates (Form No. 2008EDC-G), previously filed with this Registration Statement (File No. 333-153809) on April 20, 2009.

              (m) Form of Endorsement Applicable to the Structured Investment Option (Form No. 2010SIO201-G), previously filed with this Registration Statement (File
                     No. 333-153809) on April 25, 2011.

              (n) Form of Endorsement Applicable to the Structured Investment Option (Form No. 2010SIO201-I), previously filed with this Registration Statement (File
                     No. 333-153809) on April 25, 2011.

              (o) Endorsement Applicable to Designated Roth Contributions to Contracts Funding Governmental Employer Plans (2011 EDCROTH-I), incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 24, 2012.

              (p) Endorsement Applicable to Designated Roth Contributions to Contracts Funding Governmental Employer Plans (2011 EDCROTH-G), incorporated herein by reference to Registration statement on Form N-4 (File No. 2-30070) filed on April 24, 2012.

              (q) Form of Combination Fixed and Variable Deferred Annuity Application for 403(b) TSA and 457(b) EDC, previously filed with this Registration Statement on Form N-4 (File No. 333-153809), on April 22, 2014.

              (r) Managed Account Endorsement (Form No. 2013EQVMA-201) , previously filed with this Registration Statement on Form N-4 (File No. 333-153809), on April 21, 2015.

         5.   Applications.

              (a) Form of Deferred Variable Annuity Application for 457(b) EDC (EDC App. (3/09)) previously filed with this Registration Statement on Form N-4 (File No. 333-153809) on October 2, 2008.

              (b) Form of Deferred Variable Annuity Application for 403(b) TSA (TSA App. (3/09)) previously filed with this Registration Statement on Form N-4 (File No. 333-153809) on October 2, 2008.

              (c) Form of Deferred Variable Annuity Application for (403(b) TSA (TSA App. (3/09)) with GWBL previously filed with this Registration Statement on Form N-4 (File
                     No. 333-153809) on October 2, 2008.

              (d)    Form of Deferred Variable Annuity Application for
                     (403(b) TSA (180-4001 (06/10)), previously filed with this Registration Statement (File No. 333-153809) on April 25, 2011.

              (e) Form of Deferred Variable Annuity Application for 457(b) EDC (180-4002 (06-10)), previously filed with this Registration Statement (File No. 333-153809) on April 25, 2011.

              (f) Form of Combination Fixed and Variable Deferred Annuity Application for 403(b) TSA (180-4001 (07-12)), previously filed with this Registration Statement on Form N-4 (File No. 333-153809), on April 23, 2013.

              (g) Form of Combination Fixed and Variable Deferred Annuity Application for 457(b) TSA (180-4002 (07-12)), previously filed with this Registration Statement on Form N-4 (File No. 333-153809), on April 23, 2013.

              (h) Form of Endorsement applicable to Managed Accounts (2013EQVMA-201), previously filed with this Registration Statement on Form N-4 (File No. 333-153809), on April 22, 2014.

         6.   Depositor's Certificate of Incorporation And By-Laws.

              (a) Restated Charter of AXA Equitable, as amended August 31, 2010, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593) filed on April 24, 2012.

              (b) By-Laws of AXA Equitable, as amended September 7, 2004, incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-05593) filed on April 19, 2006.

         7.   Reinsurance Contracts. Not Applicable.

         8.   Participation Agreements.

              (a) Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable Life Insurance Company ("AXA Equitable"), AXA Distributors, LLC and AXA Advisors dated July 15, 2002 is incorporated herein by reference to Post-Effective Amendment No. 25 to the EQ Advisor's Trust Registration Statement on Form N-1A (File No. 333-17217 and 811-07953), filed on February 7, 2003.

              (a)(i) Amendment No. 1, dated May 2, 2003, to the Amended and
                     Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 28 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 10, 2004.

              (a)(ii)Amendment No. 2, dated July 9, 2004, to the Amended and
                     Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 35 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on October 15, 2004.

             (a)(iii)Amendment No. 3, dated October 1, 2004, to the Amended and
                     Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 35 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on October 15, 2004.

              (a)(iv)Amendment No. 4, dated May 1, 2005, to the Amended and
                     Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 37 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 7, 2005.

              (a)(v) Amendment No. 5, dated September 30, 2005, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 44 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 5, 2006.

              (a)(vi)Amendment No. 6, dated August 1, 2006, to the Amended and
                     Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 51 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 2, 2007.

             (a)(vii)Amendment No. 7, dated May 1, 2007, to the Amended and
                     Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 53 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 27, 2007.

            (a)(viii)Amendment No. 8, dated January 1, 2008, to the Amended and
                     Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 56 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on December 27, 2007.

              (a)(ix)Amendment No. 9, dated May 1, 2008, to the Amended and
                     Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 61 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 13, 2009.

              (a)(x) Amendment No. 10, dated January 1, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 64 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on March 16, 2009.

              (a)(xi)Amendment No. 11, dated May 1, 2009, to the Amended and
                     Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 67 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 15, 2009.

             (a)(xii)Amendment No. 12, dated September 29, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 70 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on January 21, 2010.

            (a)(xiii)Amendment No. 13, dated August 16, 2010, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 77 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

             (a)(xiv)Amendment No. 14, dated December 15, 2010, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 77 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

              (a)(xv)Amendment No. 15, dated June 7, 2011 , to the Amended and
                     Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference and/or previously filed with Post-Effective Amendment No. 84 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on August 17, 2011.

             (a)(xvi)Amendment No. 16, dated April 30, 2012, to the Amended and
                     Restated Participation Agreement among EQ Advisors Trust, AXA Equitable and AXA Distributors, LLC, dated
                     July 15,2002 incorporated herein by reference to Post-Effective Amendment No. 96 to the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 7, 2012.

            (a)(b)(i)Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on July 22, 2013.

           (a)(b)(ii)Amendment No. 1 dated as of June 4, 2013 to the Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on July 22, 2013.

          (a)(b)(iii)Amendment No. 2 dated as of October 21, 2013 to the Second
                     Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on July 22, 2013.

           (a)(b)(iv)Amendment No. 3, dated as of April 4, 2014 ("Amendment No. 3"), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on April 30, 2014.

            (a)(b)(v)Amendment No. 4, dated as of June 1, 2014 ("Amendment
                     No. 4"), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on April 30, 2014.

           (a)(b)(vi)Amendment No. 5, dated as of July 16, 2014 ("Amendment No. 5"), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties") "), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on February 5, 2015.

          (a)(b)(vii)Amendment No. 6, dated as of April 30, 2015 ("Amendment
                     No. 6"), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on April 17, 2015.

         (a)(b)(viii)Amendment No. 7 dated as of December 21, 2015 ("Amendment
                     No. 7"), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties") incorporated herein by reference to EQ Advisors Trust Registration Statement on Form 485(a) (File No. 333-17217) filed on February 11, 2016.

           (a)(b)(ix)Amendment No. 8 dated as of December 9, 2016 ("Amendment No. 8"), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties") incorporated herein by reference to EQ Advisors Trust Registration Statement on Form 485(a) (File No. 333-17217) filed on January 31, 2017.

              (b) Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Pre-Effective Amendment No. 1 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on December 10, 2001.

              (b)(i) Amendment No. 1, dated as of August 1, 2003 to the
                     Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 6 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on February 25, 2004.

              (b)(ii)Amendment No. 2, dated as of May 1, 2006 to the
                     Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 16 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on June 1, 2006.

             (b)(iii)Amendment No. 3, dated as of May 25, 2007 to the
                     Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 20 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on February 5, 2008.

              (b)(iv)Amended and Restated Participation Agreement among the
                     Registrant, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated as of May 23, 2012, incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on July 22, 2013.

              (b)(v) Amendment No. 1 dated as of October 21, 2013, to the
                     Amended and Restated Participation Agreement among the Registrant, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated as of May 23, 2012, incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on October 2, 2013.

              (b)(vi)Amendment No. 2, dated as of April 18, 2014 ("Amendment
                     No. 2") to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement") by and among AXA Premier VIP Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

             (b)(vii)Amendment No. 3, dated as of July 8, 2014 ("Amendment No.
                     3") to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement") by and among AXA Premier VIP Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

            (b)(viii)Amendment No. 4, dated as of December 10, 2014 ("Amendment
                     No. 4"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among AXA Premier VIP Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

              (b)(ix)Amendment No. 5 dated as of September 26, 2015 ("Amendment
                     No. 5"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among AXA Premier VIP Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties") incorporated herein by reference to EQ Advisors Trust Registration Statement on Form 485(a) (File No. 333-17217) filed on January 31, 2017.

              (c) Participation Agreement by and Among AIM Variable Insurance Funds, A I M Distributors, Inc., AXA Equitable Life Insurance Company, on Behalf of itself and its Separate Accounts, AXA Advisors, LLC, and AXA Distributors, LLC, dated July 1, 2005, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

              (c)(i) Amendment No. 1 effective October 15, 2009 among AIM
                     Variable Insurance Funds, AIM Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of its Separate Accounts, AXA Advisors, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on
                     April 24, 2012.

              (c)(ii)Amendment No. 2, dated as of April 19, 2010, to the
                     Participation Agreement dated as of July 1, 2005, by and among AIM Variable Insurance Funds, Invesco Aim Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of itself and each of its segregated asset accounts, and AXA Advisors, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 21, 2015.

             (c)(iii)Amendment No. 3, dated as of April 19, 2010, to the
                     Participation Agreement dated as of July 1, 2005, by and among AIM Variable Insurance Funds, Invesco Aim Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of itself and each of its segregated asset accounts; and AXA Advisors, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 21, 2015.

              (c)(iv)Amendment No. 4, effective May 1, 2012, to the
                     Participation Agreement dated July 1, 2005, among AIM Variable Insurance Funds, Invesco Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of itself and each of its segregated asset accounts; AXA Advisors LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

              (c)(v) Amendment No. 5, dated as of October 1, 2014, to the
                     Participation Agreement dated July 1, 2005, by and among AIM Variable Insurance Funds Invesco Distributors, Inc., AXA Equitable Life Insurance Company, a New York life insurance company, on behalf of itself and each of its segregated asset accounts; and AXA Advisors, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-202149) filed on February 18, 2015.

              (d) Fund Participation Agreement among AXA Equitable Life Insurance Company, American Century Investment Management, Inc., and American Century Investment Services, Inc., previously filed with this Registration Statement on Form N-4 (File No. 333-153809) on July 8, 2011.

              (e) Amended and Restated Participation Agreement dated April 16, 2010 among Variable Insurance Products Funds, Fidelity Distributors Corporation, and AXA Equitable Life Insurance Company incorporated by reference to the Registration Statement on Form N-4 (File No. 2-30070) filed on April 24, 2012.

              (f) Participation Agreement as of July 1, 2005 Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., AXA Equitable Life Insurance Company, AXA Advisors, LLC, and AXA Distributors, LLC, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

              (f)(i) Amendment No. 3 effective as of May 1, 2010 to
                     Participation Agreement as of July 1, 2005 by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., AXA Equitable Life Insurance Company, AXA Advisors LLC and AXA Distributors, LLC, incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-130988) filed on April 24, 2012.

              (g) Fund Participation Agreement among AXA Equitable Life Insurance Company, Goldman Sachs Variable Insurance Trust, Goldman Sachs Asset Management, L.P., and Goldman, Sachs & Co., dated October 20, 2009, incorporated by reference to Registration Statement on Form N-4 (File No. 333-178750) on December 23, 2011.

              (h) Fund Participation Agreement dated October 23, 2009 among AXA Equitable Life Insurance Company, Ivy Funds Variable Insurance Portfolios and Waddell & Reed, Inc., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

              (h)(i) Amendment No. 1 dated April 1, 2010 to the Participation
                     Agreement dated October 23, 2009 among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios and AXA Equitable Life Insurance Company incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

              (h)(ii)Amendment No. 2 dated May 1, 2012 to the Participation
                     Agreement dated October 23, 2009 among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios, MONY Life Insurance Company, MONY Life Insurance Company of America and AXA Equitable Life Insurance Company incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

             (h)(iii)Amendment No. 3 dated September 5, 2013 to the
                     Participation Agreement dated October 23, 2009 among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios, MONY Life Insurance Company, MONY Life Insurance Company of America and AXA Equitable Life Insurance Company incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

              (h)(iv)Amendment No. 4 dated October 14, 2013 to the
                     Participation Agreement dated October 23, 2009 among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios, MONY Life Insurance Company of America and AXA Equitable Life Insurance Company incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

              (h)(v) Amendment No. 5 dated October 1, 2016 to the Participation
                     Agreement dated October 23, 2009 among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios, MONY Life Insurance Company of America and AXA Equitable Life Insurance Company incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

              (i) Participation Agreement among MFS Variable Insurance Trust, Equitable Life Assurance Society of the United States, and Massachusetts Financial Service Company, dated July 18, 2002, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

              (j) Participation Agreement among MONY Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Funds Distributions LLC, dated December 1, 2001, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

              (j)(i) Third Amendment dated October 20, 2009 to the
                     Participation Agreement, (the "Agreement") dated
                     December 1, 2001 by and among MONY Life Insurance Company, PIMCO Variable Insurance Trust, and PIMCO Funds Distributions LLC (collectively, the "Parties") adding AXA Equitable Insurance Company as a Party to the Agreement incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

              (k) Participation Agreement among Oppenheimer Variable Account Funds, Oppenheimerfunds, Inc. and AXA Equitable Life Insurance Company, dated July 22, 2005, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-130988) filed on April 19, 2010.

              (k)(i) Amendment No. 1 effective April 1, 2010 to Participation
                     Agreement among Oppenheimer Variable Account Funds, Oppenheimerfunds, Inc. and AXA Equitable Life Insurance Company, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-130988) filed on April 19, 2010.

              (l) Fund Participation Agreement among AXA Equitable Life Insurance Company, Lazard Retirement Series, Inc., and Lazard Asset Management Securities LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

              (m) Participation Agreement among Van Eck Worldwide Insurance Trust, Van Eck Securities Corporation, Van Eck Associates Corporation and MONY Life Insurance Company, dated
                     August 7, 2000, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2009.

              (m)(i) Amendment No. 1 dated October 13, 2009 to the
                     Participation Agreement, (the "Agreement") dated August 7, 2000 by and among MONY Life Insurance Company, Van Eck Worldwide Insurance Trust, Van Eck Securities Corporation and Van Eck Associates Corporation (collectively, the "Parties") adding AXA Equitable Insurance Company as a Party to the Agreement, incorporated herein by reference to the Registration Statement on Form N-4 (File
                     No. 333-178750) filed on December 23, 2011.

              (m)(ii)Participation Agreement dated October 1, 2013 among Van
                     Eck Securities Corporation, Van Eck Associates Corporation, Van Eck VIP Trust and AXA Equitable Life Insurance Company incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

             (m)(iii)Amendment No. 1 dated October 28, 2016 to the
                     Participation Agreement dated October 1, 2013 among Van Eck Securities Corporation, Van Eck Associates Corporation, VanEck VIP Trust and AXA Equitable Life Insurance Company incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

              (n) Participation and Service Agreement among AXA Equitable Life Insurance Company and American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company and the American Funds Insurance Series (collectively the "Funds"), dated January 2, 2013, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 23, 2013.

         9.   Legal Opinion.

              Opinion and Consent of Shane Daly, Vice President and Associate General Counsel of AXA Equitable Life Insurance Company as to the legality of the securities being registered, filed herewith.

         10.  Other Opinions.


              (a)    Consent of PricewaterhouseCoopers LLP, filed herewith.

              (b)    Powers of Attorney, filed herewith.

         11.  Omitted Financial Statements. Not applicable.

         12.  Initial Capital Agreements. Not applicable.

ITEM 25. DIRECTORS AND OFFICERS OF AXA EQUITABLE.

         Set forth below is information regarding the directors and principal officers of AXA Equitable. AXA Equitable's address is 1290 Avenue of the Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of AXA Equitable.


NAME AND PRINCIPAL             POSITIONS AND OFFICES WITH
BUSINESS ADDRESS               AXA EQUITABLE
------------------             --------------------------
DIRECTORS

Thomas Burberl                 Director
AXA
25, Avenue Matignon
75008 Paris, France

Barbara Fallon-Walsh           Director
1670 Stephens Drive
Wayne, PA 19087

Daniel G. Kaye                 Director
767 Quail Run
Inverness, IL 60067
New York, NY 10105

Kristi A. Matus                Director
380 Beacon Street, #2
Boston, MA 02116

Ramon de Oliveira              Director
Investment Audit Practice, LLC
580 Park Avenue
New York, NY 10065

Bertram L. Scott               Director
Novant Health, Inc.
108 Providence Road
Charlotte, NC 28207

George Stansfield              Director
AXA
25, Avenue Matignon
75008 Paris, France

Charles G.T. Stonehill         Director
Founding Partner
Green & Blue Advisors
285 Central Park West
New York, New York 10024

Richard C. Vaughan             Director
764 Lynnmore Lane
Naples, FL 34108-7522

OFFICER-DIRECTOR

*Mark Pearson                  Chairman of the Board,
                               Chief Executive Officer, Director and President

OTHER OFFICERS

*Dave S. Hattem                Senior Executive Director and General Counsel

*Heinz-Juergen Schwering       Managing Director and Chief Risk Officer

*Anders B. Malmstrom           Senior Executive Director and Chief Financial
                               Officer

*Marine de Boucaud             Senior Executive Director and Chief Human
                               Resources Officer

*Joshua E. Braverman           Senior Executive Director and Treasurer

*Kermitt J. Brooks             Managing Director and Deputy General Counsel

*Michael B. Healy              Senior Executive Director and Chief Information
                               Officer

*Andrea M. Nitzan              Executive Director, Chief Accounting Officer
                               and Controller

*Brian Winikoff                Senior Executive Director and Head of U.S.
                               Life, Retirement and Wealth Management

*Andrienne Johnson             Senior Executive Director and Chief
                               Transformation Officer

*Kevin Molloy                  Senior Executive Director

*Keith Floman                  Managing Director and Chief Actuary

*David Kam                     Managing Director and Actuary

*Michel Perrin                 Managing Director and Actuary

*Karen Field Hazin             Lead Director, Secretary and Associate General
                               Counsel

*Nicholas Huth                 Managing Director, Associate General Counsel
                               and Chief Compliance Officer

*Kathryn Ferrero               Senior Executive Director and Chief Marketing
                               Officer

*David Karr                    Senior Executive Director

*Dominique Baede               Managing Director

*Herve Balzano                 Managing Director

*Christina Banthin             Managing Director and Associate General Counsel

*Eric Colby                    Managing Director

*Graham Day                    Managing Director

*Matthew Drummond              Managing Director

*Ronald Herrmann               Managing Director

*Steven M. Joenk               Managing Director and Chief Investment Officer

*David Kahal                   Managing Director

*Kevin M. Kennedy              Managing Director

*Kenneth Kozlowski             Managing Director

*Susan La Vallee               Managing Director

*Barbara Lenkiewicz            Managing Director

*Patricia Louie                Managing Director and Associate General Counsel

*Carol Macaluso                Managing Director

*Laurent Marvy                 Managing Director

*James Mellin                  Managing Director

*Hillary Menard                Managing Director

*Prabha ("Mary") Ng            Managing Director

*Christine Nigro               Managing Director

*James O'Boyle                 Managing Director

*George Papazicos              Managing Director

*Robin Raju                    Managing Director

*Anthony F. Recine             Managing Director and Chief Auditor

*John Rivett                   Managing Director

*Pamela Rosado                 Managing Director and Associate General Counsel

*Steven I. Rosenthal           Managing Director

*Theresa Trusskey              Managing Director

*Marc Warshawsky               Managing Director

*Melisa Waters                 Managing Director

*William M. Webster            Managing Director

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE INSURANCE COMPANY OR REGISTRANT.

                 Separate Account A of AXA Equitable Life Insurance Company (the "Separate Account") is a separate account of AXA Equitable. AXA Equitable, a New York stock life insurance company, is a wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company"), a publicly traded company.

                 AXA owns 100% of the Holding Company's outstanding common stock. AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including AXA Equitable. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

         (a) The 2016/2017 AXA Group Organizational Charts are incorporated by reference to Exhibit 26(a) to Registration Statement (File No. 333-216084) on Form N-4, filed August 25, 2017.

         (b) AXA Financial, Inc. - Subsidiary Organization Chart: Q3-2017 is incorporated herein by reference to Exhibit 26(b) to Registration Statement (File No. 333-216084) on Form N-4 filed December 21, 2017.

ITEM 27. NUMBER OF CONTRACTOWNERS

                 As of September 30, 2017, there are 323,186 Qualified contractholders and 0 Non-Qualified contractholders of the contracts offered by the Registrant under this Registration Statement.

ITEM 28. INDEMNIFICATION

         (a)     Indemnification of Directors and Officers

                 The By-Laws of AXA Equitable Life Insurance Company ("AXA Equitable") provide, in Article VII, as follows:

                 7.4    Indemnification of Directors, Officers and Employees.

                        (a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

                              (i) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate, is or was a director, officer or employee of the Company shall be indemnified by the Company;

                              (ii) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

                              (iii) the related expenses of any such person in any of said categories may be advanced by the Company.

                        (b) To the extent permitted by the law of the State of New York, the Company may provide for further indemnification or advancement of expenses by resolution of shareholders of the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss. 721-726; Insurance Law ss. 1216)

                 The directors and officers of AXA Equitable are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, Endurance Specialty Insurance Company, U.S. Specialty Insurance, ACE, Chubb Insurance Company, AXIS Insurance Company and Zurich Insurance Company. The annual limit on such policies is $105 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

         (b)     Indemnification of Principal Underwriters

                 To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Advisors, LLC has undertaken to indemnify each of its directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Advisors, LLC.

         (c)     Undertaking

                 Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

         (a) AXA Advisors, LLC, and AXA Distributors, LLC, both affiliates of AXA Equitable and MONY Life Insurance Company of America, are the principal underwriters for Separate Accounts 49, 70 and FP of AXA Equitable, EQ Advisors Trust and AXA Premier VIP Trust, and of MONY America Variable Account A, MONY America Variable Account K and MONY America Variable Account L. In addition, AXA Advisors is the principal underwriter for AXA Equitable's Separate Accounts 45, 301, A and I. The principal business address of AXA Advisors, LLC and AXA Distributors, LLC is 1290 Avenue of the Americas, NY, NY 10104.

         (b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC and AXA Distributors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC or AXA Distributors, LLC, as applicable.

(i) AXA ADVISORS, LLC

NAME AND PRINCIPAL                 POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                   (AXA ADVISORS, LLC)
------------------                 --------------------------------------

*David Karr                        Director, Chairman of the Board and Chief
                                   Executive Officer

*Christine Nigro                   Director and Vice Chairman of the Board

*Ronald Herrmann                   Director

*Anders B. Malmstrom               Director

*Frank Massa                       Director, President and Chief Operating
                                   Officer

*Brian Winikoff                    Director

*Susan LaVallee                    Senior Vice President

*George Papazicos                  Senior Vice President

*Maurya Keating                    Vice President, Chief Broker Dealer Counsel
                                   and Investment and Advisor Chief Compliance
                                   Officer

*Mary Jean Bonadonna               Vice President and Broker-Dealer Chief
                                   Compliance Officer

*Yun Zhang                         Vice President and Treasurer

*Gina Jones                        Vice President and Financial Crime Officer

*Kenneth Webb                      Vice President and Chief Financial Planning
                                   Officer

*Page Pennell                      Vice President

*Philip Pescatore                  Chief Risk Officer

*Denise Tedeschi                   Assistant Vice President and Assistant
                                   Secretary

*James Mellin                      Chief Sales Officer

*Thomas Eng                        Chief Privacy Officer

*Nicholas J. Gismondi              Vice President and Controller

*Kadeidre Screen                   Secretary

*James O'Boyle                     Senior Vice President

*Gerald J. Carroll                 Vice President

*Claire A. Comerford               Vice President

*Kathryn Ferrero                   Vice President

*Joshua Katz                       Vice President

*Christopher LaRussa               Vice President

*Jamie Milici                      Vice President

*David G. Rogers                   Vice President

*Samuel Schwartz                   Vice President

*Ruth Shorter                      Vice President

*Steven Sutter                     Vice President and Assistant Treasurer

(ii) AXA DISTRIBUTORS, LLC

NAME AND PRINCIPAL                 POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                   (AXA DISTRIBUTORS, LLC)
------------------                 --------------------------------------------

*Brian Winikoff                    Director, Chairman of the Board,
                                   Chief Executive Officer and Chief Retirement
                                   Savings Officer

*Kevin Molloy                      Senior Vice President and Director

*Ronald Herrmann                   Senior Vice President and Director

*Herve Balzano                     Senior Vice President

*Harvey T. Fladeland               Senior Vice President

*Kathryn Ferrero                   Senior Vice President

*Peter D. Golden                   Senior Vice President

*David Kahal                       Senior Vice President

*Kevin M. Kennedy                  President and Director

*Windy Lawrence                    Senior Vice President

*Graham Day                        Senior Vice President

*Trey Reynolds                     Senior Vice President

*David Veale                       Senior Vice President

*Alfred D'Urso                     Vice President and Chief Compliance Officer

*Michael Schumacher                Senior Vice President

*Mark Teitelbaum                   Senior Vice President

*Nicholas Gismondi                 Vice President and Chief Financial Officer

*Nicholas D. Huth                  Senior Vice President and General Counsel

*Gina Jones                        Vice President and Financial Crime Officer

*Yun Zhang                         Vice President and Treasurer

*Francesca Divone                  Secretary

*Evan Hirsch                       Senior Vice President

*Gerald J. Carroll                 Vice President

*Matthew Drummond                  Vice President

*Jacqueline Fabitore-Matheny       Vice President

*Karen Farley                      Vice President

*Richard Frink                     Vice President

*Michael J. Gass                   Vice President

*Laird Johnson                     Vice President

*Joshua Katz                       Vice President

*James Long                        Vice President

*Page W. Long                      Vice President

*Catherine Luoma                   Vice President

*James S. O'Connor                 Vice President

*Matthew A. Schirripa              Vice President

*Samuel Schwartz                   Vice President

*William Sorrentino                Vice President

*Steven Sutter                     Vice President and Assistant Treasurer

*Jonathan Zales                    Vice President

         (c) The information under "Distribution of the Contracts" in the Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

         The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by AXA Equitable at 1290 Avenue of the Americas, New York, NY 10104 and 135 West 50th Street, New York, NY 10020, and 500 Plaza Drive, Secaucus, NJ 07096.

ITEM 31. MANAGEMENT SERVICES

         Not applicable.

ITEM 32. UNDERTAKINGS

         The Registrant hereby undertakes:

         (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

         (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
               (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

         (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

         AXA Equitable hereby represents that the fees and charges deducted under the contracts described in this Registration Statement, in the aggregate, in such case, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by AXA Equitable under the respective contracts. AXA Equitable bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks, the need for AXA Equitable to earn a profit, the degree to which the contract includes innovative features, and regulatory standards for the grant of exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all contracts sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectuses contained herein, or any variations therein, based on supplements, endorsements, data pages, or riders to any contract, or prospectus, or otherwise.

         The Registrant hereby represents that it is relying on the November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code. Registrant further represents that it complies with the provisions of paragraphs (1) - (4) of that letter.

         The Registrant hereby further represents that it is relying upon Rule 6c-7 of the Investment Company Act of 1940 (the "1940 Act") in claiming an exemption from certain provisions of Sections 22(e) and 27 of the 1940 Act for registered separate accounts offering variable annuity contracts to participants in the Texas Optional Retirement program. Further, AXA Equitable has or will comply with Rule 6c-7(a)-(d) of the 1940 Act with respect to Texas Optional Retirement Program participants.

                                  SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to the Registration Statement and has duly caused this Amendment to this Registration Statement to be signed on its behalf, in the City and State of New York, on this 21st day of December, 2017.

                               SEPARATE ACCOUNT A OF
                               AXA EQUITABLE LIFE INSURANCE COMPANY
                                          (Registrant)

                               By:  AXA Equitable Life Insurance Company
                                          (Depositor)

                               By:  /s/ Shane Daly
                                    --------------------------------------------
                                    Shane Daly
                                    Vice President and Associate General Counsel

                                  SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has caused this Registration Statement to be signed on its behalf, by the undersigned, duly authorized, in the City and State of New York, on this 21st day of December, 2017.

                                         AXA EQUITABLE LIFE INSURANCE COMPANY
                                                      (Depositor)

                                         By:  /s/ Shane Daly
                                              ----------------------------------
                                              Shane Daly
                                              Vice President and Associate
                                              General Counsel

As required by the Securities Act of 1933 and the Investment Company Act of 1940, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson                  Chairman of the Board, Chief Executive Officer,
                               Director and President

PRINCIPAL FINANCIAL OFFICER:

*Anders B. Malmstrom           Senior Executive Director
                               and Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Andrea M. Nitzan              Executive Director, Chief Accounting Officer
                               and Controller

*DIRECTORS:

Thomas Buberl           Mark Pearson
Barbara Fallon-Walsh    Bertram L. Scott
Daniel G. Kaye          George Stansfield
Kristi A. Matus         Richard C. Vaughan
Ramon de Oliveira

*By:  /s/ Shane Daly
      --------------------------
      Shane Daly
      Attorney-in-Fact
      December 21, 2017

                                 EXHIBIT INDEX
 EXHIBIT NO.                                                         TAG VALUE
 -----------                                                         ---------

      9      Opinion and Consent of Counsel                          EX-99.9

      10(a)  Consent of PricewaterhouseCoopers LLP                   EX-99.10a

      10(b)  Powers of Attorney                                      EX-99.10b